UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Defensive Global Equity Fund (formerly, State Street Disciplined Global Equity Fund)
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET DEFENSIVE GLOBAL EQUITY FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Global Equity Fund (the “Fund”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Disciplined Global Equity Portfolio (the “Portfolio”). The Fund’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class I was –6.27%, and the Index was –8.71% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Portfolio’s defensive positioning, sector allocation and stock selection were primary drivers of Fund performance during the Reporting Period relative to the Index. Rising economic growth concerns and interest rates uncertainties led to a significant decline in global equity market over the Reporting Period. The Portfolio’s defensive posture, with higher allocation to lower risk securities, provided a positive contribution to relative performance. Similarly, the Portfolio’s overweight of defensive sectors – Utilities and Health Care and underweight of poor performing Materials and Energy sectors contributed to the Fund’s performance relative to the Index. The Portfolio’s stock selection further improved on relative performance, with the strongest relative performance from the holdings in the Health Care and Industrials sectors.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were HCA Healthcare, Eli Lilly and Merck. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Danske Bank, Hitachi and Tyson Foods.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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State Street Defensive Global Equity Fund
Performance Summary (Unaudited)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Defensive Global Equity Fund Class I	(6.27%)	8.04%
MSCI World Index(1)	(8.71%)	9.33%

*	Inception date is February 18, 2016.
(1)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in affiliated State Street Disciplined Global Equity Portfolio	$2,028,540
Receivable for investments sold	4,522
Receivable from Adviser	21,916
Prepaid expenses and other assets	14
TOTAL ASSETS	2,054,992
LIABILITIES
Advisory fee payable	2,853
Custodian fees payable	2,493
Administration fees payable	190
Transfer agent fees payable	218
Sub-transfer agent fee payable	2
Registration and filing fees payable	8,963
Professional fees payable	17,567
Printing and postage fees payable	22,044
TOTAL LIABILITIES	54,330
NET ASSETS	$2,000,662
NET ASSETS CONSIST OF:
Paid-in Capital	$1,733,657
Total distributable earnings (loss)	267,005
NET ASSETS	$2,000,662
Class I
Net Assets	$2,000,662
Shares Outstanding	186,850
Net asset value, offering and redemption price per share	$ 10.71
COST OF INVESTMENTS:
Investment in affiliated State Street Disciplined Global Equity Portfolio	$2,405,957
Shares of affiliated State Street Disciplined Global Equity Portfolio	208,269
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Dividend income from affiliated State Street Disciplined Global Equity Portfolio	$ 130,668
EXPENSES
Advisory fee	38,347
Administration fees	2,558
Custodian fees	27,973
Trustees’ fees and expenses	18,080
Transfer agent fees	6,050
Sub-transfer agent fee	522
Registration and filing fees	24,113
Professional fees and expenses	46,536
Printing and postage fees	10,356
Insurance expense	15
Miscellaneous expenses	634
TOTAL EXPENSES	175,184
Expenses waived/reimbursed by the Adviser	(136,298)
NET EXPENSES	38,886
NET INVESTMENT INCOME (LOSS)	$ 91,782
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	436,565
Capital gain distributions from affiliated State Street Disciplined Global Equity Portfolio	220,573
Net realized gain (loss)	657,138
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	(1,144,102)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(486,964)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (395,182)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 91,782	$ 118,255
Net realized gain (loss)	657,138	110,655
Net change in unrealized appreciation/depreciation	(1,144,102)	579,655
Net increase (decrease) in net assets resulting from operations	(395,182)	808,565
DISTRIBUTIONS TO SHAREHOLDERS (Note 7):
Class I	(169,911)	(170,465)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	589,000	1,080,700
Reinvestment of distributions	140,917	40,574
Cost of shares redeemed	(3,117,534)	—
Net increase (decrease) in net assets from beneficial interest transactions	(2,387,617)	1,121,274
Net increase (decrease) in net assets during the period	(2,952,710)	1,759,374
Net assets at beginning of period	4,953,372	3,193,998
NET ASSETS AT END OF PERIOD	$ 2,000,662	$4,953,372
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	46,968	93,710
Reinvestment of distributions	13,295	3,262
Shares redeemed	(270,385)	—
Net increase (decrease) from share transactions	(210,122)	96,972
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 02/19/2016* - 12/31/16
Net asset value, beginning of period	$12.48	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.32	0.21
Net realized and unrealized gain (loss)	(1.02)	1.94	0.77
Total from investment operations	(0.79)	2.26	0.98
Distributions to shareholders from:
Net investment income	(0.50)	(0.39)	(0.31)
Net realized gains	(0.48)	(0.04)	(0.02)
Total distributions	(0.98)	(0.43)	(0.33)
Net asset value, end of period	$10.71	$12.48	$10.65
Total return (b)	(6.27)%	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,001	$4,953	$3,194
Ratios to Average Net Assets:
Total expenses	3.43%	4.48%	5.37%(c)
Net expenses	0.76%	0.76%	0.75%(c)
Net investment income (loss)	1.80%	2.72%	2.26%(c)
Portfolio turnover rate (d)	64%	39%	38%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Disciplined Global Equity Portfolio.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Fund (formerly, State Street Disciplined Global Equity Fund)	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Disciplined Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (100.00% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.
The Adviser is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board. For the period ended December 31, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $136,298.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2018, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Defensive Global Equity Fund	1	15.85%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to distributions from underlying funds.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Fund	$86,188	$83,723	$169,911
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Fund	$ 162,042	$ 8,423	$ 170,465
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Defensive Global Equity Fund	$40,129	$—	$609,167	$(382,291)	$—	$267,005
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Fund	$2,410,831	$—	$382,291	$(382,291)
6.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
7.    New Accounting Pronouncements
In August 2018, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Defensive Global Equity Fund
Class I	$153,255	$17,210	$170,465	$—
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below:
Effective January 22, 2019 (the “Effective Date“), the name of the State Street Disciplined Global Equity Fund was changed to the State Street Defensive Global Equity Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of State Street Defensive Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Fund (formerly State Street Disciplined Global Equity Fund) (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets year for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from February 19, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from February 19, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Fund
Class I(b)	0.77%	$954.90	$3.79	$1,021.30	$3.92
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2018, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018:
Amount
State Street Defensive Global Equity Fund	$83,723
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
20

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
December 31, 2018
SSGA Active Trust
State Street Disciplined Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Disciplined Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	Market Value	% of Net Assets
Merck & Co., Inc.	29,647	1.5%
Waste Management, Inc.	29,278	1.4
Eli Lilly & Co.	28,814	1.4
CLP Holdings, Ltd.	28,259	1.4
HCA Healthcare, Inc.	28,250	1.4
TOTAL	144,248	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Pharmaceuticals	11.2%
Insurance	7.7
Banks	7.5
Health Care Providers & Services	7.3
Electric Utilities	4.4
Multi-Utilities	4.1
Food & Staples Retailing	4.0
Equity Real Estate Investment Trusts (REITs)	3.7
Trading Companies & Distributors	3.7
Diversified Telecommunication Services	3.6
Hotels, Restaurants & Leisure	3.3
Specialty Retail	3.1
Airlines	2.5
Food Products	2.4
Beverages	2.4
Health Care Equipment & Supplies	2.0
Communications Equipment	2.0
Mortgage Real Estate Investment Trust (REITs)	2.0
Automobiles	2.0
Oil, Gas & Consumable Fuels	2.0
Aerospace & Defense	1.8
Commercial Services & Supplies	1.7
Gas Utilities	1.6
Construction & Engineering	1.4
Industrial Conglomerates	1.2
Household Products	1.2
Technology Hardware, Storage & Peripherals	1.1
Wireless Telecommunication Services	1.1
Tobacco	1.1
Consumer Finance	1.0
Multiline Retail	1.0
Electronic Equipment, Instruments & Components	0.9
Real Estate Management & Development	0.7
Air Freight & Logistics	0.6
Chemicals	0.6
Road & Rail	0.5
Textiles, Apparel & Luxury Goods	0.5
Metals & Mining	0.4
Capital Markets	0.2
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.0%
Coles Group, Ltd. (a)	399	$ 3,298
Insurance Australia Group, Ltd. (a)	615	3,031
Macquarie Group, Ltd.	66	5,048
Mirvac Group REIT	6,316	9,960
Qantas Airways, Ltd.	2,520	10,272
Scentre Group REIT	5,920	16,254
Sonic Healthcare, Ltd.	253	3,938
South32, Ltd.	3,183	7,507
Telstra Corp., Ltd.	2,143	4,300
Wesfarmers, Ltd.	399	9,050
Woodside Petroleum, Ltd.	400	8,819
		81,477
BELGIUM — 0.5%
Ageas	237	10,647
CANADA — 2.8%
Bank of Montreal	154	10,057
Sun Life Financial, Inc.	227	7,527
TELUS Corp.	490	16,234
Toronto-Dominion Bank	465	23,104
		56,922
DENMARK — 1.1%
Novo Nordisk A/S Class B	469	21,403
FRANCE — 1.7%
Peugeot SA	764	16,284
Sanofi	209	18,077
		34,361
GERMANY — 0.9%
Allianz SE	28	5,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57	12,416
		18,022
HONG KONG — 4.9%
CLP Holdings, Ltd.	2,500	28,259
Hang Seng Bank, Ltd.	800	17,963
Jardine Matheson Holdings, Ltd.	200	13,916
Link REIT	2,500	25,322
Sun Hung Kai Properties, Ltd.	1,000	14,254
		99,714
ITALY — 1.4%
Enel SpA	2,097	12,091
Eni SpA	1,088	17,099
		29,190
JAPAN — 14.8%
Astellas Pharma, Inc.	1,800	22,993
FUJIFILM Holdings Corp.	300	11,676
Hitachi, Ltd.	700	18,729
ITOCHU Corp.	900	15,315
Japan Airlines Co., Ltd.	700	24,825
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	1,000	$ 11,530
Marubeni Corp.	2,900	20,416
Mitsubishi Corp.	600	16,515
Mitsui & Co., Ltd.	1,500	23,112
Mitsui Chemicals, Inc.	500	11,320
Mizuho Financial Group, Inc.	14,700	22,817
Nippon Telegraph & Telephone Corp.	500	20,426
NTT DOCOMO, Inc.	1,000	22,536
Taisei Corp.	400	17,154
Tokio Marine Holdings, Inc.	200	9,545
Tokyo Gas Co., Ltd.	300	7,617
Toyota Motor Corp.	400	23,355
		299,881
NETHERLANDS — 1.4%
Koninklijke Ahold Delhaize NV	1,099	27,733
NORWAY — 2.3%
DNB ASA	1,275	20,342
Equinor ASA	832	17,655
Telenor ASA	494	9,556
		47,553
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	321	12,414
SWEDEN — 1.1%
Swedish Match AB	554	21,814
SWITZERLAND — 4.3%
Novartis AG	226	19,267
Roche Holding AG	103	25,431
Swiss Re AG	242	22,123
Swisscom AG	18	8,577
Zurich Insurance Group AG	38	11,298
		86,696
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	3,228	13,102
UNITED STATES — 57.1%
Aflac, Inc.	276	12,575
AGNC Investment Corp. REIT	1,141	20,013
Allstate Corp.	263	21,732
Ameren Corp.	374	24,396
American Express Co.	214	20,398
Annaly Capital Management, Inc. REIT	1,995	19,591
Anthem, Inc.	90	23,637
Archer-Daniels-Midland Co.	511	20,936
AutoZone, Inc. (a)	29	24,312
Baxter International, Inc.	411	27,052
BB&T Corp.	439	19,017
Bristol-Myers Squibb Co.	216	11,228
Carnival Corp.	162	7,987
CenterPoint Energy, Inc.	637	17,982
Cigna Corp.	104	19,752
Cisco Systems, Inc.	320	13,866
Coca-Cola Co.	529	25,048
DTE Energy Co.	224	24,707

See accompanying notes to financial statements.
2

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	249	$ 28,814
Eversource Energy	181	11,772
Exelon Corp.	568	25,617
HCA Healthcare, Inc.	227	28,250
Hershey Co.	76	8,146
Home Depot, Inc.	105	18,041
Honeywell International, Inc.	79	10,437
HP, Inc.	526	10,762
Humana, Inc.	79	22,632
Johnson & Johnson	199	25,681
JPMorgan Chase & Co.	246	24,015
Kellogg Co.	356	20,296
Lockheed Martin Corp.	71	18,591
McDonald's Corp.	143	25,392
Medtronic PLC	159	14,463
Merck & Co., Inc.	388	29,647
Motorola Solutions, Inc.	237	27,264
PepsiCo, Inc.	215	23,753
Pfizer, Inc.	515	22,480
Pinnacle West Capital Corp.	115	9,798
PNC Financial Services Group, Inc.	64	7,482
Procter & Gamble Co.	271	24,910
Public Service Enterprise Group, Inc.	324	16,864
Quest Diagnostics, Inc.	150	12,490
Raytheon Co.	125	19,169
Republic Services, Inc.	81	5,839
Simon Property Group, Inc. REIT	143	24,023
Starbucks Corp.	186	11,978
Sysco Corp.	351	21,994
Security Description	Shares	Value
Target Corp.	309	$ 20,422
TJX Cos., Inc.	476	21,296
Torchmark Corp.	154	11,478
UGI Corp.	453	24,168
Union Pacific Corp.	69	9,538
United Continental Holdings, Inc. (a)	188	15,741
United Parcel Service, Inc. Class B	122	11,899
UnitedHealth Group, Inc.	102	25,410
Universal Health Services, Inc. Class B	97	11,306
US Bancorp	180	8,226
Verizon Communications, Inc.	247	13,886
VF Corp.	132	9,417
Walmart, Inc.	188	17,512
Waste Management, Inc.	329	29,278
Yum! Brands, Inc.	245	22,520
		1,156,926
TOTAL COMMON STOCKS (Cost $1,960,299)		2,017,855
TOTAL INVESTMENTS — 99.5% (Cost $1,960,299)		2,017,855
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,180
NET ASSETS — 100.0%		$ 2,028,035
(a)	Non-income producing security.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,017,855	$—	$—	$2,017,855
TOTAL INVESTMENTS	$2,017,855	$—	$—	$2,017,855
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,569	$33,569	$695,359	$728,928	$—	$—	—	$—	$549	$—
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,017,855
Foreign currency, at value	26,681
Receivable for investments sold	7,131
Dividends receivable — unaffiliated issuers	4,975
Dividends receivable — affiliated issuers	120
Receivable from Adviser	958
Receivable for foreign taxes recoverable	3,920
TOTAL ASSETS	2,061,640
LIABILITIES
Due to custodian	9,497
Payable for investments purchased	18,648
Payable for fund shares repurchased	4,522
Advisory fee payable	937
Trustees’ fees and expenses payable	1
TOTAL LIABILITIES	33,605
NET ASSETS	$2,028,035
NET ASSETS CONSIST OF:
Paid-in Capital	$1,905,781
Total distributable earnings (loss)	122,254
NET ASSETS	$2,028,035
NET ASSET VALUE PER SHARE
Net asset value per share	$ 9.74
Shares outstanding (unlimited amount authorized, no par value)	208,269
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,960,299
Foreign currency, at cost	$ 26,659
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 67,511
Dividend income — affiliated issuers	549
Foreign taxes withheld	(2,405)
TOTAL INVESTMENT INCOME (LOSS)	65,655
EXPENSES
Advisory fee	6,558
Trustees’ fees and expenses	47
TOTAL EXPENSES	6,605
Expenses waived/reimbursed by the Adviser	(6,605)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 65,655
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	53,787
Foreign currency transactions	(1,372)
Net realized gain (loss)	52,415
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(400,305)
Foreign currency translations	90
Net change in unrealized appreciation/depreciation	(400,215)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(347,800)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(282,145)
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 65,655	$ 168,284
Net realized gain (loss)	52,415	222,062
Net change in unrealized appreciation/depreciation	(400,215)	(82,662)
Net increase (decrease) in net assets resulting from operations	(282,145)	307,684
Distributions to shareholders (Note 9)	(351,240)	(211,763)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	503,557	348,917
Reinvestment of distributions	351,240	211,763
Cost of shares redeemed	(3,198,070)	(282,814)
Net increase (decrease) in net assets from beneficial interest transactions	(2,343,273)	277,866
Net increase (decrease) in net assets during the period	(2,976,658)	373,787
Net assets at beginning of period	5,004,693	4,630,906
NET ASSETS AT END OF PERIOD	$ 2,028,035	$5,004,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	39,829	27,995
Reinvestment of distributions	36,856	17,050
Shares redeemed	(275,879)	(22,549)
Net increase (decrease) from share transactions	(199,194)	22,496
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Disciplined Global Equity Portfolio
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.16	0.42	0.31	0.15
Net realized and unrealized gain (loss)	(0.70)	0.36	1.21	0.74
Total from investment operations	(0.54)	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.74)	(0.38)	(0.28)	—
Net realized gains	(1.26)	(0.15)	(0.10)	—
Total distributions	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$ 9.74	$12.28	$12.03	$10.89
Total return (b)	(4.03)%(c)	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,028	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%(d)	0.30%	0.33%	0.27%(d)
Net expenses	—%(d)(e)	—%(e)	—%(e)	—%(d)
Net investment income (loss)	2.50%(d)	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	39%(c)	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
8

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
9

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in such an amount equal to the “Total annual Fund operating expenses” until the later of April 30, 2020 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund (formerly, State Street Disciplined Global Equity Fund), a separate series of State Street Institutional Investment Trust. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after April 30, 2020. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Trust’s Board of Trustees. For the period ended December 31, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $6,605.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
10

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$1,872,819	$4,400,883
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Act did not contain a provision permitting a regulated investment company, such as the Fund, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations (the “Proposed Regulations”) that generally permit regulated investment companies, such as the Fund, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$1,960,299	$174,281	$116,725	$57,556
7.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
11

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
13

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Portfolio	0.00%(b)	$959.70	$0.00(c)	$1,025.20	$0.00(c)
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Amount is less than 0.005%.
(c)	Amount is less than $0.005.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Portfolio's website at www.ssgafunds.com.
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

© 2019 State Street Corporation -All Rights Reserved

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's and the Portfolio's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or the Portfolio (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund's and the Portfolio's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Fund normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index.
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Administrative Shares was –4.56%, and the Index was –4.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Equity markets opened the first month of 2018 with an acceleration of positive momentum following up on what was the strongest year for global equity markets since 2009. The sharp rise in yields that accelerated into the end of the month coincided with a reversal in U.S. equities at the end of January including the first drop of more than 1% in the Index since August. Despite this, the Index returned over 5.7% for the month of January. The fifteen month run of gains for global equity markets and historically low volatility across asset classes came to an abrupt end in February as U.S. equities fell into correction territory for the first time in two years. The release of the January non-farm payrolls report on February 2nd noted that average hourly earnings rose by approximately 2.9% on a year-over-year basis, the highest reading since the beginning of the economic recovery. The release prompted a swift reassessment of government bond yields and a 2.10% selloff in the S&P 500 for the day, a decline larger than any seen the whole of 2017. The next two months followed suit with a drop of 3.69% in February and a drop of 2.54% in March.
Markets took a tentative step forward in April after February and March left the Index in the red to close off the first quarter of 2018. Unlike early February, when rising yields that came close to 3% were widely cited as a catalyst that unnerved equity markets, the gradual rise in yields to 3% in April coincided with generally positive equity market performance. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
The market environment during the third quarter in many ways mimicked what had already transpired throughout much of 2018. The S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. Large cap stocks, as represented by the S&P 500, displayed the most uninterrupted progress during the third quarter – posting an advance of 7.7%. In what is usually a seasonally favorable period, in Q4 of 2018, US equities exhibited their worst quarterly performance since 2011 when the market was facing debt ceiling negotiations and a credit rating downgrade from Standard & Poor’s. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. Both months started out with building optimism based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled those short-lived rallies and sent the S&P 500 down 13.5% for the quarter. This brought the index to a final return of –4.38% for the year.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Microsoft Corporation, Amazon.com Inc., and Merck & Co., Inc. The top negative contributors to the Fund’s performance during the Reporting Period were: Facebook, Inc. Class A, General Electric Company, and AT&T Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

State Street Equity 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Five Years Ended December 31, 2018	Average Annual Total Return Ten Years Ended December 31, 2018
State Street Equity 500 Index Fund Administrative Shares	(4.56%)	8.22%	12.85%
State Street Equity 500 Index Fund Service Shares(a)	(4.66%)	8.11%	12.74%
State Street Equity 500 Index Fund Class R Shares(b)	(5.04%)	7.73%	12.34%
State Street Equity 500 Index Fund Class A Shares(c)	(4.72%)	6.78%	11.94%
State Street Equity 500 Index Fund Class I Shares(d)	(4.45%)	8.21%	12.83%
State Street Equity 500 Index Fund Class K Shares(e)	(4.42%)	8.35%	12.91%
S&P 500® Index(f)	(4.38%)	8.49%	13.12%

(a)	NAV Performance shown for the periods prior to the inception of Service shares on March 10, 2003 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses Service shares, estimated for their first year of operations, including applicable 12b-1 fees.
(b)	NAV Performance shown for the periods prior to the inception of Class R shares on June 7, 2005 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class R shares, estimated for their first year of operations, including applicable 12b-1 fees.
(c)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(d)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(e)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(f)	The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 ® Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$797,554,510
Cash	11
Receivable for fund shares sold	3,085,435
Receivable from Adviser	93,224
Prepaid expenses and other assets	2,368
TOTAL ASSETS	800,735,548
LIABILITIES
Payable for investments purchased	2,592,416
Payable for fund shares repurchased	437,213
Advisory fee payable	13,951
Custodian fees payable	3,866
Administration fees payable	29,218
Distribution fees payable	56,153
Transfer agent fees payable	11,900
Sub-transfer agent fee payable	624
Registration and filing fees payable	2,006
Professional fees payable	19,871
TOTAL LIABILITIES	3,167,218
NET ASSETS	$797,568,330
NET ASSETS CONSIST OF:
Paid-in Capital	$695,323,282
Total distributable earnings (loss)	102,245,048
NET ASSETS	$797,568,330
Administrative Shares
Net Assets	$213,270,264
Shares Outstanding	10,861,393
Net asset value, offering and redemption price per share	$ 19.64
Service Shares
Net Assets	$ 20,897,436
Shares Outstanding	1,065,347
Net asset value, offering and redemption price per share	$ 19.62
Class R Shares
Net Assets	$ 32,098,728
Shares Outstanding	1,635,881
Net asset value, offering and redemption price per share	$ 19.62
Class A Shares
Net Assets	$ 31,766,404
Shares Outstanding	1,617,803
Net asset value, offering and redemption price per share	$ 19.64
Maximum sales charge	5.25%
Maximum offering price per share	$ 20.73
Class I Shares
Net Assets	$ 14,495,555
Shares Outstanding	737,858
Net asset value, offering and redemption price per share	$ 19.65
Class K Shares
Net Assets	$485,039,943
Shares Outstanding	24,694,790
Net asset value, offering and redemption price per share	$ 19.64
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$719,148,956
Shares of affiliated State Street Equity 500 Index II Portfolio	67,761,641
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ 16,462,911
EXPENSES
Advisory fee	167,890
Administration fees	419,724
Sub-transfer agent fee
Class A Shares	2,677
Class I Shares	4,862
Distribution fees
Administrative Shares	395,265
Service Shares	63,251
Class R Shares	232,674
Class A Shares	48,531
Custodian fees	40,089
Trustees’ fees and expenses	18,000
Transfer agent fees	131,545
Registration and filing fees	95,130
Professional fees	40,442
Printing and postage fees	74,267
Insurance expense	2,517
Miscellaneous expenses	5,655
TOTAL EXPENSES	1,742,519
Expenses waived/reimbursed by the Adviser	(815,850)
NET EXPENSES	926,669
NET INVESTMENT INCOME (LOSS)	$ 15,536,242
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(2,867,389)
Capital gain distributions from the State Street Equity 500 Index II Portfolio	27,766,413
Net realized gain (loss)	24,899,024
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(81,450,733)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(56,551,709)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(41,015,467)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,536,242	$ 14,389,310
Net realized gain (loss)	24,899,024	46,331,207
Net change in unrealized appreciation/depreciation	(81,450,733)	87,973,268
Net increase (decrease) in net assets resulting from operations	(41,015,467)	148,693,785
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Administrative Shares	(10,174,158)	(15,035,865)
Service Shares	(978,293)	(1,490,781)
Class R Shares	(1,376,029)	(2,133,203)
Class A Shares	(1,405,739)	(339,000)
Class I Shares	(719,749)	(870,950)
Class K Shares	(23,877,315)	(23,055,206)
Total distributions to shareholders	(38,531,283)	(42,925,005)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	9,357,778	21,702,778
Reinvestment of distributions	10,174,158	15,035,865
Cost of shares redeemed	(62,219,183)	(77,159,335)
Net increase (decrease) from capital share transactions	(42,687,247)	(40,420,692)
Service Shares
Proceeds from sale of shares sold	4,102,665	8,657,371
Reinvestment of distributions	978,293	1,490,781
Cost of shares redeemed	(10,238,706)	(116,109,796)
Net increase (decrease) from capital share transactions	(5,157,748)	(105,961,644)
Class R Shares
Proceeds from sale of shares sold	4,648,251	7,402,032
Reinvestment of distributions	1,376,031	2,133,203
Cost of shares redeemed	(13,452,753)	(12,029,952)
Net increase (decrease) from capital share transactions	(7,428,471)	(2,494,717)
Class A Shares
Proceeds from sale of shares sold	31,494,823	9,184,484
Reinvestment of distributions	1,402,869	338,962
Cost of shares redeemed	(3,391,762)	(12,189,604)
Net increase (decrease) from capital share transactions	29,505,930	(2,666,158)
Class I Shares
Proceeds from sale of shares sold	6,685,907	11,678,715
Reinvestment of distributions	719,747	870,951
Cost of shares redeemed	(7,437,392)	(1,515,359)
Net increase (decrease) from capital share transactions	(31,738)	11,034,307
Class K Shares
Proceeds from sale of shares sold	194,346,788	77,397,900
Reinvestment of distributions	23,710,448	22,865,403
Cost of shares redeemed	(95,198,585)	(108,177,288)
Net increase (decrease) from capital share transactions	122,858,651	(7,913,985)
Net increase (decrease) in net assets from beneficial interest transactions	97,059,377	(148,422,889)
Net increase (decrease) in net assets during the period	17,512,627	(42,654,109)
Net assets at beginning of period	780,055,703	822,709,812
NET ASSETS AT END OF PERIOD	$797,568,330	$ 780,055,703
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	419,401	1,076,275
Reinvestment of distributions	521,752	692,897
Shares redeemed	(2,783,808)	(3,785,655)
Net increase (decrease) from share transactions	(1,842,655)	(2,016,483)
Service Shares
Shares sold	184,234	431,525
Reinvestment of distributions	50,220	68,763
Shares redeemed	(459,714)	(5,833,376)
Net increase (decrease) from share transactions	(225,260)	(5,333,088)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/18	Year Ended 12/31/17
Class R Shares
Shares sold	$ 212,430	$ 365,320
Reinvestment of distributions	70,602	98,350
Shares redeemed	(602,656)	(585,557)
Net increase (decrease) from share transactions	(319,624)	(121,887)
Class A Shares
Shares sold	1,409,087	433,637
Reinvestment of distributions	71,942	15,613
Shares redeemed	(154,202)	(556,990)
Net increase (decrease) from share transactions	1,326,827	(107,740)
Class I Shares
Shares sold	299,239	540,143
Reinvestment of distributions	36,891	40,099
Shares redeemed	(341,813)	(73,960)
Net increase (decrease) from share transactions	(5,683)	506,282
Class K Shares
Shares sold	8,642,565	3,673,546
Reinvestment of distributions	1,215,297	1,053,220
Shares redeemed	(4,257,351)	(5,277,255)
Net increase (decrease) from share transactions	5,600,511	(550,489)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$ 15.50
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.38	0.26	0.31	0.29
Net realized and unrealized gain (loss)	(1.33)	3.66	1.76	(0.12)	1.79
Total from investment operations	(0.99)	4.04	2.02	0.19	2.08
Distributions to shareholders from:
Net investment income	(0.39)	(0.46)	(0.28)	(0.29)	(0.31)
Net realized gains	(0.60)	(0.79)	(0.08)	—	—
Total distributions	(0.99)	(1.25)	(0.36)	(0.29)	(0.31)
Net asset value, end of period	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$ 17.27
Total return (b)	(4.56)%	21.43%	11.75%	1.08%	13.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$213,270	$274,650	$277,141	$261,038	$248,180
Ratios to Average Net Assets:(c)
Total expenses	0.27%(d)	0.26%(d)	0.27%(d)	0.31%(d)	0.30%(e)
Net expenses	0.17%(d)	0.18%(d)	0.18%(d)	0.18%(d)	0.23%(e)
Net investment income (loss)	1.51%	1.83%	1.48%	1.76%	1.78%
Portfolio turnover rate	8%(f)	30%(f)	5%(f)	5%(f)	4%(g)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 21.60	$ 18.81	$ 17.15	$ 17.25	$ 15.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.15	0.26	0.22	0.28
Net realized and unrealized gain (loss)	(1.33)	3.87	1.74	(0.05)	1.77
Total from investment operations	(1.01)	4.02	2.00	0.17	2.05
Distributions to shareholders from:
Net investment income	(0.37)	(0.44)	(0.26)	(0.27)	(0.29)
Net realized gains	(0.60)	(0.79)	(0.08)	—	—
Total distributions	(0.97)	(1.23)	(0.34)	(0.27)	(0.29)
Net asset value, end of period	$ 19.62	$ 21.60	$ 18.81	$ 17.15	$ 17.25
Total return (b)	(4.66)%	21.33%	11.65%	0.98%	13.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,897	$27,876	$124,591	$104,730	$126,412
Ratios to Average Net Assets:(c)
Total expenses	0.37%(d)	0.36%(d)	0.37%(d)	0.41%(d)	0.40%(e)
Net expenses	0.27%(d)	0.28%(d)	0.27%(d)	0.28%(d)	0.33%(e)
Net investment income (loss)	1.44%	0.73%	1.46%	1.25%	1.73%
Portfolio turnover rate	8%(f)	30%(f)	5%(f)	5%(f)	4%(g)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 21.61	$ 18.81	$ 17.15	$ 17.26	$ 15.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.29	0.18	0.19	0.22
Net realized and unrealized gain (loss)	(1.33)	3.66	1.76	(0.09)	1.78
Total from investment operations	(1.09)	3.95	1.94	0.10	2.00
Distributions to shareholders from:
Net investment income	(0.30)	(0.36)	(0.20)	(0.21)	(0.23)
Net realized gains	(0.60)	(0.79)	(0.08)	—	—
Total distributions	(0.90)	(1.15)	(0.28)	(0.21)	(0.23)
Net asset value, end of period	$ 19.62	$ 21.61	$ 18.81	$ 17.15	$ 17.26
Total return (b)	(5.04)%	20.96%	11.26%	0.58%	12.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,099	$42,249	$39,086	$37,845	$41,148
Ratios to Average Net Assets:(c)
Total expenses	0.72%(d)	0.71%(d)	0.72%(d)	0.76%(d)	0.75%(e)
Net expenses	0.62%(d)	0.63%(d)	0.63%(d)	0.63%(d)	0.68%(e)
Net investment income (loss)	1.06%	1.41%	0.99%	1.09%	1.37%
Portfolio turnover rate	8%(f)	30%(f)	5%(f)	5%(f)	4%(g)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 21.63	$18.83	$17.17	$17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	0.16	0.68	0.25	0.11
Net realized and unrealized gain (loss)	(1.66)	3.82	0.29	(0.11)	0.45
Total from investment operations	(1.02)	3.98	1.97	0.14	0.56
Distributions to shareholders from:
Net investment income	(0.37)	(0.39)	(0.23)	(0.24)	(0.29)
Net realized gains	(0.60)	(0.79)	(0.08)	—	—
Total distributions	(0.97)	(1.18)	(0.31)	(0.24)	(0.29)
Net asset value, end of period	$ 19.64	$21.63	$18.83	$17.17	$17.27
Total return (b)	(4.72)%	21.12%	11.42%	0.78%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,766	$6,293	$7,509	$ 60	$ 51
Ratios to Average Net Assets:
Total expenses	0.38%(c)	0.56%(c)	0.57%(c)	0.61%(c)	0.70%(c)(d)
Net expenses	0.28%(c)	0.48%(c)	0.48%(c)	0.48%(c)	0.51%(c)(d)
Net investment income (loss)	2.89%	0.79%	3.69%	1.43%	2.32%(d)
Portfolio turnover rate	8%(e)	30%(e)	5%(e)	5%(e)	4%(e)(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 21.63	$ 18.84	$17.17	$17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.89	2.86	0.29	0.13
Net realized and unrealized gain (loss)	(1.41)	3.14	(0.84)	(0.11)	0.44
Total from investment operations	(0.97)	4.03	2.02	0.18	0.57
Distributions to shareholders from:
Net investment income	(0.41)	(0.45)	(0.27)	(0.28)	(0.30)
Net realized gains	(0.60)	(0.79)	(0.08)	—	—
Total distributions	(1.01)	(1.24)	(0.35)	(0.28)	(0.30)
Net asset value, end of period	$ 19.65	$ 21.63	$18.84	$17.17	$17.27
Total return (b)	(4.45)%	21.35%	11.75%	1.03%	3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,496	$16,084	$4,469	$ 50	$ 51
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.31%(c)	0.32%(c)	0.36%(c)	0.45%(c)(d)
Net expenses	0.05%(c)	0.23%(c)	0.23%(c)	0.23%(c)	0.26%(c)(d)
Net investment income (loss)	1.98%	4.21%	15.53%(e)	1.66%	2.57%(d)
Portfolio turnover rate	8%(f)	30%(f)	5%(f)	5%(f)	4%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Annualized.
(e)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.44	0.44	1.45	0.14
Net realized and unrealized gain (loss)	(1.43)	3.64	1.61	(1.23)	0.44
Total from investment operations	(0.96)	4.08	2.05	0.22	0.58
Distributions to shareholders from:
Net investment income	(0.42)	(0.50)	(0.31)	(0.32)	(0.31)
Net realized gains	(0.60)	(0.79)	(0.08)	—	—
Total distributions	(1.02)	(1.29)	(0.39)	(0.32)	(0.31)
Net asset value, end of period	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$17.27
Total return (b)	(4.42)%	21.61%	11.92%	1.23%	3.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$485,040	$412,903	$369,915	$62,064	$ 51
Ratios to Average Net Assets:
Total expenses	0.12%(c)	0.11%(c)	0.12%(c)	0.16%(c)	0.27%(c)(d)
Net expenses	0.02%(c)	0.03%(c)	0.03%(c)	0.03%(c)	0.06%(c)(d)
Net investment income (loss)	2.08%	2.14%	2.42%	8.45%(e)	2.78%(d)
Portfolio turnover rate	8%(f)	30%(f)	5%(f)	5%(f)	4%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Annualized.
(e)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	93.8%
Short-Term Investments	3.3
Other Assets in Excess of Liabilities	2.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Information Technology	18.9%
Health Care	14.6
Financials	12.5
Communication Services	9.5
Consumer Discretionary	9.3
TOTAL	64.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 93.8%
COMMUNICATION SERVICES — 9.5%
Activision Blizzard, Inc.	88,500	$ 4,121,445
Alphabet, Inc. Class A (a)	35,167	36,748,108
Alphabet, Inc. Class C (a)	36,187	37,475,619
AT&T, Inc.	856,840	24,454,214
Cars.com, Inc. (a)	1	21
CBS Corp. Class B	39,405	1,722,787
CenturyLink, Inc.	112,978	1,711,617
Charter Communications, Inc. Class A (a)	20,900	5,955,873
Comcast Corp. Class A	534,866	18,212,187
Discovery, Inc. Class A (a)(b)	14,403	356,330
Discovery, Inc. Class C (a)	43,704	1,008,688
DISH Network Corp. Class A (a)	27,400	684,178
Electronic Arts, Inc. (a)	34,679	2,736,520
Facebook, Inc. Class (a)	282,593	37,045,116
Interpublic Group of Cos., Inc.	44,966	927,649
Netflix, Inc. (a)	51,404	13,758,795
News Corp. Class A	50,888	577,579
News Corp. Class B	11,400	131,670
Omnicom Group, Inc. (b)	25,191	1,844,989
Take-Two Interactive Software, Inc. (a)	12,500	1,286,750
TripAdvisor, Inc. (a)	10,842	584,817
Twenty-First Century Fox, Inc. Class A	123,900	5,962,068
Twenty-First Century Fox, Inc. Class B	56,000	2,675,680
Twitter, Inc. (a)	86,600	2,488,884
Verizon Communications, Inc.	486,315	27,340,629
Viacom, Inc. Class B	41,581	1,068,632
Walt Disney Co.	175,352	19,227,347
		250,108,192
CONSUMER DISCRETIONARY — 9.3%
Advance Auto Parts, Inc.	8,700	1,369,902
Amazon.com, Inc. (a)	48,290	72,530,131
Aptiv PLC	31,919	1,965,253
AutoZone, Inc. (a)	2,976	2,494,900
Best Buy Co., Inc.	27,806	1,472,606
Booking Holdings, Inc. (a)	5,424	9,342,406
BorgWarner, Inc.	23,177	805,169
CarMax, Inc. (a)(b)	21,603	1,355,156
Carnival Corp.	48,501	2,391,099
Chipotle Mexican Grill, Inc. (a)	2,886	1,246,146
D.R. Horton, Inc.	37,297	1,292,714
Darden Restaurants, Inc.	14,671	1,465,046
Dollar General Corp.	31,513	3,405,925
Dollar Tree, Inc. (a)	28,826	2,603,564
eBay, Inc. (a)	104,745	2,940,192
Expedia Group, Inc.	13,534	1,524,605
Foot Locker, Inc.	12,900	686,280
Ford Motor Co.	457,838	3,502,461
Security Description	Shares	Value
Gap, Inc.	25,934	$ 668,060
Garmin, Ltd.	14,740	933,337
General Motors Co.	153,923	5,148,724
Genuine Parts Co.	16,889	1,621,682
Goodyear Tire & Rubber Co.	23,544	480,533
H&R Block, Inc. (b)	28,964	734,817
Hanesbrands, Inc. (b)	46,800	586,404
Harley-Davidson, Inc.	16,816	573,762
Hasbro, Inc.	13,597	1,104,756
Hilton Worldwide Holdings, Inc.	35,700	2,563,260
Home Depot, Inc.	133,002	22,852,404
Kohl's Corp.	19,545	1,296,615
L Brands, Inc.	27,121	696,196
Leggett & Platt, Inc. (b)	12,654	453,519
Lennar Corp. Class A	35,606	1,393,975
LKQ Corp. (a)	36,500	866,145
Lowe's Cos., Inc.	94,450	8,723,402
Macy's, Inc.	33,262	990,542
Marriott International, Inc. Class A	33,755	3,664,443
Mattel, Inc. (a)(b)	32,533	325,005
McDonald's Corp.	90,810	16,125,132
MGM Resorts International	55,700	1,351,282
Michael Kors Holdings, Ltd. (a)	17,814	675,507
Mohawk Industries, Inc. (a)	6,931	810,650
Newell Brands, Inc. (b)	53,741	999,045
NIKE, Inc. Class B	148,706	11,025,063
Nordstrom, Inc. (b)	15,577	726,044
Norwegian Cruise Line Holdings, Ltd. (a)	24,700	1,047,033
O'Reilly Automotive, Inc. (a)	9,280	3,195,382
PulteGroup, Inc.	31,062	807,301
PVH Corp.	9,249	859,695
Ralph Lauren Corp.	6,279	649,625
Ross Stores, Inc.	43,056	3,582,259
Royal Caribbean Cruises, Ltd.	20,700	2,024,253
Starbucks Corp.	146,530	9,436,532
Tapestry, Inc.	33,528	1,131,570
Target Corp.	61,372	4,056,075
Tiffany & Co.	12,199	982,142
TJX Cos., Inc.	146,374	6,548,773
Tractor Supply Co.	15,426	1,287,145
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,400	1,566,976
Under Armour, Inc. Class A (a)(b)	17,424	307,882
Under Armour, Inc. Class C (a)(b)	17,575	284,188
VF Corp.	37,244	2,656,987
Whirlpool Corp.	8,402	897,922
Wynn Resorts, Ltd.	12,041	1,190,975
Yum! Brands, Inc.	36,502	3,355,264
		245,651,838
CONSUMER STAPLES — 6.9%
Altria Group, Inc.	221,729	10,951,195

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Archer-Daniels-Midland Co.	63,732	$ 2,611,100
Brown-Forman Corp. Class B	19,352	920,768
Campbell Soup Co. (b)	23,982	791,166
Church & Dwight Co., Inc.	27,600	1,814,976
Clorox Co.	15,364	2,368,207
Coca-Cola Co.	451,100	21,359,585
Colgate-Palmolive Co.	100,823	6,000,985
Conagra Brands, Inc.	57,224	1,222,305
Constellation Brands, Inc. Class A	19,350	3,111,867
Costco Wholesale Corp.	51,755	10,543,011
Coty, Inc. Class A (a)(b)	55,578	364,592
Estee Lauder Cos., Inc. Class A	25,441	3,309,874
General Mills, Inc.	71,342	2,778,058
Hershey Co.	16,967	1,818,523
Hormel Foods Corp. (b)	31,702	1,353,041
J.M. Smucker Co.	12,505	1,169,092
Kellogg Co.	30,728	1,751,803
Kimberly-Clark Corp.	41,127	4,686,010
Kraft Heinz Co.	73,418	3,159,911
Kroger Co.	92,742	2,550,405
Lamb Weston Holdings, Inc.	16,800	1,235,808
McCormick & Co., Inc.	14,192	1,976,094
Molson Coors Brewing Co. Class B	20,253	1,137,409
Mondelez International, Inc. Class A	171,615	6,869,748
Monster Beverage Corp. (a)	47,035	2,315,063
PepsiCo, Inc.	166,316	18,374,592
Philip Morris International, Inc.	181,312	12,104,389
Procter & Gamble Co.	293,226	26,953,334
Sysco Corp.	56,974	3,569,991
Tyson Foods, Inc. Class A	35,644	1,903,390
Walmart, Inc.	167,803	15,630,849
Walgreens Boots Alliance, Inc.	93,105	6,361,865
		183,069,006
ENERGY — 5.0%
Anadarko Petroleum Corp.	59,182	2,594,539
Apache Corp.	41,755	1,096,069
Baker Hughes a GE Co.	64,179	1,379,849
Cabot Oil & Gas Corp.	55,078	1,230,993
Chevron Corp.	224,912	24,468,176
Cimarex Energy Co.	11,458	706,386
Concho Resources, Inc. (a)	23,800	2,446,402
ConocoPhillips	135,627	8,456,343
Devon Energy Corp.	57,201	1,289,311
Diamondback Energy, Inc.	17,400	1,612,980
EOG Resources, Inc.	67,271	5,866,704
Exxon Mobil Corp.	498,175	33,970,553
Halliburton Co.	103,267	2,744,837
Helmerich & Payne, Inc.	13,726	658,024
Hess Corp.	29,757	1,205,159
HollyFrontier Corp.	20,000	1,022,400
Kinder Morgan, Inc.	226,250	3,479,725
Marathon Oil Corp.	93,388	1,339,184
Marathon Petroleum Corp.	82,041	4,841,239
Security Description	Shares	Value
National Oilwell Varco, Inc.	44,116	$ 1,133,781
Newfield Exploration Co. (a)	24,015	352,060
Noble Energy, Inc.	54,325	1,019,137
Occidental Petroleum Corp.	88,809	5,451,096
ONEOK, Inc.	46,596	2,513,854
Phillips 66	49,773	4,287,944
Pioneer Natural Resources Co.	19,276	2,535,180
Schlumberger, Ltd.	160,650	5,796,252
TechnipFMC PLC	48,991	959,244
Valero Energy Corp.	48,723	3,652,763
Williams Cos., Inc.	142,158	3,134,584
		131,244,768
FINANCIALS — 12.5%
Affiliated Managers Group, Inc.	6,624	645,443
Aflac, Inc.	90,206	4,109,785
Allstate Corp.	40,539	3,349,738
American Express Co.	82,312	7,845,980
American International Group, Inc.	101,401	3,996,213
Ameriprise Financial, Inc.	16,044	1,674,512
Aon PLC	28,265	4,108,600
Arthur J Gallagher & Co.	21,200	1,562,440
Assurant, Inc.	5,385	481,634
Bank of America Corp.	1,074,405	26,473,339
Bank of New York Mellon Corp.	105,694	4,975,017
BB&T Corp.	89,531	3,878,483
Berkshire Hathaway, Inc. Class B (a)	228,784	46,713,117
BlackRock, Inc.	14,316	5,623,611
Brighthouse Financial, Inc. (a)	16,579	505,328
Capital One Financial Corp.	54,795	4,141,954
Cboe Global Markets, Inc.	12,500	1,222,875
Charles Schwab Corp.	139,604	5,797,754
Chubb, Ltd.	54,253	7,008,403
Cincinnati Financial Corp.	17,809	1,378,773
Citigroup, Inc.	287,827	14,984,274
Citizens Financial Group, Inc.	53,600	1,593,528
CME Group, Inc.	42,263	7,950,516
Comerica, Inc.	19,127	1,313,834
Discover Financial Services	39,328	2,319,565
E*TRADE Financial Corp.	31,342	1,375,287
Everest Re Group, Ltd.	5,000	1,088,800
Fifth Third Bancorp	76,762	1,806,210
First Republic Bank	19,000	1,651,100
Franklin Resources, Inc. (b)	37,989	1,126,754
Goldman Sachs Group, Inc.	40,746	6,806,619
Hartford Financial Services Group, Inc.	43,567	1,936,553
Huntington Bancshares, Inc.	134,391	1,601,941
Intercontinental Exchange, Inc.	65,685	4,948,051
Invesco, Ltd.	44,711	748,462
Jefferies Financial Group, Inc.	30,827	535,157
JPMorgan Chase & Co.	391,243	38,193,142
KeyCorp	116,996	1,729,201
Lincoln National Corp.	23,982	1,230,516
Loews Corp.	32,019	1,457,505

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
M&T Bank Corp.	16,363	$ 2,342,036
Marsh & McLennan Cos., Inc.	58,819	4,690,815
MetLife, Inc.	116,670	4,790,470
Moody's Corp.	19,432	2,721,257
Morgan Stanley	154,175	6,113,039
MSCI, Inc.	9,900	1,459,557
Nasdaq, Inc.	14,175	1,156,255
Northern Trust Corp.	26,696	2,231,519
People's United Financial, Inc.	46,666	673,390
PNC Financial Services Group, Inc.	54,375	6,356,981
Principal Financial Group, Inc.	29,265	1,292,635
Progressive Corp.	68,249	4,117,462
Prudential Financial, Inc.	47,502	3,873,788
Raymond James Financial, Inc.	14,200	1,056,622
Regions Financial Corp.	126,346	1,690,510
S&P Global, Inc.	29,368	4,990,798
State Street Corp. (c)	44,678	2,817,841
SunTrust Banks, Inc.	54,836	2,765,928
SVB Financial Group (a)	5,800	1,101,536
Synchrony Financial	79,676	1,869,199
T Rowe Price Group, Inc.	27,755	2,562,342
Torchmark Corp.	12,412	925,066
Travelers Cos., Inc.	31,406	3,760,869
Unum Group	26,705	784,593
US Bancorp	176,422	8,062,485
Wells Fargo & Co.	495,803	22,846,602
Willis Towers Watson PLC	15,576	2,365,371
Zions Bancorp	23,195	944,964
		330,253,944
HEALTH CARE — 14.6%
Abbott Laboratories	207,049	14,975,854
AbbVie, Inc.	177,243	16,340,032
ABIOMED, Inc. (a)	5,500	1,787,720
Agilent Technologies, Inc.	38,493	2,596,738
Alexion Pharmaceuticals, Inc. (a)	25,373	2,470,315
Align Technology, Inc. (a)	8,600	1,801,098
Allergan PLC	36,706	4,906,124
AmerisourceBergen Corp.	17,734	1,319,410
Amgen, Inc.	74,554	14,513,427
Anthem, Inc.	30,319	7,962,679
Baxter International, Inc.	57,979	3,816,178
Becton Dickinson and Co.	31,756	7,155,262
Biogen, Inc. (a)	23,384	7,036,713
Boston Scientific Corp. (a)	160,757	5,681,152
Bristol-Myers Squibb Co.	189,804	9,866,012
Cardinal Health, Inc.	34,333	1,531,252
Celgene Corp. (a)	81,671	5,234,294
Centene Corp. (a)	23,300	2,686,490
Cerner Corp. (a)	39,537	2,073,320
Cigna Corp.	45,041	8,554,257
Cooper Cos., Inc.	5,800	1,476,100
CVS Health Corp.	152,694	10,004,511
Danaher Corp.	72,094	7,434,333
DaVita, Inc. (a)	15,028	773,341
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	25,234	$ 938,957
Edwards Lifesciences Corp. (a)	23,910	3,662,295
Eli Lilly & Co.	110,218	12,754,427
Gilead Sciences, Inc.	152,752	9,554,638
HCA Healthcare, Inc.	31,400	3,907,730
Henry Schein, Inc. (a)	18,700	1,468,324
Hologic, Inc. (a)	32,800	1,348,080
Humana, Inc.	15,990	4,580,815
IDEXX Laboratories, Inc. (a)	9,700	1,804,394
Illumina, Inc. (a)	17,200	5,158,796
Incyte Corp. (a)	19,200	1,220,928
Intuitive Surgical, Inc. (a)	13,544	6,486,492
IQVIA Holdings, Inc. (a)	19,600	2,276,932
Johnson & Johnson	315,508	40,716,307
Laboratory Corp. of America Holdings (a)	11,175	1,412,073
McKesson Corp.	22,524	2,488,226
Medtronic PLC	158,393	14,407,427
Merck & Co., Inc.	304,472	23,264,706
Mettler-Toledo International, Inc. (a)	2,800	1,583,624
Mylan NV (a)	58,302	1,597,475
Nektar Therapeutics (a)	21,600	709,992
PerkinElmer, Inc.	12,986	1,020,050
Perrigo Co. PLC	15,586	603,958
Pfizer, Inc.	680,333	29,696,535
Quest Diagnostics, Inc.	15,842	1,319,163
Regeneron Pharmaceuticals, Inc. (a)	9,242	3,451,887
ResMed, Inc.	16,500	1,878,855
Stryker Corp.	36,194	5,673,410
Thermo Fisher Scientific, Inc.	47,512	10,632,711
UnitedHealth Group, Inc.	113,274	28,218,819
Universal Health Services, Inc. Class B	10,500	1,223,880
Varian Medical Systems, Inc. (a)	11,029	1,249,696
Vertex Pharmaceuticals, Inc. (a)	29,852	4,946,775
Waters Corp. (a)	8,750	1,650,688
WellCare Health Plans, Inc. (a)	5,600	1,322,104
Zimmer Biomet Holdings, Inc.	23,225	2,408,897
Zoetis, Inc.	57,020	4,877,491
		383,514,169
INDUSTRIALS — 8.6%
3M Co.	68,629	13,076,570
Alaska Air Group, Inc.	15,500	943,175
Allegion PLC	11,996	956,201
American Airlines Group, Inc.	46,300	1,486,693
AMETEK, Inc.	27,999	1,895,532
AO Smith Corp.	17,500	747,250
Arconic, Inc.	50,186	846,136
Boeing Co.	62,164	20,047,890
C.H. Robinson Worldwide, Inc.	16,479	1,385,719
Caterpillar, Inc.	69,224	8,796,294
Cintas Corp.	10,066	1,690,987
Copart, Inc. (a)	22,900	1,094,162
CSX Corp.	93,755	5,824,998

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Cummins, Inc.	16,914	$ 2,260,387
Deere & Co.	37,283	5,561,505
Delta Air Lines, Inc.	73,234	3,654,377
Dover Corp.	17,050	1,209,698
Eaton Corp. PLC	49,725	3,414,119
Emerson Electric Co.	74,379	4,444,145
Equifax, Inc.	13,888	1,293,389
Expeditors International of Washington, Inc.	21,176	1,441,874
Fastenal Co.	34,658	1,812,267
FedEx Corp.	28,550	4,605,972
Flowserve Corp.	17,445	663,259
Fluor Corp.	17,604	566,849
Fortive Corp.	35,649	2,412,011
Fortune Brands Home & Security, Inc.	18,000	683,820
General Dynamics Corp.	32,572	5,120,644
General Electric Co.	1,028,488	7,785,654
Harris Corp.	14,202	1,912,299
Honeywell International, Inc.	87,378	11,544,381
Huntington Ingalls Industries, Inc.	5,400	1,027,674
IHS Markit, Ltd. (a)	43,200	2,072,304
Illinois Tool Works, Inc.	35,700	4,522,833
Ingersoll-Rand PLC	29,484	2,689,825
Jacobs Engineering Group, Inc.	14,343	838,492
JB Hunt Transport Services, Inc.	10,000	930,400
Johnson Controls International PLC	110,208	3,267,667
Kansas City Southern	12,396	1,183,198
L3 Technologies, Inc.	9,538	1,656,369
Lockheed Martin Corp.	28,871	7,559,583
Masco Corp.	34,584	1,011,236
Nielsen Holdings PLC	39,625	924,451
Norfolk Southern Corp.	32,087	4,798,290
Northrop Grumman Corp.	20,325	4,977,593
PACCAR, Inc.	41,939	2,396,394
Parker-Hannifin Corp.	15,889	2,369,685
Pentair PLC	19,604	740,639
Quanta Services, Inc.	14,407	433,651
Raytheon Co.	33,246	5,098,274
Republic Services, Inc.	24,889	1,794,248
Robert Half International, Inc.	15,966	913,255
Rockwell Automation, Inc.	13,926	2,095,584
Rollins, Inc.	17,250	622,725
Roper Technologies, Inc.	12,365	3,295,520
Snap-on, Inc.	6,640	964,726
Southwest Airlines Co.	60,459	2,810,134
Stanley Black & Decker, Inc.	18,457	2,210,041
Textron, Inc.	28,933	1,330,629
TransDigm Group, Inc. (a)	5,600	1,904,336
Union Pacific Corp.	86,898	12,011,911
United Continental Holdings, Inc. (a)	27,500	2,302,575
United Parcel Service, Inc. Class B	80,791	7,879,546
United Rentals, Inc. (a)	9,800	1,004,794
Security Description	Shares	Value
United Technologies Corp.	94,379	$ 10,049,476
Verisk Analytics, Inc. (a)	19,800	2,158,992
W.W. Grainger, Inc.	5,457	1,540,839
Waste Management, Inc.	45,135	4,016,564
Xylem, Inc.	21,058	1,404,990
		227,987,700
INFORMATION TECHNOLOGY — 18.9%
Accenture PLC Class A	75,218	10,606,490
Adobe, Inc. (a)	57,544	13,018,755
Advanced Micro Devices, Inc. (a)(b)	106,100	1,958,606
Akamai Technologies, Inc. (a)	20,090	1,227,097
Alliance Data Systems Corp.	5,696	854,856
Amphenol Corp. Class A	35,820	2,902,136
Analog Devices, Inc.	44,052	3,780,983
ANSYS, Inc. (a)	9,900	1,415,106
Apple, Inc.	529,924	83,590,212
Applied Materials, Inc.	114,454	3,747,224
Arista Networks, Inc. (a)	6,400	1,348,480
Autodesk, Inc. (a)	25,706	3,306,049
Automatic Data Processing, Inc.	51,252	6,720,162
Broadcom, Inc.	48,791	12,406,576
Broadridge Financial Solutions, Inc.	13,400	1,289,750
Cadence Design Systems, Inc. (a)	31,200	1,356,576
Cisco Systems, Inc.	529,390	22,938,469
Citrix Systems, Inc.	14,089	1,443,559
Cognizant Technology Solutions Corp. Class A	68,841	4,370,027
Corning, Inc.	94,126	2,843,546
DXC Technology Co.	33,338	1,772,581
F5 Networks, Inc. (a)	7,741	1,254,274
Fidelity National Information Services, Inc.	38,491	3,947,252
Fiserv, Inc. (a)	46,824	3,441,096
FleetCor Technologies, Inc. (a)	10,100	1,875,772
FLIR Systems, Inc.	17,761	773,314
Fortinet, Inc. (a)	16,300	1,148,009
Gartner, Inc. (a)(b)	10,100	1,291,184
Global Payments, Inc.	19,076	1,967,308
Hewlett Packard Enterprise Co.	173,353	2,289,993
HP, Inc.	185,953	3,804,598
Intel Corp.	537,236	25,212,486
International Business Machines Corp.	107,195	12,184,856
Intuit, Inc.	30,737	6,050,578
IPG Photonics Corp. (a)	4,100	464,489
Jack Henry & Associates, Inc.	8,800	1,113,376
Juniper Networks, Inc.	42,349	1,139,612
Keysight Technologies, Inc. (a)	21,400	1,328,512
KLA-Tencor Corp.	17,132	1,533,143
Lam Research Corp.	18,477	2,516,013
Mastercard, Inc. Class A	107,051	20,195,171
Maxim Integrated Products, Inc.	31,900	1,622,115

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Microchip Technology, Inc. (b)	28,583	$ 2,055,689
Micron Technology, Inc. (a)	128,334	4,072,038
Microsoft Corp.	908,558	92,282,236
Motorola Solutions, Inc.	19,672	2,263,067
NetApp, Inc.	29,614	1,767,067
NVIDIA Corp.	72,044	9,617,874
Oracle Corp.	300,435	13,564,640
Paychex, Inc.	38,307	2,495,701
PayPal Holdings, Inc. (a)	139,045	11,692,294
Qorvo, Inc. (a)	15,400	935,242
QUALCOMM, Inc. (b)	143,326	8,156,683
Red Hat, Inc. (a)	20,170	3,542,659
salesforce.com, Inc. (a)	89,195	12,217,039
Seagate Technology PLC	32,324	1,247,383
Skyworks Solutions, Inc.	20,100	1,347,102
Symantec Corp.	77,660	1,467,386
Synopsys, Inc. (a)	17,500	1,474,200
TE Connectivity, Ltd.	39,751	3,006,368
Texas Instruments, Inc.	112,893	10,668,389
Total System Services, Inc.	18,476	1,501,914
VeriSign, Inc. (a)	12,301	1,824,115
Visa, Inc. Class A	206,860	27,293,108
Western Digital Corp.	33,853	1,251,545
Western Union Co.	53,945	920,302
Xerox Corp.	25,527	504,414
Xilinx, Inc.	30,660	2,611,312
		497,830,158
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	25,702	4,113,605
Albemarle Corp. (b)	12,200	940,254
Alcoa Corp. (a)	1	27
Avery Dennison Corp.	10,670	958,486
Ball Corp.	41,232	1,895,847
Celanese Corp. Series A	15,500	1,394,535
CF Industries Holdings, Inc.	28,520	1,240,905
DowDuPont, Inc.	270,446	14,463,452
Eastman Chemical Co.	15,836	1,157,770
Ecolab, Inc.	29,301	4,317,502
FMC Corp.	15,978	1,181,733
Freeport-McMoRan, Inc.	174,540	1,799,507
International Flavors & Fragrances, Inc. (b)	12,451	1,671,796
International Paper Co.	49,803	2,010,049
Linde PLC	64,463	10,058,807
LyondellBasell Industries NV Class A	36,548	3,039,332
Martin Marietta Materials, Inc. (b)	6,945	1,193,637
Mosaic Co.	40,984	1,197,143
Newmont Mining Corp.	64,033	2,218,744
Nucor Corp.	37,848	1,960,905
Packaging Corp. of America	11,200	934,752
PPG Industries, Inc.	28,454	2,908,852
Sealed Air Corp.	18,323	638,373
Sherwin-Williams Co.	9,409	3,702,065
Vulcan Materials Co.	14,471	1,429,735
Security Description	Shares	Value
WestRock Co.	27,936	$ 1,054,863
		67,482,676
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	13,100	1,509,644
American Tower Corp. REIT	51,418	8,133,813
Apartment Investment & Management Co. Class A, REIT	18,787	824,374
AvalonBay Communities, Inc. REIT	15,769	2,744,595
Boston Properties, Inc. REIT	18,746	2,109,862
CBRE Group, Inc. Class A (a)	35,167	1,408,087
Crown Castle International Corp. REIT	49,158	5,340,034
Digital Realty Trust, Inc. REIT	23,500	2,503,925
Duke Realty Corp. REIT	39,000	1,010,100
Equinix, Inc. REIT	9,543	3,364,480
Equity Residential REIT	42,019	2,773,674
Essex Property Trust, Inc. REIT	7,945	1,948,194
Extra Space Storage, Inc. REIT	15,100	1,366,248
Federal Realty Investment Trust REIT	8,600	1,015,144
HCP, Inc. REIT	56,023	1,564,722
Host Hotels & Resorts, Inc. REIT	81,262	1,354,638
Iron Mountain, Inc. REIT	31,281	1,013,817
Kimco Realty Corp. REIT	48,153	705,441
Macerich Co. REIT	10,455	452,492
Mid-America Apartment Communities, Inc. REIT	13,800	1,320,660
Prologis, Inc. REIT	73,351	4,307,171
Public Storage REIT	17,835	3,609,982
Realty Income Corp. REIT	35,400	2,231,616
Regency Centers Corp. REIT	21,200	1,244,016
SBA Communications Corp. REIT (a)	12,800	2,072,192
Simon Property Group, Inc. REIT	36,280	6,094,677
SL Green Realty Corp. REIT	9,400	743,352
UDR, Inc. REIT	31,400	1,244,068
Ventas, Inc. REIT	43,197	2,530,912
Vornado Realty Trust REIT	20,468	1,269,630
Welltower, Inc. REIT	44,819	3,110,887
Weyerhaeuser Co. REIT	88,487	1,934,326
		72,856,773
UTILITIES — 3.1%
AES Corp.	77,836	1,125,509
Alliant Energy Corp.	28,300	1,195,675
Ameren Corp.	29,504	1,924,546
American Electric Power Co., Inc.	58,609	4,380,437
American Water Works Co., Inc.	21,400	1,942,478
CenterPoint Energy, Inc.	59,376	1,676,184
CMS Energy Corp.	33,455	1,661,041
Consolidated Edison, Inc.	35,452	2,710,660

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Dominion Energy, Inc.	74,994	$ 5,359,071
DTE Energy Co.	21,845	2,409,504
Duke Energy Corp.	83,392	7,196,730
Edison International	39,314	2,231,856
Entergy Corp.	21,898	1,884,761
Evergy, Inc.	30,499	1,731,428
Eversource Energy	38,417	2,498,642
Exelon Corp.	114,684	5,172,248
FirstEnergy Corp.	59,093	2,218,942
NextEra Energy, Inc.	55,764	9,692,898
NiSource, Inc.	42,004	1,064,801
NRG Energy, Inc.	33,002	1,306,879
PG&E Corp. (a)	59,014	1,401,583
Pinnacle West Capital Corp.	12,204	1,039,781
PPL Corp.	86,319	2,445,417
Public Service Enterprise Group, Inc.	59,788	3,111,965
SCANA Corp.	17,299	826,546
Sempra Energy	32,062	3,468,788
Southern Co.	119,359	5,242,247
WEC Energy Group, Inc.	38,182	2,644,485
Xcel Energy, Inc.	61,351	3,022,764
		82,587,866
TOTAL COMMON STOCKS (Cost $2,148,732,511)		2,472,587,090

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	81,722,543	81,722,543
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	4,917,310	$ 4,917,310
TOTAL SHORT-TERM INVESTMENTS (Cost $86,639,853)		86,639,853
TOTAL INVESTMENTS — 97.1% (Cost $2,235,372,364)		2,559,226,943
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		75,305,898
NET ASSETS — 100.0%		$ 2,634,532,841
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	440	03/15/2019	$57,096,053	$55,114,400	$(1,981,653)
During the period ended December 31, 2018, average notional value related to futures contracts was $73,483,793 or 3% of net assets.
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,472,587,090	$—	$—	$2,472,587,090
Short-Term Investments	86,639,853	—	—	86,639,853
TOTAL INVESTMENTS	$2,559,226,943	$—	$—	$2,559,226,943
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,981,653)	—	—	(1,981,653)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,981,653)	$—	$—	$ (1,981,653)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	35,378	$ 3,453,247	$ 1,140,411	$ 326,711	$5,185	$(1,454,291)	44,678	$ 2,817,841	$ 76,911	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,243,442	69,243,442	757,573,283	745,094,182	—	—	81,722,543	81,722,543	1,262,889	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,778,697	1,778,697	16,941,673	18,720,370	—	—	—	—	5,889	—
State Street Navigator Securities Lending Portfolio II	—	—	10,041,084	5,123,774	—	—	4,917,310	4,917,310	803	—
Total		$74,475,386	$785,696,451	$769,265,037	$5,185	$(1,454,291)		$89,457,694	$1,346,492	$—
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value*	$2,469,769,249
Investments in affiliated issuers, at value	89,457,694
Total Investments	2,559,226,943
Cash at broker	5,043,118
Cash	15,950
Receivable for investments sold	708,464
Receivable for fund shares sold	105,853,340
Dividends receivable — unaffiliated issuers	2,809,439
Dividends receivable — affiliated issuers	123,066
Securities lending income receivable — unaffiliated issuers	1,772
Securities lending income receivable — affiliated issuers	838
Receivable from Adviser	25,918
Prepaid expenses and other assets	7,648
TOTAL ASSETS	2,673,816,496
LIABILITIES
Payable upon return of securities loaned	4,917,310
Payable for investments purchased	32,288,524
Payable to broker – accumulated variation margin on open futures contracts	1,980,670
Advisory fee payable	26,849
Custodian fees payable	1,322
Professional fees payable	49,535
Printing and postage fees payable	19,445
TOTAL LIABILITIES	39,283,655
NET ASSETS	$2,634,532,841
NET ASSETS CONSIST OF:
Paid-in Capital	$2,329,230,937
Total distributable earnings (loss)	305,301,904
NET ASSETS	$2,634,532,841
NET ASSET VALUE PER SHARE
Net asset value per share	$ 11.77
Shares outstanding (unlimited amount authorized, no par value)	223,787,659
Net Assets	$2,634,532,841
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,145,425,402
Investments in affiliated issuers	89,946,962
Total cost of investments	$2,235,372,364
* Includes investments in securities on loan, at value	$ 22,434,393
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 34,743
Dividend income — unaffiliated issuers	50,983,615
Dividend income — affiliated issuers	1,339,800
Unaffiliated securities lending income	27,292
Affiliated securities lending income	6,692
TOTAL INVESTMENT INCOME (LOSS)	52,392,142
EXPENSES
Administration and custody fees	366,437
Trustees’ fees and expenses	76,558
Registration and filing fees	24,151
Professional fees	171,952
Printing and postage fees	26,578
Insurance expense	8,057
Miscellaneous expenses	28,654
TOTAL EXPENSES	702,387
Expenses waived/reimbursed by the Adviser	(62,043)
NET EXPENSES	640,344
NET INVESTMENT INCOME (LOSS)	$ 51,751,798
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,149,659
Investments — affiliated issuers	5,185
Futures contracts	(1,938,296)
Net realized gain (loss)	35,216,548
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(203,708,205)
Investments — affiliated issuers	(1,454,291)
Futures contracts	(2,552,996)
Net change in unrealized appreciation/depreciation	(207,715,492)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(172,498,944)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(120,747,146)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 51,751,798	$ 38,092,113
Net realized gain (loss)	35,216,548	95,301,372
Net change in unrealized appreciation/depreciation	(207,715,492)	236,604,596
Net increase (decrease) in net assets resulting from operations	(120,747,146)	369,998,081
Distributions to shareholders (Note 11)	(138,945,426)	(98,216,883)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	937,119,662	1,289,250,676
Reinvestment of distributions	138,945,426	98,216,883
Cost of shares redeemed	(381,020,586)	(687,512,121)
Net increase (decrease) from share transactions	695,044,502	699,955,438
Net increase (decrease) in net assets from beneficial interest transactions	695,044,502	699,955,438
Net increase (decrease) in net assets during the period	435,351,930	971,736,636
Net assets at beginning of period	2,199,180,911	1,227,444,275
NET ASSETS AT END OF PERIOD	$2,634,532,841	$2,199,180,911
SHARES OF BENEFICIAL INTEREST:
Shares sold	71,154,512	106,644,618
Reinvestment of distributions	12,252,683	7,508,936
Shares redeemed	(27,824,760)	(54,428,277)
Net increase (decrease) from share transactions	55,582,435	59,725,277
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 8/11/14* - 12/31/14
Net asset value, beginning of period	$ 13.07	$ 11.31	$ 10.32	$ 10.55	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.25	0.23	0.22	0.08
Net realized and unrealized gain (loss)	(0.86)	2.21	1.02	(0.09)	0.63
Total from investment operations	(0.60)	2.46	1.25	0.13	0.71
Distributions to shareholders from:
Net investment income	(0.26)	(0.27)	(0.18)	(0.20)	(0.08)
Net realized gains	(0.44)	(0.43)	(0.08)	(0.16)	(0.08)
Total distributions	(0.70)	(0.70)	(0.26)	(0.36)	(0.16)
Net asset value, end of period	$ 11.77	$ 13.07	$ 11.31	$ 10.32	$ 10.55
Total return (b)	(4.42)%	21.66%	12.18%	1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,634,533	$2,199,181	$1,227,444	$541,335	$426,710
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.04%	0.04%(c)
Net expenses	0.02%	0.03%	0.03%	0.03%	0.03%(c)
Net investment income (loss)	1.93%	1.98%	2.15%	2.05%	2.06%(c)
Portfolio turnover rate	8%	30%	5%	5%	4%(d)(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2018
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	30.27%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in the Portfolio’s Schedule of Investments.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,980,670)	$—	$(1,980,670)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,938,296)	$—	$(1,938,296)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,552,996)	$—	$(2,552,996)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
Effective September 21, 2018, SSGA FM is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.
Prior to September 21, 2018, SSGA FM is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board.
Prior to September 21, 2018. SSGA FM is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. This waiver and/ or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
For the period ended December 31, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$690,079,492	$196,076,705
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$16,041,846	$22,489,437	$ 38,531,283
State Street Equity 500 Index II Portfolio	53,499,552	85,445,874	138,945,426
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 28,670,825	$ 14,254,180	$ 42,925,005
State Street Equity 500 Index II Portfolio	42,436,631	55,780,252	98,216,883
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Equity 500 Index Fund	$626,115	$—	$27,115,118	$ 74,503,815	$ —	$102,245,048
State Street Equity 500 Index II Portfolio	—	—	1,649,313	304,870,534	(1,217,943)	305,301,904
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$ 723,050,695	$ 74,503,815	$ —	$ 74,503,815
State Street Equity 500 Index II Portfolio	2,252,374,662	416,592,428	111,721,894	304,870,534
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 22,434,393	$ 4,917,310	$ 17,823,989	$ 22,741,299
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$4,917,310	$—	$—	$—	$4,917,310	$4,917,310
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio and the Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio and the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions
State Street Equity Index 500 Fund
Administrative Shares	$ 5,550,811	$ 9,485,054	$15,035,865
Service Shares	532,802	957,979	1,490,781
Class R Shares	666,602	1,466,601	2,133,203
Class A Shares	112,713	226,287	339,000
Class I Shares	316,450	554,500	870,950
Class K Shares	8,900,329	14,154,877	23,055,206
State Street Equity Index 500 II Portfolio	38,352,420	59,864,463	98,216,883

Undistributed (distribution in excess of) net investment income (loss)			$ —
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2018, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund or portfolio constituting the State Street Institutional Investment Trust	Statement of operations	Statement of changes in net assets	Financial highlights
State Street Equity 500 Index Fund	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the five years in the period ended December 31, 2018
State Street Equity 500 Index II Portfolio	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the four years in the period ended December 31, 2018 and the period from August 11, 2014 (commencement of operations) through December 31, 2014
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s and the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b), (c)
Administrative Shares	0.16%	$930.30	$ 0.78	$1,024.40	$ 0.82
Service Shares	0.26	929.70	1.26	1,023.90	1.33
Class R Shares	0.61	928.10	2.96	1,022.10	3.11
Class A Shares	0.22	930.00	1.07	1,024.10	1.12
Class I Shares	(0.06)	931.30	(0.29)	1,025.50	(0.31)
Class K Shares	0.01	930.80	0.05	1,025.20	0.05
State Street Equity 500 Index II Portfolio	0.02%	930.90	0.10	1,025.10	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
(c)	The Fund had expense limitation change effective September 21, 2018.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2018:
Amount
State Street Equity 500 Index Fund	$22,489,437
State Street Equity 500 Index II Portfolio	85,445,874
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the most recent 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund and Portfolio file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-800-997-7327.
41

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[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITEQ5001AR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value	$11,196,382,764
Receivable for fund shares sold	200
Prepaid expenses and other assets	35,613
TOTAL ASSETS	11,196,418,577
LIABILITIES
Advisory fee payable	27,938
Administration fees payable	478,054
Shareholder servicing fee payable	191,217
Distribution fees payable	39,585
Transfer agent fees payable	52,518
Distribution payable	3,847,842
Registration and filing fees payable	51,504
Professional fees payable	18,254
Printing fees payable	73,878
Accrued expenses and other liabilities	213,212
TOTAL LIABILITIES	4,994,002
NET ASSETS	$11,191,424,575
NET ASSETS CONSIST OF:
Paid-in Capital	$11,191,426,747
Total distributable earnings (loss)	(2,172)
NET ASSETS	$11,191,424,575
Administration Class
Net Assets	$ 956,750,258
Shares Outstanding	956,835,807
Net asset value, offering and redemption price per share	$ 0.9999
Institutional Class
Net Assets	$ 55,120
Shares Outstanding	55,116
Net asset value, offering and redemption price per share	$ 1.0001
Investment Class
Net Assets	$ 23,377
Shares Outstanding	23,378
Net asset value, offering and redemption price per share	$ 1.0000
Investor Class
Net Assets	$ 40,881,206
Shares Outstanding	40,883,532
Net asset value, offering and redemption price per share	$ 0.9999
Premier Class
Net Assets	$ 9,489,591,367
Shares Outstanding	9,490,141,000
Net asset value, offering and redemption price per share	$ 0.9999
Trust Class
Net Assets	$ 704,123,247
Shares Outstanding	704,152,450
Net asset value, offering and redemption price per share	$ 1.0000
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$11,196,517,010
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$255,662,941
Expenses allocated from affiliated Portfolio	(7,915,998)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	247,746,943
EXPENSES
Administration fees
Administration Class	484,000
Institutional Class	13
Investment Class	525
Investor Class	33,392
Premier Class	5,194,952
Trust Class	335,862
Shareholder servicing fees
Administration Class	1,935,998
Institutional Class	8
Investment Class	2,631
Investor Class	53,427
Trust Class	389,600
Distribution fees
Administration Class	484,000
Investment Class	1,052
Custodian fees	98,370
Trustees’ fees and expenses	17,999
Transfer agent fees	344,152
Registration and filing fees	116,554
Professional fees and expenses	29,209
Insurance expense	37,676
Miscellaneous expenses	113,496
TOTAL EXPENSES	9,672,916
Expenses waived/reimbursed by the Adviser	(205,214)
NET EXPENSES	9,467,702
NET INVESTMENT INCOME (LOSS)	$238,279,241
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment allocated from affiliated Portfolio	99,187
Net change in unrealized appreciation/depreciation on:
Investment allocated from affiliated Portfolio	11,343
NET REALIZED AND UNREALIZED GAIN (LOSS)	110,530
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$238,389,771
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18(a)	Year Ended 12/31/17(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 238,279,241	$ 99,873,388
Net realized gain (loss)	99,187	(63,091)
Net change in unrealized appreciation/depreciation	11,343	(946,240)
Net increase (decrease) in net assets resulting from operations	238,389,771	98,864,057
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 7):
Administration Class	(16,841,391)	(7,844,589)
Institutional Class	(522)	—
Investment Class	(12,458)	(39,130)
Investor Class	(1,303,641)	(161,951)
Premier Class	(207,278,397)	(82,253,548)
Trust Class	(12,837,558)	(9,888,980)
Total distributions to shareholders	(238,273,967)	(100,188,198)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	8,810,320,220	10,028,073,072
Reinvestment of distributions	6,962,960	3,652,534
Shares redeemed	(8,692,143,753)	(9,998,462,003)
Net increase (decrease) from capital share transactions	125,139,427	33,263,603
Institutional Class
Shares sold	55,086	—
Reinvestment of distributions	54	—
Shares redeemed	(13)	—
Net increase (decrease) from capital share transactions	55,127	—
Investment Class
Reinvestment of distributions	96	41
Shares redeemed	(5,524,389)	(34,365)
Net increase (decrease) from capital share transactions	(5,524,293)	(34,324)
Investor Class
Shares sold	507,867,839	243,121,337
Reinvestment of distributions	1,228,213	161,933
Shares redeemed	(502,571,336)	(208,917,638)
Net increase (decrease) from capital share transactions	6,524,716	34,365,632
Premier Class
Shares sold	101,814,128,257	72,726,206,067
Reinvestment of distributions	180,623,253	77,010,563
Shares redeemed	(100,808,489,575)	(70,754,232,506)
Net increase (decrease) from capital share transactions	1,186,261,935	2,048,984,124
Trust Class
Shares sold	6,721,774,753	7,144,297,354
Reinvestment of distributions	9,824,200	8,305,870
Shares redeemed	(6,791,873,011)	(7,599,347,737)
Net increase (decrease) from capital share transactions	(60,274,058)	(446,744,513)
Net increase (decrease) in net assets from beneficial interest transactions	1,252,182,854	1,669,834,522
Net increase (decrease) in net assets during the period	1,252,298,658	1,668,510,381
Net assets at beginning of period	9,939,125,917	8,270,615,536
NET ASSETS AT END OF PERIOD	$ 11,191,424,575	$ 9,939,125,917
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	8,810,290,173	10,027,174,596
Reinvestment of distributions	6,962,997	3,652,244
Shares redeemed	(8,692,062,407)	(9,997,596,043)
Net increase (decrease) from share transactions	125,190,763	33,230,797
Institutional Class
Shares sold	55,075	—
Reinvestment of distributions	54	—
Shares redeemed	(13)	—
Net increase (decrease) from share transactions	55,116	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/18(a)	Year Ended 12/31/17(b)
Investment Class
Reinvestment of distributions	$ 96	$ 41
Shares redeemed	(5,524,483)	(34,367)
Net increase (decrease) from share transactions	(5,524,387)	(34,326)
Investor Class
Shares sold	507,868,109	243,123,369
Reinvestment of distributions	1,228,236	161,937
Shares redeemed	(502,578,153)	(208,919,966)
Net increase (decrease) from share transactions	6,518,192	34,365,340
Premier Class
Shares sold	101,813,025,437	72,720,747,577
Reinvestment of distributions	180,623,722	77,006,282
Shares redeemed	(100,807,262,430)	(70,749,059,693)
Net increase (decrease) from share transactions	1,186,386,729	2,048,694,166
Trust Class
Shares sold	6,721,631,079	7,143,802,480
Reinvestment of distributions	9,824,002	8,305,230
Shares redeemed	(6,791,750,606)	(7,598,812,930)
Net increase (decrease) from share transactions	(60,295,525)	(446,705,220)
(a)	For Institutional Class shares, data is for the period July 5, 2018 (inception date) through December 31, 2018.
(b)	For Investor Class shares, data is for the period July 13, 2017 (inception date) through December 31, 2017.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0174	0.0080	0.0008
Net realized and unrealized gain (loss)	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0173	0.0080	0.0008
Distributions to shareholders from:
Net investment income	(0.0174)	(0.0080)	(0.0008)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0174)	(0.0080)	(0.0008)
Net asset value, end of period	$ 0.9999	$ 1.0000	$ 1.0000
Total return (c)	1.75%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$956,750	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.38%(d)
Net expenses	0.37%	0.37%	0.38%(d)
Net investment income (loss)	1.74%	0.80%	0.22%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Institutional Class(a)
For the Period 7/6/18* 12/31/18
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0108
Net realized and unrealized gain (loss)	0.0001
Total from investment operations	0.0109
Distributions to shareholders from:
Net investment income	(0.0108)
Net asset value, end of period	$ 1.0001
Total return (b)	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%(c)
Net expenses	0.15%(c)
Net investment income (loss)	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0164	0.0070	0.0010	0.0000(b)(c)	0.0000(b)(c)
Net realized and unrealized gain (loss)	0.0001	(0.0001)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0165	0.0069	0.0010	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0164)	(0.0070)	(0.0010)	—	—
Net realized gains	—	(0.0000)(b)	—	—	—
Total distributions	(0.0164)	(0.0070)	(0.0010)	—	—
Net asset value, end of period	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.67%	0.69%	0.10%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 23	$ 5,547	$ 5,582	$485,292	$726,910
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%	0.47%	0.46%	0.24%	0.19%
Net investment income (loss)	1.18%	0.70%	0.08%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0191	0.0055
Net realized and unrealized gain (loss)	—	(0.0001)
Total from investment operations	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0191)	(0.0055)
Net realized gains	—	(0.0000)(b)
Total distributions	(0.0191)	(0.0055)
Net asset value, end of period	$ 0.9999	$ 0.9999
Total return (c)	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%(d)
Net expenses	0.20%	0.20%(d)
Net investment income (loss)	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0199	0.0105	0.0045	0.0012(b)	0.0008(b)
Net realized and unrealized gain (loss)	—	(0.0002)	0.0001	0.0000(c)	(0.0001)
Total from investment operations	0.0199	0.0103	0.0046	0.0012	0.0007
Distributions to shareholders from:
Net investment income	(0.0199)	(0.0105)	(0.0045)	(0.0012)	(0.0007)
Net realized gains	—	(0.0000)(c)	—	—	—
Total distributions	(0.0199)	(0.0105)	(0.0045)	(0.0012)	(0.0007)
Net asset value, end of period	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000
Total return (d)	2.00%	1.05%	0.45%	0.12%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,489,591	$8,303,222	$6,255,384	$45,207,442	$37,932,781
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.00%	1.06%	0.43%	0.12%	0.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0193	0.0099	0.0015
Net realized and unrealized gain (loss)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0194	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0193)	(0.0099)	(0.0015)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0193)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	1.96%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$704,123	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.19%(d)
Net expenses	0.18%	0.18%	0.19%(d)
Net investment income (loss)	1.91%	0.97%	0.39%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 July 6, 2018 October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (100.00% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. Effective October 12, 2016, the Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2019, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Board. For the period ended December 31, 2018, the Adviser waived fees in the amount of $205,214.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2018, the Fund's Administration Class shares and Investment Class shares paid $484,000 and $1,052, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2018, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $8, $2,631, $1,935,998, $53,427 and $389,600, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$238,273,967	$—	$238,273,967
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 100,188,198	$ —	$ 100,188,198
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional Liquid Reserves Fund	$132,074	$—	$—	$(134,246)	$—	$(2,172)
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$11,196,517,010	$—	$134,246	$(134,246)
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions
State Street Institutional Liquid Reserves Fund
Administration Class	$ 7,817,877	$ 26,712	$ 7,844,589
Investment Class	38,959	171	39,130
Investor Class	160,905	1,046	161,951
Premier Class	81,989,242	264,306	82,253,548
Trust Class	9,868,689	20,291	9,888,980

Undistributed Net Investment Income (Loss)			$ 97,464
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of State Street Institutional Liquid Reserves Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,009.80	$ 1.87(a)	$1,023.30	$1.89
Institutional Class	0.15	1,010.80	0.74(b)	1,024.40	0.77
Investment Class	0.47	1,009.40	2.38(a)	1,022.80	2.40
Investor Class	0.20	1,010.70	1.01(a)	1,024.20	1.02
Premier Class	0.12	1,011.10	0.61(a)	1,024.60	0.61
Trust Class	0.18	1,010.80	0.91(a)	1,024.30	0.92
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on July 6, 2018.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free) or (ii) on the Fund’s website at www.SSGA.com/cash.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2018
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Certificates of Deposit	38.9%
Financial Company Commercial Paper	22.2
Other Notes	16.5
Other Repurchase Agreements	7.9
Asset Backed Commercial Paper	6.2
Treasury Repurchase Agreements	4.3
Government Agency Repurchase Agreements	3.8
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	53.8%
31 to 60 Days	10.5
61 to 90 Days	7.7
Over 90 Days	27.8
Total	99.8%
Average days to maturity	18
Weighted average life	63
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—6.2%
Antalis SA(a)	2.480%	01/02/2019	01/02/2019	$ 42,390,000	$ 42,384,204
Antalis SA(a)	2.480%	01/03/2019	01/03/2019	97,050,000	97,030,064
Antalis SA(a)	2.480%	01/07/2019	01/07/2019	50,000,000	49,975,889
Atlantic Asset Securitization LLC(a)	2.420%	01/02/2019	01/02/2019	100,000,000	99,986,328
Barton Capital SA(a)	2.420%	01/02/2019	01/02/2019	81,000,000	80,989,654
Bennington Stark Capital Corp. LLC(a)	2.450%	01/07/2019	01/07/2019	30,000,000	29,985,242
Kells Funding LLC(a)	2.590%	04/05/2019	04/05/2019	110,000,000	109,164,000
Versailles Commercial Paper LLC(a)	2.360%	01/02/2019	01/02/2019	75,000,000	74,989,746
Versailles Commercial Paper LLC(a)	2.360%	01/03/2019	01/03/2019	65,000,000	64,986,648
Victory Receivables Corp.(a)	2.420%	01/10/2019	01/10/2019	50,000,000	49,964,653
TOTAL ASSET BACKED COMMERCIAL PAPER					699,456,428
CERTIFICATES OF DEPOSIT—38.9%
Bank of Montreal, 1 Month USD LIBOR + 0.28%(b)	2.627%	01/04/2019	03/04/2019	125,000,000	125,041,306
Bank of Montreal, 3 Month USD LIBOR + 0.22%(b)	2.986%	03/11/2019	12/09/2019	150,000,000	149,998,950
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.614%	01/10/2019	04/10/2019	74,500,000	74,515,784
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.762%	01/14/2019	08/13/2019	125,000,000	125,002,603
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.11%(b)	2.559%	01/18/2019	01/18/2019	135,000,000	135,004,038
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	2.728%	01/07/2019	07/05/2019	80,000,000	80,068,283
Cooperatieve Rabobank UA, 1 Month USD LIBOR + 0.22%(b)	2.620%	01/11/2019	02/11/2019	80,000,000	80,015,721
Credit Agricole Corporate and Investment Bank(a)	2.560%	02/04/2019	02/04/2019	150,000,000	150,002,134
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.662%	01/31/2019	01/31/2019	100,000,000	100,015,473
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.32%(b)	2.752%	01/14/2019	06/13/2019	139,000,000	138,981,630
Credit Suisse, 3 Month USD LIBOR + 0.17%(b)	2.615%	01/18/2019	01/18/2019	75,000,000	75,003,178
ING Bank NV(a)	2.880%	06/07/2019	06/07/2019	125,000,000	125,000,000
KBC Bank NV(a)	2.400%	01/03/2019	01/03/2019	327,000,000	326,999,624
Lloyds Bank Corporate Markets PLC, 3 Month USD LIBOR + 0.18%(b)	2.630%	01/22/2019	07/19/2019	150,000,000	149,966,860
Mizuho Bank Ltd.(a)	2.520%	01/22/2019	01/22/2019	150,000,000	150,001,765
MUFG Bank Ltd.(a)	2.650%	02/22/2019	02/22/2019	60,000,000	60,001,098
MUFG Bank Ltd.(a)	2.650%	02/25/2019	02/25/2019	125,000,000	125,000,313
Nordea Bank AB, 1 Month USD LIBOR + 0.14%(b)	2.519%	01/07/2019	04/05/2019	150,000,000	149,986,165
Nordea Bank AB, 1 Month USD LIBOR + 0.22%(b)	2.607%	01/08/2019	02/08/2019	100,000,000	100,019,460
Nordea Bank AB, 3 Month USD LIBOR + 0.06%(b)	2.873%	03/27/2019	03/27/2019	60,000,000	59,995,655
Oversea-Chinese Banking Corp. Ltd.(a)	2.430%	01/03/2019	01/03/2019	100,000,000	100,000,036
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%(b)	2.478%	01/02/2019	04/02/2019	150,000,000	149,988,868
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.578%	01/04/2019	01/04/2019	77,000,000	77,000,254
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.620%	01/22/2019	04/18/2019	100,000,000	100,016,963
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.13%(b)	2.901%	03/11/2019	09/11/2019	140,000,000	140,000,000
Societe Generale(a)	2.500%	01/15/2019	01/15/2019	150,000,000	150,001,698
Sumitomo Mitsui Banking Corp.(a)	2.770%	03/08/2019	03/08/2019	75,000,000	75,018,487
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	2.545%	01/02/2019	04/02/2019	135,000,000	135,010,379
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22%(b)	2.599%	01/07/2019	02/05/2019	49,000,000	49,009,574
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.15%(b)	2.595%	01/17/2019	04/17/2019	150,000,000	149,995,147
Sumitomo Mitsui Trust Bank(a)	2.810%	03/19/2019	03/19/2019	125,000,000	125,008,658
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.18%(b)	2.560%	01/07/2019	02/06/2019	115,000,000	115,017,684
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.15%(b)	2.656%	01/28/2019	03/28/2019	50,000,000	50,000,536
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.604%	01/10/2019	04/10/2019	84,000,000	84,020,046
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.21%(b)	3.014%	03/19/2019	12/19/2019	$ 127,000,000	$ 126,999,501
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.33%(b)	2.679%	01/02/2019	08/02/2019	100,000,000	99,999,980
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.25%(b)	2.629%	01/07/2019	02/01/2019	150,000,000	150,031,216
TOTAL CERTIFICATES OF DEPOSIT					4,357,739,067
FINANCIAL COMPANY COMMERCIAL PAPER—22.2%
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.729%	02/18/2019	05/16/2019	87,000,000	86,983,457
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.745%	02/20/2019	05/20/2019	75,000,000	74,985,212
CPPIB Capital, Inc.(a)	2.350%	01/08/2019	01/08/2019	58,000,000	57,969,363
DBS Bank Ltd.(a)	2.460%	02/04/2019	02/04/2019	48,000,000	47,876,333
DnB Bank ASA(a)	2.400%	01/17/2019	01/17/2019	150,000,000	149,830,355
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	2.350%	01/02/2019	01/02/2019	150,000,000	149,980,566
HSBC Bank PLC, 1 Month USD LIBOR + 0.30%(b)	2.804%	01/22/2019	07/22/2019	100,000,000	99,991,389
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b)	2.574%	01/10/2019	01/10/2019	149,000,000	149,003,189
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b)	2.569%	01/02/2019	08/01/2019	56,000,000	55,968,340
NRW Bank(a)	2.500%	01/04/2019	01/04/2019	150,000,000	149,958,750
Oversea-Chinese Banking Corp. Ltd.(a)	2.800%	03/26/2019	03/26/2019	105,000,000	104,310,048
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b)	2.529%	01/07/2019	03/05/2019	150,000,000	150,001,225
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b)	2.629%	01/21/2019	02/21/2019	75,000,000	75,003,186
Sumitomo Mitsui Trust Bank(a)	2.550%	01/17/2019	01/17/2019	125,000,000	124,852,608
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.25%(b)	2.754%	01/22/2019	01/22/2019	125,000,000	125,021,436
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.37%(b)	2.753%	01/07/2019	11/07/2019	125,000,000	125,017,950
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.821%	03/05/2019	05/22/2019	50,000,000	49,995,811
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.821%	03/05/2019	05/29/2019	79,000,000	78,993,311
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.23%(b)	2.579%	01/02/2019	04/29/2019	129,000,000	129,000,170
UBS AG, 1 Month USD LIBOR + 0.33%(b)	2.730%	01/11/2019	06/11/2019	99,000,000	99,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.18%(b)	2.916%	02/27/2019	11/27/2019	75,000,000	74,999,646
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	2.613%	01/07/2019	01/07/2019	75,000,000	75,002,609
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.688%	02/11/2019	08/12/2019	50,000,000	49,978,519
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.699%	02/18/2019	08/16/2019	72,500,000	72,467,980
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b)	2.575%	01/18/2019	01/18/2019	125,000,000	125,006,339
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,481,197,792
OTHER NOTES—16.5%
Australia & New Zealand Banking Group Ltd.(a)	2.400%	01/02/2019	01/02/2019	350,000,000	350,000,000
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.560%	01/11/2019	02/11/2019	90,000,000	89,999,953
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.630%	01/21/2019	02/19/2019	37,000,000	36,999,969
Bank of America NA, 1 Month USD LIBOR + 0.24%(b)	2.623%	01/07/2019	01/07/2019	50,000,000	50,000,470
Bank of Nova Scotia(a)	2.400%	01/02/2019	01/02/2019	200,000,000	200,000,000
China Construction Bank(a)	2.390%	01/02/2019	01/02/2019	150,000,000	150,000,000
Citibank NA(a)	2.400%	01/02/2019	01/02/2019	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC(a)	2.400%	01/02/2019	01/02/2019	150,000,000	150,000,000
Lloyds Bank PLC(a)	2.400%	01/02/2019	01/02/2019	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	2.420%	01/02/2019	01/02/2019	145,299,000	145,299,000
Mizuho Bank Ltd.(a)	2.450%	01/02/2019	01/02/2019	150,000,000	150,000,000
National Bank of Canada(a)	2.420%	01/02/2019	01/02/2019	200,000,000	200,000,000
Royal Bank of Canada(a)	2.430%	01/02/2019	01/02/2019	125,000,000	125,000,000
TOTAL OTHER NOTES					1,847,299,392
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Government National Mortgage Association, 5.000% due 11/20/2048, valued at $51,000,001); expected proceeds $50,008,333	3.000%	01/02/2019	01/02/2019	$ 50,000,000	$ 50,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 09/01/2026 – 12/01/2048, Federal National Mortgage Associations, 2.742% – 4.500% due 08/01/2039 – 10/01/2048, and Government National Mortgage Associations, 4.000% – 5.000% due 12/20/2045 – 11/20/2048, valued at $224,437,026); expected proceeds $220,036,300	2.970%	01/02/2019	01/02/2019	220,000,000	220,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 6.000% due 10/01/2037, a Federal Home Loan Mortgage Corporation Strip, 5.000% due 12/01/2034, and Federal National Mortgage Associations, 2.382% – 5.500% due 04/01/2021 – 09/01/2048, valued at $153,000,000); expected proceeds $150,025,000	3.000%	01/02/2019	01/02/2019	150,000,000	150,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					420,000,000
TREASURY REPURCHASE AGREEMENTS—4.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, a U.S. Treasury Note, 1.750% due 05/15/2023, and U.S. Treasury Strips, 0.000% due 02/15/2039, valued at $312,834,172); expected proceeds $306,750,265	2.950%	01/02/2019	01/02/2019	306,700,000	306,700,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 6.500% due 11/15/2026, and U.S. Treasury Notes, 2.250% – 2.625% due 11/15/2020 – 08/15/2027, valued at $51,000,064); expected proceeds $50,007,056	2.540%	01/02/2019	01/02/2019	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 5.250% due 02/15/2029 – 11/15/2044, valued at $127,500,073); expected proceeds $125,020,486	2.950%	01/02/2019	01/02/2019	125,000,000	125,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					481,700,000
OTHER REPURCHASE AGREEMENTS—7.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by various Corporate Bonds, 2.030% – 3.963% due 12/15/2027 – 06/12/2051, valued at $89,250,001); expected proceeds $85,614,125(c)	2.890%	01/01/2019	03/28/2019	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Corporate Bonds, 1.900% – 5.875% due 12/06/2019 – 06/15/2049, valued at $106,660,182); expected proceeds $100,014,111	2.540%	01/02/2019	01/02/2019	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 10/25/2018 (collateralized by various Common Stocks, valued at $190,657,874); expected proceeds $176,264,375(c)	2.890%	01/01/2019	01/23/2019	175,000,000	175,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Common Stocks, valued at $303,204,455); expected proceeds $280,039,511	2.540%	01/02/2019	01/02/2019	$ 280,000,000	$ 280,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/07/2018 (collateralized by various Corporate Bonds, 0.000% – 12.250% due 03/18/2019 – 01/01/2999, valued at $113,419,302); expected proceeds $100,747,500(c)	2.990%	01/01/2019	03/07/2019	100,000,000	100,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/24/2018 (collateralized by various Corporate Bonds, 3.625% – 8.000% due 09/15/2020 – 05/09/2047, valued at $55,953,320); expected proceeds $50,051,197	2.633%	01/07/2019	01/07/2019	50,000,000	50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Commercial Papers, 0.000% due 01/28/2019 – 06/05/2019, valued at $104,670,448); expected proceeds $100,049,583	2.550%	01/07/2019	01/07/2019	100,000,000	100,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					890,000,000
TOTAL INVESTMENTS –99.8%(d) (Cost $11,177,526,925)					11,177,392,679
Other Assets in Excess of Liabilities —0.2%					18,991,988
NET ASSETS –100.0%					$ 11,196,384,667
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $360,000,000 or 3.2% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 699,456,428	$—	$ 699,456,428
Certificates of Deposit	—	4,357,739,067	—	4,357,739,067
Financial Company Commercial Paper	—	2,481,197,792	—	2,481,197,792
Other Notes	—	1,847,299,392	—	1,847,299,392
Government Agency Repurchase Agreements	—	420,000,000	—	420,000,000
Treasury Repurchase Agreements	—	481,700,000	—	481,700,000
Other Repurchase Agreements	—	890,000,000	—	890,000,000
Total Investments	$—	$11,177,392,679	$—	$11,177,392,679
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value	$ 9,385,692,679
Repurchase agreements, at value	1,791,700,000
Total Investments	11,177,392,679
Cash	739
Interest receivable — unaffiliated issuers	19,685,488
Prepaid expenses and other assets	2,977
TOTAL ASSETS	11,197,081,883
LIABILITIES
Advisory and administrator fee payable	474,019
Custody, sub-administration and transfer agent fees payable	145,704
Professional fees payable	42,493
Printing fees payable	9,541
Accrued expenses and other liabilities	25,459
TOTAL LIABILITIES	697,216
NET ASSETS	$11,196,384,667
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 9,385,826,925
Repurchase agreements	1,791,700,000
Total cost of investments	$11,177,526,925
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$255,662,969
EXPENSES
Advisory and administrator fee	6,048,347
Custodian, sub-administrator and transfer agent fees	1,544,693
Trustees’ fees and expenses	101,159
Professional fees and expenses	158,052
Insurance expense	39,729
Miscellaneous expenses	56,617
TOTAL EXPENSES	7,948,597
NET INVESTMENT INCOME (LOSS)	$247,714,372
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	99,189
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	11,343
NET REALIZED AND UNREALIZED GAIN (LOSS)	110,532
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$247,824,904
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 247,714,372	$ 108,558,844
Net realized gain (loss)	99,189	(63,091)
Net change in unrealized appreciation/depreciation	11,343	(946,240)
Net increase (decrease) in net assets resulting from operations	247,824,904	107,549,513
CAPITAL TRANSACTIONS
Contributions	38,864,723,746	26,478,211,141
Withdrawals	(37,857,969,929)	(24,916,607,332)
Net increase (decrease) in net assets from capital transactions	1,006,753,817	1,561,603,809
Net increase (decrease) in net assets during the period	1,254,578,721	1,669,153,322
Net assets at beginning of period	9,941,805,946	8,272,652,624
NET ASSETS AT END OF PERIOD	$ 11,196,384,667	$ 9,941,805,946
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	2.06%	0.96%	0.51%	0.17%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,196,385	$9,941,806	$8,272,653	$47,683,856	$40,704,468
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	2.05%	1.11%	0.49%	0.17%	0.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $1,791,700,000 and associated collateral equal to $1,883,586,918.
11

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$11,177,526,925	$310,526	$444,772	$(134,246)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,011.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
STTMMAR1
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$40,597,496,719
Cash	10
Receivable for fund shares sold	9,294,948
Receivable from Adviser	4,093
Prepaid expenses and other assets	148,168
TOTAL ASSETS	40,606,943,938
LIABILITIES
Payable for fund shares repurchased	3,570,303
Administration fees payable	1,582,570
Shareholder servicing fee payable	496,680
Distribution fees payable	110,866
Transfer agent fees payable	11,884
Distribution payable	13,304,388
Registration and filing fees payable	963,007
Professional fees payable	18,254
Printing fees payable	6,769
Accrued expenses and other liabilities	98,549
TOTAL LIABILITIES	20,163,270
NET ASSETS	$40,586,780,668
NET ASSETS CONSIST OF:
Paid-in Capital	$40,586,796,930
Total distributable earnings (loss)	(16,262)
NET ASSETS	$40,586,780,668
Administration Class
Net Assets	$ 1,686,105,097
Shares Outstanding	1,686,238,807
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 639,732,996
Shares Outstanding	639,732,921
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 380,085,234
Shares Outstanding	380,092,731
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,875,096,360
Shares Outstanding	1,875,099,794
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$32,939,927,013
Shares Outstanding	32,940,232,128
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 3,065,833,968
Shares Outstanding	3,065,854,893
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$902,483,291
Expenses allocated from affiliated Portfolio	(31,713,763)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	870,769,528
EXPENSES
Administration fees
Administration Class	983,058
Institutional Class	67,087
Investment Class	234,377
Investor Class	616,969
Premier Class	20,409,041
Class G	346,140
Class M	218,199
Shareholder servicing fees
Administration Class	3,932,233
Institutional Class	40,253
Investment Class	1,171,885
Investor Class	987,150
Distribution fees
Administration Class	983,058
Investment Class	468,754
Custodian fees	424,858
Trustees’ fees and expenses	18,000
Transfer agent fees	117,997
Registration and filing fees	91,901
Professional fees and expenses	31,820
Printing fees	58,072
Insurance expense	157,808
Miscellaneous expenses	384,126
TOTAL EXPENSES	31,742,786
NET INVESTMENT INCOME (LOSS)	$839,026,742
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment allocated from affiliated Portfolio	20,493
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$839,047,235
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 839,026,742	$ 361,989,384
Net realized gain (loss)	20,493	(18,758)
Net increase (decrease) in net assets resulting from operations	839,047,235	361,970,626
DISTRIBUTIONS TO SHAREHOLDERS (Note 7):
Administration Class	(28,998,475)	(12,911,068)
Institutional Class(a)	(2,300,785)	—
Investment Class	(6,662,497)	(3,055,110)
Investor Class	(20,723,110)	(5,310,696)
Premier Class	(708,700,364)	(302,637,619)
Class G	(60,072,493)	(27,193,596)
Class M(b)	(11,595,054)	(10,949,772)
Total distributions to shareholders	(839,052,778)	(362,057,861)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	27,627,501,125	32,311,759,839
Reinvestment of distributions	9,687,462	3,690,492
Shares redeemed	(27,860,753,519)	(33,829,431,010)
Net increase (decrease) from capital share transactions	(223,564,932)	(1,513,980,679)
Institutional Class(a)
Shares sold	3,275,238,137	—
Reinvestment of distributions	990	—
Shares redeemed	(2,635,506,206)	—
Net increase (decrease) from capital share transactions	639,732,921	—
Investment Class
Shares sold	1,992,798,373	5,435,656,349
Reinvestment of distributions	634,854	802,954
Shares redeemed	(2,045,835,395)	(5,907,021,048)
Net increase (decrease) from capital share transactions	(52,402,168)	(470,561,745)
Investor Class
Shares sold	5,437,824,232	3,704,507,730
Reinvestment of distributions	8,244,393	2,199,468
Shares redeemed	(4,816,176,114)	(2,691,656,122)
Net increase (decrease) from capital share transactions	629,892,511	1,015,051,076
Premier Class
Shares sold	417,552,603,900	316,832,575,689
Reinvestment of distributions	595,511,561	252,324,723
Shares redeemed	(424,129,684,801)	(321,466,064,188)
Net increase (decrease) from capital share transactions	(5,981,569,340)	(4,381,163,776)
Class G
Shares sold	19,289,084,679	15,382,750,176
Reinvestment of distributions	60,074,427	27,193,853
Shares redeemed	(20,633,167,734)	(11,642,079,959)
Net increase (decrease) from capital share transactions	(1,284,008,628)	3,767,864,070
Class M(b)
Shares sold	5,960,061,317	8,551,114,227
Reinvestment of distributions	10,544,078	10,949,871
Shares redeemed	(7,061,984,937)	(9,146,425,726)
Net increase (decrease) from capital share transactions	(1,091,379,542)	(584,361,628)
Net increase (decrease) in net assets from beneficial interest transactions	(7,363,299,178)	(2,167,152,682)
Net increase (decrease) in net assets during the period	(7,363,304,721)	(2,167,239,917)
Net assets at beginning of period	47,950,085,389	50,117,325,306
NET ASSETS AT END OF PERIOD	$ 40,586,780,668	$ 47,950,085,389
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	27,627,501,125	32,311,759,839
Reinvestment of distributions	9,687,462	3,690,492
Shares redeemed	(27,860,753,519)	(33,829,431,010)
Net increase (decrease) from share transactions	(223,564,932)	(1,513,980,679)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/18	Year Ended 12/31/17
Institutional Class(a)
Shares sold	3,275,238,137	$ —
Reinvestment of distributions	990	—
Shares redeemed	(2,635,506,206)	—
Net increase (decrease) from share transactions	639,732,921	—
Investment Class
Shares sold	1,992,798,372	5,435,656,349
Reinvestment of distributions	634,854	802,954
Shares redeemed	(2,045,835,394)	(5,907,021,048)
Net increase (decrease) from share transactions	(52,402,168)	(470,561,745)
Investor Class
Shares sold	5,437,824,232	3,704,507,730
Reinvestment of distributions	8,244,393	2,199,468
Shares redeemed	(4,816,176,114)	(2,691,656,122)
Net increase (decrease) from share transactions	629,892,511	1,015,051,076
Premier Class
Shares sold	417,552,603,900	316,832,575,689
Reinvestment of distributions	595,511,561	252,324,723
Shares redeemed	(424,129,684,801)	(321,466,064,188)
Net increase (decrease) from share transactions	(5,981,569,340)	(4,381,163,776)
Class G
Shares sold	19,289,084,679	15,382,750,176
Reinvestment of distributions	60,074,427	27,193,853
Shares redeemed	(20,633,167,734)	(11,642,079,959)
Net increase (decrease) from share transactions	(1,284,008,628)	3,767,864,070
Class M(b)
Shares sold	5,960,061,317	8,551,114,227
Reinvestment of distributions	10,544,078	10,949,871
Shares redeemed	(7,061,984,937)	(9,146,425,726)
Net increase (decrease) from share transactions	(1,091,379,542)	(584,361,628)
(a)	For Institutional Class shares, data is for the period January 18, 2018 (inception date) through December 31, 2018.
(b)	Class M Shares liquidated on September 28, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0150	0.0054	0.0001
Net realized gain (loss)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0150	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0150)	(0.0054)	(0.0001)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0150)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.51%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,686,105	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%(d)
Net investment income (loss)	1.47%	0.50%	0.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Institutional Class(a)
For the Period 1/18/18* 12/31/18
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0170
Net realized gain (loss)	—
Total from investment operations	0.0170
Distributions to shareholders from:
Net investment income	(0.0170)
Net asset value, end of period	$ 1.0000
Total return (b)	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%(c)
Net investment income (loss)	1.71%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0140	0.0044	0.0000(b)	0.0000(b)(c)	(0.0000)(b)(c)
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—	—
Total from investment operations	0.0140	0.0044	0.0000(b)	0.0000(b)	(0.0000)(b)
Distributions to shareholders from:
Net investment income	(0.0140)	(0.0044)	(0.0000)(b)	—	—
Net realized gains	—	(0.0000)(b)	—	—	—
Total distributions	(0.0140)	(0.0044)	(0.0000)(b)	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.40%	0.44%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$380,085	$432,488	$903,050	$971,551	$615,706
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%	0.47%	0.37%	0.10%	0.07%
Net investment income (loss)	1.42%	0.40%	0.00%(e)	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0170	0.0071	0.0014
Net realized gain (loss)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0170	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0170)	(0.0071)	(0.0014)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0170)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.68%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,875,096	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.68%	0.83%	0.21%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0170	0.0079	0.0025	0.0000(b)(c)	(0.0000)(b)(c)
Net realized gain (loss)	—	0.0000(b)	(0.0000)(b)	0.0000(b)	—
Total from investment operations	0.0170	0.0079	0.0025	0.0000(b)	(0.0000)(b)
Distributions to shareholders from:
Net investment income	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)	—
Net realized gains	—	(0.0000)(b)	—	—	—
Total distributions	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.76%	0.79%	0.25%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,939,927	$38,921,503	$43,302,733	$13,516,264	$10,962,800
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.09%	0.07%
Net investment income (loss)	1.74%	0.78%	0.27%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 10/5/14* - 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0180	0.0082	0.0029	0.0002(b)	0.0000(b)(c)
Net realized gain (loss)	—	0.0001	0.0000(c)	0.0000(c)	0.0000(c)
Total from investment operations	0.0180	0.0083	0.0029	0.0002	0.0000(c)
Distributions to shareholders from:
Net investment income	(0.0180)	(0.0083)	(0.0029)	(0.0002)	(0.0000)(c)
Net realized gains	—	(0.0000)(c)	—	—	—
Total distributions	(0.0180)	(0.0083)	(0.0029)	(0.0002)	(0.0000)(c)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.80%	0.83%	0.29%	0.02%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,065,834	$4,349,842	$581,991	$732,938	$872,335
Ratios to Average Net Assets:
Total expenses	0.08%	0.08%	0.08%	0.08%	0.09%(f)
Net expenses	0.08%	0.08%	0.08%	0.08%	0.08%(f)
Net investment income (loss)	1.74%	0.95%	0.29%	0.02%	0.00%(e)(f)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Service Class Class G	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014	Diversified
On September 28, 2018, Class M was liquidated and closed.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (98.49% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2019, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees), exceed 0.07% of average daily net assets on an annual basis.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund, except G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2018, the Fund's Administration Class shares and Investment Class shares paid $983,058 and $468,754 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares respectively. During the period ended December 31, 2018, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares paid SSGA FD $3,932,233, $40,253, $1,171,885 and 987,150, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$839,052,778	$—	$839,052,778
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 362,057,861	$ —	$ 362,057,861
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional U.S. Government Money Market Fund	$—	$—	$—	$—	$(16,262)	$(16,262)
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Net Investment Income	Net Realized Gains	Total Distributions
State Street Institutional U.S. Government Money Market Fund
Administration Class	$ 12,907,479	$ 3,589	$ 12,911,068
Investment Class	3,054,429	681	3,055,110
Investor Class	5,308,764	1,932	5,310,696
Premier Class	302,578,793	58,826	302,637,619
Class G	27,184,437	9,159	27,193,596
Class M	10,947,939	1,833	10,949,772
Undistributed Net Investment Income (Loss)			$ 7,543
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Institutional U.S. Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.37%	$1,008.80	$ 1.87(a)	$1,023.30	$1.89
Institutional Class	0.15	1,010.00	0.76(b)	1,024.40	0.77
Investment Class	0.47	1,008.30	2.38(a)	1,022.80	2.40
Investor Class	0.20	1,009.70	1.01(a)	1,024.20	1.02
Premier Class	0.12	1,010.10	0.61(a)	1,024.60	0.61
Class G	0.08	1,010.30	0.41(a)	1,024.80	0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on January 18, 2018
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free) or (ii) on the Fund’s website at www.SSGA.com/cash.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2018
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2018

% of Net Assets
Government Agency Debt	51.8%
Treasury Debt	18.1
Treasury Repurchase Agreements	15.2
Government Agency Repurchase Agreements	11.8
Other Assets in Excess of Liabilities	3.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	37.3%
31 to 60 Days	11.9
61 to 90 Days	6.8
Over 90 Days	40.9
Total	96.9%
Average days to maturity	28
Weighted average life	100
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—51.8%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	2.205%	01/02/2019	07/02/2019	$ 168,000,000	$ 167,995,795
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	2.215%	01/02/2019	04/01/2019	290,000,000	289,997,839
Federal Farm Credit Bank (b)	2.250%	01/30/2019	01/30/2019	20,000,000	19,963,750
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	2.258%	01/07/2019	06/07/2019	184,300,000	184,268,225
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.289%	01/03/2019	12/03/2019	350,000,000	349,990,334
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.310%	01/18/2019	07/18/2019	136,150,000	136,142,360
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.327%	01/10/2019	12/10/2019	325,000,000	324,999,389
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%(a)	2.345%	01/15/2019	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	2.347%	01/10/2019	02/10/2020	200,000,000	199,976,008
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.355%	01/16/2019	04/16/2019	199,000,000	198,998,077
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.375%	01/20/2019	09/20/2019	227,000,000	226,991,853
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.375%	01/29/2019	01/29/2019	168,100,000	168,099,805
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(a)	2.380%	01/19/2019	06/19/2019	200,000,000	199,933,054
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12%(a)	2.386%	01/25/2019	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	2.389%	01/27/2019	01/27/2020	25,000,000	25,007,408
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07%(a)	2.390%	01/17/2019	12/17/2019	275,000,000	274,992,276
Federal Farm Credit Bank, Federal Reserve Bank Prime Loan Rate - 3.08%(a)	2.420%	01/02/2019	03/12/2019	69,875,000	69,861,470
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.461%	01/25/2019	02/25/2020	240,000,000	239,950,467
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.18%(a)	2.580%	01/11/2019	10/11/2019	50,000,000	50,094,437
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(a)	2.601%	01/02/2019	05/08/2019	77,250,000	77,273,649
Federal Home Loan Bank, 3 Month USD LIBOR - 0.33%(a)	2.078%	01/04/2019	01/04/2019	495,800,000	495,800,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32%(a)	2.094%	01/10/2019	04/10/2019	669,800,000	669,800,000
Federal Home Loan Bank (b)	2.200%	01/24/2019	01/24/2019	566,000,000	565,204,456
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.215%	01/02/2019	03/01/2019	290,000,000	290,000,163
Federal Home Loan Bank (b)	2.220%	01/02/2019	01/02/2019	400,000,000	399,975,333
Federal Home Loan Bank (b)	2.220%	01/03/2019	01/03/2019	311,875,000	311,836,535
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.220%	01/02/2019	03/01/2019	328,700,000	328,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.220%	01/02/2019	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.235%	01/02/2019	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank (b)	2.243%	01/09/2019	01/09/2019	250,000,000	249,874,322
Federal Home Loan Bank (b)	2.250%	01/15/2019	01/15/2019	319,225,000	318,945,678
Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	322,375,000	322,052,625
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(a)	2.270%	01/02/2019	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.287%	01/04/2019	12/04/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.290%	01/06/2019	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank (b)	2.300%	02/11/2019	02/11/2019	584,575,000	583,043,738
Federal Home Loan Bank (b)	2.300%	02/19/2019	02/19/2019	176,225,000	175,673,318
Federal Home Loan Bank (b)	2.307%	02/12/2019	02/12/2019	176,225,000	175,754,186
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.330%	01/16/2019	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank (b)	2.357%	02/08/2019	02/08/2019	350,000,000	349,129,219
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.365%	01/15/2019	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	2.367%	02/13/2019	02/13/2019	300,000,000	299,151,825
Federal Home Loan Bank (b)	2.374%	02/20/2019	02/20/2019	300,000,000	299,010,833
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.376%	01/25/2019	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.379%	01/24/2019	01/24/2019	161,000,000	161,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.381%	01/25/2019	02/25/2019	116,750,000	116,750,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.381%	01/26/2019	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.391%	01/26/2019	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.401%	01/26/2019	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.401%	01/31/2019	05/28/2019	271,700,000	271,685,025
Federal Home Loan Bank (b)	2.403%	03/15/2019	03/15/2019	200,000,000	199,025,450
Federal Home Loan Bank, 1 Month USD LIBOR - 0.07%(a)	2.405%	01/19/2019	09/19/2019	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.10%(a)	2.411%	01/25/2019	03/25/2019	214,000,000	214,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank (b)	2.413%	03/08/2019	03/08/2019	$ 400,000,000	$ 398,230,467
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.419%	01/24/2019	06/24/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.420%	03/28/2019	03/28/2019	150,000,000	149,132,833
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.445%	01/20/2019	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank (b)	2.465%	04/23/2019	04/23/2019	200,000,000	198,466,222
Federal Home Loan Bank (b)	2.490%	05/22/2019	05/22/2019	30,000,000	29,707,425
Federal Home Loan Bank (b)	2.500%	05/28/2019	05/28/2019	500,000,000	494,895,833
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	2.500%	01/02/2019	05/15/2019	250,000,000	250,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07%(a)	2.525%	01/02/2019	11/15/2019	225,000,000	225,000,000
Federal Home Loan Bank (b)	2.559%	05/17/2019	05/17/2019	495,000,000	494,953,037
Federal Home Loan Bank (b)	2.563%	05/20/2019	05/20/2019	100,000,000	99,989,504
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34%(a)	2.068%	01/09/2019	01/09/2019	605,100,000	605,100,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33%(a)	2.078%	01/09/2019	04/09/2019	672,300,000	672,300,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15%(a)	2.237%	01/08/2019	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp. (b)	2.280%	09/20/2019	09/20/2019	225,000,000	225,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.355%	01/18/2019	03/18/2019	189,400,000	189,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.375%	01/19/2019	06/19/2019	482,300,000	482,300,000
Federal Home Loan Mortgage Corp. (b)	2.390%	03/20/2019	03/20/2019	552,000,000	549,141,560
Federal Home Loan Mortgage Corp. (b)	2.475%	05/20/2019	05/20/2019	75,000,000	74,283,281
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate - 0.03%(a)	2.490%	01/02/2019	06/19/2019	419,000,000	419,000,000
Federal National Mortgage Assoc. (b)	2.240%	01/09/2019	01/09/2019	134,800,000	134,732,900
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.07%(a)	2.530%	01/02/2019	10/30/2019	132,300,000	132,300,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	2.560%	01/02/2019	04/30/2020	50,000,000	50,000,000
Federal National Mortgage Assoc. (b)	2.661%	08/02/2019	08/02/2019	400,000,000	395,888,689
TOTAL GOVERNMENT AGENCY DEBT					21,347,970,653
TREASURY DEBT—18.1%
U.S. Treasury Bill (b)	2.220%	01/10/2019	01/10/2019	500,000,000	499,723,638
U.S. Treasury Bill (b)	2.275%	02/07/2019	02/07/2019	169,500,000	169,103,676
U.S. Treasury Bill (b)	2.300%	01/24/2019	01/24/2019	400,000,000	399,412,222
U.S. Treasury Bill (b)	2.310%	01/31/2019	01/31/2019	450,000,000	449,135,256
U.S. Treasury Bill (b)	2.388%	03/21/2019	03/21/2019	250,000,000	248,690,191
U.S. Treasury Bill (b)	2.390%	02/05/2019	02/05/2019	350,000,000	349,186,736
U.S. Treasury Bill (b)	2.415%	04/18/2019	04/18/2019	350,000,000	347,487,729
U.S. Treasury Bill (b)	2.465%	04/04/2019	04/04/2019	400,000,000	397,507,611
U.S. Treasury Bill (b)	2.465%	05/23/2019	05/23/2019	300,000,000	297,083,083
U.S. Treasury Bill (b)	2.480%	06/13/2019	06/13/2019	250,000,000	247,192,778
U.S. Treasury Bill (b)	2.488%	06/20/2019	06/20/2019	250,000,000	247,065,517
U.S. Treasury Note (b)	2.373%	02/28/2019	02/28/2019	300,000,000	299,580,735
U.S. Treasury Note (b)	2.443%	03/31/2019	03/31/2019	99,000,000	98,713,494
U.S. Treasury Note (b)	2.457%	04/15/2019	04/15/2019	200,000,000	199,106,878
U.S. Treasury Note, 3 Month USD MMY(a)	2.481%	01/02/2019	01/31/2020	460,000,000	459,944,722
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.514%	01/02/2019	04/30/2020	1,182,122,000	1,182,104,093
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.529%	01/02/2019	10/31/2019	150,000,000	150,071,920
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.541%	01/02/2019	07/31/2019	475,000,000	475,254,190
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	2.551%	01/02/2019	04/30/2019	300,576,200	300,609,136
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note (b)	2.553%	05/31/2019	05/31/2019	$ 216,000,000	$ 214,742,863
U.S. Treasury Note (b)	2.609%	07/31/2019	07/31/2019	250,000,000	247,516,952
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	2.621%	01/02/2019	01/31/2019	170,000,000	170,016,416
TOTAL TREASURY DEBT					7,449,249,836
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—11.8%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.741% – 4.498% due 06/01/2042 – 08/01/2048, and Federal National Mortgage Associations, 2.611% – 6.500% due 01/01/2038 – 12/01/2048, valued at $158,126,087); expected proceeds $155,025,575	2.970%	01/02/2019	01/02/2019	155,000,000	155,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 15.011% due 06/15/2022 – 12/01/2048, Federal National Mortgage Associations, 0.300% – 8.000% due 02/01/2023 – 01/01/2049, and Government National Mortgage Associations, 0.000% – 57.189% due 04/20/2034 – 09/20/2068, valued at $951,214,112); expected proceeds $900,525,000	3.000%	01/04/2019	01/04/2019	900,000,000	900,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Farm Credit Banks, 1.176% – 2.297% due 08/23/2019 – 12/11/2020, Federal Home Loan Banks, 0.000% – 3.440% due 10/21/2019 – 02/23/2038, Federal Home Loan Mortgage Corporations, 0.000% – 1.875% due 11/17/2020 – 11/15/2038, and Federal National Mortgage Associations, 1.500% – 2.000% due 07/30/2020 – 10/05/2022, valued at $44,880,412); expected proceeds $44,007,236	2.960%	01/02/2019	01/02/2019	44,000,000	44,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 12/01/2020 – 12/15/2048, Federal National Mortgage Associations, 2.125% – 6.000% due 02/01/2019 – 11/25/2048, and Government National Mortgage Associations, 1.614% – 5.500% due 07/16/2038 – 09/16/2058, valued at $346,800,000); expected proceeds $340,160,650	2.430%	01/02/2019	01/02/2019	340,000,000	340,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2018 (collateralized by Federal Farm Credit Banks, 2.720% – 2.900% due 09/19/2022 – 06/28/2032, Federal Home Loan Banks, 1.125% – 4.150% due 07/14/2021 – 01/23/2043, Federal Home Loan Mortgage Corporations, 1.500% – 6.250% due 06/29/2022 – 07/15/2032, Federal National Mortgage Associations, 1.875% – 6.625% due 09/24/2026 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 11/15/2019 – 02/15/2023, valued at $255,000,000); expected proceeds $250,118,611	2.440%	01/03/2019	01/03/2019	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 02/15/2026 – 06/15/2047, Federal National Mortgage Associations, 2.500% – 7.500% due 05/01/2019 – 11/25/2048, and Government National Mortgage Associations, 1.794% – 5.000% due 07/20/2034 – 08/16/2060, valued at $510,000,000); expected proceeds $500,237,222	2.440%	01/03/2019	01/03/2019	500,000,000	500,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 12/15/2035 – 12/15/2048, Federal National Mortgage Associations, 2.715% – 4.500% due 11/25/2024 – 07/25/2046, and Government National Mortgage Associations, 2.500% – 6.000% due 11/16/2033 – 06/16/2058, valued at $280,500,000); expected proceeds $275,133,681	2.500%	01/07/2019	01/07/2019	$ 275,000,000	$ 275,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 7.000% due 08/01/2019 – 07/15/2048, and Federal National Mortgage Associations, 3.000% – 8.000% due 05/01/2019 – 02/01/2043, valued at $21,420,000); expected proceeds $21,003,383	2.900%	01/02/2019	01/02/2019	21,000,000	21,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 08/01/2023 – 10/01/2048, and Federal National Mortgage Associations Strips, 7.000% due 06/25/2023 – 10/25/2023, valued at $15,300,000); expected proceeds $15,002,500	3.000%	01/02/2019	01/02/2019	15,000,000	15,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal National Mortgage Association, 4.000% due 09/01/2048, and Government National Mortgage Associations, 4.000% – 5.000% due 08/15/2039 – 06/20/2047, valued at $255,000,054); expected proceeds $250,041,250	2.970%	01/02/2019	01/02/2019	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 02/01/2028 – 10/01/2048, Federal National Mortgage Associations, 2.500% – 6.500% due 04/01/2019 – 01/01/2049, and Government National Mortgage Associations, 3.500% – 5.000% due 04/20/2042 – 11/20/2048, valued at $836,400,000); expected proceeds $820,136,667	3.000%	01/02/2019	01/02/2019	820,000,000	820,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.756% – 5.966% due 01/01/2020 – 11/01/2030, a Federal National Mortgage Association, 2.965% due 06/25/2022, Government National Mortgage Associations, 3.500% – 4.500% due 08/20/2046 – 02/20/2047, and a U.S. Treasury Note, 2.625% due 07/31/2020, valued at $17,340,083); expected proceeds $17,002,833	3.000%	01/02/2019	01/02/2019	17,000,000	17,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 07/01/2046, and a Federal National Mortgage Association, 4.000% due 10/01/2048, valued at $158,100,000); expected proceeds $155,025,833	3.000%	01/02/2019	01/02/2019	155,000,000	155,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.776% – 4.307% due 11/01/2039 – 07/01/2048, and Federal National Mortgage Associations, 0.000% – 5.500% due 07/01/2019 – 01/01/2049, valued at $1,158,913,120); expected proceeds $1,136,189,333	3.000%	01/02/2019	01/02/2019	1,136,000,000	1,136,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,878,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—15.2%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.500% – 3.375% due 05/31/2019 – 06/30/2024, valued at $102,000,046); expected proceeds $100,016,111	2.900%	01/02/2019	01/02/2019	$ 100,000,000	$ 100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.875% – 2.875% due 01/31/2020 – 12/31/2025, valued at $97,920,028); expected proceeds $96,045,733	2.450%	01/07/2019	01/07/2019	96,000,000	96,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and a U.S. Treasury Note, 2.750% due 08/31/2025, valued at $510,000,073); expected proceeds $500,081,944	2.950%	01/02/2019	01/02/2019	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 4.625% due 02/15/2040, and a U.S. Treasury Note, 2.750% due 08/31/2025, valued at $510,000,046); expected proceeds $500,080,556	2.900%	01/02/2019	01/02/2019	500,000,000	500,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 2.000% – 2.625% due 06/30/2023 – 09/30/2024, valued at $91,800,061); expected proceeds $90,014,850	2.970%	01/02/2019	01/02/2019	90,000,000	90,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.435% – 2.500% due 12/31/2019 – 01/31/2025, valued at $510,000,015); expected proceeds $500,247,917	2.550%	01/04/2019	01/04/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 1.858% – 2.875% due 04/30/2020 – 04/30/2025, valued at $59,160,082); expected proceeds $58,009,667	3.000%	01/02/2019	01/02/2019	58,000,000	58,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a Federal Farm Credit Bank, 4.350% due 10/18/2038, Federal Home Loan Banks, 0.000% – 3.500% due 01/15/2019 – 08/10/2035, a U.S. Treasury Bill, 0.000% due 02/07/2019, U.S. Treasury Bonds, 2.500% – 4.375% due 05/15/2041 – 02/15/2045, and a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $306,000,004); expected proceeds $300,148,750	2.550%	01/07/2019	01/07/2019	300,000,000	300,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $84,660,000); expected proceeds $83,013,603	2.950%	01/02/2019	01/02/2019	83,000,000	83,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 01/15/2022 – 01/15/2029, and a U.S. Treasury Note, 6.000% due 02/15/2026, valued at $516,135,562); expected proceeds $506,380,833 (c)	2.470%	01/02/2019	02/19/2019	500,000,000	500,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), dated 12/27/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 07/15/2027, and U.S. Treasury Notes, 2.750% – 3.125% due 09/15/2021 – 11/15/2028, valued at $204,686,301); expected proceeds $200,097,222	2.500%	01/03/2019	01/03/2019	$ 200,000,000	$ 200,000,000
Agreement with MUFJ Securities, dated 12/28/2018 (collateralized by U.S. Treasury Bonds, 3.000% - 3.125% due 02/15/2047 – 05/15/2048, and a U.S. Treasury Note, 2.750% due 02/28/2025, valued at $280,482,459); expected proceeds $275,133,681	2.500%	01/04/2019	01/04/2019	275,000,000	275,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/11/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $392,700,053); expected proceeds $387,444,750 (c)	2.540%	03/11/2019	03/11/2019	385,000,000	385,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $183,600,091); expected proceeds $181,146,600 (c)	2.520%	03/22/2019	03/22/2019	180,000,000	180,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.625% due 02/15/2042 – 02/15/2048, and U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2045, valued at $213,180,079); expected proceeds $209,034,253	2.950%	01/02/2019	01/02/2019	209,000,000	209,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2040 – 05/15/2043, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2029 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2022 – 07/15/2028, and U.S. Treasury Notes, 1.500% – 2.125% due 10/31/2022 – 08/15/2026, valued at $561,000,048); expected proceeds $550,090,139	2.950%	01/02/2019	01/02/2019	550,000,000	550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.625% due 11/15/2041 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.875% – 1.750% due 01/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 2.500% due 06/30/2020 – 02/15/2027, valued at $336,600,003); expected proceeds $330,054,083	2.950%	01/02/2019	01/02/2019	330,000,000	330,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 4.750% due 08/15/2040 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 1.750% due 01/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 3.625% due 06/30/2020 – 02/15/2027, valued at $408,000,027); expected proceeds $400,066,667	3.000%	01/02/2019	01/02/2019	400,000,000	400,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bills, 0.000% due 01/03/2019 – 12/05/2019, U.S. Treasury Bonds, 2.250% – 8.125% due 08/15/2019 – 11/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2025 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 01/15/2027, and U.S. Treasury Notes, 0.750% – 3.500% due 01/31/2019 – 11/15/2028, valued at $1,019,253,469); expected proceeds $1,000,163,888	2.950%	01/02/2019	01/02/2019	$1,000,000,000	$ 1,000,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,256,000,000
TOTAL INVESTMENTS –96.9% (d)(e)					39,931,220,489
Other Assets in Excess of Liabilities —3.1%					1,290,561,756
NET ASSETS –100.0%					$ 41,221,782,245
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,065,000,000 or 2.6% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$28,797,220,489
Repurchase agreements, at value and amortized cost	11,134,000,000
Total Investments	39,931,220,489
Cash	1,638,579,751
Interest receivable — unaffiliated issuers	51,752,736
Other Receivable	9,438
Prepaid expenses and other assets	12,521
TOTAL ASSETS	41,621,574,935
LIABILITIES
Payable for investments purchased	397,507,611
Advisory and administrator fee payable	1,797,060
Custody, sub-administration and transfer agent fees payable	425,332
Trustees’ fees and expenses payable	1,320
Professional fees payable	42,493
Printing fees payable	15,483
Accrued expenses and other liabilities	3,391
TOTAL LIABILITIES	399,792,690
NET ASSETS	$41,221,782,245
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$914,574,049
EXPENSES
Advisory and administrator fee	24,728,271
Custodian, sub-administrator and transfer agent fees	6,562,810
Trustees’ fees and expenses	809,406
Professional fees and expenses	159,296
Printing and postage fees	40,983
Insurance expense	188,672
Miscellaneous expenses	29,359
TOTAL EXPENSES	32,518,797
NET INVESTMENT INCOME (LOSS)	$882,055,252
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,763
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$882,076,015
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 882,055,252	$ 402,421,179
Net realized gain (loss)	20,763	(18,966)
Net increase (decrease) in net assets resulting from operations	882,076,015	402,402,213
CAPITAL TRANSACTIONS
Contributions	142,050,377,534	104,516,771,308
Withdrawals	(150,375,688,545)	(107,179,383,705)
Net increase (decrease) in net assets from capital transactions	(8,325,311,011)	(2,662,612,397)
Net increase (decrease) in net assets during the period	(7,443,234,996)	(2,260,210,184)
Net assets at beginning of period	48,665,017,241	50,925,227,425
NET ASSETS AT END OF PERIOD	$ 41,221,782,245	$ 48,665,017,241
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.81%	0.74%	0.31%	0.03%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,221,782	$48,665,017	$50,925,227	$16,023,491	$13,207,868
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	1.78%	0.85%	0.32%	0.03%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $11,134,000,000 and associated collateral equal to $11,396,172,315.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street U.S. Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,010.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
STTUSGOVAR1
00227374
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$9,915,111,945
Cash	3
Receivable for fund shares sold	878
Other Receivable	10
Prepaid expenses and other assets	32,469
TOTAL ASSETS	9,915,145,305
LIABILITIES
Advisory fee payable	9,084
Administration fees payable	361,991
Shareholder servicing fee payable	81,390
Distribution fees payable	29,898
Transfer agent fees payable	2,496
Distribution payable	2,047,373
Registration and filing fees payable	6,398
Professional fees payable	18,254
Printing fees payable	5,308
TOTAL LIABILITIES	2,562,192
NET ASSETS	$9,912,583,113
NET ASSETS CONSIST OF:
Paid-in Capital	$9,912,617,529
Total distributable earnings (loss)	(34,416)
NET ASSETS	$9,912,583,113
Administration Class
Net Assets	$ 49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 390,735,133
Shares Outstanding	390,733,566
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 97,241,102
Shares Outstanding	97,244,509
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$9,424,506,880
Shares Outstanding	9,424,640,217
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$200,367,507
Expenses allocated from affiliated Portfolio	(7,283,352)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	193,084,155
EXPENSES
Administration fees	5,481,415
Shareholder servicing fees
Administration Class	42
Institutional Class	6
Investment Class	851,668
Investor Class	92,038
Distribution fees
Administration Class	11
Investment Class	340,667
Custodian fees	37,349
Trustees’ fees and expenses	18,000
Transfer agent fees	34,662
Registration and filing fees	73,253
Professional fees	37,221
Printing fees	11,204
Insurance expense	35,350
Miscellaneous expenses	125,364
TOTAL EXPENSES	7,138,250
NET INVESTMENT INCOME (LOSS)	$185,945,905
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment allocated from affiliated Portfolio	(86,235)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$185,859,670
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 185,945,905	$ 98,021,887
Net realized gain (loss)	(86,235)	113,573
Net increase (decrease) in net assets resulting from operations	185,859,670	98,135,460
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 7):
Administration Class	(425)	—
Institutional Class	(378)	—
Investment Class	(4,676,000)	(1,915,419)
Investor Class	(1,954,141)	(158,964)
Premier Class	(179,417,982)	(96,239,354)
Total distributions to shareholders	(186,048,926)	(98,313,737)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Institutional Class
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Investment Class
Shares sold	1,273,209,693	1,087,056,456
Shares redeemed	(1,248,831,235)	(1,330,233,190)
Net increase (decrease) from capital share transactions	24,378,458	(243,176,734)
Investor Class
Shares sold	1,775,696,873	158,772,681
Reinvestment of distributions	1,953,184	142,846
Shares redeemed	(1,709,988,753)	(156,733,971)
Net increase (decrease) from capital share transactions	67,661,304	2,181,556
Premier Class
Shares sold	26,594,663,424	23,600,866,008
Reinvestment of distributions	169,379,668	93,464,178
Shares redeemed	(29,462,984,221)	(24,222,314,554)
Net increase (decrease) from capital share transactions	(2,698,941,129)	(527,984,368)
Net increase (decrease) in net assets from beneficial interest transactions	(2,606,801,367)	(768,979,546)
Net increase (decrease) in net assets during the period	(2,606,990,623)	(769,157,823)
Net assets at beginning of period	12,519,573,736	13,288,731,559
NET ASSETS AT END OF PERIOD	$ 9,912,583,113	$ 12,519,573,736
SHARES OF BENEFICIAL INTEREST:
Administration Class(a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Institutional Class(a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Investment Class
Shares sold	1,273,209,693	1,087,056,456
Shares redeemed	(1,248,831,235)	(1,330,233,190)
Net increase (decrease) from share transactions	24,378,458	(243,176,734)
Investor Class
Shares sold	1,775,696,873	158,772,681
Reinvestment of distributions	1,953,184	142,846
Shares redeemed	(1,709,988,753)	(156,733,971)
Net increase (decrease) from share transactions	67,661,304	2,181,556
Premier Class
Shares sold	26,594,663,424	23,600,866,009
Reinvestment of distributions	169,379,668	93,464,178
Shares redeemed	(29,462,984,221)	(24,222,314,554)
Net increase (decrease) from share transactions	(2,698,941,129)	(527,984,367)
(a)	For Administration Class shares and Institutional Class shares, data is for the period July 30, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Administration Class(a)
For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0076
Net realized gain (loss)	(0.0000)(b)
Total from investment operations	0.0076
Distributions to shareholders from:
Net investment income	(0.0076)
Total distributions	(0.0076)
Net asset value, end of period	$ 1.0000
Total return (c)	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(d)
Net investment income (loss)	1.79%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Institutional Class(a)
For the Period 7/31/18* 12/31/18
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0085
Net realized gain (loss)	(0.0000)(b)
Total from investment operations	0.0085
Distributions to shareholders from:
Net investment income	(0.0085)
Net asset value, end of period	$ 1.0000
Total return (c)	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net investment income (loss)	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0138	0.0041	0.0000(b)	0.0000(b)(c)	(0.0010)(c)
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0010
Total from investment operations	0.0138	0.0041	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0138)	(0.0041)	(0.0000)(b)	—	—
Net realized gains	—	(0.0000)(b)	—	—	(0.0000)(b)
Total distributions	(0.0138)	(0.0041)	(0.0000)(b)	—	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.39%	0.41%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$390,735	$366,364	$609,545	$724,683	$741,248
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%	0.47%	0.31%	0.04%	0.05%
Net investment income (loss)	1.37%	0.38%	0.00%(e)	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0165	0.0068	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0165	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0165)	(0.0068)	(0.0001)
Net realized gains	—	(0.0000)	—
Total distributions	(0.0165)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.66%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 97,241	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.18%(e)
Net investment income (loss)	1.70%	0.71%	0.31%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0173	0.0076	0.0019	0.0000(b)(c)	—(c)
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0173	0.0076	0.0019	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)	—
Net realized gains	—	(0.0000)(b)	—	—	(0.0000)(b)
Total distributions	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.74%	0.76%	0.19%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,424,507	$12,123,627	$12,651,785	$10,412,966	$8,338,818
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.04%	0.04%
Net investment income (loss)	1.71%	0.76%	0.19%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	July 31, 2018 July 31, 2018 October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (95.59% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2018, the the Fund’s Administration Class shares and Investment Class shares paid $11 and $340,667, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional, Investor, Administration and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20% and 0.25%, respectively, of the eligible average daily net assets of the Institutional, Investor, Administration and Investment Class shares, respectively. During the period ended December 31, 2018, the Fund’s Institutional, Investor, Administration and Investment Class shares paid SSGA FD $6, $92,038, $42, and $851,668, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$186,048,926	$—	$186,048,926
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 98,313,737	$ —	$ 98,313,737
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional Treasury Money Market Fund	$51,819	$(86,235)	$—	$—	$—	$(34,416)
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

As of December 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Money Market Fund	$86,235	$—
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions
State Street Institutional Treasury Money Market Fund
Investment Class	$ 1,906,983	$ 8,436	$ 1,915,419
Investor Class	158,207	757	158,964
Premier Class	95,956,697	282,657	96,239,354

Undistributed (distribution in excess of) net investment income (loss)			$ 41,267
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Institutional Treasury Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.37%	$1,007.60	$1.58(b)	$1,023.30	$1.89
Institutional Class	0.15	1,008.50	0.64(b)	1,024.40	0.77
Investment Class	0.47	1,008.30	2.38(a)	1,022.80	2.40
Investor Class	0.20	1,009.70	1.01(a)	1,024.20	1.02
Premier Class	0.12	1,010.10	0.61(a)	1,024.60	0.61
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on July 31, 2018.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free) or (ii) on the Fund’s website at www.SSGA.com/cash.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2018
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Treasury Debt	116.6%
Liabilities in Excess of Other Assets	(16.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	52.7%
31 to 60 Days	31.7
61 to 90 Days	7.3
Over 90 Days	24.9
Total	116.6%
Average days to maturity	36
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—116.6%
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	$ 361,050,000	$ 360,688,419
U.S. Treasury Bill (a)	2.175%	01/03/2019	01/03/2019	985,707,000	985,586,623
U.S. Treasury Bill (a)	2.220%	01/10/2019	01/10/2019	381,250,000	381,039,899
U.S. Treasury Bill (a)	2.240%	01/02/2019	01/02/2019	1,271,093,000	1,271,012,746
U.S. Treasury Bill (a)	2.260%	01/15/2019	01/15/2019	148,757,000	148,625,079
U.S. Treasury Bill (a)	2.269%	02/21/2019	02/21/2019	490,753,000	489,135,831
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	158,000,000	157,625,108
U.S. Treasury Bill (a)	2.281%	02/28/2019	02/28/2019	381,508,000	380,076,094
U.S. Treasury Bill (a)	2.285%	01/08/2019	01/08/2019	569,000,000	568,747,732
U.S. Treasury Bill (a)	2.300%	01/24/2019	01/24/2019	100,000,000	99,853,056
U.S. Treasury Bill (a)	2.310%	01/31/2019	01/31/2019	224,000,000	223,569,650
U.S. Treasury Bill (a)	2.315%	01/22/2019	01/22/2019	610,000,000	609,170,930
U.S. Treasury Bill (a)	2.326%	02/14/2019	02/14/2019	100,000,000	99,714,000
U.S. Treasury Bill (a)	2.350%	01/29/2019	01/29/2019	1,039,254,000	1,037,376,101
U.S. Treasury Bill (a)	2.365%	03/07/2019	03/07/2019	200,000,000	199,145,972
U.S. Treasury Bill (a)	2.370%	02/19/2019	02/19/2019	400,000,000	398,709,668
U.S. Treasury Bill (a)	2.375%	03/14/2019	03/14/2019	150,000,000	149,287,500
U.S. Treasury Bill (a)	2.380%	04/11/2019	04/11/2019	108,500,000	107,782,694
U.S. Treasury Bill (a)	2.388%	05/16/2019	05/16/2019	100,000,000	99,104,687
U.S. Treasury Bill (a)	2.390%	02/05/2019	02/05/2019	400,000,000	399,070,556
U.S. Treasury Bill (a)	2.415%	03/28/2019	03/28/2019	400,250,000	397,940,891
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	84,750,000	84,141,672
U.S. Treasury Bill (a)	2.420%	02/26/2019	02/26/2019	423,000,000	421,436,075
U.S. Treasury Bill (a)	2.430%	05/02/2019	05/02/2019	77,000,000	76,371,103
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	500,000,000	496,884,514
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	175,500,000	173,798,554
U.S. Treasury Bill (a)	2.475%	05/30/2019	05/30/2019	97,000,000	96,006,356
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	54,000,000	53,393,640
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	50,000,000	49,390,333
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	108,625,000	107,241,796
U.S. Treasury Note (a)	2.373%	02/28/2019	02/28/2019	69,000,000	68,903,569
U.S. Treasury Note (a)	2.443%	03/31/2019	03/31/2019	22,000,000	21,936,332
U.S. Treasury Note (a)	2.457%	04/15/2019	04/15/2019	49,400,000	49,179,399
U.S. Treasury Note, 3 Month USD MMY(b)	2.481%	01/01/2019	01/31/2020	385,000,000	384,926,880
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.514%	01/01/2019	04/30/2020	335,500,000	335,520,241
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.524%	01/01/2019	07/31/2020	127,200,000	127,236,050
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.529%	01/01/2019	10/31/2019	112,000,000	112,050,548
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.541%	01/01/2019	07/31/2019	150,000,000	150,080,271
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.551%	01/01/2019	04/30/2019	85,800,000	85,809,423
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.621%	01/01/2019	01/31/2019	632,000,000	632,105,982
TOTAL INVESTMENTS –116.6% (c)(d)					12,089,675,974
Liabilities in Excess of Other Assets —(16.6)%					(1,716,707,261)
NET ASSETS –100.0%					$ 10,372,968,713
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,089,675,974
Cash	861
Interest receivable — unaffiliated issuers	8,239,860
Prepaid expenses and other assets	2,829
TOTAL ASSETS	12,097,919,524
LIABILITIES
Payable for investments purchased	1,724,302,385
Advisory and administrator fee payable	408,688
Custody, sub-administration and transfer agent fees payable	187,884
Professional fees payable	42,493
Printing fees payable	8,187
Accrued expenses and other liabilities	1,174
TOTAL LIABILITIES	1,724,950,811
NET ASSETS	$10,372,968,713
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$208,649,848
EXPENSES
Advisory and administrator fee	5,706,564
Custodian, sub-administrator and transfer agent fees	1,426,642
Trustees’ fees and expenses	208,990
Professional fees	159,072
Printing and postage fees	17,176
Insurance expense	56,897
Miscellaneous expenses	7,037
TOTAL EXPENSES	7,582,378
NET INVESTMENT INCOME (LOSS)	$201,067,470
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(90,111)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$200,977,359
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 201,067,470	$ 111,706,631
Net realized gain (loss)	(90,111)	117,892
Net increase (decrease) in net assets resulting from operations	200,977,359	111,824,523
CAPITAL TRANSACTIONS
Contributions	23,045,517,549	20,311,832,604
Withdrawals	(25,879,128,300)	(21,422,356,261)
Net increase (decrease) in net assets from capital transactions	(2,833,610,751)	(1,110,523,657)
Net increase (decrease) in net assets during the period	(2,632,633,392)	(998,699,134)
Net assets at beginning of period	13,005,602,105	14,004,301,239
NET ASSETS AT END OF PERIOD	$ 10,372,968,713	$ 13,005,602,105
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.80%	0.73%	0.25%	(0.04)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,372,969	$13,005,602	$14,004,301	$11,837,128	$10,247,460
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.76%	0.81%	0.25%	(0.03)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Fund were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,010.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSTTRAR1
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$13,826,673,653
Receivable for fund shares sold	11,645
Receivable from Adviser	229,841
Prepaid expenses and other assets	29,925
TOTAL ASSETS	13,826,945,064
LIABILITIES
Payable for fund shares repurchased	1,050,018
Administration fees payable	474,883
Shareholder servicing fee payable	238,738
Distribution fees payable	5,319
Transfer agent fees payable	1,982
Distribution payable	2,180,834
Registration and filing fees payable	187,644
Professional fees payable	18,255
Printing fees payable	12,110
Accrued expenses and other liabilities	14,846
TOTAL LIABILITIES	4,184,629
NET ASSETS	$13,822,760,435
NET ASSETS CONSIST OF:
Paid-in Capital	$13,822,764,686
Total distributable earnings (loss)	(4,251)
NET ASSETS	$13,822,760,435
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 94,553,877
Shares Outstanding	94,554,000
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 69,812,486
Shares Outstanding	69,820,019
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 774,885,158
Shares Outstanding	774,885,789
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 8,402,048,937
Shares Outstanding	8,402,193,665
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 4,481,409,977
Shares Outstanding	4,481,727,976
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$198,775,748
Expenses allocated from affiliated Portfolio	(6,988,017)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	191,787,731
EXPENSES
Administration fees	5,321,372
Shareholder servicing fees
Administration Class	42
Institutional Class	17,751
Investment Class	86,765
Investor Class	204,921
Trust Class	2,878,645
Distribution fees
Administration Class	11
Investment Class	34,706
Custodian fees	408,857
Trustees’ fees and expenses	18,000
Transfer agent fees	40,679
Registration and filing fees	89,280
Professional fees	32,280
Printing fees	20,555
Insurance expense	32,312
Miscellaneous expenses	49,036
TOTAL EXPENSES	9,235,212
Expenses waived/reimbursed by the Adviser	(229,096)
NET EXPENSES	9,006,116
NET INVESTMENT INCOME (LOSS)	$182,781,615
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment allocated from affiliated Portfolio	947
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$182,782,562
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 182,781,615	$ 75,245,620
Net realized gain (loss)	947	(118)
Net increase (decrease) in net assets resulting from operations	182,782,562	75,245,502
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 7):
Administration Class(a)	(378)	—
Institutional Class(a)	(1,201,954)	—
Investment Class	(534,006)	(124,275)
Investor Class	(4,282,357)	(3,103,601)
Premier Class	(92,650,963)	(24,824,924)
Trust Class	(84,114,314)	(47,216,182)
Total distributions to shareholders	(182,783,972)	(75,268,982)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class(a)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Institutional Class(a)
Shares sold	1,512,358,000	—
Shares redeemed	(1,417,804,000)	—
Net increase (decrease) from capital share transactions	94,554,000	—
Investment Class
Shares sold	101,688,338	122,773,989
Reinvestment of distributions	139,542	42,332
Shares redeemed	(51,257,110)	(151,744,767)
Net increase (decrease) from capital share transactions	50,570,770	(28,928,446)
Investor Class
Shares sold	3,566,333,132	1,733,648,542
Reinvestment of distributions	4,277,715	3,103,594
Shares redeemed	(3,124,489,496)	(1,509,448,701)
Net increase (decrease) from capital share transactions	446,121,351	227,303,435
Premier Class
Shares sold	61,825,178,064	18,083,659,927
Reinvestment of distributions	83,017,919	23,475,784
Shares redeemed	(57,506,625,170)	(16,621,895,835)
Net increase (decrease) from capital share transactions	4,401,570,813	1,485,239,876
Trust Class
Shares sold	19,936,338,258	19,763,733,419
Reinvestment of distributions	75,701,491	43,867,549
Shares redeemed	(22,433,895,799)	(20,867,141,421)
Net increase (decrease) from capital share transactions	(2,421,856,050)	(1,059,540,453)
Net increase (decrease) in net assets from beneficial interest transactions	2,571,010,884	624,074,412
Net increase (decrease) in net assets during the period	2,571,009,474	624,050,932
Net assets at beginning of period	11,251,750,961	10,627,700,029
NET ASSETS AT END OF PERIOD	$ 13,822,760,435	$ 11,251,750,961
SHARES OF BENEFICIAL INTEREST:
Administration Class(a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Institutional Class(a)
Shares sold	1,512,358,000	—
Shares redeemed	(1,417,804,000)	—
Net increase (decrease) from share transactions	94,554,000	—
Investment Class
Shares sold	101,688,338	122,773,989
Reinvestment of distributions	139,542	42,332
Shares redeemed	(51,257,110)	(151,744,767)
Net increase (decrease) from share transactions	50,570,770	(28,928,446)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/18	Year Ended 12/31/17
Investor Class
Shares sold	3,566,333,132	$ 1,733,648,542
Reinvestment of distributions	4,277,715	3,103,594
Shares redeemed	(3,124,489,496)	(1,509,448,701)
Net increase (decrease) from share transactions	446,121,351	227,303,435
Premier Class
Shares sold	61,825,178,064	18,083,659,927
Reinvestment of distributions	83,017,919	23,475,784
Shares redeemed	(57,506,625,170)	(16,621,895,835)
Net increase (decrease) from share transactions	4,401,570,813	1,485,239,876
Trust Class
Shares sold	19,936,338,258	19,763,733,419
Reinvestment of distributions	75,701,491	43,867,549
Shares redeemed	(22,433,895,799)	(20,867,141,421)
Net increase (decrease) from share transactions	(2,421,856,050)	(1,059,540,453)
(a)	For Administration Class shares and Institutional Class shares, data is for the period July 30, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONALTREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Administration Class(a)
For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0076
Net realized gain (loss)	—
Total from investment operations	0.0076
Distributions to shareholders from:
Net investment income	(0.0076)
Total distributions	(0.0076)
Net asset value, end of period	$ 1.0000
Total return (b)	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(c)
Net expenses	0.37%(c)
Net investment income (loss)	1.78%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONALTREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Institutional Class(a)
For the Period 7/31/18* 12/31/18
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0085
Net realized gain (loss)	—
Total from investment operations	0.0085
Distributions to shareholders from:
Net investment income	(0.0085)
Total distributions	(0.0085)
Net asset value, end of period	$ 1.0000
Total return (b)	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%(c)
Net expenses	0.15%(c)
Net investment income (loss)	2.04%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONALTREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0139	0.0042	0.0000(b)	0.0000(b)(c)	0.0000(b)(c)
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0139	0.0042	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0139)	(0.0042)	(0.0000)(b)	—	—
Net realized gains	—	(0.0000)(b)	—	—	—
Total distributions	(0.0139)	(0.0042)	(0.0000)(b)	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000	$1.0000
Total return (d)	1.40%	0.42%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 69,812	$ 19,242	$ 48,170	$60,041	$74,781
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.49%	0.49%	0.48%
Net expenses	0.47%	0.47%	0.31%	0.06%	0.05%
Net investment income (loss)	1.54%	0.36%	0.00%(e)	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONALTREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0166	0.0069	0.0004
Net realized gain (loss)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0166	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0166)	(0.0069)	(0.0004)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0166)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.67%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$774,885	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%(d)
Net expenses	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.67%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONALTREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0174	0.0077	0.0019	0.0000(b)(c)	0.0000(b)(c)
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0174	0.0077	0.0019	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)	—
Net realized gains	—	(0.0000)(b)	—	—	—
Total distributions	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.75%	0.77%	0.19%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,402,049	$4,000,478	$2,515,246	$1,684,652	$2,690,959
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.14%	0.14%	0.13%
Net expenses	0.12%	0.12%	0.12%	0.06%	0.05%
Net investment income (loss)	1.80%	0.81%	0.20%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONALTREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0168	0.0071	0.0007
Net realized gain (loss)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0168	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0168)	(0.0071)	(0.0007)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0168)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.69%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,481,410	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%(d)
Net expenses	0.18%	0.18%	0.18%(d)
Net investment income (loss)	1.64%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class Trust Class	July 31, 2018 July 31, 2018 October 24, 2007 October 14, 2016 October 24, 2007 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (79.25% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2019, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Board. For the period ended December 31, 2018, the Adviser waived fees in the amount of $229,096.
Additionally, the Adviser has from time to time historically reduced fees and reimbursed expenses in order to avoid a negative yield. Any such waiver or reimbursement was voluntary. For the period ended December 31, 2018, the Adviser did not voluntarily waive any expenses.
Under the terms of a reimbursement agreement the Fund has agreed to repay SSGA FM up to the amount of fees waived or expenses reduced under the voluntary waiver provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2018, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2020	$ 229,096
12/31/2019	$ 366,047
12/31/2018	$1,116,105
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2018, the Fund's Administration Class shares and Investment Class shares paid $11 and $34,706 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2018, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $42, $17,751 ,$86,765 ,$204,921 and $2,878,645 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$182,783,972	$—	$182,783,972
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 75,268,982	$ —	$ 75,268,982
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional Treasury Plus Money Market Fund	$—	$—	$—	$—	$—	$—
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions
State Street Institutional Treasury Plus Money Market Fund
Investment Class	$ 124,234	$ 41	$ 124,275
Investor Class	3,102,891	710	3,103,601
Premier Class	24,817,816	7,108	24,824,924
Trust Class	47,203,402	12,780	47,216,182
Undistributed Net Investment Income (Loss)			$ (2,723)
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Institutional Treasury Plus Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.37%	$1,007.60	$ 1.57(a)	$1,019.50	$ 1.58(a)
Institutional Class	0.15	1,008.50	0.64(a)	1,020.50	0.64(a)
Investment Class	0.47	1,008.30	2.38(b)	1,022.80	2.40(b)
Investor Class	0.20	1,009.70	1.01(b)	1,024.20	1.02(b)
Premier Class	0.12	1,010.10	0.61(b)	1,024.60	0.61(b)
Trust Class	0.18	1,010.30	0.91(b)	1,024.30	0.92(b)
(a)	Actual period is from commencement of operations on July 31, 2018
(b)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free) or (ii) on the Fund’s website at www.SSGA.com/cash.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2018
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Treasury Debt	54.1%
Treasury Repurchase Agreements	36.4
Other Assets in Excess of Liabilities	9.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	47.4%
31 to 60 Days	12.6
61 to 90 Days	6.5
Over 90 Days	24.0
Total	90.5%
Average days to maturity	27
Weighted average life	83
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—54.1%
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	$ 435,000,000	$ 434,564,534
U.S. Treasury Bill (a)	2.175%	01/03/2019	01/03/2019	600,000,000	599,927,444
U.S. Treasury Bill (a)	2.220%	01/10/2019	01/10/2019	500,000,000	499,723,637
U.S. Treasury Bill (a)	2.269%	02/21/2019	02/21/2019	200,000,000	199,357,258
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	50,000,000	49,883,090
U.S. Treasury Bill (a)	2.281%	02/28/2019	02/28/2019	200,000,000	199,265,011
U.S. Treasury Bill (a)	2.285%	01/08/2019	01/08/2019	375,000,000	374,832,948
U.S. Treasury Bill (a)	2.300%	01/24/2019	01/24/2019	450,000,000	449,338,750
U.S. Treasury Bill (a)	2.310%	01/31/2019	01/31/2019	400,000,000	399,231,558
U.S. Treasury Bill (a)	2.326%	02/14/2019	02/14/2019	225,000,000	224,356,500
U.S. Treasury Bill (a)	2.375%	03/14/2019	03/14/2019	150,000,000	149,287,500
U.S. Treasury Bill (a)	2.380%	04/11/2019	04/11/2019	75,000,000	74,504,167
U.S. Treasury Bill (a)	2.388%	03/21/2019	03/21/2019	400,000,000	397,904,306
U.S. Treasury Bill (a)	2.390%	02/05/2019	02/05/2019	300,000,000	299,302,917
U.S. Treasury Bill (a)	2.415%	03/28/2019	03/28/2019	350,000,000	347,980,792
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	150,000,000	148,923,313
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	400,000,000	397,507,611
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	200,000,000	198,055,389
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	100,000,000	98,877,111
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	150,000,000	148,171,000
U.S. Treasury Bill (a)	2.488%	06/20/2019	06/20/2019	300,000,000	296,478,615
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	50,000,000	49,363,313
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.364%	01/31/2019	10/31/2020	100,000,000	99,840,781
U.S. Treasury Note (a)	2.373%	02/28/2019	02/28/2019	89,000,000	88,875,618
U.S. Treasury Note (a)	2.443%	03/31/2019	03/31/2019	29,000,000	28,916,074
U.S. Treasury Note (a)	2.457%	04/15/2019	04/15/2019	50,000,000	49,776,719
U.S. Treasury Note, 3 Month USD MMY(b)	2.481%	01/02/2019	01/31/2020	763,000,000	762,938,448
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.514%	01/02/2019	04/30/2020	665,800,000	665,834,484
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.524%	01/02/2019	07/31/2020	303,150,000	303,114,561
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.529%	01/02/2019	10/31/2019	246,000,000	246,120,058
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.541%	01/02/2019	07/31/2019	150,000,000	150,080,271
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.551%	01/02/2019	04/30/2019	64,398,000	64,405,183
U.S. Treasury Note (a)	2.553%	05/31/2019	05/31/2019	64,000,000	63,627,515
U.S. Treasury Note (a)	2.589%	06/30/2019	06/30/2019	120,000,000	119,432,568
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	250,000,000	247,516,952
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.621%	01/02/2019	01/31/2019	510,300,000	510,371,224
TOTAL TREASURY DEBT					9,437,687,220
TREASURY REPURCHASE AGREEMENTS—36.4%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bills, 0.000% due 01/03/2019 – 12/05/2019, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2022, and U.S. Treasury Notes, 0.875% – 3.375% due 02/28/2019 – 11/15/2026, valued at $408,066,936); expected proceeds $400,065,556	2.950%	01/02/2019	01/02/2019	400,000,000	400,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $204,000,110); expected proceeds $200,032,778	2.950%	01/02/2019	01/02/2019	200,000,000	200,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and a U.S. Treasury Note, 2.625% - 2.750% due 03/31/2025 - 06/30/2025, valued at $762,960,063); expected proceeds $748,120,512	2.900%	01/02/2019	01/02/2019	$ 748,000,000	$ 748,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 8.750% due 08/15/2020, U.S. Treasury Notes, 2.000% – 2.875% due 08/15/2024 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 05/15/2019 – 08/15/2028, valued at $34,680,000); expected proceeds $34,005,572	2.950%	01/02/2019	01/02/2019	34,000,000	34,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by U.S. Treasury Notes, 1.125% – 2.875% due 12/31/2020 – 12/31/2025, valued at $510,000,078); expected proceeds $500,246,944	2.540%	01/04/2019	01/04/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and U.S. Treasury Notes, 1.250% – 2.375% due 05/31/2019 – 05/15/2027, valued at $31,620,068); expected proceeds $31,005,081	2.950%	01/02/2019	01/02/2019	31,000,000	31,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and a U.S. Treasury Note, 1.375% due 09/30/2019, valued at $397,800,066); expected proceeds $390,063,917	2.950%	01/02/2019	01/02/2019	390,000,000	390,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2018 (collateralized by a U.S. Treasury Note, 2.750% due 05/31/2023, and U.S. Treasury Strips, 0.000% due 08/15/2020 – 05/15/2024, valued at $204,000,000); expected proceeds $200,094,111	2.420%	01/02/2019	01/02/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 02/07/2019, a U.S. Treasury Bond, 5.000% due 05/15/2037, U.S. Treasury Notes, 2.500% – 2.625% due 12/31/2020 – 06/30/2023, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 02/15/2024, valued at $204,000,051); expected proceeds $200,097,222	2.500%	01/07/2019	01/07/2019	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $421,260,012); expected proceeds $413,067,686	2.950%	01/02/2019	01/02/2019	413,000,000	413,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 04/30/2020 – 05/15/2026, valued at $418,200,173); expected proceeds $410,067,195	2.950%	01/02/2019	01/02/2019	410,000,000	410,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 01/15/2023, and a U.S. Treasury Note, 2.000% due 04/30/2024, valued at $256,034,586); expected proceeds $253,190,417 (c)	2.470%	01/02/2019	02/19/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/11/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, valued at $117,300,072); expected proceeds $115,730,250 (c)	2.540%	03/11/2019	03/11/2019	$ 115,000,000	$ 115,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,070); expected proceeds $70,445,900 (c)	2.520%	03/22/2019	03/22/2019	70,000,000	70,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 4.500% due 08/15/2039 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2028 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 07/15/2027, and U.S. Treasury Notes, 1.125% – 3.625% due 04/30/2019 – 02/15/2028, valued at $943,500,086); expected proceeds $925,151,597	2.950%	01/02/2019	01/02/2019	925,000,000	925,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 8.500% due 02/15/2020 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.125% – 2.750% due 03/31/2020 – 11/15/2026, valued at $969,000,069); expected proceeds $950,155,694	2.950%	01/02/2019	01/02/2019	950,000,000	950,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.875% – 2.000% due 02/28/2021 – 08/31/2022, valued at $9,180,056); expected proceeds $9,001,475	2.950%	01/02/2019	01/02/2019	9,000,000	9,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 8.875% due 02/15/2019 – 08/15/2043, and U.S. Treasury Notes, 1.375% – 3.125% due 06/30/2020 – 02/15/2026, valued at $510,083,620); expected proceeds $500,081,944	2.950%	01/02/2019	01/02/2019	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,345,000,000
TOTAL INVESTMENTS –90.5% (d)(e)					15,782,687,220
Other Assets in Excess of Liabilities —9.5%					1,664,577,712
NET ASSETS –100.0%					$ 17,447,264,932
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $435,000,000 or 2.5% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 9,437,687,220
Repurchase agreements, at value and amortized cost	6,345,000,000
Total Investments	15,782,687,220
Cash	2,096,235,721
Interest receivable — unaffiliated issuers	16,261,298
Other Receivable	8,284
Prepaid expenses and other assets	3,336
TOTAL ASSETS	17,895,195,859
LIABILITIES
Payable for investments purchased	446,870,924
Advisory and administrator fee payable	600,485
Custody, sub-administration and transfer agent fees payable	408,558
Professional fees payable	42,493
Printing fees payable	4,815
Accrued expenses and other liabilities	3,652
TOTAL LIABILITIES	447,930,927
NET ASSETS	$17,447,264,932
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$259,702,644
EXPENSES
Advisory and administrator fee	6,965,920
Custodian, sub-administrator and transfer agent fees	2,223,515
Trustees’ fees and expenses	228,467
Professional fees	159,384
Printing and postage fees	8,670
Insurance expense	45,833
TOTAL EXPENSES	9,631,789
NET INVESTMENT INCOME (LOSS)	$250,070,855
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,950
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$250,072,805
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 250,070,855	$ 89,426,187
Net realized gain (loss)	1,950	(118)
Net increase (decrease) in net assets resulting from operations	250,072,805	89,426,069
CAPITAL TRANSACTIONS
Contributions	39,817,102,235	28,396,151,811
Withdrawals	(36,800,190,630)	(24,934,249,332)
Net increase (decrease) in net assets from capital transactions	3,016,911,605	3,461,902,479
Net increase (decrease) in net assets during the period	3,266,984,410	3,551,328,548
Net assets at beginning of period	14,180,280,522	10,628,951,974
NET ASSETS AT END OF PERIOD	$ 17,447,264,932	$ 14,180,280,522
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.82%	0.82%	0.23%	(0.01)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,447,265	$14,180,281	$10,628,952	$1,744,814	$2,765,530
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.79%	0.84%	0.27%	(0.01)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $6,345,000,000 and associated collateral equal to $6,473,086,116.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Plus Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,011.40	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
19

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
STTTPAR1
00215114
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$3,620,590,224
Receivable from Adviser	192,899
Prepaid expenses and other assets	9,956
TOTAL ASSETS	3,620,793,079
LIABILITIES
Administration fees payable	131,003
Transfer agent fees payable	8,223
Distribution payable	34,212
Registration and filing fees payable	17,570
Professional fees payable	18,261
Printing fees payable	13,822
Accrued expenses and other liabilities	717
TOTAL LIABILITIES	223,808
NET ASSETS	$3,620,569,271
NET ASSETS CONSIST OF:
Paid-in Capital	$3,620,568,268
Total distributable earnings (loss)	1,003
NET ASSETS	$3,620,569,271
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	3,620,568,268
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	60,926,877
Expenses allocated from affiliated Portfolio	(2,161,736)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	58,765,141
EXPENSES
Administration fees	1,643,013
Custodian fees	142,823
Trustees’ fees and expenses	18,000
Transfer agent fees	144
Registration and filing fees	162,206
Professional fees and expenses	32,431
Printing fees	29,018
Insurance expense	9,956
Miscellaneous expenses	12,341
TOTAL EXPENSES	2,049,932
Expenses waived/reimbursed by the Adviser	(1,582,846)
NET EXPENSES	467,086
NET INVESTMENT INCOME (LOSS)	$58,298,055
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment allocated from affiliated Portfolio	1,003
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$58,299,058
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	For the Period 10/05/17 * - 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 58,298,055	$ 4,483,301
Net realized gain (loss)	1,003	—
Net increase (decrease) in net assets resulting from operations	58,299,058	4,483,301
Distributions to shareholders (Note 7)	(58,298,055)	(4,483,301)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,325,956,321	3,047,322,418
Reinvestment of distributions	57,954,475	4,437,486
Cost of shares redeemed	(5,689,704,933)	(125,397,499)
Net increase (decrease) from share transactions	694,205,863	2,926,362,405
Net increase (decrease) in net assets during the period	694,206,866	2,926,362,405
Net assets at beginning of period	2,926,362,405	—
NET ASSETS AT END OF PERIOD	$ 3,620,569,271	$2,926,362,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,325,956,321	3,047,322,418
Reinvestment of distributions	57,954,475	4,437,486
Shares redeemed	(5,689,704,933)	(125,397,499)
Net increase (decrease) from share transactions	694,205,863	2,926,362,405
*	Inception date.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18(a)	For the Period 10/5/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0178	0.0025
Total from investment operations	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0178)	(0.0025)
Total distributions	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (b)	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.13%	0.16%(c)
Net expenses	0.08%	0.08%(c)
Net investment income (loss)	1.77%	1.08%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (20.75% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2018, the Adviser waived fees in the amount of $925,641.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis — this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2018, the Adviser voluntarily waived expenses in the amount of $657,205.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$58,298,055	$—	$58,298,055
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 4,483,301	$ —	$ 4,483,301
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Treasury Obligations Money Market Fund	$1,003	$—	$—	$—	$—	$1,003
As of December 31, 2018, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Institutional Treasury Obligations Money Market Fund	$ 4,483,301	$ -	$ 4,483,301	$ -
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Treasury Obligations Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2018, and the related statement of operations for the year the ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from October 5, 2017 (commencement of operations) to December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from October 5, 2017 (commencement of operations) to December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,010.30	$0.41	$1,024.80	$0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free) or (ii) on the Fund’s website at www.SSGA.com/cash.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-877-521-4083.
17

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2018
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2018

% of Net Assets
Treasury Debt	54.1%
Treasury Repurchase Agreements	36.4
Other Assets in Excess of Liabilities	9.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2018

% of Net Assets
2 to 30 Days	47.4%
31 to 60 Days	12.6
61 to 90 Days	6.5
Over 90 Days	24.0
Total	90.5%
Average days to maturity	27
Weighted average life	83
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—54.1%
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	$ 435,000,000	$ 434,564,534
U.S. Treasury Bill (a)	2.175%	01/03/2019	01/03/2019	600,000,000	599,927,444
U.S. Treasury Bill (a)	2.220%	01/10/2019	01/10/2019	500,000,000	499,723,637
U.S. Treasury Bill (a)	2.269%	02/21/2019	02/21/2019	200,000,000	199,357,258
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	50,000,000	49,883,090
U.S. Treasury Bill (a)	2.281%	02/28/2019	02/28/2019	200,000,000	199,265,011
U.S. Treasury Bill (a)	2.285%	01/08/2019	01/08/2019	375,000,000	374,832,948
U.S. Treasury Bill (a)	2.300%	01/24/2019	01/24/2019	450,000,000	449,338,750
U.S. Treasury Bill (a)	2.310%	01/31/2019	01/31/2019	400,000,000	399,231,558
U.S. Treasury Bill (a)	2.326%	02/14/2019	02/14/2019	225,000,000	224,356,500
U.S. Treasury Bill (a)	2.375%	03/14/2019	03/14/2019	150,000,000	149,287,500
U.S. Treasury Bill (a)	2.380%	04/11/2019	04/11/2019	75,000,000	74,504,167
U.S. Treasury Bill (a)	2.388%	03/21/2019	03/21/2019	400,000,000	397,904,306
U.S. Treasury Bill (a)	2.390%	02/05/2019	02/05/2019	300,000,000	299,302,917
U.S. Treasury Bill (a)	2.415%	03/28/2019	03/28/2019	350,000,000	347,980,792
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	150,000,000	148,923,313
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	400,000,000	397,507,611
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	200,000,000	198,055,389
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	100,000,000	98,877,111
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	150,000,000	148,171,000
U.S. Treasury Bill (a)	2.488%	06/20/2019	06/20/2019	300,000,000	296,478,615
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	50,000,000	49,363,313
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.364%	01/31/2019	10/31/2020	100,000,000	99,840,781
U.S. Treasury Note (a)	2.373%	02/28/2019	02/28/2019	89,000,000	88,875,618
U.S. Treasury Note (a)	2.443%	03/31/2019	03/31/2019	29,000,000	28,916,074
U.S. Treasury Note (a)	2.457%	04/15/2019	04/15/2019	50,000,000	49,776,719
U.S. Treasury Note, 3 Month USD MMY(b)	2.481%	01/02/2019	01/31/2020	763,000,000	762,938,448
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.514%	01/02/2019	04/30/2020	665,800,000	665,834,484
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.524%	01/02/2019	07/31/2020	303,150,000	303,114,561
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.529%	01/02/2019	10/31/2019	246,000,000	246,120,058
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.541%	01/02/2019	07/31/2019	150,000,000	150,080,271
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.551%	01/02/2019	04/30/2019	64,398,000	64,405,183
U.S. Treasury Note (a)	2.553%	05/31/2019	05/31/2019	64,000,000	63,627,515
U.S. Treasury Note (a)	2.589%	06/30/2019	06/30/2019	120,000,000	119,432,568
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	250,000,000	247,516,952
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.621%	01/02/2019	01/31/2019	510,300,000	510,371,224
TOTAL TREASURY DEBT					9,437,687,220
TREASURY REPURCHASE AGREEMENTS—36.4%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bills, 0.000% due 01/03/2019 – 12/05/2019, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2022, and U.S. Treasury Notes, 0.875% – 3.375% due 02/28/2019 – 11/15/2026, valued at $408,066,936); expected proceeds $400,065,556	2.950%	01/02/2019	01/02/2019	400,000,000	400,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $204,000,110); expected proceeds $200,032,778	2.950%	01/02/2019	01/02/2019	200,000,000	200,000,000
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and a U.S. Treasury Note, 2.625% - 2.750% due 03/31/2025 - 06/30/2025, valued at $762,960,063); expected proceeds $748,120,512	2.900%	01/02/2019	01/02/2019	$ 748,000,000	$ 748,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 8.750% due 08/15/2020, U.S. Treasury Notes, 2.000% – 2.875% due 08/15/2024 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 05/15/2019 – 08/15/2028, valued at $34,680,000); expected proceeds $34,005,572	2.950%	01/02/2019	01/02/2019	34,000,000	34,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by U.S. Treasury Notes, 1.125% – 2.875% due 12/31/2020 – 12/31/2025, valued at $510,000,078); expected proceeds $500,246,944	2.540%	01/04/2019	01/04/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and U.S. Treasury Notes, 1.250% – 2.375% due 05/31/2019 – 05/15/2027, valued at $31,620,068); expected proceeds $31,005,081	2.950%	01/02/2019	01/02/2019	31,000,000	31,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and a U.S. Treasury Note, 1.375% due 09/30/2019, valued at $397,800,066); expected proceeds $390,063,917	2.950%	01/02/2019	01/02/2019	390,000,000	390,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2018 (collateralized by a U.S. Treasury Note, 2.750% due 05/31/2023, and U.S. Treasury Strips, 0.000% due 08/15/2020 – 05/15/2024, valued at $204,000,000); expected proceeds $200,094,111	2.420%	01/02/2019	01/02/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 02/07/2019, a U.S. Treasury Bond, 5.000% due 05/15/2037, U.S. Treasury Notes, 2.500% – 2.625% due 12/31/2020 – 06/30/2023, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 02/15/2024, valued at $204,000,051); expected proceeds $200,097,222	2.500%	01/07/2019	01/07/2019	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $421,260,012); expected proceeds $413,067,686	2.950%	01/02/2019	01/02/2019	413,000,000	413,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 04/30/2020 – 05/15/2026, valued at $418,200,173); expected proceeds $410,067,195	2.950%	01/02/2019	01/02/2019	410,000,000	410,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 01/15/2023, and a U.S. Treasury Note, 2.000% due 04/30/2024, valued at $256,034,586); expected proceeds $253,190,417 (c)	2.470%	01/02/2019	02/19/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/11/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, valued at $117,300,072); expected proceeds $115,730,250 (c)	2.540%	03/11/2019	03/11/2019	$ 115,000,000	$ 115,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,070); expected proceeds $70,445,900 (c)	2.520%	03/22/2019	03/22/2019	70,000,000	70,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 4.500% due 08/15/2039 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2028 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 07/15/2027, and U.S. Treasury Notes, 1.125% – 3.625% due 04/30/2019 – 02/15/2028, valued at $943,500,086); expected proceeds $925,151,597	2.950%	01/02/2019	01/02/2019	925,000,000	925,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 8.500% due 02/15/2020 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.125% – 2.750% due 03/31/2020 – 11/15/2026, valued at $969,000,069); expected proceeds $950,155,694	2.950%	01/02/2019	01/02/2019	950,000,000	950,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.875% – 2.000% due 02/28/2021 – 08/31/2022, valued at $9,180,056); expected proceeds $9,001,475	2.950%	01/02/2019	01/02/2019	9,000,000	9,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 8.875% due 02/15/2019 – 08/15/2043, and U.S. Treasury Notes, 1.375% – 3.125% due 06/30/2020 – 02/15/2026, valued at $510,083,620); expected proceeds $500,081,944	2.950%	01/02/2019	01/02/2019	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,345,000,000
TOTAL INVESTMENTS –90.5% (d)(e)					15,782,687,220
Other Assets in Excess of Liabilities —9.5%					1,664,577,712
NET ASSETS –100.0%					$ 17,447,264,932
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $435,000,000 or 2.5% of net assets as of December 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 9,437,687,220
Repurchase agreements, at value and amortized cost	6,345,000,000
Total Investments	15,782,687,220
Cash	2,096,235,721
Interest receivable — unaffiliated issuers	16,261,298
Other Receivable	8,284
Prepaid expenses and other assets	3,336
TOTAL ASSETS	17,895,195,859
LIABILITIES
Payable for investments purchased	446,870,924
Advisory and administrator fee payable	600,485
Custody, sub-administration and transfer agent fees payable	408,558
Professional fees payable	42,493
Printing fees payable	4,815
Accrued expenses and other liabilities	3,652
TOTAL LIABILITIES	447,930,927
NET ASSETS	$17,447,264,932
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$259,702,644
EXPENSES
Advisory and administrator fee	6,965,920
Custodian, sub-administrator and transfer agent fees	2,223,515
Trustees’ fees and expenses	228,467
Professional fees	159,384
Printing and postage fees	8,670
Insurance expense	45,833
TOTAL EXPENSES	9,631,789
NET INVESTMENT INCOME (LOSS)	$250,070,855
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,950
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$250,072,805
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 250,070,855	$ 89,426,187
Net realized gain (loss)	1,950	(118)
Net increase (decrease) in net assets resulting from operations	250,072,805	89,426,069
CAPITAL TRANSACTIONS
Contributions	39,817,102,235	28,396,151,811
Withdrawals	(36,800,190,630)	(24,934,249,332)
Net increase (decrease) in net assets from capital transactions	3,016,911,605	3,461,902,479
Net increase (decrease) in net assets during the period	3,266,984,410	3,551,328,548
Net assets at beginning of period	14,180,280,522	10,628,951,974
NET ASSETS AT END OF PERIOD	$ 17,447,264,932	$ 14,180,280,522
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.82%	0.82%	0.23%	(0.01)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,447,265	$14,180,281	$10,628,952	$1,744,814	$2,765,530
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.79%	0.84%	0.27%	(0.01)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
9

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2018, the Portfolio had invested in repurchase agreements with the gross values of $6,345,000,000 and associated collateral equal to $6,473,086,116.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
10

STATE STREET MASTER FUNDS
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm
To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Plus Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,011.40	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
19

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITTROBAR
00227375
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET AGGREGATE BOND INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Aggregate Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio. As a result, the Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –0.10%, and the Index was 0.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security selection, and market effect contributed to the difference between the Fund’s performance and that of the Index.
Federal Reserve rate hikes, fiscal policy expectation and asset selection were the primary drivers of Fund performance during the Reporting Period. The Fund’s performance delivered within the tracking error expectation. Over the course of 2018 the U.S. treasury curve flattened (long term yields fell more than short term yields) as the Federal Reserve raised rates four times over the course of the year. The Fund’s performance benefited from the drop in U.S. treasury yields at the end of the year but the deterioration in credit spreads negatively impacted the Fund’s performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Aggregate Bond Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Aggregate Bond Index Fund Class A	(0.39%)	1.55%
State Street Aggregate Bond Index Fund Class I	(0.20%)	1.83%
State Street Aggregate Bond Index Fund Class K	(0.10%)	1.86%
Bloomberg Barclays U.S. Aggregate Index(1)	0.01%	2.05%

*	Inception date is September 19, 2014.
(1)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Global Equity ex-U.S. Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Fund’s benchmark is the MSCI ACWI ex-USA Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global Equity ex-U.S. Index Portfolio (the “Portfolio”). As a result, the Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –14.03%, and the Index was –14.20% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, cumulative effect of security misweights, and dividend tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
The Fund’s performance was negative in 2018 in every quarter but Q3. Emerging markets slightly underperformed developed markets in 2018. The Fund’s negative performance was driven by a global trade war, a weakening global economy and political unrest in Europe over Brexit. In the first calendar quarter of the 2018, positive factors such as tax cuts in the U.S., progress in talks between North and South Korea and good macro and earnings data were offset by a global trade war, an increase in rates by the Fed, inflation fears and increased volatility. The negative performance in the second calendar quarter of 2018 was driven by geopolitical concerns (Russia, Iran, North Korea), global trade (U.S. and China, U.S. and EU) and more hawkish stances by the U.S. and UK central banks. The Fund’s performance in the third calendar quarter was slightly positive as a result of stronger earnings and macro data, but performance was hurt by continued uncertainty around Brexit, political unrest in the U.S. and hawkish tones from the Fed. The Fund’s negative performance in the fourth quarter continued to slide down based on similar themes from earlier in the year: a weakening global economy, trade wars, political unrest and inflationary concerns. Positive performance from a new NAFTA deal were offset by worries over the Italian budget, ongoing U.S.-China hostilities, the looming Brexit deadline, concerns over global growth (Chinese retail sales and industrial production, Australian unemployment, French GDP) and the partial U.S. government shutdown.
All sectors had negative performance in 2018 with Financials, Consumer Discretionary and Industrials being the primary negative drivers of the Fund’s performance during the Reporting Period. On a country basis, Japan, the United Kingdom and China were the main negative drivers of the Fund’s performance.
The Fund used futures in order to obtain market exposure for cash balances during the Reporting Period. The Fund’s use of futures helped the Fund track the Index performance.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were GlaxoSmithKline, Sky Limited and AstraZeneca. The top negative contributors to the Fund’s performance during the Reporting Period were British American Tobacco, Tencent Holdings, and Samsung Electronics.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

State Street Global Equity ex-U.S. Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Global Equity ex-U.S. Index Fund Class A	(14.38%)	(0.42%)
State Street Global Equity ex-U.S. Index Fund Class I	(14.18%)	(0.18%)
State Street Global Equity ex-U.S. Index Fund Class K	(14.03%)	(0.10%)
MSCI ACWI ex-USA Index(1)	(14.20%)	0.00%

*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
4

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Small/Mid Cap Equity Index Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio (the “Portfolio”). As a result, the Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –9.03%, and the Index was –9.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund, futures, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
Global markets ushered in 2018 with relatively flat performance in the Index. In U.S. equity markets, an aggressive selloff in the technology sector in March punctuated a volatile first quarter that witnessed sharp reversals in leadership as the quarter progressed. January, in many respects, looked to be an extension of 2017, with both large cap and growth stocks leading the way. February, in contrast, saw a return of volatility that persisted through the end of the quarter.
In the second quarter, the Index managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter. With less international exposure to potential counter tariffs than large capitalization stocks, small cap stocks extended year to date gains over large cap stocks.
Heading into the third quarter of 2018, tailwinds behind earnings for mid and small cap companies were even stronger with earnings per share (EPS) growth of approximately 26% and 46%, respectively. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. Small cap stocks, which had been solidly outperforming since the volatility spike in February, found a relatively more challenging environment in the 3rd quarter. Both mid and small cap firms started to show some signs of relative and absolute weakness in the middle of September as the U.S. 10 Year tested approximately 3% – a notice to investors that while smaller companies may be insulated from some external risks, they are still susceptible to higher financing costs.
In what is usually a seasonally favorable period, U.S. equities exhibited their worst quarterly performance since 2011 in the fourth quarter of 2018 when the market was facing debt ceiling negotiations and a credit rating downgrade from Standard & Poor’s. Volatility prevailed during the entirety of the quarter, particularly in October and December. Both months started out with building optimism, based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies, stifled those short-lived rallies and sent the Index down approximately 17.9% for the quarter. This market deterioration occurred even as third quarter earnings were displaying continued strength.
The Fund used futures in order to expose cash and dividends to the market during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Twitter Inc., Workday Inc., Class Amm and ABIOMED, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Owens Corning, Adient plc, and NXP Semiconductors NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Small/Mid Cap Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Small/Mid Cap Equity Index Fund Class A	(9.35%)	6.21%
State Street Small/Mid Cap Equity Index Fund Class I	(9.07%)	6.50%
State Street Small/Mid Cap Equity Index Fund Class K	(9.03%)	4.72%
Russell Small Cap Completeness Index(1)	(9.21%)	4.77%

*	Inception date is October 16, 2015 for Class A and Class I and inception date is August 12, 2015 for Class K and the date used for the Russell Small Cap Completeness Index return.
(1)	The Russell Small Cap Completeness Index is a float-adjusted, market capitalization index which measures the performance of the Russell 3000® Index companies excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$139,525,537	$437,280,240	$52,499,485
Cash	12	10	—
Receivable for investments sold	308,239	—	—
Receivable for fund shares sold	151,521	26,466,516	313,918
Receivable from Adviser	46,929	110,829	33,037
Prepaid expenses and other assets	323	1,317	93
TOTAL ASSETS	140,032,561	463,858,912	52,846,533
LIABILITIES
Payable for investments purchased	—	26,170,021	185,249
Payable for fund shares repurchased	455,123	292,001	124,169
Advisory fee payable	2,923	21,289	1,359
Custodian fees payable	3,072	3,069	3,069
Administration fees payable	5,848	17,742	2,266
Distribution fees payable	217	698	1,909
Transfer agent fees payable	7,493	7,821	382
Sub-transfer agent fee payable	147	335	149
Registration and filing fees payable	170	90	81
Professional fees payable	21,916	21,916	21,317
Printing and postage fees payable	—	4,237	—
TOTAL LIABILITIES	496,909	26,539,219	339,950
NET ASSETS	$139,535,652	$437,319,693	$52,506,583
NET ASSETS CONSIST OF:
Paid-in Capital	$143,482,953	$478,342,720	$59,401,043
Total distributable earnings (loss)	(3,947,301)	(41,023,027)	(6,894,460)
NET ASSETS	$139,535,652	$437,319,693	$52,506,583
Class A
Net Assets	$ 1,120,857	$ 3,598,804	$ 9,273,752
Shares Outstanding	117,374	425,551	885,599
Net asset value, offering and redemption price per share	$ 9.55	$ 8.46	$ 10.47
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 9.92	$ 8.93	$ 11.05
Class I
Net Assets	$ 10,597,760	$ 635,163	$ 5,037,979
Shares Outstanding	1,109,176	75,035	480,941
Net asset value, offering and redemption price per share	$ 9.55	$ 8.46	$ 10.48
Class K
Net Assets	$127,817,035	$433,085,726	$38,194,852
Shares Outstanding	13,386,778	51,124,285	3,645,763
Net asset value, offering and redemption price per share	$ 9.55	$ 8.47	$ 10.48
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$142,672,836	$476,211,784	$61,808,185
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2018

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 226	$ 17	$ —
Dividend income from corresponding affiliated Portfolio	3,365,671	12,076,046	879,406
TOTAL INVESTMENT INCOME (LOSS)	3,365,897	12,076,063	879,406
EXPENSES
Advisory fee	33,408	276,516	11,119
Administration fees	63,560	317,079	22,893
Sub-transfer agent fee
Class A	167	3,256	525
Class I	3	2,445	1,766
Distribution fees
Class A	1,490	5,968	12,621
Custodian fees	32,917	32,839	32,849
Trustees’ fees and expenses	17,998	17,998	18,000
Transfer agent fees	73,081	74,541	21,792
Registration and filing fees	48,280	53,049	45,529
Professional fees and expenses	44,474	44,473	46,970
Printing and postage fees	5,149	9,312	6,139
Insurance expense	346	1,405	96
TOTAL EXPENSES	320,873	838,881	220,299
Expenses waived/reimbursed by the Adviser	(268,580)	(616,541)	(192,034)
NET EXPENSES	52,293	222,340	28,265
NET INVESTMENT INCOME (LOSS)	$ 3,313,604	$ 11,853,723	$ 851,141
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(716,389)	7,621,530	706,509
Capital gain distributions from corresponding affiliated Portfolio	—	48,927	2,257,949
Net realized gain (loss)	(716,389)	7,670,457	2,964,458
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	(2,180,624)	(87,372,839)	(11,405,264)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,897,013)	(79,702,382)	(8,440,806)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 416,591	$(67,848,659)	$ (7,589,665)
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,313,604	$ 2,421,571	$ 11,853,723	$ 10,952,537	$ 851,141	$ 274,447
Net realized gain (loss)	(716,389)	(123,311)	7,670,457	20,186,716	2,964,458	1,367,126
Net change in unrealized appreciation/depreciation	(2,180,624)	847,638	(87,372,839)	50,094,878	(11,405,264)	1,339,927
Net increase (decrease) in net assets resulting from operations	416,591	3,145,898	(67,848,659)	81,234,131	(7,589,665)	2,981,500
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 12):
Class A	(15,298)	(3,213)	(239,408)	(35,397)	(291,904)	(49,508)
Class I	(292,330)	(279,339)	(61,342)	(39,334)	(180,583)	(216,226)
Class K	(3,009,769)	(2,229,646)	(31,433,325)	(17,959,892)	(1,357,502)	(985,478)
Total distributions to shareholders	(3,317,397)	(2,512,198)	(31,734,075)	(18,034,623)	(1,829,989)	(1,251,212)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	956,614	279,238	3,431,591	964,577	11,154,832	985,177
Reinvestment of distributions	15,113	2,143	239,408	35,397	291,840	42,820
Cost of shares redeemed	(185,045)	(153,080)	(258,352)	(2,022,178)	(1,528,358)	(145,350)
Net increase (decrease) from capital share transactions	786,682	128,301	3,412,647	(1,022,204)	9,918,314	882,647
Class I
Proceeds from sale of shares sold	1,295,351	2,050,309	27,666	676,051	1,881,040	4,032,197
Reinvestment of distributions	102,198	85,288	61,342	39,333	180,583	216,225
Cost of shares redeemed	(1,294,529)	(3,817,467)	(246,039)	(413,077)	(362,509)	(440,293)
Net increase (decrease) from capital share transactions	103,020	(1,681,870)	(157,031)	302,307	1,699,114	3,808,129
Class K
Proceeds from sale of shares sold	46,337,876	39,320,634	97,730,912	299,071,533	28,553,804	8,509,161
Reinvestment of distributions	3,009,769	2,209,176	31,214,470	16,548,709	1,332,147	940,462
Cost of shares redeemed	(16,266,407)	(21,154,747)	(53,791,160)	(143,968,371)	(3,449,083)	(6,508,163)
Net increase (decrease) from capital share transactions	33,081,238	20,375,063	75,154,222	171,651,871	26,436,868	2,941,460
Net increase (decrease) in net assets from beneficial interest transactions	33,970,940	18,821,494	78,409,838	170,931,974	38,054,296	7,632,236
Net increase (decrease) in net assets during the period	31,070,134	19,455,194	(21,172,896)	234,131,482	28,634,642	9,362,524
Net assets at beginning of period	108,465,518	89,010,324	458,492,589	224,361,107	23,871,941	14,509,417
NET ASSETS AT END OF PERIOD	$139,535,652	$108,465,518	$437,319,693	$ 458,492,589	$ 52,506,583	$23,871,941
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	$ 100,646	$ 28,379	$ 336,001	$ 92,268	$ 897,673	$ 80,265
Reinvestment of distributions	1,594	218	28,604	3,355	28,251	3,574
Shares redeemed	(19,456)	(15,694)	(25,912)	(187,618)	(123,003)	(11,836)
Net increase (decrease) from share transactions	82,784	12,903	338,693	(91,995)	802,921	72,003
Class I
Shares sold	136,002	208,151	2,568	71,898	148,991	337,993
Reinvestment of distributions	10,740	8,660	7,321	3,728	17,481	18,049
Shares redeemed	(135,738)	(385,999)	(28,500)	(39,309)	(31,541)	(37,895)
Net increase (decrease) from share transactions	11,004	(169,188)	(18,611)	36,317	134,931	318,147
Class K
Shares sold	4,879,259	3,978,064	9,921,926	29,446,359	2,229,951	751,517
Reinvestment of distributions	316,549	224,438	3,720,438	1,567,113	128,959	78,503
Shares redeemed	(1,704,883)	(2,142,554)	(5,266,494)	(13,697,753)	(281,909)	(582,563)
Net increase (decrease) from share transactions	3,490,925	2,059,948	8,375,870	17,315,719	2,077,001	247,457
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.82	$ 9.75	$ 9.75	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.21	0.16	0.21	0.02
Net realized and unrealized gain (loss)	(0.30)	0.08	0.03	(0.18)	0.16
Total from investment operations	(0.04)	0.29	0.19	0.03	0.18
Distributions to shareholders from:
Net investment income	(0.23)	(0.21)	(0.18)	(0.26)	(0.04)
Net realized gains	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.23)	(0.22)	(0.19)	(0.42)	(0.04)
Net asset value, end of period	$ 9.55	$ 9.82	$ 9.75	$ 9.75	$10.14
Total return (b)	(0.39)%	2.93%	1.91%	0.35%	1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,121	$ 340	$ 211	$ 184	$ 51
Ratios to Average Net Assets:
Total expenses (c)	0.55%	0.58%	0.67%	0.66%	0.91%(d)
Net expenses (c)	0.31%	0.40%	0.40%	0.31%	0.52%(d)
Net investment income (loss)	2.74%	2.11%	1.65%	2.11%	0.58%(d)
Portfolio turnover rate (e)	90%	99%	194%	62%(f)	16%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.84	$ 9.76	$ 9.74	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.23	0.18	0.20	0.08
Net realized and unrealized gain (loss)	(0.29)	0.09	0.06	(0.14)	0.09
Total from investment operations	(0.02)	0.32	0.24	0.06	0.17
Distributions to shareholders from:
Net investment income	(0.27)	(0.23)	(0.21)	(0.29)	(0.04)
Net realized gains	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.27)	(0.24)	(0.22)	(0.45)	(0.04)
Net asset value, end of period	$ 9.55	$ 9.84	$ 9.76	$ 9.74	$10.13
Total return (b)	(0.20)%	3.29%	2.37%	0.60%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,598	$10,807	$12,370	$4,508	$4,484
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.26%	0.33%	0.41%	0.88%(d)
Net expenses (c)	0.04%	0.08%	0.06%	0.06%	0.28%(d)
Net investment income (loss)	2.78%	2.30%	1.83%	1.95%	2.91%(d)
Portfolio turnover rate (e)	90%	99%	194%	62%(f)	16%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.83	$ 9.75	$ 9.74	$ 10.14	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.23	0.20	0.20	0.04
Net realized and unrealized gain (loss)	(0.28)	0.09	0.03	(0.15)	0.15
Total from investment operations	(0.01)	0.32	0.23	0.05	0.19
Distributions to shareholders from:
Net investment income	(0.27)	(0.23)	(0.21)	(0.29)	(0.05)
Net realized gains	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.27)	(0.24)	(0.22)	(0.45)	(0.05)
Net asset value, end of period	$ 9.55	$ 9.83	$ 9.75	$ 9.74	$ 10.14
Total return (b)	(0.10)%	3.30%	2.27%	0.54%	1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$127,817	$97,318	$76,429	$49,641	$70,950
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.26%	0.33%	0.41%	0.50%(d)
Net expenses (c)	0.04%	0.08%	0.06%	0.06%	0.09%(d)
Net investment income (loss)	2.83%	2.37%	1.98%	1.88%	1.33%(d)
Portfolio turnover rate (e)	90%	99%	194%	62%(f)	16%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 10.67	$ 8.74	$ 8.45	$ 9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.08	0.31	0.15	0.04
Net realized and unrealized gain (loss)	(1.90)	2.25	0.09	(0.71)	(0.83)
Total from investment operations	(1.54)	2.33	0.40	(0.56)	(0.79)
Distributions to shareholders from:
Net investment income	(0.23)	(0.26)	(0.11)	(0.16)	(0.04)
Net realized gains	(0.44)	(0.14)	—	—	—
Total distributions	(0.67)	(0.40)	(0.11)	(0.16)	(0.04)
Net asset value, end of period	$ 8.46	$10.67	$ 8.74	$ 8.45	$ 9.17
Total return (b)	(14.38)%	26.68%	4.75%	(6.17)%	(7.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,599	$ 927	$1,564	$ 42	$ 46
Ratios to Average Net Assets:
Total expenses (c)	0.57%	0.53%	0.58%	0.70%	1.17%(d)
Net expenses (c)	0.42%	0.44%	0.42%	0.32%	0.60%(d)
Net investment income (loss)	3.59%	0.79%	3.51%	1.64%	1.55%(d)
Portfolio turnover rate (e)	4%	2%	8%	3%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 10.67	$ 8.74	$ 8.45	$ 9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.21	0.17	0.18	0.05
Net realized and unrealized gain (loss)	(1.76)	2.14	0.25	(0.72)	(0.83)
Total from investment operations	(1.53)	2.35	0.42	(0.54)	(0.78)
Distributions to shareholders from:
Net investment income	(0.24)	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	(0.44)	(0.14)	—	—	—
Total distributions	(0.68)	(0.42)	(0.13)	(0.18)	(0.05)
Net asset value, end of period	$ 8.46	$10.67	$ 8.74	$ 8.45	$ 9.17
Total return (b)	(14.18)%	27.00%	5.02%	(5.94)%	(7.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 635	$ 999	$ 501	$ 42	$ 46
Ratios to Average Net Assets:
Total expenses (c)	0.43%	0.23%	0.32%	0.45%	0.92%(d)
Net expenses (c)	0.30%	0.15%	0.16%	0.06%	0.35%(d)
Net investment income (loss)	2.27%	2.12%	2.01%	1.89%	1.81%(d)
Portfolio turnover rate (e)	4%	2%	8%	3%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 10.68	$ 8.74	$ 8.45	$ 9.17	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.32	0.20	0.24	0.05
Net realized and unrealized gain (loss)	(1.77)	2.04	0.22	(0.78)	(0.83)
Total from investment operations	(1.51)	2.36	0.42	(0.54)	(0.78)
Distributions to shareholders from:
Net investment income	(0.26)	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	(0.44)	(0.14)	—	—	—
Total distributions	(0.70)	(0.42)	(0.13)	(0.18)	(0.05)
Net asset value, end of period	$ 8.47	$ 10.68	$ 8.74	$ 8.45	$ 9.17
Total return (b)	(14.03)%	27.11%	5.02%	(5.94)%	(7.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$433,086	$456,567	$222,297	$57,219	$40,800
Ratios to Average Net Assets:
Total expenses (c)	0.18%	0.18%	0.23%	0.45%	0.73%(d)
Net expenses (c)	0.05%	0.10%	0.07%	0.06%	0.15%(d)
Net investment income (loss)	2.57%	3.16%	2.28%	2.59%	2.00%(d)
Portfolio turnover rate (e)	4%	2%	8%	3%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.53	0.07	0.05
Net realized and unrealized gain (loss)	(1.45)	1.37	1.41	(0.69)
Total from investment operations	(1.13)	1.90	1.48	(0.64)
Distributions to shareholders from:
Net investment income	(0.15)	(0.25)	(0.11)	(0.06)
Net realized gains	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	(0.35)	(0.62)	(0.11)	(0.06)
Net asset value, end of period	$10.47	$11.95	$10.67	$ 9.30
Total return (c)	(9.35)%	17.87%	15.67%	(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,274	$ 988	$ 114	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.80%	1.10%	2.48%	5.08%(e)
Net expenses (d)	0.29%	0.35%	0.30%	0.30%(e)
Net investment income (loss)	2.65%	4.60%	0.69%	2.55%(e)
Portfolio turnover rate (f)	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.40	0.14	0.06
Net realized and unrealized gain (loss)	(1.29)	1.53	1.37	(0.70)
Total from investment operations	(1.09)	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	(0.18)	(0.28)	(0.14)	(0.06)
Net realized gains	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	(0.38)	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$10.48	$11.95	$10.67	$ 9.30
Total return (c)	(9.07)%	18.16%	15.96%	(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,038	$4,135	$ 297	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.61%	0.90%	2.22%	4.83%(e)
Net expenses (d)	0.07%	0.11%	0.05%	0.05%(e)
Net investment income (loss)	1.58%	3.42%	1.42%	2.80%(e)
Portfolio turnover rate (f)	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 11.95	$ 10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.15	0.15	0.06
Net realized and unrealized gain (loss)	(1.38)	1.78	1.36	(0.70)
Total from investment operations	(1.09)	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	(0.18)	(0.28)	(0.14)	(0.06)
Net realized gains	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	(0.38)	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$ 10.48	$ 11.95	$ 10.67	$ 9.30
Total return (c)	(9.03)%	18.16%	16.21%	(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,195	$18,750	$14,098	$3,930
Ratios to Average Net Assets:
Total expenses (d)	0.55%	0.96%	2.21%	4.71%(e)
Net expenses (d)	0.04%	0.05%	0.05%	0.05%(e)
Net investment income (loss)	2.37%	1.29%	1.51%	1.49%(e)
Portfolio turnover rate (f)	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
19

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	41.5%
U.S. Government Agency Obligations	32.7
Corporate Bonds & Notes	27.0
Foreign Government Obligations	4.2
Mortgage-Backed Securities	1.4
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.5
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Banks	6.2%
Electric	1.8
Oil & Gas	1.7
Pharmaceuticals	1.6
Telecommunications	1.2
TOTAL	12.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

State Street Global Equity ex-U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	93.5%
Warrants	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	5.3
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Banks	13.8%
Pharmaceuticals	5.6
Oil & Gas	6.0
Insurance	5.0
Telecommunications	4.7
TOTAL	35.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	88.2%
Rights	0.0 *
Short-Term Investments	6.6
Other Assets in Excess of Liabilities	5.2
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Real Estate Investment Trusts	9.2%
Software	6.6
Banks	5.4
Commercial Services	5.4
Insurance	3.9
TOTAL	30.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 261,612
4.20%, 4/15/2024	25,000	24,667
4.65%, 10/1/2028	10,000	9,876
5.40%, 10/1/2048	25,000	23,874
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	94,816
WPP Finance 2010 3.63%, 9/7/2022	25,000	24,302
		439,147
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
2.60%, 10/30/2025	35,000	33,183
2.80%, 3/1/2023	25,000	24,619
3.25%, 3/1/2028	25,000	24,486
3.38%, 6/15/2046	25,000	22,004
3.55%, 3/1/2038	165,000	153,902
3.65%, 3/1/2047	100,000	91,989
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	50,581
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	24,240
2.38%, 11/15/2024	250,000	236,475
2.88%, 5/11/2020	600,000	600,414
Harris Corp.:
3.83%, 4/27/2025	50,000	48,916
4.40%, 6/15/2028	100,000	99,944
L3 Technologies, Inc.:
3.85%, 6/15/2023	70,000	70,087
3.85%, 12/15/2026	50,000	48,358
4.95%, 2/15/2021	25,000	25,634
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	296,514
3.55%, 1/15/2026	100,000	99,109
3.60%, 3/1/2035	50,000	46,398
4.70%, 5/15/2046	110,000	114,814
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	145,273
2.93%, 1/15/2025	150,000	142,276
3.25%, 8/1/2023	200,000	196,674
3.25%, 1/15/2028	150,000	140,146
4.03%, 10/15/2047	200,000	181,734
4.75%, 6/1/2043	25,000	25,194
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,065
4.20%, 12/15/2044	25,000	25,406
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	193,898
3.50%, 3/15/2027	136,000	128,010
4.35%, 4/15/2047	100,000	91,484
Security Description	Principal Amount	Value
United Technologies Corp.:
1.90%, 5/4/2020	$ 300,000	$ 294,834
1.95%, 11/1/2021	150,000	144,105
2.65%, 11/1/2026	50,000	44,953
2.80%, 5/4/2024	250,000	235,587
3.13%, 5/4/2027	200,000	185,026
3.35%, 8/16/2021	15,000	14,956
3.65%, 8/16/2023	340,000	338,715
3.95%, 8/16/2025	25,000	24,828
4.13%, 11/16/2028	60,000	59,452
4.45%, 11/16/2038	20,000	19,295
4.50%, 6/1/2042	250,000	237,595
4.63%, 11/16/2048	35,000	33,817
6.13%, 7/15/2038	50,000	56,627
		5,096,617
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	148,618
2.85%, 8/9/2022	200,000	191,902
3.88%, 9/16/2046	100,000	76,252
4.00%, 1/31/2024	25,000	24,567
4.50%, 5/2/2043	25,000	20,804
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	60,246
3.75%, 9/15/2047	50,000	45,085
4.02%, 4/16/2043	50,000	47,180
BAT Capital Corp.:
2.76%, 8/15/2022	300,000	283,197
3.22%, 8/15/2024	50,000	45,991
3.56%, 8/15/2027	100,000	88,634
4.39%, 8/15/2037	285,000	234,213
4.54%, 8/15/2047	105,000	84,024
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	26,671
4.35%, 3/15/2024	100,000	98,527
Philip Morris International, Inc.:
2.00%, 2/21/2020	150,000	148,177
2.13%, 5/10/2023	75,000	70,388
2.63%, 2/18/2022	25,000	24,240
2.75%, 2/25/2026	125,000	115,890
3.13%, 3/2/2028	200,000	187,184
4.13%, 3/4/2043	25,000	22,211
4.50%, 3/26/2020	25,000	25,422
4.50%, 3/20/2042	50,000	46,466
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	49,369
5.70%, 8/15/2035	25,000	24,381
5.85%, 8/15/2045	175,000	161,406
		2,351,045
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	19,444	18,782

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	$ 97,294	$ 91,842
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	244,980
2.88%, 3/13/2020	100,000	99,224
3.63%, 3/15/2022	250,000	241,040
United Airlines 2016-1 Pass Through Trust Class A Series AA, 3.10%, 1/7/2030	47,361	44,765
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	115,000	109,689
		850,322
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	46,086
3.88%, 11/1/2045	30,000	28,726
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	24,755
		99,567
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,554
Series MTN, 2.45%, 9/24/2020	75,000	74,090
Series MTN, 2.90%, 2/16/2024	50,000	48,557
Series MTN, 3.63%, 10/10/2023	300,000	302,397
Ford Motor Co.:
4.35%, 12/8/2026	100,000	89,245
4.75%, 1/15/2043	50,000	38,757
5.29%, 12/8/2046	100,000	82,092
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	250,000	240,500
2.68%, 1/9/2020	300,000	294,954
2.98%, 8/3/2022	200,000	184,712
3.10%, 5/4/2023	100,000	90,543
3.34%, 3/18/2021	150,000	145,179
3.82%, 11/2/2027	250,000	211,650
Series GMTN, 4.39%, 1/8/2026	100,000	89,730
General Motors Co.:
5.15%, 4/1/2038	200,000	172,984
5.20%, 4/1/2045	200,000	165,836
6.60%, 4/1/2036	100,000	96,689
6.75%, 4/1/2046	25,000	24,232
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	34,776
3.15%, 6/30/2022	250,000	238,252
3.20%, 7/13/2020	25,000	24,744
3.20%, 7/6/2021	100,000	97,647
3.45%, 1/14/2022	50,000	48,389
3.70%, 5/9/2023	100,000	95,710
3.95%, 4/13/2024	150,000	141,973
4.00%, 1/15/2025	35,000	32,699
Security Description	Principal Amount	Value
4.15%, 6/19/2023	$ 200,000	$ 194,556
4.35%, 1/17/2027	185,000	170,035
5.25%, 3/1/2026	100,000	98,153
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	50,000	48,314
Series MTN, 3.10%, 5/10/2021	40,000	39,962
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,551
Series GMTN, 1.90%, 4/8/2021	275,000	268,119
Series GMTN, 2.80%, 7/13/2022	25,000	24,671
Series GMTN, 3.05%, 1/11/2028	50,000	48,026
Series GMTN, 3.45%, 9/20/2023	250,000	250,547
Series MTN, 2.15%, 9/8/2022	50,000	48,007
Series MTN, 2.60%, 1/11/2022	200,000	196,760
Series MTN, 2.90%, 4/17/2024	50,000	48,698
Series MTN, 2.95%, 4/13/2021	50,000	49,918
Series MTN, 3.40%, 4/14/2025	100,000	99,327
		4,774,535
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	24,322
4.40%, 10/1/2046	30,000	26,574
Lear Corp. 5.25%, 1/15/2025	20,000	20,486
		71,382
BANKS — 6.2%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	243,627
Series MTN, 2.30%, 6/1/2021	100,000	97,699
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	24,681
Banco Santander SA:
3.13%, 2/23/2023	200,000	189,190
4.38%, 4/12/2028	200,000	186,282
Bank of America Corp.:
6.11%, 1/29/2037	75,000	82,431
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	250,000	246,720
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	96,000	93,091
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	250,000	238,972
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	234,000	227,174
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	360,000	335,261
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	250,000	222,532

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	$ 200,000	$ 189,620
Series GMTN, 2.63%, 4/19/2021	600,000	591,648
Series GMTN, 3.50%, 4/19/2026	130,000	125,037
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	250,000	245,755
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	250,000	237,205
Series L, 3.95%, 4/21/2025	50,000	48,457
Series MTN, 2.50%, 10/21/2022	50,000	47,997
Series MTN, 3.25%, 10/21/2027	400,000	370,288
Series MTN, 4.00%, 4/1/2024	50,000	50,294
Series MTN, 4.13%, 1/22/2024	25,000	25,326
Series MTN, 4.20%, 8/26/2024	50,000	49,656
Series MTN, 4.88%, 4/1/2044	50,000	51,257
Series MTN, 5.00%, 1/21/2044	100,000	103,385
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	200,000	199,932
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	250,000	249,607
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	500,000	472,715
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	200,000	196,524
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	250,000	248,700
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	150,000	144,888
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	60,005
Series MTN, 1.90%, 8/27/2021	300,000	290,610
Series MTN, 2.55%, 11/6/2022	30,000	29,107
Series MTN, 3.10%, 7/13/2020	50,000	50,013
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	325,000	322,091
Series G, 3.00%, 2/24/2025	100,000	96,278
Series MTN, 2.05%, 5/3/2021	50,000	48,778
Series MTN, 2.20%, 8/16/2023	200,000	189,768
Series MTN, 2.60%, 2/7/2022	275,000	269,852
Series MTN, 3.25%, 5/16/2027	100,000	96,353
Series MTN, 3.30%, 8/23/2029	250,000	234,782
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	98,727
2.70%, 3/7/2022	100,000	97,860
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (b)	$ 250,000	$ 221,255
Series BKNT, 2.45%, 3/22/2021	200,000	196,798
Series BKNT, 2.50%, 1/8/2021	250,000	247,067
Barclays Bank PLC:
2.65%, 1/11/2021	200,000	195,932
5.14%, 10/14/2020	100,000	101,001
Barclays PLC:
3.20%, 8/10/2021	200,000	194,390
3.68%, 1/10/2023	200,000	192,002
4.38%, 1/12/2026	50,000	47,759
5.25%, 8/17/2045	25,000	23,065
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	250,000	243,390
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	200,000	192,388
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	269,167
Series MTN, 2.63%, 6/29/2020	50,000	49,541
Series MTN, 3.75%, 12/6/2023	50,000	50,442
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	103,291
Series MTN, 4.25%, 10/15/2024	250,000	246,707
BPCE SA 4.00%, 4/15/2024	250,000	251,810
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	247,415
Series BKNT, 3.63%, 9/16/2025	25,000	24,564
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	48,622
2.70%, 2/2/2021	85,000	84,152
Capital One Financial Corp.:
2.50%, 5/12/2020	500,000	493,790
3.20%, 1/30/2023	250,000	242,955
3.30%, 10/30/2024	100,000	94,453
3.75%, 7/28/2026	125,000	114,250
3.80%, 1/31/2028	250,000	231,650
Capital One NA Series BKNT, 2.95%, 7/23/2021	75,000	73,787
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	250,000	245,747
Series BKNT, 2.13%, 10/20/2020	275,000	269,437
Citigroup, Inc.:
2.35%, 8/2/2021	50,000	48,598
2.45%, 1/10/2020	300,000	297,477
2.70%, 3/30/2021	175,000	172,247
2.70%, 10/27/2022	250,000	240,927
2.75%, 4/25/2022	300,000	291,306

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
2.90%, 12/8/2021	$ 250,000	$ 245,515
3.20%, 10/21/2026	300,000	276,831
3.75%, 6/16/2024	25,000	24,830
4.13%, 7/25/2028	70,000	65,626
4.30%, 11/20/2026	50,000	48,142
4.40%, 6/10/2025	250,000	245,620
4.45%, 9/29/2027	150,000	144,588
4.65%, 7/30/2045	25,000	24,364
5.30%, 5/6/2044	50,000	49,475
6.68%, 9/13/2043	175,000	204,837
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	100,000	96,677
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	250,000	242,995
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	100,000	94,639
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	250,000	240,802
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	150,000	139,944
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	250,000	233,207
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	244,770
Comerica, Inc. 3.70%, 7/31/2023	50,000	49,989
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021	100,000	98,537
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	242,005
3.88%, 2/8/2022	50,000	50,496
4.38%, 8/4/2025	250,000	245,545
4.50%, 1/11/2021	50,000	51,207
5.75%, 12/1/2043	50,000	54,862
Series GMTN, 2.50%, 1/19/2021	300,000	294,756
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	300,000	296,934
3.13%, 12/10/2020	450,000	445,986
3.80%, 6/9/2023	150,000	147,322
Deutsche Bank AG:
2.70%, 7/13/2020	275,000	266,720
2.95%, 8/20/2020	50,000	48,463
3.30%, 11/16/2022	250,000	231,685
3.70%, 5/30/2024	50,000	45,374
4.25%, 10/14/2021	200,000	196,892
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	242,775
Series BKNT, 3.45%, 7/27/2026	25,000	22,979
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	99,120
Fifth Third Bank:
Security Description	Principal Amount	Value
Series BKNT, 2.25%, 6/14/2021	$ 50,000	$ 48,825
Series BKNT, 3.35%, 7/26/2021	200,000	200,348
Series BKNT, 3.85%, 3/15/2026	225,000	221,368
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	168,604
2.60%, 12/27/2020	250,000	245,382
2.63%, 4/25/2021	150,000	146,304
2.75%, 9/15/2020	250,000	247,172
2.88%, 2/25/2021	25,000	24,612
3.00%, 4/26/2022	250,000	243,067
3.50%, 1/23/2025	50,000	47,324
3.50%, 11/16/2026	250,000	231,855
3.63%, 1/22/2023	25,000	24,599
3.75%, 2/25/2026	50,000	47,316
4.00%, 3/3/2024	50,000	49,373
4.75%, 10/21/2045	50,000	47,568
5.15%, 5/22/2045	250,000	235,572
5.95%, 1/15/2027	50,000	52,631
6.25%, 2/1/2041	200,000	227,642
6.75%, 10/1/2037	150,000	169,903
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	250,000	237,945
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	200,000	175,716
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	350,000	323,120
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	250,000	232,457
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	275,000	266,607
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	325,000	304,024
Series MTN, 4.80%, 7/8/2044	50,000	47,589
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	315,260
2.95%, 5/25/2021	250,000	246,502
3.40%, 3/8/2021	275,000	274,156
3.60%, 5/25/2023	250,000	246,972
4.30%, 3/8/2026	250,000	246,295
5.10%, 4/5/2021	50,000	51,641
5.25%, 3/14/2044	200,000	198,852
6.50%, 9/15/2037	200,000	228,614
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	250,000	248,547
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	200,000	196,502
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	250,000	238,937
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	250,000	241,570
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,141
4.00%, 5/15/2025	100,000	100,343

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	$ 250,000	$ 249,070
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	242,745
ING Groep NV 4.55%, 10/2/2028	200,000	197,892
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	49,099
JPMorgan Chase & Co.:
2.25%, 1/23/2020	150,000	148,506
2.40%, 6/7/2021	550,000	538,147
2.55%, 3/1/2021	250,000	246,290
2.70%, 5/18/2023	125,000	120,048
2.95%, 10/1/2026	350,000	323,036
2.97%, 1/15/2023	50,000	48,718
3.38%, 5/1/2023	75,000	73,373
3.88%, 2/1/2024	50,000	50,277
4.13%, 12/15/2026	50,000	48,782
4.25%, 10/1/2027	80,000	78,676
4.85%, 2/1/2044	50,000	51,140
4.95%, 6/1/2045	50,000	50,911
5.40%, 1/6/2042	50,000	55,037
5.50%, 10/15/2040	150,000	165,771
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	75,000	74,245
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	700,000	700,294
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	338,000	327,583
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	185,000	174,359
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	100,000	96,634
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	200,000	175,644
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	200,000	199,288
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	250,000	242,405
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	200,000	181,034
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	200,000	190,422
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	100,000	88,695
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	50,000	44,829
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	100,000	92,777
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (b)	250,000	248,255
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (b)	$ 350,000	$ 348,999
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	240,740
Series MTN, 3.40%, 5/20/2026	25,000	23,912
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	100,000	99,282
Series MTN, 4.15%, 10/29/2025	65,000	65,952
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	23,930
2.25%, 10/1/2021	50,000	49,508
Series GMTN, 1.75%, 7/27/2026	50,000	46,409
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	193,348
3.75%, 1/11/2027	300,000	274,644
4.05%, 8/16/2023	500,000	493,290
4.34%, 1/9/2048	200,000	157,144
4.65%, 3/24/2026	100,000	94,302
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	200,000	189,122
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	250,000	246,630
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	48,383
2.67%, 7/25/2022	300,000	291,438
2.76%, 9/13/2026	25,000	23,096
3.00%, 2/22/2022	50,000	49,290
3.29%, 7/25/2027	50,000	47,703
3.46%, 3/2/2023	50,000	49,758
3.54%, 7/26/2021	30,000	30,092
3.68%, 2/22/2027	50,000	49,083
3.76%, 7/26/2023	100,000	100,510
3.78%, 3/2/2025	50,000	49,928
3.85%, 3/1/2026	25,000	24,875
3.96%, 3/2/2028	50,000	50,097
4.05%, 9/11/2028	100,000	100,929
4.29%, 7/26/2038	35,000	35,047
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	196,198
4.02%, 3/5/2028	200,000	201,934
Morgan Stanley:
2.75%, 5/19/2022	450,000	437,382
2.80%, 6/16/2020	350,000	347,581
3.63%, 1/20/2027	100,000	95,079
3.95%, 4/23/2027	25,000	23,543
4.30%, 1/27/2045	50,000	47,260
4.38%, 1/22/2047	100,000	94,715
6.38%, 7/24/2042	65,000	79,412
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	250,000	247,827

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	$ 100,000	$ 94,526
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	100,000	91,184
Series GMTN, 2.50%, 4/21/2021	225,000	220,275
Series GMTN, 3.13%, 1/23/2023	300,000	293,274
Series GMTN, 3.75%, 2/25/2023	50,000	49,913
Series GMTN, 3.88%, 1/27/2026	125,000	121,623
Series GMTN, 4.00%, 7/23/2025	500,000	493,450
Series GMTN, 4.35%, 9/8/2026	50,000	48,498
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	250,000	239,162
Series MTN, 2.63%, 11/17/2021	250,000	243,812
Series MTN, 3.13%, 7/27/2026	225,000	207,396
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	243,692
Series BKNT, 1.88%, 7/12/2021	250,000	241,167
Series BKNT, 2.50%, 7/12/2026	50,000	45,628
Northern Trust Corp.:
3.65%, 8/3/2028	100,000	100,326
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	63,000	58,859
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	250,000	243,727
Series BKNT, 2.63%, 2/17/2022	250,000	244,420
Series BKNT, 3.25%, 1/22/2028	250,000	241,977
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	95,450
3.30%, 3/8/2022	50,000	49,890
3.90%, 4/29/2024	50,000	49,571
Regions Bank Series BKNT, 2.75%, 4/1/2021	250,000	245,772
Regions Financial Corp. 3.20%, 2/8/2021	25,000	24,843
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	247,412
2.30%, 3/22/2021	125,000	123,402
Series GMTN, 2.13%, 3/2/2020	100,000	99,006
Series GMTN, 2.50%, 1/19/2021	100,000	98,844
Series GMTN, 3.20%, 4/30/2021	75,000	75,058
Series GMTN, 4.65%, 1/27/2026	100,000	102,577
Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	$ 75,000	$ 71,891
5.13%, 5/28/2024	100,000	97,037
6.00%, 12/19/2023	95,000	96,146
6.10%, 6/10/2023	45,000	45,701
6.13%, 12/15/2022	105,000	106,758
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	250,000	239,800
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	250,000	244,957
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	48,083
3.70%, 3/28/2022	60,000	58,922
4.40%, 7/13/2027	50,000	47,199
4.45%, 12/3/2021	30,000	30,423
4.50%, 7/17/2025	50,000	49,440
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	98,444
3.57%, 1/10/2023	250,000	239,205
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	200,000	180,590
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	48,106
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	68,172
2.78%, 7/12/2022	350,000	340,938
2.78%, 10/18/2022	100,000	97,114
2.85%, 1/11/2022	250,000	245,165
2.93%, 3/9/2021	100,000	99,003
3.01%, 10/19/2026	50,000	46,931
3.10%, 1/17/2023	200,000	196,530
3.36%, 7/12/2027	50,000	47,985
3.75%, 7/19/2023	50,000	50,320
3.78%, 3/9/2026	30,000	29,774
3.94%, 7/19/2028	50,000	50,130
4.31%, 10/16/2028	100,000	102,965
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	50,000	49,397
Series BKNT, 2.45%, 8/1/2022	50,000	48,102
Series BKNT, 3.00%, 2/2/2023	100,000	98,039
Series BKNT, 4.05%, 11/3/2025	40,000	40,558
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	48,740
4.00%, 5/1/2025	100,000	100,222
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	164,361
Series GMTN, 2.40%, 10/1/2020	75,000	73,777

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	$ 250,000	$ 232,682
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,240
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020	50,000	49,465
Series GMTN, 2.55%, 1/25/2021	100,000	99,031
Series GMTN, 3.15%, 9/17/2020	350,000	350,938
Series GMTN, 3.50%, 7/19/2023	50,000	50,322
Series MTN, 3.25%, 6/11/2021	100,000	100,372
UBS AG Series GMTN, 2.35%, 3/26/2020	100,000	98,991
US Bancorp:
Series MTN, 2.35%, 1/29/2021	100,000	98,534
Series MTN, 3.10%, 4/27/2026	50,000	47,327
Series MTN, 3.60%, 9/11/2024	25,000	24,886
Series V, 2.63%, 1/24/2022	300,000	295,170
US Bank NA:
Series BKNT, 3.15%, 4/26/2021	350,000	350,290
Series BKNT, 3.40%, 7/24/2023	250,000	249,837
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	290,376
2.50%, 3/4/2021	50,000	49,107
3.00%, 4/22/2026	250,000	232,907
3.00%, 10/23/2026	250,000	231,427
3.07%, 1/24/2023	250,000	242,797
4.13%, 8/15/2023	25,000	25,121
4.48%, 1/16/2024	25,000	25,310
5.38%, 11/2/2043	150,000	156,417
5.61%, 1/15/2044	325,000	352,332
Series GMTN, 4.30%, 7/22/2027	50,000	49,176
Series GMTN, 4.90%, 11/17/2045	150,000	146,101
Series MTN, 2.63%, 7/22/2022	365,000	352,017
Series MTN, 3.00%, 1/22/2021	50,000	49,747
Series MTN, 3.30%, 9/9/2024	150,000	145,056
Series MTN, 3.55%, 9/29/2025	50,000	48,394
Series MTN, 4.75%, 12/7/2046	450,000	434,304
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	350,000	336,070
Wells Fargo Bank NA Series BKNT, 2.60%, 1/15/2021	250,000	246,750
Wells Fargo Capital X 5.95%, 12/1/2086	25,000	25,706
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	197,942
Security Description	Principal Amount	Value
2.65%, 1/25/2021	$ 100,000	$ 98,842
2.80%, 1/11/2022	100,000	98,197
2.85%, 5/13/2026	50,000	46,677
3.05%, 5/15/2020	100,000	100,054
3.35%, 3/8/2027	150,000	144,529
3.40%, 1/25/2028	100,000	96,363
3.65%, 5/15/2023	100,000	100,590
		52,309,728
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026 (c)	250,000	236,240
4.70%, 2/1/2036 (c)	425,000	392,130
4.90%, 2/1/2046 (c)	475,000	439,508
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	455,000	447,233
3.30%, 2/1/2023	350,000	340,721
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	47,726
3.50%, 1/12/2024	100,000	97,232
3.75%, 1/15/2022	200,000	200,046
3.75%, 7/15/2042	50,000	39,031
4.00%, 4/13/2028	80,000	76,527
4.38%, 4/15/2038	215,000	192,416
4.60%, 4/15/2048	35,000	31,321
4.75%, 4/15/2058	275,000	239,151
4.95%, 1/15/2042	250,000	233,185
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	49,766
4.00%, 4/15/2038	50,000	48,910
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	194,308
2.20%, 5/25/2022	200,000	194,180
2.25%, 9/1/2026	25,000	22,870
2.88%, 10/27/2025	25,000	24,137
3.20%, 11/1/2023	25,000	25,089
Constellation Brands, Inc.:
2.25%, 11/6/2020	250,000	244,707
2.70%, 5/9/2022	50,000	48,280
3.75%, 5/1/2021	5,000	5,035
4.25%, 5/1/2023	25,000	25,278
4.50%, 5/9/2047	50,000	44,799
4.65%, 11/15/2028	30,000	30,055
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	72,626
3.88%, 5/18/2028	200,000	203,072
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	25,229
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	47,597
3.55%, 5/25/2021 (c)	500,000	499,320
4.06%, 5/25/2023 (c)	50,000	49,849

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
4.42%, 5/25/2025 (c)	$ 200,000	$ 197,672
5.09%, 5/25/2048 (c)	25,000	24,075
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	240,855
2.25%, 3/15/2020	50,000	49,269
3.00%, 7/15/2026	50,000	44,613
4.20%, 7/15/2046	30,000	24,930
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	144,969
1.85%, 4/30/2020	25,000	24,660
2.00%, 4/15/2021	250,000	245,167
2.15%, 10/14/2020	50,000	49,286
2.25%, 5/2/2022	300,000	292,323
2.85%, 2/24/2026	85,000	81,114
3.45%, 10/6/2046	150,000	134,244
3.60%, 3/1/2024	25,000	25,373
4.45%, 4/14/2046	75,000	78,388
4.60%, 7/17/2045	25,000	26,754
		6,551,266
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	192,880
2.65%, 5/11/2022	150,000	146,646
3.20%, 11/2/2027	250,000	234,987
3.63%, 5/22/2024	100,000	99,688
4.40%, 5/1/2045	50,000	46,847
4.56%, 6/15/2048	200,000	191,836
4.66%, 6/15/2051	225,000	213,082
6.38%, 6/1/2037	50,000	59,012
Baxalta, Inc.:
2.88%, 6/23/2020	8,000	7,913
4.00%, 6/23/2025	8,000	7,801
Biogen, Inc.:
2.90%, 9/15/2020	25,000	24,840
4.05%, 9/15/2025	50,000	49,840
5.20%, 9/15/2045	275,000	281,886
Celgene Corp.:
2.88%, 8/15/2020	225,000	223,330
2.88%, 2/19/2021	25,000	24,730
3.25%, 2/20/2023	50,000	48,919
3.63%, 5/15/2024	25,000	24,392
3.88%, 8/15/2025	25,000	24,111
3.90%, 2/20/2028	100,000	93,970
4.35%, 11/15/2047	225,000	190,532
4.55%, 2/20/2048	100,000	86,909
4.63%, 5/15/2044	50,000	44,157
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,812
2.55%, 9/1/2020	250,000	247,945
2.95%, 3/1/2027	25,000	23,241
3.25%, 9/1/2022	250,000	249,397
3.65%, 3/1/2026	85,000	83,425
4.15%, 3/1/2047	120,000	110,182
4.40%, 12/1/2021	25,000	25,783
4.50%, 2/1/2045	25,000	24,054
Security Description	Principal Amount	Value
4.60%, 9/1/2035	$ 100,000	$ 99,886
4.75%, 3/1/2046	175,000	173,701
4.80%, 4/1/2044	25,000	24,960
		3,385,694
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	49,672
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	294,803
3.63%, 7/2/2024 (b) (d)	25,000	24,603
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	81,752
Masco Corp.:
3.50%, 4/1/2021	30,000	29,817
4.38%, 4/1/2026	170,000	168,982
Owens Corning 4.30%, 7/15/2047	100,000	74,689
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	86,006
		810,324
CHEMICALS — 0.4%
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,249
5.88%, 6/15/2021	10,000	10,539
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	267,151
4.25%, 11/15/2020	25,000	25,346
4.25%, 10/1/2034	50,000	45,289
4.38%, 11/15/2042	50,000	43,977
4.80%, 11/30/2028 (c)	100,000	101,700
DowDuPont, Inc.:
4.21%, 11/15/2023	150,000	153,367
4.49%, 11/15/2025	100,000	102,882
4.73%, 11/15/2028	150,000	155,367
5.42%, 11/15/2048	110,000	114,555
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	45,214
3.80%, 3/15/2025	25,000	24,095
4.50%, 12/1/2028	100,000	99,426
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	183,000	181,715
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	45,583
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	22,746
LYB International Finance II B.V. 3.50%, 3/2/2027	250,000	228,247
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	21,073
5.75%, 4/15/2024	100,000	106,691
Mosaic Co.:

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3.25%, 11/15/2022	$ 250,000	$ 242,827
4.05%, 11/15/2027	250,000	240,430
5.63%, 11/15/2043	25,000	25,254
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	46,461
4.00%, 12/15/2026	50,000	48,379
4.13%, 3/15/2035	25,000	22,693
Praxair, Inc.:
3.20%, 1/30/2026	25,000	24,304
3.55%, 11/7/2042	25,000	23,097
RPM International, Inc.:
3.75%, 3/15/2027	50,000	47,569
4.25%, 1/15/2048	200,000	170,206
5.25%, 6/1/2045	25,000	25,115
Sherwin-Williams Co.:
2.25%, 5/15/2020	300,000	295,299
2.75%, 6/1/2022	200,000	193,314
3.45%, 6/1/2027	30,000	27,927
4.50%, 6/1/2047	150,000	135,249
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	124,514
5.00%, 8/15/2046	100,000	91,396
		3,589,246
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	19,844
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	144,567
2.70%, 11/1/2026	150,000	139,716
4.35%, 12/8/2021	20,000	20,568
Equifax, Inc. 3.95%, 6/15/2023	40,000	39,651
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	99,966
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	50,887
Moody's Corp.:
2.63%, 1/15/2023	250,000	238,942
2.75%, 12/15/2021	200,000	196,000
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	144,591
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	201,310
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	29,688
S&P Global, Inc.:
3.30%, 8/14/2020	50,000	50,084
4.50%, 5/15/2048	50,000	49,246
Total System Services, Inc. 4.45%, 6/1/2028	100,000	98,369
University of Southern California 3.03%, 10/1/2039	25,000	22,700
Security Description	Principal Amount	Value
Western Union Co. 4.25%, 6/9/2023	$ 100,000	$ 100,482
		1,646,611
COMPUTERS — 0.6%
Apple, Inc.:
1.55%, 2/7/2020	25,000	24,696
1.55%, 8/4/2021	50,000	48,403
2.00%, 11/13/2020	300,000	296,004
2.25%, 2/23/2021	200,000	197,726
2.40%, 1/13/2023	200,000	194,274
2.40%, 5/3/2023	25,000	24,182
2.45%, 8/4/2026	200,000	184,840
2.50%, 2/9/2022	100,000	98,582
2.75%, 1/13/2025	200,000	192,530
2.85%, 5/6/2021	25,000	25,008
2.85%, 2/23/2023	250,000	246,932
2.85%, 5/11/2024	200,000	194,960
3.00%, 2/9/2024	100,000	98,550
3.00%, 11/13/2027	100,000	95,094
3.20%, 5/11/2027	250,000	241,335
3.25%, 2/23/2026	150,000	146,289
3.75%, 9/12/2047	150,000	138,597
3.75%, 11/13/2047	200,000	184,812
3.85%, 5/4/2043	25,000	23,749
3.85%, 8/4/2046	150,000	141,098
4.38%, 5/13/2045	75,000	76,447
4.50%, 2/23/2036	100,000	105,415
4.65%, 2/23/2046	75,000	79,298
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (c)	50,000	49,961
5.45%, 6/15/2023 (c)	325,000	331,178
6.02%, 6/15/2026 (c)	20,000	20,095
8.35%, 7/15/2046 (c)	270,000	292,510
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	210,535
4.40%, 10/15/2022	200,000	204,472
4.90%, 10/15/2025	70,000	70,697
6.20%, 10/15/2035	10,000	9,747
6.35%, 10/15/2045	10,000	9,358
HP, Inc. 4.05%, 9/15/2022	25,000	25,387
IBM Credit LLC 2.20%, 9/8/2022	100,000	95,310
International Business Machines Corp.:
1.90%, 1/27/2020	500,000	493,730
2.25%, 2/19/2021	200,000	195,916
2.88%, 11/9/2022	100,000	97,471
3.63%, 2/12/2024	50,000	49,713
4.70%, 2/19/2046	25,000	24,957
5.88%, 11/29/2032	25,000	29,209
Seagate HDD Cayman:
4.25%, 3/1/2022	150,000	144,000

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
4.75%, 6/1/2023	$ 50,000	$ 47,020
		5,460,087
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	29,042
Series MTN, 3.70%, 8/1/2047	55,000	52,253
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	98,894
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	96,987
1.85%, 2/2/2021	50,000	49,056
1.90%, 10/23/2020	250,000	246,037
2.15%, 8/11/2022	150,000	145,674
2.45%, 11/3/2026	150,000	140,388
3.50%, 10/25/2047	100,000	94,120
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	95,952
2.00%, 7/28/2026	100,000	89,669
2.60%, 5/5/2024	250,000	240,703
2.90%, 5/5/2027	150,000	142,796
3.10%, 7/30/2025	50,000	48,811
		1,570,382
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	51,419
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	145,233
3.65%, 7/21/2027	150,000	129,834
3.95%, 2/1/2022	150,000	147,045
4.50%, 5/15/2021	300,000	300,558
Air Lease Corp.:
2.75%, 1/15/2023	50,000	47,299
3.00%, 9/15/2023	25,000	23,489
3.25%, 3/1/2025	100,000	91,903
3.63%, 4/1/2027	70,000	62,549
3.88%, 7/3/2023	50,000	49,039
4.25%, 9/15/2024	25,000	24,371
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	23,541
5.00%, 4/1/2023	25,000	24,966
5.13%, 3/15/2021	25,000	25,393
5.50%, 2/15/2022	25,000	25,613
7.63%, 4/15/2020	15,000	15,688
American Express Co.:
2.20%, 10/30/2020	60,000	58,879
2.50%, 8/1/2022	250,000	241,360
3.00%, 10/30/2024	100,000	95,675
Security Description	Principal Amount	Value
3.40%, 2/27/2023	$ 200,000	$ 198,560
3.70%, 8/3/2023	50,000	50,176
4.20%, 11/6/2025	105,000	107,076
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021	350,000	342,163
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	49,908
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	54,435
3.50%, 3/18/2024	25,000	25,277
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	46,939
4.70%, 9/20/2047	50,000	45,941
Charles Schwab Corp 4.00%, 2/1/2029	50,000	50,858
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	97,428
3.20%, 1/25/2028	50,000	47,822
3.45%, 2/13/2026	50,000	49,529
CME Group, Inc. 3.75%, 6/15/2028	100,000	101,293
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	62,679
Discover Financial Services:
3.85%, 11/21/2022	50,000	49,571
4.10%, 2/9/2027	75,000	69,954
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	170,102
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	144,538
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	192,938
3.37%, 11/15/2025	250,000	222,030
4.42%, 11/15/2035	550,000	460,955
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	55,000	55,601
5.25%, 6/1/2025	20,000	19,920
5.38%, 11/1/2023	20,000	20,283
5.38%, 4/15/2026	40,000	39,196
5.75%, 6/1/2028	20,000	19,884
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	49,721
3.10%, 9/15/2027	100,000	95,177
3.75%, 12/1/2025	180,000	180,949
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,421
Jefferies Group LLC 6.50%, 1/20/2043	50,000	48,910
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	42,862
4.85%, 1/15/2027	90,000	85,535
Lazard Group LLC 4.50%, 9/19/2028	100,000	99,509

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Mastercard, Inc.:
3.50%, 2/26/2028	$ 30,000	$ 30,020
3.95%, 2/26/2048	30,000	29,842
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	98,090
3.40%, 2/7/2028	50,000	48,946
3.90%, 11/1/2028	100,000	101,351
4.02%, 11/1/2032	50,000	51,272
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	75,000	71,033
Series MTN, 2.90%, 3/15/2021	50,000	49,767
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,251
3.70%, 7/18/2027	50,000	48,101
Synchrony Financial 4.50%, 7/23/2025	50,000	45,384
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	148,441
Visa, Inc.:
2.15%, 9/15/2022	250,000	242,200
2.75%, 9/15/2027	250,000	236,110
2.80%, 12/14/2022	75,000	74,128
3.15%, 12/14/2025	250,000	245,550
3.65%, 9/15/2047	200,000	188,356
4.15%, 12/14/2035	50,000	51,789
4.30%, 12/14/2045	50,000	51,778
		6,819,984
ELECTRIC — 1.8%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	144,621
3.80%, 10/1/2047	25,000	22,344
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	91,306
4.25%, 9/15/2048	20,000	20,038
Alabama Power Co.:
3.85%, 12/1/2042	75,000	70,228
Series A, 4.30%, 7/15/2048	65,000	65,245
Ameren Corp. 3.65%, 2/15/2026	50,000	49,186
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	46,044
3.80%, 5/15/2028	25,000	25,381
4.15%, 3/15/2046	50,000	49,992
4.50%, 3/15/2049	50,000	52,604
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	48,869
Series J, 4.30%, 12/1/2028	100,000	101,815
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	24,166
7.00%, 4/1/2038	25,000	31,566
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	22,585
4.20%, 8/15/2048	25,000	24,409
4.35%, 11/15/2045	50,000	50,925
Security Description	Principal Amount	Value
Avangrid, Inc. 3.15%, 12/1/2024	$ 50,000	$ 48,228
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	61,574
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	228,466
2.80%, 1/15/2023	40,000	39,198
3.25%, 4/15/2028	30,000	28,555
3.75%, 11/15/2023	350,000	355,838
4.45%, 1/15/2049 (c)	350,000	346,031
4.50%, 2/1/2045	50,000	49,983
5.15%, 11/15/2043	150,000	161,203
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,328
4.35%, 5/1/2033	30,000	30,055
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	48,358
Series AA, 3.00%, 2/1/2027	100,000	95,522
Series Z, 2.40%, 9/1/2026	50,000	45,934
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	9,993
3.85%, 2/1/2024	25,000	24,986
4.25%, 11/1/2028	25,000	25,254
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	19,875
CMS Energy Corp. 3.45%, 8/15/2027	50,000	47,682
Commonwealth Edison Co.:
4.00%, 8/1/2020	100,000	101,400
4.00%, 3/1/2048	125,000	120,421
Series 123, 3.75%, 8/15/2047	150,000	138,807
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	146,745
Series A, 4.15%, 6/1/2045	100,000	99,904
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	45,777
4.45%, 3/15/2044	75,000	74,993
4.50%, 5/15/2058	100,000	96,374
Series 06-B, 6.20%, 6/15/2036	25,000	30,073
Series D, 4.00%, 12/1/2028	100,000	102,644
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	174,416
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	42,964
4.05%, 5/15/2048	100,000	98,698
Dominion Energy, Inc.:
2.58%, 7/1/2020	300,000	295,488
4.10%, 4/1/2021 (d)	150,000	151,863
4.70%, 12/1/2044	130,000	129,561
Series B, 2.75%, 1/15/2022	150,000	146,119
Series D, 2.85%, 8/15/2026	25,000	23,043
DTE Electric Co. 3.70%, 6/1/2046	75,000	69,769
DTE Energy Co.:

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Series B, 3.30%, 6/15/2022	$ 175,000	$ 173,325
Series D, 3.70%, 8/1/2023	50,000	49,801
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	141,403
3.95%, 11/15/2028	100,000	102,366
4.25%, 12/15/2041	130,000	129,724
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	191,898
2.65%, 9/1/2026	50,000	45,460
3.15%, 8/15/2027	100,000	93,501
3.75%, 9/1/2046	150,000	130,387
3.95%, 8/15/2047	150,000	134,901
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	243,080
6.40%, 6/15/2038	50,000	63,246
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	25,269
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	98,343
3.60%, 9/15/2047	50,000	44,723
3.70%, 9/1/2028	50,000	50,188
4.20%, 8/15/2045	150,000	148,965
Edison International:
2.95%, 3/15/2023	50,000	46,987
4.13%, 3/15/2028	50,000	47,412
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	124,977
Enel Chile SA 4.88%, 6/12/2028	50,000	49,810
Entergy Corp.:
2.95%, 9/1/2026	50,000	46,090
4.00%, 7/15/2022	50,000	50,291
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	22,557
3.25%, 4/1/2028	200,000	192,086
Entergy Mississippi LLC 2.85%, 6/1/2028	25,000	23,118
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	48,882
Series L, 2.90%, 10/1/2024	250,000	239,600
Series N, 3.80%, 12/1/2023	15,000	15,166
Series O, 4.25%, 4/1/2029	25,000	25,474
Exelon Corp.:
3.40%, 4/15/2026	100,000	94,773
3.50%, 6/1/2022	200,000	195,438
3.95%, 6/15/2025	50,000	49,365
5.10%, 6/15/2045	330,000	339,580
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	246,440
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	271,230
Series B, 4.25%, 3/15/2023	10,000	10,148
Series C, 4.85%, 7/15/2047	50,000	49,817
Series C, 7.38%, 11/15/2031	20,000	25,287
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	24,890
Security Description	Principal Amount	Value
3.95%, 3/1/2048	$ 85,000	$ 83,150
4.05%, 10/1/2044	50,000	49,680
4.13%, 6/1/2048	100,000	100,448
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,791
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	14,812
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	45,448
4.10%, 9/26/2028	50,000	50,963
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	47,877
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	24,182
4.20%, 3/15/2048	50,000	48,481
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	145,447
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	145,192
3.55%, 5/1/2027	100,000	95,610
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b)	25,000	20,849
Series H, 3.34%, 9/1/2020	25,000	25,007
Northern States Power Co. 3.60%, 9/15/2047	50,000	45,583
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	48,378
Oglethorpe Power Corp. 5.05%, 10/1/2048 (c)	100,000	101,776
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	49,953
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (c)	100,000	100,400
3.80%, 9/30/2047	100,000	94,236
7.50%, 9/1/2038	50,000	69,735
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	41,140
3.25%, 6/15/2023	50,000	44,405
3.30%, 3/15/2027	150,000	123,466
3.95%, 12/1/2047	200,000	151,342
4.25%, 8/1/2023 (c)	175,000	161,019
4.65%, 8/1/2028 (c)	100,000	90,160
4.75%, 2/15/2044	50,000	41,255
6.05%, 3/1/2034	50,000	46,717
PECO Energy Co. 3.90%, 3/1/2048	125,000	119,187
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	73,891
4.00%, 9/15/2047	250,000	221,400
5.00%, 3/15/2044	50,000	51,299
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	48,380
PSEG Power LLC 3.85%, 6/1/2023	50,000	49,777
Public Service Co. of Colorado:

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3.20%, 11/15/2020	$ 25,000	$ 25,061
3.80%, 6/15/2047	150,000	141,273
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	48,809
Series MTN, 3.60%, 12/1/2047	100,000	91,658
Series MTN, 3.65%, 9/1/2042	50,000	46,504
Series MTN, 3.70%, 5/1/2028	50,000	50,740
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	100,000	96,420
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	65,000	66,295
5.80%, 3/15/2040	50,000	61,050
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	45,511
Sempra Energy:
2.40%, 2/1/2020	220,000	217,059
2.90%, 2/1/2023	15,000	14,582
3.25%, 6/15/2027	50,000	45,896
3.40%, 2/1/2028	30,000	27,452
3.80%, 2/1/2038	50,000	43,042
4.00%, 2/1/2048	30,000	25,321
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,529
South Carolina Electric & Gas Co.:
3.50%, 8/15/2021	55,000	55,140
4.10%, 6/15/2046	50,000	47,446
4.50%, 6/1/2064	35,000	32,787
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	175,357
4.50%, 9/1/2040	25,000	24,446
Series 13-A, 3.90%, 3/15/2043	50,000	45,390
Series B, 3.65%, 3/1/2028	100,000	97,656
Series C, 3.60%, 2/1/2045	50,000	42,974
Series D, 3.40%, 6/1/2023	50,000	49,478
Southern Co.:
2.35%, 7/1/2021	75,000	72,769
3.25%, 7/1/2026	250,000	233,782
4.25%, 7/1/2036	250,000	233,867
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b)	50,000	48,176
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	139,407
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	46,044
Series M, 4.10%, 9/15/2028	25,000	25,043
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	49,310
Tampa Electric Co.:
4.30%, 6/15/2048	50,000	48,384
4.45%, 6/15/2049	25,000	24,579
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	52,038
Union Electric Co. 4.00%, 4/1/2048	50,000	48,345
Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
3.45%, 2/15/2024	$ 50,000	$ 49,984
8.88%, 11/15/2038	50,000	75,466
Series B, 2.95%, 11/15/2026	30,000	28,548
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	64,841
3.55%, 6/15/2025	25,000	24,302
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	29,248
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	25,670
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	70,528
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	194,840
4.00%, 6/15/2028	50,000	50,305
		14,842,232
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	49,310
2.63%, 2/15/2023	25,000	24,319
Hubbell, Inc. 3.35%, 3/1/2026	50,000	47,006
		120,635
ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	46,087
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	46,584
3.88%, 1/12/2028	25,000	22,759
Corning, Inc.:
4.38%, 11/15/2057	25,000	20,982
5.35%, 11/15/2048	100,000	102,216
5.75%, 8/15/2040	25,000	27,053
Fortive Corp. 3.15%, 6/15/2026	50,000	46,578
Honeywell International, Inc.:
2.50%, 11/1/2026	150,000	139,434
3.35%, 12/1/2023	50,000	50,229
Jabil, Inc. 3.95%, 1/12/2028	25,000	22,195
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	29,953
Trimble, Inc. 4.90%, 6/15/2028	50,000	48,739
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	48,897
		651,706
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	96,695

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	$ 45,000	$ 42,348
3.38%, 11/15/2027	60,000	57,535
3.55%, 6/1/2022	25,000	25,089
3.95%, 5/15/2028	150,000	150,417
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	143,919
3.15%, 11/15/2027	200,000	190,262
3.50%, 5/15/2024	25,000	24,878
3.90%, 3/1/2035	50,000	48,400
		682,848
FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	34,805
3.65%, 3/15/2023	50,000	48,871
3.95%, 3/15/2025	100,000	95,714
4.15%, 3/15/2028	50,000	46,542
4.80%, 3/15/2048	20,000	16,951
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,000
4.30%, 5/1/2024	15,000	14,923
4.85%, 11/1/2028	45,000	44,242
5.30%, 11/1/2038	15,000	14,207
5.40%, 11/1/2048	40,000	36,885
General Mills, Inc.:
3.20%, 4/16/2021	10,000	9,944
3.20%, 2/10/2027	100,000	91,231
3.65%, 2/15/2024	50,000	49,556
3.70%, 10/17/2023	20,000	19,907
4.20%, 4/17/2028	25,000	24,489
4.55%, 4/17/2038	10,000	9,153
4.70%, 4/17/2048	320,000	291,248
Hershey Co.:
3.20%, 8/21/2025	25,000	24,669
3.38%, 5/15/2023	50,000	50,404
JM Smucker Co.:
2.50%, 3/15/2020	25,000	24,746
3.38%, 12/15/2027	100,000	93,026
4.25%, 3/15/2035	50,000	45,702
Kellogg Co.:
4.30%, 5/15/2028	100,000	99,306
4.50%, 4/1/2046	100,000	91,072
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	99,213
3.00%, 6/1/2026	150,000	133,849
3.50%, 7/15/2022	50,000	49,346
3.95%, 7/15/2025	50,000	48,308
4.38%, 6/1/2046	50,000	41,370
5.00%, 7/15/2035	250,000	235,152
5.20%, 7/15/2045	200,000	180,610
6.88%, 1/26/2039	50,000	55,802
Kroger Co.:
2.65%, 10/15/2026	50,000	44,591
Security Description	Principal Amount	Value
2.80%, 8/1/2022	$ 200,000	$ 193,872
3.70%, 8/1/2027	35,000	33,326
3.85%, 8/1/2023	75,000	75,253
4.45%, 2/1/2047	100,000	87,699
4.65%, 1/15/2048	100,000	90,182
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	193,856
3.40%, 8/15/2027	250,000	236,915
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	100,622
Sysco Corp.:
3.25%, 7/15/2027	50,000	46,782
3.30%, 7/15/2026	100,000	94,797
3.55%, 3/15/2025	50,000	49,056
3.75%, 10/1/2025	5,000	4,885
4.45%, 3/15/2048	50,000	47,364
4.85%, 10/1/2045	5,000	5,011
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	140,058
4.50%, 6/15/2022	30,000	30,684
4.55%, 6/2/2047	285,000	250,660
		3,866,856
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	183,900
4.50%, 8/1/2024	50,000	49,601
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	25,140
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	33,268
International Paper Co.:
3.00%, 2/15/2027	150,000	137,230
3.65%, 6/15/2024	25,000	25,113
4.35%, 8/15/2048	150,000	126,246
4.40%, 8/15/2047	50,000	42,369
5.00%, 9/15/2035	100,000	97,817
		720,684
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	150,000	142,897
4.15%, 1/15/2043	25,000	24,297
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	100,472
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	49,348
3.60%, 12/15/2024	50,000	49,442
4.80%, 11/1/2043	25,000	25,807
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	46,016
NiSource, Inc.:
3.49%, 5/15/2027	50,000	47,859

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3.65%, 6/15/2023 (c)	$ 25,000	$ 25,065
4.38%, 5/15/2047	150,000	140,409
4.80%, 2/15/2044	30,000	29,070
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	92,891
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,039
3.20%, 6/15/2025	50,000	49,045
3.75%, 9/15/2042	30,000	28,049
5.13%, 11/15/2040	25,000	28,085
Series VV, 4.30%, 1/15/2049	50,000	51,023
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	139,654
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	24,840
		1,119,308
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	49,327
Stanley Black & Decker, Inc. 4.25%, 11/15/2028	100,000	102,757
		152,084
HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.90%, 11/30/2021	50,000	49,529
2.95%, 3/15/2025	75,000	71,751
3.40%, 11/30/2023	35,000	34,852
3.75%, 11/30/2026	85,000	84,002
4.75%, 11/30/2036	250,000	261,135
4.75%, 4/15/2043	25,000	25,578
4.90%, 11/30/2046	300,000	315,372
Baxter International, Inc. 3.50%, 8/15/2046	50,000	41,450
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	19,723
2.89%, 6/6/2022	235,000	227,508
3.36%, 6/6/2024	50,000	47,872
3.70%, 6/6/2027	250,000	236,780
3.73%, 12/15/2024	50,000	48,346
4.67%, 6/6/2047	210,000	197,608
4.69%, 12/15/2044	25,000	23,526
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	49,483
4.00%, 3/1/2028	150,000	145,955
Covidien International Finance SA 3.20%, 6/15/2022	50,000	49,847
Danaher Corp. 2.40%, 9/15/2020	45,000	44,519
Medtronic, Inc.:
2.50%, 3/15/2020	250,000	248,922
3.15%, 3/15/2022	150,000	149,642
3.50%, 3/15/2025	150,000	149,568
4.38%, 3/15/2035	75,000	76,779
Security Description	Principal Amount	Value
4.63%, 3/15/2045	$ 175,000	$ 184,005
5.55%, 3/15/2040	25,000	29,107
Stryker Corp.:
3.38%, 11/1/2025	25,000	24,059
3.50%, 3/15/2026	25,000	24,092
3.65%, 3/7/2028	50,000	48,331
4.63%, 3/15/2046	25,000	25,141
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	243,137
3.30%, 2/15/2022	50,000	49,620
4.10%, 8/15/2047	350,000	323,718
4.15%, 2/1/2024	25,000	25,371
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	250,000	247,040
3.55%, 4/1/2025	100,000	95,503
		3,918,871
HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.80%, 6/15/2023	200,000	189,930
3.88%, 8/15/2047	100,000	83,502
4.13%, 11/15/2042	25,000	21,606
Anthem, Inc.:
2.50%, 11/21/2020	15,000	14,791
2.95%, 12/1/2022	50,000	48,779
3.30%, 1/15/2023	50,000	49,197
3.35%, 12/1/2024	50,000	48,529
3.50%, 8/15/2024	25,000	24,509
3.65%, 12/1/2027	130,000	124,094
4.10%, 3/1/2028	100,000	98,230
4.38%, 12/1/2047	130,000	120,986
4.55%, 3/1/2048	50,000	47,792
4.65%, 1/15/2043	50,000	48,620
Ascension Health 3.95%, 11/15/2046	150,000	143,740
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	22,180
Cigna Corp.:
3.40%, 9/17/2021 (c)	540,000	538,898
3.75%, 7/15/2023 (c)	330,000	329,191
4.38%, 10/15/2028 (c)	60,000	60,284
4.80%, 8/15/2038 (c)	60,000	59,020
4.90%, 12/15/2048 (c)	295,000	288,463
Cigna Holding Co. 3.05%, 10/15/2027	50,000	45,558
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	48,704
Humana, Inc.:
2.50%, 12/15/2020	25,000	24,666
2.90%, 12/15/2022	150,000	145,272
4.80%, 3/15/2047	100,000	99,267
4.95%, 10/1/2044	50,000	51,533
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	50,815

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	$ 25,000	$ 24,777
3.25%, 9/1/2024	100,000	95,772
4.70%, 2/1/2045	25,000	23,265
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	24,803
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	47,240
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	90,425
Quest Diagnostics, Inc. 4.70%, 3/30/2045	25,000	23,996
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,197
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	200,000	196,396
2.13%, 3/15/2021	150,000	146,889
2.38%, 10/15/2022	100,000	96,900
2.70%, 7/15/2020	105,000	104,606
2.88%, 3/15/2022	25,000	24,795
3.10%, 3/15/2026	50,000	48,296
3.38%, 4/15/2027	100,000	98,050
3.50%, 2/15/2024	10,000	10,077
3.70%, 12/15/2025	10,000	10,142
3.75%, 7/15/2025	5,000	5,053
3.75%, 10/15/2047	50,000	45,923
3.88%, 12/15/2028	15,000	15,208
4.25%, 4/15/2047	100,000	99,203
4.45%, 12/15/2048	10,000	10,300
4.63%, 7/15/2035	200,000	211,724
4.75%, 7/15/2045	230,000	243,234
6.88%, 2/15/2038	25,000	32,658
		4,578,085
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	25,000	24,362
4.00%, 2/15/2020	15,000	15,028
		39,390
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	20,691
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	47,177
3.90%, 5/15/2028	50,000	50,155
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	23,793
3.90%, 5/4/2047	50,000	47,977
3.95%, 11/1/2028	55,000	56,566
		225,668
Security Description	Principal Amount	Value
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.85%, 4/1/2023	$ 50,000	$ 49,348
4.20%, 4/1/2026	50,000	48,610
5.38%, 4/1/2036	116,000	112,475
		210,433
INSURANCE — 0.8%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	50,210
4.75%, 1/15/2049	75,000	76,529
Alleghany Corp. 4.90%, 9/15/2044	50,000	50,209
Allstate Corp.:
4.20%, 12/15/2046	50,000	48,581
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	25,000	24,229
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	14,060
4.50%, 6/15/2047	100,000	88,315
American International Group, Inc.:
3.30%, 3/1/2021	300,000	298,914
3.88%, 1/15/2035	200,000	171,800
3.90%, 4/1/2026	30,000	28,817
4.50%, 7/16/2044	50,000	44,446
4.88%, 6/1/2022	50,000	51,824
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	100,000	87,509
Aon PLC:
3.50%, 6/14/2024	50,000	48,946
3.88%, 12/15/2025	150,000	147,927
Assurant, Inc.:
4.20%, 9/27/2023	100,000	100,007
4.90%, 3/27/2028	50,000	49,873
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	90,790
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023 (c)	150,000	147,894
4.35%, 4/20/2028 (c)	150,000	141,891
5.00%, 4/20/2048 (c)	100,000	88,302
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	100,000	99,298
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	152,867
2.75%, 3/15/2023	50,000	49,070
3.00%, 2/11/2023	25,000	24,842
3.13%, 3/15/2026	55,000	53,314
4.50%, 2/11/2043	180,000	186,941
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	126,721
4.70%, 6/22/2047	150,000	111,439
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	197,056

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
2.88%, 11/3/2022	$ 50,000	$ 49,604
3.35%, 5/3/2026	250,000	244,525
4.15%, 3/13/2043	25,000	24,761
4.35%, 11/3/2045	125,000	127,889
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	93,011
4.50%, 3/1/2026	25,000	24,978
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (c)	100,000	95,730
Fidelity National Financial, Inc. 4.50%, 8/15/2028 (c)	50,000	49,950
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,354
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	100,000	93,053
5.13%, 4/15/2022	25,000	26,223
Lincoln National Corp.:
3.80%, 3/1/2028	35,000	33,718
4.00%, 9/1/2023	15,000	15,221
4.35%, 3/1/2048	50,000	45,450
6.30%, 10/9/2037	50,000	59,591
Loews Corp. 3.75%, 4/1/2026	50,000	49,405
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (b)	50,000	47,101
Markel Corp. 3.50%, 11/1/2027	50,000	47,077
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	29,377
3.30%, 3/14/2023	150,000	147,922
3.75%, 3/14/2026	25,000	24,696
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,300
MetLife, Inc.:
3.60%, 4/10/2024	300,000	301,431
4.05%, 3/1/2045	150,000	138,540
4.88%, 11/13/2043	200,000	207,246
6.40%, 12/15/2066	100,000	101,286
Series D, 4.37%, 9/15/2023	50,000	51,902
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (b)	75,000	72,284
Progressive Corp.:
3.75%, 8/23/2021	50,000	50,639
4.00%, 3/1/2029	50,000	51,407
4.20%, 3/15/2048	100,000	98,814
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	89,335
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	200,000	186,454
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	80,000	78,662
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b)	170,000	144,653
Security Description	Principal Amount	Value
Series MTN, 3.50%, 5/15/2024	$ 50,000	$ 50,178
Series MTN, 4.60%, 5/15/2044	75,000	74,820
Series MTN, 6.63%, 6/21/2040	25,000	30,589
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,568
Torchmark Corp. 4.55%, 9/15/2028	25,000	25,395
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,191
4.00%, 5/30/2047	80,000	77,053
4.05%, 3/7/2048	100,000	97,075
Series MTN, 6.25%, 6/15/2037	25,000	31,111
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,908
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	47,297
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,695
4.50%, 9/15/2028	50,000	48,824
XLIT, Ltd. 5.50%, 3/31/2045	125,000	129,277
		6,552,191
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	24,796
3.40%, 12/6/2027	200,000	185,150
3.60%, 11/28/2024	75,000	73,601
4.20%, 12/6/2047	60,000	53,284
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	227,152
3.63%, 5/19/2021	50,000	51,006
Amazon.com, Inc.:
1.90%, 8/21/2020	165,000	162,568
2.40%, 2/22/2023	200,000	193,556
2.50%, 11/29/2022	25,000	24,410
2.80%, 8/22/2024	100,000	97,190
3.15%, 8/22/2027	100,000	96,473
3.30%, 12/5/2021	200,000	202,406
3.80%, 12/5/2024	30,000	30,713
3.88%, 8/22/2037	125,000	121,591
4.05%, 8/22/2047	125,000	122,502
4.25%, 8/22/2057	135,000	133,209
4.95%, 12/5/2044	125,000	138,981
5.20%, 12/3/2025	50,000	54,889
Baidu, Inc. 2.88%, 7/6/2022	250,000	243,360
eBay, Inc.:
2.75%, 1/30/2023	150,000	144,289
3.45%, 8/1/2024	25,000	23,952
3.80%, 3/9/2022	50,000	50,271
Expedia Group, Inc. 3.80%, 2/15/2028	50,000	45,385
		2,500,734

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	$ 50,000	$ 47,361
4.25%, 3/1/2025	50,000	47,376
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,004
		119,741
IRON/STEEL — 0.1%
ArcelorMittal:
5.25%, 8/5/2020	40,000	40,440
5.50%, 3/1/2021	30,000	30,980
6.13%, 6/1/2025	20,000	20,932
6.25%, 2/25/2022	30,000	31,700
7.00%, 10/15/2039	31,000	32,458
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,301
5.20%, 8/1/2043	50,000	53,212
Vale Overseas, Ltd.:
4.38%, 1/11/2022	8,000	8,147
6.25%, 8/10/2026	150,000	162,450
6.88%, 11/10/2039	300,000	346,593
8.25%, 1/17/2034	25,000	30,918
		783,131
LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	150,000	138,421
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	48,591
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	143,791
2.88%, 3/1/2021	50,000	49,283
3.75%, 3/15/2025	25,000	24,050
Sands China, Ltd. 5.13%, 8/8/2025 (c)	250,000	247,430
		513,145
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	49,214
3.80%, 4/3/2028	100,000	100,916
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	144,330
Series GMTN, 1.85%, 9/4/2020	150,000	146,950
Series MTN, 2.10%, 1/10/2020	300,000	297,048
Series MTN, 2.40%, 6/6/2022	150,000	146,127
Series MTN, 3.75%, 11/24/2023	25,000	25,418
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	116,458
Security Description	Principal Amount	Value
4.75%, 5/15/2064	$ 25,000	$ 25,640
		1,052,101
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	9,941
4.20%, 1/15/2024	100,000	98,984
4.38%, 11/6/2020	15,000	15,083
4.38%, 4/5/2022	15,000	15,081
4.88%, 4/1/2021	15,000	15,124
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	13,810
Deere & Co.:
2.60%, 6/8/2022	25,000	24,491
3.90%, 6/9/2042	225,000	217,816
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	101,179
Series GMTN, 3.45%, 6/7/2023	25,000	25,115
Series MTN, 2.15%, 9/8/2022	150,000	143,946
Series MTN, 2.38%, 7/14/2020	25,000	24,752
Series MTN, 2.80%, 3/6/2023	150,000	146,635
Series MTN, 3.40%, 9/11/2025	25,000	24,754
Series MTN, 3.45%, 3/13/2025	100,000	99,758
Nvent Finance Sarl 4.55%, 4/15/2028	50,000	49,093
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	49,101
3.80%, 12/15/2026	30,000	29,131
4.20%, 9/15/2028	65,000	64,666
Wabtec Corp.:
4.15%, 3/15/2024	50,000	48,194
4.70%, 9/15/2028	50,000	47,010
		1,263,664
MEDIA — 1.1%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	100,000	98,637
3.70%, 10/15/2025	100,000	100,437
4.00%, 10/1/2023	100,000	102,562
5.40%, 10/1/2043	75,000	86,596
6.15%, 2/15/2041	350,000	431,756
CBS Corp.:
2.50%, 2/15/2023	50,000	47,068
2.90%, 1/15/2027	125,000	110,504
3.70%, 6/1/2028	50,000	46,485
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	64,918
4.20%, 3/15/2028	250,000	233,242
4.46%, 7/23/2022	150,000	151,444
4.91%, 7/23/2025	50,000	49,631
5.38%, 5/1/2047	150,000	134,892

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
5.75%, 4/1/2048	$ 250,000	$ 233,902
6.48%, 10/23/2045	185,000	187,945
4.50%, 2/1/2024	100,000	99,581
Comcast Corp.:
2.75%, 3/1/2023	175,000	170,326
3.00%, 2/1/2024	350,000	340,802
3.15%, 3/1/2026	225,000	214,812
3.15%, 2/15/2028	200,000	187,674
3.20%, 7/15/2036	250,000	214,087
3.30%, 10/1/2020	50,000	50,224
3.30%, 2/1/2027	150,000	143,595
3.40%, 7/15/2046	100,000	82,634
3.45%, 10/1/2021	540,000	545,497
3.60%, 3/1/2024	25,000	25,028
3.70%, 4/15/2024	55,000	55,325
3.90%, 3/1/2038	150,000	138,910
3.95%, 10/15/2025	350,000	353,871
3.97%, 11/1/2047	250,000	224,472
4.00%, 11/1/2049	69,000	62,019
4.05%, 11/1/2052	150,000	134,302
4.15%, 10/15/2028	95,000	96,427
4.20%, 8/15/2034	100,000	96,558
4.25%, 10/15/2030	50,000	50,542
4.25%, 1/15/2033	50,000	49,726
4.60%, 10/15/2038	55,000	55,638
4.65%, 7/15/2042	75,000	75,043
4.70%, 10/15/2048	55,000	55,654
4.95%, 10/15/2058	405,000	412,274
Discovery Communications LLC:
2.95%, 3/20/2023	275,000	263,164
3.25%, 4/1/2023	25,000	24,059
3.80%, 3/13/2024	100,000	97,710
3.95%, 3/20/2028	30,000	27,806
4.95%, 5/15/2042	50,000	44,493
5.00%, 9/20/2037	170,000	157,019
5.20%, 9/20/2047	280,000	257,891
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	43,705
6.13%, 1/31/2046	100,000	102,368
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	51,319
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	46,975
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	24,816
4.50%, 9/15/2042	100,000	79,481
5.00%, 2/1/2020	100,000	101,454
5.50%, 9/1/2041	175,000	155,295
5.88%, 11/15/2040	50,000	46,319
6.75%, 6/15/2039	50,000	50,699
Viacom, Inc.:
4.25%, 9/1/2023	100,000	99,658
4.38%, 3/15/2043	25,000	20,203
5.85%, 9/1/2043	200,000	195,788
Walt Disney Co.:
Security Description	Principal Amount	Value
2.30%, 2/12/2021	$ 200,000	$ 197,442
3.00%, 2/13/2026	50,000	48,295
Series GMTN, 3.15%, 9/17/2025	25,000	24,411
Series MTN, 1.80%, 6/5/2020	250,000	246,195
Series MTN, 3.00%, 7/30/2046	75,000	61,182
Warner Media LLC:
2.95%, 7/15/2026	200,000	178,180
3.55%, 6/1/2024	25,000	24,209
3.60%, 7/15/2025	300,000	284,616
3.80%, 2/15/2027	150,000	140,914
4.65%, 6/1/2044	25,000	22,016
4.85%, 7/15/2045	50,000	45,112
6.50%, 11/15/2036	50,000	53,445
		9,231,279
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	72,766
Timken Co. 4.50%, 12/15/2028	20,000	19,672
		92,438
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	25,033
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	119,430
5.00%, 9/30/2043	50,000	54,622
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,530
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	24,749
4.88%, 3/15/2042	50,000	47,274
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	24,094
4.75%, 3/22/2042	150,000	156,865
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	250,562
Southern Copper Corp. 5.88%, 4/23/2045	357,000	362,955
		1,115,114
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.88%, 10/15/2027	225,000	215,838
Series MTN, 2.00%, 8/7/2020	100,000	98,781
Series MTN, 3.63%, 10/15/2047	25,000	23,171
Eaton Corp.:
3.10%, 9/15/2027	100,000	94,349
4.15%, 11/2/2042	25,000	23,051
General Electric Co.:
2.70%, 10/9/2022	500,000	464,280
4.13%, 10/9/2042	225,000	175,756

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
4.50%, 3/11/2044	$ 250,000	$ 203,520
5.30%, 2/11/2021	25,000	25,047
Series GMTN, 2.20%, 1/9/2020	200,000	197,216
Series GMTN, 3.45%, 5/15/2024	50,000	45,892
Series MTN, 4.65%, 10/17/2021	50,000	50,166
Series MTN, 5.88%, 1/14/2038	50,000	47,775
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	318,490
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	28,350
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	49,217
Textron, Inc. 4.00%, 3/15/2026	50,000	48,706
		2,109,605
OIL & GAS — 1.7%
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	25,000	26,116
6.60%, 3/15/2046	300,000	331,029
Apache Corp.:
4.75%, 4/15/2043	275,000	237,418
6.00%, 1/15/2037	28,000	28,419
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	250,000	241,122
3.02%, 1/16/2027	200,000	187,740
3.22%, 4/14/2024	200,000	195,338
3.59%, 4/14/2027	250,000	242,067
3.94%, 9/21/2028	250,000	250,335
BP Capital Markets PLC:
2.32%, 2/13/2020	50,000	49,601
3.06%, 3/17/2022	200,000	198,214
3.81%, 2/10/2024	150,000	151,555
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	239,050
3.45%, 11/15/2021	25,000	24,731
3.85%, 6/1/2027	50,000	47,306
3.90%, 2/1/2025	25,000	24,251
Series GMTN, 4.95%, 6/1/2047	100,000	96,219
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	18,958
4.25%, 4/15/2027	50,000	45,530
4.45%, 9/15/2042	45,000	34,541
5.25%, 6/15/2037	100,000	87,220
5.40%, 6/15/2047	50,000	43,092
Chevron Corp.:
1.96%, 3/3/2020	250,000	247,457
1.99%, 3/3/2020	250,000	247,575
2.10%, 5/16/2021	250,000	245,097
2.42%, 11/17/2020	75,000	74,314
2.90%, 3/3/2024	150,000	146,604
2.95%, 5/16/2026	50,000	48,148
Security Description	Principal Amount	Value
3.19%, 6/24/2023	$ 25,000	$ 24,958
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	232,992
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,562
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	291,861
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	105,782
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	282,756
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	213,872
5.95%, 3/15/2046	200,000	242,840
6.50%, 2/1/2039	75,000	92,809
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	61,147
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	37,800
4.38%, 1/15/2028	40,000	37,708
4.50%, 4/15/2023	60,000	58,899
4.90%, 6/1/2044	30,000	26,651
5.00%, 9/15/2022	64,000	63,492
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	48,716
5.00%, 6/15/2045	25,000	22,111
5.85%, 12/15/2025	50,000	52,713
Ecopetrol SA:
4.13%, 1/16/2025	100,000	95,258
5.88%, 5/28/2045	225,000	212,344
7.38%, 9/18/2043	50,000	55,197
Encana Corp. 3.90%, 11/15/2021	25,000	24,993
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	96,172
3.90%, 4/1/2035	25,000	23,567
EQT Corp.:
2.50%, 10/1/2020	250,000	243,665
3.00%, 10/1/2022	250,000	236,920
3.90%, 10/1/2027	100,000	86,476
Equinor ASA:
2.65%, 1/15/2024	75,000	72,513
3.63%, 9/10/2028	50,000	50,103
3.70%, 3/1/2024	300,000	305,040
3.95%, 5/15/2043	50,000	47,614
4.80%, 11/8/2043	30,000	32,524
Exxon Mobil Corp.:
2.22%, 3/1/2021	200,000	197,466
2.73%, 3/1/2023	150,000	147,498
3.04%, 3/1/2026	250,000	243,705
4.11%, 3/1/2046	125,000	126,915
Hess Corp.:
5.60%, 2/15/2041	75,000	66,012
5.80%, 4/1/2047	250,000	224,697
Marathon Oil Corp.:

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
2.80%, 11/1/2022	$ 25,000	$ 23,455
4.40%, 7/15/2027	50,000	47,415
5.20%, 6/1/2045	50,000	46,301
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	48,611
3.80%, 4/1/2028 (c)	30,000	28,177
4.50%, 4/1/2048 (c)	25,000	21,159
5.13%, 12/15/2026 (c)	150,000	153,133
Nexen Energy ULC 5.88%, 3/10/2035	100,000	115,484
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	217,412
5.25%, 11/15/2043	50,000	44,529
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	97,740
4.20%, 3/15/2048	150,000	143,242
4.40%, 4/15/2046	125,000	121,625
Series 1, 4.10%, 2/1/2021	25,000	25,414
Petro-Canada 5.35%, 7/15/2033	25,000	27,285
Petroleos Mexicanos:
2.46%, 12/15/2025	17,500	16,134
3.50%, 7/23/2020	225,000	220,430
3.50%, 1/30/2023	25,000	22,692
4.25%, 1/15/2025	25,000	21,928
4.50%, 1/23/2026	75,000	64,906
4.63%, 9/21/2023	75,000	70,441
5.38%, 3/13/2022	50,000	49,174
6.35%, 2/12/2048	150,000	119,829
6.38%, 2/4/2021	250,000	253,232
6.38%, 1/23/2045	250,000	202,147
6.50%, 3/13/2027	250,000	235,577
6.50%, 1/23/2029	75,000	69,958
6.75%, 9/21/2047	598,000	495,527
6.88%, 8/4/2026	250,000	243,342
Phillips 66:
3.90%, 3/15/2028	50,000	48,111
4.30%, 4/1/2022	35,000	35,945
4.88%, 11/15/2044	95,000	92,624
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	50,535
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	243,067
2.13%, 5/11/2020	100,000	98,916
2.25%, 11/10/2020	200,000	197,582
2.50%, 9/12/2026	150,000	139,555
3.25%, 5/11/2025	100,000	98,593
4.00%, 5/10/2046	300,000	290,571
4.13%, 5/11/2035	75,000	74,683
4.38%, 5/11/2045	250,000	256,197
5.50%, 3/25/2040	25,000	28,965
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	24,466
4.00%, 11/15/2047	70,000	62,068
6.50%, 6/15/2038	50,000	57,664
Security Description	Principal Amount	Value
Total Capital International SA 3.75%, 4/10/2024	$ 375,000	$ 381,026
Total Capital SA 3.88%, 10/11/2028	25,000	25,668
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	45,865
6.13%, 2/1/2020	25,000	25,727
6.63%, 6/15/2037	250,000	275,540
		14,144,062
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	7,925
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	200,000	192,462
3.34%, 12/15/2027	50,000	45,992
4.08%, 12/15/2047	150,000	123,554
Halliburton Co.:
3.80%, 11/15/2025	350,000	339,377
4.85%, 11/15/2035	150,000	147,613
5.00%, 11/15/2045	35,000	34,346
7.45%, 9/15/2039	25,000	31,193
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	70,803
		993,265
PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	45,359
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,288
3.40%, 12/15/2027	35,000	32,724
WRKCo, Inc.:
3.38%, 9/15/2027 (c)	100,000	91,866
3.75%, 3/15/2025 (c)	100,000	97,540
		301,777
PHARMACEUTICALS — 1.6%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	317,210
2.50%, 5/14/2020	275,000	272,079
2.90%, 11/6/2022	25,000	24,376
3.20%, 5/14/2026	200,000	185,248
3.38%, 11/14/2021	20,000	19,995
3.75%, 11/14/2023	535,000	531,860
4.25%, 11/14/2028	35,000	34,088
4.30%, 5/14/2036	50,000	45,406
4.40%, 11/6/2042	50,000	44,090
4.45%, 5/14/2046	150,000	131,847
4.50%, 5/14/2035	50,000	46,266
4.88%, 11/14/2048	25,000	23,331
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	74,710
3.45%, 3/15/2022	200,000	196,848

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3.80%, 3/15/2025	$ 75,000	$ 73,163
3.85%, 6/15/2024	50,000	49,313
4.55%, 3/15/2035	350,000	333,042
4.75%, 3/15/2045	75,000	71,239
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	46,497
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	383,004
3.38%, 11/16/2025	35,000	33,899
3.50%, 8/17/2023	50,000	49,523
4.00%, 1/17/2029	35,000	34,765
4.00%, 9/18/2042	25,000	22,666
4.38%, 8/17/2048	40,000	37,946
6.45%, 9/15/2037	25,000	29,925
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027	250,000	243,992
3.25%, 8/1/2042	50,000	43,654
Cardinal Health, Inc.:
2.62%, 6/15/2022	150,000	144,676
3.08%, 6/15/2024	250,000	236,150
3.41%, 6/15/2027	300,000	272,607
4.90%, 9/15/2045	25,000	22,660
CVS Health Corp.:
2.13%, 6/1/2021	100,000	96,586
2.80%, 7/20/2020	20,000	19,822
2.88%, 6/1/2026	210,000	191,127
3.13%, 3/9/2020	220,000	219,569
3.35%, 3/9/2021	95,000	94,713
3.38%, 8/12/2024	25,000	24,171
3.50%, 7/20/2022	200,000	198,790
3.70%, 3/9/2023	485,000	480,237
3.88%, 7/20/2025	20,000	19,504
4.00%, 12/5/2023	25,000	25,090
4.10%, 3/25/2025	250,000	247,447
4.30%, 3/25/2028	110,000	107,653
4.78%, 3/25/2038	475,000	456,527
4.88%, 7/20/2035	45,000	43,714
5.05%, 3/25/2048	290,000	282,933
5.13%, 7/20/2045	185,000	180,395
Eli Lilly & Co.:
2.35%, 5/15/2022	300,000	294,267
3.10%, 5/15/2027	24,000	23,337
3.95%, 5/15/2047	250,000	244,517
5.55%, 3/15/2037	25,000	29,532
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	144,295
3.30%, 2/25/2021	25,000	24,900
4.50%, 2/25/2026	75,000	76,058
4.80%, 7/15/2046	150,000	143,158
6.13%, 11/15/2041	25,000	28,537
GlaxoSmithKline Capital PLC 3.13%, 5/14/2021	70,000	70,091
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	24,547
3.38%, 5/15/2023	100,000	100,500
Security Description	Principal Amount	Value
3.63%, 5/15/2025	$ 55,000	$ 55,314
3.88%, 5/15/2028	100,000	101,692
4.20%, 3/18/2043	25,000	25,088
6.38%, 5/15/2038	50,000	62,867
Johnson & Johnson:
1.65%, 3/1/2021	50,000	48,786
2.25%, 3/3/2022	250,000	245,732
2.45%, 3/1/2026	30,000	28,164
2.90%, 1/15/2028	250,000	238,935
3.38%, 12/5/2023	25,000	25,505
3.40%, 1/15/2038	250,000	233,375
3.55%, 3/1/2036	150,000	143,119
3.63%, 3/3/2037	200,000	192,254
3.70%, 3/1/2046	50,000	47,579
3.75%, 3/3/2047	100,000	95,880
4.50%, 12/5/2043	50,000	53,596
McKesson Corp.:
2.85%, 3/15/2023	25,000	24,154
3.65%, 11/30/2020	100,000	100,409
3.95%, 2/16/2028	60,000	57,699
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	25,624
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	49,012
2.40%, 9/15/2022	25,000	24,392
2.75%, 2/10/2025	325,000	314,483
3.60%, 9/15/2042	25,000	23,777
3.70%, 2/10/2045	50,000	47,838
Mylan NV:
3.15%, 6/15/2021	380,000	372,453
5.25%, 6/15/2046	250,000	205,732
Novartis Capital Corp.:
1.80%, 2/14/2020	175,000	172,755
2.40%, 5/17/2022	300,000	292,473
3.00%, 11/20/2025	25,000	24,233
3.10%, 5/17/2027	30,000	29,117
3.40%, 5/6/2024	25,000	25,081
4.00%, 11/20/2045	50,000	50,256
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	45,211
Pfizer, Inc.:
2.20%, 12/15/2021	200,000	196,642
3.00%, 9/15/2021	40,000	40,293
3.00%, 12/15/2026	150,000	144,780
3.20%, 9/15/2023	50,000	50,129
3.40%, 5/15/2024	25,000	25,165
3.60%, 9/15/2028	100,000	100,371
4.00%, 12/15/2036	150,000	148,732
4.10%, 9/15/2038	200,000	200,836
4.20%, 9/15/2048	35,000	35,553
7.20%, 3/15/2039	75,000	104,479
Sanofi:
3.63%, 6/19/2028	100,000	100,822
4.00%, 3/29/2021	25,000	25,544

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	$ 300,000	$ 289,863
2.88%, 9/23/2023	100,000	94,492
3.20%, 9/23/2026	30,000	27,346
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (c)	100,000	101,139
5.00%, 11/26/2028 (c)	100,000	102,156
Wyeth LLC 6.00%, 2/15/2036	25,000	30,420
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	46,172
3.90%, 8/20/2028	50,000	49,408
4.45%, 8/20/2048	25,000	24,509
4.70%, 2/1/2043	25,000	25,359
		13,414,887
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	72,619
5.20%, 12/1/2047	100,000	89,913
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	44,812
4.88%, 2/1/2021	25,000	25,284
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	149,518
Enable Midstream Partners L.P.:
4.40%, 3/15/2027	50,000	45,991
4.95%, 5/15/2028	30,000	28,693
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,256
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	48,362
3.70%, 7/15/2027	50,000	47,368
4.25%, 12/1/2026	50,000	49,333
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	46,821
4.75%, 1/15/2026	225,000	218,297
5.15%, 2/1/2043	25,000	21,578
5.15%, 3/15/2045	225,000	195,370
5.30%, 4/15/2047	250,000	221,417
Energy Transfer Partners L.P. 5.20%, 2/1/2022	100,000	102,714
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	74,164
3.50%, 2/1/2022	25,000	25,016
3.75%, 2/15/2025	75,000	74,130
3.95%, 2/15/2027	200,000	197,702
4.15%, 10/16/2028	25,000	24,858
4.80%, 2/1/2049	25,000	24,190
4.85%, 3/15/2044	50,000	48,364
4.90%, 5/15/2046	50,000	48,715
5.10%, 2/15/2045	200,000	199,026
Security Description	Principal Amount	Value
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	$ 250,000	$ 207,340
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	150,000	125,019
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	25,000	24,724
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	15,000	14,733
Series 5Y, 4.75%, 7/15/2023	250,000	248,687
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	274,079
5.40%, 9/1/2044	25,000	24,078
Kinder Morgan, Inc.:
3.15%, 1/15/2023	200,000	193,960
4.30%, 6/1/2025	300,000	298,437
5.05%, 2/15/2046	50,000	46,488
5.30%, 12/1/2034	200,000	196,484
5.55%, 6/1/2045	150,000	149,440
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	45,028
5.00%, 3/1/2026	50,000	52,137
MPLX L.P.:
4.00%, 3/15/2028	35,000	32,843
4.50%, 4/15/2038	180,000	158,078
4.70%, 4/15/2048	25,000	21,591
4.80%, 2/15/2029	105,000	104,699
4.88%, 6/1/2025	50,000	50,439
4.90%, 4/15/2058	25,000	21,092
5.20%, 3/1/2047	100,000	92,850
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	24,502
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	28,728
4.55%, 7/15/2028	50,000	49,325
4.95%, 7/13/2047	150,000	138,109
5.20%, 7/15/2048	25,000	23,891
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,312
4.90%, 10/1/2046	10,000	9,216
3.75%, 3/1/2028	25,000	23,093
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	23,707
4.50%, 12/15/2026	50,000	48,077
4.65%, 10/15/2025	550,000	538,659
4.70%, 6/15/2044	25,000	20,857
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	95,147
5.63%, 2/1/2021	95,000	97,806
5.63%, 3/1/2025	200,000	208,386
5.75%, 5/15/2024	75,000	78,355
5.88%, 6/30/2026	250,000	265,142

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Spectra Energy Partners L.P. 4.75%, 3/15/2024	$ 500,000	$ 512,255
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	45,807
5.30%, 4/1/2044	25,000	22,073
5.35%, 5/15/2045	25,000	22,072
5.40%, 10/1/2047	150,000	135,235
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	96,032
4.63%, 3/1/2034	250,000	239,997
4.75%, 5/15/2038	100,000	97,913
4.88%, 5/15/2048	200,000	194,684
7.63%, 1/15/2039	25,000	31,397
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	240,212
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	49,235
Western Gas Partners L.P.:
4.50%, 3/1/2028	20,000	18,746
4.75%, 8/15/2028	60,000	57,347
5.30%, 3/1/2048	50,000	43,120
5.45%, 4/1/2044	25,000	22,040
Williams Cos., Inc.:
3.60%, 3/15/2022	100,000	98,262
3.70%, 1/15/2023	20,000	19,515
3.75%, 6/15/2027	200,000	188,040
3.90%, 1/15/2025	50,000	48,524
4.55%, 6/24/2024	65,000	65,617
5.10%, 9/15/2045	125,000	116,162
5.25%, 3/15/2020	25,000	25,495
5.75%, 6/24/2044	25,000	24,780
		8,628,609
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	51,275
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	100,000	96,226
4.70%, 7/1/2030	35,000	35,442
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	30,000	28,112
American Tower Corp.:
2.25%, 1/15/2022	100,000	95,934
3.00%, 6/15/2023	250,000	239,825
3.13%, 1/15/2027	100,000	91,233
3.38%, 10/15/2026	75,000	69,876
3.50%, 1/31/2023	50,000	49,190
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	24,597
Security Description	Principal Amount	Value
Series GMTN, 2.95%, 5/11/2026	$ 50,000	$ 47,346
Series MTN, 3.20%, 1/15/2028	40,000	37,999
Series MTN, 3.90%, 10/15/2046	50,000	45,775
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	135,903
3.65%, 2/1/2026	100,000	96,929
3.85%, 2/1/2023	75,000	75,101
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	48,430
4.13%, 6/15/2026	50,000	48,376
Camden Property Trust 4.10%, 10/15/2028	20,000	20,258
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	236,555
3.65%, 9/1/2027	250,000	232,597
3.70%, 6/15/2026	15,000	14,255
4.00%, 3/1/2027	20,000	19,314
4.75%, 5/15/2047	100,000	95,194
5.25%, 1/15/2023	100,000	103,901
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	119,356
3.70%, 8/15/2027	150,000	142,159
3.95%, 7/1/2022	25,000	25,126
Duke Realty L.P. 4.00%, 9/15/2028	100,000	99,312
EPR Properties:
4.50%, 6/1/2027	50,000	48,233
4.95%, 4/15/2028	50,000	49,499
ERP Operating L.P.:
3.50%, 3/1/2028	100,000	97,266
4.00%, 8/1/2047	50,000	46,333
4.15%, 12/1/2028	100,000	101,924
Essex Portfolio L.P.:
3.63%, 5/1/2027	50,000	48,183
4.50%, 3/15/2048	50,000	48,279
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	47,304
HCP, Inc.:
2.63%, 2/1/2020	25,000	24,820
3.88%, 8/15/2024	50,000	49,073
4.00%, 12/1/2022	200,000	199,506
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	175,000	170,256
3.50%, 8/1/2026	25,000	23,499
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	48,672
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	45,809
4.50%, 6/15/2023	25,000	25,129
4.95%, 2/15/2027	70,000	68,362
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	49,238

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Kilroy Realty L.P.:
3.45%, 12/15/2024	$ 50,000	$ 48,247
4.75%, 12/15/2028	25,000	25,425
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	45,002
3.30%, 2/1/2025	40,000	38,066
3.80%, 4/1/2027	25,000	24,062
Mid-America Apartments L.P. 3.60%, 6/1/2027	50,000	48,109
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	48,009
4.30%, 10/15/2028	35,000	35,094
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	150,297
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	94,831
Prologis L.P.:
3.75%, 11/1/2025	50,000	50,226
4.25%, 8/15/2023	150,000	154,809
Public Storage 2.37%, 9/15/2022	125,000	120,732
Realty Income Corp.:
3.65%, 1/15/2028	100,000	96,668
3.88%, 4/15/2025	100,000	99,824
4.13%, 10/15/2026	50,000	50,226
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	49,292
4.40%, 2/1/2047	150,000	140,041
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	22,988
Select Income REIT 4.25%, 5/15/2024	50,000	48,397
Senior Housing Properties Trust 4.75%, 2/15/2028	100,000	93,218
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	344,183
2.63%, 6/15/2022	100,000	97,434
2.75%, 6/1/2023	200,000	194,124
4.25%, 11/30/2046	50,000	48,043
STORE Capital Corp. 4.50%, 3/15/2028	50,000	48,620
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	46,879
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	142,198
Series MTN, 2.95%, 9/1/2026	25,000	23,230
Series MTN, 3.50%, 7/1/2027	50,000	47,360
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	48,732
3.85%, 4/1/2027	100,000	96,086
4.00%, 3/1/2028	100,000	96,828
4.38%, 2/1/2045	75,000	68,710
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	37,136
Security Description	Principal Amount	Value
4.13%, 6/1/2021	$ 5,000	$ 5,042
4.60%, 2/6/2024	5,000	5,046
4.63%, 11/1/2025	50,000	50,057
4.88%, 6/1/2026	10,000	9,989
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	48,142
Welltower, Inc.:
4.00%, 6/1/2025	175,000	172,076
5.25%, 1/15/2022	50,000	52,013
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	25,772
		6,756,969
RETAIL — 0.8%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	24,722
AutoZone, Inc. 3.75%, 6/1/2027	100,000	96,622
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	47,785
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	146,668
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,416
4.55%, 2/15/2048	15,000	13,684
Dollar General Corp.:
4.13%, 5/1/2028	70,000	68,097
4.15%, 11/1/2025	25,000	24,942
Dollar Tree, Inc.:
3.70%, 5/15/2023	245,000	240,112
4.00%, 5/15/2025	100,000	96,114
4.20%, 5/15/2028	45,000	42,620
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	98,057
2.13%, 9/15/2026	150,000	134,964
2.63%, 6/1/2022	150,000	148,305
2.80%, 9/14/2027	250,000	235,367
3.00%, 4/1/2026	350,000	338,296
3.75%, 2/15/2024	25,000	25,568
3.90%, 6/15/2047	200,000	189,200
4.25%, 4/1/2046	35,000	34,946
5.95%, 4/1/2041	50,000	61,181
Kohl's Corp. 5.55%, 7/17/2045	20,000	18,682
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	44,465
3.10%, 5/3/2027	200,000	182,778
3.38%, 9/15/2025	25,000	23,733
3.70%, 4/15/2046	50,000	40,828
4.05%, 5/3/2047	300,000	258,669
4.25%, 9/15/2044	25,000	22,162
4.38%, 9/15/2045	25,000	22,532
4.65%, 4/15/2042	25,000	23,583
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	23,100
4.50%, 12/15/2034	6,000	4,848

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	$ 25,000	$ 24,816
Series MTN, 3.35%, 4/1/2023	80,000	79,657
Series MTN, 3.50%, 3/1/2027	50,000	48,365
Series MTN, 3.70%, 1/30/2026	75,000	73,675
Series MTN, 3.80%, 4/1/2028	100,000	98,028
Series MTN, 4.45%, 3/1/2047	125,000	119,465
Series MTN, 4.45%, 9/1/2048	20,000	19,074
Series MTN, 4.70%, 12/9/2035	150,000	150,276
Series MTN, 4.88%, 12/9/2045	100,000	100,794
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	47,244
4.35%, 6/1/2028	100,000	99,794
QVC, Inc. 5.45%, 8/15/2034	50,000	43,837
Starbucks Corp.:
2.20%, 11/22/2020	200,000	196,710
3.80%, 8/15/2025	50,000	49,400
3.85%, 10/1/2023	25,000	25,342
4.00%, 11/15/2028	50,000	49,458
4.50%, 11/15/2048	30,000	27,973
Target Corp.:
2.50%, 4/15/2026	50,000	46,662
3.90%, 11/15/2047	250,000	229,937
4.00%, 7/1/2042	50,000	47,172
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	45,361
Walgreen Co. 3.10%, 9/15/2022	25,000	24,411
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	198,988
3.45%, 6/1/2026	250,000	235,080
4.50%, 11/18/2034	25,000	23,425
4.65%, 6/1/2046	25,000	22,569
Walmart, Inc.:
1.90%, 12/15/2020	250,000	246,005
2.35%, 12/15/2022	250,000	243,370
2.65%, 12/15/2024	150,000	145,044
3.30%, 4/22/2024	325,000	325,695
3.63%, 12/15/2047	250,000	231,387
3.70%, 6/26/2028	100,000	101,428
3.95%, 6/28/2038	425,000	422,318
4.05%, 6/29/2048	35,000	34,774
		6,624,580
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.85%, 3/12/2020	20,000	19,924
2.95%, 1/12/2021	50,000	49,551
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	25,178
4.35%, 4/1/2047	100,000	97,806
5.10%, 10/1/2035	50,000	53,877
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	100,000	98,796
Security Description	Principal Amount	Value
2.65%, 1/15/2023	$ 200,000	$ 185,362
3.00%, 1/15/2022	100,000	96,156
3.63%, 1/15/2024	350,000	330,967
3.88%, 1/15/2027	350,000	313,824
Intel Corp.:
1.85%, 5/11/2020	200,000	197,718
2.35%, 5/11/2022	50,000	48,892
2.45%, 7/29/2020	100,000	99,508
2.60%, 5/19/2026	225,000	211,257
2.88%, 5/11/2024	200,000	195,060
3.15%, 5/11/2027	200,000	195,018
3.30%, 10/1/2021	25,000	25,259
4.10%, 5/19/2046	20,000	19,644
4.10%, 5/11/2047	200,000	195,314
Lam Research Corp. 2.75%, 3/15/2020	25,000	24,847
Micron Technology, Inc. 5.50%, 2/1/2025	25,000	24,525
NVIDIA Corp. 3.20%, 9/16/2026	50,000	47,508
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (c)	100,000	100,673
QUALCOMM, Inc.:
2.25%, 5/20/2020	150,000	147,894
2.60%, 1/30/2023	200,000	192,344
2.90%, 5/20/2024	200,000	190,358
3.25%, 5/20/2027	50,000	46,519
3.45%, 5/20/2025	50,000	48,091
4.30%, 5/20/2047	50,000	44,508
4.80%, 5/20/2045	25,000	23,869
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	66,597
4.15%, 5/15/2048	150,000	149,754
Xilinx, Inc. 2.95%, 6/1/2024	50,000	47,738
		3,614,336
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	243,312
4.50%, 6/15/2047	150,000	134,531
Adobe, Inc. 3.25%, 2/1/2025	25,000	24,596
Autodesk, Inc. 3.50%, 6/15/2027	50,000	46,629
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,190
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	183,806
3.63%, 10/15/2020	28,000	28,081
3.88%, 6/5/2024	7,000	6,993
Series 30Y, 4.75%, 5/15/2048	50,000	46,885
Fiserv, Inc.:
2.70%, 6/1/2020	100,000	99,165
3.80%, 10/1/2023	300,000	301,404

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
4.20%, 10/1/2028	$ 65,000	$ 64,888
Microsoft Corp.:
1.55%, 8/8/2021	200,000	194,288
1.85%, 2/6/2020	250,000	248,135
2.00%, 11/3/2020	150,000	148,360
2.00%, 8/8/2023	50,000	47,945
2.40%, 2/6/2022	300,000	296,616
2.40%, 8/8/2026	200,000	186,560
3.13%, 11/3/2025	50,000	49,484
3.30%, 2/6/2027	280,000	277,516
3.45%, 8/8/2036	50,000	47,474
3.63%, 12/15/2023	25,000	25,739
3.70%, 8/8/2046	200,000	192,016
3.95%, 8/8/2056	75,000	72,776
4.00%, 2/12/2055	75,000	73,856
4.10%, 2/6/2037	250,000	256,837
4.20%, 11/3/2035	65,000	67,831
4.45%, 11/3/2045	275,000	295,853
4.50%, 2/6/2057	250,000	269,112
5.20%, 6/1/2039	50,000	58,287
Series 30Y, 4.25%, 2/6/2047	150,000	157,425
Oracle Corp.:
1.90%, 9/15/2021	200,000	193,468
2.40%, 9/15/2023	200,000	191,994
2.50%, 5/15/2022	50,000	48,926
2.63%, 2/15/2023	235,000	229,127
2.65%, 7/15/2026	45,000	41,775
2.80%, 7/8/2021	250,000	248,917
2.95%, 11/15/2024	200,000	194,372
2.95%, 5/15/2025	10,000	9,620
3.25%, 11/15/2027	50,000	48,223
3.80%, 11/15/2037	180,000	168,165
3.85%, 7/15/2036	150,000	141,714
3.90%, 5/15/2035	5,000	4,784
4.00%, 7/15/2046	180,000	167,897
4.00%, 11/15/2047	285,000	265,335
4.30%, 7/8/2034	200,000	200,790
4.38%, 5/15/2055	10,000	9,766
salesforce.com, Inc.:
3.25%, 4/11/2023	25,000	25,100
3.70%, 4/11/2028	25,000	25,110
VMware, Inc.:
2.30%, 8/21/2020	150,000	146,903
3.90%, 8/21/2027	150,000	133,149
		6,666,725
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	98,012
4.38%, 7/16/2042	50,000	47,959
6.13%, 3/30/2040	100,000	117,868
AT&T, Inc.:
2.45%, 6/30/2020	500,000	494,055
3.20%, 3/1/2022	250,000	246,647
3.40%, 5/15/2025	250,000	235,507
Security Description	Principal Amount	Value
3.90%, 3/11/2024	$ 25,000	$ 24,846
4.10%, 2/15/2028	584,000	561,452
4.13%, 2/17/2026	350,000	342,258
4.30%, 2/15/2030	130,000	123,230
4.45%, 4/1/2024	25,000	25,366
4.50%, 5/15/2035	300,000	271,938
4.55%, 3/9/2049	208,000	179,188
4.75%, 5/15/2046	30,000	26,667
4.80%, 6/15/2044	50,000	44,850
5.15%, 11/15/2046	50,000	46,555
5.15%, 2/15/2050	150,000	138,924
5.25%, 3/1/2037	400,000	392,192
5.45%, 3/1/2047	250,000	243,772
5.65%, 2/15/2047	150,000	149,995
Bell Canada, Inc. 4.46%, 4/1/2048	30,000	29,265
British Telecommunications PLC 5.13%, 12/4/2028	200,000	200,992
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	194,474
2.20%, 2/28/2021	100,000	98,682
2.45%, 6/15/2020	300,000	298,263
3.00%, 6/15/2022	25,000	24,975
3.50%, 6/15/2025	25,000	25,100
3.63%, 3/4/2024	25,000	25,499
5.50%, 1/15/2040	300,000	354,159
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	24,331
4.60%, 2/23/2028	125,000	121,101
Orange SA 5.50%, 2/6/2044	50,000	53,395
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	29,415
4.30%, 2/15/2048	40,000	38,026
5.00%, 3/15/2044	50,000	51,959
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	134,823
5.21%, 3/8/2047	300,000	274,488
7.05%, 6/20/2036	25,000	28,585
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	31,841
TELUS Corp. 4.60%, 11/16/2048	150,000	148,986
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	45,291
3.13%, 3/16/2022	250,000	248,532
3.38%, 2/15/2025	250,000	242,507
3.50%, 11/1/2024	50,000	49,342
4.27%, 1/15/2036	28,000	26,319
4.33%, 9/21/2028	835,000	838,056
4.40%, 11/1/2034	250,000	241,305
4.50%, 8/10/2033	250,000	247,010
4.52%, 9/15/2048	25,000	23,417
4.81%, 3/15/2039	100,000	98,369
5.01%, 4/15/2049	400,000	398,536
5.01%, 8/21/2054	250,000	241,292

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
5.25%, 3/16/2037	$ 150,000	$ 157,041
5.50%, 3/16/2047	350,000	374,328
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	47,843
2.95%, 2/19/2023	125,000	120,286
3.75%, 1/16/2024	170,000	167,185
4.13%, 5/30/2025	50,000	49,399
4.38%, 5/30/2028	55,000	53,314
4.38%, 2/19/2043	75,000	63,297
5.00%, 5/30/2038	190,000	177,620
5.25%, 5/30/2048	225,000	210,827
		10,120,756
TEXTILES — 0.0% (a)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	146,230
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	27,380
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	100,056
3.75%, 4/1/2024	25,000	25,635
3.90%, 8/1/2046	100,000	93,755
4.05%, 6/15/2048	155,000	148,595
4.13%, 6/15/2047	150,000	145,656
4.15%, 12/15/2048	30,000	29,281
4.45%, 3/15/2043	50,000	50,664
4.55%, 9/1/2044	50,000	52,173
4.90%, 4/1/2044	125,000	134,759
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	95,724
2.95%, 11/21/2024	50,000	48,574
3.20%, 8/2/2046	25,000	21,387
3.65%, 2/3/2048	50,000	46,312
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	101,157
4.80%, 9/15/2035	30,000	31,468
CSX Corp.:
3.25%, 6/1/2027	50,000	47,248
3.40%, 8/1/2024	25,000	24,875
3.80%, 3/1/2028	50,000	49,038
3.80%, 11/1/2046	100,000	88,523
4.10%, 3/15/2044	75,000	69,688
4.25%, 3/15/2029	95,000	96,521
4.30%, 3/1/2048	50,000	47,865
4.65%, 3/1/2068	50,000	46,062
FedEx Corp.:
3.40%, 2/15/2028	50,000	47,153
3.90%, 2/1/2035	200,000	181,144
4.00%, 1/15/2024	25,000	25,393
4.05%, 2/15/2048	50,000	42,199
4.55%, 4/1/2046	100,000	91,249
Security Description	Principal Amount	Value
4.75%, 11/15/2045	$ 25,000	$ 23,478
4.95%, 10/17/2048	100,000	96,707
Kansas City Southern 4.70%, 5/1/2048	50,000	48,892
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	141,216
3.00%, 4/1/2022	25,000	24,823
3.15%, 6/1/2027	50,000	47,454
3.94%, 11/1/2047	265,000	239,767
4.45%, 6/15/2045	19,000	18,657
Ryder System, Inc.:
Series MTN, 2.80%, 3/1/2022	100,000	97,273
Series MTN, 3.45%, 11/15/2021	100,000	99,693
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	46,624
3.20%, 6/8/2021	35,000	35,127
3.50%, 6/8/2023	50,000	50,130
3.80%, 10/1/2051	52,000	44,462
3.95%, 9/10/2028	30,000	29,983
4.05%, 3/1/2046	175,000	160,464
4.10%, 9/15/2067	15,000	12,612
4.38%, 9/10/2038	110,000	108,371
4.50%, 9/10/2048	130,000	128,496
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	147,138
2.35%, 5/16/2022	50,000	48,736
2.40%, 11/15/2026	30,000	27,442
2.45%, 10/1/2022	125,000	122,006
2.50%, 4/1/2023	150,000	145,978
3.05%, 11/15/2027	200,000	190,402
3.75%, 11/15/2047	175,000	157,899
		4,275,984
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	47,393
4.55%, 11/7/2028	50,000	49,485
		96,878
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	114,034
3.40%, 3/1/2025	25,000	24,743
3.75%, 9/1/2028	100,000	100,193
3.75%, 9/1/2047	100,000	89,525
4.30%, 12/1/2042	25,000	24,826
		353,321
TOTAL CORPORATE BONDS & NOTES (Cost $239,812,880)		228,812,140

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.5%
ASSET-BACKED - OTHER — 0.0% (a)
Ally Master Owner Trust Series 2018-1, Class A2, Class A2, 2.70%, 1/17/2023	$ 100,000	$ 99,286
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, Class A1, 2.16%, 9/15/2022	150,000	147,863
		247,149
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2017-2, Class A4, 2.10%, 3/15/2022	200,000	197,268
AmeriCredit Automobile Receivables Trust 2017-2 Series 2017-2, Class B, 2.40%, 5/18/2022	200,000	197,732
Carmax Auto Owner Trust 2016-3 Series 2016-3, Class A4, 1.60%, 1/18/2022	200,000	196,224
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	196,811
Drive Auto Receivables Trust Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	100,753
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, 1.40%, 2/15/2022	200,000	195,872
Honda Auto Receivables Owner Trust Series 2018-1I, Class A3, Class A3, 2.60%, 2/15/2022	225,000	223,598
Nissan Auto Lease Trust 2018-A Series 2018-A, Class A4, 3.35%, 9/15/2023	200,000	201,134
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, Class A3, 3.06%, 3/15/2023	60,000	60,071
Santander Drive Auto Receivables Trust:
Series 2018-2, Class B, Class B, 3.03%, 9/15/2022	60,000	59,887
Series 2018-1, Class D, Class D, 3.32%, 3/15/2024	85,000	84,224
Series 2018-4, Class C, Class C, 3.56%, 7/15/2024	50,000	50,248
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, Class A3, 3.19%, 12/15/2021	50,000	50,062
		1,813,884
Security Description	Principal Amount	Value
CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2018-8, Class A, Class A, 3.18%, 4/15/2024	$ 68,000	$ 68,497
Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	294,285
BA Credit Card Trust Series 2018-A2, Class A2, Class A2, 3.00%, 9/15/2023	300,000	300,797
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	194,040
Series 2017-A4, Class A4, 1.99%, 7/17/2023	300,000	295,466
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, Class A3, 1.92%, 4/7/2022	300,000	296,078
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	99,943
Discover Card Execution Note Trust Series 2015-A2, Class A, 1.90%, 10/17/2022	300,000	295,499
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, Class A, 2.21%, 5/15/2024	400,000	392,037
		2,236,642
TOTAL ASSET-BACKED SECURITIES (Cost $4,331,602)		4,297,675
FOREIGN GOVERNMENT OBLIGATIONS — 4.2%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.75%, 01/24/2020	200,000	198,244
1.88%, 01/20/2021	100,000	98,508
Series GMTN, 2.88%, 03/13/2023	100,000	100,713
		397,465
CANADA — 0.5%
Canada Government International Bond 2.00%, 11/15/2022	275,000	269,321
Export Development Canada:
1.38%, 10/21/2021	50,000	48,357
1.50%, 05/26/2021	50,000	48,734
2.00%, 05/17/2022	50,000	49,006
2.50%, 01/24/2023	200,000	198,820
Province of Alberta Canada:
2.20%, 07/26/2022	50,000	48,909
3.30%, 03/15/2028	400,000	403,920

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Province of British Columbia Canada:
2.25%, 06/02/2026	$ 150,000	$ 143,514
2.65%, 09/22/2021	50,000	50,001
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	234,485
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	51,434
Province of Ontario Canada:
1.88%, 05/21/2020	250,000	247,182
2.20%, 10/03/2022	250,000	243,957
2.40%, 02/08/2022	350,000	345,359
2.50%, 09/10/2021	25,000	24,808
2.50%, 04/27/2026	350,000	337,928
2.55%, 02/12/2021	200,000	199,184
4.40%, 04/14/2020	50,000	51,058
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	197,736
2.50%, 04/20/2026	250,000	241,953
2.63%, 02/13/2023	250,000	248,122
2.75%, 08/25/2021	50,000	50,013
2.75%, 04/12/2027	200,000	195,088
Series QO, 2.88%, 10/16/2024	200,000	199,618
		4,128,507
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	48,351
3.24%, 02/06/2028	200,000	192,120
3.86%, 06/21/2047	300,000	280,125
		520,596
COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	191,372
4.00%, 02/26/2024	275,000	272,462
4.50%, 01/28/2026	250,000	250,547
5.00%, 06/15/2045	200,000	190,704
5.63%, 02/26/2044	200,000	206,584
		1,111,669
GERMANY — 0.6%
FMS Wertmanagement:
1.75%, 01/24/2020	200,000	198,262
2.75%, 03/06/2023	300,000	300,705
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	54,614
1.50%, 06/15/2021	700,000	681,667
1.63%, 05/29/2020	250,000	246,540
1.75%, 03/31/2020	500,000	494,715
1.88%, 12/15/2020	350,000	345,019
2.00%, 05/02/2025	100,000	95,575
2.13%, 03/07/2022	250,000	246,155
2.13%, 06/15/2022	250,000	245,802
Security Description	Principal Amount	Value
2.13%, 01/17/2023	$ 100,000	$ 97,888
2.38%, 12/29/2022	250,000	247,502
2.50%, 11/20/2024	300,000	296,049
2.63%, 04/12/2021	300,000	300,159
2.63%, 01/25/2022	50,000	50,001
2.88%, 04/03/2028	490,000	491,862
Series GMTN, 3.13%, 12/15/2021	500,000	507,110
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	100,000	102,015
Series 36, 2.00%, 12/06/2021	150,000	147,342
Series 37, 2.50%, 11/15/2027	50,000	48,558
		5,197,540
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	375,672
6.38%, 03/29/2021	150,000	158,552
		534,224
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	263,164
4.75%, 02/11/2029	150,000	152,678
5.35%, 02/11/2049	100,000	103,301
		519,143
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	96,849
3.25%, 01/17/2028	100,000	98,316
4.00%, 06/30/2022	50,000	51,248
4.13%, 01/17/2048	100,000	98,260
		344,673
ITALY — 0.0% (a)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	52,497
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	24,193
2.13%, 07/21/2020	200,000	197,986
2.25%, 02/24/2020	250,000	248,767
2.50%, 06/01/2022	200,000	197,404
2.75%, 11/16/2027	200,000	192,814
2.88%, 07/21/2027	100,000	97,622
3.25%, 07/20/2023	150,000	152,004
3.38%, 10/31/2023	200,000	203,800
Series DTC, 1.88%, 04/20/2021	225,000	220,410
Series DTC, 2.38%, 04/20/2026	200,000	191,068
		1,726,068

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	$ 100,000	$ 99,011
3.75%, 01/11/2028	100,000	93,684
4.00%, 10/02/2023	80,000	79,669
4.13%, 01/21/2026	125,000	122,342
4.15%, 03/28/2027	400,000	386,288
4.60%, 02/10/2048	400,000	355,284
5.55%, 01/21/2045	300,000	303,741
6.05%, 01/11/2040	30,000	31,805
Series GMTN, 3.50%, 01/21/2021	200,000	199,230
Series MTN, 4.75%, 03/08/2044	100,000	90,775
		1,761,829
PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	148,750
3.88%, 03/17/2028	200,000	197,546
4.50%, 05/15/2047	50,000	48,653
4.50%, 04/16/2050	200,000	191,710
6.70%, 01/26/2036	50,000	61,236
		647,895
PERU — 0.0% (a)
Peruvian Government International Bond:
4.13%, 08/25/2027	150,000	155,009
5.63%, 11/18/2050	150,000	176,002
6.55%, 03/14/2037	25,000	31,535
		362,546
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041	200,000	189,430
3.70%, 02/02/2042	100,000	94,747
3.95%, 01/20/2040	200,000	195,322
4.00%, 01/15/2021	100,000	101,149
4.20%, 01/21/2024	300,000	308,574
5.00%, 01/13/2037	150,000	166,462
7.75%, 01/14/2031	100,000	134,874
		1,190,558
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	49,470
3.25%, 04/06/2026	175,000	171,817
4.00%, 01/22/2024	150,000	153,967
5.00%, 03/23/2022	50,000	52,742
5.13%, 04/21/2021	250,000	261,110
		689,106
Security Description	Principal Amount	Value
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
2.13%, 02/11/2021	$ 100,000	$ 97,911
2.38%, 04/21/2027	25,000	22,639
3.00%, 11/01/2022	250,000	247,163
3.25%, 11/10/2025	150,000	146,202
3.50%, 11/27/2021	250,000	252,262
5.13%, 06/29/2020	100,000	103,071
Korea Development Bank:
2.50%, 01/13/2021	100,000	98,790
2.75%, 03/19/2023	200,000	195,188
3.00%, 01/13/2026	100,000	95,787
Korea International Bank 3.50%, 9/20/2028	200,000	201,592
		1,460,605
SUPRANATIONAL — 1.7%
African Development Bank:
3.00%, 09/20/2023	150,000	152,075
Series GDIC, 1.88%, 03/16/2020	200,000	198,248
Series GDIF, 1.25%, 07/26/2021	25,000	24,164
Series GDIF, 2.63%, 03/22/2021	100,000	100,034
Series GMTN, 3.00%, 12/06/2021	30,000	30,305
Asian Development Bank:
2.88%, 11/27/2020	185,000	185,864
Series GMTN, 1.63%, 05/05/2020	250,000	246,830
Series GMTN, 1.63%, 03/16/2021	150,000	146,958
Series GMTN, 1.75%, 01/10/2020	250,000	247,940
Series GMTN, 1.75%, 06/08/2021	100,000	98,037
Series GMTN, 1.75%, 09/13/2022	250,000	242,363
Series GMTN, 2.00%, 02/16/2022	150,000	147,362
Series GMTN, 2.00%, 04/24/2026	100,000	94,980
Series GMTN, 2.13%, 11/24/2021	75,000	74,021
Series GMTN, 2.25%, 01/20/2021	300,000	298,071
Series GMTN, 2.38%, 08/10/2027	50,000	48,203
Series GMTN, 2.50%, 11/02/2027	100,000	97,202
Series GMTN, 2.63%, 01/12/2027	50,000	49,230
Series GMTN, 2.75%, 03/17/2023	85,000	85,288
Series GMTN, 3.13%, 09/26/2028	50,000	51,084

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Corp. Andina de Fomento:
2.13%, 09/27/2021	$ 50,000	$ 48,571
2.20%, 07/18/2020	250,000	246,197
2.75%, 01/06/2023	100,000	97,885
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	48,961
1.88%, 01/27/2020	100,000	99,212
2.63%, 02/13/2023	60,000	59,890
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	100,000	97,605
Series GMTN, 1.63%, 05/05/2020	250,000	246,845
Series GMTN, 1.88%, 02/23/2022	75,000	73,275
Series GMTN, 2.00%, 02/01/2021	250,000	246,980
Series GMTN, 2.75%, 04/26/2021	150,000	150,480
European Investment Bank:
1.63%, 08/14/2020	250,000	246,085
1.63%, 06/15/2021	150,000	146,540
1.75%, 05/15/2020	400,000	395,396
1.88%, 02/10/2025	100,000	95,015
2.00%, 03/15/2021	225,000	222,170
2.00%, 12/15/2022	250,000	244,103
2.13%, 10/15/2021	50,000	49,354
2.13%, 04/13/2026	100,000	95,645
2.25%, 03/15/2022	250,000	247,150
2.38%, 06/15/2022	350,000	347,116
2.38%, 05/24/2027	100,000	96,537
2.50%, 04/15/2021	50,000	49,894
2.50%, 03/15/2023	145,000	144,000
2.50%, 10/15/2024	25,000	24,711
Series DIP, 1.38%, 09/15/2021	200,000	193,652
Series GMTN, 2.38%, 05/13/2021	250,000	248,712
Series GMTN, 2.88%, 08/15/2023	350,000	352,926
Series GMTN, 3.13%, 12/14/2023	350,000	357,084
Inter-American Development Bank:
1.88%, 03/15/2021	250,000	246,282
2.13%, 11/09/2020	25,000	24,780
2.38%, 07/07/2027	100,000	96,441
2.50%, 01/18/2023	100,000	99,377
3.00%, 02/21/2024	100,000	101,545
3.13%, 09/18/2028	100,000	102,072
4.38%, 01/24/2044	75,000	88,697
Series GMTN, 1.63%, 05/12/2020	200,000	197,414
Series GMTN, 1.75%, 09/14/2022	350,000	339,153
Security Description	Principal Amount	Value
Series GMTN, 1.88%, 06/16/2020	$ 135,000	$ 133,597
Series GMTN, 2.13%, 01/18/2022	350,000	344,991
Series GMTN, 2.63%, 04/19/2021	190,000	190,165
Series GMTN, 3.00%, 09/26/2022	100,000	101,261
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	294,678
2.13%, 11/01/2020	25,000	24,787
3.00%, 09/27/2023	350,000	355,460
Series gDIF, 1.88%, 04/21/2020	200,000	198,220
Series GDIF, 1.38%, 05/24/2021	275,000	267,349
Series GDIF, 1.38%, 09/20/2021	300,000	290,592
Series GDIF, 1.63%, 09/04/2020	250,000	246,042
Series GDIF, 2.13%, 12/13/2021	400,000	394,860
Series GDIF, 2.50%, 11/25/2024	300,000	296,823
Series GDIF, 2.50%, 07/29/2025	200,000	197,114
Series GDIF, 2.50%, 11/22/2027	250,000	243,525
Series GDIF, 2.75%, 07/23/2021	450,000	451,863
Series GMTN, 4.75%, 02/15/2035	25,000	30,094
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	120,535
Series GMTN, 2.13%, 04/07/2026	100,000	96,099
Series GMTN, 2.25%, 01/25/2021	300,000	297,954
Series GMTN, 2.88%, 07/31/2023	150,000	151,487
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	196,996
2.25%, 02/01/2021	300,000	297,921
		14,108,424
SWEDEN — 0.1%
Svensk Exportkredit AB:
2.00%, 08/30/2022	200,000	194,980
Series GMTN, 3.13%, 11/08/2021	250,000	252,887
Series MTN, 2.75%, 10/07/2020	250,000	250,225
		698,092
URUGUAY — 0.0%
Uruguay Government International Bond:

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
4.38%, 10/27/2027	$ 225,000	$ 226,276
5.10%, 06/18/2050	175,000	172,004
		398,280
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $36,469,606)		35,849,717
U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.7%
Federal Farm Credit Banks:
1.55%, 1/10/2020	300,000	296,319
2.88%, 7/17/2023	100,000	101,054
3.50%, 12/20/2023	50,000	51,662
Federal Home Loan Bank:
1.13%, 7/14/2021	400,000	386,768
1.38%, 2/18/2021	100,000	97,602
1.88%, 11/29/2021	700,000	687,617
2.15%, 9/26/2022	50,000	48,760
2.38%, 3/30/2020	500,000	498,925
2.88%, 9/13/2024	50,000	50,149
3.25%, 6/9/2028	500,000	504,655
3.25%, 11/16/2028	30,000	30,547
3.38%, 12/8/2023	50,000	51,565
3.42%, 9/28/2023	100,000	100,046
5.50%, 7/15/2036	135,000	173,856
1.38%, 9/28/2020	500,000	489,925
2.13%, 2/11/2020	250,000	249,055
2.25%, 6/11/2021	75,000	74,426
2.30%, 7/19/2022	100,000	98,275
Federal Home Loan Mortgage Corp.:
1.50%, 1/17/2020	325,000	321,376
1.63%, 9/29/2020	500,000	492,105
2.38%, 2/16/2021	250,000	249,085
2.38%, 1/13/2022	325,000	323,667
2.50%, 10/1/2029	48,035	47,167
2.50%, 1/1/2031	96,211	94,159
2.50%, 5/1/2031	157,303	153,612
2.50%, 6/1/2031	285,987	279,276
2.50%, 10/1/2031	263,900	257,707
2.50%, 12/1/2031	306,864	299,663
2.50%, 12/1/2032	1,361,450	1,328,631
2.50%, 2/1/2033	1,638,393	1,598,898
2.75%, 1/30/2023	150,000	148,809
3.00%, 12/1/2030	123,070	122,830
3.00%, 5/1/2031	97,245	96,965
3.00%, 12/1/2031	484,481	483,087
3.00% 2/1/2032	1,939,933	1,934,351
3.00%, 5/1/2032	788,793	786,107
3.00%, 7/1/2032	243,982	243,151
3.00%, 1/1/2033	1,019,703	1,016,231
3.00%, 5/1/2035	69,365	68,915
3.00%, 4/1/2036	501,145	495,115
3.00%, 6/1/2036	305,159	301,487
Security Description	Principal Amount	Value
3.00%, 2/1/2038	$ 1,229,025	$ 1,213,349
3.00%, 6/1/2045	106,501	104,268
3.00% 8/1/2045	586,402	575,390
3.00%, 4/1/2046	476,452	464,736
3.00%, 6/1/2046	160,616	156,667
3.00%, 8/1/2046	820,140	799,974
3.00%, 9/1/2046	268,613	262,008
3.00%, 10/1/2046	458,066	446,803
3.00% 11/1/2046	1,462,437	1,426,478
3.00% 12/1/2046	1,276,444	1,245,058
3.00%, 1/1/2047	954,683	931,209
3.00% 2/1/2047	1,793,982	1,749,933
3.00%, 11/1/2047	940,705	917,305
3.00%, 1/1/2048	1,473,049	1,436,407
3.00%, 2/1/2048	1,901,630	1,854,326
3.50%, 4/1/2032	449,590	455,384
3.50%, 6/1/2033	1,182,843	1,197,853
3.50%, 9/1/2033	899,721	911,139
3.50%, 11/1/2034	291,476	295,565
3.50%, 3/1/2037	408,340	413,084
3.50%, 4/1/2042	311,454	314,287
3.50%, 8/1/2043	687,246	692,074
3.50%, 11/1/2044	58,342	58,616
3.50%, 1/1/2045	75,829	76,185
3.50% 7/1/2045	130,671	131,060
3.50%, 10/1/2045	77,431	77,662
3.50% 12/1/2045	877,262	879,876
3.50%, 1/1/2046	113,370	113,708
3.50%, 3/1/2046	236,278	236,797
3.50%, 4/1/2046	347,487	348,250
3.50%, 6/1/2046	398,506	399,381
3.50%, 8/1/2046	4,192,514	4,205,005
3.50%, 12/1/2046	1,178,386	1,180,974
3.50%, 2/1/2047	826,444	828,259
3.50%, 3/1/2047	844,801	844,660
3.50%, 4/1/2047	554,452	554,359
3.50%, 6/1/2047	592,576	592,477
3.50% 10/1/2047	901,448	901,337
3.50%, 11/1/2047	232,141	232,112
3.50%, 12/1/2047	465,171	465,093
3.50%, 1/1/2048	2,358,602	2,358,207
3.50%, 2/1/2048	2,964,380	2,963,882
3.50%, 7/1/2048	1,460,678	1,460,337
4.00%, 4/1/2025	19,474	19,540
4.00%, 11/1/2033	983,461	1,007,770
4.00%, 4/1/2042	41,857	43,072
4.00%, 6/1/2042	111,949	115,145
4.00%, 7/1/2042	2,161,163	2,223,861
4.00%, 12/1/2044	52,417	53,757
4.00%, 4/1/2045	43,480	44,442
4.00%, 10/1/2045	105,761	108,101
4.00%, 12/1/2045	173,372	177,208
4.00%, 1/1/2046	721,664	737,635
4.00%, 2/1/2046	272,314	278,340
4.00%, 7/1/2046	1,137,496	1,161,941

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
4.00%, 1/1/2047	$ 757,258	$ 773,531
4.00%, 2/1/2047	378,322	386,453
4.00%, 6/1/2047	832,061	849,009
4.00%, 9/1/2047	944,751	963,994
4.00%, 11/1/2047	721,201	735,891
4.00%, 1/1/2048	1,898,297	1,936,963
4.00%, 8/1/2048	1,466,440	1,495,250
4.00%, 10/1/2048	3,948,247	4,027,738
4.50%, 5/1/2042	962,215	1,007,399
4.50%, 5/1/2044	162,673	169,232
4.50%, 12/1/2045	616,838	641,709
4.50%, 9/1/2046	475,323	493,466
4.50%, 4/1/2047	425,005	440,159
4.50%, 10/1/2047	581,859	602,605
4.50%, 12/1/2047	259,315	268,561
4.50%, 7/1/2048	2,007,596	2,078,736
5.00%, 7/1/2041	178,350	189,876
5.50%, 8/1/2038	523,640	565,033
6.00%, 7/1/2040	192,333	212,245
6.25%, 7/15/2032	460,000	615,480
1.70%, 9/29/2020	100,000	98,451
1.75%, 6/29/2020	50,000	49,314
Series GMTN, 1.88%, 11/17/2020	300,000	296,268
Series K025, Class A2, 2.68%, 10/25/2022	125,000	123,873
Series K028, Class A2, 3.11%, 2/25/2023	100,000	100,619
Series K039, Class A2, 3.30%, 7/25/2024	400,000	405,215
Series K040, Class A2, Class A2, 3.24%, 9/25/2024	575,000	580,868
Series K049, Class A2, Class A2, 3.01%, 7/25/2025	200,000	198,893
Series K054, Class A2, 2.75%, 1/25/2026	500,000	487,372
Series K062, Class A2, 3.41%, 12/25/2026	400,000	404,039
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	400,000	417,194
Series K085, Class A2, Class A2, 4.06%, 10/25/2028 (b)	250,000	263,364
Series K086, Class A2, Class A2, 3.86%, 11/25/2028 (b)	160,001	166,140
Series K716, Class A2, 3.13%, 6/25/2021	250,000	250,976
Series K718, Class A2, 2.79%, 1/25/2022	500,000	497,696
Series K724, Class A2, 3.06%, 11/25/2023 (b)	500,000	500,790
Series K730, Class A2, Class A2, 3.59%, 1/25/2025	250,000	256,205
TBA, 4.00%, 1/1/2049 (e)	1,500,000	1,529,150
TBA, 4.50%, 1/1/2049 (e)	1,500,000	1,552,638
Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.25%, 5/6/2021	$ 275,000	$ 266,964
1.38%, 10/7/2021	325,000	315,198
1.50%, 6/22/2020	100,000	98,482
1.50%, 7/30/2020	500,000	491,970
1.88%, 4/5/2022	500,000	489,710
1.88%, 9/24/2026	500,000	465,315
2.00%, 1/5/2022	150,000	147,712
2.00%, 10/5/2022	250,000	245,047
2.00%, 11/1/2031	157,018	149,648
2.13%, 4/24/2026	200,000	190,806
2.50%, 3/1/2029	273,126	269,900
2.50%, 2/1/2031	149,992	146,967
2.50%, 10/1/2031	254,794	249,115
2.50%, 12/1/2031	446,245	436,299
2.50%, 1/1/2032	151,472	148,096
2.50%, 4/1/2032	1,535,978	1,501,743
2.50%, 10/1/2032	647,253	632,402
2.50%, 12/1/2032	1,323,478	1,293,113
2.50%, 1/1/2033	719,007	702,510
2.63%, 9/6/2024	250,000	248,935
2.88%, 9/12/2023	500,000	505,825
3.00%, 10/1/2028	96,495	96,871
3.00%, 8/1/2029	48,306	48,347
3.00%, 5/1/2030	302,527	303,603
3.00%, 6/1/2030	60,896	60,883
3.00%, 9/1/2030	52,519	52,508
3.00%, 11/1/2030	106,337	106,313
3.00%, 12/1/2030	79,061	79,043
3.00%, 4/1/2031	288,179	287,848
3.00%, 12/1/2031	428,908	428,416
3.00% 2/1/2032	1,764,460	1,762,435
3.00%, 5/1/2032	718,398	717,200
3.00%, 8/1/2032	247,377	246,964
3.00%, 10/1/2032	427,202	426,490
3.00%, 2/1/2033	1,349,111	1,346,860
3.00%, 6/1/2036	92,333	91,249
3.00%, 8/1/2036	462,097	456,675
3.00%, 9/1/2036	856,878	846,813
3.00%, 10/1/2036	239,145	236,339
3.00%, 12/1/2036	413,359	408,509
3.00%, 6/1/2043	306,085	300,829
3.00%, 7/1/2043	91,562	89,918
3.00%, 2/1/2044	777,974	764,001
3.00%, 1/1/2045	1,295,245	1,271,983
3.00%, 5/1/2045	1,078,238	1,058,873
3.00%, 9/1/2045	90,635	88,762
3.00% 11/1/2045	696,882	682,480
3.00%, 12/1/2045	125,365	122,774
3.00%, 5/1/2046	881,835	860,419
3.00%, 7/1/2046	1,013,404	988,793
3.00%, 10/1/2046	253,152	247,004
3.00%, 11/1/2046	1,269,832	1,238,993
3.00% 12/1/2046	1,017,248	992,543

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
3.00% 1/1/2047	$ 2,800,890	$ 2,732,868
3.00%, 2/1/2047	877,317	856,010
3.00%, 5/1/2047	881,097	859,464
3.00%, 11/1/2047	663,287	647,002
3.00%, 2/1/2048	4,972,780	4,850,687
3.50%, 11/1/2025	44,163	44,840
3.50%, 1/1/2027	48,719	49,466
3.50%, 5/1/2029	55,261	56,200
3.50%, 10/1/2029	44,583	45,340
3.50%, 2/1/2031	528,761	536,753
3.50%, 3/1/2032	387,750	392,740
3.50%, 4/1/2032	555,065	562,211
3.50%, 2/1/2033	1,119,693	1,134,131
3.50%, 12/1/2035	60,275	61,010
3.50%, 1/1/2037	393,776	398,581
3.50%, 2/1/2037	604,882	612,289
3.50%, 7/1/2037	342,716	346,769
3.50%, 4/1/2038	760,789	768,958
3.50%, 2/1/2041	129,733	130,939
3.50%, 10/1/2044	47,406	47,638
3.50% 1/1/2045	138,132	138,809
3.50% 2/1/2045	6,213,829	6,262,162
3.50%, 5/1/2045	58,131	58,316
3.50% 8/1/2045	188,180	188,777
3.50%, 11/1/2045	77,243	77,488
3.50% 12/1/2045	967,623	970,692
3.50%, 1/1/2046	734,677	737,008
3.50% 2/1/2046	835,135	837,786
3.50% 4/1/2046	562,460	563,500
3.50% 5/1/2046	893,161	895,297
3.50%, 6/1/2046	234,774	235,336
3.50%, 7/1/2046	530,162	531,430
3.50%, 1/1/2047	773,355	775,204
3.50% 2/1/2047	2,466,724	2,473,937
3.50%, 3/1/2047	836,557	838,558
3.50%, 4/1/2047	1,699,925	1,699,976
3.50% 5/1/2047	2,834,084	2,840,862
3.50%, 6/1/2047	871,368	871,393
3.50%, 7/1/2047	1,337,698	1,347,354
3.50%, 9/1/2047	730,751	730,773
3.50%, 10/1/2047	866,239	866,265
3.50%, 11/1/2047	184,786	184,792
3.50%, 12/1/2047	1,300,587	1,300,626
3.50%, 1/1/2048	374,592	374,603
3.50% 2/1/2048	4,051,872	4,052,610
3.50%, 6/1/2048	1,386,077	1,386,029
4.00%, 9/1/2019	10,111	10,110
4.00%, 3/1/2021	18,924	19,447
4.00%, 10/1/2033	183,445	189,626
4.00%, 12/1/2040	73,761	75,952
4.00%, 2/1/2043	416,411	428,777
4.00% 10/1/2043	1,012,003	1,041,323
4.00%, 11/1/2043	334,807	344,332
4.00%, 12/1/2043	287,057	295,224
4.00% 10/1/2044	71,712	73,550
Security Description	Principal Amount	Value
4.00%, 1/1/2045	$ 991,686	$ 1,019,899
4.00%, 3/1/2045	60,281	61,620
4.00%, 5/1/2045	2,178,399	2,234,252
4.00%, 7/1/2045	65,710	67,170
4.00% 9/1/2045	280,197	286,535
4.00% 12/1/2045	128,531	131,386
4.00%, 4/1/2046	314,215	320,971
4.00%, 7/1/2046	419,863	428,925
4.00%, 11/1/2046	708,356	723,645
4.00%, 12/1/2046	738,184	754,117
4.00%, 4/1/2047	824,516	841,385
4.00%, 7/1/2047	926,026	944,971
4.00%, 8/1/2047	798,681	815,021
4.00%, 9/1/2047	763,409	779,028
4.00%, 12/1/2047	994,217	1,014,558
4.00%, 2/1/2048	2,313,093	2,360,417
4.00%, 7/1/2048	1,041,071	1,062,126
4.00%, 8/1/2048	4,456,642	4,544,606
4.00%, 11/1/2048	1,486,813	1,516,159
4.50%, 5/1/2020	958	960
4.50%, 12/1/2040	160,690	168,180
4.50%, 1/1/2042	80,224	83,918
4.50% 9/1/2043	153,001	160,000
4.50%, 11/1/2043	96,348	100,437
4.50%, 5/1/2044	295,046	307,013
4.50%, 6/1/2044	87,237	90,775
4.50%, 2/1/2046	308,094	322,455
4.50%, 3/1/2046	1,037,094	1,081,106
4.50%, 7/1/2046	370,666	383,930
4.50%, 11/1/2047	1,242,458	1,287,046
4.50%, 4/1/2048	682,358	706,706
4.50% 8/1/2048	2,716,904	2,814,842
4.50%, 11/1/2048	1,685,088	1,745,831
5.00%, 1/1/2039	654,306	696,851
5.00%, 6/1/2040	337,444	358,238
5.00%, 7/1/2041	52,861	56,118
5.00%, 5/1/2042	62,482	66,332
5.00%, 11/1/2044	816,721	866,303
5.00%, 1/1/2045	66,571	70,192
5.00%, 6/1/2048	1,459,418	1,530,158
5.00%, 9/1/2048	1,357,500	1,423,325
5.50%, 2/1/2037	33,629	36,305
5.50%, 4/1/2038	160,456	172,944
5.50%, 9/1/2040	48,638	52,447
5.50%, 9/1/2041	77,939	84,004
5.50% 5/1/2044	905,978	975,791
5.63%, 7/15/2037	80,000	105,126
6.63%, 11/15/2030	365,000	490,367
7.25%, 5/15/2030	75,000	104,440
1.50%, 2/28/2020	500,000	494,030
Series 2011-M5, Class A2, 2.94%, 7/25/2021	105,677	105,586
Series 2013-M12, Class APT, Class APT, 2.40%, 3/25/2023 (b)	31,868	31,323

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (b)	$ 150,000	$ 147,666
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (b)	750,000	749,276
Series 2014-M3, Class A2, Class A2, 3.46%, 1/25/2024 (b)	50,000	50,943
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (b)	250,000	247,214
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (b)	400,000	393,433
Series 2018-M2, Class A2, Class A2, 2.90%, 1/25/2028 (b)	250,000	240,888
TBA, 4.00%, 1/1/2034 (e)	2,500,000	2,559,125
TBA, 5.00%, 1/1/2049 (e)	1,000,000	1,047,390
Government National Mortgage Association:
3.00%, 1/20/2043	653,753	649,626
3.00%, 5/20/2043	329,115	326,198
3.00%, 12/20/2044	71,705	70,971
3.00%, 3/20/2045	39,621	39,163
3.00%, 4/20/2045	115,837	114,500
3.00%, 6/20/2045	59,067	58,385
3.00%, 7/20/2045	108,277	107,027
3.00%, 8/20/2045	97,598	96,471
3.00%, 4/20/2046	100,937	99,526
3.00%, 5/20/2046	176,133	173,669
3.00%, 7/20/2046	112,313	110,742
3.00%, 8/20/2046	364,161	359,067
3.00%, 9/20/2046	255,129	251,560
3.00%, 10/20/2046	257,948	254,339
3.00%, 11/20/2046	461,974	455,512
3.00%, 12/20/2046	1,813,204	1,787,841
3.00%, 2/20/2047	869,204	857,046
3.00%, 4/20/2047	1,243,006	1,224,208
3.00%, 5/20/2047	914,051	900,228
3.00%, 6/20/2047	431,656	425,128
3.00%, 7/20/2047	862,611	849,566
3.00%, 8/20/2047	428,426	421,947
3.00%, 10/20/2047	644,075	634,334
3.00%, 1/20/2048	2,367,415	2,331,612
3.00%, 2/20/2048	1,433,197	1,411,522
3.00%, 3/20/2048	2,492,138	2,454,449
3.50%, 10/20/2042	520,369	528,816
3.50%, 5/20/2043	77,745	78,901
3.50%, 9/20/2043	53,688	54,486
3.50%, 11/20/2043	437,933	444,446
3.50%, 10/20/2044	57,177	57,844
3.50%, 11/20/2044	2,534,828	2,564,379
3.50%, 12/20/2044	39,207	39,664
3.50%, 3/20/2045	36,297	36,686
3.50%, 4/20/2045	111,152	112,342
3.50%, 6/20/2045	73,882	74,673
3.50%, 10/20/2045	3,183,330	3,217,412
3.50%, 1/20/2046	1,203,603	1,216,489
Security Description	Principal Amount	Value
3.50%, 3/20/2046	$ 262,673	$ 265,027
3.50%, 4/20/2046	140,317	141,575
3.50%, 5/20/2046	146,012	147,321
3.50%, 6/20/2046	2,271,710	2,292,062
3.50%, 7/20/2046	362,465	365,712
3.50%, 10/20/2046	687,817	693,979
3.50%, 11/20/2046	444,823	448,808
3.50%, 12/20/2046	1,452,364	1,465,376
3.50%, 1/20/2047	1,063,558	1,073,087
3.50%, 3/20/2047	1,602,769	1,614,682
3.50%, 5/20/2047	1,248,985	1,258,269
3.50%, 6/20/2047	859,383	865,771
3.50%, 7/20/2047	662,040	666,961
3.50%, 8/20/2047	1,054,403	1,062,241
3.50%, 9/20/2047	454,037	457,412
3.50%, 10/20/2047	436,894	440,141
3.50%, 1/20/2048	3,969,061	3,998,563
3.50%, 2/20/2048	1,852,876	1,866,648
3.50%, 6/20/2048	687,822	692,894
3.50%, 8/20/2048	525,099	528,971
4.00%, 4/15/2040	59,672	61,647
4.00%, 2/20/2042	25,534	26,360
4.00%, 7/20/2042	17,549	18,133
4.00%, 7/15/2044	56,649	58,284
4.00%, 8/20/2044	36,201	37,327
4.00%, 10/20/2044	323,015	333,065
4.00%, 5/15/2045	62,736	64,508
4.00%, 6/15/2045	131,814	135,536
4.00%, 8/20/2045	38,959	40,092
4.00%, 11/20/2045	474,635	488,436
4.00%, 2/20/2046	364,411	375,006
4.00%, 5/20/2046	393,661	404,573
4.00%, 6/20/2046	263,291	270,589
4.00%, 1/20/2047	881,354	905,784
4.00%, 3/20/2047	439,536	451,720
4.00%, 4/20/2047	844,152	865,459
4.00%, 5/20/2047	577,705	592,287
4.00%, 6/20/2047	3,780,522	3,875,947
4.00%, 7/20/2047	596,523	611,580
4.00%, 8/20/2047	247,088	253,325
4.00%, 1/20/2048	456,398	467,918
4.00%, 8/20/2048	2,865,413	2,936,831
4.00%, 9/20/2048	2,481,453	2,543,300
4.50%, 1/20/2044	154,490	161,007
4.50%, 11/20/2044	47,879	49,919
4.50%, 12/20/2044	38,583	40,227
4.50%, 4/20/2046	232,553	242,465
4.50%, 6/20/2046	168,415	175,593
4.50%, 7/20/2046	212,837	221,908
4.50%, 4/20/2047	862,731	897,578
4.50%, 8/20/2047	275,468	285,604
4.50%, 11/20/2047	2,650,321	2,747,838
4.50%, 12/20/2047	168,505	174,705
4.50%, 9/20/2048	2,483,095	2,571,338
5.00%, 6/15/2040	49,329	52,507

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
5.00%, 10/15/2041	$ 92,748	$ 98,645
5.00%, 3/20/2044	70,308	74,531
5.00%, 12/20/2045	248,639	263,576
5.00%, 1/20/2048	629,248	655,091
5.00%, 5/20/2048	737,447	767,418
5.00%, 9/20/2048	1,291,390	1,346,730
5.50%, 10/20/2043	61,546	67,205
5.50%, 5/20/2045	737,293	805,071
TBA, 4.00%, 1/1/2049 (e)	1,000,000	1,023,906
TBA, 4.50%, 1/1/2049 (e)	1,000,000	1,034,310
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	197,478
Tennessee Valley Authority:
2.25%, 3/15/2020	200,000	199,244
2.88%, 9/15/2024	100,000	100,496
3.50%, 12/15/2042	175,000	171,507
4.25%, 9/15/2065	100,000	113,704
5.25%, 9/15/2039	150,000	187,791
Series A, 2.88%, 2/1/2027	150,000	148,171
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $281,668,579)		277,312,006
U.S. TREASURY OBLIGATIONS — 41.5%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,217,692
2.50%, 2/15/2045	840,000	760,897
2.50%, 2/15/2046	1,400,000	1,263,911
2.50%, 5/15/2046	1,100,000	992,052
2.75%, 8/15/2042	400,000	382,886
2.75%, 11/15/2042	500,000	478,019
2.75%, 8/15/2047	700,000	663,048
2.75%, 11/15/2047	1,650,000	1,561,899
2.88%, 5/15/2043	1,850,000	1,806,150
2.88%, 8/15/2045	1,480,000	1,441,388
2.88%, 11/15/2046	1,750,000	1,701,754
3.00%, 5/15/2042	325,000	325,250
3.00%, 11/15/2044	1,925,000	1,921,291
3.00%, 5/15/2045	1,875,000	1,870,577
3.00%, 11/15/2045	2,400,000	2,394,218
3.00%, 2/15/2047	700,000	698,067
3.00%, 5/15/2047	700,000	697,096
3.00%, 2/15/2048	1,700,000	1,691,062
3.00%, 8/15/2048	1,950,000	1,940,981
3.13%, 11/15/2041	2,200,000	2,252,209
3.13%, 2/15/2042	1,725,000	1,765,751
3.13%, 2/15/2043	1,825,000	1,861,840
3.13%, 8/15/2044	1,250,000	1,275,644
3.13%, 5/15/2048	1,375,000	1,401,135
3.38%, 5/15/2044	1,350,000	1,437,170
3.38%, 11/15/2048	1,550,000	1,657,757
3.50%, 2/15/2039	2,500,000	2,734,277
3.63%, 8/15/2043	3,600,000	3,983,830
3.63%, 2/15/2044	1,225,000	1,357,084
3.75%, 8/15/2041	700,000	789,511
Security Description	Principal Amount	Value
3.75%, 11/15/2043	$ 1,425,000	$ 1,609,196
3.88%, 8/15/2040	750,000	861,390
4.25%, 5/15/2039	1,500,000	1,809,883
4.25%, 11/15/2040	1,150,000	1,389,810
4.38%, 2/15/2038	775,000	949,349
4.38%, 11/15/2039	350,000	429,120
4.38%, 5/15/2040	575,000	706,044
4.38%, 5/15/2041	300,000	369,219
4.50%, 2/15/2036	2,500,000	3,081,616
4.50%, 8/15/2039	650,000	809,864
4.63%, 2/15/2040	1,190,000	1,508,043
4.75%, 2/15/2037	2,600,000	3,313,053
4.75%, 2/15/2041	650,000	839,717
5.25%, 11/15/2028	450,000	548,151
Treasury Notes:
1.13%, 4/30/2020	100,000	98,117
1.13%, 2/28/2021	850,000	825,624
1.13%, 6/30/2021	2,250,000	2,177,949
1.13%, 7/31/2021	1,175,000	1,135,480
1.13%, 8/31/2021	2,350,000	2,268,673
1.13%, 9/30/2021	1,300,000	1,253,971
1.25%, 1/31/2020	5,250,000	5,173,876
1.25%, 3/31/2021	200,000	194,726
1.25%, 10/31/2021	1,400,000	1,353,415
1.25%, 7/31/2023	250,000	236,486
1.38%, 2/29/2020	500,000	493,070
1.38%, 4/30/2020	350,000	344,642
1.38%, 5/31/2020	500,000	491,898
1.38%, 8/31/2020	3,200,000	3,139,971
1.38%, 9/15/2020	1,500,000	1,471,696
1.38%, 9/30/2020	550,000	539,194
1.38%, 10/31/2020	1,100,000	1,077,748
1.38%, 1/31/2021	5,500,000	5,374,824
1.38%, 4/30/2021	525,000	512,081
1.38%, 5/31/2021	5,775,000	5,627,322
1.38%, 6/30/2023	2,500,000	2,380,523
1.38%, 9/30/2023	550,000	522,233
1.50%, 5/31/2020	300,000	295,592
1.50%, 1/31/2022	450,000	437,224
1.50%, 2/28/2023	5,000,000	4,804,160
1.50%, 8/15/2026	1,850,000	1,706,850
1.63%, 3/15/2020	3,500,000	3,461,426
1.63%, 6/30/2020	75,000	73,992
1.63%, 7/31/2020	5,600,000	5,520,784
1.63%, 10/15/2020	1,150,000	1,132,125
1.63%, 8/31/2022	1,150,000	1,115,642
1.63%, 11/15/2022	3,000,000	2,904,579
1.63%, 4/30/2023	2,500,000	2,411,073
1.63%, 5/31/2023	1,250,000	1,204,397
1.63%, 2/15/2026	1,925,000	1,802,281
1.63%, 5/15/2026	2,350,000	2,194,806
1.75%, 10/31/2020	650,000	641,080
1.75%, 11/15/2020	1,350,000	1,331,214
1.75%, 12/31/2020	5,500,000	5,422,601
1.75%, 11/30/2021	1,500,000	1,469,981

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
1.75%, 2/28/2022	$ 300,000	$ 293,475
1.75%, 3/31/2022	250,000	244,449
1.75%, 4/30/2022	300,000	293,080
1.75%, 5/31/2022	1,000,000	976,318
1.75%, 6/30/2022	3,750,000	3,659,411
1.75%, 1/31/2023	2,925,000	2,840,708
1.75%, 5/15/2023	250,000	242,275
1.88%, 12/15/2020	5,000,000	4,941,027
1.88%, 1/31/2022	1,850,000	1,817,139
1.88%, 2/28/2022	5,500,000	5,400,473
1.88%, 3/31/2022	5,500,000	5,397,651
1.88%, 4/30/2022	6,000,000	5,885,617
1.88%, 5/31/2022	100,000	98,038
1.88%, 7/31/2022	1,000,000	979,409
1.88%, 8/31/2022	150,000	146,802
1.88%, 9/30/2022	500,000	489,184
1.88%, 8/31/2024	850,000	820,561
2.00%, 1/31/2020	4,000,000	3,973,614
2.00%, 2/28/2021	750,000	742,235
2.00%, 5/31/2021	350,000	346,169
2.00%, 8/31/2021	300,000	296,325
2.00%, 10/31/2021	3,500,000	3,455,260
2.00%, 11/15/2021	500,000	493,584
2.00%, 12/31/2021	3,000,000	2,959,514
2.00%, 7/31/2022	100,000	98,359
2.00%, 10/31/2022	5,000,000	4,911,835
2.00%, 11/30/2022	2,000,000	1,963,923
2.00%, 2/15/2023	500,000	490,342
2.00%, 5/31/2024	1,750,000	1,703,064
2.00%, 6/30/2024	350,000	340,400
2.00%, 2/15/2025	2,375,000	2,297,845
2.00%, 8/15/2025	1,500,000	1,446,346
2.00%, 11/15/2026	2,250,000	2,148,058
2.13%, 8/31/2020	1,650,000	1,638,920
2.13%, 8/15/2021	5,500,000	5,449,833
2.13%, 6/30/2022	4,500,000	4,446,772
2.13%, 12/31/2022	3,900,000	3,845,513
2.13%, 11/30/2023	1,000,000	982,107
2.13%, 3/31/2024	975,000	955,943
2.13%, 9/30/2024	1,500,000	1,466,135
2.13%, 11/30/2024	1,250,000	1,220,386
2.13%, 5/15/2025	2,350,000	2,287,185
2.25%, 3/31/2020	2,000,000	1,991,995
2.25%, 12/31/2023	1,750,000	1,728,116
2.25%, 1/31/2024	1,000,000	987,199
2.25%, 10/31/2024	1,250,000	1,229,389
2.25%, 11/15/2024	1,675,000	1,646,592
2.25%, 12/31/2024	1,250,000	1,228,287
2.25%, 11/15/2025	1,975,000	1,931,734
2.25%, 2/15/2027	2,000,000	1,942,423
2.25%, 8/15/2027	2,000,000	1,935,682
2.25%, 11/15/2027	1,750,000	1,690,547
2.38%, 3/15/2021	1,000,000	997,588
2.38%, 4/15/2021	750,000	748,189
2.38%, 1/31/2023	1,500,000	1,493,277
Security Description	Principal Amount	Value
2.38%, 8/15/2024	$ 1,950,000	$ 1,932,487
2.38%, 5/15/2027	2,900,000	2,839,519
2.50%, 5/31/2020	1,650,000	1,648,600
2.50%, 6/30/2020	2,500,000	2,498,071
2.50%, 3/31/2023	1,250,000	1,250,325
2.50%, 5/15/2024	5,000,000	4,991,566
2.50%, 1/31/2025	1,000,000	996,257
2.63%, 8/15/2020	150,000	150,205
2.63%, 8/31/2020	5,750,000	5,757,840
2.63%, 11/15/2020	250,000	250,449
2.63%, 5/15/2021	1,500,000	1,504,969
2.63%, 6/15/2021	1,350,000	1,354,759
2.63%, 7/15/2021	3,000,000	3,010,916
2.63%, 12/15/2021	2,500,000	2,511,286
2.63%, 2/28/2023	2,000,000	2,010,482
2.63%, 6/30/2023	3,600,000	3,619,669
2.63%, 3/31/2025	1,000,000	1,003,017
2.63%, 12/31/2025	4,250,000	4,259,856
2.75%, 9/30/2020	5,000,000	5,018,956
2.75%, 8/15/2021	1,000,000	1,006,845
2.75%, 4/30/2023	3,250,000	3,284,110
2.75%, 5/31/2023	1,500,000	1,516,649
2.75%, 7/31/2023	1,000,000	1,010,855
2.75%, 8/31/2023	5,750,000	5,814,936
2.75%, 11/15/2023	1,500,000	1,516,644
2.75%, 2/15/2024	100,000	101,087
2.75%, 2/28/2025	2,250,000	2,273,145
2.75%, 6/30/2025	2,750,000	2,777,948
2.75%, 8/31/2025	2,500,000	2,524,692
2.75%, 2/15/2028	1,750,000	1,759,125
2.88%, 10/31/2020	3,250,000	3,270,322
2.88%, 9/30/2023	2,000,000	2,032,787
2.88%, 10/31/2023	2,000,000	2,033,541
2.88%, 11/30/2023	3,000,000	3,052,703
2.88%, 4/30/2025	1,250,000	1,271,795
2.88%, 5/31/2025	3,900,000	3,967,677
2.88%, 7/31/2025	4,000,000	4,070,497
2.88%, 11/30/2025	1,500,000	1,527,004
2.88%, 5/15/2028	2,000,000	2,030,748
2.88%, 8/15/2028	6,000,000	6,092,838
3.00%, 9/30/2025	2,500,000	2,564,387
3.00%, 10/31/2025	2,750,000	2,821,336
3.13%, 11/15/2028	2,000,000	2,074,706
3.63%, 2/15/2020	1,350,000	1,364,578
3.63%, 2/15/2021	1,600,000	1,637,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $354,659,330)		351,215,744
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.3%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	35,537
California, State General Obligation:
3.50%, 4/1/2028	250,000	249,592

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
7.30%, 10/1/2039	$ 125,000	$ 171,590
7.50%, 4/1/2034	100,000	136,273
7.55%, 4/1/2039	100,000	143,255
California, State University Series B, 3.90%, 11/1/2047	100,000	97,675
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	123,306
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	29,583
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	65,928
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	258,849
State of California 7.60%, 11/1/2040	250,000	364,052
University of California Series AX, 3.06%, 7/1/2025	300,000	296,079
		1,971,719
FLORIDA — 0.1%
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	126,439
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	149,388
Series A, 3.00%, 7/1/2020	100,000	100,131
		375,958
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	181,097
ILLINOIS — 0.1%
Chicago O'Hare International Airport:
Series C, 4.47%, 1/1/2049	50,000	50,726
Series C, 4.57%, 1/1/2054	50,000	51,125
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	248,432
State of Illinois:
5.10%, 6/1/2033	50,000	47,672
6.63%, 2/1/2035	200,000	212,668
7.35%, 7/1/2035	100,000	110,843
		721,466
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	100,000	102,438
Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	$ 100,000	$ 94,410
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	136,607
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	30,298
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	125,000	124,925
4.46%, 10/1/2062	250,000	254,353
5.65%, 11/1/2040	100,000	121,788
Series 192, 4.81%, 10/15/2065	25,000	27,147
		558,511
OHIO — 0.0% (a)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	219,823
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	126,316
TEXAS — 0.0% (a)
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	116,527
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	135,867
		252,394
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	48,673
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,967,529)		4,789,412
MORTGAGE-BACKED SECURITIES — 1.4%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	100,837
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	88,649
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (b)	50,000	48,963
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061	100,000	103,916
BANK 2018-BNK14 Series 2018-BN14, Class A4, Class A4, 4.23%, 9/15/2060	143,329	149,211

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
BANK 2018-BNK15 Series 2018-BN15, Class A4, Class A4, 4.41%, 11/15/2061	$ 100,000	$ 105,359
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, Class A5, 3.88%, 2/15/2051	130,000	132,335
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	103,943
CD Mortgage Trust Series 2017-CD6, Class A5, Class A5, 3.46%, 11/13/2050	100,000	98,052
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	302,383
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4, Class A4, 3.78%, 9/10/2058	600,000	607,763
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	74,259
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	246,584
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	102,778
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	405,358
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	100,852
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	50,571
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	303,362
COMM Mortgage Trust:
Series 2013-CR8, Class A4, Class A4, 3.33%, 6/10/2046	43,371	43,445
Series 2018-COR3, Class A3, Class A3, 4.23%, 5/10/2051	100,000	103,330
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, Class A3, 3.96%, 2/10/2047	400,000	410,528
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (b)	150,000	148,819
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, Class A5, 3.46%, 11/15/2050 (b)	250,000	242,725
Security Description	Principal Amount	Value
Series 2018-C14, Class A4, Class A4, 4.42%, 11/15/2051	$ 50,000	$ 52,624
Federal National Mortgage Association Series 2017-M15, Class A2, 2.96%, 9/25/2027 (b)	500,000	485,619
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.05%, 7/10/2046 (b)	80,000	83,018
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	97,113
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	147,664
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	189,706
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	299,364
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	245,873
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	61,997
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (b)	50,000	51,405
JPMBB Commercial Mortgage Securities Trust 2015-C29:
Series 2015-C29, Class A2, 2.92%, 5/15/2048	217,367	215,960
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	100,830
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	101,428
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.74%, 3/15/2049 (b)	300,000	308,486
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	492,702
JPMDB Commercial Mortgage Securities Trust 2017-C5 Series 2017-C5, Class A2, 3.33%, 3/15/2050	300,000	300,469
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	196,815

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Principal Amount	Value
Series 2016-C29, Class A2, Class A2, 2.79%, 5/15/2049	$ 200,000	$ 198,032
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	177,846	175,010
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	295,873
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	219,891
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	154,906
UBS Commercial Mortgage Trust Series 2018-C8, Class A4, Class A4, 3.98%, 2/15/2051	400,000	406,914
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, Class A4, 3.18%, 3/10/2046	175,000	173,714
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	224,710
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	99,362
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	300,313
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	289,379
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	247,304
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	157,797
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	214,347
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	75,634
Security Description	Principal Amount	Value
Series 2014-C19, Class A4, 3.83%, 3/15/2047	$ 110,000	$ 112,075
WFRBS Commercial Mortgage Trust 2014-C25 Series 2014-C25, Class A5, 3.63%, 11/15/2047	500,000	503,221
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	102,874
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,795,462)		11,456,451
	Shares
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g) (Cost $12,039,221)	12,039,221	12,039,221
TOTAL INVESTMENTS — 109.3% (Cost $945,744,211)		925,772,366
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(79,013,576)
NET ASSETS — 100.0%		$ 846,758,790
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 4,297,675	$—	$ 4,297,675
Corporate Bonds & Notes	—	228,812,140	—	228,812,140
Foreign Government Obligations	—	35,849,717	—	35,849,717
Mortgage-Backed Securities	—	11,456,451	—	11,456,451
U.S. Government Agency Obligations	—	277,312,006	—	277,312,006
Municipal Bonds & Notes	—	4,789,412	—	4,789,412
U.S. Treasury Obligations	—	351,215,744	—	351,215,744
Short-Term Investment	12,039,221	—	—	12,039,221
TOTAL INVESTMENTS	$12,039,221	$913,733,145	$—	$925,772,366
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,567,027	$47,567,027	$297,556,715	$333,084,521	$—	$—	12,039,221	$12,039,221	$433,633	$—
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 93.5%
AUSTRALIA — 4.5%
AGL Energy, Ltd.	60,629	$ 879,266
Alumina, Ltd.	221,299	358,327
Amcor, Ltd.	116,477	1,086,497
AMP, Ltd.	271,033	467,478
APA Group	115,276	689,811
Aristocrat Leisure, Ltd.	54,299	834,866
ASX, Ltd.	18,612	785,385
Aurizon Holdings, Ltd.	198,442	597,929
AusNet Services	172,011	188,304
Australia & New Zealand Banking Group, Ltd.	278,119	4,789,163
Bank of Queensland, Ltd.	30,322	207,063
Bendigo & Adelaide Bank, Ltd.	50,810	385,961
BHP Group PLC	203,430	4,279,104
BHP Group, Ltd.	283,051	6,820,938
BlueScope Steel, Ltd.	56,379	435,011
Boral, Ltd.	120,339	418,510
Brambles, Ltd.	155,090	1,108,211
Caltex Australia, Ltd.	27,007	484,449
Challenger, Ltd. (a)	47,153	315,027
CIMIC Group, Ltd.	8,408	256,954
Coca-Cola Amatil, Ltd.	47,457	273,626
Cochlear, Ltd.	5,154	629,784
Coles Group, Ltd. (a)(b)	108,064	893,144
Commonwealth Bank of Australia (a)	169,533	8,639,833
Computershare, Ltd.	46,891	567,463
Crown Resorts, Ltd.	39,227	327,523
CSL, Ltd.	43,723	5,699,407
Dexus REIT	98,660	737,629
Domino's Pizza Enterprises, Ltd.	4,890	139,940
Flight Centre Travel Group, Ltd.	4,796	144,914
Fortescue Metals Group, Ltd. (a)	147,101	433,913
Goodman Group REIT	157,383	1,177,778
GPT Group REIT	176,292	662,745
Harvey Norman Holdings, Ltd. (a)	67,556	150,288
Incitec Pivot, Ltd.	140,506	324,445
Insurance Australia Group, Ltd. (b)	213,365	1,051,462
LendLease Group	55,710	456,127
Macquarie Group, Ltd.	30,553	2,336,986
Medibank Pvt, Ltd.	283,639	513,182
Mirvac Group REIT	359,768	567,340
National Australia Bank, Ltd.	258,319	4,377,286
Newcrest Mining, Ltd.	75,784	1,163,072
Oil Search, Ltd.	131,880	664,759
Orica, Ltd.	35,730	433,905
Origin Energy, Ltd. (b)	161,772	736,852
QBE Insurance Group, Ltd.	127,329	905,360
Ramsay Health Care, Ltd. (a)	13,734	558,176
REA Group, Ltd.	4,706	245,097
Santos, Ltd.	175,414	676,733
Security Description	Shares	Value
Scentre Group REIT	503,058	$ 1,381,196
SEEK, Ltd.	31,999	381,162
Sonic Healthcare, Ltd.	45,254	704,398
South32, Ltd.	478,025	1,127,213
Stockland REIT	232,182	575,365
Suncorp Group, Ltd.	130,821	1,163,197
Sydney Airport	115,338	546,462
Tabcorp Holdings, Ltd.	183,580	554,441
Telstra Corp., Ltd.	393,302	789,121
TPG Telecom, Ltd.	37,112	168,257
Transurban Group Stapled Security	249,841	2,049,095
Treasury Wine Estates, Ltd.	64,368	670,663
Vicinity Centres REIT	329,774	603,618
Washington H Soul Pattinson & Co., Ltd.	10,211	178,923
Wesfarmers, Ltd.	108,064	2,451,202
Westpac Banking Corp.	331,756	5,848,246
Woodside Petroleum, Ltd.	88,962	1,961,547
Woolworths Group, Ltd.	125,467	2,598,632
WorleyParsons, Ltd.	30,435	244,688
		84,874,449
AUSTRIA — 0.2%
ANDRITZ AG	6,363	291,827
Erste Group Bank AG (b)	29,567	981,876
OMV AG	14,905	651,728
Raiffeisen Bank International AG	12,937	328,314
Verbund AG (a)	6,454	274,753
Voestalpine AG	11,855	353,708
		2,882,206
BELGIUM — 0.6%
Ageas	16,471	739,973
Anheuser-Busch InBev SA	73,690	4,860,573
Colruyt SA	6,558	466,599
Groupe Bruxelles Lambert SA	7,722	671,589
KBC Group NV	23,945	1,551,486
Proximus SADP	12,663	341,916
Solvay SA	6,969	695,644
Telenet Group Holding NV	6,740	312,816
UCB SA	11,921	971,640
Umicore SA	20,371	811,789
		11,424,025
BRAZIL — 1.8%
Ambev SA	454,267	1,802,651
Atacadao Distribuicao Comercio e Industria Ltda	39,400	183,899
B2W Cia Digital (b)	17,400	188,647
B3 SA - Brasil Bolsa Balcao	203,201	1,405,617
Banco Bradesco SA (b)	426,999	4,136,971
Banco do Brasil SA	83,400	1,000,391
Banco Santander Brasil SA	36,000	396,620
BB Seguridade Participacoes SA	66,100	470,541
BR Malls Participacoes SA	100,382	338,513

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Braskem SA Class A, Preference Shares	12,900	$ 157,699
BRF SA (b)	63,300	358,168
CCR SA	99,100	286,376
Centrais Eletricas Brasileiras SA (b)	45,000	310,502
Cia Brasileira de Distribuicao Preference Shares	16,500	344,751
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	210,501
Cia Energetica de Minas Gerais Preference Shares	75,264	269,150
Cia Siderurgica Nacional SA (b)	41,500	94,655
Cielo SA	117,039	268,458
Cosan SA	10,500	90,648
Embraer SA	58,200	325,557
Engie Brasil Energia SA	16,066	136,877
Equatorial Energia SA	15,000	288,563
Fibria Celulose SA	24,300	423,835
Gerdau SA Preference Shares	95,600	365,553
Hypera SA	30,200	235,320
IRB Brasil Resseguros S/A	9,600	206,725
Itau Unibanco Holding SA Preference Shares	461,203	4,224,397
Itausa - Investimentos Itau SA Preference Shares	431,265	1,344,174
JBS SA	123,600	369,612
Klabin SA	61,328	251,277
Kroton Educacional SA	148,000	338,711
Localiza Rent a Car SA	56,320	432,309
Lojas Americanas SA Preference Shares	74,181	377,054
Lojas Renner SA	73,610	805,280
M Dias Branco SA	7,900	87,240
Magazine Luiza SA	6,700	313,015
Multiplan Empreendimentos Imobiliarios SA	36,014	225,892
Natura Cosmeticos SA	23,500	272,850
Petrobras Distribuidora SA	30,600	202,908
Petroleo Brasileiro SA Preference Shares	660,700	4,067,330
Porto Seguro SA	12,800	172,230
Raia Drogasil SA	21,900	322,927
Rumo SA (b)	100,787	442,077
Sul America SA	17,891	132,022
Suzano Papel e Celulose SA	42,900	421,501
Telefonica Brasil SA Preference Shares	42,285	504,376
TIM Participacoes SA	97,800	299,021
Ultrapar Participacoes SA	34,800	477,678
Vale SA	309,506	4,072,710
WEG SA	75,970	343,808
		34,797,587
CANADA — 6.0%
Agnico Eagle Mines, Ltd.	21,800	879,470
Security Description	Shares	Value
Alimentation Couche-Tard, Inc. Class B	41,700	$ 2,073,398
AltaGas, Ltd. (a)	28,400	289,032
ARC Resources, Ltd. (a)	35,900	212,907
Atco, Ltd. Class I	9,100	257,249
Aurora Cannabis, Inc. (a)(b)	76,500	379,756
Bank of Montreal	62,500	4,081,399
Bank of Nova Scotia	119,700	5,963,966
Barrick Gold Corp.	110,300	1,488,380
Bausch Health Cos., Inc. (b)	29,900	552,771
BCE, Inc.	14,979	591,461
BlackBerry, Ltd. (b)	49,800	354,048
Bombardier, Inc. Class B (a)(b)	183,600	272,886
Brookfield Asset Management, Inc. Class A	80,150	3,070,324
CAE, Inc.	28,400	521,713
Cameco Corp.	37,600	426,159
Canadian Imperial Bank of Commerce	42,300	3,149,117
Canadian National Railway Co.	69,900	5,174,688
Canadian Natural Resources, Ltd.	116,800	2,816,951
Canadian Pacific Railway, Ltd.	13,500	2,394,377
Canadian Tire Corp., Ltd. Class A	6,200	647,963
Canadian Utilities, Ltd. Class A (a)	14,300	327,922
Canopy Growth Corp. (a)(b)	19,200	514,652
CCL Industries, Inc. Class B	14,100	516,800
Cenovus Energy, Inc.	98,700	693,747
CGI Group, Inc. Class A (b)	24,500	1,497,840
CI Financial Corp.	26,300	332,746
Constellation Software, Inc.	1,900	1,215,650
Dollarama, Inc.	30,600	727,473
Emera, Inc.	5,500	176,018
Empire Co., Ltd. Class A	16,400	346,180
Enbridge, Inc.	177,900	5,524,044
Encana Corp.	89,700	517,525
Fairfax Financial Holdings, Ltd.	2,600	1,144,053
Finning International, Inc.	15,500	270,098
First Capital Realty, Inc.	15,500	213,922
First Quantum Minerals, Ltd.	64,600	522,173
Fortis, Inc.	40,000	1,332,845
Franco-Nevada Corp.	17,700	1,240,607
George Weston, Ltd.	7,927	522,643
Gildan Activewear, Inc.	20,300	615,926
Goldcorp, Inc.	86,600	847,739
Great-West Lifeco, Inc.	28,600	590,092
H&R Real Estate Investment Trust	12,800	193,528
Husky Energy, Inc.	37,355	385,912
Hydro One, Ltd. (c)	31,200	462,586
IGM Financial, Inc.	8,000	181,754
Imperial Oil, Ltd.	28,100	711,656
Industrial Alliance Insurance & Financial Services, Inc.	9,800	312,627
Intact Financial Corp.	13,700	994,950

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Inter Pipeline, Ltd.	36,400	$ 515,431
Keyera Corp. (a)	19,600	370,388
Kinross Gold Corp. (b)	126,800	408,493
Loblaw Cos., Ltd.	18,000	805,374
Lundin Mining Corp.	62,600	258,503
Magna International, Inc.	31,500	1,429,239
Manulife Financial Corp.	187,400	2,657,738
Methanex Corp.	6,100	293,254
Metro, Inc.	23,057	799,179
National Bank of Canada (a)	32,100	1,317,327
Nutrien, Ltd.	60,318	2,831,740
Onex Corp.	8,400	457,271
Open Text Corp.	25,100	817,799
Pembina Pipeline Corp. (a)	48,836	1,448,489
Power Corp. of Canada	33,600	603,462
Power Financial Corp.	23,600	446,323
PrairieSky Royalty, Ltd.	19,194	248,322
Restaurant Brands International, Inc.	23,546	1,229,536
RioCan Real Estate Investment Trust	14,800	257,900
Rogers Communications, Inc. Class B	35,100	1,797,918
Royal Bank of Canada	139,500	9,543,769
Saputo, Inc.	22,100	634,133
Seven Generations Energy, Ltd. Class A (b)	27,800	226,748
Shaw Communications, Inc. Class B	43,100	779,764
Shopify, Inc. Class A (b)	8,500	1,174,927
SmartCentres Real Estate Investment Trust	5,700	128,665
SNC-Lavalin Group, Inc.	15,900	534,579
Stars Group, Inc. (b)	16,800	277,253
Sun Life Financial, Inc.	57,600	1,910,019
Suncor Energy, Inc.	155,264	4,334,614
Teck Resources, Ltd. Class B	52,000	1,118,963
TELUS Corp.	19,100	632,798
Thomson Reuters Corp.	19,630	947,581
Toronto-Dominion Bank	176,400	8,764,463
Tourmaline Oil Corp.	24,600	305,834
TransCanada Corp. (a)	86,300	3,080,338
Turquoise Hill Resources, Ltd. (b)	95,600	157,490
Vermilion Energy, Inc. (a)	13,700	288,484
West Fraser Timber Co., Ltd.	5,700	281,453
Wheaton Precious Metals Corp.	41,800	815,617
WSP Global, Inc.	9,900	425,270
		113,888,171
CHILE — 0.3%
Aguas Andinas SA Class A	220,856	121,477
Antofagasta PLC	39,186	390,874
Banco de Chile	2,221,425	317,433
Banco de Credito e Inversiones SA	4,364	283,503
Banco Santander Chile	6,282,882	467,957
Security Description	Shares	Value
Cencosud SA	153,516	$ 277,922
Cia Cervecerias Unidas SA	13,362	171,657
Colbun SA	622,750	125,053
Embotelladora Andina SA Class B, Preference Shares	22,750	85,054
Empresa Nacional de Telecomunicaciones SA	21,891	169,753
Empresas CMPC SA	127,700	405,935
Empresas COPEC SA	37,051	444,601
Enel Americas SA	2,714,164	479,124
Enel Chile SA	2,451,823	236,597
Itau CorpBanca	13,434,953	125,425
Latam Airlines Group SA	26,499	264,769
SACI Falabella	73,961	542,409
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,495	491,608
		5,401,151
CHINA — 7.1%
3SBio, Inc. (a)(c)	100,500	128,877
51job, Inc. ADR (b)	2,700	168,588
58.com, Inc. ADR (b)	8,900	482,469
AAC Technologies Holdings, Inc.	68,000	394,745
Agile Group Holdings, Ltd.	148,000	174,099
Agricultural Bank of China, Ltd. Class H	2,934,600	1,294,704
Air China, Ltd. Class H	148,000	128,920
Alibaba Group Holding, Ltd. ADR (a)(b)	124,500	17,065,215
Alibaba Health Information Technology, Ltd. (a)(b)	341,500	276,974
Aluminum Corp. of China, Ltd. Class H (b)	344,000	110,722
Angang Steel Co., Ltd. Class H	150,000	103,457
Anhui Conch Cement Co., Ltd. Class H	125,000	606,691
ANTA Sports Products, Ltd.	108,000	517,974
Autohome, Inc. ADR (a)	5,800	453,734
AviChina Industry & Technology Co., Ltd. Class H	188,000	118,140
BAIC Motor Corp., Ltd. Class H (c)	155,000	81,763
Baidu, Inc. ADR (b)	26,700	4,234,620
Bank of China, Ltd. Class H	7,781,000	3,359,127
Bank of Communications Co., Ltd. Class H	890,000	694,553
Baozun, Inc. ADR (a)(b)	4,500	131,445
BBMG Corp. Class H	322,000	101,584
BeiGene, Ltd. ADR (b)	3,100	434,806
Beijing Capital International Airport Co., Ltd. Class H	160,000	169,823
Beijing Enterprises Holdings, Ltd.	58,000	307,433
Beijing Enterprises Water Group, Ltd. (b)	484,000	246,656
BOC Hong Kong Holdings, Ltd.	349,500	1,299,016

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Brilliance China Automotive Holdings, Ltd.	242,000	$ 180,201
BYD Co., Ltd. Class H (a)	65,000	414,690
BYD Electronic International Co., Ltd.	72,000	90,490
CAR, Inc. (b)	71,000	52,869
CGN Power Co., Ltd. Class H (c)	958,600	227,732
China Agri-Industries Holdings, Ltd.	190,000	67,707
China Cinda Asset Management Co., Ltd. Class H	1,059,592	257,138
China CITIC Bank Corp., Ltd. Class H	929,000	564,803
China Coal Energy Co., Ltd. Class H	186,000	73,171
China Communications Construction Co., Ltd. Class H	482,000	455,568
China Communications Services Corp., Ltd. Class H	250,000	206,914
China Conch Venture Holdings, Ltd.	161,500	480,621
China Construction Bank Corp. Class H	9,270,000	7,648,681
China Eastern Airlines Corp., Ltd. Class H	192,000	106,921
China Everbright Bank Co., Ltd. Class H	221,300	95,820
China Everbright International, Ltd.	361,518	324,146
China Evergrande Group (a)	287,000	859,605
China Galaxy Securities Co., Ltd. Class H	331,300	149,796
China Hongqiao Group, Ltd. (a)	206,000	117,085
China Huarong Asset Management Co., Ltd. Class H (c)	841,000	153,605
China Huishan Dairy Holdings Co., Ltd. (b)(d)	66,000	—
China International Capital Corp., Ltd. Class H (a)(c)	91,200	171,233
China Jinmao Holdings Group, Ltd.	592,000	266,157
China Life Insurance Co., Ltd. Class H	967,452	1,755,671
China Literature, Ltd. (a)(b)(c)	16,000	74,182
China Longyuan Power Group Corp., Ltd. Class H	379,000	258,012
China Medical System Holdings, Ltd.	122,000	113,440
China Mengniu Dairy Co., Ltd. (b)	249,000	776,003
China Merchants Bank Co., Ltd. Class H	412,700	1,512,894
China Merchants Port Holdings Co., Ltd.	124,776	224,711
Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H	546,600	$ 376,997
China Mobile, Ltd.	590,000	5,678,185
China Molybdenum Co., Ltd. Class H	354,000	130,218
China National Building Material Co., Ltd. Class H	338,000	231,396
China Oilfield Services, Ltd. Class H	204,000	175,356
China Oriental Group Co., Ltd.	192,000	114,278
China Overseas Land & Investment, Ltd.	382,000	1,312,472
China Pacific Insurance Group Co., Ltd. Class H	247,400	801,036
China Petroleum & Chemical Corp. Class H	2,426,000	1,732,116
China Power International Development, Ltd.	606,000	137,774
China Railway Construction Corp., Ltd. Class H	187,000	259,386
China Railway Group, Ltd. Class H	423,000	385,216
China Railway Signal & Communication Corp., Ltd. Class H (c)	210,000	146,985
China Reinsurance Group Corp. Class H	499,000	101,975
China Resources Beer Holdings Co., Ltd.	164,721	575,414
China Resources Gas Group, Ltd.	78,000	308,838
China Resources Pharmaceutical Group, Ltd. (c)	177,000	231,046
China Resources Power Holdings Co., Ltd.	222,055	427,130
China Shenhua Energy Co., Ltd. Class H	307,000	672,868
China Southern Airlines Co., Ltd. Class H	162,000	100,353
China State Construction Engineering Corp., Ltd. Class A	120,300	99,807
China Taiping Insurance Holdings Co., Ltd.	168,200	461,890
China Telecom Corp., Ltd. Class H	1,342,000	685,625
China Tower Corp., Ltd. Class H (b)(c)	3,772,000	713,030
China Travel International Investment Hong Kong, Ltd.	206,000	54,991
China Unicom Hong Kong, Ltd.	554,000	591,548
China Vanke Co., Ltd. Class H	118,000	400,902
China Zhongwang Holdings, Ltd.	231,200	102,469
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	106,216
CIFI Holdings Group Co., Ltd.	288,000	153,024

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
CITIC Securities Co., Ltd. Class H	190,500	$ 328,476
CITIC, Ltd.	594,000	931,664
CNOOC, Ltd.	1,687,000	2,607,202
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	57,931
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	85,531
COSCO SHIPPING Ports, Ltd.	134,725	132,499
Country Garden Holdings Co., Ltd.	719,000	875,177
Country Garden Services Holdings Co., Ltd. (b)	90,000	143,000
CRRC Corp., Ltd. Class H	430,350	419,942
CSPC Pharmaceutical Group, Ltd.	442,000	637,933
Ctrip.com International, Ltd. ADR (b)	40,100	1,085,106
Dali Foods Group Co., Ltd. (c)	180,500	133,484
Datang International Power Generation Co., Ltd. Class H	428,000	100,586
Dongfeng Motor Group Co., Ltd. Class H	308,000	279,308
ENN Energy Holdings, Ltd.	78,000	691,897
Far East Horizon, Ltd.	238,000	240,148
Fosun International, Ltd.	260,500	379,304
Future Land Development Holdings, Ltd.	156,000	106,798
Fuyao Glass Industry Group Co., Ltd. Class H (c)	45,600	145,897
GDS Holdings, Ltd. ADR (a)(b)	6,700	154,703
Geely Automobile Holdings, Ltd.	446,000	786,119
Genscript Biotech Corp. (b)	68,000	91,716
GF Securities Co., Ltd. Class H	178,200	241,717
GOME Retail Holdings, Ltd. (a)(b)	972,000	80,696
Great Wall Motor Co., Ltd. Class H (a)	387,000	221,938
Greentown China Holdings, Ltd.	76,000	57,078
Greentown Service Group Co., Ltd.	134,000	102,691
Guangdong Investment, Ltd.	284,000	549,185
Guangzhou Automobile Group Co., Ltd. Class H	302,800	302,052
Guangzhou R&F Properties Co., Ltd. Class H	77,600	117,351
Guotai Junan Securities Co., Ltd. Class H (c)	52,600	106,418
Haitian International Holdings, Ltd.	53,000	102,218
Haitong Securities Co., Ltd. Class H	271,200	259,792
Hengan International Group Co., Ltd.	70,000	509,621
HengTen Networks Group, Ltd. (a)(b)	2,024,000	61,526
Security Description	Shares	Value
Hua Hong Semiconductor, Ltd. (a)(c)	37,000	$ 68,524
Huadian Power International Corp., Ltd. Class H	300,000	135,260
Huaneng Power International, Inc. Class H	388,000	246,794
Huaneng Renewables Corp., Ltd. Class H	418,629	112,285
Huatai Securities Co., Ltd. Class H (a)(c)	154,400	244,536
Huazhu Group, Ltd. ADR (a)	13,100	375,053
Industrial & Commercial Bank of China, Ltd. Class H	6,842,400	4,889,615
Industrial Bank Co., Ltd. Class A	54,800	119,166
Inner Mongolia Yitai Coal Co., Ltd. Class B	93,400	110,399
JD.com, Inc. ADR (b)	69,300	1,450,449
Jiangsu Expressway Co., Ltd. Class H	98,000	136,686
Jiangxi Copper Co., Ltd. Class H	75,000	88,226
Kaisa Group Holdings, Ltd. (b)	292,000	93,239
Kingdee International Software Group Co., Ltd. (a)	174,000	153,791
Kingsoft Corp., Ltd.	54,000	77,800
Kunlun Energy Co., Ltd.	290,000	307,433
Kweichow Moutai Co., Ltd. Class A	1,700	145,992
KWG Group Holdings, Ltd. (b)	111,000	98,250
Legend Holdings Corp. Class H (c)	60,300	157,887
Lenovo Group, Ltd.	620,000	418,911
Logan Property Holdings Co., Ltd.	120,000	150,357
Longfor Group Holdings, Ltd.	128,000	382,560
Luye Pharma Group, Ltd. (a)(c)	154,500	107,547
Maanshan Iron & Steel Co., Ltd. Class H	284,000	125,144
Meitu, Inc. (a)(b)(c)	130,000	36,363
Metallurgical Corp. of China, Ltd. Class H	400,000	96,049
Minth Group, Ltd.	68,000	219,303
MMG, Ltd. (b)	212,000	91,251
Momo, Inc. ADR (b)	14,000	332,500
NetEase, Inc. ADR	7,600	1,788,812
New China Life Insurance Co., Ltd. Class H	72,300	287,192
New Oriental Education & Technology Group, Inc. ADR (b)	13,700	750,897
Nexteer Automotive Group, Ltd.	84,000	119,734
Noah Holdings, Ltd. ADR (b)	3,500	151,620
People's Insurance Co. Group of China, Ltd. Class H	770,000	309,796
PetroChina Co., Ltd. Class H	2,080,000	1,296,455
PICC Property & Casualty Co., Ltd. Class H	617,700	631,952

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class H	519,010	$ 4,574,302
Postal Savings Bank of China Co., Ltd. Class H (c)	244,000	128,711
Semiconductor Manufacturing International Corp. (a)(b)	249,300	218,116
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	165,194
Shanghai Electric Group Co., Ltd. Class H	358,000	114,313
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	193,886
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	128,920	164,373
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	78,900	160,433
Shanghai Pudong Development Bank Co., Ltd. Class A	41,600	59,339
Shenzhen Investment, Ltd.	284,000	93,949
Shenzhou International Group Holdings, Ltd.	74,000	838,831
Shui On Land, Ltd.	328,000	72,895
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	57,044
SINA Corp. (b)	6,300	337,932
Sino-Ocean Group Holding, Ltd.	192,000	84,605
Sinopec Engineering Group Co., Ltd. Class H	115,500	94,857
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	92,000
Sinopharm Group Co., Ltd. Class H	112,800	474,001
Sinotrans, Ltd. Class H	286,000	124,199
Sinotruk Hong Kong, Ltd. (a)	97,000	146,193
SOHO China, Ltd. (b)	353,000	125,792
Sunac China Holdings, Ltd. (a)	223,000	726,305
Sunny Optical Technology Group Co., Ltd.	74,800	664,944
TAL Education Group ADR (b)	35,700	952,476
Tencent Holdings, Ltd.	551,800	22,130,215
Tingyi Cayman Islands Holding Corp.	170,000	227,120
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	66,833
Towngas China Co., Ltd. (b)	88,000	65,303
TravelSky Technology, Ltd. Class H	107,000	274,014
Tsingtao Brewery Co., Ltd. Class H	38,000	153,372
Uni-President China Holdings, Ltd.	114,000	99,012
Vipshop Holdings, Ltd. ADR (b)	42,600	232,596
Want Want China Holdings, Ltd.	450,000	314,969
Weibo Corp. ADR (a)(b)	6,010	351,164
Weichai Power Co., Ltd. Class H	164,000	187,474
Security Description	Shares	Value
Wuxi Biologics Cayman, Inc. (b)(c)	43,000	$ 275,432
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	102,114
Xinyi Solar Holdings, Ltd. (a)	268,000	94,133
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	206,621
Yanzhou Coal Mining Co., Ltd. Class H	150,000	121,083
Yihai International Holding, Ltd.	45,000	110,009
Yum China Holdings, Inc.	35,900	1,203,727
Yuzhou Properties Co., Ltd.	239,398	98,764
YY, Inc. ADR (b)	5,200	311,272
Zhaojin Mining Industry Co., Ltd. Class H	95,000	96,464
Zhejiang Expressway Co., Ltd. Class H	114,000	98,866
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	23,300	74,548
Zhongsheng Group Holdings, Ltd.	50,000	99,114
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	338,138
Zijin Mining Group Co., Ltd. Class H	684,000	259,470
ZTE Corp. Class H (b)	45,800	86,577
		135,812,168
COLOMBIA — 0.1%
Bancolombia SA ADR	71,274	695,646
Cementos Argos SA	35,710	76,533
Ecopetrol SA ADR (a)	462,900	387,565
Grupo Argos SA	22,062	114,811
Grupo Aval Acciones y Valores SA Preference Shares	302,656	93,104
Grupo de Inversiones Suramericana SA	34,217	335,410
Interconexion Electrica SA ESP	32,243	138,801
		1,841,870
CZECH REPUBLIC — 0.0% (e)
CEZ A/S	18,134	430,916
Komercni banka A/S	6,873	258,569
Moneta Money Bank A/S (c)	43,887	141,325
		830,810
DENMARK — 1.1%
AP Moller - Maersk A/S Class A	947	1,162,848
Carlsberg A/S Class B	10,362	1,099,384
Chr. Hansen Holding A/S	9,405	830,724
Coloplast A/S Class B	11,270	1,044,486
Danske Bank A/S	71,622	1,414,238
DSV A/S	18,848	1,239,219
Genmab A/S (b)	6,227	1,018,286
H Lundbeck A/S	7,583	331,526
ISS A/S	14,604	407,273
Novo Nordisk A/S Class B	175,078	7,989,604

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Novozymes A/S Class B	20,865	$ 929,791
Orsted A/S (c)	18,326	1,223,146
Pandora A/S	9,949	404,334
Tryg A/S	11,419	286,702
Vestas Wind Systems A/S	19,657	1,481,814
William Demant Holding A/S (b)	9,101	257,780
		21,121,155
EGYPT — 0.0% (e)
Commercial International Bank Egypt SAE	110,237	461,310
Eastern Tobacco	112,565	103,017
ElSewedy Electric Co.	69,110	69,804
		634,131
FINLAND — 0.8%
Elisa Oyj	14,499	598,009
Fortum Oyj	42,506	928,083
Kone Oyj Class B	31,811	1,514,228
Metso Oyj	9,855	257,985
Neste Oyj	12,340	950,212
Nokia Oyj	551,780	3,175,648
Nokian Renkaat Oyj	9,752	298,989
Nordea Bank Abp	287,140	2,415,437
Orion Oyj Class B	9,415	325,896
Sampo Oyj Class A	42,050	1,846,348
Stora Enso Oyj Class R	52,686	607,399
UPM-Kymmene Oyj	50,429	1,276,901
Wartsila OYJ Abp	42,147	669,466
		14,864,601
FRANCE — 6.8%
Accor SA	17,781	754,311
Aeroports de Paris	3,014	570,223
Air Liquide SA	41,439	5,137,383
Airbus SE	56,265	5,400,250
Alstom SA	14,994	604,541
Amundi SA (c)	6,238	329,166
Arkema SA	6,889	590,322
Atos SE	8,831	721,602
AXA SA	189,266	4,080,105
BioMerieux	3,590	235,975
BNP Paribas SA	108,826	4,910,864
Bollore SA	77,292	309,247
Bouygues SA	20,033	717,709
Bureau Veritas SA	25,576	520,276
Capgemini SE	15,428	1,530,850
Carrefour SA	58,042	989,289
Casino Guichard Perrachon SA (a)	6,350	263,792
Cie de Saint-Gobain	47,352	1,578,714
Cie Generale des Etablissements Michelin SCA	16,233	1,608,870
CNP Assurances	17,239	364,969
Covivio REIT	3,869	372,404
Credit Agricole SA	111,146	1,198,143
Security Description	Shares	Value
Danone SA	59,310	$ 4,170,391
Dassault Aviation SA	263	363,785
Dassault Systemes SE	12,642	1,498,641
Edenred	24,409	895,970
Eiffage SA	7,102	592,337
Electricite de France SA	61,138	964,481
Engie SA	177,684	2,544,071
EssilorLuxottica SA	27,988	3,533,790
Eurazeo SE	5,059	357,401
Eutelsat Communications SA	15,258	300,093
Faurecia SA	7,635	288,633
Gecina SA REIT	4,356	562,690
Getlink SE	48,133	645,422
Hermes International	2,992	1,658,163
ICADE REIT	3,709	281,956
Iliad SA	2,932	411,088
Imerys SA	2,719	130,483
Ingenico Group SA	4,951	280,383
Ipsen SA	3,981	513,567
JCDecaux SA	6,672	187,016
Kering SA	7,417	3,489,850
Klepierre SA REIT	20,838	642,213
Legrand SA	25,427	1,432,997
L'Oreal SA	24,514	5,638,263
LVMH Moet Hennessy Louis Vuitton SE	26,780	7,904,419
Natixis SA	91,070	428,815
Orange SA	195,525	3,163,846
Pernod Ricard SA	20,666	3,385,367
Peugeot SA	54,152	1,154,197
Publicis Groupe SA	19,674	1,126,316
Remy Cointreau SA	2,535	286,746
Renault SA	18,162	1,132,561
Rexel SA	24,964	265,400
Safran SA	32,144	3,872,966
Sanofi	109,134	9,439,077
Sartorius Stedim Biotech	2,621	261,718
Schneider Electric SE	52,681	3,596,474
SCOR SE	16,986	765,051
SEB SA	1,973	254,413
Societe BIC SA	2,422	246,830
Societe Generale SA	75,585	2,403,786
Sodexo SA	8,391	858,499
Suez	38,516	507,661
Teleperformance	5,672	905,159
Thales SA	9,869	1,150,738
TOTAL SA	230,505	12,168,510
Ubisoft Entertainment SA (b)	7,288	587,188
Unibail-Rodamco-Westfield REIT	76,348	2,022,284
Valeo SA	21,629	630,740
Veolia Environnement SA	50,567	1,037,901
Vinci SA	49,541	4,078,693
Vivendi SA	101,137	2,460,282
Wendel SA	2,944	352,361
		130,620,687

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
GERMANY — 5.5%
1&1 Drillisch AG	4,635	$ 235,783
adidas AG	17,911	3,734,632
Allianz SE	41,416	8,291,949
Axel Springer SE	4,179	235,899
BASF SE	88,717	6,125,576
Bayer AG	90,032	6,232,839
Bayerische Motoren Werke AG Preference Shares	37,183	2,959,520
Beiersdorf AG	9,821	1,023,442
Brenntag AG	14,599	629,169
Commerzbank AG (b)	96,730	639,466
Continental AG	10,488	1,447,715
Covestro AG (c)	18,777	926,855
Daimler AG	88,074	4,622,300
Delivery Hero SE (b)(c)	8,039	298,668
Deutsche Bank AG	185,512	1,477,478
Deutsche Boerse AG	18,248	2,189,278
Deutsche Lufthansa AG	24,117	543,116
Deutsche Post AG	96,984	2,650,836
Deutsche Telekom AG	322,158	5,457,833
Deutsche Wohnen SE	35,278	1,613,122
E.ON SE	208,858	2,059,748
Evonik Industries AG	16,655	415,054
Fraport AG Frankfurt Airport Services Worldwide	4,505	321,662
Fresenius Medical Care AG & Co. KGaA	20,477	1,325,845
Fresenius SE & Co. KGaA	39,215	1,899,837
Fuchs Petrolub SE Preference Shares	6,074	249,827
GEA Group AG	17,601	452,713
Hannover Rueck SE	5,451	733,425
HeidelbergCement AG	13,510	824,398
Henkel AG & Co. KGaA Preference Shares	27,509	2,883,499
HOCHTIEF AG	1,698	228,464
HUGO BOSS AG	6,469	398,740
Infineon Technologies AG	110,682	2,197,126
Innogy SE (b)	14,181	613,192
KION Group AG	7,102	359,900
Lanxess AG	9,138	419,933
Merck KGaA	11,996	1,233,916
METRO AG	15,737	240,973
MTU Aero Engines AG	4,909	888,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,220	3,097,503
OSRAM Licht AG	9,397	407,343
Porsche Automobil Holding SE Preference Shares	14,130	834,126
ProSiebenSat.1 Media SE	22,536	400,599
Puma SE	898	438,336
QIAGEN NV (b)	21,785	739,136
RWE AG	48,660	1,054,941
SAP SE	95,220	9,462,393
Sartorius AG Preference Shares	3,102	386,165
Security Description	Shares	Value
Siemens AG	74,170	$ 8,256,599
Siemens Healthineers AG (b)(c)	15,157	633,205
Symrise AG	11,575	853,461
Telefonica Deutschland Holding AG	64,992	253,942
ThyssenKrupp AG	43,389	743,010
TUI AG	41,302	592,038
Uniper SE	20,158	520,786
United Internet AG	11,995	523,802
Volkswagen AG Preference Shares	21,530	3,419,786
Vonovia SE	48,214	2,182,035
Wirecard AG	11,091	1,683,728
Zalando SE (b)(c)	11,226	287,973
		105,853,532
GREECE — 0.1%
Alpha Bank AE (b)	126,379	158,917
FF Group (b)(d)	122	335
Hellenic Telecommunications Organization SA	21,711	236,276
JUMBO SA	9,840	143,082
Motor Oil Hellas Corinth Refineries SA	5,457	131,002
OPAP SA	26,292	228,273
Titan Cement Co. SA	4,041	89,525
		987,410
HONG KONG — 2.6%
AIA Group, Ltd.	1,170,000	9,713,450
Alibaba Pictures Group, Ltd. (a)(b)	1,680,000	283,242
ASM Pacific Technology, Ltd.	26,700	257,303
Bank of East Asia, Ltd.	105,213	334,613
China Ding Yi Feng Holdings, Ltd. (b)	88,000	236,035
China Everbright, Ltd.	66,000	117,006
China First Capital Group, Ltd. (b)	278,000	158,008
China Gas Holdings, Ltd.	163,000	580,853
China Resources Cement Holdings, Ltd.	230,000	207,105
China Resources Land, Ltd.	259,333	997,008
China State Construction International Holdings, Ltd.	184,750	146,774
China Traditional Chinese Medicine Holdings Co., Ltd.	200,000	116,485
CK Asset Holdings, Ltd.	248,024	1,815,192
CK Hutchison Holdings, Ltd.	255,524	2,454,278
CK Infrastructure Holdings, Ltd.	62,500	473,379
CLP Holdings, Ltd.	159,000	1,797,276
Dairy Farm International Holdings, Ltd.	29,600	267,880
Fullshare Holdings, Ltd. (a)(b)	625,000	143,690
Galaxy Entertainment Group, Ltd.	232,000	1,475,678
Haier Electronics Group Co., Ltd. (b)	110,000	270,597

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Hanergy Thin Film Power Group, Ltd. (b)(d)	68,000	$ —
Hang Lung Group, Ltd.	95,000	241,949
Hang Lung Properties, Ltd.	195,000	371,602
Hang Seng Bank, Ltd.	73,500	1,650,367
Henderson Land Development Co., Ltd.	127,606	635,638
HK Electric Investments & HK Electric Investments, Ltd.	246,664	248,890
HKT Trust & HKT, Ltd.	358,000	515,782
Hong Kong & China Gas Co., Ltd.	872,550	1,805,426
Hong Kong Exchanges & Clearing, Ltd.	115,232	3,335,088
Hongkong Land Holdings, Ltd.	113,200	713,160
Hutchison China MediTech, Ltd. ADR (b)	5,100	117,759
Hysan Development Co., Ltd.	59,000	280,706
Jardine Matheson Holdings, Ltd.	21,500	1,495,970
Jardine Strategic Holdings, Ltd.	21,200	778,252
Jiayuan International Group, Ltd. (a)	87,156	161,191
Kerry Properties, Ltd.	75,500	257,956
Kingboard Holdings, Ltd.	56,000	149,489
Kingboard Laminates Holdings, Ltd.	95,000	78,384
Lee & Man Paper Manufacturing, Ltd.	156,000	132,302
Link REIT	203,000	2,056,097
Melco Resorts & Entertainment, Ltd. ADR	23,130	407,551
MTR Corp., Ltd.	144,381	759,769
New World Development Co., Ltd.	570,324	754,668
Nine Dragons Paper Holdings, Ltd.	143,000	132,418
NWS Holdings, Ltd.	140,968	289,161
PCCW, Ltd.	337,000	194,125
Power Assets Holdings, Ltd.	130,000	904,928
Sands China, Ltd.	244,000	1,068,952
Shanghai Industrial Holdings, Ltd.	53,000	107,227
Shangri-La Asia, Ltd.	100,000	148,160
Shenzhen International Holdings, Ltd.	80,500	155,050
Shimao Property Holdings, Ltd.	133,500	356,371
Sino Biopharmaceutical, Ltd.	648,000	427,070
Sino Land Co., Ltd.	333,748	572,065
SJM Holdings, Ltd.	218,000	203,261
SSY Group, Ltd.	132,000	97,786
Sun Art Retail Group, Ltd.	251,500	256,339
Sun Hung Kai Properties, Ltd.	155,500	2,216,506
Swire Pacific, Ltd. Class A	52,500	554,548
Swire Properties, Ltd.	102,200	358,970
Techtronic Industries Co., Ltd.	123,000	653,541
WH Group, Ltd.	829,000	638,478
Wharf Holdings, Ltd.	130,000	338,725
Security Description	Shares	Value
Wharf Real Estate Investment Co., Ltd.	121,000	$ 724,051
Wheelock & Co., Ltd.	77,000	440,107
Yue Yuen Industrial Holdings, Ltd.	56,500	180,772
Yuexiu Property Co., Ltd.	600,000	110,354
		49,922,813
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	31,397	344,370
OTP Bank Nyrt	20,801	836,849
Richter Gedeon Nyrt	14,827	286,894
		1,468,113
INDIA — 2.3%
Adani Ports & Special Economic Zone, Ltd.	52,116	288,368
Ambuja Cements, Ltd.	52,062	167,786
Ashok Leyland, Ltd.	96,463	141,624
Asian Paints, Ltd.	30,695	601,897
Aurobindo Pharma, Ltd.	23,836	250,224
Avenue Supermarts, Ltd. (b)(c)	10,923	251,222
Axis Bank, Ltd. (b)	169,824	1,507,898
Bajaj Auto, Ltd.	8,686	339,030
Bajaj Finance, Ltd.	16,741	633,288
Bajaj Finserv, Ltd.	3,439	318,810
Bharat Forge, Ltd.	16,336	118,984
Bharat Petroleum Corp., Ltd.	83,934	436,411
Bharti Airtel, Ltd.	126,484	565,795
Bharti Infratel, Ltd.	71,218	264,103
Bosch, Ltd.	698	196,558
Britannia Industries, Ltd.	5,514	246,418
Cadila Healthcare, Ltd.	27,349	136,559
Cipla, Ltd.	30,767	228,720
Coal India, Ltd.	61,898	213,449
Container Corp. Of India, Ltd.	14,570	143,436
Dabur India, Ltd.	47,756	294,136
Divi's Laboratories, Ltd.	7,572	160,648
Dr Reddy's Laboratories, Ltd.	12,175	456,377
Eicher Motors, Ltd.	1,262	417,292
GAIL India, Ltd.	65,837	356,809
Glenmark Pharmaceuticals, Ltd.	13,064	129,583
Godrej Consumer Products, Ltd.	31,261	363,141
Grasim Industries, Ltd.	33,219	393,594
Havells India, Ltd.	19,396	192,126
HCL Technologies, Ltd.	54,123	747,481
Hero MotoCorp, Ltd.	4,570	202,267
Hindalco Industries, Ltd.	105,540	340,891
Hindustan Petroleum Corp., Ltd.	57,590	208,781
Hindustan Unilever, Ltd.	64,285	1,673,905
Housing Development Finance Corp., Ltd.	155,744	4,383,542
ICICI Bank, Ltd. ADR	216,770	1,140,400
Indiabulls Housing Finance, Ltd.	26,026	317,986
Indian Oil Corp., Ltd.	126,248	248,102
Infosys, Ltd.	337,933	3,193,786
InterGlobe Aviation, Ltd. (c)	8,111	135,301

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
ITC, Ltd.	343,637	$ 1,386,066
JSW Steel, Ltd.	84,590	372,576
Larsen & Toubro, Ltd. GDR	44,656	920,513
LIC Housing Finance, Ltd.	27,542	191,786
Lupin, Ltd.	24,227	292,830
Mahindra & Mahindra Financial Services, Ltd.	27,266	185,080
Mahindra & Mahindra, Ltd.	73,529	847,027
Marico, Ltd.	54,288	291,288
Maruti Suzuki India, Ltd.	10,676	1,139,548
Motherson Sumi Systems, Ltd.	82,206	196,404
Nestle India, Ltd.	2,089	332,044
NTPC, Ltd.	178,903	381,048
Oil & Natural Gas Corp., Ltd.	147,556	316,607
Page Industries, Ltd.	490	175,639
Petronet LNG, Ltd.	45,619	146,106
Pidilite Industries, Ltd.	10,715	170,160
Piramal Enterprises, Ltd.	7,347	250,039
Power Grid Corp. of India, Ltd.	137,352	387,769
REC, Ltd.	54,149	94,236
Reliance Industries, Ltd. GDR (c)	271,217	4,479,668
Shree Cement, Ltd.	1,029	254,484
Shriram Transport Finance Co., Ltd.	13,935	247,103
State Bank of India GDR (b)	156,921	703,656
Sun Pharmaceutical Industries, Ltd.	77,071	474,856
Tata Consultancy Services, Ltd.	87,140	2,364,943
Tata Motors, Ltd. ADR (a)(b)	144,941	369,722
Tata Power Co., Ltd.	115,538	126,932
Tata Steel, Ltd.	26,661	198,904
Tech Mahindra, Ltd.	49,927	516,076
Titan Co., Ltd.	27,157	360,842
UltraTech Cement, Ltd.	8,609	492,013
United Spirits, Ltd. (b)	25,960	235,003
UPL, Ltd.	31,100	337,795
Vedanta, Ltd. ADR (a)	115,852	347,838
Vodafone Idea, Ltd. (b)	210,934	113,904
Wipro, Ltd. ADR (a)	101,131	481,280
Yes Bank, Ltd.	163,001	424,692
Zee Entertainment Enterprises, Ltd.	51,854	353,764
		43,366,969
INDONESIA — 0.6%
Adaro Energy Tbk PT	1,258,000	106,291
Astra International Tbk PT	2,015,000	1,152,529
Bank Central Asia Tbk PT	931,800	1,684,757
Bank Danamon Indonesia Tbk PT	361,600	191,110
Bank Mandiri Persero Tbk PT	1,763,700	904,540
Bank Negara Indonesia Persero Tbk PT	651,900	398,937
Bank Rakyat Indonesia Persero Tbk PT	5,528,600	1,407,140
Security Description	Shares	Value
Bank Tabungan Negara Persero Tbk PT	370,200	$ 65,390
Bukit Asam Tbk PT	469,600	140,423
Bumi Serpong Damai Tbk PT (b)	1,332,000	116,249
Charoen Pokphand Indonesia Tbk PT	817,700	410,840
Gudang Garam Tbk PT	43,700	254,132
Hanjaya Mandala Sampoerna Tbk PT	833,400	215,015
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	192,286
Indocement Tunggal Prakarsa Tbk PT	222,400	285,346
Indofood CBP Sukses Makmur Tbk PT	220,400	160,165
Indofood Sukses Makmur Tbk PT	409,500	212,154
Jasa Marga Persero Tbk PT	410,075	122,053
Kalbe Farma Tbk PT	1,941,600	205,232
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	102,818
Pakuwon Jati Tbk PT	1,357,000	58,508
Perusahaan Gas Negara Persero Tbk	1,274,900	187,955
Semen Indonesia Persero Tbk PT	331,000	264,708
Surya Citra Media Tbk PT	511,200	66,477
Telekomunikasi Indonesia Persero Tbk PT	5,006,800	1,305,668
Tower Bersama Infrastructure Tbk PT	191,400	47,916
Unilever Indonesia Tbk PT	144,200	455,263
United Tractors Tbk PT	146,700	279,016
		10,992,918
IRELAND — 0.4%
AerCap Holdings NV (b)	12,623	499,871
AIB Group PLC	83,592	351,654
Bank of Ireland Group PLC	92,401	513,353
CRH PLC	79,344	2,095,218
James Hardie Industries PLC	42,756	455,115
Kerry Group PLC Class A	14,990	1,482,248
Kingspan Group PLC (a)	14,517	620,325
Paddy Power Betfair PLC	8,664	709,640
Ryanair Holdings PLC ADR (b)	2,363	168,576
Smurfit Kappa Group PLC	23,145	615,418
		7,511,418
ISRAEL — 0.3%
Azrieli Group, Ltd.	5,161	246,535
Bank Hapoalim BM	96,523	610,897
Bank Leumi Le-Israel BM	145,133	877,770
Bezeq The Israeli Telecommunication Corp., Ltd.	242,358	236,731
Check Point Software Technologies, Ltd. (b)	11,810	1,212,296

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Elbit Systems, Ltd.	2,126	$ 243,963
Israel Chemicals, Ltd.	73,453	416,727
Mizrahi Tefahot Bank, Ltd.	16,345	276,182
Nice, Ltd. (b)	6,158	662,808
Teva Pharmaceutical Industries, Ltd. ADR (b)	96,235	1,496,114
Wix.com, Ltd. (a)(b)	4,100	370,394
		6,650,417
ITALY — 1.3%
Assicurazioni Generali SpA	111,294	1,857,495
Atlantia SpA	46,846	967,685
Davide Campari-Milano SpA	50,761	428,533
Enel SpA	788,401	4,545,958
Eni SpA	244,980	3,850,111
Ferrari NV	11,738	1,164,439
Intesa Sanpaolo SpA	1,448,556	3,212,147
Leonardo SpA	40,572	356,105
Luxottica Group SpA	15,945	942,363
Mediobanca Banca di Credito Finanziario SpA	54,081	456,004
Moncler SpA	15,605	516,078
Pirelli & C SpA (b)(c)	34,961	224,207
Poste Italiane SpA (c)	45,660	364,538
Prysmian SpA	26,064	502,643
Recordati SpA	8,823	305,505
Snam SpA	212,451	927,495
Telecom Italia SpA	1,655,338	870,653
Terna Rete Elettrica Nazionale SpA	135,410	766,694
UniCredit SpA	188,938	2,136,950
		24,395,603
JAPAN — 15.4%
ABC-Mart, Inc. (a)	2,900	160,707
Acom Co., Ltd.	36,100	118,123
Aeon Co., Ltd.	57,400	1,124,562
AEON Financial Service Co., Ltd.	10,500	187,003
Aeon Mall Co., Ltd.	8,700	138,689
AGC, Inc. (a)	17,500	547,099
Air Water, Inc.	11,600	176,038
Aisin Seiki Co., Ltd.	16,600	577,970
Ajinomoto Co., Inc.	51,100	911,477
Alfresa Holdings Corp.	16,400	418,987
Alps Electric Co., Ltd.	16,900	328,866
Amada Holdings Co., Ltd.	29,700	267,453
ANA Holdings, Inc.	10,100	362,795
Aozora Bank, Ltd. (a)	11,600	346,261
Asahi Group Holdings, Ltd.	34,800	1,354,065
Asahi Intecc Co., Ltd.	9,200	389,081
Asahi Kasei Corp.	119,300	1,228,720
Asics Corp. (a)	12,400	158,793
Astellas Pharma, Inc.	183,300	2,341,475
Bandai Namco Holdings, Inc.	18,100	812,491
Bank of Kyoto, Ltd.	4,400	182,272
Benesse Holdings, Inc.	6,600	168,316
Security Description	Shares	Value
Bridgestone Corp. (a)	60,000	$ 2,316,547
Brother Industries, Ltd.	19,300	286,910
Calbee, Inc.	6,100	191,259
Canon, Inc. (a)	94,500	2,584,829
Casio Computer Co., Ltd. (a)	17,500	207,993
Central Japan Railway Co.	13,700	2,892,590
Chiba Bank, Ltd.	57,000	318,990
Chubu Electric Power Co., Inc.	62,400	888,666
Chugai Pharmaceutical Co., Ltd. (a)	20,900	1,215,349
Chugoku Electric Power Co., Inc.	32,000	416,497
Coca-Cola Bottlers Japan Holdings, Inc. (a)	13,200	395,224
Concordia Financial Group, Ltd.	106,900	411,173
Credit Saison Co., Ltd.	12,000	141,202
CyberAgent, Inc.	8,900	344,351
Dai Nippon Printing Co., Ltd.	21,300	445,938
Daicel Corp.	24,500	252,559
Daifuku Co., Ltd.	10,100	462,125
Dai-ichi Life Holdings, Inc.	102,800	1,609,720
Daiichi Sankyo Co., Ltd.	53,600	1,715,259
Daikin Industries, Ltd.	24,500	2,611,562
Daito Trust Construction Co., Ltd.	6,800	930,611
Daiwa House Industry Co., Ltd.	54,800	1,747,167
Daiwa House REIT Investment Corp.	169	378,465
Daiwa Securities Group, Inc.	160,800	815,762
DeNA Co., Ltd.	13,800	230,681
Denso Corp.	42,100	1,877,549
Dentsu, Inc.	20,600	920,959
Disco Corp.	3,000	351,365
Don Quijote Holdings Co., Ltd. (a)	11,900	739,717
East Japan Railway Co.	30,000	2,655,334
Eisai Co., Ltd.	24,400	1,890,797
Electric Power Development Co., Ltd.	12,800	304,031
FamilyMart UNY Holdings Co., Ltd. (a)	6,700	849,446
FANUC Corp.	18,500	2,810,874
Fast Retailing Co., Ltd.	5,600	2,877,200
Fuji Electric Co., Ltd.	10,800	319,428
FUJIFILM Holdings Corp.	37,300	1,451,679
Fujitsu, Ltd.	19,800	1,235,662
Fukuoka Financial Group, Inc.	15,800	322,149
Hakuhodo DY Holdings, Inc.	25,000	358,884
Hamamatsu Photonics KK	14,400	484,966
Hankyu Hanshin Holdings, Inc.	22,800	758,511
Hikari Tsushin, Inc. (a)	1,900	297,343
Hino Motors, Ltd.	19,900	188,634
Hirose Electric Co., Ltd.	2,800	274,858
Hisamitsu Pharmaceutical Co., Inc.	5,400	298,756
Hitachi Chemical Co., Ltd.	7,900	119,528

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd.	9,300	$ 218,016
Hitachi High-Technologies Corp.	5,400	170,050
Hitachi Metals, Ltd.	16,600	173,996
Hitachi, Ltd.	91,400	2,445,470
Honda Motor Co., Ltd.	159,100	4,197,375
Hoshizaki Corp.	5,100	310,514
Hoya Corp.	36,000	2,170,533
Hulic Co., Ltd.	34,600	310,632
Idemitsu Kosan Co., Ltd.	13,800	454,067
IHI Corp.	12,900	356,259
Iida Group Holdings Co., Ltd.	13,400	232,178
Inpex Corp.	101,700	909,984
Isetan Mitsukoshi Holdings, Ltd.	29,400	325,580
Isuzu Motors, Ltd.	49,400	697,224
ITOCHU Corp.	139,200	2,368,741
J Front Retailing Co., Ltd.	21,300	244,616
Japan Airlines Co., Ltd.	10,200	361,739
Japan Airport Terminal Co., Ltd.	5,500	190,995
Japan Exchange Group, Inc.	49,600	804,251
Japan Post Bank Co., Ltd.	38,300	422,394
Japan Post Holdings Co., Ltd.	152,400	1,757,153
Japan Prime Realty Investment Corp. REIT (a)	75	285,057
Japan Real Estate Investment Corp. REIT	118	662,517
Japan Retail Fund Investment Corp. REIT	279	558,178
Japan Tobacco, Inc. (a)	104,300	2,487,362
JFE Holdings, Inc.	48,300	773,487
JGC Corp.	20,200	284,823
JSR Corp.	18,200	274,539
JTEKT Corp.	23,200	259,246
JXTG Holdings, Inc.	303,300	1,594,250
Kajima Corp.	43,000	579,264
Kakaku.com, Inc.	13,300	235,415
Kamigumi Co., Ltd.	10,700	220,017
Kaneka Corp.	5,200	186,738
Kansai Electric Power Co., Inc.	67,600	1,016,634
Kansai Paint Co., Ltd.	20,900	402,703
Kao Corp. (a)	48,100	3,574,784
Kawasaki Heavy Industries, Ltd.	15,500	332,279
KDDI Corp.	171,100	4,092,115
Keihan Holdings Co., Ltd.	11,300	460,899
Keikyu Corp.	19,700	322,662
Keio Corp.	9,600	559,121
Keisei Electric Railway Co., Ltd.	12,100	379,383
Keyence Corp.	9,400	4,770,469
Kikkoman Corp.	14,800	797,229
Kintetsu Group Holdings Co., Ltd.	17,800	773,878
Kirin Holdings Co., Ltd.	77,500	1,623,604
Kobayashi Pharmaceutical Co., Ltd.	4,300	292,768
Kobe Steel, Ltd.	23,600	164,339
Koito Manufacturing Co., Ltd.	9,000	465,934
Security Description	Shares	Value
Komatsu, Ltd.	89,900	$ 1,938,281
Konami Holdings Corp.	8,200	359,121
Konica Minolta, Inc.	50,300	455,251
Kose Corp.	3,100	487,682
Kubota Corp.	94,500	1,344,955
Kuraray Co., Ltd.	28,700	405,460
Kurita Water Industries, Ltd.	8,800	213,674
Kyocera Corp.	30,900	1,551,266
Kyowa Hakko Kirin Co., Ltd.	26,900	509,240
Kyushu Electric Power Co., Inc.	45,300	540,470
Kyushu Railway Co.	15,100	511,293
Lawson, Inc.	5,600	354,737
LINE Corp. (a)(b)	6,300	216,766
Lion Corp.	23,500	486,214
LIXIL Group Corp.	27,800	345,109
M3, Inc.	40,000	537,392
Makita Corp.	21,300	758,114
Marubeni Corp.	153,300	1,079,241
Marui Group Co., Ltd.	18,000	349,943
Maruichi Steel Tube, Ltd.	5,100	161,067
Mazda Motor Corp.	55,300	572,078
McDonald's Holdings Co. Japan, Ltd. (a)	6,300	267,584
Mebuki Financial Group, Inc.	66,600	177,252
Medipal Holdings Corp.	18,600	399,244
MEIJI Holdings Co., Ltd.	11,500	939,161
MINEBEA MITSUMI, Inc.	34,700	502,876
MISUMI Group, Inc.	25,600	541,097
Mitsubishi Chemical Holdings Corp.	130,100	987,297
Mitsubishi Corp.	132,200	3,638,919
Mitsubishi Electric Corp.	179,200	1,986,937
Mitsubishi Estate Co., Ltd.	111,800	1,762,367
Mitsubishi Gas Chemical Co., Inc.	13,400	202,133
Mitsubishi Heavy Industries, Ltd.	28,000	1,009,598
Mitsubishi Materials Corp.	8,400	221,647
Mitsubishi Motors Corp.	64,600	354,457
Mitsubishi Tanabe Pharma Corp.	25,300	364,575
Mitsubishi UFJ Financial Group, Inc.	1,142,800	5,602,808
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	196,830
Mitsui & Co., Ltd.	157,600	2,428,317
Mitsui Chemicals, Inc.	18,500	418,849
Mitsui Fudosan Co., Ltd.	85,800	1,912,054
Mitsui OSK Lines, Ltd.	10,800	236,150
Mizuho Financial Group, Inc.	2,296,100	3,564,014
MonotaRO Co., Ltd. (a)	11,900	294,802
MS&AD Insurance Group Holdings, Inc.	44,800	1,278,892
Murata Manufacturing Co., Ltd.	17,000	2,317,231
Nabtesco Corp. (a)	8,500	185,626
Nagoya Railroad Co., Ltd.	15,500	409,133
NEC Corp.	25,100	746,949
Nexon Co., Ltd. (b)	39,000	502,274

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
NGK Insulators, Ltd.	21,900	$ 297,616
NGK Spark Plug Co., Ltd.	14,400	287,698
NH Foods, Ltd.	7,500	282,664
Nidec Corp.	21,800	2,478,740
Nikon Corp.	33,600	500,716
Nintendo Co., Ltd.	11,100	2,962,799
Nippon Building Fund, Inc. REIT	121	762,074
Nippon Electric Glass Co., Ltd. (a)	7,500	184,091
Nippon Express Co., Ltd.	8,100	451,825
Nippon Paint Holdings Co., Ltd. (a)	13,500	462,653
Nippon Prologis REIT, Inc.	152	321,276
Nippon Steel & Sumitomo Metal Corp.	71,800	1,238,495
Nippon Telegraph & Telephone Corp.	65,500	2,675,760
Nippon Yusen KK	12,400	191,117
Nissan Chemical Corp.	12,600	661,496
Nissan Motor Co., Ltd.	221,700	1,778,813
Nisshin Seifun Group, Inc.	22,000	455,380
Nissin Foods Holdings Co., Ltd.	6,000	377,341
Nitori Holdings Co., Ltd.	7,400	926,054
Nitto Denko Corp.	15,100	762,879
Nomura Holdings, Inc.	324,500	1,244,585
Nomura Real Estate Holdings, Inc.	11,300	207,533
Nomura Real Estate Master Fund, Inc. REIT	407	535,668
Nomura Research Institute, Ltd.	10,800	401,130
NSK, Ltd.	38,700	334,743
NTT Data Corp.	61,400	674,356
NTT DOCOMO, Inc.	129,900	2,927,382
Obayashi Corp.	62,900	569,864
Obic Co., Ltd.	6,600	510,723
Odakyu Electric Railway Co., Ltd.	28,400	625,646
Oji Holdings Corp.	87,000	448,024
Olympus Corp.	27,200	836,713
Omron Corp.	17,900	652,600
Ono Pharmaceutical Co., Ltd.	39,100	800,068
Oracle Corp. Japan	3,300	210,546
Oriental Land Co., Ltd.	19,600	1,974,917
ORIX Corp.	126,500	1,851,121
Osaka Gas Co., Ltd.	36,700	672,017
Otsuka Corp. (a)	11,300	311,042
Otsuka Holdings Co., Ltd. (a)	37,800	1,547,969
Panasonic Corp.	215,200	1,943,008
Park24 Co., Ltd.	10,500	230,930
Pigeon Corp. (a)	11,000	471,221
Pola Orbis Holdings, Inc. (a)	8,100	219,194
Rakuten, Inc. (a)(b)	89,400	599,721
Recruit Holdings Co., Ltd.	104,200	2,528,665
Renesas Electronics Corp. (b)	78,800	359,112
Resona Holdings, Inc.	193,000	930,038
Ricoh Co., Ltd.	69,700	684,199
Security Description	Shares	Value
Rinnai Corp.	3,900	$ 257,358
Rohm Co., Ltd.	8,900	571,080
Ryohin Keikaku Co., Ltd.	2,200	532,379
Sankyo Co., Ltd.	3,800	144,775
Santen Pharmaceutical Co., Ltd.	37,600	543,532
SBI Holdings, Inc.	20,300	399,469
Secom Co., Ltd.	19,800	1,644,782
Sega Sammy Holdings, Inc.	18,200	254,798
Seibu Holdings, Inc.	23,900	416,940
Seiko Epson Corp.	26,400	372,485
Sekisui Chemical Co., Ltd.	32,100	477,192
Sekisui House, Ltd.	56,200	829,311
Seven & i Holdings Co., Ltd.	73,800	3,217,294
Seven Bank, Ltd.	42,900	122,778
SG Holdings Co., Ltd.	8,400	219,274
Sharp Corp. (a)	24,800	249,096
Shimadzu Corp.	20,800	412,151
Shimamura Co., Ltd. (a)	1,700	130,155
Shimano, Inc.	7,000	990,202
Shimizu Corp.	52,200	425,821
Shin-Etsu Chemical Co., Ltd.	35,200	2,738,616
Shinsei Bank, Ltd.	14,900	177,771
Shionogi & Co., Ltd.	26,900	1,537,528
Shiseido Co., Ltd. (a)	36,000	2,261,423
Shizuoka Bank, Ltd.	53,000	415,923
Showa Denko KK (a)	12,100	360,634
Showa Shell Sekiyu KK	16,500	231,750
SMC Corp.	5,500	1,666,317
SoftBank Group Corp.	79,700	5,306,553
Sohgo Security Services Co., Ltd.	6,500	304,516
Sompo Holdings, Inc.	31,400	1,068,084
Sony Corp.	122,600	5,951,489
Sony Financial Holdings, Inc.	18,700	350,258
Stanley Electric Co., Ltd.	12,300	346,416
Subaru Corp.	59,300	1,275,559
SUMCO Corp. (a)	23,600	263,931
Sumitomo Chemical Co., Ltd.	147,000	714,132
Sumitomo Corp.	106,500	1,515,743
Sumitomo Dainippon Pharma Co., Ltd.	15,000	477,829
Sumitomo Electric Industries, Ltd.	74,200	988,747
Sumitomo Heavy Industries, Ltd.	10,200	304,471
Sumitomo Metal Mining Co., Ltd.	21,600	580,285
Sumitomo Mitsui Financial Group, Inc.	129,200	4,292,339
Sumitomo Mitsui Trust Holdings, Inc.	30,700	1,125,420
Sumitomo Realty & Development Co., Ltd.	34,800	1,276,989
Sumitomo Rubber Industries, Ltd. (a)	14,000	165,884
Sundrug Co., Ltd.	5,700	170,145
Suntory Beverage & Food, Ltd.	14,400	650,996

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Suzuken Co., Ltd.	6,500	$ 331,176
Suzuki Motor Corp.	33,100	1,679,512
Sysmex Corp.	16,400	788,647
T&D Holdings, Inc.	52,600	613,183
Taiheiyo Cement Corp.	12,400	383,703
Taisei Corp.	19,400	831,946
Taisho Pharmaceutical Holdings Co., Ltd.	3,400	341,813
Taiyo Nippon Sanso Corp.	9,900	162,060
Takashimaya Co., Ltd.	11,500	147,163
Takeda Pharmaceutical Co., Ltd. (a)	67,800	2,289,559
TDK Corp.	12,200	858,442
Teijin, Ltd.	16,100	257,829
Temp Holdings Co., Ltd. (a)	17,000	253,493
Terumo Corp.	29,400	1,667,827
THK Co., Ltd.	13,900	261,239
Tobu Railway Co., Ltd.	19,900	537,426
Toho Co., Ltd.	12,900	467,958
Toho Gas Co., Ltd.	8,500	359,089
Tohoku Electric Power Co., Inc.	45,200	597,366
Tokio Marine Holdings, Inc.	66,000	3,149,761
Tokyo Century Corp.	3,700	162,886
Tokyo Electric Power Co. Holdings, Inc. (b)	146,300	870,746
Tokyo Electron, Ltd.	15,100	1,722,431
Tokyo Gas Co., Ltd.	37,200	944,452
Tokyu Corp.	51,000	834,389
Tokyu Fudosan Holdings Corp.	67,200	331,973
Toppan Printing Co., Ltd.	22,000	324,240
Toray Industries, Inc.	130,600	918,956
Toshiba Corp.	63,100	1,782,892
Tosoh Corp.	23,700	309,332
TOTO, Ltd.	15,300	531,313
Toyo Seikan Group Holdings, Ltd.	12,700	291,933
Toyo Suisan Kaisha, Ltd.	8,000	279,634
Toyoda Gosei Co., Ltd.	5,300	105,068
Toyota Industries Corp.	15,300	709,812
Toyota Motor Corp.	220,900	12,897,830
Toyota Tsusho Corp.	19,200	567,871
Trend Micro, Inc. (b)	10,800	587,668
Tsuruha Holdings, Inc.	3,600	309,092
Unicharm Corp.	37,900	1,229,423
United Urban Investment Corp. REIT	258	400,233
USS Co., Ltd.	19,200	323,573
Welcia Holdings Co., Ltd.	4,500	203,436
West Japan Railway Co.	16,200	1,145,953
Yahoo! Japan Corp.	270,100	674,542
Yakult Honsha Co., Ltd.	12,200	858,442
Yamada Denki Co., Ltd.	59,400	285,319
Yamaguchi Financial Group, Inc.	19,000	182,701
Yamaha Corp.	13,700	584,387
Yamaha Motor Co., Ltd. (a)	26,700	525,409
Yamato Holdings Co., Ltd. (a)	34,300	945,388
Security Description	Shares	Value
Yamazaki Baking Co., Ltd.	10,300	$ 216,486
Yaskawa Electric Corp. (a)	22,100	543,461
Yokogawa Electric Corp.	20,000	346,534
Yokohama Rubber Co., Ltd. (a)	10,800	203,272
ZOZO, Inc.	19,400	355,412
		293,256,753
LUXEMBOURG — 0.2%
ArcelorMittal	63,525	1,317,301
Aroundtown SA	73,287	604,877
Eurofins Scientific SE	1,034	385,338
Millicom International Cellular SA SDR	5,780	366,064
Reinet Investments SCA	12,844	195,049
RTL Group SA	3,498	186,741
SES SA	34,419	657,473
Tenaris SA	46,006	496,466
		4,209,309
MACAU — 0.0% (e)
MGM China Holdings, Ltd.	85,200	142,991
Wynn Macau, Ltd.	172,000	375,224
		518,215
MALAYSIA — 0.6%
AirAsia Group Bhd	140,400	100,905
Alliance Bank Malaysia Bhd	140,600	136,772
AMMB Holdings Bhd	132,400	139,048
Axiata Group Bhd	281,225	267,445
British American Tobacco Malaysia Bhd	23,500	205,174
CIMB Group Holdings Bhd	433,810	599,408
Dialog Group Bhd	417,600	314,274
DiGi.Com Bhd	316,000	344,102
Fraser & Neave Holdings Bhd	17,600	142,674
Gamuda Bhd	128,616	72,828
Genting Bhd	190,200	280,755
Genting Malaysia Bhd	259,500	189,641
Genting Plantations Bhd	900	2,147
HAP Seng Consolidated Bhd	66,200	157,791
Hartalega Holdings Bhd	138,200	205,335
Hong Leong Bank Bhd	61,432	303,258
Hong Leong Financial Group Bhd	20,700	92,968
IHH Healthcare Bhd	233,600	304,683
IJM Corp. Bhd	331,300	129,874
IOI Corp. Bhd	149,800	161,309
IOI Properties Group Bhd	38,750	14,440
Kuala Lumpur Kepong Bhd	43,300	259,014
Malayan Banking Bhd	396,048	910,455
Malaysia Airports Holdings Bhd	66,124	134,088
Maxis Bhd	221,600	286,887
MISC Bhd	86,500	140,242
Nestle Malaysia Bhd	6,300	224,711
Petronas Chemicals Group Bhd	247,800	557,063
Petronas Dagangan Bhd	22,600	144,924
Petronas Gas Bhd	77,000	357,750

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
PPB Group Bhd	44,280	$ 188,371
Press Metal Aluminium Holdings Bhd	136,100	159,072
Public Bank Bhd	275,100	1,648,270
QL Resources Bhd	61,700	101,676
RHB Capital Bhd	128,959	165,080
Sime Darby Bhd	142,535	82,779
Sime Darby Plantation Bhd	208,035	239,624
Sime Darby Property Bhd	142,535	34,319
SP Setia Bhd Group	131,200	73,974
Telekom Malaysia Bhd	91,003	58,577
Tenaga Nasional Bhd	313,600	1,032,053
Top Glove Corp. Bhd	123,600	167,492
Westports Holdings Bhd	92,500	81,028
YTL Corp. Bhd	529,608	129,438
		11,341,718
MEXICO — 0.7%
Alfa SAB de CV Class A	286,700	340,510
Alsea SAB de CV (a)	44,000	114,481
America Movil SAB de CV Series L	3,274,000	2,325,776
Arca Continental SAB de CV	39,900	222,660
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (a)	165,200	204,343
Cemex SAB de CV Series CPO (b)	1,373,964	662,782
Coca-Cola Femsa SAB de CV Series L	62,500	378,673
El Puerto de Liverpool SAB de CV Series C1 (a)	13,000	83,292
Fibra Uno Administracion SA de CV REIT	384,300	426,377
Fomento Economico Mexicano SAB de CV	188,300	1,615,687
Fresnillo PLC	22,113	242,203
Gruma SAB de CV Class B	24,445	275,398
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,000	300,866
Grupo Aeroportuario del Sureste SAB de CV Class B	18,610	280,108
Grupo Bimbo SAB de CV Class A	153,500	305,538
Grupo Carso SAB de CV Series A1 (a)	60,000	214,454
Grupo Financiero Banorte SAB de CV Series O	246,500	1,200,723
Grupo Financiero Inbursa SAB de CV Series O	215,700	310,728
Grupo Mexico SAB de CV Class B	331,400	682,699
Grupo Televisa SAB Series CPO	232,800	584,076
Industrias Penoles SAB de CV	13,145	160,193
Infraestructura Energetica Nova SAB de CV	48,600	180,198
Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A (a)(b)	173,700	$ 276,068
Megacable Holdings SAB de CV (a)	28,500	127,336
Mexichem SAB de CV	94,957	240,650
Promotora y Operadora de Infraestructura SAB de CV	18,200	173,592
Wal-Mart de Mexico SAB de CV	513,200	1,302,430
		13,231,841
NETHERLANDS — 3.0%
ABN AMRO Group NV (c)	42,983	1,009,254
Aegon NV	169,803	791,776
Akzo Nobel NV	23,868	1,920,843
ASML Holding NV	39,567	6,203,885
EXOR NV	9,998	540,145
Heineken Holding NV	11,437	964,223
Heineken NV	24,778	2,186,687
ING Groep NV	374,308	4,026,446
Koninklijke Ahold Delhaize NV	119,028	3,003,675
Koninklijke DSM NV	18,127	1,480,371
Koninklijke KPN NV	314,328	919,869
Koninklijke Philips NV	92,448	3,268,741
Koninklijke Vopak NV	6,356	288,309
NN Group NV	29,632	1,178,809
NXP Semiconductors NV	33,354	2,444,181
Randstad NV	11,642	533,540
Royal Dutch Shell PLC Class B	807,275	23,874,579
Wolters Kluwer NV	27,445	1,620,768
		56,256,101
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	64,020	478,654
Auckland International Airport, Ltd.	83,620	402,593
Fisher & Paykel Healthcare Corp., Ltd.	57,800	503,851
Fletcher Building, Ltd. (b)	93,438	305,756
Meridian Energy, Ltd.	118,222	269,927
Ryman Healthcare, Ltd.	36,039	259,542
Spark New Zealand, Ltd.	195,380	543,700
		2,764,023
NORWAY — 0.5%
Aker BP ASA	9,455	238,036
DNB ASA	94,512	1,507,865
Equinor ASA	110,407	2,342,873
Gjensidige Forsikring ASA	21,869	341,452
Marine Harvest ASA	40,936	863,711
Norsk Hydro ASA	126,562	573,093
Orkla ASA	78,119	613,827
Schibsted ASA Class B	9,073	275,046
Telenor ASA	74,340	1,438,011
Yara International ASA	17,107	658,862
		8,852,776

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	53,000	$ 45,993
MCB Bank, Ltd.	39,200	54,668
Oil & Gas Development Co., Ltd.	90,100	83,090
		183,751
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	16,800	272,496
Credicorp, Ltd.	6,700	1,485,189
Southern Copper Corp.	8,400	258,468
		2,016,153
PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	180,220	188,497
Aboitiz Power Corp.	208,000	138,838
Alliance Global Group, Inc.	450,900	102,039
Ayala Corp.	25,640	438,832
Ayala Land, Inc.	766,400	591,725
Bank of the Philippine Islands	68,567	122,569
BDO Unibank, Inc.	185,783	462,117
DMCI Holdings, Inc.	360,130	87,524
Globe Telecom, Inc.	2,995	108,215
GT Capital Holdings, Inc.	11,674	216,452
International Container Terminal Services, Inc.	76,460	145,403
JG Summit Holdings, Inc.	250,410	265,244
Jollibee Foods Corp.	33,510	185,951
Manila Electric Co.	24,040	173,722
Megaworld Corp.	1,020,000	92,137
Metro Pacific Investments Corp.	974,000	85,944
Metropolitan Bank & Trust Co.	187,829	289,146
PLDT, Inc.	6,380	136,493
Robinsons Land Corp.	196,244	75,199
Security Bank Corp.	5,920	17,450
SM Investments Corp.	25,175	439,252
SM Prime Holdings, Inc.	1,055,600	718,655
Universal Robina Corp.	80,890	195,360
		5,276,764
POLAND — 0.3%
Alior Bank SA (b)	7,214	102,063
Bank Handlowy w Warszawie SA	5,829	107,216
Bank Millennium SA (b)	64,815	153,034
Bank Polska Kasa Opieki SA	15,424	447,519
CCC SA	2,236	115,051
CD Projekt SA (b)	6,706	259,904
Cyfrowy Polsat SA (b)	19,389	116,435
Dino Polska SA (b)(c)	7,708	196,663
Grupa Lotos SA	8,131	191,547
Jastrzebska Spolka Weglowa SA (b)	3,376	60,443
KGHM Polska Miedz SA (b)	14,475	342,460
LPP SA	144	300,898
mBank SA	1,215	137,194
Orange Polska SA (b)	106,622	135,947
Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (b)	75,453	$ 200,846
Polski Koncern Naftowy ORLEN SA	30,746	885,121
Polskie Gornictwo Naftowe i Gazownictwo SA	155,896	286,748
Powszechna Kasa Oszczednosci Bank Polski SA	81,935	860,844
Powszechny Zaklad Ubezpieczen SA	59,122	690,878
Santander Bank Polska SA	3,603	343,540
		5,934,351
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	241,838	842,918
Galp Energia SGPS SA	47,099	742,739
Jeronimo Martins SGPS SA	26,225	309,984
		1,895,641
QATAR — 0.3%
Barwa Real Estate Co.	23,060	252,750
Commercial Bank PQSC	16,545	178,979
Doha Bank QPSC	21,118	128,752
Ezdan Holding Group QSC (b)	93,897	334,716
Industries Qatar QSC	18,513	679,306
Masraf Al Rayan QSC	32,119	367,654
Ooredoo QSC	5,832	120,124
Qatar Electricity & Water Co. QSC	4,352	221,111
Qatar Insurance Co. SAQ	9,737	95,999
Qatar Islamic Bank SAQ	10,467	436,933
Qatar National Bank QPSC	44,062	2,359,654
		5,175,978
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	40,925	321,482
RUSSIA — 0.9%
Alrosa PJSC	223,022	317,048
Gazprom PJSC	1,012,060	2,240,545
Inter RAO UES PJSC	2,290,000	128,064
LUKOIL PJSC	47,696	3,434,478
Magnit PJSC GDR	34,998	445,524
Magnitogorsk Iron & Steel Works PJSC	226,900	140,822
MMC Norilsk Nickel PJSC	6,245	1,173,787
Mobile TeleSystems PJSC	57,600	291,839
Moscow Exchange MICEX-RTS PJSC (b)	132,585	155,132
Novatek PJSC GDR	8,769	1,499,499
Novolipetsk Steel PJSC (b)	113,250	256,987
PhosAgro PJSC GDR	11,644	148,461
Polymetal International PLC	17,213	180,203
Polyus PJSC (b)	2,617	203,671
Rosneft Oil Co. PJSC	120,780	750,299
Sberbank of Russia PJSC	1,059,130	2,844,907
Severstal PJSC	18,520	251,721
Surgutneftegas PJSC Preference Shares	1,691,000	799,912

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Tatneft PJSC	146,100	$ 1,554,034
Transneft PJSC Preference Shares	30	73,927
VTB Bank PJSC	437,390,000	213,884
X5 Retail Group NV GDR	11,583	287,027
		17,391,771
SINGAPORE — 0.9%
Ascendas Real Estate Investment Trust	275,475	519,421
BOC Aviation, Ltd. (c)	18,300	135,450
CapitaLand Commercial Trust REIT	290,090	372,456
CapitaLand Mall Trust REIT	254,800	422,486
CapitaLand, Ltd.	253,200	577,734
City Developments, Ltd.	31,000	184,681
ComfortDelGro Corp., Ltd.	189,100	298,287
DBS Group Holdings, Ltd.	176,048	3,059,851
Genting Singapore, Ltd.	660,400	472,406
Golden Agri-Resources, Ltd.	606,500	109,019
Jardine Cycle & Carriage, Ltd.	11,711	303,730
Keppel Corp., Ltd.	140,600	609,645
Oversea-Chinese Banking Corp., Ltd.	300,816	2,485,098
SATS, Ltd.	53,300	182,229
Sembcorp Industries, Ltd.	92,900	173,122
Singapore Airlines, Ltd.	47,200	326,210
Singapore Exchange, Ltd.	85,100	446,416
Singapore Press Holdings, Ltd.	139,900	241,207
Singapore Technologies Engineering, Ltd.	136,400	349,256
Singapore Telecommunications, Ltd.	782,300	1,681,687
Suntec Real Estate Investment Trust	182,700	238,596
United Overseas Bank, Ltd.	127,493	2,298,241
UOL Group, Ltd.	37,533	170,454
Venture Corp., Ltd.	23,900	244,611
Wilmar International, Ltd.	168,900	386,624
		16,288,917
SOUTH AFRICA — 1.5%
Absa Group, Ltd.	64,498	725,552
Anglo American Platinum, Ltd.	5,854	218,912
AngloGold Ashanti, Ltd.	43,902	554,688
Aspen Pharmacare Holdings, Ltd.	37,164	348,311
Bid Corp., Ltd.	30,322	558,591
Bidvest Group, Ltd.	33,867	486,993
Capitec Bank Holdings, Ltd.	3,824	297,201
Clicks Group, Ltd.	22,224	295,779
Discovery, Ltd.	31,093	345,384
Exxaro Resources, Ltd.	32,236	308,959
FirstRand, Ltd.	318,003	1,449,307
Fortress REIT, Ltd. Class B	211,576	243,208
Foschini Group, Ltd.	20,758	239,889
Gold Fields, Ltd.	77,621	266,237
Security Description	Shares	Value
Growthpoint Properties, Ltd. REIT	294,489	$ 476,996
Hyprop Investments, Ltd. REIT	16,182	91,681
Investec PLC	69,626	391,148
Investec, Ltd.	19,854	109,035
Kumba Iron Ore, Ltd. (a)	6,528	128,450
Liberty Holdings, Ltd.	15,761	120,522
Life Healthcare Group Holdings, Ltd.	124,734	228,917
MMI Holdings, Ltd. (b)	83,371	99,280
Mondi, Ltd.	10,770	231,774
Mr. Price Group, Ltd.	24,263	415,178
MTN Group, Ltd.	171,523	1,061,213
Naspers, Ltd. Class N	42,266	8,498,066
Nedbank Group, Ltd.	41,208	786,977
Netcare, Ltd.	112,609	206,900
Old Mutual, Ltd.	450,111	671,404
Pick n Pay Stores, Ltd.	32,017	150,837
PSG Group, Ltd.	17,508	297,946
Rand Merchant Investment Holdings, Ltd.	51,973	131,658
Redefine Properties, Ltd. REIT	560,779	376,971
Remgro, Ltd.	49,948	676,182
Resilient REIT, Ltd.	26,491	104,970
RMB Holdings, Ltd.	75,393	413,522
Sanlam, Ltd.	175,027	970,953
Sappi, Ltd.	63,744	361,814
Sasol, Ltd.	55,916	1,652,019
Shoprite Holdings, Ltd.	46,048	608,691
SPAR Group, Ltd.	17,539	252,996
Standard Bank Group, Ltd.	122,296	1,520,177
Telkom SA SOC, Ltd.	39,144	172,223
Tiger Brands, Ltd.	13,544	257,774
Truworths International, Ltd.	40,455	247,764
Vodacom Group, Ltd.	63,006	578,157
Woolworths Holdings, Ltd.	85,060	325,753
		28,956,959
SOUTH KOREA — 3.3%
Amorepacific Corp. Preference Shares	3,550	595,577
AMOREPACIFIC Group	2,522	164,321
BGF retail Co., Ltd.	502	91,780
BNK Financial Group, Inc.	27,622	181,457
Celltrion Healthcare Co., Ltd. (a)(b)	4,769	321,837
Celltrion Pharm, Inc. (b)	1,347	76,658
Celltrion, Inc. (b)	8,037	1,602,646
Cheil Worldwide, Inc.	7,506	151,358
CJ CheilJedang Corp.	711	210,598
CJ Corp.	1,354	147,438
CJ ENM Co., Ltd.	1,018	184,203
CJ Logistics Corp. (b)	1,096	164,037
Coway Co., Ltd.	5,471	363,328
Daelim Industrial Co., Ltd.	2,118	194,564
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	117,519

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	$ 109,202
DB Insurance Co., Ltd.	4,480	282,660
DGB Financial Group, Inc.	13,309	99,120
Doosan Bobcat, Inc. (b)	4,079	115,154
E-MART, Inc.	2,133	348,873
Fila Korea, Ltd.	4,634	222,189
GS Engineering & Construction Corp.	5,552	217,691
GS Holdings Corp.	5,913	273,446
GS Retail Co., Ltd.	3,570	129,580
Hana Financial Group, Inc.	29,277	951,148
Hankook Tire Co., Ltd.	6,719	241,771
Hanmi Pharm Co., Ltd.	603	250,755
Hanmi Science Co., Ltd.	1,170	82,837
Hanon Systems	16,734	161,971
Hanwha Chemical Corp. (b)	13,246	239,800
Hanwha Corp.	3,640	102,271
Hanwha Life Insurance Co., Ltd.	16,650	62,971
HDC Hyundai Development Co-Engineering & Construction (b)	2,174	93,912
HLB, Inc. (b)	2,711	194,129
Hotel Shilla Co., Ltd.	2,730	187,171
Hyundai Department Store Co., Ltd.	1,309	106,053
Hyundai Engineering & Construction Co., Ltd.	6,813	333,384
Hyundai Glovis Co., Ltd.	1,744	201,628
Hyundai Heavy Industries Co., Ltd. (b)	3,817	439,581
Hyundai Heavy Industries Holdings Co., Ltd. (b)	1,006	311,952
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	210,732
Hyundai Mobis Co., Ltd.	6,857	1,167,620
Hyundai Motor Co.	20,532	1,961,256
Hyundai Steel Co.	6,998	283,796
Industrial Bank of Korea (b)	22,023	277,311
Kakao Corp. (b)	4,524	417,612
Kangwon Land, Inc.	10,638	305,087
KB Financial Group, Inc. (b)	38,022	1,584,534
KCC Corp.	458	126,835
Kia Motors Corp.	25,372	766,299
Korea Aerospace Industries, Ltd. (b)	6,548	187,203
Korea Electric Power Corp. (b)	24,440	725,008
Korea Gas Corp. (b)	2,420	104,538
Korea Investment Holdings Co., Ltd.	3,949	210,580
Korea Zinc Co., Ltd.	874	338,775
Korean Air Lines Co., Ltd.	4,004	118,598
KT Corp. (b)	2,300	61,427
KT&G Corp. (b)	11,580	1,053,388
Kumho Petrochemical Co., Ltd.	1,926	150,690
LG Chem, Ltd. Preference Shares	4,826	1,434,160
Security Description	Shares	Value
LG Corp.	10,198	$ 638,860
LG Display Co., Ltd. (b)	25,728	416,195
LG Electronics, Inc. (b)	9,962	556,222
LG Household & Health Care, Ltd. Preference Shares	1,069	981,438
LG Innotek Co., Ltd.	1,061	82,157
LG Uplus Corp.	19,162	303,109
Lotte Chemical Corp.	1,549	384,543
Lotte Corp. (b)	2,576	121,666
Lotte Shopping Co., Ltd.	983	185,887
Medy-Tox, Inc.	338	175,028
Mirae Asset Daewoo Co., Ltd.	47,797	279,723
NAVER Corp.	13,640	1,491,378
NCSoft Corp.	1,587	663,502
Netmarble Corp. (c)	2,574	257,215
NH Investment & Securities Co., Ltd.	11,490	134,383
OCI Co., Ltd.	1,629	156,213
Orange Life Insurance, Ltd. (c)	3,399	85,295
Orion Corp/Republic of Korea	2,349	252,626
Ottogi Corp.	114	73,970
Pan Ocean Co., Ltd. (b)	24,680	98,317
Pearl Abyss Corp. (b)	964	179,616
POSCO	7,800	1,698,691
POSCO Chemtech Co., Ltd.	2,247	128,279
Posco Daewoo Corp.	6,646	108,404
S-1 Corp.	1,546	139,248
Samsung Biologics Co., Ltd. (b)(c)	1,624	562,534
Samsung C&T Corp.	7,241	684,644
Samsung Card Co., Ltd.	3,804	117,788
Samsung Electro-Mechanics Co., Ltd. (a)	5,729	531,414
Samsung Electronics Co., Ltd. Preference Shares	543,674	18,349,822
Samsung Engineering Co., Ltd. (b)	13,722	216,443
Samsung Fire & Marine Insurance Co., Ltd.	2,784	671,174
Samsung Heavy Industries Co., Ltd. (b)	40,454	268,654
Samsung Life Insurance Co., Ltd.	6,820	498,756
Samsung SDI Co., Ltd. (b)	5,175	1,015,706
Samsung SDS Co., Ltd.	3,359	614,121
Samsung Securities Co., Ltd.	4,928	139,122
Shinhan Financial Group Co., Ltd. (b)	41,506	1,473,058
Shinsegae, Inc.	635	145,689
SillaJen, Inc. (a)(b)	5,434	357,949
SK Holdings Co., Ltd.	3,256	758,702
SK Hynix, Inc. (b)	55,550	3,011,987
SK Innovation Co., Ltd.	5,990	963,618
SK Telecom Co., Ltd.	1,907	460,599
S-Oil Corp.	4,401	385,354
ViroMed Co., Ltd. (b)	1,187	270,208
Woori Bank (b)	47,991	670,962

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Yuhan Corp.	719	$ 131,776
		63,704,064
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	23,777	919,522
Aena SME SA (c)	6,218	964,925
Amadeus IT Group SA	42,783	2,975,525
Banco Bilbao Vizcaya Argentaria SA	652,477	3,457,522
Banco de Sabadell SA	500,553	572,493
Banco Santander SA	1,569,165	7,126,730
Bankia SA	104,029	304,437
Bankinter SA	68,461	549,237
CaixaBank SA	339,088	1,226,456
Enagas SA (a)	21,503	580,361
Endesa SA	29,553	680,062
Ferrovial SA	47,781	966,515
Grifols SA (a)	28,519	746,574
Iberdrola SA	592,307	4,751,857
Industria de Diseno Textil SA	107,068	2,735,523
Mapfre SA	94,201	249,831
Naturgy Energy Group SA	33,822	860,652
Red Electrica Corp. SA	41,004	913,803
Repsol SA	260,216	2,153,653
Siemens Gamesa Renewable Energy SA (a)(b)	23,620	287,293
Telefonica SA	445,511	3,737,649
		36,760,620
SWEDEN — 1.5%
Alfa Laval AB	26,545	567,826
Assa Abloy AB Class B	95,418	1,702,077
Atlas Copco AB Class B	99,596	2,295,708
Boliden AB	25,975	562,459
Electrolux AB Class B	23,322	492,175
Epiroc AB Class B (b)	94,841	876,950
Essity AB Class B	57,290	1,406,104
Hennes & Mauritz AB Class B (a)	85,223	1,211,368
Hexagon AB Class B	24,860	1,144,039
Husqvarna AB Class B	45,065	333,952
ICA Gruppen AB (a)	9,191	328,418
Industrivarden AB Class C	14,598	295,060
Investor AB Class B	43,534	1,844,309
Kinnevik AB Class B	22,708	547,347
L E Lundbergforetagen AB Class B	5,800	170,876
Lundin Petroleum AB	16,362	408,596
Sandvik AB	108,800	1,550,543
Securitas AB Class B	29,585	474,683
Skandinaviska Enskilda Banken AB Class A	154,921	1,504,503
Skanska AB Class B	33,422	531,534
SKF AB Class B	36,322	550,821
Svenska Handelsbanken AB Class A	147,399	1,634,285
Security Description	Shares	Value
Swedbank AB Class A	86,402	$ 1,927,169
Swedish Match AB	17,569	691,794
Tele2 AB Class B	52,283	666,080
Telefonaktiebolaget LM Ericsson Class B	290,169	2,550,231
Telia Co. AB	279,656	1,324,177
Volvo AB Class B	149,583	1,956,287
		29,549,371
SWITZERLAND — 5.8%
ABB, Ltd.	180,304	3,419,338
Adecco Group AG	15,363	715,787
Baloise Holding AG	4,784	657,084
Barry Callebaut AG	192	298,186
Chocoladefabriken Lindt & Spruengli AG	114	1,387,097
Cie Financiere Richemont SA	49,482	3,162,270
Clariant AG (b)	23,031	422,632
Coca-Cola HBC AG (b)	19,565	610,989
Credit Suisse Group AG (b)	244,104	2,674,298
Dufry AG (a)(b)	3,054	288,485
EMS-Chemie Holding AG	877	415,458
Ferguson PLC	21,624	1,381,698
Geberit AG	3,500	1,357,324
Givaudan SA	880	2,031,731
Glencore PLC (b)	1,091,001	4,048,304
Julius Baer Group, Ltd. (b)	20,699	735,111
Kuehne + Nagel International AG	5,122	656,487
Lafarge Holcim Ltd. (f)	44,188	1,815,393
LafargeHolcim, Ltd. (b)(f)	3,171	129,881
Lonza Group AG (b)	7,045	1,820,208
Nestle SA	295,733	23,939,433
Novartis AG	209,492	17,859,310
Pargesa Holding SA	2,959	212,665
Partners Group Holding AG (a)	1,676	1,013,285
Roche Holding AG	67,899	16,764,675
Schindler Holding AG	5,624	1,103,450
SGS SA	491	1,100,740
Sika AG	12,240	1,547,072
Sonova Holding AG	5,048	822,387
STMicroelectronics NV	62,787	896,110
Straumann Holding AG	933	584,900
Swatch Group AG	8,039	1,200,141
Swiss Life Holding AG (b)	3,399	1,305,398
Swiss Prime Site AG (b)	6,748	544,536
Swiss Re AG	29,716	2,716,581
Swisscom AG	2,593	1,235,476
Temenos AG (b)	5,706	682,428
UBS Group AG (b)	373,302	4,633,141
Vifor Pharma AG	4,758	515,957
Zurich Insurance Group AG	14,764	4,389,662
		111,095,108
TAIWAN — 2.8%
Acer, Inc. (b)	255,000	161,361
Advantech Co., Ltd.	33,199	227,361

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Airtac International Group	12,000	$ 117,318
ASE Technology Holding Co., Ltd. (b)	328,325	622,746
Asia Cement Corp.	198,000	218,697
Asustek Computer, Inc.	72,000	472,004
AU Optronics Corp.	783,000	313,332
Catcher Technology Co., Ltd.	63,000	461,171
Cathay Financial Holding Co., Ltd.	822,000	1,256,922
Chailease Holding Co., Ltd.	119,829	377,767
Chang Hwa Commercial Bank, Ltd.	452,821	253,392
Cheng Shin Rubber Industry Co., Ltd.	176,000	233,907
Chicony Electronics Co., Ltd.	46,491	94,685
China Airlines, Ltd.	434,000	155,318
China Development Financial Holding Corp.	1,178,000	372,520
China Steel Corp.	1,182,000	932,541
Chunghwa Telecom Co., Ltd.	373,000	1,371,279
Compal Electronics, Inc.	378,000	214,598
CTBC Financial Holding Co., Ltd.	1,706,009	1,121,169
Delta Electronics, Inc.	212,630	895,845
E.Sun Financial Holding Co., Ltd.	1,022,831	668,865
Eclat Textile Co., Ltd.	15,182	171,888
Eva Airways Corp.	297,469	152,910
Evergreen Marine Corp. Taiwan, Ltd.	351,016	135,898
Far Eastern New Century Corp.	292,620	265,611
Far EasTone Telecommunications Co., Ltd.	140,000	347,984
Feng TAY Enterprise Co., Ltd.	30,273	172,851
First Financial Holding Co., Ltd.	1,026,256	667,766
Formosa Chemicals & Fibre Corp.	340,000	1,161,467
Formosa Petrochemical Corp.	111,000	393,630
Formosa Plastics Corp.	446,000	1,465,530
Formosa Taffeta Co., Ltd.	76,000	85,428
Foxconn Technology Co., Ltd.	84,180	165,692
Fubon Financial Holding Co., Ltd.	620,000	949,052
Giant Manufacturing Co., Ltd.	23,000	108,127
Globalwafers Co., Ltd.	23,000	209,894
Highwealth Construction Corp.	72,900	106,728
Hiwin Technologies Corp.	19,614	141,025
Hon Hai Precision Industry Co., Ltd.	1,273,320	2,932,982
Hotai Motor Co., Ltd.	33,000	274,311
Hua Nan Financial Holdings Co., Ltd.	759,240	432,271
Innolux Corp.	942,000	297,890
Inventec Corp.	197,000	141,323
Largan Precision Co., Ltd.	10,000	1,045,971
Lite-On Technology Corp.	199,419	263,409
MediaTek, Inc.	152,000	1,134,919
Security Description	Shares	Value
Mega Financial Holding Co., Ltd.	1,022,601	$ 863,340
Micro-Star International Co., Ltd.	59,000	146,651
Nan Ya Plastics Corp.	492,000	1,208,511
Nanya Technology Corp.	131,000	234,408
Nien Made Enterprise Co., Ltd.	13,000	99,815
Novatek Microelectronics Corp.	61,000	281,810
Pegatron Corp.	165,000	275,922
Phison Electronics Corp.	13,000	96,431
Pou Chen Corp.	201,000	213,183
Powertech Technology, Inc.	51,000	109,676
President Chain Store Corp.	58,000	586,850
Quanta Computer, Inc.	255,000	437,209
Realtek Semiconductor Corp.	34,000	158,181
Ruentex Development Co., Ltd.	77,361	112,630
Ruentex Industries, Ltd.	47,400	121,210
Shin Kong Financial Holding Co., Ltd.	1,141,158	333,025
SinoPac Financial Holdings Co., Ltd.	936,281	313,749
Standard Foods Corp.	51,417	83,138
Synnex Technology International Corp.	128,550	152,234
TaiMed Biologics, Inc. (b)	15,000	80,766
Taishin Financial Holding Co., Ltd.	972,456	412,875
Taiwan Business Bank	646,923	217,837
Taiwan Cement Corp.	421,300	487,955
Taiwan Cooperative Financial Holding Co., Ltd.	935,662	537,282
Taiwan High Speed Rail Corp.	152,000	151,075
Taiwan Mobile Co., Ltd.	166,000	575,170
Taiwan Semiconductor Manufacturing Co., Ltd.	2,381,000	17,468,051
Tatung Co., Ltd. (b)	177,000	149,146
Uni-President Enterprises Corp.	470,880	1,069,311
United Microelectronics Corp.	1,225,000	448,360
Vanguard International Semiconductor Corp.	105,000	203,257
Walsin Technology Corp.	28,000	140,287
Win Semiconductors Corp.	30,000	115,171
Winbond Electronics Corp.	274,000	120,789
Wistron Corp.	234,842	145,931
WPG Holdings, Ltd.	132,480	159,259
Yageo Corp.	23,962	248,687
Yuanta Financial Holding Co., Ltd.	1,068,022	536,843
Zhen Ding Technology Holding, Ltd.	40,000	104,369
		52,967,749
THAILAND — 0.6%
Advanced Info Service PCL	106,700	565,287
Airports of Thailand PCL	432,600	853,641
Bangkok Bank PCL NVDR	30,800	192,027

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Bangkok Dusit Medical Services PCL	357,100	$ 271,993
Bangkok Expressway & Metro PCL	649,000	193,345
Banpu PCL	243,400	110,636
Berli Jucker PCL	104,700	163,192
Bumrungrad Hospital PCL	31,200	179,668
Central Pattana PCL	118,200	271,359
Charoen Pokphand Foods PCL	285,300	215,552
CP ALL PCL	475,300	1,003,589
Delta Electronics Thailand PCL	55,900	119,320
Electricity Generating PCL	11,900	90,639
Energy Absolute PCL	112,813	147,253
Glow Energy PCL	44,700	122,184
Gulf Energy Development PCL	40,600	101,625
Home Product Center PCL	417,200	194,762
Indorama Ventures PCL	143,700	239,426
IRPC PCL	971,500	171,564
Kasikornbank PCL	171,100	970,433
Krung Thai Bank PCL	265,400	156,501
Land & Houses PCL	567,800	172,642
Minor International PCL	196,350	205,034
Muangthai Capital PCL	60,500	91,047
PTT Exploration & Production PCL	132,600	462,227
PTT Global Chemical PCL	213,000	466,101
PTT PCL	1,041,500	1,471,407
Robinson PCL	63,300	123,450
Siam Cement PCL	33,765	452,136
Siam Commercial Bank PCL	164,200	673,240
Thai Oil PCL	98,100	199,604
Thai Union Group PCL Class F	244,000	121,400
TMB Bank PCL	1,483,700	100,250
True Corp. PCL	1,001,312	159,915
		11,032,449
TURKEY — 0.2%
Akbank T.A.S.	181,543	234,099
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	89,139
Arcelik A/S	4,778	14,182
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	199,995
BIM Birlesik Magazalar A/S	27,066	442,629
Eregli Demir ve Celik Fabrikalari TAS	122,357	166,059
Ford Otomotiv Sanayi A/S	6,631	62,323
Haci Omer Sabanci Holding A/S	58,478	82,662
KOC Holding A/S	71,880	191,864
Petkim Petrokimya Holding A/S	77,441	73,367
TAV Havalimanlari Holding A/S	32,543	146,324
Tupras Turkiye Petrol Rafinerileri A/S	13,184	289,211
Turk Hava Yollari AO (b)	53,950	163,374
Turkcell Iletisim Hizmetleri A/S	92,714	212,096
Turkiye Garanti Bankasi A/S	188,439	281,955
Turkiye Halk Bankasi A/S	29,437	38,844
Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C	144,348	$ 122,915
Turkiye Sise ve Cam Fabrikalari A/S	118,964	126,793
		2,937,831
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	504,211
Aldar Properties PJSC	481,035	209,536
DAMAC Properties Dubai Co. PJSC	160,578	66,012
DP World, Ltd.	14,508	248,087
Dubai Investments PJSC	282,063	96,756
Dubai Islamic Bank PJSC	195,014	265,459
Emaar Development PJSC	109,796	131,821
Emaar Malls PJSC	267,179	130,202
Emaar Properties PJSC	347,458	390,673
Emirates Telecommunications Group Co. PJSC	157,245	726,902
First Abu Dhabi Bank PJSC	275,018	1,055,702
NMC Health PLC	9,069	316,016
		4,141,377
UNITED KINGDOM — 9.8%
3i Group PLC	94,472	930,551
Admiral Group PLC	20,501	534,473
Anglo American PLC (a)	102,636	2,284,675
Ashtead Group PLC	46,048	960,047
Associated British Foods PLC	33,045	859,819
AstraZeneca PLC	122,749	9,181,443
Auto Trader Group PLC (c)	101,929	590,407
Aviva PLC	378,495	1,810,102
Babcock International Group PLC	29,484	183,736
BAE Systems PLC	304,581	1,781,302
Barclays PLC	1,623,001	3,111,329
Barratt Developments PLC	96,507	568,834
Berkeley Group Holdings PLC	12,975	574,903
BP PLC	1,933,163	12,210,666
British American Tobacco PLC ADR	223,024	7,101,481
British Land Co. PLC REIT	92,767	629,965
BT Group PLC	796,838	2,416,364
Bunzl PLC	31,917	962,986
Burberry Group PLC	40,488	894,919
Carnival PLC	18,117	868,267
Centrica PLC	560,516	963,015
CNH Industrial NV	92,714	831,778
Coca-Cola European Partners PLC (b)(f)	6,100	279,685
Coca-Cola European Partners PLC (f)	14,800	680,805
Compass Group PLC	154,150	3,239,369
ConvaTec Group PLC (c)	120,034	212,420
Croda International PLC	11,791	703,547
DCC PLC	9,855	751,197
Diageo PLC	237,116	8,440,645

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Direct Line Insurance Group PLC	140,443	$ 570,053
easyJet PLC	14,188	199,672
Experian PLC	88,551	2,148,431
Fiat Chrysler Automobiles NV (b)	104,004	1,507,790
G4S PLC	167,066	419,061
GlaxoSmithKline PLC	480,773	9,130,803
GVC Holdings PLC	50,400	432,637
Hammerson PLC REIT	75,041	314,815
Hargreaves Lansdown PLC	27,383	644,838
HSBC Holdings PLC	1,912,041	15,753,147
Imperial Brands PLC	90,112	2,728,003
Informa PLC	123,196	988,799
InterContinental Hotels Group PLC	16,813	907,270
International Consolidated Airlines Group SA	63,121	499,325
Intertek Group PLC	15,066	921,027
ITV PLC	350,088	556,671
J Sainsbury PLC	178,000	600,757
John Wood Group PLC	68,018	438,509
Johnson Matthey PLC	18,692	666,334
Kingfisher PLC	205,613	543,378
Land Securities Group PLC REIT	69,898	716,094
Legal & General Group PLC	566,967	1,668,026
Lloyds Banking Group PLC	6,807,014	4,495,090
London Stock Exchange Group PLC	29,591	1,530,850
Marks & Spencer Group PLC	141,999	447,061
Meggitt PLC	73,362	440,073
Melrose Industries PLC	468,847	978,387
Merlin Entertainments PLC (c)	62,376	252,229
Micro Focus International PLC ADR (a)	39,785	689,460
Mondi PLC	34,839	724,799
National Grid PLC	330,535	3,217,048
Next PLC	14,025	712,882
Pearson PLC	79,412	949,089
Persimmon PLC	28,765	707,057
Prudential PLC	251,117	4,483,912
Randgold Resources, Ltd.	8,956	746,660
Reckitt Benckiser Group PLC	64,296	4,923,888
RELX PLC (f)	106,924	2,201,324
RELX PLC (f)	86,182	1,770,385
Rio Tinto PLC	112,055	5,323,203
Rio Tinto, Ltd.	35,182	1,943,554
Rolls-Royce Holdings PLC (b)	159,177	1,682,641
Royal Bank of Scotland Group PLC	475,055	1,311,100
Royal Mail PLC	74,250	257,311
RSA Insurance Group PLC	98,017	641,150
Sage Group PLC	100,648	770,906
Schroders PLC	12,534	389,983
Segro PLC REIT	92,134	690,674
Severn Trent PLC	24,282	561,453
Security Description	Shares	Value
Shire PLC	88,485	$ 5,150,138
Smith & Nephew PLC	86,273	1,608,603
Smiths Group PLC	38,270	664,823
SSE PLC	94,880	1,306,875
St James's Place PLC	50,631	608,726
Standard Chartered PLC	276,189	2,143,239
Standard Life Aberdeen PLC	224,400	733,781
Taylor Wimpey PLC	311,601	540,715
Tesco PLC	921,833	2,231,862
Unilever NV	148,684	8,059,887
Unilever PLC	109,968	5,754,169
United Utilities Group PLC	66,393	622,517
Vodafone Group PLC	2,583,830	5,031,580
Weir Group PLC	21,300	352,117
Whitbread PLC	17,340	1,011,236
Wm Morrison Supermarkets PLC	202,333	549,527
WPP PLC	121,853	1,313,855
		187,439,989
UNITED STATES — 0.0% (e)
International Flavors & Fragrances, Inc.	863	115,363
TOTAL COMMON STOCKS (Cost $1,880,208,115)		1,783,758,628

PREFERRED STOCKS — 0.0% (e)
SOUTH KOREA — 0.0%
CJ Corp. (g)	203	6,671
TOTAL PREFERRED STOCKS (Cost $6,645)		6,671
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 8/1/19) (b)	619,901	181,820
TOTAL WARRANTS (Cost $161,714)		181,820
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	60,832,438	60,832,438
State Street Navigator Securities Lending Portfolio II (h) (j)	40,202,405	40,202,405
TOTAL SHORT-TERM INVESTMENTS (Cost $101,034,843)		101,034,843
TOTAL INVESTMENTS — 98.8% (Cost $1,981,411,317)		1,884,981,962
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		22,616,766
NET ASSETS — 100.0%		$ 1,907,598,728

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $335, representing less than 0.05% of the Portfolio's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $6,671, representing less than 0.05% of net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt
At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
S&P/TSX 60 Index Future	30	03/14/2019	$ 3,879,371	$ 3,766,144	$ (113,227)
Mini MSCI EAFE (long)	586	03/15/2019	51,569,452	50,278,800	$(1,290,652)
Mini MSCI Emerging Markets (long)	453	03/15/2019	22,438,395	21,898,020	$ (540,375)
Total unrealized depreciation on open futures contracts purchased					$(1,944,254)
During the period ended December 31, 2018, average notional value related to futures contracts was $80,220,013 or 4% of net assets.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,773,888,304	$ 9,869,989	$335	$1,783,758,628
Preferred Stocks	—	6,671	—	6,671
Warrants	—	181,820	—	181,820
Short-Term Investments	101,034,843	—	—	101,034,843
TOTAL INVESTMENTS	$1,874,923,147	$10,058,480	$335	$1,884,981,962
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,944,254)	—	—	(1,944,254)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,944,254)	$ —	$ —	$ (1,944,254)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,078,160	$20,078,160	$ 562,631,482	$521,877,204	$—	$—	60,832,438	$ 60,832,438	$1,299,367	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,302,133	10,302,133	418,241,258	428,543,391	—	—	—	—	461,781	—
State Street Navigator Securities Lending Portfolio II	—	—	49,740,708	9,538,303	—	—	40,202,405	40,202,405	22,330	—
Total		$30,380,293	$1,030,613,448	$959,958,898	$—	$—		$101,034,843	$1,783,478	$—
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 88.2%
AEROSPACE & DEFENSE — 1.2%
AAR Corp.	4,260	$ 159,068
Aerojet Rocketdyne Holdings, Inc. (a)	9,500	334,685
Aerovironment, Inc. (a)	2,800	190,260
Astronics Corp. (a)	2,896	88,183
Axon Enterprise, Inc. (a)	7,592	332,150
BWX Technologies, Inc.	13,390	511,900
Cubic Corp.	3,300	177,342
Curtiss-Wright Corp.	5,940	606,593
Ducommun, Inc. (a)	1,300	47,216
Engility Holdings, Inc. (a)	2,300	65,458
Esterline Technologies Corp. (a)	3,500	425,075
HEICO Corp.	5,282	409,249
HEICO Corp. Class A	10,178	641,214
Hexcel Corp.	11,411	654,307
KeyW Holding Corp. (a) (b)	6,300	42,147
Kratos Defense & Security Solutions, Inc. (a) (b)	11,500	162,035
Maxar Technologies, Ltd. (b)	7,300	87,308
Mercury Systems, Inc. (a)	6,300	297,927
Moog, Inc. Class A	4,354	337,348
National Presto Industries, Inc. (b)	695	81,259
Sparton Corp. (a)	1,100	20,009
Spirit AeroSystems Holdings, Inc. Class A	14,223	1,025,336
Teledyne Technologies, Inc. (a)	4,723	977,992
Triumph Group, Inc. (b)	6,245	71,818
Vectrus, Inc. (a)	1,300	28,054
Wesco Aircraft Holdings, Inc. (a)	6,800	53,720
		7,827,653
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	7,500	171,075
Atlas Air Worldwide Holdings, Inc. (a)	3,082	130,030
Echo Global Logistics, Inc. (a)	3,700	75,221
Forward Air Corp.	3,800	208,430
Hub Group, Inc. Class A (a)	4,317	160,031
Radiant Logistics, Inc. (a)	4,600	19,550
XPO Logistics, Inc. (a)	16,759	955,933
		1,720,270
AIRLINES — 0.3%
Allegiant Travel Co.	1,676	167,969
Copa Holdings SA Class A	4,246	334,203
Hawaiian Holdings, Inc.	6,445	170,212
JetBlue Airways Corp. (a)	41,136	660,644
Mesa Air Group, Inc. (a)	1,700	13,107
SkyWest, Inc.	6,700	297,949
Spirit Airlines, Inc. (a)	9,190	532,285
		2,176,369
AUTO COMPONENTS — 0.8%
Adient PLC (b)	12,800	192,768
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	15,050	$ 167,055
Cooper Tire & Rubber Co. (b)	6,900	223,077
Cooper-Standard Holdings, Inc. (a)	2,290	142,255
Dana, Inc.	19,447	265,063
Dorman Products, Inc. (a)	3,499	314,980
Fox Factory Holding Corp. (a)	4,800	282,576
Garrett Motion, Inc. (a) (b)	9,600	118,464
Gentex Corp.	36,166	730,915
Gentherm, Inc. (a)	4,854	194,063
LCI Industries	3,198	213,626
Lear Corp.	8,587	1,054,999
Modine Manufacturing Co. (a)	6,383	69,000
Motorcar Parts of America, Inc. (a) (b)	2,300	38,272
Shiloh Industries, Inc. (a)	1,700	9,911
Standard Motor Products, Inc.	2,708	131,148
Stoneridge, Inc. (a)	3,482	85,831
Superior Industries International, Inc.	2,988	14,372
Tenneco, Inc. Class A	6,568	179,898
Tower International, Inc.	2,461	58,572
Visteon Corp. (a) (b)	3,837	231,294
		4,718,139
AUTOMOBILES — 1.0%
Tesla, Inc. (a)	18,322	6,097,562
Thor Industries, Inc.	6,808	354,016
Winnebago Industries, Inc.	4,100	99,261
		6,550,839
BANKS — 5.7%
1st Constitution Bancorp	900	17,937
1st Source Corp.	2,000	80,680
Access National Corp.	1,999	42,639
ACNB Corp.	800	31,400
Allegiance Bancshares, Inc. (a)	1,500	48,555
Amalgamated Bank Class A	1,600	31,200
American National Bankshares, Inc.	1,000	29,310
Ameris Bancorp	5,444	172,411
Ames National Corp.	1,000	25,420
Arrow Financial Corp.	1,481	47,422
Associated Banc-Corp.	22,230	439,932
Atlantic Capital Bancshares, Inc. (a)	3,300	54,021
Auburn National Bancorp, Inc.	300	9,498
Banc of California, Inc.	5,500	73,205
BancFirst Corp.	2,352	117,365
Bancorp, Inc. (a)	6,500	51,740
BancorpSouth Bank	12,655	330,802
Bank of Commerce Holdings	1,900	20,824
Bank of Hawaii Corp.	5,534	372,549
Bank of Marin Bancorp	1,744	71,923
Bank of NT Butterfield & Son, Ltd.	7,400	231,990
Bank of Princeton (b)	700	19,530
Bank OZK	16,054	366,513
BankUnited, Inc.	13,627	407,992
Bankwell Financial Group, Inc.	700	20,097
Banner Corp.	4,300	229,964

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Bar Harbor Bankshares	1,980	$ 44,411
Baycom Corp. (a)	1,300	30,017
BCB Bancorp, Inc.	1,500	15,705
Berkshire Hills Bancorp, Inc.	5,200	140,244
Blue Hills Bancorp, Inc.	2,826	60,307
BOK Financial Corp.	4,408	323,239
Boston Private Financial Holdings, Inc.	11,000	116,270
Bridge Bancorp, Inc.	2,100	53,529
Brookline Bancorp, Inc.	10,100	139,582
Bryn Mawr Bank Corp.	2,600	89,440
Business First Bancshares, Inc.	1,400	33,922
Byline Bancorp, Inc. (a)	2,000	33,320
C&F Financial Corp.	400	21,284
Cadence BanCorp	10,200	171,156
Cambridge Bancorp	500	41,625
Camden National Corp.	1,982	71,293
Capital Bancorp, Inc. (a)	800	9,128
Capital City Bank Group, Inc.	1,500	34,815
Capstar Financial Holdings, Inc.	1,000	14,730
Carolina Financial Corp.	2,800	82,852
Cathay General Bancorp	10,254	343,817
CB Financial Services, Inc.	600	14,868
CBTX, Inc. (b)	2,400	70,560
CenterState Bank Corp.	11,941	251,239
Central Pacific Financial Corp.	3,779	92,019
Central Valley Community Bancorp	1,500	28,305
Century Bancorp, Inc. Class A	336	22,757
Chemical Financial Corp.	9,345	342,120
Chemung Financial Corp.	400	16,524
CIT Group, Inc.	14,886	569,687
Citizens & Northern Corp.	1,400	37,002
City Holding Co.	2,049	138,492
Civista Bancshares, Inc.	2,000	34,840
CNB Financial Corp.	1,800	41,310
Coastal Financial Corp. (a)	800	12,184
Codorus Valley Bancorp, Inc.	1,103	23,439
Columbia Banking System, Inc.	9,658	350,489
Commerce Bancshares, Inc.	13,376	753,999
Community Bank System, Inc.	6,739	392,884
Community Bankers Trust Corp. (a)	2,500	18,050
Community Financial Corp.	600	17,544
Community Trust Bancorp, Inc.	2,013	79,735
ConnectOne Bancorp, Inc.	3,723	68,764
County Bancorp, Inc.	500	8,685
Cullen/Frost Bankers, Inc.	7,656	673,269
Customers Bancorp, Inc. (a)	3,800	69,160
CVB Financial Corp.	15,100	305,473
Eagle Bancorp, Inc. (a)	4,300	209,453
East West Bancorp, Inc.	19,371	843,220
Enterprise Bancorp, Inc.	1,178	37,884
Enterprise Financial Services Corp.	2,900	109,127
Equity Bancshares, Inc. Class A (a)	1,700	59,925
Esquire Financial Holdings, Inc. (a)	700	15,190
Evans Bancorp, Inc.	600	19,506
Farmers & Merchants Bancorp, Inc.	1,100	42,339
Security Description	Shares	Value
Farmers National Banc Corp.	3,200	$ 40,768
FB Financial Corp.	2,200	77,044
FCB Financial Holdings, Inc. Class A (a)	5,482	184,086
Fidelity D&D Bancorp, Inc. (b)	300	19,254
Fidelity Southern Corp.	2,800	72,856
Financial Institutions, Inc.	2,000	51,400
First BanCorp	27,800	239,080
First Bancorp, Inc.	1,200	31,560
First Bancorp/Southern Pines	3,713	121,267
First Bancshares, Inc.	1,500	45,375
First Bank/Hamilton	2,500	30,300
First Busey Corp.	5,749	141,080
First Business Financial Services, Inc.	1,000	19,510
First Choice Bancorp	1,400	31,640
First Citizens BancShares, Inc. Class A	1,043	393,263
First Commonwealth Financial Corp.	13,700	165,496
First Community Bankshares, Inc.	2,000	62,960
First Community Corp.	900	17,487
First Financial Bancorp	12,582	298,445
First Financial Bankshares, Inc. (b)	8,551	493,307
First Financial Corp.	1,500	60,225
First Financial Northwest, Inc.	1,000	15,470
First Foundation, Inc. (a)	5,200	66,872
First Guaranty Bancshares, Inc.	530	12,301
First Hawaiian, Inc.	14,000	315,140
First Horizon National Corp.	43,619	574,026
First Internet Bancorp	1,200	24,528
First Interstate BancSystem, Inc. Class A	4,482	163,862
First Merchants Corp.	6,578	225,428
First Mid-Illinois Bancshares, Inc.	1,600	51,072
First Midwest Bancorp, Inc.	13,834	274,052
First Northwest Bancorp	1,200	17,796
First of Long Island Corp.	3,150	62,842
First Savings Financial Group, Inc.	200	10,388
First United Corp.	800	12,736
Flushing Financial Corp.	3,400	73,202
FNB Corp.	43,633	429,349
Franklin Financial Network, Inc. (a)	1,655	43,642
Fulton Financial Corp.	23,200	359,136
German American Bancorp, Inc.	2,664	73,979
Glacier Bancorp, Inc.	11,200	443,744
Great Southern Bancorp, Inc.	1,368	62,969
Great Western Bancorp, Inc.	7,815	244,219
Green Bancorp, Inc.	3,400	58,276
Guaranty Bancorp	3,300	68,475
Guaranty Bancshares, Inc.	1,000	29,820
Hancock Whitney Corp.	11,186	387,595
Hanmi Financial Corp.	4,100	80,770
HarborOne Bancorp, Inc. (a)	1,900	30,191
Heartland Financial USA, Inc.	3,800	167,010
Heritage Commerce Corp.	5,000	56,700
Heritage Financial Corp.	4,800	142,656

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Hilltop Holdings, Inc.	9,400	$ 167,602
Home BancShares, Inc.	21,514	351,539
HomeTrust Bancshares, Inc.	2,200	57,596
Hope Bancorp, Inc.	16,121	191,195
Horizon Bancorp, Inc.	4,700	74,166
Howard Bancorp, Inc. (a) (b)	1,500	21,450
IBERIABANK Corp.	7,292	468,730
Independent Bank Corp.	2,730	57,385
Independent Bank Corp. (Massachusetts)	3,533	248,405
Independent Bank Group, Inc.	2,851	130,490
International Bancshares Corp.	7,390	254,216
Investar Holding Corp.	1,000	24,800
Investors Bancorp, Inc.	32,614	339,186
Lakeland Bancorp, Inc.	5,800	85,898
Lakeland Financial Corp.	3,128	125,620
LCNB Corp.	1,100	16,665
LegacyTexas Financial Group, Inc.	6,148	197,289
Level One Bancorp, Inc.	700	15,701
Live Oak Bancshares, Inc. (b)	3,300	48,873
Macatawa Bank Corp.	3,200	30,784
MB Financial, Inc.	11,200	443,856
MBT Financial Corp.	2,100	19,530
Mercantile Bank Corp.	2,000	56,520
Metropolitan Bank Holding Corp. (a)	800	24,680
Mid Penn Bancorp, Inc.	600	13,812
Middlefield Banc Corp.	400	16,972
Midland States Bancorp, Inc.	2,700	60,318
MidSouth Bancorp, Inc.	1,700	18,020
MidWestOne Financial Group, Inc.	1,351	33,545
MutualFirst Financial, Inc.	700	18,599
MVB Financial Corp.	1,000	18,040
National Bank Holdings Corp. Class A	3,700	114,219
National Bankshares, Inc.	837	30,492
National Commerce Corp. (a)	2,363	85,068
NBT Bancorp, Inc.	5,500	190,245
Nicolet Bankshares, Inc. (a)	1,100	53,680
Northeast Bancorp	900	15,057
Northrim BanCorp, Inc.	800	26,296
Norwood Financial Corp.	650	21,450
Oak Valley Bancorp (b)	800	14,640
OFG Bancorp	5,600	92,176
Ohio Valley Banc Corp.	500	17,695
Old Line Bancshares, Inc.	1,900	50,008
Old National Bancorp	20,361	313,559
Old Second Bancorp, Inc.	3,600	46,800
Opus Bank	2,400	47,016
Origin Bancorp, Inc. (b)	2,200	74,976
Orrstown Financial Services, Inc.	900	16,389
Pacific City Financial Corp. (b)	1,500	23,475
Pacific Mercantile Bancorp (a)	1,800	12,870
Pacific Premier Bancorp, Inc. (a)	5,851	149,317
PacWest Bancorp	16,515	549,619
Park National Corp.	1,799	152,825
Parke Bancorp, Inc.	820	15,346
Security Description	Shares	Value
Peapack Gladstone Financial Corp.	2,400	$ 60,432
Penns Woods Bancorp, Inc.	547	22,011
Peoples Bancorp of North Carolina, Inc.	530	12,964
Peoples Bancorp, Inc.	2,200	66,220
Peoples Financial Services Corp.	839	36,966
People's Utah Bancorp	1,900	57,285
Pinnacle Financial Partners, Inc.	10,139	467,408
Popular, Inc.	13,210	623,776
Preferred Bank	1,800	78,030
Premier Financial Bancorp, Inc.	1,412	21,053
Prosperity Bancshares, Inc. (b)	8,922	555,841
QCR Holdings, Inc.	1,700	54,553
RBB Bancorp	1,900	33,383
Reliant Bancorp, Inc. (b)	1,200	27,648
Renasant Corp.	6,261	188,957
Republic Bancorp, Inc. Class A	1,200	46,464
Republic First Bancorp, Inc. (a)	6,000	35,820
S&T Bancorp, Inc.	4,453	168,501
Sandy Spring Bancorp, Inc.	4,797	150,338
SB One Bancorp (b)	900	18,396
Seacoast Banking Corp. of Florida (a)	6,000	156,120
Select Bancorp, Inc. (a)	2,000	24,760
ServisFirst Bancshares, Inc.	6,200	197,594
Shore Bancshares, Inc.	1,500	21,810
Sierra Bancorp	1,800	43,254
Signature Bank	7,174	737,559
Simmons First National Corp. Class A	11,786	284,396
SmartFinancial, Inc. (a)	1,300	23,751
South State Corp.	4,845	290,458
Southern First Bancshares, Inc. (a)	800	25,656
Southern National Bancorp of Virginia, Inc.	2,600	34,372
Southside Bancshares, Inc.	4,404	139,827
Spirit of Texas Bancshares, Inc. (a) (b)	1,200	27,336
State Bank Financial Corp.	4,800	103,632
Sterling Bancorp	29,416	485,658
Stock Yards Bancorp, Inc.	2,700	88,560
Summit Financial Group, Inc.	1,300	25,103
Synovus Financial Corp.	15,771	504,514
TCF Financial Corp.	21,700	422,933
Texas Capital Bancshares, Inc. (a)	6,748	344,755
Tompkins Financial Corp.	1,893	141,994
Towne Bank	8,990	215,310
TriCo Bancshares	3,262	110,223
TriState Capital Holdings, Inc. (a)	3,300	64,218
Triumph Bancorp, Inc. (a)	3,100	92,070
Trustmark Corp.	8,677	246,687
UMB Financial Corp.	5,989	365,149
Umpqua Holdings Corp.	28,887	459,303
Union Bankshares Corp.	8,620	243,343
Union Bankshares, Inc./Morrisville	500	23,875
United Bankshares, Inc. (b)	13,100	407,541

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
United Community Banks, Inc.	10,461	$ 224,493
United Security Bancshares	1,500	14,370
Unity Bancorp, Inc.	900	18,684
Univest Corp. of Pennsylvania	3,644	78,601
Valley National Bancorp	42,500	377,400
Veritex Holdings, Inc. (a) (b)	3,000	64,140
Washington Trust Bancorp, Inc.	1,913	90,925
Webster Financial Corp.	12,257	604,148
WesBanco, Inc.	7,041	258,334
West Bancorp, Inc.	1,900	36,271
Westamerica Bancorporation	3,485	194,045
Western Alliance Bancorp (a)	13,265	523,835
Wintrust Financial Corp.	7,528	500,537
		35,968,586
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	1,132	272,631
Castle Brands, Inc. (a) (b)	10,900	9,270
Celsius Holdings, Inc. (a) (b)	2,800	9,716
Coca-Cola Bottling Co. Consolidated	684	121,328
Craft Brew Alliance, Inc. (a)	1,500	21,465
Keurig Dr. Pepper, Inc.	24,100	617,924
MGP Ingredients, Inc. (b)	1,700	96,985
National Beverage Corp. (b)	1,500	107,655
Primo Water Corp. (a)	4,500	63,045
		1,320,019
BIOTECHNOLOGY — 4.2%
Abeona Therapeutics, Inc. (a)	4,000	28,560
ACADIA Pharmaceuticals, Inc. (a) (b)	12,709	205,505
Acceleron Pharma, Inc. (a) (b)	5,100	222,105
Achaogen, Inc. (a) (b)	4,200	5,166
Achillion Pharmaceuticals, Inc. (a)	17,700	28,143
Acorda Therapeutics, Inc. (a)	5,500	85,690
Adamas Pharmaceuticals, Inc. (a)	2,600	22,204
ADMA Biologics, Inc. (a) (b)	2,300	5,497
Aduro Biotech, Inc. (a)	7,554	19,943
Adverum Biotechnologies, Inc. (a)	6,700	21,105
Aeglea BioTherapeutics, Inc. (a)	2,000	14,980
Agenus, Inc. (a) (b)	11,200	26,656
AgeX Therapeutics, Inc. (a) (b)	1,010	3,020
Agios Pharmaceuticals, Inc. (a) (b)	6,868	316,683
Aimmune Therapeutics, Inc. (a) (b)	6,000	143,520
Akebia Therapeutics, Inc. (a) (b)	10,904	60,301
Albireo Pharma, Inc. (a)	1,100	26,983
Alder Biopharmaceuticals, Inc. (a) (b)	7,352	75,358
Aldeyra Therapeutics, Inc. (a)	3,500	29,050
Alkermes PLC (a)	20,662	609,736
Allakos, Inc. (a) (b)	1,100	57,497
Allena Pharmaceuticals, Inc. (a)	1,500	8,175
Allogene Therapeutics, Inc. (a) (b)	2,800	75,404
Alnylam Pharmaceuticals, Inc. (a)	11,969	872,660
AMAG Pharmaceuticals, Inc. (a) (b)	4,300	65,317
Amicus Therapeutics, Inc. (a) (b)	25,641	245,641
AnaptysBio, Inc. (a) (b)	2,800	178,612
Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a)	4,600	$ 60,674
Aptinyx, Inc. (a)	1,600	26,464
Arbutus Biopharma Corp. (a)	4,300	16,469
Arcus Biosciences, Inc. (a)	4,100	44,157
Ardelyx, Inc. (a)	5,600	10,024
Arena Pharmaceuticals, Inc. (a)	6,730	262,134
ArQule, Inc. (a) (b)	15,000	41,550
Array BioPharma, Inc. (a) (b)	27,783	395,908
Arrowhead Pharmaceuticals, Inc. (a) (b)	11,100	137,862
Arsanis, Inc. (a) (b)	891	2,067
Atara Biotherapeutics, Inc. (a) (b)	5,400	187,596
Athenex, Inc. (a) (b)	5,900	74,871
Athersys, Inc. (a) (b)	14,600	21,024
Audentes Therapeutics, Inc. (a)	4,900	104,468
AVEO Pharmaceuticals, Inc. (a) (b)	12,500	20,000
Avid Bioservices, Inc. (a)	6,200	25,420
Avrobio, Inc. (a)	800	13,320
Bellicum Pharmaceuticals, Inc. (a)	4,682	13,671
BioCryst Pharmaceuticals, Inc. (a) (b)	14,600	117,822
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,900	144,222
BioMarin Pharmaceutical, Inc. (a)	23,611	2,010,477
BioSpecifics Technologies Corp. (a)	726	43,996
BioTime, Inc. (a) (b)	10,100	9,221
Bluebird Bio, Inc. (a) (b)	7,319	726,045
Blueprint Medicines Corp. (a)	5,442	293,378
Calithera Biosciences, Inc. (a)	3,600	14,436
Calyxt, Inc. (a) (b)	800	8,288
Cara Therapeutics, Inc. (a) (b)	4,400	57,200
CareDx, Inc. (a)	4,600	115,644
CASI Pharmaceuticals, Inc. (a) (b)	5,900	23,718
Catalyst Biosciences, Inc. (a)	1,500	11,835
Catalyst Pharmaceuticals, Inc. (a) (b)	12,400	23,808
Celcuity, Inc. (a) (b)	1,000	23,990
Cellular Biomedicine Group, Inc. (a) (b)	1,400	24,724
ChemoCentryx, Inc. (a)	2,900	31,639
Chimerix, Inc. (a)	5,397	13,870
Clovis Oncology, Inc. (a) (b)	6,080	109,197
Cohbar, Inc. (a)	2,700	8,397
Coherus Biosciences, Inc. (a) (b)	6,900	62,445
Concert Pharmaceuticals, Inc. (a)	2,500	31,375
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	6,400	37,376
Corvus Pharmaceuticals, Inc. (a) (b)	1,600	5,872
Crinetics Pharmaceuticals, Inc. (a)	1,100	32,989
CTI BioPharma Corp. (a)	6,300	4,622
Cue Biopharma, Inc. (a) (b)	2,100	9,870
Cytokinetics, Inc. (a) (b)	5,800	36,656
CytomX Therapeutics, Inc. (a)	5,976	90,238
Deciphera Pharmaceuticals, Inc. (a) (b)	1,000	20,990
Denali Therapeutics, Inc. (a) (b)	5,900	121,894
Dicerna Pharmaceuticals, Inc. (a)	7,000	74,830
Dynavax Technologies Corp. (a) (b)	7,938	72,633

See accompanying notes to financial statements.
92

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a) (b)	1,305	$ 52,578
Editas Medicine, Inc. (a) (b)	6,200	141,050
Eidos Therapeutics, Inc. (a) (b)	900	12,384
Emergent BioSolutions, Inc. (a)	6,100	361,608
Enanta Pharmaceuticals, Inc. (a)	2,200	155,826
Epizyme, Inc. (a)	8,838	54,442
Esperion Therapeutics, Inc. (a) (b)	3,200	147,200
Evelo Biosciences, Inc. (a) (b)	1,800	23,418
Exact Sciences Corp. (a) (b)	16,022	1,010,988
Exelixis, Inc. (a)	39,385	774,703
Fate Therapeutics, Inc. (a) (b)	7,900	101,357
Fennec Pharmaceuticals, Inc. (a) (b)	1,400	8,932
FibroGen, Inc. (a)	10,200	472,056
Five Prime Therapeutics, Inc. (a)	4,347	40,427
Flexion Therapeutics, Inc. (a) (b)	4,300	48,676
Fortress Biotech, Inc. (a) (b)	3,800	3,268
Forty Seven, Inc. (a) (b)	1,500	23,580
G1 Therapeutics, Inc. (a) (b)	3,300	63,195
Genomic Health, Inc. (a)	2,700	173,907
Geron Corp. (a) (b)	20,983	20,983
Global Blood Therapeutics, Inc. (a) (b)	6,638	272,490
GlycoMimetics, Inc. (a)	4,100	38,827
Gritstone Oncology, Inc. (a) (b)	900	13,905
GTx, Inc. (a) (b)	600	468
Halozyme Therapeutics, Inc. (a)	16,952	248,008
Heron Therapeutics, Inc. (a) (b)	8,926	231,540
Homology Medicines, Inc. (a)	2,200	49,192
Idera Pharmaceuticals, Inc. (a)	2,050	5,679
Immune Design Corp. (a)	4,300	5,590
ImmunoGen, Inc. (a)	18,800	90,240
Immunomedics, Inc. (a) (b)	19,272	275,011
Inovio Pharmaceuticals, Inc. (a) (b)	10,611	42,444
Insmed, Inc. (a) (b)	9,833	129,009
Insys Therapeutics, Inc. (a) (b)	3,453	12,086
Intellia Therapeutics, Inc. (a) (b)	4,200	57,330
Intercept Pharmaceuticals, Inc. (a) (b)	2,917	294,004
Intrexon Corp. (a) (b)	9,741	63,706
Invitae Corp. (a)	8,700	96,222
Ionis Pharmaceuticals, Inc. (a) (b)	16,773	906,748
Iovance Biotherapeutics, Inc. (a)	13,800	122,130
Ironwood Pharmaceuticals, Inc. (a) (b)	18,400	190,624
Jounce Therapeutics, Inc. (a)	1,700	5,729
Kadmon Holdings, Inc. (a) (b)	14,500	30,160
Karyopharm Therapeutics, Inc. (a) (b)	6,200	58,094
Kezar Life Sciences, Inc. (a) (b)	700	16,520
Kindred Biosciences, Inc. (a)	4,400	48,180
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,000	28,090
Kodiak Sciences, Inc. (a)	1,200	8,520
Kura Oncology, Inc. (a) (b)	4,000	56,160
La Jolla Pharmaceutical Co. (a) (b)	2,800	26,404
Lexicon Pharmaceuticals, Inc. (a) (b)	5,321	35,331
Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a) (b)	2,779	$ 377,110
LogicBio Therapeutics, Inc. (a)	1,100	11,440
Loxo Oncology, Inc. (a) (b)	3,577	501,030
MacroGenics, Inc. (a)	5,047	64,097
Madrigal Pharmaceuticals, Inc. (a) (b)	900	101,448
Magenta Therapeutics, Inc. (a) (b)	500	2,850
MannKind Corp. (a) (b)	17,200	18,232
MediciNova, Inc. (a) (b)	5,100	41,667
MeiraGTx Holdings PLC (a)	500	4,820
Mersana Therapeutics, Inc. (a) (b)	1,300	5,304
Minerva Neurosciences, Inc. (a)	3,680	24,803
Miragen Therapeutics, Inc. (a)	3,000	9,090
Mirati Therapeutics, Inc. (a) (b)	2,700	114,534
Molecular Templates, Inc. (a) (b)	1,100	4,444
Momenta Pharmaceuticals, Inc. (a)	9,887	109,152
Mustang Bio, Inc. (a)	2,000	5,880
Myriad Genetics, Inc. (a)	9,151	266,020
NantKwest, Inc. (a)	3,400	3,944
Natera, Inc. (a)	4,200	58,632
Neon Therapeutics, Inc. (a) (b)	800	4,024
Neurocrine Biosciences, Inc. (a)	11,971	854,849
NewLink Genetics Corp. (a)	3,458	5,256
Novavax, Inc. (a) (b)	48,600	89,424
Nymox Pharmaceutical Corp. (a) (b)	3,700	4,847
OPKO Health, Inc. (a)	41,380	124,554
Organovo Holdings, Inc. (a) (b)	11,700	11,198
Ovid therapeutics, Inc. (a)	1,500	3,630
Palatin Technologies, Inc. (a)	24,100	17,072
PDL BioPharma, Inc. (a)	18,655	54,100
Pfenex, Inc. (a)	3,700	11,803
Pieris Pharmaceuticals, Inc. (a)	6,100	16,226
PolarityTE, Inc. (a) (b)	1,100	14,839
Portola Pharmaceuticals, Inc. (a) (b)	8,441	164,768
Principia Biopharma, Inc. (a)	700	19,173
Progenics Pharmaceuticals, Inc. (a)	11,700	49,140
Proteostasis Therapeutics, Inc. (a) (b)	3,100	10,044
Prothena Corp. PLC (a) (b)	5,200	53,560
PTC Therapeutics, Inc. (a)	6,200	212,784
Puma Biotechnology, Inc. (a) (b)	3,807	77,472
Ra Pharmaceuticals, Inc. (a) (b)	2,000	36,400
Radius Health, Inc. (a) (b)	5,215	85,995
Recro Pharma, Inc. (a)	2,300	16,330
REGENXBIO, Inc. (a)	4,400	184,580
Repligen Corp. (a) (b)	5,100	268,974
Replimenu Group, Inc. (a) (b)	1,300	13,000
Retrophin, Inc. (a)	5,500	124,465
Rhythm Pharmaceuticals, Inc. (a) (b)	2,100	56,448
Rigel Pharmaceuticals, Inc. (a) (b)	23,200	53,360
Rocket Pharmaceuticals, Inc. (a) (b)	2,500	37,050
Rubius Therapeutics, Inc. (a) (b)	1,500	24,120
Sage Therapeutics, Inc. (a) (b)	6,121	586,331
Sangamo Therapeutics, Inc. (a) (b)	13,000	149,240
Sarepta Therapeutics, Inc. (a) (b)	8,947	976,386
Savara, Inc. (a)	3,700	28,009
Scholar Rock Holding Corp. (a) (b)	1,100	25,267

See accompanying notes to financial statements.
93

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Seattle Genetics, Inc. (a) (b)	14,520	$ 822,703
Selecta Biosciences, Inc. (a) (b)	2,100	5,586
Seres Therapeutics, Inc. (a) (b)	2,346	10,604
Solid Biosciences, Inc. (a) (b)	1,700	45,560
Sorrento Therapeutics, Inc. (a) (b)	15,300	36,720
Spark Therapeutics, Inc. (a) (b)	4,042	158,204
Spectrum Pharmaceuticals, Inc. (a)	12,962	113,418
Spero Therapeutics, Inc. (a) (b)	1,100	6,765
Spring Bank Pharmaceuticals, Inc. (a)	1,800	18,702
Stemline Therapeutics, Inc. (a)	3,600	34,200
Surface Oncology, Inc. (a) (b)	900	3,816
Sutro Biopharma, Inc. (a)	800	7,216
Syndax Pharmaceuticals, Inc. (a)	1,400	6,230
Synergy Pharmaceuticals, Inc. (a) (b)	30,418	3,465
Synlogic, Inc. (a) (b)	1,900	13,319
Syros Pharmaceuticals, Inc. (a) (b)	2,900	16,153
T2 Biosystems, Inc. (a) (b)	4,000	12,040
TESARO, Inc. (a) (b)	5,152	382,536
TG Therapeutics, Inc. (a) (b)	8,000	32,800
Tocagen, Inc. (a)	2,100	17,241
Translate Bio, Inc. (a) (b)	1,900	14,250
Twist Bioscience Corp. (a)	700	16,163
Tyme Technologies, Inc. (a) (b)	13,500	49,815
Ultragenyx Pharmaceutical, Inc. (a) (b)	6,465	281,098
United Therapeutics Corp. (a)	5,697	620,403
UNITY Biotechnology, Inc. (a) (b)	3,200	52,032
Unum Therapeutics, Inc. (a) (b)	2,500	11,000
Vanda Pharmaceuticals, Inc. (a)	6,700	175,071
Veracyte, Inc. (a)	3,600	45,288
Verastem, Inc. (a) (b)	8,700	29,232
Vericel Corp. (a)	5,900	102,660
Viking Therapeutics, Inc. (a) (b)	7,800	59,670
Vital Therapies, Inc. (a) (b)	3,700	689
Voyager Therapeutics, Inc. (a)	2,500	23,500
Xencor, Inc. (a)	6,385	230,882
XOMA Corp. (a) (b)	780	9,867
Y-mAbs Therapeutics, Inc. (a)	900	18,306
Zafgen, Inc. (a)	4,500	22,275
ZIOPHARM Oncology, Inc. (a) (b)	16,100	30,107
		26,202,707
BUILDING PRODUCTS — 0.9%
AAON, Inc. (b)	5,600	196,337
Advanced Drainage Systems, Inc.	4,800	116,400
American Woodmark Corp. (a)	1,859	103,509
Apogee Enterprises, Inc.	3,509	104,744
Armstrong Flooring, Inc. (a)	2,577	30,512
Armstrong World Industries, Inc.	5,855	340,819
Builders FirstSource, Inc. (a)	15,500	169,105
Caesarstone, Ltd. (b)	2,827	38,391
Continental Building Products, Inc. (a)	4,900	124,705
CSW Industrials, Inc. (a)	2,037	98,489
Gibraltar Industries, Inc. (a)	4,100	145,919
Griffon Corp.	4,700	49,115
Security Description	Shares	Value
Insteel Industries, Inc.	2,300	$ 55,844
JELD-WEN Holding, Inc. (a) (b)	9,000	127,890
Lennox International, Inc.	4,782	1,046,588
Masonite International Corp. (a)	3,593	161,074
NCI Building Systems, Inc. (a)	5,228	37,903
Owens Corning	14,416	634,016
Patrick Industries, Inc. (a)	3,100	91,791
PGT Innovations, Inc. (a)	7,400	117,290
Quanex Building Products Corp.	4,268	58,002
Resideo Technologies, Inc. (a)	16,900	347,295
Simpson Manufacturing Co., Inc.	5,400	292,302
Trex Co., Inc. (a)	7,898	468,825
Universal Forest Products, Inc.	8,209	213,106
USG Corp.	10,809	461,112
		5,631,083
CAPITAL MARKETS — 1.8%
Arlington Asset Investment Corp. Class A (b)	3,200	23,168
Artisan Partners Asset Management, Inc. Class A	6,255	138,298
Ashford, Inc. (a) (b)	100	5,190
Associated Capital Group, Inc. Class A (b)	300	10,569
B. Riley Financial, Inc. (b)	2,534	35,983
BGC Partners, Inc. Class A	35,700	184,569
Blucora, Inc. (a)	6,400	170,496
BrightSphere Investment Group PLC	10,200	108,936
Cohen & Steers, Inc.	2,809	96,405
Cowen, Inc. (a)	3,850	51,359
Diamond Hill Investment Group, Inc.	403	60,228
Donnelley Financial Solutions, Inc. (a)	4,412	61,900
Eaton Vance Corp.	15,056	529,670
Evercore, Inc. Class A	5,343	382,345
FactSet Research Systems, Inc.	5,031	1,006,854
Federated Investors, Inc. Class B	12,700	337,185
Focus Financial Partners, Inc. Class A (a)	2,400	63,192
GAIN Capital Holdings, Inc. (b)	4,000	24,640
GAMCO Investors, Inc. Class A	551	9,306
Greenhill & Co., Inc.	2,517	61,415
Hamilton Lane, Inc. Class A	2,200	81,400
Houlihan Lokey, Inc.	4,600	169,280
Interactive Brokers Group, Inc. Class A	9,919	542,073
INTL. FCStone, Inc. (a)	1,900	69,502
Investment Technology Group, Inc.	4,200	127,008
Ladenburg Thalmann Financial Services, Inc.	12,600	29,358
Lazard, Ltd. Class A	15,602	575,870
Legg Mason, Inc.	11,100	283,161
LPL Financial Holdings, Inc.	11,507	702,848
MarketAxess Holdings, Inc.	4,873	1,029,714
Moelis & Co. Class A	6,000	206,280
Morningstar, Inc.	2,392	262,737
Oppenheimer Holdings, Inc. Class A	1,200	30,660

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Piper Jaffray Cos.	1,900	$ 125,096
PJT Partners, Inc. Class A	2,569	99,575
Pzena Investment Management, Inc. Class A	2,000	17,300
Safeguard Scientifics, Inc. (a)	2,400	20,688
SEI Investments Co.	17,487	807,899
Siebert Financial Corp. (a)	900	13,014
Silvercrest Asset Management Group, Inc. Class A	1,100	14,553
Stifel Financial Corp.	9,354	387,443
TD Ameritrade Holding Corp.	37,684	1,845,009
Value Line, Inc.	100	2,601
Virtu Financial, Inc. Class A (b)	5,500	141,680
Virtus Investment Partners, Inc.	946	75,141
Waddell & Reed Financial, Inc. Class A (b)	10,639	192,353
Westwood Holdings Group, Inc.	1,005	34,170
WisdomTree Investments, Inc.	14,900	99,085
		11,347,206
CHEMICALS — 1.8%
Advanced Emissions Solutions, Inc.	2,300	24,265
AdvanSix, Inc. (a)	3,900	94,926
AgroFresh Solutions, Inc. (a) (b)	3,700	14,023
American Vanguard Corp.	3,552	53,955
Amyris, Inc. (a) (b)	3,900	13,026
Ashland Global Holdings, Inc.	8,431	598,264
Axalta Coating Systems, Ltd. (a)	28,402	665,175
Balchem Corp.	4,195	328,678
Cabot Corp.	7,998	343,434
Chase Corp.	933	93,347
Chemours Co.	23,443	661,562
Ferro Corp. (a)	11,009	172,621
Flotek Industries, Inc. (a) (b)	6,500	7,085
FutureFuel Corp.	3,300	52,338
GCP Applied Technologies, Inc. (a)	9,797	240,516
Hawkins, Inc.	1,200	49,140
HB Fuller Co.	6,699	285,846
Huntsman Corp.	29,434	567,782
Ingevity Corp. (a)	5,738	480,213
Innophos Holdings, Inc.	2,400	58,872
Innospec, Inc.	3,317	204,858
Intrepid Potash, Inc. (a)	11,700	30,420
Koppers Holdings, Inc. (a)	2,500	42,600
Kraton Corp. (a)	4,000	87,360
Kronos Worldwide, Inc.	2,800	32,256
Livent Corp. (a)	3,000	41,400
LSB Industries, Inc. (a)	2,700	14,904
Marrone Bio Innovations, Inc. (a)	6,700	9,849
Minerals Technologies, Inc.	4,843	248,640
NewMarket Corp. (b)	1,049	432,282
Olin Corp.	22,000	442,420
OMNOVA Solutions, Inc. (a)	5,300	38,849
Platform Specialty Products Corp. (a)	29,600	305,768
PolyOne Corp.	10,433	298,384
PQ Group Holdings, Inc. (a)	4,700	69,607
Security Description	Shares	Value
Quaker Chemical Corp.	1,764	$ 313,481
Rayonier Advanced Materials, Inc. (b)	6,300	67,095
RPM International, Inc.	17,585	1,033,646
Scotts Miracle-Gro Co. (b)	5,433	333,912
Sensient Technologies Corp.	5,619	313,821
Stepan Co.	2,682	198,468
Trecora Resources (a)	2,300	17,940
Tredegar Corp.	3,207	50,863
Trinseo SA	5,574	255,178
Tronox, Ltd. Class A	11,869	92,341
Valhi, Inc. (b)	3,700	7,141
Valvoline, Inc.	25,694	497,179
Westlake Chemical Corp.	4,796	317,351
WR Grace & Co.	8,776	569,650
		11,172,731
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	9,000	288,990
ACCO Brands Corp.	12,916	87,570
ADT, Inc. (b)	13,900	83,539
Advanced Disposal Services, Inc. (a)	9,600	229,824
Brady Corp. Class A	6,400	278,144
BrightView Holdings, Inc. (a)	3,000	30,630
Brink's Co.	6,614	427,595
Casella Waste Systems, Inc. Class A (a)	5,100	145,299
CECO Environmental Corp. (a)	3,456	23,328
Charah Solutions, Inc. (a)	900	7,515
Clean Harbors, Inc. (a)	6,811	336,123
CompX International, Inc.	200	2,722
Covanta Holding Corp.	15,300	205,326
Deluxe Corp.	6,276	241,249
Ennis, Inc.	3,300	63,525
Essendant, Inc.	4,549	57,226
Healthcare Services Group, Inc. (b)	9,965	400,394
Heritage-Crystal Clean, Inc. (a)	1,800	41,418
Herman Miller, Inc.	7,700	232,925
HNI Corp.	5,889	208,647
Interface, Inc.	7,600	108,300
KAR Auction Services, Inc.	18,065	862,062
Kimball International, Inc. Class B	4,600	65,274
Knoll, Inc.	6,190	102,011
LSC Communications, Inc.	4,212	29,484
Matthews International Corp. Class A	4,031	163,739
McGrath RentCorp	3,100	159,588
Mobile Mini, Inc.	6,100	193,675
MSA Safety, Inc.	4,621	435,622
Multi-Color Corp.	1,721	60,390
NL Industries, Inc. (a)	1,000	3,510
PICO Holdings, Inc. (a)	2,700	24,678
Pitney Bowes, Inc.	24,564	145,173
Quad/Graphics, Inc.	4,100	50,512
RR Donnelley & Sons Co.	8,533	33,791
SP Plus Corp. (a)	2,900	85,666

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Steelcase, Inc. Class A	11,000	$ 163,130
Stericycle, Inc. (a)	10,900	399,921
Team, Inc. (a) (b)	3,800	55,670
Tetra Tech, Inc.	7,280	376,886
UniFirst Corp.	2,008	287,285
US Ecology, Inc.	2,996	188,688
Viad Corp.	2,654	132,939
VSE Corp.	1,080	32,303
		7,552,286
COMMUNICATIONS EQUIPMENT — 0.9%
Acacia Communications, Inc. (a)	3,500	133,000
ADTRAN, Inc.	5,900	63,366
Aerohive Networks, Inc. (a)	3,900	12,714
Applied Optoelectronics, Inc. (a) (b)	2,300	35,489
ARRIS International PLC (a)	22,253	680,274
CalAmp Corp. (a)	4,400	57,244
Calix, Inc. (a)	5,700	55,575
Casa Systems, Inc. (a)	3,800	49,894
Ciena Corp. (a)	19,191	650,767
Clearfield, Inc. (a) (b)	1,400	13,888
CommScope Holding Co., Inc. (a)	25,634	420,141
Comtech Telecommunications Corp.	3,000	73,020
DASAN Zhone Solutions, Inc. (a)	700	9,737
Digi International, Inc. (a)	3,270	32,994
EchoStar Corp. Class A (a)	6,238	229,059
Extreme Networks, Inc. (a)	14,700	89,670
Finisar Corp. (a)	15,600	336,960
Harmonic, Inc. (a)	10,700	50,504
Infinera Corp. (a) (b)	19,400	77,406
InterDigital, Inc.	4,538	301,459
KVH Industries, Inc. (a)	1,866	19,201
Lumentum Holdings, Inc. (a)	9,973	418,966
NETGEAR, Inc. (a)	4,200	218,526
NetScout Systems, Inc. (a)	10,107	238,829
Plantronics, Inc.	4,248	140,609
Quantenna Communications, Inc. (a)	4,300	61,705
Ribbon Communications, Inc. (a)	6,200	29,884
Ubiquiti Networks, Inc. (b)	2,556	254,092
ViaSat, Inc. (a) (b)	7,411	436,879
Viavi Solutions, Inc. (a)	30,200	303,510
		5,495,362
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	21,059	558,063
Aegion Corp. (a)	4,100	66,912
Ameresco, Inc. Class A (a)	2,200	31,020
Arcosa, Inc. (a)	6,289	174,142
Argan, Inc.	1,844	69,777
Comfort Systems USA, Inc.	4,843	211,542
Dycom Industries, Inc. (a)	3,952	213,566
EMCOR Group, Inc.	7,553	450,839
Granite Construction, Inc.	5,779	232,778
Great Lakes Dredge & Dock Corp. (a)	7,300	48,326
HC2 Holdings, Inc. (a) (b)	4,800	12,672
IES Holdings, Inc. (a)	1,000	15,550
Security Description	Shares	Value
Infrastructure and Energy Alternatives, Inc. (a)	2,100	$ 17,199
KBR, Inc.	18,388	279,130
MasTec, Inc. (a) (b)	8,476	343,787
MYR Group, Inc. (a)	2,000	56,340
Northwest Pipe Co. (a)	1,100	25,619
NV5 Global, Inc. (a)	1,300	78,715
Orion Group Holdings, Inc. (a)	3,200	13,728
Primoris Services Corp.	5,286	101,121
Sterling Construction Co., Inc. (a)	3,200	34,848
Tutor Perini Corp. (a) (b)	4,800	76,656
Valmont Industries, Inc.	2,870	318,427
Willscot Corp. (a)	4,500	42,390
		3,473,147
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,278	383,146
Forterra, Inc. (a) (b)	2,300	8,648
Summit Materials, Inc. Class A (a) (b)	14,512	179,949
United States Lime & Minerals, Inc.	221	15,691
US Concrete, Inc. (a) (b)	2,040	71,971
		659,405
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	56,675	1,284,256
Credit Acceptance Corp. (a)	1,473	562,332
Curo Group Holdings Corp. (a) (b)	1,700	16,133
Elevate Credit, Inc. (a)	2,100	9,408
Encore Capital Group, Inc. (a) (b)	3,492	82,062
Enova International, Inc. (a)	4,200	81,732
EZCORP, Inc. Class A (a)	6,100	47,153
FirstCash, Inc.	5,878	425,273
Green Dot Corp. Class A (a)	6,500	516,880
LendingClub Corp. (a)	41,633	109,495
Navient Corp.	35,500	312,755
Nelnet, Inc. Class A	2,414	126,349
OneMain Holdings, Inc. (a)	10,462	254,122
PRA Group, Inc. (a) (b)	5,714	139,250
Regional Management Corp. (a)	1,200	28,860
Santander Consumer USA Holdings, Inc.	15,516	272,926
SLM Corp. (a)	57,400	476,994
World Acceptance Corp. (a)	831	84,978
		4,830,958
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	8,343	784,826
Ardagh Group SA	2,200	24,376
Bemis Co., Inc.	12,155	557,914
Berry Global Group, Inc. (a)	17,686	840,616
Crown Holdings, Inc. (a)	17,379	722,445
Graphic Packaging Holding Co. (b)	40,742	433,495
Greif, Inc. Class A	3,300	122,463
Greif, Inc. Class B	700	31,080
Myers Industries, Inc.	4,700	71,017
Owens-Illinois, Inc. (a)	21,028	362,523

See accompanying notes to financial statements.
96

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Silgan Holdings, Inc.	10,268	$ 242,530
Sonoco Products Co.	13,191	700,838
UFP Technologies, Inc. (a)	800	24,032
		4,918,155
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	5,952	138,384
Funko, Inc. Class A (a)	1,600	21,040
Pool Corp.	5,242	779,223
Weyco Group, Inc.	743	21,674
		960,321
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	7,800	369,096
American Public Education, Inc. (a)	2,100	59,766
Bright Horizons Family Solutions, Inc. (a)	7,668	854,598
Career Education Corp. (a)	8,700	99,354
Carriage Services, Inc.	2,200	34,100
Chegg, Inc. (a)	14,200	403,564
frontdoor, Inc. (a)	9,306	247,633
Graham Holdings Co. Class B	543	347,835
Grand Canyon Education, Inc. (a)	6,369	612,316
Houghton Mifflin Harcourt Co. (a)	13,200	116,952
K12, Inc. (a)	5,200	128,908
Laureate Education, Inc. Class A (a)	12,300	187,452
Regis Corp. (a)	4,507	76,393
Service Corp. International	23,300	938,058
ServiceMaster Global Holdings, Inc. (a)	18,212	669,109
Sotheby's (a) (b)	4,809	191,110
Strategic Education, Inc.	2,739	310,657
Weight Watchers International, Inc. (a)	5,100	196,605
		5,843,506
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AXA Equitable Holdings, Inc.	26,700	444,021
Banco Latinoamericano de Comercio Exterior SA Class E	3,900	67,470
Cannae Holdings, Inc. (a)	9,000	154,080
FGL Holdings (a) (b)	19,200	127,872
Marlin Business Services Corp.	1,100	24,563
On Deck Capital, Inc. (a)	6,100	35,990
Voya Financial, Inc.	21,050	844,947
		1,698,943
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	1,399	100,070
Cincinnati Bell, Inc. (a)	5,951	46,299
Cogent Communications Holdings, Inc.	5,696	257,516
Consolidated Communications Holdings, Inc. (b)	9,249	91,380
Frontier Communications Corp. (b)	14,157	33,694
Intelsat SA (a)	7,447	159,291
Iridium Communications, Inc. (a) (b)	12,719	234,666
Security Description	Shares	Value
Ooma, Inc. (a)	2,300	$ 31,924
ORBCOMM, Inc. (a)	9,800	80,948
pdvWireless, Inc. (a)	1,200	44,868
Vonage Holdings Corp. (a)	29,100	254,043
Windstream Holdings, Inc. (a) (b)	4,262	8,908
Zayo Group Holdings, Inc. (a)	30,524	697,168
		2,040,775
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	6,922	527,595
Avangrid, Inc.	7,400	370,666
El Paso Electric Co.	5,263	263,834
Hawaiian Electric Industries, Inc.	14,283	523,043
IDACORP, Inc.	6,799	632,715
MGE Energy, Inc.	4,562	273,537
OGE Energy Corp.	26,783	1,049,626
Otter Tail Corp.	5,376	266,865
PNM Resources, Inc.	10,451	429,432
Portland General Electric Co.	12,021	551,163
Spark Energy, Inc. Class A (b)	1,400	10,402
		4,898,878
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	5,300	609,235
Allied Motion Technologies, Inc.	862	38,523
Atkore International Group, Inc. (a)	5,000	99,200
AZZ, Inc.	3,340	134,802
Babcock & Wilcox Enterprises, Inc. (a)	3,910	1,527
Encore Wire Corp.	2,654	133,178
Energous Corp. (a) (b)	2,700	15,633
EnerSys	5,641	437,798
Enphase Energy, Inc. (a) (b)	11,200	52,976
FuelCell Energy, Inc. (a) (b)	10,000	5,505
Generac Holdings, Inc. (a)	7,949	395,065
GrafTech International, Ltd.	7,600	86,944
Hubbell, Inc.	7,229	718,129
nVent Electric PLC	21,700	487,382
Plug Power, Inc. (a) (b)	28,000	34,720
Powell Industries, Inc.	1,100	27,511
Preformed Line Products Co.	400	21,700
Regal Beloit Corp.	5,876	411,614
Sensata Technologies Holding PLC (a)	21,867	980,516
Sunrun, Inc. (a) (b)	12,700	138,303
Thermon Group Holdings, Inc. (a)	4,100	83,148
TPI Composites, Inc. (a)	1,900	46,702
Vicor Corp. (a)	2,270	85,783
Vivint Solar, Inc. (a) (b)	4,000	15,240
		5,061,134
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Anixter International, Inc. (a)	3,986	216,480
Arlo Technologies, Inc. (a) (b)	1,900	18,962
Arrow Electronics, Inc. (a)	11,710	807,404
Avnet, Inc.	15,430	557,023

See accompanying notes to financial statements.
97

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
AVX Corp.	6,000	$ 91,500
Badger Meter, Inc.	3,676	180,896
Bel Fuse, Inc. Class B	1,100	20,262
Belden, Inc. (b)	5,263	219,836
Benchmark Electronics, Inc.	6,080	128,774
CDW Corp.	19,587	1,587,526
Cognex Corp.	22,161	856,966
Coherent, Inc. (a) (b)	3,267	345,355
Control4 Corp. (a)	3,312	58,291
CTS Corp.	4,200	108,738
Daktronics, Inc.	4,345	32,153
Dolby Laboratories, Inc. Class A	8,379	518,157
Electro Scientific Industries, Inc. (a)	4,192	125,592
ePlus, Inc. (a)	1,760	125,259
Fabrinet (a)	4,700	241,157
FARO Technologies, Inc. (a)	2,400	97,536
Fitbit, Inc. Class A (a) (b)	27,609	137,217
II-VI, Inc. (a)	8,284	268,899
Insight Enterprises, Inc. (a)	4,552	185,494
Iteris, Inc. (a)	3,100	11,563
Itron, Inc. (a)	4,499	212,758
Jabil, Inc.	21,500	532,985
KEMET Corp.	7,200	126,288
Kimball Electronics, Inc. (a)	3,144	48,701
Knowles Corp. (a)	11,368	151,308
Littelfuse, Inc.	3,264	559,711
Maxwell Technologies, Inc. (a) (b)	4,200	8,694
Mesa Laboratories, Inc. (b)	428	89,191
Methode Electronics, Inc.	4,649	108,275
MTS Systems Corp.	2,243	90,012
Napco Security Technologies, Inc. (a)	1,400	22,050
National Instruments Corp.	14,893	675,844
nLight, Inc. (a) (b)	3,000	53,340
Novanta, Inc. (a)	4,400	277,200
OSI Systems, Inc. (a)	2,197	161,040
PAR Technology Corp. (a)	1,400	30,450
Park Electrochemical Corp.	2,400	43,368
PC Connection, Inc.	1,400	41,622
Plexus Corp. (a)	4,100	209,428
Rogers Corp. (a)	2,421	239,824
Sanmina Corp. (a)	8,810	211,969
ScanSource, Inc. (a)	3,209	110,325
SYNNEX Corp.	5,468	442,033
Tech Data Corp. (a)	5,139	420,422
Trimble, Inc. (a)	33,481	1,101,860
TTM Technologies, Inc. (a)	12,000	116,760
Vishay Intertechnology, Inc.	17,445	314,184
Vishay Precision Group, Inc. (a)	1,300	39,299
Zebra Technologies Corp. Class A (a)	7,008	1,115,884
		14,495,865
ENERGY EQUIPMENT & SERVICES — 0.6%
Apergy Corp. (a)	10,200	276,216
Archrock, Inc.	16,300	122,087
Basic Energy Services, Inc. (a)	2,000	7,680
Bristow Group, Inc. (a) (b)	4,000	9,720
Security Description	Shares	Value
C&J Energy Services, Inc. (a)	8,183	$ 110,470
Cactus, Inc. Class A (a)	5,000	137,050
CARBO Ceramics, Inc. (a) (b)	2,831	9,852
Covia Holdings Corp. (a) (b)	3,780	12,928
Dawson Geophysical Co. (a)	2,600	8,788
Diamond Offshore Drilling, Inc. (a) (b)	8,500	80,240
Dril-Quip, Inc. (a)	4,875	146,396
Era Group, Inc. (a)	2,300	20,102
Exterran Corp. (a)	4,100	72,570
Forum Energy Technologies, Inc. (a)	10,439	43,113
Frank's International NV (a) (b)	9,800	51,156
FTS International, Inc. (a)	4,700	33,417
Helix Energy Solutions Group, Inc. (a)	18,009	97,429
Independence Contract Drilling, Inc. (a)	6,400	19,968
ION Geophysical Corp. (a)	1,300	6,734
Keane Group, Inc. (a)	6,900	56,442
Key Energy Services, Inc. (a)	1,200	2,484
KLX Energy Services Holdings, Inc. (a)	2,497	58,555
Liberty Oilfield Services, Inc. Class A (b)	5,700	73,815
Mammoth Energy Services, Inc.	1,800	32,364
Matrix Service Co. (a)	3,400	60,996
McDermott International, Inc. (a) (b)	23,332	152,591
Nabors Industries, Ltd. (b)	44,899	89,798
Natural Gas Services Group, Inc. (a)	1,500	24,660
NCS Multistage Holdings, Inc. (a)	1,200	6,108
Newpark Resources, Inc. (a)	11,200	76,944
Nine Energy Service, Inc. (a)	2,100	47,334
Noble Corp. PLC (a)	31,700	83,054
Nuverra Environmental Solutions, Inc. (a) (b)	200	1,640
Oceaneering International, Inc. (a)	12,681	153,440
Oil States International, Inc. (a)	7,667	109,485
Patterson-UTI Energy, Inc.	28,800	298,080
PHI, Inc. NVDR (a) (b)	1,400	2,590
Pioneer Energy Services Corp. (a)	9,400	11,562
Profire Energy, Inc. (a)	2,900	4,205
ProPetro Holding Corp. (a)	9,300	114,576
Quintana Energy Services, Inc. (a)	700	2,422
RigNet, Inc. (a)	1,600	20,224
Rowan Cos. PLC Class A (a) (b)	16,612	139,375
RPC, Inc. (b)	7,132	70,393
SEACOR Holdings, Inc. (a)	2,168	80,216
SEACOR Marine Holdings, Inc. (a)	1,973	23,202
Select Energy Services, Inc. Class A (a)	5,500	34,760
Smart Sand, Inc. (a) (b)	2,600	5,772
Solaris Oilfield Infrastructure, Inc. Class A (b)	3,100	37,479
Superior Energy Services, Inc. (a)	20,000	67,000
TETRA Technologies, Inc. (a)	15,618	26,238
Tidewater, Inc. (a) (b)	3,650	69,825
Transocean, Ltd. (a) (b)	69,689	483,642

See accompanying notes to financial statements.
98

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Unit Corp. (a)	6,648	$ 94,933
US Silica Holdings, Inc. (b)	10,088	102,696
Weatherford International PLC (a)	128,637	71,908
		4,056,724
ENTERTAINMENT — 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	7,184	88,220
Cinemark Holdings, Inc.	14,416	516,093
Eros International PLC (a) (b)	5,047	41,840
Glu Mobile, Inc. (a)	14,100	113,787
IMAX Corp. (a)	7,100	133,551
Liberty Media Corp.-Liberty Braves Class A (a)	1,194	29,778
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,236	96,174
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	26,550	815,085
Lions Gate Entertainment Corp. Class A (b)	6,324	101,816
Lions Gate Entertainment Corp. Class B	12,779	190,151
Live Nation Entertainment, Inc. (a)	18,559	914,031
Madison Square Garden Co. Class A (a)	2,506	670,856
Marcus Corp.	2,500	98,750
Pandora Media, Inc. (a)	33,835	273,725
Reading International, Inc. Class A (a)	2,000	29,080
Rosetta Stone, Inc. (a)	2,400	39,360
World Wrestling Entertainment, Inc. Class A (b)	5,627	420,449
Zynga, Inc. Class A (a)	103,432	406,488
		4,979,234
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.3%
Acadia Realty Trust REIT	10,647	252,973
Agree Realty Corp. REIT	4,356	257,527
Alexander & Baldwin, Inc.	9,338	171,632
Alexander's, Inc. REIT	276	84,108
American Assets Trust, Inc. REIT	5,042	202,537
American Campus Communities, Inc. REIT	18,272	756,278
American Homes 4 Rent Class A REIT	34,197	678,810
Americold Realty Trust REIT (b)	11,700	298,818
Apple Hospitality REIT, Inc.	28,700	409,262
Armada Hoffler Properties, Inc. REIT	6,900	97,014
Ashford Hospitality Trust, Inc. REIT	10,651	42,604
Bluerock Residential Growth REIT, Inc. (b)	3,700	33,374
Braemar Hotels & Resorts, Inc. REIT	3,723	33,246
Brandywine Realty Trust REIT	23,800	306,306
Brixmor Property Group, Inc. REIT	40,639	596,987
Brookfield Property REIT, Inc. Class A	20,800	334,880
Security Description	Shares	Value
BRT Apartments Corp. REIT	1,000	$ 11,440
Camden Property Trust REIT	11,952	1,052,374
CareTrust REIT, Inc.	10,900	201,214
CatchMark Timber Trust, Inc. Class A REIT	6,300	44,730
CBL & Associates Properties, Inc. REIT (b)	20,600	39,552
Cedar Realty Trust, Inc. REIT	10,853	34,078
Chatham Lodging Trust REIT	5,783	102,243
Chesapeake Lodging Trust REIT	7,900	192,365
City Office REIT, Inc.	4,600	47,150
Clipper Realty, Inc. REIT	1,900	24,833
Colony Capital, Inc. REIT (b)	64,518	301,944
Columbia Property Trust, Inc. REIT	15,772	305,188
Community Healthcare Trust, Inc. REIT	2,200	63,426
CoreCivic, Inc. REIT	16,025	285,726
CorEnergy Infrastructure Trust, Inc. REIT (b)	1,460	48,297
CorePoint Lodging, Inc. REIT	5,288	64,778
CoreSite Realty Corp. REIT	4,788	417,657
Corporate Office Properties Trust REIT	13,500	283,905
Cousins Properties, Inc. REIT	55,065	435,014
CubeSmart REIT	24,942	715,586
CyrusOne, Inc. REIT	14,015	741,113
DiamondRock Hospitality Co. REIT	27,500	249,700
Douglas Emmett, Inc. REIT	21,537	735,058
Easterly Government Properties, Inc. REIT	8,000	125,440
EastGroup Properties, Inc. REIT	4,770	437,552
Empire State Realty Trust, Inc. Class A REIT	18,624	265,020
EPR Properties REIT	9,749	624,228
Equity Commonwealth REIT	15,481	464,585
Equity LifeStyle Properties, Inc. REIT	11,489	1,115,927
Farmland Partners, Inc. REIT (b)	3,700	16,798
First Industrial Realty Trust, Inc. REIT	16,373	472,525
Four Corners Property Trust, Inc. REIT	8,809	230,796
Franklin Street Properties Corp. REIT	13,361	83,239
Front Yard Residential Corp. REIT	6,127	53,489
Gaming and Leisure Properties, Inc. REIT	27,033	873,436
GEO Group, Inc. REIT	15,800	311,260
Getty Realty Corp. REIT	4,305	126,610
Gladstone Commercial Corp. REIT	3,600	64,512
Gladstone Land Corp. REIT (b)	1,600	18,368
Global Medical REIT, Inc.	2,100	18,669
Global Net Lease, Inc. REIT	9,641	169,874
Government Properties Income Trust REIT (b)	12,657	86,954
Healthcare Realty Trust, Inc. REIT	16,282	463,060

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A REIT	27,766	$ 702,757
Hersha Hospitality Trust REIT	4,600	80,684
Highwoods Properties, Inc. REIT	13,670	528,892
Hospitality Properties Trust REIT	21,500	513,420
Hudson Pacific Properties, Inc. REIT	20,737	602,617
Independence Realty Trust, Inc. REIT	10,973	100,732
Industrial Logistics Properties Trust REIT (b)	8,329	163,824
InfraREIT, Inc. (a)	5,800	121,916
Innovative Industrial Properties, Inc. REIT (b)	1,200	54,468
Investors Real Estate Trust REIT	1,580	77,531
Invitation Homes, Inc. REIT	40,163	806,473
iStar, Inc. REIT (b)	8,400	77,028
JBG SMITH Properties REIT	13,821	481,109
Jernigan Capital, Inc. REIT	2,600	51,532
Kilroy Realty Corp. REIT	13,240	832,531
Kite Realty Group Trust REIT	10,783	151,932
Lamar Advertising Co. Class A REIT	11,367	786,369
Lexington Realty Trust REIT	28,000	229,880
Liberty Property Trust REIT	19,797	829,098
Life Storage, Inc. REIT	6,065	563,984
LTC Properties, Inc. REIT	5,354	223,155
Mack-Cali Realty Corp. REIT	12,000	235,080
MedEquities Realty Trust, Inc. REIT	3,500	23,940
Medical Properties Trust, Inc. REIT	48,777	784,334
Monmouth Real Estate Investment Corp. REIT	11,379	141,100
National Health Investors, Inc. REIT	5,500	415,470
National Retail Properties, Inc. REIT	21,200	1,028,412
National Storage Affiliates Trust REIT	7,400	195,804
New Senior Investment Group, Inc. REIT	10,000	41,200
NexPoint Residential Trust, Inc. REIT	2,400	84,120
NorthStar Realty Europe Corp. REIT	5,700	82,878
Omega Healthcare Investors, Inc. REIT	26,532	932,600
One Liberty Properties, Inc. REIT	1,800	43,596
Outfront Media, Inc. REIT	18,767	340,058
Paramount Group, Inc. REIT	27,400	344,144
Park Hotels & Resorts, Inc. REIT	27,006	701,616
Pebblebrook Hotel Trust REIT	18,257	516,856
Pennsylvania Real Estate Investment Trust (b)	8,992	53,413
Physicians Realty Trust REIT	23,917	383,390
Piedmont Office Realty Trust, Inc. Class A REIT	17,305	294,877
PotlatchDeltic Corp. REIT	8,728	276,154
Preferred Apartment Communities, Inc. Class A REIT (b)	5,100	71,706
PS Business Parks, Inc. REIT	2,687	351,997
QTS Realty Trust, Inc. Class A REIT	6,948	257,423
Rayonier, Inc. REIT	17,009	470,979
Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	14,700	$ 233,436
Retail Properties of America, Inc. Class A REIT	28,703	311,428
Retail Value, Inc. REIT	1,900	48,621
Rexford Industrial Realty, Inc. REIT	12,407	365,634
RLJ Lodging Trust REIT	23,368	383,235
RPT Realty REIT	10,100	120,695
Ryman Hospitality Properties, Inc. REIT	5,927	395,272
Sabra Health Care REIT, Inc.	23,340	384,643
Safety Income and Growth, Inc. REIT	1,200	22,572
Saul Centers, Inc. REIT	1,512	71,397
Select Income REIT	11,400	83,904
Senior Housing Properties Trust REIT	31,077	364,222
Seritage Growth Properties Class A REIT (b)	4,238	137,015
SITE Centers Corp. REIT	20,001	221,411
Spirit MTA REIT	5,787	41,261
Spirit Realty Capital, Inc. REIT	11,575	408,019
STAG Industrial, Inc. REIT	13,650	339,612
STORE Capital Corp. REIT	25,795	730,256
Summit Hotel Properties, Inc. REIT	13,300	129,409
Sun Communities, Inc. REIT	11,293	1,148,611
Sunstone Hotel Investors, Inc. REIT	30,719	399,654
Tanger Factory Outlet Centers, Inc. REIT (b)	12,487	252,487
Taubman Centers, Inc. REIT	7,795	354,595
Terreno Realty Corp. REIT	7,571	266,272
Tier REIT, Inc.	6,955	143,482
UMH Properties, Inc. REIT	4,200	49,728
Uniti Group, Inc. REIT (a) (b)	22,770	354,529
Universal Health Realty Income Trust REIT	1,700	104,329
Urban Edge Properties REIT	14,800	245,976
Urstadt Biddle Properties, Inc. Class A REIT	3,742	71,921
VEREIT, Inc.	130,094	930,172
VICI Properties, Inc. REIT	53,800	1,010,364
Washington Prime Group, Inc. REIT (b)	24,400	118,584
Washington Real Estate Investment Trust	10,502	241,546
Weingarten Realty Investors REIT	15,748	390,708
Whitestone REIT	4,900	60,074
WP Carey, Inc. REIT (b)	21,302	1,391,873
Xenia Hotels & Resorts, Inc. REIT	15,300	263,160
		45,617,255
FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	3,485	104,167
BJ's Wholesale Club Holdings, Inc. (a) (b)	9,500	210,520
Casey's General Stores, Inc.	4,848	621,223
Chefs' Warehouse, Inc. (a)	2,800	89,544

See accompanying notes to financial statements.
100

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Ingles Markets, Inc. Class A	2,000	$ 54,440
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	16,863
Performance Food Group Co. (a)	13,689	441,744
PriceSmart, Inc.	2,991	176,768
Rite Aid Corp. (a)	137,810	97,611
Smart & Final Stores, Inc. (a)	2,695	12,774
SpartanNash Co.	4,500	77,310
Sprouts Farmers Market, Inc. (a)	16,475	387,327
United Natural Foods, Inc. (a)	6,448	68,284
US Foods Holding Corp. (a)	28,928	915,282
Village Super Market, Inc. Class A	969	25,911
Weis Markets, Inc.	1,215	58,053
		3,357,821
FOOD PRODUCTS — 1.1%
Alico, Inc.	400	11,800
B&G Foods, Inc. (b)	8,900	257,299
Bunge, Ltd.	18,863	1,008,039
Calavo Growers, Inc. (b)	2,042	148,984
Cal-Maine Foods, Inc.	4,000	169,200
Darling Ingredients, Inc. (a)	21,600	415,584
Dean Foods Co. (b)	11,100	42,291
Farmer Brothers Co. (a)	1,250	29,163
Flowers Foods, Inc.	23,731	438,312
Fresh Del Monte Produce, Inc.	4,034	114,041
Freshpet, Inc. (a)	3,500	112,560
Hain Celestial Group, Inc. (a)	12,301	195,094
Hostess Brands, Inc. (a)	12,600	137,844
Ingredion, Inc.	9,452	863,913
J&J Snack Foods Corp.	1,983	286,722
John B Sanfilippo & Son, Inc.	1,078	60,001
Lancaster Colony Corp.	2,513	444,449
Landec Corp. (a)	3,300	39,072
Limoneira Co.	2,100	41,055
Pilgrim's Pride Corp. (a)	6,800	105,468
Post Holdings, Inc. (a)	8,577	764,468
Sanderson Farms, Inc. (b)	2,673	265,402
Seaboard Corp.	34	120,292
Seneca Foods Corp. Class A (a)	849	23,959
Simply Good Foods Co. (a)	7,700	145,530
Tootsie Roll Industries, Inc. (b)	2,093	69,906
TreeHouse Foods, Inc. (a)	7,181	364,149
		6,674,597
GAS UTILITIES — 0.9%
Atmos Energy Corp.	14,569	1,350,838
Chesapeake Utilities Corp.	2,038	165,689
National Fuel Gas Co. (b)	10,963	561,086
New Jersey Resources Corp.	11,715	535,024
Northwest Natural Holding Co.	3,760	227,330
ONE Gas, Inc.	6,987	556,165
RGC Resources, Inc.	900	26,964
South Jersey Industries, Inc. (b)	11,362	315,864
Southwest Gas Holdings, Inc.	6,439	492,584
Spire, Inc.	6,639	491,817
Security Description	Shares	Value
UGI Corp.	23,132	$ 1,234,092
		5,957,453
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Accuray, Inc. (a)	10,200	34,782
AngioDynamics, Inc. (a)	4,700	94,611
Anika Therapeutics, Inc. (a)	1,747	58,717
Antares Pharma, Inc. (a) (b)	18,800	51,136
AtriCure, Inc. (a)	4,800	146,880
Atrion Corp.	186	137,841
Avanos Medical, Inc. (a)	6,100	273,219
AxoGen, Inc. (a) (b)	4,500	91,935
Axonics Modulation Technologies, Inc. (a)	900	13,599
Cantel Medical Corp.	4,989	371,431
Cardiovascular Systems, Inc. (a)	4,450	126,781
Cerus Corp. (a)	16,700	84,669
CONMED Corp.	3,301	211,924
CryoLife, Inc. (a)	4,900	139,062
CryoPort, Inc. (a) (b)	3,000	33,090
Cutera, Inc. (a)	1,600	27,232
CytoSorbents Corp. (a) (b)	3,500	28,280
DexCom, Inc. (a)	11,713	1,403,217
ElectroCore LLC (a) (b)	1,200	7,512
Endologix, Inc. (a)	10,123	7,248
FONAR Corp. (a)	800	16,192
GenMark Diagnostics, Inc. (a) (b)	6,200	30,132
Glaukos Corp. (a) (b)	4,468	250,968
Globus Medical, Inc. Class A (a)	9,751	422,023
Haemonetics Corp. (a)	6,990	699,349
Helius Medical Technologies, Inc. (a) (b)	2,000	18,320
Heska Corp. (a)	902	77,662
Hill-Rom Holdings, Inc.	8,876	785,970
ICU Medical, Inc. (a)	2,098	481,764
Inogen, Inc. (a)	2,392	297,015
Insulet Corp. (a) (b)	7,900	626,628
Integer Holdings Corp. (a)	4,092	312,056
Integra LifeSciences Holdings Corp. (a)	9,614	433,591
IntriCon Corp. (a)	900	23,742
Invacare Corp. (b)	4,000	17,200
iRadimed Corp. (a) (b)	400	9,784
iRhythm Technologies, Inc. (a)	3,300	229,284
Lantheus Holdings, Inc. (a)	4,800	75,120
LeMaitre Vascular, Inc.	1,900	44,916
LivaNova PLC (a)	6,550	599,129
Masimo Corp. (a)	6,230	668,915
Meridian Bioscience, Inc.	5,300	92,008
Merit Medical Systems, Inc. (a)	7,000	390,670
Natus Medical, Inc. (a)	4,234	144,083
Neogen Corp. (a)	6,610	376,770
Neuronetics, Inc. (a)	1,000	19,350
Nevro Corp. (a) (b)	3,797	147,665
Novocure, Ltd. (a)	9,655	323,249
NuVasive, Inc. (a) (b)	6,780	336,017

See accompanying notes to financial statements.
101

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Nuvectra Corp. (a)	2,300	$ 37,582
NxStage Medical, Inc. (a)	8,600	246,132
OraSure Technologies, Inc. (a)	8,000	93,440
Orthofix Medical, Inc. (a)	2,286	119,992
OrthoPediatrics Corp. (a)	800	27,904
Oxford Immunotec Global PLC (a)	3,300	42,174
Penumbra, Inc. (a) (b)	4,087	499,431
Pulse Biosciences, Inc. (a) (b)	1,100	12,606
Quidel Corp. (a)	4,600	224,572
Rockwell Medical, Inc. (a)	5,900	13,334
RTI Surgical, Inc. (a)	7,300	27,010
SeaSpine Holdings Corp. (a)	1,900	34,656
Senseonics Holdings, Inc. (a) (b)	12,300	31,857
SI-BONE, Inc. (a)	1,100	22,979
Sientra, Inc. (a)	3,000	38,130
STAAR Surgical Co. (a)	5,700	181,887
STERIS PLC	11,221	1,198,964
Surmodics, Inc. (a)	1,700	80,342
Tactile Systems Technology, Inc. (a) (b)	2,300	104,765
Tandem Diabetes Care, Inc. (a)	6,900	261,993
Teleflex, Inc.	6,056	1,565,355
TransEnterix, Inc. (a) (b)	20,500	46,330
Utah Medical Products, Inc.	437	36,306
Vapotherm, Inc. (a)	600	11,970
Varex Imaging Corp. (a)	4,900	116,032
ViewRay, Inc. (a)	8,300	50,381
West Pharmaceutical Services, Inc.	9,827	963,341
Wright Medical Group NV (a)	16,309	443,931
		17,826,134
HEALTH CARE PROVIDERS & SERVICES — 1.2%
AAC Holdings, Inc. (a)	1,900	2,660
Acadia Healthcare Co., Inc. (a) (b)	11,382	292,631
Addus HomeCare Corp. (a)	1,267	86,004
Amedisys, Inc. (a)	3,505	410,470
American Renal Associates Holdings, Inc. (a)	1,500	17,280
AMN Healthcare Services, Inc. (a)	6,148	348,346
Apollo Medical Holdings, Inc. (a)	700	13,895
BioScrip, Inc. (a)	16,200	57,834
BioTelemetry, Inc. (a)	4,300	256,796
Brookdale Senior Living, Inc. (a)	25,562	171,265
Capital Senior Living Corp. (a)	2,900	19,720
Chemed Corp.	2,051	581,007
Civitas Solutions, Inc. (a)	1,900	33,269
Community Health Systems, Inc. (a) (b)	11,667	32,901
CorVel Corp. (a)	1,194	73,694
Cross Country Healthcare, Inc. (a)	4,200	30,786
Diplomat Pharmacy, Inc. (a) (b)	7,463	100,452
Encompass Health Corp.	13,112	809,010
Ensign Group, Inc.	6,570	254,850
Genesis Healthcare, Inc. (a) (b)	5,300	6,254
Guardant Health, Inc. (a)	1,900	71,421
HealthEquity, Inc. (a) (b)	7,263	433,238
Security Description	Shares	Value
LHC Group, Inc. (a)	3,858	$ 362,189
Magellan Health, Inc. (a)	3,185	181,195
MEDNAX, Inc. (a)	12,074	398,442
Molina Healthcare, Inc. (a)	8,341	969,391
National HealthCare Corp.	1,558	122,225
National Research Corp. Class A	1,400	53,396
Owens & Minor, Inc. (b)	7,438	47,082
Patterson Cos., Inc. (b)	10,800	212,328
PetIQ, Inc. (a) (b)	2,100	49,287
Premier, Inc. Class A (a)	7,145	266,866
Providence Service Corp. (a)	1,400	84,028
Quorum Health Corp. (a) (b)	3,500	10,115
R1 RCM, Inc. (a)	13,200	104,940
RadNet, Inc. (a)	5,380	54,715
Select Medical Holdings Corp. (a)	14,700	225,645
Surgery Partners, Inc. (a)	2,200	21,538
Tenet Healthcare Corp. (a)	10,869	186,295
Tivity Health, Inc. (a) (b)	5,200	129,012
Triple-S Management Corp. Class B (a)	2,789	48,501
US Physical Therapy, Inc.	1,600	163,760
		7,794,733
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	23,645	227,938
athenahealth, Inc. (a)	5,304	699,757
Castlight Health, Inc. Class B (a)	9,100	19,747
Computer Programs & Systems, Inc.	1,423	35,717
Evolent Health, Inc. Class A (a)	9,000	179,550
HealthStream, Inc.	3,300	79,695
HMS Holdings Corp. (a)	10,841	304,957
Inovalon Holdings, Inc. Class A (a) (b)	9,500	134,710
Inspire Medical Systems, Inc. (a)	1,600	67,600
Medidata Solutions, Inc. (a)	7,569	510,302
NantHealth, Inc. (a) (b)	2,000	1,088
NextGen Healthcare, Inc. (a)	6,800	103,020
Omnicell, Inc. (a)	5,064	310,119
Simulations Plus, Inc.	1,300	25,870
Tabula Rasa HealthCare, Inc. (a)	2,300	146,648
Teladoc Health, Inc. (a) (b)	8,792	435,820
Veeva Systems, Inc. Class A (a)	16,321	1,457,792
Vocera Communications, Inc. (a) (b)	4,034	158,738
		4,899,068
HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	32,751	948,796
BBX Capital Corp.	8,000	45,840
Belmond, Ltd. Class A (a)	11,900	297,857
Biglari Holdings, Inc. Class A (a)	12	7,052
Biglari Holdings, Inc. Class B (a)	126	14,311
BJ's Restaurants, Inc.	2,706	136,842
Bloomin' Brands, Inc.	10,700	191,423
Bluegreen Vacations Corp. (b)	900	11,637
Bojangles', Inc. (a)	2,200	35,376
Boyd Gaming Corp. (b)	11,198	232,694

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Brinker International, Inc. (b)	5,830	$ 256,403
Caesars Entertainment Corp. (a) (b)	78,250	531,318
Carrols Restaurant Group, Inc. (a)	4,200	41,328
Century Casinos, Inc. (a)	3,100	22,909
Cheesecake Factory, Inc. (b)	5,555	241,698
Choice Hotels International, Inc.	4,649	332,775
Churchill Downs, Inc.	1,590	387,865
Chuy's Holdings, Inc. (a)	2,000	35,480
Cracker Barrel Old Country Store, Inc. (b)	2,564	409,881
Dave & Buster's Entertainment, Inc. (b)	5,448	242,763
Del Frisco's Restaurant Group, Inc. (a)	4,900	35,035
Del Taco Restaurants, Inc. (a)	4,100	40,959
Denny's Corp. (a)	7,900	128,059
Dine Brands Global, Inc. (b)	2,195	147,811
Domino's Pizza, Inc.	5,548	1,375,849
Drive Shack, Inc. (a)	7,700	30,184
Dunkin' Brands Group, Inc.	11,146	714,682
El Pollo Loco Holdings, Inc. (a)	2,700	40,959
Eldorado Resorts, Inc. (a) (b)	8,700	315,027
Empire Resorts, Inc. (a) (b)	400	4,052
Extended Stay America, Inc.	24,900	385,950
Fiesta Restaurant Group, Inc. (a)	3,099	48,066
Golden Entertainment, Inc. (a) (b)	2,200	35,244
Habit Restaurants, Inc. Class A (a)	2,400	25,200
Hilton Grand Vacations, Inc. (a)	13,141	346,791
Hyatt Hotels Corp. Class A	5,529	373,760
International Game Technology PLC (b)	12,801	187,279
International Speedway Corp. Class A	3,106	136,229
J Alexander's Holdings, Inc. (a)	1,569	12,913
Jack in the Box, Inc.	3,580	277,915
Las Vegas Sands Corp.	47,817	2,488,875
Lindblad Expeditions Holdings, Inc. (a)	2,700	36,342
Marriott Vacations Worldwide Corp.	5,255	370,530
Monarch Casino & Resort, Inc. (a)	1,400	53,396
Nathan's Famous, Inc.	400	26,580
Noodles & Co. (a)	1,800	12,582
Papa John's International, Inc. (b)	2,810	111,866
Penn National Gaming, Inc. (a)	14,414	271,416
Planet Fitness, Inc. Class A (a)	11,785	631,912
PlayAGS, Inc. (a)	3,000	69,000
Potbelly Corp. (a)	2,700	21,735
RCI Hospitality Holdings, Inc.	1,200	26,796
Red Lion Hotels Corp. (a)	1,900	15,580
Red Robin Gourmet Burgers, Inc. (a)	1,636	43,714
Red Rock Resorts, Inc. Class A	9,486	192,661
Ruth's Hospitality Group, Inc.	3,600	81,828
Scientific Games Corp. Class A (a) (b)	7,700	137,676
SeaWorld Entertainment, Inc. (a)	7,190	158,827
Shake Shack, Inc. Class A (a)	3,230	146,707
Six Flags Entertainment Corp. (b)	9,710	540,167
Security Description	Shares	Value
Speedway Motorsports, Inc.	1,400	$ 22,778
Texas Roadhouse, Inc.	8,904	531,569
Town Sports International Holdings, Inc. (a)	1,800	11,520
Vail Resorts, Inc.	5,387	1,135,687
Wendy's Co.	24,558	383,350
Wingstop, Inc.	3,770	241,996
Wyndham Destinations, Inc.	12,900	462,336
Wyndham Hotels & Resorts, Inc.	13,200	598,884
Yum China Holdings, Inc.	48,724	1,633,716
		19,546,238
HOUSEHOLD DURABLES — 0.9%
Bassett Furniture Industries, Inc.	1,200	24,048
Beazer Homes USA, Inc. (a)	3,800	36,024
Cavco Industries, Inc. (a)	1,095	142,766
Century Communities, Inc. (a)	3,315	57,217
Ethan Allen Interiors, Inc.	3,000	52,770
Flexsteel Industries, Inc.	900	19,872
GoPro, Inc. Class A (a) (b)	14,400	61,056
Green Brick Partners, Inc. (a)	2,900	20,996
Hamilton Beach Brands Holding Co. Class A	782	18,346
Helen of Troy, Ltd. (a)	3,544	464,902
Hooker Furniture Corp.	1,400	36,876
Hovnanian Enterprises, Inc. Class A (a) (b)	15,200	10,395
Installed Building Products, Inc. (a)	2,800	94,332
iRobot Corp. (a) (b)	3,600	301,464
KB Home	11,700	223,470
La-Z-Boy, Inc.	6,433	178,258
LGI Homes, Inc. (a) (b)	2,400	108,528
Lifetime Brands, Inc.	1,500	15,045
Lovesac Co. (a)	700	16,058
M/I Homes, Inc. (a)	3,500	73,570
MDC Holdings, Inc.	5,818	163,544
Meritage Homes Corp. (a)	4,958	182,058
New Home Co., Inc. (a) (b)	1,500	7,845
NVR, Inc. (a)	420	1,023,536
Purple Innovation, Inc. (a)	500	2,945
Roku, Inc. (a) (b)	5,600	171,584
Skyline Champion Corp.	3,600	52,884
Sonos, Inc. (a)	2,500	24,550
Taylor Morrison Home Corp. Class A (a)	15,900	252,810
Tempur Sealy International, Inc. (a) (b)	6,149	254,569
Toll Brothers, Inc.	18,583	611,938
TopBuild Corp. (a)	4,852	218,340
TRI Pointe Group, Inc. (a) (b)	19,683	215,135
Tupperware Brands Corp.	6,481	204,605
Turtle Beach Corp. (a) (b)	1,000	14,270
Universal Electronics, Inc. (a)	1,739	43,962
Vuzix Corp. (a) (b)	2,900	13,949
William Lyon Homes Class A (a)	3,900	41,691
ZAGG, Inc. (a)	3,300	32,274
		5,488,482

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	1,300	$ 44,785
Central Garden & Pet Co. Class A (a) (b)	5,300	165,625
Energizer Holdings, Inc.	8,012	361,742
Oil-Dri Corp. of America	648	17,172
Spectrum Brands Holdings, Inc.	5,372	226,967
WD-40 Co. (b)	1,810	331,700
		1,147,991
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a) (b)	13,400	29,078
Clearway Energy, Inc. Class A	4,500	76,140
Clearway Energy, Inc. Class C	9,600	165,600
Ormat Technologies, Inc.	5,342	279,386
Pattern Energy Group, Inc. Class A	10,500	195,510
TerraForm Power, Inc. Class A	9,359	105,008
Vistra Energy Corp. (a)	53,965	1,235,259
		2,085,981
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,881	792,198
Raven Industries, Inc.	4,600	166,474
		958,672
INSURANCE — 3.6%
Alleghany Corp.	1,878	1,170,595
Ambac Financial Group, Inc. (a)	5,800	99,992
American Equity Investment Life Holding Co.	11,672	326,116
American Financial Group, Inc.	9,601	869,178
American National Insurance Co.	986	125,459
AMERISAFE, Inc.	2,481	140,648
Arch Capital Group, Ltd. (a)	51,869	1,385,940
Argo Group International Holdings, Ltd.	4,260	286,485
Aspen Insurance Holdings, Ltd.	7,988	335,416
Assured Guaranty, Ltd.	14,019	536,647
Athene Holding, Ltd. Class A (a)	21,300	848,379
Axis Capital Holdings, Ltd.	11,016	568,866
Brown & Brown, Inc.	31,188	859,541
Citizens, Inc. (a) (b)	6,400	48,128
CNA Financial Corp.	3,691	162,958
CNO Financial Group, Inc.	22,179	330,023
Crawford & Co. Class B	1,391	12,519
Donegal Group, Inc. Class A	1,000	13,645
eHealth, Inc. (a)	2,400	92,208
EMC Insurance Group, Inc.	1,200	38,220
Employers Holdings, Inc.	4,300	180,471
Enstar Group, Ltd. (a)	1,651	276,658
Erie Indemnity Co. Class A	3,338	444,989
FBL Financial Group, Inc. Class A	1,326	87,052
FedNat Holding Co.	1,400	27,888
Fidelity National Financial, Inc.	35,422	1,113,668
First American Financial Corp.	14,348	640,495
Genworth Financial, Inc. Class A (a)	68,000	316,880
Security Description	Shares	Value
Global Indemnity, Ltd.	1,054	$ 38,186
Goosehead Insurance, Inc. Class A (a) (b)	1,200	31,548
Greenlight Capital Re, Ltd. Class A (a) (b)	3,700	31,894
Hallmark Financial Services, Inc. (a)	1,541	16,473
Hanover Insurance Group, Inc.	5,654	660,218
HCI Group, Inc.	945	48,015
Health Insurance Innovations, Inc. Class A (a) (b)	1,700	45,441
Heritage Insurance Holdings, Inc. (b)	2,700	39,744
Horace Mann Educators Corp.	5,600	209,720
Independence Holding Co.	700	24,640
Investors Title Co.	242	42,756
James River Group Holdings, Ltd.	3,300	120,582
Kemper Corp.	6,968	462,536
Kingstone Cos., Inc.	1,100	19,459
Kinsale Capital Group, Inc.	2,500	138,900
Maiden Holdings, Ltd.	8,500	14,025
Markel Corp. (a)	1,814	1,883,023
MBIA, Inc. (a) (b)	11,400	101,688
Mercury General Corp.	3,537	182,898
National General Holdings Corp.	8,499	205,761
National Western Life Group, Inc. Class A	296	89,007
Navigators Group, Inc.	2,692	187,067
NI Holdings, Inc. (a)	1,200	18,876
Old Republic International Corp.	38,062	782,935
Primerica, Inc.	5,757	562,516
ProAssurance Corp.	7,131	289,233
Protective Insurance Corp. Class B	1,100	18,315
Reinsurance Group of America, Inc.	8,416	1,180,176
RenaissanceRe Holdings, Ltd.	5,288	707,006
RLI Corp.	5,218	359,990
Safety Insurance Group, Inc.	1,938	158,548
Selective Insurance Group, Inc.	7,800	475,332
State Auto Financial Corp.	2,100	71,484
Stewart Information Services Corp.	3,149	130,369
Third Point Reinsurance, Ltd. (a)	10,000	96,400
Tiptree, Inc.	2,900	16,211
Trupanion, Inc. (a)	3,369	85,775
United Fire Group, Inc.	2,698	149,604
United Insurance Holdings Corp.	2,500	41,550
Universal Insurance Holdings, Inc.	4,100	155,472
White Mountains Insurance Group, Ltd.	401	343,934
WR Berkley Corp.	12,767	943,609
		22,519,980
INTERACTIVE MEDIA & SERVICES — 0.7%
Cardlytics, Inc. (a) (b)	700	7,581
Care.com, Inc. (a)	2,500	48,275
Cargurus, Inc. (a) (b)	6,700	225,991
Cars.com, Inc. (a)	9,000	193,500
Cimpress NV (a)	2,961	306,227
Fusion Connect, Inc. (a) (b)	2,600	4,368
IAC/InterActiveCorp (a)	9,931	1,817,770

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,300	$ 147,777
Match Group, Inc. (b)	6,900	295,113
Meet Group, Inc. (a)	8,900	41,207
QuinStreet, Inc. (a)	5,800	94,134
Remark Holdings, Inc. (a) (b)	3,400	4,114
Travelzoo (a)	600	5,898
TrueCar, Inc. (a)	12,166	110,224
Veritone, Inc. (a) (b)	800	3,040
Yelp, Inc. (a)	10,891	381,076
Zillow Group, Inc. Class A (a) (b)	7,383	232,048
Zillow Group, Inc. Class C (a) (b)	16,383	517,375
		4,435,718
INTERNET & DIRECT MARKETING RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a)	3,300	40,359
Duluth Holdings, Inc. Class B (a) (b)	1,099	27,728
Etsy, Inc. (a)	15,920	757,314
Gaia, Inc. (a) (b)	1,300	13,468
Groupon, Inc. (a) (b)	58,422	186,950
GrubHub, Inc. (a) (b)	12,064	926,636
Lands' End, Inc. (a) (b)	1,200	17,052
Leaf Group, Ltd. (a)	1,800	12,330
Liberty Expedia Holdings, Inc. Class A (a)	7,287	284,995
Liquidity Services, Inc. (a)	3,000	18,510
Nutrisystem, Inc.	3,951	173,370
Overstock.com, Inc. (a) (b)	2,700	36,666
PetMed Express, Inc. (b)	2,600	60,476
Quotient Technology, Inc. (a)	10,300	110,004
Qurate Retail, Inc. (a)	56,116	1,095,384
Shutterfly, Inc. (a) (b)	4,377	176,218
Shutterstock, Inc.	2,450	88,225
Stamps.com, Inc. (a)	2,384	371,046
Wayfair, Inc. Class A (a) (b)	7,651	689,202
		5,085,933
IT SERVICES — 3.6%
Amdocs, Ltd.	19,183	1,123,740
Black Knight, Inc. (a)	19,046	858,213
Booz Allen Hamilton Holding Corp.	18,700	842,809
Brightcove, Inc. (a)	4,226	29,751
CACI International, Inc. Class A (a)	3,291	474,003
Carbonite, Inc. (a)	4,100	103,566
Cardtronics PLC Class A (a)	5,128	133,328
Cass Information Systems, Inc.	1,860	98,431
Conduent, Inc. (a)	24,900	264,687
ConvergeOne Holdings, Inc.	3,400	42,092
CoreLogic, Inc. (a)	10,600	354,252
CSG Systems International, Inc.	4,300	136,611
Endurance International Group Holdings, Inc. (a)	8,935	59,418
EPAM Systems, Inc. (a)	6,864	796,293
Euronet Worldwide, Inc. (a)	6,606	676,322
Everi Holdings, Inc. (a)	8,000	41,200
EVERTEC, Inc.	8,300	238,210
Security Description	Shares	Value
Evo Payments, Inc. Class A (a) (b)	3,100	$ 76,477
Exela Technologies, Inc. (a)	5,800	22,562
ExlService Holdings, Inc. (a)	4,437	233,475
First Data Corp. Class A (a)	72,905	1,232,823
Genpact, Ltd.	19,860	536,021
GoDaddy, Inc. Class A (a)	21,422	1,405,712
GTT Communications, Inc. (a) (b)	5,495	130,012
Hackett Group, Inc.	3,090	49,471
I3 Verticals, Inc. Class A (a) (b)	1,300	31,330
Information Services Group, Inc. (a)	3,800	16,112
Internap Corp. (a) (b)	2,399	9,956
Leidos Holdings, Inc.	18,911	996,988
Limelight Networks, Inc. (a)	14,000	32,760
LiveRamp Holdings, Inc. (a)	10,485	405,035
ManTech International Corp. Class A	3,458	180,836
MAXIMUS, Inc.	8,407	547,212
MoneyGram International, Inc. (a)	3,353	6,706
NIC, Inc.	8,200	102,336
Okta, Inc. (a)	11,500	733,700
Perficient, Inc. (a)	4,400	97,944
Perspecta, Inc.	19,000	327,180
PFSweb, Inc. (a)	1,900	9,747
Presidio, Inc.	4,800	62,640
PRGX Global, Inc. (a)	2,400	22,728
Sabre Corp.	36,988	800,420
Science Applications International Corp.	5,547	353,344
ServiceSource International, Inc. (a)	9,400	10,152
Square, Inc. Class A (a)	39,160	2,196,484
Switch, Inc. Class A	4,800	33,600
Sykes Enterprises, Inc. (a)	5,153	127,434
Travelport Worldwide, Ltd.	17,000	265,540
TTEC Holdings, Inc.	1,700	48,569
Tucows, Inc. Class A (a)	1,200	72,072
Twilio, Inc. Class A (a) (b)	9,900	884,070
Unisys Corp. (a) (b)	6,500	75,595
Virtusa Corp. (a)	3,700	157,583
WEX, Inc. (a)	5,523	773,551
Worldpay, Inc. Class A (a)	40,067	3,062,321
		22,403,424
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	4,400	92,708
American Outdoor Brands Corp. (a)	6,888	88,580
Brunswick Corp.	11,638	540,585
Callaway Golf Co.	12,112	185,314
Clarus Corp.	2,500	25,300
Escalade, Inc.	1,200	13,740
Johnson Outdoors, Inc. Class A	600	35,244
Malibu Boats, Inc. Class A (a)	2,600	90,480
Marine Products Corp.	987	16,690
MasterCraft Boat Holdings, Inc. (a)	2,600	48,620
Nautilus, Inc. (a)	3,700	40,330
Polaris Industries, Inc.	7,915	606,922
Sturm Ruger & Co., Inc.	2,165	115,221
Vista Outdoor, Inc. (a)	7,321	83,093

See accompanying notes to financial statements.
105

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
YETI Holdings, Inc. (a)	2,200	$ 32,648
		2,015,475
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Accelerate Diagnostics, Inc. (a) (b)	3,200	36,800
Bio-Rad Laboratories, Inc. Class A (a)	2,823	655,557
Bio-Techne Corp.	4,951	716,509
Bruker Corp.	13,241	394,185
Cambrex Corp. (a)	4,400	166,144
Charles River Laboratories International, Inc. (a)	6,378	721,862
ChromaDex Corp. (a) (b)	4,700	16,121
Codexis, Inc. (a) (b)	6,500	108,550
Enzo Biochem, Inc. (a)	5,400	15,012
Fluidigm Corp. (a) (b)	3,344	28,825
Harvard Bioscience, Inc. (a)	4,300	13,674
Luminex Corp.	5,300	122,483
Medpace Holdings, Inc. (a)	2,800	148,204
NanoString Technologies, Inc. (a)	3,600	53,388
NeoGenomics, Inc. (a)	8,500	107,185
Pacific Biosciences of California, Inc. (a)	17,900	132,460
PRA Health Sciences, Inc. (a)	7,794	716,736
QIAGEN NV (a) (b)	29,781	1,025,955
Quanterix Corp. (a)	1,100	20,141
Syneos Health, Inc. (a)	8,094	318,499
		5,518,290
MACHINERY — 3.3%
Actuant Corp. Class A	7,900	165,821
AGCO Corp.	8,775	488,504
Alamo Group, Inc.	1,292	99,897
Albany International Corp. Class A	3,848	240,231
Allison Transmission Holdings, Inc.	15,457	678,717
Altra Industrial Motion Corp.	8,174	205,576
Astec Industries, Inc.	2,940	88,759
Barnes Group, Inc.	6,314	338,557
Blue Bird Corp. (a)	1,692	30,777
Briggs & Stratton Corp.	5,400	70,632
Chart Industries, Inc. (a)	4,000	260,120
CIRCOR International, Inc.	2,047	43,601
Colfax Corp. (a)	11,227	234,644
Columbus McKinnon Corp.	2,800	84,392
Commercial Vehicle Group, Inc. (a)	3,900	22,230
Crane Co.	6,748	487,071
DMC Global, Inc.	1,900	66,728
Donaldson Co., Inc.	16,979	736,719
Douglas Dynamics, Inc.	3,077	110,434
Eastern Co.	700	16,926
Energy Recovery, Inc. (a) (b)	4,500	30,285
EnPro Industries, Inc.	2,645	158,965
ESCO Technologies, Inc.	3,343	220,471
Evoqua Water Technologies Corp. (a) (b)	9,900	95,040
Federal Signal Corp.	7,600	151,240
Franklin Electric Co., Inc.	6,249	267,957
Security Description	Shares	Value
FreightCar America, Inc. (a)	1,400	$ 9,366
Gardner Denver Holdings, Inc. (a)	16,700	341,515
Gates Industrial Corp. PLC (a) (b)	5,700	75,468
Gencor Industries, Inc. (a)	1,100	12,067
Global Brass & Copper Holdings, Inc.	2,700	67,905
Gorman-Rupp Co.	2,200	71,302
Graco, Inc.	22,213	929,614
Graham Corp.	1,100	25,124
Greenbrier Cos., Inc.	4,094	161,877
Harsco Corp. (a)	10,391	206,365
Hillenbrand, Inc.	8,299	314,781
Hurco Cos., Inc.	766	27,346
Hyster-Yale Materials Handling, Inc.	1,289	79,866
IDEX Corp.	10,226	1,291,135
ITT, Inc.	11,788	569,007
John Bean Technologies Corp.	4,090	293,703
Kadant, Inc.	1,400	114,044
Kennametal, Inc.	10,717	356,662
LB Foster Co. Class A (a)	1,300	20,670
Lincoln Electric Holdings, Inc.	8,456	666,756
Lindsay Corp.	1,370	131,863
Lydall, Inc. (a)	2,100	42,651
Manitex International, Inc. (a)	1,800	10,224
Manitowoc Co., Inc (a)	4,475	66,096
Meritor, Inc. (a)	10,700	180,937
Middleby Corp. (a) (b)	7,370	757,120
Milacron Holdings Corp. (a)	8,900	105,821
Miller Industries, Inc.	1,300	35,100
Mueller Industries, Inc.	7,284	170,154
Mueller Water Products, Inc. Class A	20,100	182,910
Navistar International Corp. (a)	6,700	173,865
NN, Inc.	5,516	37,012
Nordson Corp.	7,803	931,288
Omega Flex, Inc.	400	21,628
Oshkosh Corp.	9,808	601,328
Park-Ohio Holdings Corp.	1,146	35,171
Proto Labs, Inc. (a)	3,603	406,382
RBC Bearings, Inc. (a)	3,209	420,700
REV Group, Inc. (b)	3,800	28,538
Rexnord Corp. (a)	14,090	323,365
Spartan Motors, Inc.	4,100	29,643
SPX Corp. (a)	5,900	165,259
SPX FLOW, Inc. (a)	5,400	164,268
Standex International Corp.	1,615	108,496
Sun Hydraulics Corp.	4,048	134,353
Tennant Co.	2,276	118,602
Terex Corp.	8,890	245,097
Timken Co.	9,092	339,313
Titan International, Inc.	6,100	28,426
Toro Co.	13,893	776,341
TriMas Corp. (a)	6,000	163,740
Trinity Industries, Inc.	19,169	394,690
Twin Disc, Inc. (a)	1,000	14,750
Wabash National Corp.	7,200	94,176
WABCO Holdings, Inc. (a)	6,961	747,194

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Wabtec Corp. (b)	11,501	$ 807,945
Watts Water Technologies, Inc. Class A	3,783	244,117
Welbilt, Inc. (a)	17,000	188,870
Woodward, Inc.	7,050	523,744
		20,980,044
MARINE — 0.1%
Costamare, Inc.	6,200	27,218
Eagle Bulk Shipping, Inc. (a)	5,600	25,816
Genco Shipping & Trading, Ltd. (a)	900	7,101
Kirby Corp. (a)	7,940	534,838
Matson, Inc.	5,482	175,534
Safe Bulkers, Inc. (a)	5,800	10,324
Scorpio Bulkers, Inc.	7,374	40,778
		821,609
MEDIA — 1.4%
AMC Networks, Inc. Class A (a) (b)	5,986	328,512
Beasley Broadcast Group, Inc. Class A	600	2,250
Boston Omaha Corp. Class A (a)	600	14,040
Cable One, Inc.	557	456,796
Central European Media Enterprises, Ltd. Class A (a)	11,100	30,858
Clear Channel Outdoor Holdings, Inc. Class A	4,300	22,317
Daily Journal Corp. (a) (b)	159	37,206
Emerald Expositions Events, Inc.	2,900	35,786
Entercom Communications Corp. Class A (b)	16,400	93,644
Entravision Communications Corp. Class A	7,700	22,407
EW Scripps Co. Class A	5,900	92,807
Fluent, Inc. (a)	4,200	15,120
Gannett Co., Inc. (b)	14,400	122,832
GCI Liberty, Inc. Class A (a) (b)	13,596	559,611
Gray Television, Inc. (a)	10,200	150,348
Hemisphere Media Group, Inc. (a)	2,100	25,494
John Wiley & Sons, Inc. Class A	6,050	284,168
Liberty Broadband Corp. Class A (a)	3,344	240,133
Liberty Broadband Corp. Class C (a)	13,960	1,005,539
Liberty Latin America, Ltd. Class A (a)	5,600	81,088
Liberty Latin America, Ltd. Class C (a)	15,000	218,550
Liberty Media Corp.-Liberty Braves Class C (a)	4,510	112,254
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,404	419,667
Liberty Media Corp.-Liberty SiriusXM Class C (a)	21,959	812,044
LiveXLive Media, Inc. (a) (b)	3,800	18,810
Loral Space & Communications, Inc. (a)	1,600	59,600
MDC Partners, Inc. Class A (a)	7,000	18,270
Meredith Corp. (b)	5,201	270,140
MSG Networks, Inc. Class A (a)	7,721	181,907
Security Description	Shares	Value
National CineMedia, Inc.	9,900	$ 64,152
New Media Investment Group, Inc.	7,500	86,775
New York Times Co. Class A (b)	17,200	383,388
Nexstar Media Group, Inc. Class A (b)	5,911	464,841
Saga Communications, Inc. Class A	444	14,754
Scholastic Corp.	3,895	156,813
Sinclair Broadcast Group, Inc. Class A	9,562	251,863
Sirius XM Holdings, Inc. (b)	172,602	985,557
TechTarget, Inc. (a)	2,400	29,304
TEGNA, Inc.	28,683	311,784
Tribune Media Co. Class A	11,832	536,936
WideOpenWest, Inc. (a) (b)	3,500	24,955
Tribune Publishing Co. (a)	2,400	27,216
		9,070,536
METALS & MINING — 1.0%
AK Steel Holding Corp. (a) (b)	40,500	91,125
Alcoa Corp. (a)	24,721	657,084
Allegheny Technologies, Inc. (a) (b)	16,437	357,833
Carpenter Technology Corp.	6,055	215,619
Century Aluminum Co. (a)	6,100	44,591
Cleveland-Cliffs, Inc. (a) (b)	39,242	301,771
Coeur Mining, Inc. (a)	23,400	104,598
Commercial Metals Co.	15,747	252,267
Compass Minerals International, Inc. (b)	4,514	188,189
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	2,200	—
Gold Resource Corp.	6,100	24,400
Haynes International, Inc.	1,500	39,600
Hecla Mining Co.	60,137	141,923
Kaiser Aluminum Corp.	2,111	188,491
Materion Corp.	2,555	114,949
Olympic Steel, Inc.	1,100	15,697
Ramaco Resources, Inc. (a)	500	2,475
Reliance Steel & Aluminum Co.	9,277	660,244
Royal Gold, Inc.	8,758	750,123
Ryerson Holding Corp. (a)	1,900	12,046
Schnitzer Steel Industries, Inc. Class A	3,272	70,512
Southern Copper Corp.	10,969	337,516
Steel Dynamics, Inc.	29,706	892,368
SunCoke Energy, Inc. (a)	8,300	70,965
Synalloy Corp.	1,000	16,590
Tahoe Resources, Inc. (a)	40,384	147,402
TimkenSteel Corp. (a) (b)	5,100	44,574
United States Steel Corp.	23,799	434,094
Universal Stainless & Alloy Products, Inc. (a)	900	14,589
Warrior Met Coal, Inc. (b)	5,700	137,427
Worthington Industries, Inc.	5,700	198,588
		6,527,650

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
AG Mortgage Investment Trust, Inc. REIT	3,600	$ 57,348
AGNC Investment Corp. REIT	69,293	1,215,399
Annaly Capital Management, Inc. REIT	175,152	1,719,993
Anworth Mortgage Asset Corp. REIT	11,900	48,076
Apollo Commercial Real Estate Finance, Inc. REIT (b)	16,340	272,224
Arbor Realty Trust, Inc. REIT	8,800	88,616
Ares Commercial Real Estate Corp. REIT	3,300	43,032
ARMOUR Residential REIT, Inc. (b)	5,300	108,650
Blackstone Mortgage Trust, Inc. Class A REIT (b)	15,000	477,900
Capstead Mortgage Corp. REIT	11,610	77,439
Cherry Hill Mortgage Investment Corp. REIT	2,400	42,096
Chimera Investment Corp. REIT (b)	24,626	438,835
Colony Credit Real Estate, Inc. REIT	10,900	172,111
Dynex Capital, Inc. REIT	7,200	41,184
Exantas Capital Corp. REIT (b)	3,675	36,824
Granite Point Mortgage Trust, Inc. REIT	5,482	98,840
Great Ajax Corp. REIT	1,800	21,690
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,597	125,673
Invesco Mortgage Capital, Inc. REIT	14,600	211,408
KKR Real Estate Finance Trust, Inc. REIT	2,800	53,620
Ladder Capital Corp. REIT	12,028	186,073
MFA Financial, Inc. REIT	60,436	403,713
New Residential Investment Corp. REIT	48,700	692,027
New York Mortgage Trust, Inc. REIT (b)	20,300	119,567
Orchid Island Capital, Inc. REIT (b)	6,700	42,813
PennyMac Mortgage Investment Trust REIT	7,741	144,137
Ready Capital Corp.	2,200	30,426
Redwood Trust, Inc. REIT	10,800	162,756
TPG RE Finance Trust, Inc. REIT	4,800	87,744
Two Harbors Investment Corp. REIT	32,357	415,464
Western Asset Mortgage Capital Corp. REIT	6,100	50,874
Starwood Property Trust, Inc. REIT	36,048	710,506
		8,397,058
MULTI-UTILITIES — 0.4%
Avista Corp.	8,600	365,328
Black Hills Corp.	7,193	451,577
MDU Resources Group, Inc.	26,100	622,224
NorthWestern Corp.	6,655	395,573
Unitil Corp.	1,900	96,216
Vectren Corp.	11,192	805,600
		2,736,518
Security Description	Shares	Value
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	5,220	$ 150,962
Dillard's, Inc. Class A (b)	1,505	90,767
JC Penney Co., Inc. (a) (b)	38,000	39,520
Ollie's Bargain Outlet Holdings, Inc. (a)	6,702	445,750
		726,999
OIL, GAS & CONSUMABLE FUELS — 2.3%
Abraxas Petroleum Corp. (a)	18,700	20,383
Adams Resources & Energy, Inc.	266	10,297
Alta Mesa Resources, Inc. Class A (a) (b)	11,700	11,700
Antero Resources Corp. (a)	31,874	299,297
Approach Resources, Inc. (a) (b)	5,000	4,360
Arch Coal, Inc. Class A (b)	2,396	198,844
Ardmore Shipping Corp. (a)	3,900	18,213
Berry Petroleum Corp. (b)	2,100	18,375
Bonanza Creek Energy, Inc. (a)	2,400	49,608
California Resources Corp. (a) (b)	5,802	98,866
Callon Petroleum Co. (a) (b)	29,704	192,779
Carrizo Oil & Gas, Inc. (a)	11,300	127,577
Centennial Resource Development, Inc. Class A (a) (b)	23,964	264,083
Cheniere Energy, Inc. (a)	30,847	1,825,834
Chesapeake Energy Corp. (a) (b)	119,400	250,740
Clean Energy Fuels Corp. (a)	16,800	28,896
Cloud Peak Energy, Inc. (a)	8,600	3,150
CNX Resources Corp. (a)	27,700	316,334
CONSOL Energy, Inc. (a)	3,550	112,571
Continental Resources, Inc. (a)	11,547	464,074
CVR Energy, Inc.	2,400	82,752
Delek US Holdings, Inc.	11,008	357,870
Denbury Resources, Inc. (a) (b)	59,815	102,284
DHT Holdings, Inc.	12,796	50,160
Dorian LPG, Ltd. (a)	3,458	20,160
Earthstone Energy, Inc. Class A (a)	2,700	12,204
Eclipse Resources Corp. (a) (b)	10,200	10,710
Energy Fuels, Inc. (a)	10,600	30,210
EP Energy Corp. Class A (a)	4,500	3,150
EQT Corp. (b)	34,800	657,372
Equitrans Midstream Corp. (a)	28,540	571,371
Evolution Petroleum Corp.	3,000	20,460
Extraction Oil & Gas, Inc. (a) (b)	14,600	62,634
Frontline, Ltd. (a) (b)	9,420	52,093
GasLog, Ltd.	5,300	87,238
Golar LNG, Ltd. (b)	12,798	278,484
Goodrich Petroleum Corp. (a)	1,100	14,850
Green Plains, Inc.	5,047	66,166
Gulfport Energy Corp. (a)	24,000	157,200
Halcon Resources Corp. (a) (b)	16,900	28,730
Hallador Energy Co.	1,900	9,633
HighPoint Resources Corp. (a)	14,000	34,860
International Seaways, Inc. (a)	2,699	45,451
Isramco, Inc. (a)	96	11,376
Jagged Peak Energy, Inc. (a) (b)	8,200	74,784
Kosmos Energy, Ltd. (a) (b)	31,000	126,170

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Laredo Petroleum, Inc. (a)	20,300	$ 73,486
Lilis Energy, Inc. (a)	5,200	7,124
Matador Resources Co. (a) (b)	13,700	212,761
Midstates Petroleum Co., Inc. (a)	1,900	14,269
Murphy Oil Corp.	22,100	516,919
NACCO Industries, Inc. Class A	441	14,950
NextDecade Corp. (a) (b)	900	4,860
Nordic American Tankers, Ltd. (b)	18,040	36,080
Northern Oil and Gas, Inc. (a) (b)	26,300	59,438
Oasis Petroleum, Inc. (a)	36,700	202,951
Overseas Shipholding Group, Inc. Class A (a)	6,800	11,288
Panhandle Oil and Gas, Inc. Class A	1,900	29,450
Par Pacific Holdings, Inc. (a)	3,889	55,146
Parsley Energy, Inc. Class A (a)	35,649	569,671
PBF Energy, Inc. Class A	16,052	524,419
PDC Energy, Inc. (a)	9,012	268,197
Peabody Energy Corp.	10,303	314,035
Penn Virginia Corp. (a)	1,600	86,496
QEP Resources, Inc. (a)	31,423	176,911
Range Resources Corp. (b)	28,700	274,659
Renewable Energy Group, Inc. (a) (b)	4,700	120,790
Resolute Energy Corp. (a) (b)	2,800	81,144
REX American Resources Corp. (a)	725	49,380
Ring Energy, Inc. (a)	7,400	37,592
Rosehill Resources, Inc. (a) (b)	300	669
Sanchez Energy Corp. (a) (b)	8,900	2,403
SandRidge Energy, Inc. (a)	3,600	27,396
Scorpio Tankers, Inc. (b)	59,500	104,720
SemGroup Corp. Class A	10,129	139,578
Ship Finance International, Ltd. (b)	10,800	113,724
SilverBow Resources, Inc. (a)	900	21,276
SM Energy Co.	15,156	234,615
Southwestern Energy Co. (a) (b)	79,700	271,777
SRC Energy, Inc. (a) (b)	31,200	146,640
Talos Energy, Inc. (a)	2,600	42,432
Targa Resources Corp.	30,318	1,092,054
Teekay Corp. (b)	9,443	31,540
Teekay Tankers, Ltd. Class A	23,700	21,994
Tellurian, Inc. (a) (b)	11,500	79,925
Ultra Petroleum Corp. (a)	18,622	14,155
Uranium Energy Corp. (a) (b)	20,300	25,375
W&T Offshore, Inc. (a)	11,400	46,968
Whiting Petroleum Corp. (a) (b)	11,900	270,011
WildHorse Resource Development Corp. (a)	3,500	49,385
World Fuel Services Corp.	8,949	191,598
WPX Energy, Inc. (a)	53,400	606,090
Zion Oil & Gas, Inc. (a)	5,200	2,170
		14,562,864
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	5,100	121,635
Clearwater Paper Corp. (a)	1,979	48,228
Domtar Corp.	8,313	292,036
Louisiana-Pacific Corp.	18,802	417,780
Neenah, Inc.	2,146	126,442
Security Description	Shares	Value
PH Glatfelter Co.	5,600	$ 54,656
Schweitzer-Mauduit International, Inc.	3,900	97,695
Verso Corp. Class A (a)	4,359	97,642
		1,256,114
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (a)	7,279	271,871
elf Beauty, Inc. (a) (b)	2,600	22,516
Herbalife Nutrition, Ltd. (a) (b)	14,530	856,543
Inter Parfums, Inc.	2,400	157,368
Medifast, Inc.	1,600	200,032
Natural Health Trends Corp. (b)	851	15,735
Nature's Sunshine Products, Inc. (a)	1,300	10,595
Nu Skin Enterprises, Inc. Class A	7,258	445,133
Revlon, Inc. Class A (a) (b)	1,000	25,190
USANA Health Sciences, Inc. (a)	1,645	193,666
		2,198,649
PHARMACEUTICALS — 1.0%
Aclaris Therapeutics, Inc. (a) (b)	4,658	34,423
Aerie Pharmaceuticals, Inc. (a)	4,600	166,060
Akcea Therapeutics, Inc. (a) (b)	1,800	54,252
Akorn, Inc. (a)	11,744	39,812
Amneal Pharmaceuticals, Inc. (a) (b)	11,590	156,813
Amphastar Pharmaceuticals, Inc. (a)	4,600	91,540
Ampio Pharmaceuticals, Inc. (a) (b)	8,400	3,316
ANI Pharmaceuticals, Inc. (a)	986	44,390
Aquestive Therapeutics, Inc. (a)	1,100	6,930
Aratana Therapeutics, Inc. (a)	5,800	35,554
Arvinas Holding Co. LLC (a)	1,000	12,850
Assembly Biosciences, Inc. (a)	2,800	63,336
Assertio Therapeutics, Inc. (a)	7,600	27,436
Catalent, Inc. (a)	19,082	594,977
Clearside Biomedical, Inc. (a) (b)	3,300	3,531
Collegium Pharmaceutical, Inc. (a) (b)	3,767	64,679
Corcept Therapeutics, Inc. (a) (b)	12,600	168,336
Cymabay Therapeutics, Inc. (a) (b)	7,200	56,664
Dermira, Inc. (a) (b)	4,700	33,793
Dova Pharmaceuticals, Inc. (a) (b)	1,400	10,612
Durect Corp. (a)	16,700	8,068
Elanco Animal Health, Inc. (a) (b)	9,500	299,535
Eloxx Pharmaceuticals, Inc. (a) (b)	2,900	34,829
Endo International PLC (a)	30,400	221,920
Evolus, Inc. (a) (b)	1,500	17,850
Horizon Pharma PLC (a)	22,537	440,373
Innovate Biopharmaceuticals, Inc. (a) (b)	2,200	5,082
Innoviva, Inc. (a) (b)	9,000	157,050
Intersect ENT, Inc. (a)	3,800	107,084
Intra-Cellular Therapies, Inc. (a)	5,956	67,839
Jazz Pharmaceuticals PLC (a)	7,877	976,433
Kala Pharmaceuticals, Inc. (a)	1,700	8,313
Lannett Co., Inc. (a) (b)	3,497	17,345
Liquidia Technologies, Inc. (a) (b)	900	19,494
Mallinckrodt PLC (a) (b)	10,600	167,480

See accompanying notes to financial statements.
109

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Marinus Pharmaceuticals, Inc. (a) (b)	4,500	$ 12,915
Medicines Co. (a) (b)	8,859	169,561
Melinta Therapeutics, Inc. (a) (b)	5,840	4,629
Menlo Therapeutics, Inc. (a)	800	3,296
MyoKardia, Inc. (a) (b)	4,400	214,984
Neos Therapeutics, Inc. (a) (b)	2,900	4,785
Ocular Therapeutix, Inc. (a) (b)	4,300	17,114
Odonate Therapeutics, Inc. (a) (b)	800	11,264
Omeros Corp. (a) (b)	5,900	65,726
Optinose, Inc. (a) (b)	2,500	15,500
Osmotica Pharmaceuticals PLC (a)	1,300	10,075
Pacira Pharmaceuticals, Inc. (a)	5,437	233,900
Paratek Pharmaceuticals, Inc. (a) (b)	3,700	18,981
Phibro Animal Health Corp. Class A	2,600	83,616
Prestige Consumer Healthcare, Inc. (a) (b)	6,716	207,390
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,400	134,640
resTORbio, Inc. (a) (b)	800	6,896
Revance Therapeutics, Inc. (a)	4,200	84,546
scPharmaceuticals, Inc. (a) (b)	900	3,384
Sienna Biopharmaceuticals, Inc. (a) (b)	1,800	4,176
SIGA Technologies, Inc. (a)	6,300	49,770
Supernus Pharmaceuticals, Inc. (a)	6,700	222,574
Teligent, Inc. (a) (b)	4,800	6,576
Tetraphase Pharmaceuticals, Inc. (a)	6,300	7,119
TherapeuticsMD, Inc. (a) (b)	24,000	91,440
Theravance Biopharma, Inc. (a) (b)	5,504	140,847
Tricida, Inc. (a) (b)	1,400	33,012
Verrica Pharmaceuticals, Inc. (a) (b)	1,100	8,965
WaVe Life Sciences, Ltd. (a) (b)	2,310	97,112
Xeris Pharmaceuticals, Inc. (a) (b)	800	13,600
Zogenix, Inc. (a) (b)	5,569	203,046
Zomedica Pharmaceuticals Corp. (a) (b)	4,700	5,781
		6,405,219
PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (a)	5,800	17,284
ASGN, Inc. (a)	6,692	364,714
Barrett Business Services, Inc.	939	53,758
BG Staffing, Inc.	1,100	22,715
CBIZ, Inc. (a)	6,600	130,020
CoStar Group, Inc. (a)	4,779	1,612,148
CRA International, Inc.	1,000	42,550
Dun & Bradstreet Corp.	5,000	713,700
Exponent, Inc.	6,950	352,434
Forrester Research, Inc.	1,300	58,110
Franklin Covey Co. (a)	1,183	26,416
FTI Consulting, Inc. (a)	5,100	339,864
GP Strategies Corp. (a)	1,500	18,915
Heidrick & Struggles International, Inc.	2,400	74,856
Huron Consulting Group, Inc. (a)	2,820	144,694
ICF International, Inc.	2,502	162,080
InnerWorkings, Inc. (a)	5,600	20,944
Security Description	Shares	Value
Insperity, Inc.	5,050	$ 471,468
Kelly Services, Inc. Class A	4,000	81,920
Kforce, Inc.	3,000	92,760
Korn/Ferry International	7,755	306,633
ManpowerGroup, Inc.	8,516	551,837
Mistras Group, Inc. (a)	2,087	30,011
Navigant Consulting, Inc.	5,800	139,490
Resources Connection, Inc.	3,700	52,540
TransUnion	24,664	1,400,915
TriNet Group, Inc. (a)	5,900	247,505
TrueBlue, Inc. (a)	5,200	115,700
Upwork, Inc. (a) (b)	1,600	28,976
WageWorks, Inc. (a)	5,144	139,711
Willdan Group, Inc. (a)	1,300	45,474
		7,860,142
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a) (b)	1,300	29,237
American Realty Investors, Inc. (a) (b)	300	3,621
Consolidated-Tomoka Land Co.	523	27,458
Cushman & Wakefield PLC (a)	6,600	95,502
Essential Properties Realty Trust, Inc. REIT	4,400	60,896
Forestar Group, Inc. (a)	1,251	17,326
FRP Holdings, Inc. (a)	845	38,879
Griffin Industrial Realty, Inc.	100	3,190
HFF, Inc. Class A	4,846	160,693
Howard Hughes Corp. (a)	5,141	501,864
Jones Lang LaSalle, Inc.	6,022	762,385
Kennedy-Wilson Holdings, Inc.	16,342	296,934
Marcus & Millichap, Inc. (a)	2,500	85,825
Maui Land & Pineapple Co., Inc. (a)	700	6,944
Newmark Group, Inc. Class A	19,361	155,275
RE/MAX Holdings, Inc. Class A	2,200	67,650
Realogy Holdings Corp. (b)	15,961	234,308
Redfin Corp. (a) (b)	10,300	148,320
RMR Group, Inc. Class A	946	50,214
St. Joe Co. (a)	4,600	60,582
Stratus Properties, Inc. (a)	700	16,786
Tejon Ranch Co. (a)	2,700	44,766
Transcontinental Realty Investors, Inc. (a)	207	5,862
Trinity Place Holdings, Inc. (a)	2,100	9,114
		2,883,631
ROAD & RAIL — 0.7%
AMERCO	913	299,564
ArcBest Corp.	3,300	113,058
Avis Budget Group, Inc. (a)	9,102	204,613
Covenant Transportation Group, Inc. Class A (a)	1,600	30,720
Daseke, Inc. (a)	4,800	17,664
Genesee & Wyoming, Inc. Class A (a)	7,924	586,535

See accompanying notes to financial statements.
110

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Heartland Express, Inc.	6,000	$ 109,800
Hertz Global Holdings, Inc. (a) (b)	6,966	95,086
Knight-Swift Transportation Holdings, Inc. (b)	16,959	425,162
Landstar System, Inc.	5,483	524,559
Marten Transport, Ltd.	5,055	81,840
Old Dominion Freight Line, Inc.	8,843	1,092,022
PAM Transportation Services, Inc. (a)	300	11,823
Ryder System, Inc.	7,045	339,217
Saia, Inc. (a)	3,300	184,206
Schneider National, Inc. Class B	6,300	117,621
Universal Logistics Holdings, Inc.	1,000	18,090
US Xpress Enterprises, Inc. Class A (a) (b)	2,600	14,586
USA Truck, Inc. (a)	1,000	14,970
Werner Enterprises, Inc.	6,400	189,056
YRC Worldwide, Inc. (a)	3,900	12,285
		4,482,477
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
ACM Research, Inc. Class A (a) (b)	1,000	10,880
Adesto Technologies Corp. (a) (b)	3,200	14,080
Advanced Energy Industries, Inc. (a)	5,100	218,943
Alpha & Omega Semiconductor, Ltd. (a)	2,487	25,343
Ambarella, Inc. (a) (b)	4,180	146,216
Amkor Technology, Inc. (a)	13,152	86,277
Aquantia Corp. (a)	2,500	21,925
Axcelis Technologies, Inc. (a)	4,075	72,535
AXT, Inc. (a)	4,300	18,705
Brooks Automation, Inc.	9,300	243,474
Cabot Microelectronics Corp.	3,712	353,939
CEVA, Inc. (a)	2,700	59,643
Cirrus Logic, Inc. (a)	7,940	263,449
Cohu, Inc.	5,091	81,812
Cree, Inc. (a) (b)	13,515	578,104
Cypress Semiconductor Corp.	48,233	613,524
Diodes, Inc. (a)	5,192	167,494
Entegris, Inc.	18,998	529,949
First Solar, Inc. (a)	10,865	461,274
FormFactor, Inc. (a)	9,965	140,407
Ichor Holdings, Ltd. (a) (b)	3,000	48,900
Impinj, Inc. (a)	2,200	32,010
Inphi Corp. (a)	5,949	191,260
Integrated Device Technology, Inc. (a)	17,311	838,372
Kopin Corp. (a)	7,200	7,193
Lattice Semiconductor Corp. (a)	14,980	103,662
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,752	83,461
Marvell Technology Group, Ltd.	74,269	1,202,415
MaxLinear, Inc. (a) (b)	8,700	153,120
MKS Instruments, Inc.	7,149	461,897
Monolithic Power Systems, Inc.	5,523	642,049
Nanometrics, Inc. (a)	2,900	79,257
Security Description	Shares	Value
NeoPhotonics Corp. (a)	4,500	$ 29,160
NVE Corp.	626	54,800
NXP Semiconductors NV	46,050	3,374,544
ON Semiconductor Corp. (a)	55,421	915,001
PDF Solutions, Inc. (a)	3,300	27,819
Photronics, Inc. (a)	8,700	84,216
Power Integrations, Inc.	3,900	237,822
Rambus, Inc. (a)	14,000	107,380
Rudolph Technologies, Inc. (a)	4,053	82,965
Semtech Corp. (a)	8,532	391,363
Silicon Laboratories, Inc. (a)	5,669	446,774
SMART Global Holdings, Inc. (a) (b)	1,200	35,640
SunPower Corp. (a) (b)	8,055	40,033
Synaptics, Inc. (a)	4,738	176,301
Teradyne, Inc.	24,423	766,394
Ultra Clean Holdings, Inc. (a) (b)	4,600	38,962
Universal Display Corp. (b)	5,749	537,934
Veeco Instruments, Inc. (a)	5,808	43,037
Versum Materials, Inc.	14,293	396,202
Xperi Corp.	6,242	114,790
		15,852,706
SOFTWARE — 7.0%
2U, Inc. (a) (b)	7,205	358,233
8x8, Inc. (a)	12,300	221,892
A10 Networks, Inc. (a)	6,200	38,688
ACI Worldwide, Inc. (a)	15,066	416,876
Agilysys, Inc. (a)	1,957	28,063
Alarm.com Holdings, Inc. (a) (b)	4,300	223,041
Altair Engineering, Inc. Class A (a)	4,000	110,320
Alteryx, Inc. Class A (a) (b)	3,800	225,986
Amber Road, Inc. (a)	3,000	24,690
American Software, Inc. Class A	3,700	38,665
Anaplan, Inc. (a)	2,300	61,042
Appfolio, Inc. Class A (a)	1,985	117,552
Apptio, Inc. Class A (a) (b)	4,500	170,820
Aspen Technology, Inc. (a)	9,555	785,230
Asure Software, Inc. (a)	1,200	6,096
Atlassian Corp. PLC Class A (a)	13,300	1,183,434
Avalara, Inc. (a) (b)	1,100	34,265
Avaya Holdings Corp. (a) (b)	13,500	196,560
Benefitfocus, Inc. (a) (b)	2,941	134,463
Blackbaud, Inc.	6,390	401,931
Blackline, Inc. (a) (b)	4,800	196,560
Bottomline Technologies DE, Inc. (a)	5,500	264,000
Box, Inc. Class A (a)	16,065	271,177
Carbon Black, Inc. (a) (b)	5,000	67,100
CDK Global, Inc.	17,362	831,293
Ceridian HCM Holding, Inc. (a)	4,800	165,552
ChannelAdvisor Corp. (a)	3,000	34,050
Cision, Ltd. (a)	8,700	101,790
Cloudera, Inc. (a) (b)	14,500	160,370
CommVault Systems, Inc. (a)	5,242	309,750
Cornerstone OnDemand, Inc. (a)	7,275	366,878
Coupa Software, Inc. (a) (b)	7,300	458,878
Digimarc Corp. (a) (b)	1,440	20,880

See accompanying notes to financial statements.
111

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
DocuSign, Inc. (a) (b)	9,900	$ 396,792
Domo, Inc. Class B (a) (b)	1,300	25,519
Ebix, Inc. (b)	3,100	131,936
eGain Corp. (a)	2,200	14,454
Elastic NV (a)	1,100	78,628
Ellie Mae, Inc. (a) (b)	4,556	286,253
Envestnet, Inc. (a)	6,052	297,698
Everbridge, Inc. (a) (b)	3,500	198,660
Fair Isaac Corp. (a)	3,805	711,535
FireEye, Inc. (a) (b)	25,447	412,496
Five9, Inc. (a) (b)	7,727	337,824
ForeScout Technologies, Inc. (a)	3,900	101,361
Guidewire Software, Inc. (a)	10,836	869,372
Hortonworks, Inc. (a)	9,978	143,883
HubSpot, Inc. (a) (b)	4,909	617,209
Imperva, Inc. (a)	4,773	265,808
Instructure, Inc. (a) (b)	4,200	157,542
j2 Global, Inc.	6,169	428,005
LivePerson, Inc. (a)	7,600	143,336
LogMeIn, Inc.	6,783	553,289
Majesco (a)	600	4,254
Manhattan Associates, Inc. (a)	8,832	374,212
MicroStrategy, Inc. Class A (a)	1,221	155,983
MINDBODY, Inc. Class A (a)	5,700	207,480
Mitek Systems, Inc. (a)	4,000	43,240
MobileIron, Inc. (a)	9,304	42,705
Model N, Inc. (a)	3,200	42,336
Monotype Imaging Holdings, Inc.	5,293	82,147
New Relic, Inc. (a)	5,931	480,233
Nuance Communications, Inc. (a)	38,516	509,567
Nutanix, Inc. Class A (a)	18,800	781,892
OneSpan, Inc. (a)	4,000	51,800
Palo Alto Networks, Inc. (a)	12,211	2,299,942
Park City Group, Inc. (a) (b)	1,600	9,552
Paycom Software, Inc. (a) (b)	6,585	806,333
Paylocity Holding Corp. (a)	3,874	233,254
Pegasystems, Inc.	5,161	246,851
Pluralsight, Inc. Class A (a) (b)	3,000	70,650
Progress Software Corp.	5,800	205,842
Proofpoint, Inc. (a)	6,791	569,154
PROS Holdings, Inc. (a)	4,100	128,740
PTC, Inc. (a)	15,670	1,299,043
Q2 Holdings, Inc. (a)	4,900	242,795
QAD, Inc. Class A	1,300	51,129
Qualys, Inc. (a)	4,473	334,312
Rapid7, Inc. (a)	4,800	149,568
RealPage, Inc. (a)	9,696	467,250
Rimini Street, Inc. (a) (b)	1,200	6,180
RingCentral, Inc. Class A (a)	9,185	757,211
SailPoint Technologies Holding, Inc. (a)	9,100	213,759
SecureWorks Corp. Class A (a) (b)	1,000	16,890
SendGrid, Inc. (a)	3,900	168,363
ServiceNow, Inc. (a)	23,731	4,225,305
ShotSpotter, Inc. (a) (b)	900	28,062
SolarWinds Corp. (a)	3,300	45,639
Security Description	Shares	Value
Splunk, Inc. (a)	19,605	$ 2,055,584
SPS Commerce, Inc. (a)	2,251	185,437
SS&C Technologies Holdings, Inc.	27,608	1,245,397
SVMK, Inc. (a) (b)	2,300	28,221
Tableau Software, Inc. Class A (a)	9,557	1,146,840
Telaria, Inc. (a)	5,400	14,742
Telenav, Inc. (a)	3,352	13,609
Tenable Holdings, Inc. (a)	1,600	35,504
Teradata Corp. (a)	16,001	613,798
TiVo Corp.	15,469	145,563
Trade Desk, Inc. Class A (a) (b)	4,400	510,664
Tyler Technologies, Inc. (a)	5,114	950,284
Ultimate Software Group, Inc. (a)	4,094	1,002,498
Upland Software, Inc. (a)	2,100	57,078
Varonis Systems, Inc. (a)	3,690	195,201
Verint Systems, Inc. (a)	8,429	356,631
VirnetX Holding Corp. (a) (b)	6,000	14,400
VMware, Inc. Class A	9,535	1,307,535
Workday, Inc. Class A (a)	19,447	3,105,297
Workiva, Inc. (a)	3,800	136,382
Yext, Inc. (a)	10,800	160,380
Zendesk, Inc. (a)	14,087	822,258
Zix Corp. (a)	6,700	38,391
Zscaler, Inc. (a) (b)	8,200	321,522
		44,012,614
SPECIALTY RETAIL — 1.7%
Aaron's, Inc.	9,338	392,663
Abercrombie & Fitch Co. Class A	8,896	178,365
American Eagle Outfitters, Inc.	21,266	411,072
America's Car-Mart, Inc. (a)	844	61,148
Asbury Automotive Group, Inc. (a)	2,622	174,782
Ascena Retail Group, Inc. (a)	22,363	56,131
At Home Group, Inc. (a) (b)	5,800	108,228
AutoNation, Inc. (a)	7,369	263,073
Barnes & Noble Education, Inc. (a)	4,700	18,847
Barnes & Noble, Inc. (b)	7,654	54,267
Bed Bath & Beyond, Inc. (b)	17,458	197,625
Big 5 Sporting Goods Corp. (b)	2,400	6,216
Boot Barn Holdings, Inc. (a)	3,700	63,011
Buckle, Inc.	3,584	69,315
Burlington Stores, Inc. (a)	8,916	1,450,366
Caleres, Inc.	5,400	150,282
Camping World Holdings, Inc. Class A (b)	4,200	48,174
Carvana Co. (a) (b)	4,200	137,382
Cato Corp. Class A	2,800	39,956
Chico's FAS, Inc.	16,300	91,606
Children's Place, Inc. (b)	2,162	194,775
Citi Trends, Inc.	1,600	32,624
Conn's, Inc. (a)	2,543	47,961
Container Store Group, Inc. (a)	1,900	9,063
Dick's Sporting Goods, Inc. (b)	9,844	307,133
DSW, Inc. Class A	9,100	224,770
Express, Inc. (a) (b)	9,449	48,284
Five Below, Inc. (a)	7,254	742,229

See accompanying notes to financial statements.
112

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Floor & Decor Holdings, Inc. Class A (a) (b)	6,300	$ 163,170
Francesca's Holdings Corp. (a) (b)	4,275	4,150
GameStop Corp. Class A	13,765	173,714
Genesco, Inc. (a)	2,505	110,971
GNC Holdings, Inc. Class A (a) (b)	10,378	24,596
Group 1 Automotive, Inc.	2,452	129,269
Guess?, Inc.	7,500	155,775
Haverty Furniture Cos., Inc.	2,300	43,194
Hibbett Sports, Inc. (a) (b)	2,434	34,806
Hudson, Ltd. Class A (a)	5,100	87,465
J. Jill, Inc. (a)	2,100	11,193
Kirkland's, Inc. (a)	1,900	18,107
Lithia Motors, Inc. Class A (b)	3,014	230,059
Lumber Liquidators Holdings, Inc. (a) (b)	3,476	33,092
MarineMax, Inc. (a)	3,578	65,513
Michaels Cos., Inc. (a) (b)	14,185	192,065
Monro, Inc.	4,298	295,487
Murphy USA, Inc. (a)	4,086	313,151
National Vision Holdings, Inc. (a)	8,500	239,445
Office Depot, Inc.	71,898	185,497
Party City Holdco, Inc. (a) (b)	7,600	75,848
Penske Automotive Group, Inc. (b)	4,877	196,641
Pier 1 Imports, Inc. (b)	9,300	2,844
Rent-A-Center, Inc. (a)	5,700	92,283
RH (a) (b)	2,629	315,007
RTW RetailWinds, Inc. (a)	3,600	10,188
Sally Beauty Holdings, Inc. (a) (b)	16,307	278,034
Shoe Carnival, Inc. (b)	1,400	46,914
Signet Jewelers, Ltd. (b)	7,600	241,452
Sleep Number Corp. (a)	4,376	138,850
Sonic Automotive, Inc. Class A	3,100	42,656
Sportsman's Warehouse Holdings, Inc. (a) (b)	4,300	18,834
Tailored Brands, Inc. (b)	6,352	86,641
Tile Shop Holdings, Inc.	4,919	26,956
Tilly's, Inc. Class A	2,700	29,322
Urban Outfitters, Inc. (a)	10,014	332,465
Williams-Sonoma, Inc. (b)	10,848	547,282
Winmark Corp.	374	59,466
Zumiez, Inc. (a)	2,400	46,008
		10,677,758
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	14,100	143,397
Avid Technology, Inc. (a)	4,100	19,475
Cray, Inc. (a)	5,266	113,693
Dell Technologies, Inc. Class C (a)	20,048	979,727
Diebold Nixdorf, Inc. (b)	9,251	23,035
Eastman Kodak Co. (a) (b)	1,900	4,845
Electronics For Imaging, Inc. (a)	5,705	141,484
Immersion Corp. (a)	3,435	30,777
NCR Corp. (a) (b)	15,967	368,518
Pure Storage, Inc. Class A (a)	21,700	348,936
Stratasys, Ltd. (a)	6,582	118,542
Security Description	Shares	Value
USA Technologies, Inc. (a)	7,975	$ 31,023
		2,323,452
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	5,977	487,843
Columbia Sportswear Co.	3,965	333,417
Crocs, Inc. (a)	9,000	233,820
Culp, Inc.	1,300	24,570
Deckers Outdoor Corp. (a)	3,921	501,692
Fossil Group, Inc. (a) (b)	5,900	92,807
G-III Apparel Group, Ltd. (a)	5,581	155,654
Lululemon Athletica, Inc. (a)	12,932	1,572,661
Movado Group, Inc.	2,000	63,240
Oxford Industries, Inc.	2,330	165,523
Rocky Brands, Inc.	800	20,800
Skechers U.S.A., Inc. Class A (a)	17,547	401,651
Steven Madden, Ltd.	11,513	348,383
Superior Group of Cos., Inc.	1,000	17,650
Unifi, Inc. (a)	1,900	43,396
Vera Bradley, Inc. (a)	2,700	23,139
Wolverine World Wide, Inc.	12,380	394,798
		4,881,044
THRIFTS & MORTGAGE FINANCE — 1.0%
Axos Financial, Inc. (a)	7,900	198,922
Bank7 Corp. (a)	900	12,015
BankFinancial Corp.	1,700	25,415
Beneficial Bancorp, Inc.	8,700	124,323
Bridgewater Bancshares, Inc. (a)	3,000	31,650
BSB Bancorp, Inc. (a)	979	27,471
Capitol Federal Financial, Inc.	17,500	223,475
Columbia Financial, Inc. (a)	6,400	97,856
Dime Community Bancshares, Inc.	4,200	71,316
Entegra Financial Corp. (a)	800	16,600
ESSA Bancorp, Inc.	1,000	15,610
Essent Group, Ltd. (a)	12,600	430,668
Federal Agricultural Mortgage Corp. Class C	1,145	69,204
First Defiance Financial Corp.	2,496	61,177
Flagstar Bancorp, Inc. (a)	3,800	100,320
FS Bancorp, Inc.	500	21,440
Greene County Bancorp, Inc.	400	12,448
Hingham Institution for Savings	197	38,955
Home Bancorp, Inc.	1,000	35,400
HomeStreet, Inc. (a)	3,274	69,507
Impac Mortgage Holdings, Inc. (a) (b)	1,089	4,116
Kearny Financial Corp.	12,724	163,122
LendingTree, Inc. (a) (b)	1,121	246,138
Luther Burbank Corp.	3,200	28,864
Malvern Bancorp, Inc. (a)	800	15,784
Merchants Bancorp	2,000	39,920
Meridian Bancorp, Inc.	6,100	87,352
Meta Financial Group, Inc.	3,543	68,699
MGIC Investment Corp. (a)	47,500	496,850
Mr Cooper Group, Inc. (a)	9,694	113,129

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
New York Community Bancorp, Inc. (b)	64,123	$ 603,397
NMI Holdings, Inc. Class A (a)	8,100	144,585
Northfield Bancorp, Inc.	5,600	75,880
Northwest Bancshares, Inc.	12,400	210,056
OceanFirst Financial Corp.	6,207	139,719
Oconee Federal Financial Corp. (b)	100	2,490
Ocwen Financial Corp. (a)	14,900	19,966
OP Bancorp (a) (b)	1,500	13,305
Oritani Financial Corp.	5,200	76,700
PCSB Financial Corp.	2,200	43,032
PennyMac Financial Services, Inc.	2,500	53,150
Ponce de Leon Federal Bank (a) (b)	1,000	12,740
Provident Bancorp, Inc. (a)	500	10,840
Provident Financial Services, Inc.	8,000	193,040
Prudential Bancorp, Inc.	1,100	19,360
Radian Group, Inc.	28,400	464,624
Riverview Bancorp, Inc.	2,500	18,200
SI Financial Group, Inc.	1,300	16,549
Southern Missouri Bancorp, Inc.	900	30,510
Sterling Bancorp, Inc.	2,800	19,460
Territorial Bancorp, Inc.	955	24,811
TFS Financial Corp.	6,829	110,152
Timberland Bancorp, Inc.	800	17,840
TrustCo Bank Corp. NY	12,000	82,320
United Community Financial Corp.	6,000	53,100
United Financial Bancorp, Inc.	6,500	95,550
Walker & Dunlop, Inc.	3,600	155,700
Washington Federal, Inc.	11,017	294,264
Waterstone Financial, Inc.	3,100	51,956
Western New England Bancorp, Inc.	3,400	34,136
WSFS Financial Corp.	3,900	147,849
		6,183,027
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	14,300	35,607
Pyxus International, Inc. (a) (b)	1,000	11,860
Turning Point Brands, Inc.	1,000	27,220
Universal Corp.	3,241	175,500
Vector Group, Ltd. (b)	13,121	127,667
		377,854
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	12,840	387,896
Aircastle, Ltd.	7,400	127,576
Applied Industrial Technologies, Inc.	5,115	275,903
Beacon Roofing Supply, Inc. (a)	9,049	287,034
BlueLinx Holdings, Inc. (a) (b)	1,100	27,181
BMC Stock Holdings, Inc. (a)	8,625	133,515
CAI International, Inc. (a)	2,200	51,106
DXP Enterprises, Inc. (a)	2,000	55,680
EVI Industries, Inc. (b)	400	13,340
Foundation Building Materials, Inc. (a)	1,700	14,127
GATX Corp. (b)	5,085	360,069
General Finance Corp. (a)	1,200	12,132
Security Description	Shares	Value
GMS, Inc. (a)	4,200	$ 62,412
H&E Equipment Services, Inc.	4,100	83,722
HD Supply Holdings, Inc. (a)	24,930	935,374
Herc Holdings, Inc. (a)	3,038	78,958
Kaman Corp.	3,599	201,868
Lawson Products, Inc. (a)	800	25,280
MRC Global, Inc. (a)	10,800	132,084
MSC Industrial Direct Co., Inc. Class A	6,043	464,828
Nexeo Solutions, Inc. (a) (b)	3,900	33,501
NOW, Inc. (a)	14,800	172,272
Rush Enterprises, Inc. Class A	3,900	134,472
Rush Enterprises, Inc. Class B	600	21,360
SiteOne Landscape Supply, Inc. (a) (b)	5,300	292,931
Systemax, Inc.	1,600	38,224
Textainer Group Holdings, Ltd. (a)	3,300	32,868
Titan Machinery, Inc. (a)	2,300	30,245
Triton International, Ltd.	6,700	208,169
Univar, Inc. (a)	15,701	278,536
Veritiv Corp. (a)	1,391	34,733
Watsco, Inc.	4,218	586,892
WESCO International, Inc. (a)	6,228	298,944
Willis Lease Finance Corp. (a)	400	13,840
		5,907,072
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	10,520	384,611
WATER UTILITIES — 0.3%
American States Water Co.	4,846	324,876
Aqua America, Inc.	23,864	815,910
AquaVenture Holdings, Ltd. (a)	1,400	26,446
Artesian Resources Corp. Class A	951	33,162
Cadiz, Inc. (a) (b)	2,600	26,780
California Water Service Group	6,376	303,880
Connecticut Water Service, Inc.	1,600	106,992
Consolidated Water Co., Ltd.	1,700	19,822
Global Water Resources, Inc.	1,200	12,168
Middlesex Water Co.	2,200	117,370
Pure Cycle Corp. (a)	2,000	19,860
SJW Group	2,300	127,926
York Water Co.	1,600	51,296
		1,986,488
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)	5,400	111,078
Gogo, Inc. (a) (b)	7,610	22,754
NII Holdings, Inc. (a) (b)	10,900	48,069
Shenandoah Telecommunications Co.	6,150	272,137
Spok Holdings, Inc.	2,400	31,824
Sprint Corp. (a) (b)	88,274	513,755
Telephone & Data Systems, Inc.	13,400	436,036
T-Mobile US, Inc. (a)	41,095	2,614,053

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
United States Cellular Corp. (a)	1,700	$ 88,349
		4,138,055
TOTAL COMMON STOCKS (Cost $597,923,693)		554,567,731
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	200	2,354
CHEMICALS — 0.0%
A Schulman, Inc. (CVR) (a) (e)	3,090	6,180
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (e)	2,400	623
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (e)	6,500	650
PHARMACEUTICALS — 0.0%
Corium International, Inc. (CVR) (a) (e)	3,400	612
TOTAL RIGHTS (Cost $7,149)		10,419
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	16,927,293	16,927,293
State Street Navigator Securities Lending Portfolio II (f) (h)	24,606,690	24,606,690
TOTAL SHORT-TERM INVESTMENTS (Cost $41,533,983)		41,533,983
TOTAL INVESTMENTS — 94.8% (Cost $639,464,825)		596,112,133
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.2%		32,620,272
NET ASSETS — 100.0%		$ 628,732,405

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $10,419, representing less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Index (long)	39	03/15/2019	$6,828,163	$6,482,580	$(345,583)
E-Mini Russell 2000 Index (long)	77	03/15/2019	5,515,436	5,193,650	$(321,785)
Total unrealized depreciation on open futures contracts purchased					$(667,368)
During the period ended December 31, 2018, average notional value related to futures contracts was $7,022,557 or 1% of net assets.
See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$554,567,731	$ —	$ 0(a)	$554,567,731
Rights	—	10,419	—	10,419
Short-Term Investments	41,533,983	—	—	41,533,983
TOTAL INVESTMENTS	$596,101,714	$10,419	$ 0	$596,112,133
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(667,368)	—	—	(667,368)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (667,368)	$ —	$—	$ (667,368)
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,226,262	$ 8,226,262	$255,199,500	$246,498,469	$—	$—	16,927,293	$16,927,293	$225,223	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,878,272	7,878,272	69,746,299	77,624,571	—	—	—	—	262,697	—
State Street Navigator Securities Lending Portfolio II	—	—	28,684,938	4,078,248	—	—	24,606,690	24,606,690	14,875	—
Total		$16,104,534	$353,630,737	$328,201,288	$—	$—		$41,533,983	$502,795	$—
See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$913,733,145	$1,783,947,119	$554,578,150
Investments in affiliated issuers, at value	12,039,221	101,034,843	41,533,983
Total Investments	925,772,366	1,884,981,962	596,112,133
Foreign currency, at value	—	7,572,067	—
Cash at broker	—	5,893,784	1,355,054
Cash	1,184	3,095	59,644
Receivable for investments sold	93,475	1,303,350	1,911,124
Receivable for fund shares sold	540,000	50,521,021	61,851,249
Dividends receivable — unaffiliated issuers	—	2,885,238	966,156
Dividends receivable — affiliated issuers	15,221	125,571	23,888
Interest receivable — unaffiliated issuers	5,441,360	—	—
Securities lending income receivable — unaffiliated issuers	—	14,904	8,694
Securities lending income receivable — affiliated issuers	—	33,574	19,389
Receivable from Adviser	33,216	—	37,664
Receivable for foreign taxes recoverable	265	1,825,743	—
Prepaid expenses and other assets	2,375	5,588	1,775
TOTAL ASSETS	931,899,462	1,955,165,897	662,346,770
LIABILITIES
Payable upon return of securities loaned	—	40,202,405	24,606,690
Payable for investments purchased	10,053,440	6,671	8,268,961
Payable for fund shares repurchased	74,998,239	4,910,000	—
Payable to broker – accumulated variation margin on open futures contracts	—	1,941,419	667,115
Deferred foreign taxes payable	—	334,754	—
Custodian, sub-administration and transfer agent fees payable	9,627	19,858	6,097
Custodian fees payable	983	40,630	1,698
Registration and filing fees payable	16,639	26,053	11,465
Professional fees payable	52,309	50,817	45,903
Printing and postage fees payable	9,130	21,669	6,183
Accrued expenses and other liabilities	305	12,893	253
TOTAL LIABILITIES	85,140,672	47,567,169	33,614,365
NET ASSETS	$846,758,790	$1,907,598,728	$628,732,405
NET ASSETS CONSIST OF:
Paid-in Capital	$872,095,154	$2,033,532,802	$673,464,201
Total distributable earnings (loss)**	(25,336,364)	(125,934,074)	(44,731,796)
NET ASSETS	$846,758,790	$1,907,598,728	$628,732,405
NET ASSET VALUE PER SHARE
Net asset value per share	$ 9.71	$ 9.02	$ 10.31
Shares of beneficial interest	87,225,581	211,392,719	60,973,175
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$933,704,990	$1,880,376,474	$597,930,842
Investments in affiliated issuers	12,039,221	101,034,843	41,533,983
Total cost of investments	$945,744,211	$1,981,411,317	$639,464,825
Foreign currency, at cost	$ —	$ 7,572,874	$ —
* Includes investments in securities on loan, at value	$ —	$ 53,073,302	$ 63,736,935
** Includes deferred foreign taxes	$ —	$ 334,754	$ —
**
See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2018

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 22,563,065	$ 37,242	$ 6,059
Dividend income — unaffiliated issuers	—	61,632,456	8,788,155
Dividend income — affiliated issuers	433,633	1,299,367	225,223
Unaffiliated securities lending income	—	136,047	151,143
Affiliated securities lending income	—	484,111	277,572
Foreign taxes withheld	(614)	(6,045,075)	(6,638)
TOTAL INVESTMENT INCOME (LOSS)	22,996,084	57,544,148	9,441,514
EXPENSES
Custodian, sub-administration and transfer agent fees	124,114	789,977	104,584
Trustees’ fees and expenses	34,372	59,267	30,078
Professional fees and expenses	172,359	172,259	170,727
Printing and postage fees	10,438	36,738	6,480
Insurance expense	2,479	5,858	1,844
Miscellaneous expenses	7,226	63,159	5,769
TOTAL EXPENSES	350,988	1,127,258	319,482
Expenses waived/reimbursed by the Adviser	(102,312)	—	(136,288)
NET EXPENSES	248,676	1,127,258	183,194
NET INVESTMENT INCOME (LOSS)	$ 22,747,408	$ 56,416,890	$ 9,258,320
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,210,271)	(5,614,366)	24,991,482
Foreign currency transactions	—	(589,309)	(30)
Futures contracts	—	(14,521,652)	(1,353,420)
Net realized gain (loss)	(3,210,271)	(20,725,327)	23,638,032
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(17,781,652)	(329,278,179)	(92,217,258)
Foreign currency translations	—	(151,692)	—
Futures contracts	—	(3,010,128)	(717,890)
Net change in unrealized appreciation/depreciation	(17,781,652)	(332,439,999)	(92,935,148)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(20,991,923)	(353,165,326)	(69,297,116)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,755,485	$(296,748,436)	$(60,038,796)
**Includes foreign deferred taxes	$ —	$ 199,918	$ —
See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,747,408	$ 10,784,139	$ 56,416,890	$ 30,038,817	$ 9,258,320	$ 4,653,380
Net realized gain (loss)	(3,210,271)	1,917	(20,725,327)	6,786,312	23,638,032	10,200,046
Net change in unrealized appreciation/depreciation	(17,781,652)	3,585,517	(332,439,999)	234,452,133	(92,935,148)	37,974,559
Net increase (decrease) in net assets resulting from operations	1,755,485	14,371,573	(296,748,436)	271,277,262	(60,038,796)	52,827,985
Distributions to shareholders (Note 12)	(23,874,830)	(11,429,095)	(54,663,652)	(39,335,829)	(33,894,404)	(14,679,978)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	316,690,779	469,604,095	722,635,717	1,063,226,907	309,094,040	298,451,424
Reinvestment of distributions	23,874,830	11,429,095	54,663,652	39,335,829	33,894,404	14,679,978
Cost of shares redeemed	(159,228,020)	(46,340,630)	(173,549,380)	(231,943,186)	(85,192,583)	(28,678,286)
Net increase (decrease) in net assets from capital transactions	181,337,589	434,692,560	603,749,989	870,619,550	257,795,861	284,453,116
Net increase (decrease) in net assets during the period	159,218,244	437,635,038	252,337,901	1,102,560,983	163,862,661	322,601,123
Net assets at beginning of period	687,540,546	249,905,508	1,655,260,827	552,699,844	464,869,744	142,268,621
NET ASSETS AT END OF PERIOD	$ 846,758,790	$687,540,546	$1,907,598,728	$1,655,260,827	$628,732,405	$464,869,744
SHARES OF BENEFICIAL INTEREST:
Shares sold	32,365,364	47,044,095	68,580,109	108,794,238	25,863,265	26,285,610
Reinvestment of distributions	2,467,864	1,142,265	6,176,684	3,735,596	3,434,084	1,222,313
Shares redeemed	(16,375,548)	(4,626,971)	(16,515,326)	(22,658,320)	(6,729,051)	(2,462,688)
Net increase (decrease) from share transactions	18,457,680	43,559,389	58,241,467	89,871,514	22,568,298	25,045,235
See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 10.00	$ 9.91	$ 9.89	$ 10.14	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.23	0.23	0.20	0.04
Net realized and unrealized gain (loss)	(0.28)	0.10	0.01	(0.13)	0.16
Total from investment operations	(0.02)	0.33	0.24	0.07	0.20
Voluntary contribution from Adviser	—	—	—	0.00(b)	0.00(b)
Distributions to shareholders from:
Net investment income	(0.27)	(0.24)	(0.21)	(0.19)	(0.04)
Net realized gains	—	—	(0.01)	(0.11)	(0.02)
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.27)	(0.24)	(0.22)	(0.32)	(0.06)
Net asset value, end of period	$ 9.71	$ 10.00	$ 9.91	$ 9.89	$ 10.14
Total return (c)	(0.12)%	3.38%	2.39%	0.65%(d)	2.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$846,759	$687,541	$249,906	$83,842	$80,044
Ratios to average net assets:
Total expenses	0.04%	0.06%	0.14%	0.17%	0.25%(f)
Net expenses	0.03%	0.03%	0.01%	0.03%	0.04%(f)
Net investment income (loss)	2.73%	2.31%	2.24%	2.00%	1.52%(f)
Portfolio turnover rate	90%	99%	194%	62%(g)	16%(g)(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(h)	Not annualized.
See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 10.81	$ 8.73	$ 8.45	$ 9.17	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.26	0.22	0.25	0.05
Net realized and unrealized gain (loss)	(1.82)	2.12	0.20	(0.79)	(0.82)
Total from investment operations	(1.52)	2.38	0.42	(0.54)	(0.77)
Voluntary contribution from Adviser	—	—	—	0.00(b)	0.00(b)
Distributions to shareholders from:
Net investment income	(0.27)	(0.25)	(0.14)	(0.18)	(0.06)
Net realized gains	(0.00)(b)	(0.05)	—	—	—
Total distributions	(0.27)	(0.30)	(0.14)	(0.18)	(0.06)
Net asset value, end of period	$ 9.02	$ 10.81	$ 8.73	$ 8.45	$ 9.17
Total return (c)	(13.99)%	27.20%	5.06%	(5.84)%(d)	(7.72)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,907,599	$1,655,261	$552,700	$117,461	$49,460
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.23%	0.48%	0.73%(f)
Net expenses	0.06%	0.06%	0.08%	0.08%	0.31%(f)
Net investment income (loss)	2.89%	2.59%	2.51%	2.73%	1.77%(f)
Portfolio turnover rate	4%	2%	8%	3%	0%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 12.10	$ 10.65	$ 9.30	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.17	0.15	0.06
Net realized and unrealized gain (loss)	(1.31)	1.76	1.38	(0.69)
Total from investment operations	(1.12)	1.93	1.53	(0.63)
Distributions to shareholders from:
Net investment income	(0.19)	(0.15)	(0.09)	(0.06)
Net realized gains	(0.48)	(0.33)	(0.09)	(0.01)
Total distributions	(0.67)	(0.48)	(0.18)	(0.07)
Net asset value, end of period	$ 10.31	$ 12.10	$ 10.65	$ 9.30
Total return (b)	(9.07)%	18.20%	16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$628,732	$464,870	$142,269	$28,151
Ratios to average net assets:
Total expenses	0.05%	0.07%	0.22%	0.41%(c)
Net expenses	0.03%	0.03%	0.03%	0.03%(c)
Net investment income (loss)	1.52%	1.46%	1.55%	1.61%(c)
Portfolio turnover rate	22%	21%	21%	8%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2018
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	16.48%
State Street Global Equity ex-U.S. Index Fund	State Street Global Equity ex-U.S. Index Portfolio	22.92%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	8.35%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred
124

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in each Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends if any, received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
125

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
126

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(1,941,419)	$—	$(1,941,419)
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(667,115)	$—	$(667,115)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(14,521,652)	$—	$(14,521,652)

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(1,353,420)	$—	$(1,353,420)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(3,010,128)	$—	$(3,010,128)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(717,890)	$—	$(717,890)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
Prior to September 21, 2018, the State Street Aggregate Bond Index Fund paid the Adviser a fee of 0.03% accrued daily and paid monthly.
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025%, and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2020 except with the approval of the Funds’ Board.
Prior to September 21, 2018, SSGA FM was contractually obligated to waive up to the full amount of the advisory fee payable by the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund and/or reimbursed expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

expenses, acquired fund fees and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceeded 0.04% and 0.03%, respectively, of average daily net assets on an annual basis.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Global Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Fund’s Board. Prior to June 7, 2018, SSGA FM was contractually obligated to waive up to the full amount of the advisory fee payable by the State Street Global Equity ex-U.S. Index Fund, and/or to reimburse expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceeded 0.10% of average daily net assets on an annual basis.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency expenses) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
Prior to September 21, 2018, SSGA FM was contractually obligated to waive up to the full amount of the advisory fee payable by the State Street Aggregate Bond Index Portfolio and/or reimbursed expenses to the extent that total annual portfolio operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, distribution, shareholder servicing, sub-transfer agency and administration fees) exceeded 0.04% of average daily net assets on an annual basis.
SSGA FM is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency expenses) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended December 31, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
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December 31, 2018

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio and State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$915,147,048	$722,069,663	$111,998,509	$ 26,708,299
State Street Global Equity ex-U.S. Index Portfolio	—	—	503,732,606	67,693,229
State Street Small/Mid Cap Equity Index Portfolio	—	—	294,718,686	129,007,360
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, REITs, amortization and accretion of premium and discount for financial statement purposes, passive foreign investment companies, partnerships, non-taxable dividends and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 3,317,397	$ —	$ 3,317,397
State Street Global Equity ex-U.S. Index Fund	11,810,200	19,923,875	31,734,075
State Street Small/Mid Cap Equity Index Fund	844,667	985,322	1,829,989
State Street Aggregate Bond Index Portfolio	23,874,830	—	23,874,830
State Street Global Equity ex-U.S. Index Portfolio	54,663,652	—	54,663,652
State Street Small/Mid Cap Equity Index Portfolio	14,540,060	19,354,344	33,894,404
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 2,419,118	$ 93,080	$ 2,512,198
State Street Global Equity ex-U.S. Index Fund	12,084,698	5,949,925	18,034,623
State Street Small/Mid Cap Equity Index Fund	661,481	589,731	1,251,212
State Street Aggregate Bond Index Portfolio	11,429,095	—	11,429,095
State Street Global Equity ex-U.S. Index Portfolio	36,284,705	3,051,124	39,335,829
State Street Small/Mid Cap Equity Index Portfolio	8,844,308	5,835,670	14,679,978
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Aggregate Bond Index Fund	$ —	$ (205,738)	$ —	$ (3,741,563)	$—	$ (3,947,301)
State Street Global Equity ex-U.S. Index Fund	92,450	—	209,220	(41,324,697)	—	(41,023,027)
State Street Small/Mid Cap Equity Index Fund	472,934	—	1,941,898	(9,309,292)	—	(6,894,460)
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Aggregate Bond Index Portfolio	$ —	$ (5,239,572)	$ —	$ (20,096,792)	$—	$ (25,336,364)
State Street Global Equity ex-U.S. Index Portfolio	—	(21,394,844)	—	(104,539,230)	—	(125,934,074)
State Street Small/Mid Cap Equity Index Portfolio	338,128	—	1,442,070	(46,511,994)	—	(44,731,796)
As of December 31, 2018, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Fund	$ —	$ 205,738
State Street Aggregate Bond Index Portfolio	3,552,161	1,687,411
State Street Global Equity ex-U.S. Index Portfolio	8,315,087	13,079,757
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 143,267,100	$ —	$ 3,741,563	$ (3,741,563)
State Street Global Equity ex-U.S. Index Fund	478,604,937	—	41,324,697	(41,324,697)
State Street Small/Mid Cap Equity Index Fund	61,808,777	—	9,309,292	(9,309,292)
State Street Aggregate Bond Index Portfolio	945,869,158	2,649,482	22,746,274	(20,096,792)
State Street Global Equity ex-U.S. Index Portfolio	1,987,235,138	102,887,693	207,085,122	(104,197,429)
State Street Small/Mid Cap Equity Index Portfolio	641,956,759	43,792,084	90,304,078	(46,511,994)
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Global Equity ex-U.S. Index Portfolio	$ 53,073,302	$ 40,202,405	$ 15,442,545	$ 55,644,950
State Street Small/Mid Cap Equity Index Portfolio	63,736,935	24,606,690	39,709,154	64,315,844
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Global Equity ex-U.S. Index Portfolio	Common Stocks	$40,202,405	$—	$—	$—	$40,202,405	$40,202,405
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	24,604,363	—	—	—	24,604,363	24,604,363
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolios had no outstanding loans as of December 31, 2018.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Market and Credit Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
12.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions
State Street Aggregate Bond Index Fund
Class A	$ 2,944	$ 269	$ 3,213
Class I	270,047	9,292	279,339
Class K	2,146,127	83,519	2,229,646
Undistributed (distribution in excess of) net investment income (loss)			$ 1,658
State Street Global Equity ex-U.S. Index Fund
Class A	22,917	12,480	35,397
Class I	26,359	12,975	39,334
Class K	12,035,422	5,924,470	17,959,892
Undistributed (distribution in excess of) net investment income (loss)			—
State Street Small/Mid Cap Equity Index Fund
Class A	19,983	29,525	49,508
Class I	93,439	122,787	216,226
Class K	425,860	559,618	985,478
Undistributed (distribution in excess of) net investment income (loss)			—
State Street Aggregate Bond Index Portfolio	$11,429,095	—	$11,429,095
State Street Global Equity ex-U.S. Index Portfolio	33,180,975	6,154,854	39,335,829
State Street Small/Mid Cap Equity Index Portfolio	4,609,816	10,070,162	14,679,978
Undistributed (distribution in excess of) net investment income (loss)
State Street Aggregate Bond Index Portfolio			$ 92,494
State Street Global Equity ex-U.S. Index Portfolio			3,403,250
State Street Small/Mid Cap Equity Index Portfolio			48,134
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio and the Board of Trustees of State Street Institutional Investment Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively, the “Funds”), and State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively, the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolios, as of December 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds and Portfolios (six of the Funds and Portfolios constituting State Street Institutional Investment Trust) at December 31, 2018, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund or portfolio constituting the State Street Institutional Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
State Street Aggregate Bond Index Fund	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the four years in the period ended December 31, 2018 and the period from September 19, 2014 (commencement of operations) through December 31, 2014
State Street Global Equity ex-U.S. Index Fund	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the four years in the period ended December 31, 2018 and the period from September 17, 2014 (commencement of operations) through December 31, 2014
State Street Small/Mid Cap Equity Index Fund	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the three years in the period ended December 31, 2018 and the period from August 12, 2015 (commencement of operations) through December 31, 2015
State Street Aggregate Bond Index Portfolio	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the four years in the period ended December 31, 2018 and the period from September 19, 2014 (commencement of operations) through December 31, 2014
State Street Global Equity ex-U.S. Index Portfolio	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the four years in the period ended December 31, 2018 and the period from September 17, 2014 (commencement of operations) through December 31, 2014
State Street Small/Mid Cap Equity Index Portfolio	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018	For each of the three years in the period ended December 31, 2018 and the period from August 12, 2015 (commencement of operations) through December 31, 2015
Basis for Opinion
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s and Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.29%	$1,015.30	$ 1.47(a)	$1,023.70	$ 1.48(a)
Class I	0.03	1,016.00	0.15(a)	1,025.10	0.15(a)
Class K	0.03	1,016.00	0.15(a)	1,025.10	0.15(a)
State Street Global Equity ex-U.S. Index Fund
Class A	0.29	891.20	1.38(a)	1,023.70	1.48(a)
Class I	0.18	892.50	0.86(a)	1,024.30	0.92(a)
Class K	0.00	892.20	0.00(a)	1,025.20	0.00(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.29	855.60	1.36(a)	1,023.70	1.48(a)
Class I	0.06	857.00	0.28(a)	1,024.90	0.31(a)
Class K	0.03	857.30	0.14(a)	1,025.10	0.15(a)
State Street Aggregate Bond Index Portfolio	0.03%	1,016.20	0.15(b)	1,025.10	0.15(b)
State Street Global Equity ex-U.S. Index Portfolio	0.06%	892.30	0.29(b)	1,024.90	0.31(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03%	856.90	0.14(b)	1,025.10	0.15(b)
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2018:
Amount
State Street Global Equity ex-U.S. Index Fund	$19,923,875
State Street Small/Mid Cap Equity Index Fund	985,322
State Street Small/Mid Cap Equity Index Portfolio	19,354,344
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2018, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global Equity ex-U.S. Index Fund	$1,016,094
State Street Global Equity ex-U.S. Index Portfolio	4,580,908
The amount of foreign source income earned on the following Funds during the year ended December 31, 2018 was as follows:
Amount
State Street Global Equity ex-U.S. Index Fund	$11,459,147
State Street Global Equity ex-U.S. Index Portfolio	51,661,875
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Funds and Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-800-997-7327.
145

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITCOREAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –14.77%, and the Index was –14.58% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund recorded negative returns for 3 out of the 4 quarters during the Reporting Period, and finished the Reporting Period with a double-digit negative return. The first quarter of 2018 was the only quarter in which the Fund recorded a positive return, and this all can be attributed to the month of January, when global equity markets opened the year with an acceleration of positive momentum carrying over from 2017 and a selection of sentiment indicators released that month also indicated considerable optimism among retail investors that market gains could continue. Premonitions that equity market resilience would be tested in February began to emerge in the closing days of January as the CBOE VIX Index of implied volatility finished the month at the highest closing level since the end of 2016. The Fund gave more than half of January’s gains back in February. Concerns around inflation and higher yields receded in early March with the release of the February U.S. jobs report on March 9th; a report that hearkened back to the “goldilocks” days of strong economic data coupled with moderate inflation. However, the market was tested later in the month by apprehensions around disruption to global trade and a shakeout in technology shares.
The Fund’s worst performance of the year came during second quarter. May provided global investors a range of new issues to navigate across the major asset classes with notable divergence across regional equity markets as stresses emerged in a number of emerging market countries at month’s end. Particularly acute was the situation in Turkey, where an approximately 13% month to date decline in the Turkish Lira against the U.S. dollar through May 22nd forced the central bank to raise short term interest rates for a second consecutive month to try and arrest the fall. Mexico and Brazil also had declines in their currencies against the U.S. dollar of better than 5% during the month.
During the next 3 month stretch, the Fund’s performance again delivered negative returns, albeit less than the previous quarter. During this period, Turkey, which is a relatively small market, was the source of the most severe volatility. Problems started to percolate when President Erdogan appointed his son-in-law as finance minister and the Central Bank of Turkey failed to raise interest rates to stem accelerating inflation early in the quarter. Things got worse when a diplomatic spat with the United States led to additional tariffs being announced on steel and aluminum exports. In addition, markets in China and South Africa endured a challenging third quarter. Chinese stocks came under pressure amid decelerating economic data and an ongoing trade dispute with the United States that culminated in U.S. tariffs of 10% on an additional $200 billion in Chinese goods. In South Africa, a weak second quarter read on GDP growth landed the country into a technical recession. The combination of economic weakness and rising inflation pressured the South African rand as well as local equities.
Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. While emerging markets demonstrated a degree of resilience during the final quarter, as emerging markets fell less than their developed market counterparts, the drop was nonetheless significant and accordingly the Fund delivered its second worst performance of the year during this last quarter of 2018. In China, various efforts emerged to prop up the economy but signs of slower growth weighed on the market. The Chinese market dropped sharply during October’s volatility despite a raft of policy support efforts including a reduction in the required reserve ratio for banks, a reduction in personal income taxes as well as verbal intervention from Chinese President Xi Xinping promising “unwavering” support for the private sector. Elsewhere, Mexican equities dropped by double-digits in the 4th quarter. In October, President Andres Manuel Lopez Obrador canceled an airport construction project which led to heightened market uncertainty and a credit outlook downgrade from Fitch. The peso plunged and Mexican equities sold off aggressively as a result.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were National Bank of Greece S.A., ASE Technology Holding Co., Ltd., and Qatar National Bank QPSC. The top negative contributors to the Fund’s performance during the Reporting Period were Samsung Electronics Co., Ltd., Alibaba Group Holding Ltd. Sponsored ADR, and Tencent Holdings Ltd.
See accompanying notes to financial statements.
1

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Emerging Markets Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Emerging Markets Equity Index Fund Class K	(14.77%)	8.95%
MSCI Emerging Markets Index(1)	(14.58%)	9.40%

*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	97.1%
Warrants	0.6
Preferred Stocks	0.0
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Financials	24.6%
Information Technology	13.8
Communication Services	13.8
Consumer Discretionary	10.1
Energy	7.8
TOTAL	70.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 97.1%
BRAZIL — 7.3%
Ambev SA	554,685	$ 2,201,137
Atacadao Distribuicao Comercio e Industria Ltda	45,000	210,037
B2W Cia Digital (a)	20,500	222,256
B3 SA - Brasil Bolsa Balcao	242,492	1,677,407
Banco Bradesco SA Preference Shares	394,547	3,934,527
Banco Bradesco SA (a)	118,424	1,034,291
Banco do Brasil SA	100,698	1,207,882
Banco Santander Brasil SA	49,000	539,844
BB Seguridade Participacoes SA	83,137	591,821
BR Malls Participacoes SA	100,103	337,572
Braskem SA Class A, Preference Shares	20,500	250,607
BRF SA (a)	60,723	343,587
CCR SA	142,369	411,413
Centrais Eletricas Brasileiras SA (a)	26,800	167,545
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	25,600	186,068
Cia Brasileira de Distribuicao Preference Shares	18,700	390,718
Cia de Saneamento Basico do Estado de Sao Paulo	39,000	316,971
Cia Energetica de Minas Gerais Preference Shares	99,526	355,913
Cia Siderurgica Nacional SA (a)	77,600	176,994
Cielo SA	143,556	329,282
Cosan SA	19,700	170,073
Embraer SA	76,617	428,577
Engie Brasil Energia SA	24,587	209,472
Equatorial Energia SA	20,000	384,751
Fibria Celulose SA	29,535	515,143
Gerdau SA Preference Shares	123,000	470,324
Hypera SA	40,100	312,461
IRB Brasil Resseguros S/A	13,500	290,708
Itau Unibanco Holding SA Preference Shares	568,761	5,209,576
Itausa - Investimentos Itau SA Preference Shares	520,663	1,622,811
Itausa - Investimentos Itau SA	253	868
JBS SA	113,300	338,811
Klabin SA	80,907	331,498
Kroton Educacional SA	167,121	382,471
Localiza Rent a Car SA	58,985	452,765
Lojas Americanas SA Preference Shares	88,473	449,698
Lojas Renner SA	84,292	922,139
M Dias Branco SA	11,300	124,786
Magazine Luiza SA	8,800	411,125
Multiplan Empreendimentos Imobiliarios SA	34,954	219,243
Natura Cosmeticos SA	22,400	260,079
Petrobras Distribuidora SA	41,600	275,849
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	460,898	$ 2,697,069
Petroleo Brasileiro SA	350,014	2,293,841
Porto Seguro SA	12,500	168,193
Raia Drogasil SA	27,600	406,977
Rumo SA (a)	126,122	553,202
Sul America SA	23,033	169,966
Suzano Papel e Celulose SA	52,700	517,788
Telefonica Brasil SA Preference Shares	53,155	634,034
TIM Participacoes SA	100,400	306,970
Ultrapar Participacoes SA	42,382	581,751
Vale SA	372,184	4,897,474
WEG SA	97,330	440,474
		42,336,839
CHILE — 1.1%
Aguas Andinas SA Class A	321,689	176,938
Banco de Chile	2,969,154	424,281
Banco de Credito e Inversiones SA	6,124	397,839
Banco Santander Chile	7,713,285	574,495
Cencosud SA	172,446	312,192
Cia Cervecerias Unidas SA	17,663	226,911
Colbun SA	950,433	190,853
Embotelladora Andina SA Class B, Preference Shares	33,443	125,031
Empresa Nacional de Telecomunicaciones SA	16,785	130,159
Empresas CMPC SA	149,080	473,898
Empresas COPEC SA	46,362	556,331
Enel Americas SA	3,412,809	602,454
Enel Chile SA	3,374,031	325,589
Itau CorpBanca	18,907,140	176,512
Latam Airlines Group SA	35,831	358,011
SACI Falabella	86,232	632,401
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,068	553,497
		6,237,392
CHINA — 28.0%
3SBio, Inc. (b)(c)	157,300	201,714
51job, Inc. ADR (a)	2,900	181,076
58.com, Inc. ADR (a)	11,200	607,152
AAC Technologies Holdings, Inc.	87,000	505,042
Agile Group Holdings, Ltd.	186,000	218,800
Agricultural Bank of China, Ltd. Class A	34,800	18,235
Agricultural Bank of China, Ltd. Class H	3,441,500	1,507,704
Air China, Ltd. Class H	226,000	196,864
Alibaba Group Holding, Ltd. ADR (a)(c)	153,182	20,996,657
Alibaba Health Information Technology, Ltd. (a)(c)	424,500	344,291
Aluminum Corp. of China, Ltd. Class H (a)	456,000	146,771

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Angang Steel Co., Ltd. Class H	128,000	$ 88,283
Anhui Conch Cement Co., Ltd. Class H	145,500	706,189
ANTA Sports Products, Ltd.	128,000	613,895
Autohome, Inc. ADR (c)	6,900	539,787
AviChina Industry & Technology Co., Ltd. Class H (c)	245,000	153,959
BAIC Motor Corp., Ltd. Class H (b)	195,500	103,127
Baidu, Inc. ADR (a)	32,900	5,217,940
Bank of China, Ltd. Class H	9,402,000	4,058,927
Bank of Communications Co., Ltd. Class H	1,045,000	815,515
Baozun, Inc. ADR (a)(c)	4,600	134,366
BBMG Corp. Class H (c)	275,000	86,757
Beijing Capital International Airport Co., Ltd. Class H	196,000	208,033
Beijing Enterprises Holdings, Ltd.	61,000	323,335
Beijing Enterprises Water Group, Ltd. (a)	684,000	348,581
Brilliance China Automotive Holdings, Ltd.	370,000	275,515
BYD Co., Ltd. Class H (c)	76,500	488,058
BYD Electronic International Co., Ltd. (c)	76,500	96,146
CAR, Inc. (a)	89,000	66,272
CGN Power Co., Ltd. Class H (b)	1,287,700	305,916
China Agri-Industries Holdings, Ltd.	247,000	88,019
China Cinda Asset Management Co., Ltd. Class H	1,016,481	246,676
China CITIC Bank Corp., Ltd. Class H	1,060,000	644,447
China Coal Energy Co., Ltd. Class H	245,000	96,381
China Communications Construction Co., Ltd. Class H	528,000	499,045
China Communications Services Corp., Ltd. Class H	292,000	241,675
China Conch Venture Holdings, Ltd.	193,000	574,364
China Construction Bank Corp. Class H	11,368,500	9,380,154
China Eastern Airlines Corp., Ltd. Class H	164,000	91,328
China Everbright Bank Co., Ltd. Class H	301,000	130,329
China Everbright International, Ltd.	399,222	357,953
China Evergrande Group (c)	311,000	931,489
China Galaxy Securities Co., Ltd. Class H	433,000	195,779
China Hongqiao Group, Ltd. (c)	271,000	154,029
China Huarong Asset Management Co., Ltd. Class H (b)	1,217,500	222,372
China Huishan Dairy Holdings Co., Ltd. (a)(d)	406,100	—
Security Description	Shares	Value
China International Capital Corp., Ltd. Class H (b)(c)	123,200	$ 231,314
China Jinmao Holdings Group, Ltd.	600,000	269,754
China Life Insurance Co., Ltd. Class H	876,000	1,861,794
China Literature, Ltd. (a)(b)(c)	20,000	92,728
China Longyuan Power Group Corp., Ltd. Class H	387,000	263,459
China Medical System Holdings, Ltd.	171,000	159,002
China Mengniu Dairy Co., Ltd. (a)	328,000	1,022,205
China Merchants Bank Co., Ltd. Class A	4,300	15,772
China Merchants Bank Co., Ltd. Class H	459,500	1,684,386
China Merchants Port Holdings Co., Ltd.	156,360	281,591
China Minsheng Banking Corp., Ltd. Class H	743,200	512,594
China Mobile, Ltd.	726,500	6,991,867
China Molybdenum Co., Ltd. Class H	465,000	171,049
China National Building Material Co., Ltd. Class H	470,000	321,764
China Oilfield Services, Ltd. Class H	224,000	192,547
China Oriental Group Co., Ltd.	122,000	72,614
China Overseas Land & Investment, Ltd.	452,000	1,552,977
China Pacific Insurance Group Co., Ltd. Class H	314,000	1,016,674
China Petroleum & Chemical Corp. Class H	3,000,000	2,141,940
China Power International Development, Ltd.	523,000	118,904
China Railway Construction Corp., Ltd. Class H	234,000	324,579
China Railway Group, Ltd. Class H	457,000	416,179
China Railway Signal & Communication Corp., Ltd. Class H (b)	174,000	121,788
China Reinsurance Group Corp. Class H	669,000	136,716
China Resources Beer Holdings Co., Ltd.	173,333	605,498
China Resources Gas Group, Ltd.	108,000	427,622
China Resources Pharmaceutical Group, Ltd. (b)	186,500	243,447
China Resources Power Holdings Co., Ltd.	230,000	442,412
China Shenhua Energy Co., Ltd. Class H	405,000	887,660
China Southern Airlines Co., Ltd. Class H	206,000	127,610
China Taiping Insurance Holdings Co., Ltd.	189,200	519,558

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
China Telecom Corp., Ltd. Class H	1,656,000	$ 846,047
China Tower Corp., Ltd. Class H (a)(b)	4,730,000	894,123
China Travel International Investment Hong Kong, Ltd.	258,000	68,872
China Unicom Hong Kong, Ltd.	730,000	779,477
China Vanke Co., Ltd. Class H	146,900	499,089
China Zhongwang Holdings, Ltd. (c)	192,800	85,450
Chongqing Rural Commercial Bank Co., Ltd. Class H	310,000	166,297
CIFI Holdings Group Co., Ltd.	400,000	212,534
CITIC Securities Co., Ltd. Class H	271,500	468,142
CITIC, Ltd.	693,000	1,086,941
CNOOC, Ltd.	2,115,000	3,268,662
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	72,913
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	304,750	114,826
COSCO SHIPPING Ports, Ltd.	206,965	203,546
Country Garden Holdings Co., Ltd. (c)	903,500	1,099,754
Country Garden Services Holdings Co., Ltd. (a)	119,000	189,078
CRRC Corp., Ltd. Class H	499,000	486,932
CSPC Pharmaceutical Group, Ltd.	560,000	808,241
Ctrip.com International, Ltd. ADR (a)	48,167	1,303,399
Dali Foods Group Co., Ltd. (b)	252,300	186,582
Datang International Power Generation Co., Ltd. Class H	360,000	84,605
Dongfeng Motor Group Co., Ltd. Class H	330,000	299,259
ENN Energy Holdings, Ltd.	94,000	833,824
Far East Horizon, Ltd.	260,000	262,346
Fosun International, Ltd.	307,000	447,010
Future Land Development Holdings, Ltd.	218,000	149,244
Fuyao Glass Industry Group Co., Ltd. Class H (b)	62,456	199,828
GDS Holdings, Ltd. ADR (a)(c)	7,200	166,248
Geely Automobile Holdings, Ltd.	588,000	1,036,408
Genscript Biotech Corp. (a)(c)	110,000	148,365
GF Securities Co., Ltd. Class H	178,000	241,445
GOME Retail Holdings, Ltd. (a)(c)	1,257,000	104,357
Great Wall Motor Co., Ltd. Class H (c)	368,500	211,329
Greentown China Holdings, Ltd.	102,000	76,604
Greentown Service Group Co., Ltd.	108,000	82,765
Guangdong Investment, Ltd.	352,000	680,680
Guangzhou Automobile Group Co., Ltd. Class H	356,800	355,918
Security Description	Shares	Value
Guangzhou R&F Properties Co., Ltd. Class H	119,600	$ 180,866
Guotai Junan Securities Co., Ltd. Class H (b)	70,200	142,026
Haitian International Holdings, Ltd.	72,000	138,862
Haitong Securities Co., Ltd. Class H	391,600	375,127
Hengan International Group Co., Ltd.	86,500	629,746
HengTen Networks Group, Ltd. (a)(c)	2,664,000	80,981
Hua Hong Semiconductor, Ltd. (b)(c)	55,000	101,860
Huadian Power International Corp., Ltd. Class H	194,000	87,468
Huaneng Power International, Inc. Class H	512,000	325,667
Huaneng Renewables Corp., Ltd. Class H	596,000	159,860
Huatai Securities Co., Ltd. Class H (b)(c)	198,300	314,064
Huazhu Group, Ltd. ADR (c)	15,600	446,628
Industrial & Commercial Bank of China, Ltd. Class A	27,800	21,405
Industrial & Commercial Bank of China, Ltd. Class H	8,213,000	5,863,918
Industrial Bank Co., Ltd. Class A	7,800	16,962
Inner Mongolia Yitai Coal Co., Ltd. Class B	117,600	139,003
JD.com, Inc. ADR (a)	85,967	1,799,289
Jiangsu Expressway Co., Ltd. Class H	148,000	206,423
Jiangxi Copper Co., Ltd. Class H (c)	155,000	182,333
Kaisa Group Holdings, Ltd. (a)	250,000	79,828
Kingdee International Software Group Co., Ltd. (c)	282,000	249,247
Kingsoft Corp., Ltd.	103,000	148,395
Kunlun Energy Co., Ltd.	386,000	409,204
Kweichow Moutai Co., Ltd. Class A	400	34,351
KWG Group Holdings, Ltd. (a)	155,250	137,417
Legend Holdings Corp. Class H (b)	44,800	117,302
Lenovo Group, Ltd.	856,000	578,367
Logan Property Holdings Co., Ltd.	166,000	207,994
Longfor Group Holdings, Ltd.	174,000	520,043
Luye Pharma Group, Ltd. (b)(c)	143,500	99,890
Maanshan Iron & Steel Co., Ltd. Class H	224,000	98,706
Meitu, Inc. (a)(b)	201,000	56,223
Metallurgical Corp. of China, Ltd. Class H	338,000	81,161
MMG, Ltd. (a)	294,000	126,547
Momo, Inc. ADR (a)	16,900	401,375
NetEase, Inc. ADR	9,173	2,159,049

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class H	98,900	$ 392,854
New Oriental Education & Technology Group, Inc. ADR (a)	17,000	931,770
Nexteer Automotive Group, Ltd.	99,000	141,115
Noah Holdings, Ltd. ADR (a)	3,200	138,624
People's Insurance Co. Group of China, Ltd. Class H	874,000	351,638
PetroChina Co., Ltd. Class H	2,484,000	1,548,266
PICC Property & Casualty Co., Ltd. Class H	823,000	841,989
Ping An Insurance Group Co. of China, Ltd. Class A	2,200	17,964
Ping An Insurance Group Co. of China, Ltd. Class H (c)	616,500	5,445,021
Postal Savings Bank of China Co., Ltd. Class H (b)	341,000	179,878
Semiconductor Manufacturing International Corp. (a)(c)	357,300	312,606
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	191,107
Shanghai Electric Group Co., Ltd. Class H	318,000	101,541
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	193,886
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	105,660	134,717
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,700	204,761
Shanghai Pudong Development Bank Co., Ltd. Class A	14,600	20,826
Shenzhen Investment, Ltd.	376,000	124,383
Shenzhou International Group Holdings, Ltd.	89,000	1,008,864
Shui On Land, Ltd.	425,800	94,630
Sihuan Pharmaceutical Holdings Group, Ltd.	423,000	74,018
SINA Corp. (a)	7,800	418,392
Sino-Ocean Group Holding, Ltd.	379,500	167,227
Sinopec Engineering Group Co., Ltd. Class H	163,500	134,277
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	166,476
Sinopharm Group Co., Ltd. Class H	141,600	595,023
Sinotrans, Ltd. Class H	239,500	104,006
Sinotruk Hong Kong, Ltd. (c)	88,500	133,383
SOHO China, Ltd. (a)	241,000	85,881
Sunac China Holdings, Ltd. (c)	288,700	940,289
Sunny Optical Technology Group Co., Ltd.	85,200	757,396
TAL Education Group ADR (a)	42,300	1,128,564
Tencent Holdings, Ltd.	675,100	27,075,223
Tingyi Cayman Islands Holding Corp.	232,000	309,952
Security Description	Shares	Value
Tong Ren Tang Technologies Co., Ltd. Class H	67,500	$ 88,456
Towngas China Co., Ltd. (a)	113,815	84,460
TravelSky Technology, Ltd. Class H	113,000	289,379
Tsingtao Brewery Co., Ltd. Class H	44,000	177,588
Uni-President China Holdings, Ltd.	163,000	141,570
Vipshop Holdings, Ltd. ADR (a)	51,388	280,578
Want Want China Holdings, Ltd.	585,000	409,459
Weibo Corp. ADR (a)(c)	6,560	383,301
Weichai Power Co., Ltd. Class H	224,000	256,062
Wuxi Biologics Cayman, Inc. (a)(b)	58,500	374,715
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	82,600	73,217
Xinyi Solar Holdings, Ltd. (c)	360,000	126,447
Yanzhou Coal Mining Co., Ltd. Class H	230,000	185,660
Yihai International Holding, Ltd.	59,000	144,234
Yum China Holdings, Inc.	43,300	1,451,849
Yuzhou Properties Co., Ltd.	177,466	73,214
YY, Inc. ADR (a)	5,800	347,188
Zhaojin Mining Industry Co., Ltd. Class H	125,500	127,434
Zhejiang Expressway Co., Ltd. Class H	162,000	140,494
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	28,700	91,826
Zhongsheng Group Holdings, Ltd.	69,500	137,769
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	366,963
Zijin Mining Group Co., Ltd. Class H	662,000	251,124
ZTE Corp. Class H (a)	87,800	165,970
		162,211,182
COLOMBIA — 0.4%
Bancolombia SA	26,334	246,514
Bancolombia SA Preference Shares	53,811	520,297
Cementos Argos SA	50,813	108,902
Ecopetrol SA	587,120	478,193
Grupo Argos SA	35,158	182,962
Grupo Aval Acciones y Valores SA Preference Shares	454,374	139,775
Grupo de Inversiones Suramericana SA Preference Shares	13,200	126,330
Grupo de Inversiones Suramericana SA	26,861	265,674
Interconexion Electrica SA ESP	51,163	220,249
		2,288,896
CZECH REPUBLIC — 0.2%
CEZ A/S	18,944	450,164
Komercni banka A/S	8,685	326,737

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Moneta Money Bank A/S (b)	58,343	$ 187,877
		964,778
EGYPT — 0.1%
Commercial International Bank Egypt SAE	124,119	519,402
Eastern Tobacco	98,885	90,498
ElSewedy Electric Co.	98,402	99,390
		709,290
GREECE — 0.2%
Alpha Bank AE (a)	171,194	215,270
FF Group (a)(d)	3,869	10,615
Hellenic Telecommunications Organization SA	29,018	315,797
JUMBO SA	12,620	183,506
Motor Oil Hellas Corinth Refineries SA	7,510	180,286
OPAP SA	25,623	222,465
Titan Cement Co. SA	5,183	114,825
		1,242,764
HONG KONG — 1.2%
Alibaba Pictures Group, Ltd. (a)(c)	1,725,900	290,980
China Ding Yi Feng Holdings, Ltd. (a)	112,000	300,408
China Everbright, Ltd.	114,000	202,101
China First Capital Group, Ltd. (a)	382,000	217,119
China Gas Holdings, Ltd.	212,400	756,890
China Resources Cement Holdings, Ltd.	299,000	269,237
China Resources Land, Ltd.	328,000	1,260,999
China State Construction International Holdings, Ltd.	240,000	190,667
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	161,914
Fullshare Holdings, Ltd. (a)(c)	788,600	181,302
Haier Electronics Group Co., Ltd. (a)	153,000	376,376
Hutchison China MediTech, Ltd. ADR (a)(c)	6,600	152,394
Jiayuan International Group, Ltd. (c)	120,358	222,596
Kingboard Holdings, Ltd.	85,000	226,903
Kingboard Laminates Holdings, Ltd.	133,800	110,398
Lee & Man Paper Manufacturing, Ltd.	179,000	151,808
Nine Dragons Paper Holdings, Ltd.	189,000	175,015
Shanghai Industrial Holdings, Ltd.	57,000	115,320
Shenzhen International Holdings, Ltd.	113,050	217,744
Shimao Property Holdings, Ltd.	136,000	363,044
Sino Biopharmaceutical, Ltd.	811,000	534,497
SSY Group, Ltd.	184,000	136,308
Sun Art Retail Group, Ltd.	290,000	295,580
Security Description	Shares	Value
Yuexiu Property Co., Ltd.	799,000	$ 146,955
		7,056,555
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	43,979	482,373
OTP Bank Nyrt	26,060	1,048,424
Richter Gedeon Nyrt	16,921	327,412
		1,858,209
INDIA — 9.2%
Adani Ports & Special Economic Zone, Ltd.	60,776	336,286
Ambuja Cements, Ltd.	68,834	221,838
Ashok Leyland, Ltd.	144,420	212,033
Asian Paints, Ltd.	34,174	670,117
Aurobindo Pharma, Ltd.	31,970	335,613
Avenue Supermarts, Ltd. (a)(b)	14,631	336,504
Axis Bank, Ltd. (a)	211,645	1,879,234
Bajaj Auto, Ltd.	10,054	392,425
Bajaj Finance, Ltd.	20,707	783,316
Bajaj Finserv, Ltd.	4,579	424,493
Bharat Forge, Ltd.	25,984	189,255
Bharat Petroleum Corp., Ltd.	91,293	474,674
Bharti Airtel, Ltd.	167,110	747,525
Bharti Infratel, Ltd.	40,967	151,921
Bosch, Ltd.	845	237,953
Britannia Industries, Ltd.	6,960	311,039
Cadila Healthcare, Ltd.	24,031	119,992
Cipla, Ltd.	40,900	304,048
Coal India, Ltd.	82,509	284,524
Container Corp. Of India, Ltd.	20,206	198,920
Dabur India, Ltd.	62,533	385,149
Divi's Laboratories, Ltd.	9,808	208,087
Dr Reddy's Laboratories, Ltd. ADR (c)	1,119	42,186
Dr Reddy's Laboratories, Ltd.	12,520	469,310
Eicher Motors, Ltd.	1,593	526,741
GAIL India, Ltd.	79,845	410,690
GAIL India, Ltd. GDR	2,556	78,469
Glenmark Pharmaceuticals, Ltd.	16,028	158,983
Godrej Consumer Products, Ltd.	42,979	499,262
Grasim Industries, Ltd.	39,281	465,419
Havells India, Ltd.	30,412	301,245
HCL Technologies, Ltd.	66,410	917,174
Hero MotoCorp, Ltd.	5,759	254,892
Hindalco Industries, Ltd.	139,756	451,407
Hindustan Petroleum Corp., Ltd.	75,088	272,216
Hindustan Unilever, Ltd.	76,425	1,990,017
Housing Development Finance Corp., Ltd.	190,012	5,348,042
ICICI Bank, Ltd. ADR	2,650	27,269
ICICI Bank, Ltd.	275,547	1,424,011
Indiabulls Housing Finance, Ltd.	32,634	398,722
Indian Oil Corp., Ltd.	169,425	332,953
Infosys, Ltd. ADR (c)	1,518	14,451
Infosys, Ltd.	412,135	3,893,780
InterGlobe Aviation, Ltd. (b)	11,358	189,465

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
ITC, Ltd.	403,478	$ 1,627,435
JSW Steel, Ltd.	99,235	437,080
Larsen & Toubro, Ltd. GDR	4,523	92,495
Larsen & Toubro, Ltd.	52,191	1,076,488
LIC Housing Finance, Ltd.	34,422	239,694
Lupin, Ltd.	26,873	324,813
Mahindra & Mahindra Financial Services, Ltd.	35,013	237,666
Mahindra & Mahindra, Ltd. GDR	8,990	102,037
Mahindra & Mahindra, Ltd.	78,692	907,131
Marico, Ltd.	54,929	294,728
Maruti Suzuki India, Ltd.	12,471	1,331,145
Motherson Sumi Systems, Ltd.	109,174	260,835
Nestle India, Ltd.	2,768	439,970
NTPC, Ltd.	236,279	503,254
Oil & Natural Gas Corp., Ltd.	167,051	358,437
Page Industries, Ltd.	629	225,463
Petronet LNG, Ltd.	69,333	222,056
Pidilite Industries, Ltd.	14,662	232,841
Piramal Enterprises, Ltd.	9,856	335,427
Power Grid Corp. of India, Ltd.	184,323	520,376
REC, Ltd.	86,724	150,927
Reliance Industries, Ltd. GDR (b)	615	19,588
Reliance Industries, Ltd.	336,135	5,417,688
Shree Cement, Ltd.	965	238,656
Shriram Transport Finance Co., Ltd.	17,900	317,413
State Bank of India (a)	187,806	795,314
State Bank of India GDR (a)	2,503	106,628
Sun Pharmaceutical Industries, Ltd.	98,969	609,776
Tata Consultancy Services, Ltd.	106,674	2,895,088
Tata Motors, Ltd. ADR (a)(c)	541	6,589
Tata Motors, Ltd. (a)	179,162	444,088
Tata Power Co., Ltd.	138,650	152,323
Tata Steel, Ltd.	32,077	239,377
Tata Steel, Ltd. GDR	10,534	78,162
Tech Mahindra, Ltd.	55,819	576,979
Titan Co., Ltd.	37,057	492,386
UltraTech Cement, Ltd.	11,418	652,551
United Spirits, Ltd. (a)	35,264	319,227
UPL, Ltd.	42,898	465,939
Vedanta, Ltd.	151,502	438,676
Vedanta, Ltd. ADR (c)	366	4,224
Vodafone Idea, Ltd. (a)	221,163	119,428
Wipro, Ltd. ADR (c)	18,541	95,115
Wipro, Ltd.	112,599	533,279
Yes Bank, Ltd.	199,466	519,700
Zee Entertainment Enterprises, Ltd.	57,992	395,640
		53,525,782
INDONESIA — 2.2%
Adaro Energy Tbk PT	1,664,500	140,637
Astra International Tbk PT	2,386,800	1,365,190
Bank Central Asia Tbk PT	1,160,300	2,097,900
Bank Danamon Indonesia Tbk PT	334,800	176,946
Security Description	Shares	Value
Bank Mandiri Persero Tbk PT	2,172,300	$ 1,114,097
Bank Negara Indonesia Persero Tbk PT	878,900	537,853
Bank Rakyat Indonesia Persero Tbk PT	6,537,500	1,663,926
Bank Tabungan Negara Persero Tbk PT	468,600	82,771
Bukit Asam Tbk PT	314,100	93,924
Bumi Serpong Damai Tbk PT (a)	811,500	70,823
Charoen Pokphand Indonesia Tbk PT	867,000	435,610
Gudang Garam Tbk PT	55,200	321,008
Hanjaya Mandala Sampoerna Tbk PT	1,067,500	275,412
Indah Kiat Pulp & Paper Corp. Tbk PT	312,500	251,000
Indocement Tunggal Prakarsa Tbk PT	212,100	272,131
Indofood CBP Sukses Makmur Tbk PT	271,800	197,518
Indofood Sukses Makmur Tbk PT	507,600	262,978
Jasa Marga Persero Tbk PT	247,489	73,661
Kalbe Farma Tbk PT	2,437,100	257,607
Pabrik Kertas Tjiwi Kimia Tbk PT	154,700	119,414
Pakuwon Jati Tbk PT	2,464,100	106,241
Perusahaan Gas Negara Persero Tbk	1,242,400	183,163
Semen Indonesia Persero Tbk PT	342,800	274,145
Surya Citra Media Tbk PT	683,500	88,883
Telekomunikasi Indonesia Persero Tbk PT	5,939,200	1,548,818
Tower Bersama Infrastructure Tbk PT	224,500	56,203
Unilever Indonesia Tbk PT	181,600	573,341
United Tractors Tbk PT	192,700	366,505
		13,007,705
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	17,237	261,760
MALAYSIA — 2.4%
AirAsia Group Bhd	175,900	126,418
Alliance Bank Malaysia Bhd	115,600	112,453
AMMB Holdings Bhd	191,900	201,536
Axiata Group Bhd	330,093	313,918
British American Tobacco Malaysia Bhd	16,200	141,439
CIMB Group Holdings Bhd	559,109	772,538
Dialog Group Bhd	444,400	334,443
DiGi.Com Bhd	372,500	405,626
Fraser & Neave Holdings Bhd	15,100	122,408
Gamuda Bhd	225,300	127,575
Genting Bhd	249,200	367,845
Genting Malaysia Bhd	340,800	249,054
Genting Plantations Bhd	28,800	68,716
HAP Seng Consolidated Bhd	69,300	165,180
Hartalega Holdings Bhd	162,500	241,440
Hong Leong Bank Bhd	78,500	387,514

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Hong Leong Financial Group Bhd	26,800	$ 120,365
IHH Healthcare Bhd	296,200	386,332
IJM Corp. Bhd	337,500	132,305
IOI Corp. Bhd	217,200	233,887
IOI Properties Group Bhd	196,525	73,236
Kuala Lumpur Kepong Bhd	49,000	293,111
Malayan Banking Bhd	450,190	1,034,920
Malaysia Airports Holdings Bhd	105,200	213,327
Maxis Bhd	283,500	367,024
MISC Bhd	129,400	209,795
Nestle Malaysia Bhd	6,800	242,546
Petronas Chemicals Group Bhd	280,500	630,573
Petronas Dagangan Bhd	23,200	148,772
Petronas Gas Bhd	81,800	380,051
PPB Group Bhd	68,720	292,341
Press Metal Aluminium Holdings Bhd	163,300	190,862
Public Bank Bhd	345,300	2,068,875
QL Resources Bhd	81,800	134,799
RHB Capital Bhd	116,810	149,528
Sime Darby Bhd	295,469	171,597
Sime Darby Plantation Bhd	288,469	332,272
Sime Darby Property Bhd	365,569	88,020
SP Setia Bhd Group	171,547	96,722
Telekom Malaysia Bhd	127,600	82,133
Tenaga Nasional Bhd	368,500	1,212,728
Top Glove Corp. Bhd	162,800	220,612
Westports Holdings Bhd	130,400	114,228
YTL Corp. Bhd	386,796	94,534
		13,853,598
MEXICO — 2.7%
Alfa SAB de CV Class A	365,440	434,028
Alsea SAB de CV (c)	62,700	163,136
America Movil SAB de CV Series L	3,988,921	2,833,640
Arca Continental SAB de CV	53,600	299,112
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (c)	220,716	273,013
Cemex SAB de CV Series CPO (a)	1,737,717	838,251
Coca-Cola Femsa SAB de CV Series L	63,400	384,126
El Puerto de Liverpool SAB de CV Series C1 (c)	21,000	134,549
Fibra Uno Administracion SA de CV REIT	402,958	447,078
Fomento Economico Mexicano SAB de CV	228,980	1,964,737
Gruma SAB de CV Class B	26,060	293,592
Grupo Aeroportuario del Pacifico SAB de CV Class B	43,200	351,281
Grupo Aeroportuario del Sureste SAB de CV Class B	25,085	377,566
Security Description	Shares	Value
Grupo Bimbo SAB de CV Class A (c)	198,615	$ 395,339
Grupo Carso SAB de CV Series A1 (c)	52,900	189,077
Grupo Financiero Banorte SAB de CV Series O	305,903	1,490,081
Grupo Financiero Inbursa SAB de CV Series O (c)	280,426	403,970
Grupo Mexico SAB de CV Class B (c)	417,836	860,761
Grupo Televisa SAB Series CPO	287,829	722,139
Industrias Penoles SAB de CV	17,115	208,574
Infraestructura Energetica Nova SAB de CV	65,700	243,601
Kimberly-Clark de Mexico SAB de CV Class A (a)(c)	185,389	294,646
Megacable Holdings SAB de CV (c)	37,300	166,653
Mexichem SAB de CV	126,310	320,108
Promotora y Operadora de Infraestructura SAB de CV	26,275	250,612
Wal-Mart de Mexico SAB de CV	617,194	1,566,353
		15,906,023
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	57,275
MCB Bank, Ltd.	48,800	68,056
Oil & Gas Development Co., Ltd.	76,400	70,455
		195,786
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	21,500	348,730
Credicorp, Ltd.	8,000	1,773,360
Southern Copper Corp.	10,267	315,916
		2,438,006
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	227,830	238,293
Aboitiz Power Corp.	164,600	109,869
Alliance Global Group, Inc.	457,100	103,442
Ayala Corp.	29,595	506,523
Ayala Land, Inc.	860,400	664,300
Bank of the Philippine Islands	104,979	187,659
BDO Unibank, Inc.	233,639	581,154
DMCI Holdings, Inc.	443,930	107,891
Globe Telecom, Inc.	3,720	134,411
GT Capital Holdings, Inc.	10,013	185,655
International Container Terminal Services, Inc.	53,670	102,063
JG Summit Holdings, Inc.	329,380	348,892
Jollibee Foods Corp.	50,130	278,177
Manila Electric Co.	25,860	186,875
Megaworld Corp.	1,275,800	115,243
Metro Pacific Investments Corp.	1,727,000	152,387
Metropolitan Bank & Trust Co.	192,113	295,741
PLDT, Inc.	9,961	213,105
Robinsons Land Corp.	250,186	95,868

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Security Bank Corp.	25,200	$ 74,280
SM Investments Corp.	28,710	500,930
SM Prime Holdings, Inc.	1,191,900	811,448
Universal Robina Corp.	101,540	245,233
		6,239,439
POLAND — 1.2%
Alior Bank SA (a)	11,309	159,998
Bank Handlowy w Warszawie SA	3,954	72,728
Bank Millennium SA (a)	70,894	167,387
Bank Polska Kasa Opieki SA	20,301	589,022
CCC SA	3,225	165,939
CD Projekt SA (a)	7,952	308,195
Cyfrowy Polsat SA (a)	29,588	177,682
Dino Polska SA (a)(b)	5,424	138,388
Grupa Lotos SA	10,561	248,792
Jastrzebska Spolka Weglowa SA (a)	5,878	105,238
KGHM Polska Miedz SA (a)	16,072	380,244
LPP SA	149	311,346
mBank SA	1,659	187,329
Orange Polska SA (a)	76,094	97,023
PGE Polska Grupa Energetyczna SA (a)	96,267	256,251
Polski Koncern Naftowy ORLEN SA	35,232	1,014,265
Polskie Gornictwo Naftowe i Gazownictwo SA	199,243	366,479
Powszechna Kasa Oszczednosci Bank Polski SA	101,631	1,067,778
Powszechny Zaklad Ubezpieczen SA	70,573	824,690
Santander Bank Polska SA	3,990	380,440
		7,019,214
QATAR — 1.1%
Barwa Real Estate Co.	23,102	253,210
Commercial Bank PQSC	22,868	247,380
Ezdan Holding Group QSC (a)	96,383	343,577
Industries Qatar QSC	21,370	784,139
Masraf Al Rayan QSC	43,799	501,350
Ooredoo QSC	9,694	199,670
Qatar Electricity & Water Co. QSC	6,012	305,450
Qatar Insurance Co. SAQ	18,088	178,334
Qatar Islamic Bank SAQ	13,731	573,186
Qatar National Bank QPSC	53,611	2,871,032
		6,257,328
ROMANIA — 0.1%
NEPI Rockcastle PLC	44,266	347,727
RUSSIA — 3.6%
Alrosa PJSC	304,793	433,294
Gazprom PJSC	1,251,718	2,771,111
Inter RAO UES PJSC	3,621,928	202,549
LUKOIL PJSC	57,225	4,121,998
Magnit PJSC GDR	2,500	31,825
Security Description	Shares	Value
Magnit PJSC	9,091	$ 460,889
Magnitogorsk Iron & Steel Works PJSC	258,500	160,434
MMC Norilsk Nickel PJSC	7,460	1,402,154
Mobile TeleSystems PJSC ADR	49,670	347,690
Mobile TeleSystems PJSC	17,901	61,414
Moscow Exchange MICEX-RTS PJSC (a)	157,411	184,180
Novatek PJSC GDR	400	68,400
Novatek PJSC	101,850	1,660,637
Novolipetsk Steel PJSC (a)	137,153	311,228
PhosAgro PJSC GDR	14,306	182,402
Polymetal International PLC	20,880	218,593
Polyus PJSC (a)	3,245	252,546
Rosneft Oil Co. PJSC	135,591	842,307
Sberbank of Russia PJSC	1,267,544	3,404,723
Severstal PJSC	24,050	326,884
Surgutneftegas PJSC Preference Shares	826,900	469,636
Surgutneftegas PJSC	844,500	327,160
Tatneft PJSC	179,426	1,908,515
Transneft PJSC Preference Shares	52	128,140
VTB Bank PJSC	373,600,000	182,691
X5 Retail Group NV GDR	13,973	346,251
		20,807,651
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (b)	26,000	192,443
SOUTH AFRICA — 6.0%
Absa Group, Ltd.	85,888	966,173
Anglo American Platinum, Ltd.	6,209	232,187
AngloGold Ashanti, Ltd.	48,980	618,847
Aspen Pharmacare Holdings, Ltd.	46,311	434,039
Bid Corp., Ltd.	39,563	728,828
Bidvest Group, Ltd.	40,167	577,584
Capitec Bank Holdings, Ltd. (c)	4,892	380,205
Clicks Group, Ltd.	30,641	407,801
Discovery, Ltd.	42,814	475,582
Exxaro Resources, Ltd.	30,579	293,078
FirstRand, Ltd.	396,222	1,805,792
Fortress REIT, Ltd. Class A,	132,706	168,177
Fortress REIT, Ltd. Class B	88,328	89,034
Foschini Group, Ltd.	27,295	315,434
Gold Fields, Ltd.	97,070	332,946
Growthpoint Properties, Ltd. REIT	353,275	572,215
Hyprop Investments, Ltd. REIT	29,664	168,065
Investec, Ltd.	35,166	193,126
Kumba Iron Ore, Ltd. (c)	8,059	158,575
Liberty Holdings, Ltd.	16,199	123,871
Life Healthcare Group Holdings, Ltd.	159,244	292,252
MMI Holdings, Ltd. (a)	104,070	123,929
Mondi, Ltd.	14,271	307,117
Mr. Price Group, Ltd.	30,165	516,171
MTN Group, Ltd.	200,145	1,238,297
Naspers, Ltd. Class N	51,851	10,425,241

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Nedbank Group, Ltd.	47,146	$ 900,379
Netcare, Ltd.	142,508	261,834
Old Mutual, Ltd.	580,017	903,190
Pick n Pay Stores, Ltd.	44,061	207,578
PSG Group, Ltd.	17,334	294,985
Rand Merchant Investment Holdings, Ltd.	83,859	212,431
Redefine Properties, Ltd. REIT	643,308	432,450
Remgro, Ltd.	62,335	843,873
Resilient REIT, Ltd.	32,226	127,694
RMB Holdings, Ltd.	84,944	465,908
Sanlam, Ltd.	212,475	1,178,693
Sappi, Ltd.	64,084	363,744
Sasol, Ltd.	66,532	1,965,666
Shoprite Holdings, Ltd.	52,632	695,723
SPAR Group, Ltd.	23,362	336,991
Standard Bank Group, Ltd.	152,392	1,894,280
Telkom SA SOC, Ltd.	36,772	161,787
Tiger Brands, Ltd.	19,448	370,141
Truworths International, Ltd.	52,227	319,861
Vodacom Group, Ltd.	71,573	656,770
Woolworths Holdings, Ltd.	117,374	449,505
		34,988,049
SOUTH KOREA — 13.4%
Amorepacific Corp.	3,750	704,091
Amorepacific Corp. Preference Shares	1,001	91,954
AMOREPACIFIC Group	3,282	213,839
BGF retail Co., Ltd.	940	171,859
BNK Financial Group, Inc.	30,109	197,794
Celltrion Healthcare Co., Ltd. (a)(c)	6,013	405,789
Celltrion Pharm, Inc. (a)	1,928	109,722
Celltrion, Inc. (a)	9,784	1,951,013
Cheil Worldwide, Inc.	8,082	162,973
CJ CheilJedang Corp.	953	282,279
CJ Corp.	1,687	183,698
CJ ENM Co., Ltd.	1,247	225,640
CJ Logistics Corp. (a)	931	139,341
Coway Co., Ltd.	5,926	393,544
Daelim Industrial Co., Ltd.	3,213	295,154
Daewoo Engineering & Construction Co., Ltd. (a)	19,772	95,511
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,143	126,800
DB Insurance Co., Ltd.	5,674	357,994
DGB Financial Group, Inc.	18,791	139,947
Doosan Bobcat, Inc. (a)	5,246	148,099
E-MART, Inc.	2,400	392,543
Fila Korea, Ltd.	5,908	283,275
GS Engineering & Construction Corp.	6,942	272,193
GS Holdings Corp.	6,047	279,643
GS Retail Co., Ltd.	3,214	116,658
Hana Financial Group, Inc.	35,444	1,151,501
Hankook Tire Co., Ltd.	8,537	307,188
Security Description	Shares	Value
Hanmi Pharm Co., Ltd.	734	$ 305,230
Hanmi Science Co., Ltd.	1,386	98,130
Hanon Systems	22,868	221,343
Hanwha Chemical Corp. (a)	12,733	230,513
Hanwha Corp.	5,038	141,550
Hanwha Life Insurance Co., Ltd.	34,930	132,107
HDC Hyundai Development Co-Engineering & Construction (a)	2,886	124,669
HLB, Inc. (a)	3,853	275,905
Hotel Shilla Co., Ltd.	3,589	246,064
Hyundai Construction Equipment Co., Ltd. (a)	4	153
Hyundai Department Store Co., Ltd.	1,567	126,955
Hyundai Engineering & Construction Co., Ltd.	9,304	455,277
Hyundai Glovis Co., Ltd.	2,110	243,942
Hyundai Heavy Industries Co., Ltd. (a)	4,456	513,171
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,151	356,915
Hyundai Marine & Fire Insurance Co., Ltd.	7,213	265,364
Hyundai Mobis Co., Ltd.	8,038	1,368,722
Hyundai Motor Co.	16,358	1,737,250
Hyundai Motor Co., Preference Shares (f)	7,132	475,862
Hyundai Steel Co.	9,182	372,366
Industrial Bank of Korea (a)	28,940	364,409
Kakao Corp. (a)	5,856	540,570
Kangwon Land, Inc.	13,525	387,883
KB Financial Group, Inc. (a)	46,749	1,948,224
KCC Corp.	649	179,728
Kia Motors Corp.	31,055	937,940
Korea Aerospace Industries, Ltd. (a)	8,359	238,978
Korea Electric Power Corp. (a)	29,964	888,877
Korea Gas Corp. (a)	3,203	138,362
Korea Investment Holdings Co., Ltd.	5,047	269,131
Korea Zinc Co., Ltd.	975	377,924
Korean Air Lines Co., Ltd.	5,857	173,484
KT Corp. (a)	3,636	97,108
KT&G Corp. (a)	13,762	1,251,876
Kumho Petrochemical Co., Ltd.	2,053	160,626
LG Chem, Ltd.	5,403	1,680,266
LG Chem, Ltd. Preference Shares	922	161,544
LG Corp.	11,261	705,453
LG Display Co., Ltd. (a)(c)	26,678	431,563
LG Electronics, Inc. (a)	12,427	693,854
LG Household & Health Care, Ltd.	1,106	1,091,330
LG Household & Health Care, Ltd. Preference Shares	234	137,573
LG Innotek Co., Ltd.	1,643	127,223
LG Uplus Corp.	13,330	210,857

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Lotte Chemical Corp.	2,044	$ 507,428
Lotte Corp. (a)	3,364	158,884
Lotte Shopping Co., Ltd.	1,298	245,454
Medy-Tox, Inc.	508	263,060
Mirae Asset Daewoo Co., Ltd.	45,148	264,220
NAVER Corp.	16,356	1,788,342
NCSoft Corp.	2,046	855,403
Netmarble Corp. (b)	2,939	293,689
NH Investment & Securities Co., Ltd.	16,025	187,423
OCI Co., Ltd.	2,194	210,394
Orange Life Insurance, Ltd. (b)	3,722	93,400
Orion Corp/Republic of Korea	2,574	276,824
Ottogi Corp.	142	92,138
Pan Ocean Co., Ltd. (a)	26,543	105,739
Pearl Abyss Corp. (a)	670	124,837
POSCO	9,233	2,010,772
POSCO Chemtech Co., Ltd.	2,633	150,316
Posco Daewoo Corp.	5,887	96,024
S-1 Corp.	1,915	172,484
Samsung Biologics Co., Ltd. (a)(b)	1,962	679,614
Samsung C&T Corp.	8,825	834,413
Samsung Card Co., Ltd.	3,365	104,195
Samsung Electro-Mechanics Co., Ltd. (c)	6,651	616,937
Samsung Electronics Co., Ltd. Preference Shares	100,869	2,870,219
Samsung Electronics Co., Ltd.	564,335	19,573,189
Samsung Engineering Co., Ltd. (a)	18,053	284,758
Samsung Fire & Marine Insurance Co., Ltd.	3,621	872,960
Samsung Heavy Industries Co., Ltd. (a)	50,374	334,532
Samsung Life Insurance Co., Ltd.	8,318	608,307
Samsung SDI Co., Ltd. (a)	6,492	1,274,196
Samsung SDS Co., Ltd.	4,069	743,929
Samsung Securities Co., Ltd.	7,444	210,151
Shinhan Financial Group Co., Ltd. (a)	50,245	1,783,207
Shinsegae, Inc.	883	202,588
SillaJen, Inc. (a)(c)	6,944	457,415
SK Holdings Co., Ltd.	3,725	867,987
SK Hynix, Inc. (a)	68,385	3,707,916
SK Innovation Co., Ltd.	7,636	1,228,412
SK Telecom Co., Ltd.	2,398	579,191
S-Oil Corp.	5,367	469,937
ViroMed Co., Ltd. (a)	1,559	354,890
Woori Bank (a)	55,777	779,818
Yuhan Corp.	1,029	188,592
		77,610,497
TAIWAN — 11.1%
Acer, Inc. (a)	356,000	225,272
Advantech Co., Ltd.	42,098	288,305
Airtac International Group	13,000	127,094
Security Description	Shares	Value
ASE Technology Holding Co., Ltd. (a)	406,307	$ 770,657
Asia Cement Corp.	256,000	282,760
Asustek Computer, Inc.	84,000	550,672
AU Optronics Corp.	994,000	397,768
Catcher Technology Co., Ltd.	78,000	570,973
Cathay Financial Holding Co., Ltd.	962,000	1,470,996
Chailease Holding Co., Ltd.	136,560	430,513
Chang Hwa Commercial Bank, Ltd.	634,075	354,820
Cheng Shin Rubber Industry Co., Ltd.	222,000	295,042
Chicony Electronics Co., Ltd.	71,788	146,206
China Airlines, Ltd.	333,000	119,172
China Development Financial Holding Corp.	1,603,000	506,919
China Life Insurance Co., Ltd.	314,204	284,692
China Steel Corp.	1,486,000	1,172,382
Chunghwa Telecom Co., Ltd.	448,000	1,647,005
Compal Electronics, Inc.	480,000	272,505
CTBC Financial Holding Co., Ltd.	2,069,040	1,359,749
Delta Electronics, Inc.	242,000	1,019,585
E.Sun Financial Holding Co., Ltd.	1,133,513	741,244
Eclat Textile Co., Ltd.	20,550	232,664
Eva Airways Corp.	244,532	125,699
Evergreen Marine Corp. Taiwan, Ltd.	265,152	102,655
Far Eastern New Century Corp.	369,000	334,942
Far EasTone Telecommunications Co., Ltd.	191,000	474,750
Feng TAY Enterprise Co., Ltd.	37,880	216,285
First Financial Holding Co., Ltd.	1,151,170	749,045
Formosa Chemicals & Fibre Corp.	415,000	1,417,672
Formosa Petrochemical Corp.	147,000	521,294
Formosa Plastics Corp.	525,000	1,725,120
Formosa Taffeta Co., Ltd.	98,000	110,157
Foxconn Technology Co., Ltd.	105,830	208,306
Fubon Financial Holding Co., Ltd.	785,000	1,201,622
Giant Manufacturing Co., Ltd.	37,000	173,943
Globalwafers Co., Ltd.	25,000	228,145
Highwealth Construction Corp.	93,000	136,155
Hiwin Technologies Corp.	25,336	182,167
Hon Hai Precision Industry Co., Ltd.	1,546,800	3,562,919
Hotai Motor Co., Ltd.	31,000	257,686
Hua Nan Financial Holdings Co., Ltd.	879,354	500,657
Innolux Corp.	1,029,000	325,402
Inventec Corp.	290,000	208,039
Largan Precision Co., Ltd.	12,000	1,255,165
Lite-On Technology Corp.	256,958	339,412
MediaTek, Inc.	177,000	1,321,583
Mega Financial Holding Co., Ltd.	1,264,000	1,067,144
Micro-Star International Co., Ltd.	75,000	186,420
Nan Ya Plastics Corp.	608,000	1,493,444
Nanya Technology Corp.	121,000	216,514

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Nien Made Enterprise Co., Ltd.	20,000	$ 153,561
Novatek Microelectronics Corp.	66,000	304,909
Pegatron Corp.	235,000	392,979
Phison Electronics Corp.	17,000	126,102
Pou Chen Corp.	255,000	270,456
Powertech Technology, Inc.	88,000	189,244
President Chain Store Corp.	67,000	677,913
Quanta Computer, Inc.	322,000	552,084
Realtek Semiconductor Corp.	52,000	241,923
Ruentex Development Co., Ltd.	63,840	92,945
Ruentex Industries, Ltd.	42,600	108,936
Shin Kong Financial Holding Co., Ltd.	1,240,393	361,985
SinoPac Financial Holdings Co., Ltd.	1,280,457	429,082
Standard Foods Corp.	48,512	78,441
Synnex Technology International Corp.	173,700	205,703
TaiMed Biologics, Inc. (a)	19,000	102,303
Taishin Financial Holding Co., Ltd.	1,178,176	500,218
Taiwan Business Bank	447,056	150,536
Taiwan Cement Corp.	536,300	621,150
Taiwan Cooperative Financial Holding Co., Ltd.	1,045,868	600,565
Taiwan High Speed Rail Corp.	228,000	226,613
Taiwan Mobile Co., Ltd.	188,000	651,397
Taiwan Semiconductor Manufacturing Co., Ltd.	2,887,000	21,180,288
Tatung Co., Ltd. (a)	226,000	190,435
Uni-President Enterprises Corp.	570,000	1,294,401
United Microelectronics Corp.	1,400,000	512,412
Vanguard International Semiconductor Corp.	110,000	212,936
Walsin Technology Corp.	39,000	195,400
Win Semiconductors Corp.	42,000	161,239
Winbond Electronics Corp.	358,000	157,820
Wistron Corp.	323,101	200,775
WPG Holdings, Ltd.	173,880	209,027
Yageo Corp.	29,556	306,743
Yuanta Financial Holding Co., Ltd.	1,175,000	590,616
Zhen Ding Technology Holding, Ltd.	55,000	143,508
		64,303,982
THAILAND — 2.4%
Advanced Info Service PCL	121,400	643,166
Airports of Thailand PCL	498,600	983,877
Bangkok Bank PCL	12,400	78,833
Bangkok Bank PCL NVDR	16,800	104,742
Bangkok Dusit Medical Services PCL	467,900	356,386
Bangkok Expressway & Metro PCL	831,299	247,654
Bangkok Expressway & Metro PCL	89,200	26,574
Security Description	Shares	Value
Banpu PCL	233,700	$ 106,227
Berli Jucker PCL	135,300	210,887
BTS Group Holdings PCL	664,284	194,838
Bumrungrad Hospital PCL	41,200	237,254
Central Pattana PCL	158,800	364,567
Charoen Pokphand Foods PCL	406,500	307,122
CP ALL PCL	593,400	1,252,956
Delta Electronics Thailand PCL	55,300	118,039
Electricity Generating PCL	16,000	121,867
Energy Absolute PCL	149,800	195,531
Glow Energy PCL	57,400	156,898
Gulf Energy Development PCL	46,600	116,643
Home Product Center PCL	469,200	219,037
Indorama Ventures PCL	197,700	329,399
IRPC PCL	1,129,000	199,378
Kasikornbank PCL	124,300	704,341
Kasikornbank PCL NVDR	80,500	457,386
Krung Thai Bank PCL	413,900	244,069
Land & Houses PCL	380,453	115,678
Minor International PCL	274,500	286,640
Muangthai Capital PCL	69,300	104,291
PTT Exploration & Production PCL	162,100	565,060
PTT Global Chemical PCL	258,100	564,792
PTT PCL	1,243,900	1,757,353
Robinson PCL	56,000	109,214
Siam Cement PCL	46,179	618,367
Siam Commercial Bank PCL	215,600	883,986
Thai Oil PCL	129,000	262,477
Thai Union Group PCL Class F	212,900	105,927
TMB Bank PCL	1,388,800	93,838
True Corp. PCL	1,201,637	191,908
		13,637,202
TURKEY — 0.6%
Akbank T.A.S.	264,539	341,122
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	98,603
Arcelik A/S	27,503	81,632
Aselsan Elektronik Sanayi Ve Ticaret A/S	39,269	177,747
BIM Birlesik Magazalar A/S	25,608	418,785
Eregli Demir ve Celik Fabrikalari TAS	161,170	218,735
Ford Otomotiv Sanayi A/S	8,854	83,216
Haci Omer Sabanci Holding A/S	110,403	156,061
KOC Holding A/S	90,861	242,528
Petkim Petrokimya Holding A/S	99,159	93,942
TAV Havalimanlari Holding A/S	21,608	97,157
Tupras Turkiye Petrol Rafinerileri A/S	15,170	332,777
Turk Hava Yollari AO (a)	67,519	204,465
Turkcell Iletisim Hizmetleri A/S	131,707	301,298
Turkiye Garanti Bankasi A/S	273,509	409,243
Turkiye Halk Bankasi A/S	80,077	105,667
Turkiye Is Bankasi A/S Class C	189,873	161,681

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Turkiye Sise ve Cam Fabrikalari A/S	88,491	$ 94,314
		3,618,973
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	247,476	549,774
Aldar Properties PJSC	475,067	206,936
DAMAC Properties Dubai Co. PJSC	235,791	96,932
DP World, Ltd.	20,095	343,624
Dubai Islamic Bank PJSC	189,788	258,345
Emaar Development PJSC	93,955	112,803
Emaar Malls PJSC	228,012	111,115
Emaar Properties PJSC	416,043	467,789
Emirates Telecommunications Group Co. PJSC	204,269	944,281
First Abu Dhabi Bank PJSC	323,985	1,243,671
		4,335,270
TOTAL COMMON STOCKS (Cost $511,004,768)		563,452,340

PREFERRED STOCKS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
CJ Corp. (g)	253	8,314
TOTAL PREFERRED STOCKS (Cost $8,281)		8,314
WARRANTS — 0.6%
SWITZERLAND — 0.6%
UBS AG (expiring 5/31/19) (a)	2,012	1,529,730
UBS AG (expiring 8/30/19) (a)	2,530	1,923,567
TOTAL WARRANTS (Cost $4,106,551)		3,453,297
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	9,025,892	9,025,892
State Street Navigator Securities Lending Portfolio II (j) (k)	5,297,343	5,297,343
TOTAL SHORT-TERM INVESTMENTS (Cost $14,323,235)		14,323,235
TOTAL INVESTMENTS — 100.1% (Cost $529,442,835)		581,237,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(806,899)
NET ASSETS — 100.0%		$ 580,430,287

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $10,615, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $8,314 representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	295	03/15/2019	$14,612,200	$14,260,300	$(351,900)
During the period ended December 31, 2018, average notional value related to futures contracts was $21,929,167 or 4% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$551,176,399	$12,265,326	$10,615	$563,452,340
Preferred Stocks	—	8,314	—	8,314
Warrants	3,453,297	—	—	3,453,297
Short-Term Investments	14,323,235	—	—	14,323,235
TOTAL INVESTMENTS	$568,952,931	$12,273,640	$10,615	$581,237,186
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(351,900)	—	—	(351,900)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (351,900)	$ —	$ —	$ (351,900)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,356,427	$16,356,427	$189,111,849	$196,442,384	$—	$—	9,025,892	$ 9,025,892	$328,394	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,074,039	5,074,039	55,286,424	60,360,463	—	—	—	—	76,753	—
State Street Navigator Securities Lending Portfolio II	—	—	6,818,581	1,521,238	—	—	5,297,343	5,297,343	5,675	—
Total		$21,430,466	$251,216,854	$258,324,085	$—	$—		$14,323,235	$410,822	$—
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value*	$566,913,951
Investments in affiliated issuers, at value	14,323,235
Total Investments	581,237,186
Foreign currency, at value	2,580,591
Cash at broker	1,191,850
Receivable for fund shares sold	7,052,500
Dividends receivable — unaffiliated issuers	1,452,694
Dividends receivable — affiliated issuers	29,778
Securities lending income receivable — unaffiliated issuers	8,878
Securities lending income receivable — affiliated issuers	8,729
Receivable for foreign taxes recoverable	19,427
Other Receivable	128
Prepaid expenses and other assets	1,718
TOTAL ASSETS	593,583,479
LIABILITIES
Due to custodian	125,373
Payable upon return of securities loaned	5,297,343
Payable for investments purchased	3,650,609
Payable for fund shares repurchased	3,036,717
Payable to broker – accumulated variation margin on open futures contracts	351,050
Deferred foreign taxes payable	458,699
Advisory fee payable	124,067
Custodian fees payable	37,638
Administration fees payable	24,681
Transfer agent fees payable	723
Professional fees payable	34,913
Printing and postage fees payable	11,379
TOTAL LIABILITIES	13,153,192
NET ASSETS	$580,430,287
NET ASSETS CONSIST OF:
Paid-in Capital	$536,715,006
Total distributable earnings (loss)**	43,715,281
NET ASSETS	$580,430,287
Class K
Net Assets	$580,430,287
Shares Outstanding	48,530,281
Net asset value, offering and redemption price per share	$ 11.96
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$515,119,600
Investments in affiliated issuers	14,323,235
Total cost of investments	$529,442,835
Foreign currency, at cost	$ 2,565,785
* Includes investments in securities on loan, at value	$ 18,999,044
** Includes deferred foreign taxes	$ 458,699
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 12,557
Dividend income — unaffiliated issuers	16,970,034
Dividend income — affiliated issuers	328,394
Unaffiliated securities lending income	99,221
Affiliated securities lending income	82,428
Foreign taxes withheld	(2,063,360)
TOTAL INVESTMENT INCOME (LOSS)	15,429,274
EXPENSES
Advisory fee	852,811
Administration fees	304,575
Custodian fees	529,167
Trustees’ fees and expenses	27,786
Transfer agent fees	10,490
Registration and filing fees	41,744
Professional fees	63,325
Printing and postage fees	16,268
Insurance expense	1,823
Miscellaneous expenses	153,236
TOTAL EXPENSES	2,001,225
Expenses waived/reimbursed by the Adviser	(963,846)
NET EXPENSES	1,037,379
NET INVESTMENT INCOME (LOSS)	$ 14,391,895
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(89,041)
Foreign currency transactions	(346,932)
Futures contracts	(3,198,309)
Net realized gain (loss)	(3,634,282)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(105,248,987)
Foreign currency translations	(1,689)
Futures contracts	(1,205,881)
Net change in unrealized appreciation/depreciation	(106,456,557)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(110,090,839)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (95,698,944)
* Includes foreign capital gain taxes	$ (537)
**Includes foreign deferred taxes	$ 181,581
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,391,895	$ 11,099,254
Net realized gain (loss)	(3,634,282)	7,971,078
Net change in unrealized appreciation/depreciation	(106,456,557)	132,396,540
Net increase (decrease) in net assets resulting from operations	(95,698,944)	151,466,872
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class K	(16,909,652)	(14,967,179)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	272,145,135	201,363,121
Reinvestment of distributions	16,751,324	14,967,180
Cost of shares redeemed	(203,804,151)	(119,691,600)
Net increase (decrease) in net assets from beneficial interest transactions	85,092,308	96,638,701
Net increase (decrease) in net assets during the period	(27,516,288)	233,138,394
Net assets at beginning of period	607,946,575	374,808,181
NET ASSETS AT END OF PERIOD	$ 580,430,287	$ 607,946,575
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	19,942,284	15,292,001
Reinvestment of distributions	1,413,614	1,075,229
Shares redeemed	(14,873,414)	(8,963,314)
Net increase (decrease) from share transactions	6,482,484	7,403,916
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 12/21/15* - 12/31/15
Net asset value, beginning of period	$ 14.46	$ 10.82	$ 9.99	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.29	0.21	0.02
Net realized and unrealized gain (loss)	(2.46)	3.72	0.87	(0.01)
Total from investment operations	(2.14)	4.01	1.08	0.01
Distributions to shareholders from:
Net investment income	(0.27)	(0.30)	(0.22)	(0.02)
Net realized gains	(0.09)	(0.07)	(0.03)	—
Total distributions	(0.36)	(0.37)	(0.25)	(0.02)
Net asset value, end of period	$ 11.96	$ 14.46	$ 10.82	$ 9.99
Total return (b)	(14.77)%	37.19%	10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$580,430	$607,947	$374,808	$165,807
Ratios to Average Net Assets:
Total expenses	0.33%	0.34%	0.56%	0.83%(c)
Net expenses	0.17%	0.17%	0.18%	0.17%(c)
Net investment income (loss)	2.36%	2.23%	1.98%	8.03%(c)
Portfolio turnover rate	7%	6%	14%	0%(d)(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Amount shown represents less than 0.5%.
(e)	Not annualized.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A Class I Class K	Not Commenced Not Commenced December 21, 2015	Diversified Diversified Diversified
The State Street Emerging Markets Equity Index Fund was formed on December 18, 2015, and Class K commenced operations on December 21, 2015.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(351,050)	$—	$(351,050)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(3,198,309)	$—	$(3,198,309)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,205,881)	$—	$(1,205,881)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board. For the period ended December 31, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $963,846.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2018, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions.. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$120,823,190	$42,416,228
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$12,854,485	$4,055,167	$16,909,652
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 12,150,448	$ 2,816,731	$ 14,967,179
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Emerging Markets Equity Index Fund	$1,001,160	$(4,024,770)	$—	$46,738,891	$—	$43,715,281
As of December 31, 2018, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$3,083,386	$941,384
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$533,705,726	$90,792,553	$43,612,993	$47,179,560
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 18,999,044	$ 5,297,343	$ 14,705,033	$ 20,002,376
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$5,297,343	$—	$—	$—	$5,297,343	$5,297,343
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2018.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Emerging Markets Equity Index Fund, Class K	$ 12,150,448	$ 2,816,731	$ 14,967,179	$ (1,048,860)
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 21, 2015 (commencement of operations) through December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from December 21, 2015 (commencement of operations) through December 31, 2015, in conformity with U.S. generally accepted accounting principles.
Basis of Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$914.90	$0.82	$1,024.30	$0.87
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2018.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2018, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018:
Amount
State Street Emerging Markets Equity Index Fund	$4,055,167
Foreign Tax Credit
The Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2018, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$1,949,726
The amount of foreign source income earned on the Fund during the year ended December 31, 2018 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$16,180,851
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
38

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITEMAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street International Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K was –19.32%, and for the Index was –14.20% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Security selection remained the primary driver of Fund performance during the Reporting Period relative to the Index. The strategy tracked more or less in line with the benchmark until Q4. The gap that subsequently emerged can be largely explained by three stocks. Deutsche Bank continued to struggle to stabilize revenues and deliver on costs. The board ran out of patience with CEO John Cryan, replacing him with Christian Sewing in Q2. The CEO may have changed but the challenges remained, and at the time of writing, we have yet to see tangible progress. Our stake in Vallourec was also a substantial drag on performance, with all the damage done in the fourth quarter as the company delivered yet another poor quarter. Given the rate at which the company continued to burn cash, our concerns over the balance sheet forced us to liquidate our position. The other principal culprit was Aryzta. We acquired a stake in Q1, drawn by the cheap valuation and the new management team’s relatively straightforward turnaround plan. Over the course of the Reporting Period, it became apparent that the operating challenges were greater, and the balance sheet less liquid and more vulnerable, than anticipated. The result was a highly dilutive rights issue and a significant hit to performance. While several of our holdings did well this Reporting Period – notable Alfresa, Easyjet, and Sanofi - their contribution was not sufficient to offset the losers.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alfresa Holdings Corporation, Sanofi, and easyJet plc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Vallourec, Aryzta, and Deutsche Bank.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Value Spotlight Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street International Value Spotlight Fund Class K	(19.32%)	6.04%
MSCI ACWI ex USA Index(1)	(14.20%)	4.85%

*	Inception date is July 13, 2016.
(1)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries, excluding the US., and 23 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	100.4%
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	30.1%
Industrials	17.6
Health Care	12.7
Information Technology	8.9
Consumer Staples	6.8
Materials	6.4
Consumer Discretionary	6.1
Communication Services	6.0
Energy	5.8
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 100.4%
AUSTRALIA — 2.8%
Woodside Petroleum, Ltd.	2,084	$ 45,951
CANADA — 3.3%
Goldcorp, Inc.	5,468	53,527
CHINA — 12.4%
China Construction Bank Corp. Class H	60,000	49,506
CITIC Securities Co., Ltd. Class H	29,000	50,004
PetroChina Co., Ltd. Class H	76,000	47,370
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,700	53,770
		200,650
FRANCE — 11.9%
Nexans SA	1,697	47,198
Publicis Groupe SA	814	46,601
Sanofi	637	55,095
Societe Generale SA	1,391	44,237
		193,131
GERMANY — 5.9%
Deutsche Bank AG	5,803	46,217
HeidelbergCement AG	810	49,427
		95,644
HONG KONG — 6.0%
Shanghai Industrial Holdings, Ltd.	24,000	48,556
WH Group, Ltd.	63,500	48,906
		97,462
HUNGARY — 3.1%
Richter Gedeon Nyrt	2,561	49,554
ISRAEL — 2.9%
Teva Pharmaceutical Industries, Ltd. ADR (a)	3,080	47,494
ITALY — 3.1%
Assicurazioni Generali SpA	3,003	50,120
JAPAN — 15.0%
Alfresa Holdings Corp.	2,100	53,651
Hitachi High-Technologies Corp.	1,400	44,087
Security Description	Shares	Value
KDDI Corp.	2,100	$ 50,225
Sumitomo Mitsui Financial Group, Inc.	1,300	43,189
Sumitomo Mitsui Trust Holdings, Inc.	1,400	51,322
		242,474
NETHERLANDS — 2.8%
Boskalis Westminster	1,818	45,160
SOUTH KOREA — 12.5%
Hankook Tire Co., Ltd.	1,416	50,952
Hyundai Motor Co.	453	48,109
Samsung Electronics Co., Ltd. Preference Shares	1,731	49,256
Samsung Fire & Marine Insurance Co., Ltd.	223	53,761
		202,078
SPAIN — 5.8%
Banco Bilbao Vizcaya Argentaria SA	9,280	49,175
Siemens Gamesa Renewable Energy SA (a)	3,644	44,323
		93,498
SWITZERLAND — 9.7%
ABB, Ltd.	2,407	45,647
Aryzta AG (a)	55,199	60,950
Credit Suisse Group AG (a)	4,511	49,420
		156,017
TAIWAN — 3.2%
Catcher Technology Co., Ltd.	7,000	51,241
TOTAL COMMON STOCKS (Cost $1,853,304)		1,624,001
TOTAL INVESTMENTS — 100.4% (Cost $1,853,304)		1,624,001
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,159)
NET ASSETS — 100.0%		$ 1,616,842
(a)	Non-income producing security.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,624,001	$—	$—	$1,624,001
TOTAL INVESTMENTS	$1,624,001	$—	$—	$1,624,001
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,189	$19,189	$1,048,712	$1,067,901	$—	$—	—	$—	$1,840	$—
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value	$1,624,001
Foreign currency, at value	4,230
Receivable for investments sold	215,497
Dividends receivable — unaffiliated issuers	4,274
Dividends receivable — affiliated issuers	115
Receivable from Adviser	6,709
Receivable for foreign taxes recoverable	2,815
Prepaid expenses and other assets	7
TOTAL ASSETS	1,857,648
LIABILITIES
Due to custodian	199,144
Advisory fee payable	1,286
Custodian fees payable	2,931
Administration fees payable	86
Transfer agent fees payable	193
Registration and filing fees payable	24
Professional fees payable	33,321
Printing and postage fees payable	3,821
TOTAL LIABILITIES	240,806
NET ASSETS	$1,616,842
NET ASSETS CONSIST OF:
Paid-in Capital	$2,000,000
Total distributable earnings (loss)	(383,158)
NET ASSETS	$1,616,842
NET ASSET VALUE PER SHARE Class K
Net Assets	$1,616,842
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 8.08
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,853,304
Foreign currency, at cost	$ 4,285
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 61,699
Dividend income — affiliated issuers	1,840
Dividend income — non-cash transactions	4,899
Foreign taxes withheld	(7,871)
TOTAL INVESTMENT INCOME (LOSS)	60,567
EXPENSES
Advisory fee	18,064
Administration fees	1,204
Custodian fees	43,554
Trustees’ fees and expenses	18,064
Transfer agent fees	5,898
Registration and filing fees	24,633
Professional fees	65,460
Printing and postage fees	4,920
Miscellaneous expenses	673
TOTAL EXPENSES	182,470
Expenses waived/reimbursed by the Adviser	(164,377)
NET EXPENSES	18,093
NET INVESTMENT INCOME (LOSS)	$ 42,474
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	141,389
Foreign currency transactions	1,732
Net realized gain (loss)	143,121
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(674,594)
Foreign currency translations	(1,026)
Net change in unrealized appreciation/depreciation	(675,620)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(532,499)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(490,025)
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 42,474	$ 47,121
Net realized gain (loss)	143,121	270,123
Net change in unrealized appreciation/depreciation	(675,620)	243,268
Net increase (decrease) in net assets resulting from operations	(490,025)	560,512
Distributions to shareholders (Note 9)	(405,520)	(298,321)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets during the period	(895,545)	262,191
Net assets at beginning of period	2,512,387	2,250,196
NET ASSETS AT END OF PERIOD	$1,616,842	$2,512,387
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 7/14/16* - 12/31/16
Net asset value, beginning of period	$ 12.56	$11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.24	0.02
Net realized and unrealized gain (loss)	(2.66)	2.56	1.44
Total from investment operations	(2.45)	2.80	1.46
Distributions to shareholders from:
Net investment income	(0.22)	(0.24)	(0.02)
Net realized gains	(1.81)	(1.25)	(0.19)
Total distributions	(2.03)	(1.49)	(0.21)
Net asset value, end of period	$ 8.08	$12.56	$11.25
Total return (b)	(19.32)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,617	$2,512	$2,250
Ratios to average net assets:
Total expenses	7.58%	7.26%	7.76%(c)
Net expenses	0.75%	0.75%	0.75%(c)
Net investment income (loss)	1.76%	1.86%	0.44%(c)
Portfolio turnover rate	63%	45%	26%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced July 14, 2016	Non-diversified
The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
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STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Funds. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2019, to waive up to the full amount of its advisory fee payable and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Board. For the period ended December 31, 2018, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of December 31, 2018, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its
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STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$1,430,587	$1,698,847
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies and wash sale deferrals.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$99,951	$305,569	$405,520
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$ 257,146	$ 41,175	$ 298,321
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street International Value Spotlight Fund	$519	$—	$—	$(247,826)	$(135,850)	$(383,157)
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,872,269	$44,162	$292,430	$(248,268)
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2018.
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STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street International Value Spotlight Fund	$ 48,090	$ 250,231	$ 298,321	$ 288
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street International Value Spotlight Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street International Value Spotlight Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from July 14, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from July 14, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$845.10	$3.49	$1,021.40	$3.82
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2018.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2018, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the following Fund during the year ended December 31, 2018:
Amount
State Street International Value Spotlight Fund	$305,569
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2018, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Value Spotlight Fund	$7,871
The amount of foreign source income earned on the Fund during the year ended December 31, 2018 was as follows:
Amount
State Street International Value Spotlight Fund	$66,597
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Value Spotlight Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between SSGA FM and State Street Global Advisors Ireland Limited (the “Sub-Adviser” and, together with SSGA FM, the “Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Advisers in connection with their consideration of approval of the Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Advisers with respect to the Fund, and (b) affiliates of the Advisers that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Advisers
•	Reports detailing the financial results and condition of the Advisers and their affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Advisers;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Advisers to overseeing compliance by the Fund and its service providers, including the Advisers’ record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Advisers; and
•	Information regarding the Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

•	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Advisers, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Advisers, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Advisers.
The Board considered the Advisers’ management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisers in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Advisers in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

The Board reviewed the compliance programs of the Advisers and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Advisers can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Advisers to the fees charged and services provided to other clients of the Advisers, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund.
The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

In considering the profitability to the Sub-Adviser in connection with its relationship with the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. For similar reasons as stated above with respect to the Sub-Adviser’s profitability, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
28

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITSPOTLTAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET TARGET RETIREMENT FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement Fund (the “Fund”) is to seek current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –2.50%, and for the Index was 0.01%. The total return for the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was –2.59% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and the Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance, relative to the bond only Index. The Fund slightly outperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
1

STATE STREET TARGET RETIREMENT FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
The positive contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Short Term Treasury ETF and SPDR Portfolio Short Term Corporate Bond ETF. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and SPDR Dow Jones Wilshire Global Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Target Retirement Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement Fund Class I	(2.50%)	2.73%
State Street Target Retirement Fund Class K	(2.50%)	2.70%
Bloomberg Barclays U.S. Aggregate Index(b)	0.01%	2.00%

*	Inception date is September 30, 2014.
(b)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

State Street Target Retirement Fund
Portfolio Statistics (Unaudited)
The Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	45.7%
Domestic Equity	20.6
Inflation Linked	17.6
International Equity	10.2
Real Estate	4.9
Short Term Investments	7.9
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
See accompanying notes to financial statements.
4

STATE STREET TARGET RETIREMENT 2015 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2015 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –2.86% and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2015 Composite Index (the “Secondary Index”), was –2.91% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
5

STATE STREET TARGET RETIREMENT 2015 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
The positive contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Short Term Treasury ETF and SPDR Portfolio Short Term Corporate Bond ETF. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and SPDR Dow Jones Wilshire Global Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

State Street Target Retirement 2015 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2015 Fund Class I	(2.89%)	3.12%
State Street Target Retirement 2015 Fund Class K	(2.86%)	3.14%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
7

State Street Target Retirement 2015 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	41.6%
Domestic Equity	22.0
Inflation Linked	19.0
International Equity	11.2
Real Estate	4.9
Short Term Investments	6.7
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
See accompanying notes to financial statements.
8

STATE STREET TARGET RETIREMENT 2020 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2020 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –4.16%, and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was –4.23% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
9

STATE STREET TARGET RETIREMENT 2020 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

State Street Target Retirement 2020 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2020 Fund Class I	(4.17%)	3.71%
State Street Target Retirement 2020 Fund Class K	(4.16%)	3.73%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
11

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	31.3%
Domestic Equity	30.0
Inflation Linked	16.9
International Equity	16.4
Real Estate	4.4
Short Term Investments	5.5
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
See accompanying notes to financial statements.
12

STATE STREET TARGET RETIREMENT 2025 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2025 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –5.38%, and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was –5.55% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index.
In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as
See accompanying notes to financial statements.
13

STATE STREET TARGET RETIREMENT 2025 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

State Street Target Retirement 2025 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2025 Fund Class I	(5.48%)	4.19%
State Street Target Retirement 2025 Fund Class K	(5.38%)	4.25%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
15

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	38.6%
Domestic Fixed Income	27.7
International Equity	22.5
Inflation Linked	8.2
Real Estate	1.9
Short Term Investments	4.1
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
See accompanying notes to financial statements.
16

STATE STREET TARGET RETIREMENT 2030 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2030 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –6.22%, and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was –6.32% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund performed in-line with the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
17

STATE STREET TARGET RETIREMENT 2030 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

State Street Target Retirement 2030 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2030 Fund Class I	(6.24%)	4.43%
State Street Target Retirement 2030 Fund Class K	(6.22%)	4.49%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
19

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	44.7%
International Equity	26.7
Domestic Fixed Income	25.2
Inflation Linked	2.4
Short Term Investments	2.5
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
See accompanying notes to financial statements.
20

STATE STREET TARGET RETIREMENT 2035 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2035 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –6.85%, and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was –6.94% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
21

STATE STREET TARGET RETIREMENT 2035 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
22

State Street Target Retirement 2035 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2035 Fund Class I	(6.88%)	4.60%
State Street Target Retirement 2035 Fund Class K	(6.85%)	4.68%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
23

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	49.3%
International Equity	29.6
Domestic Fixed Income	20.4
Short Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
See accompanying notes to financial statements.
24

STATE STREET TARGET RETIREMENT 2040 FUND
Managment's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2040 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –7.52%, and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was –7.51% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance, relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
25

STATE STREET TARGET RETIREMENT 2040 FUND
Managment's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

State Street Target Retirement 2040 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2040 Fund Class I	(7.46%)	4.69%
State Street Target Retirement 2040 Fund Class K	(7.52%)	4.70%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
27

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.3%
International Equity	31.6
Domestic Fixed Income	15.0
Short Term Investments	0.4
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
See accompanying notes to financial statements.
28

STATE STREET TARGET RETIREMENT 2045 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –7.94%, and for the Index was –4.38%. The total return for the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was –8.07% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance, relative to the equity only Index. The Fund performed in-line with the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
29

STATE STREET TARGET RETIREMENT 2045 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

State Street Target Retirement 2045 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2045 Fund Class I	(7.96%)	4.76%
State Street Target Retirement 2045 Fund Class K	(7.94%)	4.78%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
31

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.4%
International Equity	33.5
Domestic Fixed Income	10.3
Short Term Investments	0.5
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
See accompanying notes to financial statements.
32

STATE STREET TARGET RETIREMENT 2050 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2050 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –8.13%, and for the Index was –4.38%. The total return for the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was –8.18% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and the Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance, relative to the equity only Index. The Fund performed in-line with the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
33

STATE STREET TARGET RETIREMENT 2050 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
34

State Street Target Retirement 2050 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2050 Fund Class I	(8.14%)	4.63%
State Street Target Retirement 2050 Fund Class K	(8.13%)	4.65%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
35

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.9%
International Equity	33.8
Domestic Fixed Income	9.3
Short Term Investments	0.6
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
See accompanying notes to financial statements.
36

STATE STREET TARGET RETIREMENT 2055 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2055 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –7.94%, and the Index was –4.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was –8.18% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
37

STATE STREET TARGET RETIREMENT 2055 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
38

State Street Target Retirement 2055 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2055 Fund Class I	(7.93%)	4.74%
State Street Target Retirement 2055 Fund Class K	(7.94%)	4.71%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
39

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.8%
International Equity	33.8
Domestic Fixed Income	9.3
Short Term Investments	0.8
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
See accompanying notes to financial statements.
40

STATE STREET TARGET RETIREMENT 2060 FUND
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2060 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –8.13%, and for the Index was –4.38%. The total return for the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was –8.18% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and the Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance, relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index. In an abrupt reversal from the robust returns accumulated in 2017, most major asset classes recorded negative returns in 2018, as it proved to be a challenging year for equities and fixed income alike which negatively impacted the Fund’s overall performance. While global equity markets opened the year with an acceleration of positive momentum from the synchronized upturn in global growth observed in 2017, outlooks were quickly tempered as investors were provided with a range of issues to navigate; these included a rising U.S. dollar, a trade war between the world’s two largest economies, and pressures on a number of emerging market and Eurozone countries which caused a notable divergence across regional equity markets. In the US, strong corporate earnings propelled the S&P 500 Index to all-time highs during the third quarter on its way to surpassing the 1990’s bull market to become the longest bull market on record. Through the first three quarters of the year the U.S. growth story remained on firm footing as new cycle highs were reached in various measures of economic health, including the manufacturing purchasing manager’s index (PMI) and the NFIB small business optimism index readings, while unemployment levels of 3.7% approached 50 year lows. As macroeconomic data supported the Federal Reserve’s path of tightening, inflation trended higher as evidenced by the personal consumption expenditures price index (PCE), which accelerated 2.2% in August towards its fastest annual increase since 2012 before falling to 1.8% in December. At the end of September, the S&P 500 and Russell 2000 Indexes returned a healthy 10.56% and 11.51%, respectively; however, these gains were erased by a tumultuous fourth quarter that saw a sharp uptick in volatility driven by concerns of slower global growth, uncertainty over the outcome of the ongoing trade war, and erratic policy decisions and pronouncements by Federal Reserve Chair Jerome Powell. The particularly vicious equity market declines in October and December resulted in U.S. equities experiencing their worst quarterly performance since 2011. Overall, the S&P 500 Index’s fourth quarter decline of 13.52% brought the index to a loss of 4.38% for the year, while the Russell 2000 Index spiraled into bear market territory with a quarterly collapse of 20.20%, to finish 2018 down 11.01%.
Outside the US, the aforementioned divergent outcomes from U.S. equities reflected the relative tenor of economic growth, but policy issues including volatile trade conflicts and populist agendas also contributed to the dispersion of returns. The deteriorating market environment in the fourth quarter rippled through international developed markets. Sluggish economic growth evidenced by Germany’s third quarter GDP contraction of 0.2% and the political uncertainty associated with both the UK’s looming Brexit deal and Italy’s budget dispute with the European Commission resulted in widespread market declines. For the entirety of 2018, the MSCI Europe Index sank 14.32% and the MSCI Pacific Index fell 11.78%. While emerging markets fell sharply throughout the first three quarters in 2018 on trade disputes and weaker currencies relative to the U.S. dollar, emerging markets demonstrated a degree of resilience during the final quarter of 2018 as the MSCI Emerging Markets Index dropped by 7.40%, but relatively outperformed developed equities. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) tumbled 12.65% for the fourth quarter, marking its worst quarterly performance since 2011, on its way towards a total drop of 8.93% for the year. Global real estate investment trusts (REITs) generated negative returns of 4.85% for the year, but relatively speaking, outperformed most major asset classes as heightened M&A activity and near record occupancy rates buoyed REITs to 6 straight monthly gains between March and September.
Within fixed income, the yield curve charted a clearly defined flattening course throughout 2018 as the Federal Reserve’s firmer tone and four interest rate hikes lifted short-term yields, while the long end of the curve remained well anchored by the drop in inflation expectations. Robust economic output within the US, including strong job reports and higher trending wage growth, added upward pressure on yields throughout much of the year, resulting in the U.S. 10 Year Treasury yield reaching seven year highs of 3.25% in October. To end the year, the flatter curve levels continued to draw increased attention as investors witnessed an inversion between the yield on the five year and two year treasury notes in early December. Pressure on short-term yields reflected a shift in market expectations for future monetary policy as disappointing jobs data, including a
See accompanying notes to financial statements.
41

STATE STREET TARGET RETIREMENT 2060 FUND
Management's Discussion of Fund Performance (Unaudited)  (continued)
miss on payrolls and weaker than expected wage growth, coupled with equity market volatility sent ten year yields sharply lower to conclude the year at 2.68% - down nearly 60 basis points from October’s seemingly distant highs. Overall, fixed income provided investors with mostly negative returns throughout the first three quarters of the year, as higher yields pressured returns lower before the fourth quarter offered some degree of safety to counter the collapse suffered by riskier asset classes. For the year, the Bloomberg Barclays US Aggregate Bond Index was flat, while returns at the long end of the curve, particularly credit, suffered the most. To wit, the Bloomberg Barclays US Long Treasury Index declined 1.84% and the Bloomberg Barclays US Long Credit Index declined 6.76% in 2018. Tightening financial conditions impacted high yield bond issues to a greater degree, relative to investment grade issues as a widening of nearly 200 bps in the Bloomberg Barclays High Yield $200MM Very Liquid Index contributed a decline of 4.53% during the fourth quarter, towards an overall 2.08% decline for the year. The softer economic data and falling crude oil prices in the fourth quarter facilitated a persistent decline in market implied inflation in five year break-even yields. As a result, treasury inflation protected securities (TIPS) underperforming nominal bonds of similar maturities, as TIPS posted a loss of 1.26% on the year.
There were no positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio and State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

State Street Target Retirement 2060 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Target Retirement 2060 Fund Class I	(8.13%)	4.63%
State Street Target Retirement 2060 Fund Class K	(8.13%)	4.64%
S&P 500 Index(b)	(4.38%)	8.01%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
43

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.9%
International Equity	33.9
Domestic Fixed Income	9.3
Short Term Investments	1.4
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.0% (a)
DOMESTIC EQUITY — 20.6%
State Street Equity 500 Index II Portfolio	2,948,627	$ 34,705,348
State Street Small/Mid Cap Equity Index Portfolio	638,270	6,580,561
		41,285,909
DOMESTIC FIXED INCOME — 45.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	408,730	13,729,241
SPDR Portfolio Short Term Corporate Bond ETF (b)	260,343	7,846,738
SPDR Portfolio Short Term Treasury ETF (b)	1,046,385	30,952,068
State Street Aggregate Bond Index Portfolio	4,053,942	39,363,780
		91,891,827
INFLATION LINKED — 17.6%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,874,241	35,366,928
INTERNATIONAL EQUITY — 10.2%
State Street Global Equity ex-U.S. Index Portfolio	2,272,730	20,500,023
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF	222,345	9,840,990
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $210,976,547)		198,885,677
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	689,450	$ 689,450
State Street Navigator Securities Lending Portfolio II (c)(e)	15,212,002	15,212,002
TOTAL SHORT-TERM INVESTMENTS (Cost $15,901,452)		$ 15,901,452
TOTAL INVESTMENTS—106.9% (Cost $226,877,999)		214,787,129
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.9)%		(13,839,133)
NET ASSETS—100.0%		$ 200,947,996
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$198,885,677	$—	$—	$198,885,677
Short-Term Investments	15,901,452	—	—	15,901,452
TOTAL INVESTMENTS	$214,787,129	$—	$—	$214,787,129
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,261,325	$ 24,330,959	$ 31,215,328	$ 19,289,404	$ (804,985)	$ (84,970)	1,874,241	$ 35,366,928	$ 681,545	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	257,521	9,456,171	14,400,676	8,690,427	(377,475)	(1,059,704)	408,730	13,729,241	812,846	—
SPDR Dow Jones Global Real Estate ETF	138,619	6,775,697	9,152,213	5,013,752	(199,902)	(873,266)	222,345	9,840,990	399,288	—
SPDR Portfolio Short Term Corporate Bond ETF	177,386	5,396,082	7,579,251	5,042,419	(82,561)	(3,615)	260,343	7,846,738	199,402	—
SPDR Portfolio Short Term Treasury ETF	714,687	21,351,060	27,824,042	17,930,663	(450,406)	158,035	1,046,385	30,952,068	682,790	—
State Street Aggregate Bond Index Portfolio	2,706,569	27,065,687	34,588,917	21,150,865	(1,018,608)	(121,351)	4,053,942	39,363,780	1,179,110	—
State Street Equity 500 Index II Portfolio	1,722,843	22,517,564	34,269,109	17,816,441	2,131,881	(6,396,765)	2,948,627	34,705,348	622,828	1,050,467
State Street Global Equity ex-U.S. Index Portfolio	1,271,615	13,746,163	19,902,372	8,927,408	605,510	(4,826,614)	2,272,730	20,500,023	546,631	2,215
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,512,269	1,512,269	157,757,767	158,580,586	—	—	689,450	689,450	26,196	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	262,466,594	262,466,594	—	—	—	—	190,321	—
State Street Navigator Securities Lending Portfolio II	—	—	35,435,169	20,223,167	—	—	15,212,002	15,212,002	20,332	—
State Street Small/Mid Cap Equity Index Portfolio	350,686	4,243,297	6,534,096	3,055,021	383,467	(1,525,278)	638,270	6,580,561	90,817	233,180
Total		$136,394,949	$641,125,534	$548,186,747	$ 186,921	$(14,733,528)		$214,787,129	$5,452,106	$1,285,862
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7% (a)
DOMESTIC EQUITY — 22.0%
State Street Equity 500 Index II Portfolio	4,104,579	$ 48,310,895
State Street Small/Mid Cap Equity Index Portfolio	834,650	8,605,234
		56,916,129
DOMESTIC FIXED INCOME — 41.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	522,395	17,547,248
SPDR Portfolio Short Term Corporate Bond ETF	249,519	7,520,503
SPDR Portfolio Short Term Treasury ETF	999,092	29,553,141
State Street Aggregate Bond Index Portfolio	5,441,118	52,833,258
		107,454,150
INFLATION LINKED — 19.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,595,101	48,969,556
INTERNATIONAL EQUITY — 11.2%
State Street Global Equity ex-U.S. Index Portfolio	3,193,822	28,808,277
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF	283,875	12,564,308
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $268,293,937)		254,712,420
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	1,054,483	$ 1,054,483
State Street Navigator Securities Lending Portfolio II (c)(e)	16,185,625	16,185,625
TOTAL SHORT-TERM INVESTMENTS (Cost $17,240,108)		$ 17,240,108
TOTAL INVESTMENTS—105.4% (Cost $285,534,045)		271,952,528
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.4)%		(13,898,129)
NET ASSETS—100.0%		$ 258,054,399
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$254,712,420	$—	$—	$254,712,420
Short-Term Investments	17,240,108	—	—	17,240,108
TOTAL INVESTMENTS	$271,952,528	$—	$—	$271,952,528
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,695,928	$ 52,004,451	$ 14,221,758	$ 16,008,976	$ (578,377)	$ (669,300)	2,595,101	$ 48,969,556	$1,034,944	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	471,983	17,331,216	12,489,249	10,614,208	(253,460)	(1,405,549)	522,395	17,547,248	1,067,867	—
SPDR Dow Jones Global Real Estate ETF	253,572	12,394,599	4,833,558	3,374,826	(109,053)	(1,179,970)	283,875	12,564,308	498,450	—
SPDR Portfolio Short Term Corporate Bond ETF	162,611	4,946,627	5,484,111	2,851,315	(36,578)	(22,342)	249,519	7,520,503	160,803	—
SPDR Portfolio Short Term Treasury ETF	645,897	19,295,979	14,705,769	4,222,413	(95,761)	(130,433)	999,092	29,553,141	546,239	—
State Street Aggregate Bond Index Portfolio	5,447,111	54,471,108	16,473,256	16,281,671	(657,745)	(1,171,690)	5,441,118	52,833,258	1,674,425	—
State Street Equity 500 Index II Portfolio	3,712,837	48,526,773	20,689,898	17,257,460	2,911,124	(6,559,440)	4,104,579	48,310,895	876,577	1,478,441
State Street Global Equity ex-U.S. Index Portfolio	2,782,326	30,076,951	11,660,070	7,658,458	1,229,982	(6,500,268)	3,193,822	28,808,277	779,891	3,160
State Street Institutional U.S. Government Money Market Fund, Class G Shares	959,567	959,567	71,663,509	71,568,593	—	—	1,054,483	1,054,483	10,186	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	231,650,679	231,650,679	—	—	—	—	193,994	—
State Street Navigator Securities Lending Portfolio II	—	—	65,314,751	49,129,126	—	—	16,185,625	16,185,625	23,190	—
State Street Small/Mid Cap Equity Index Portfolio	648,841	7,850,978	3,838,816	2,052,517	350,401	(1,382,444)	834,650	8,605,234	117,395	301,422
Total		$247,858,249	$473,025,424	$432,670,242	$2,760,533	$(19,021,436)		$271,952,528	$6,983,961	$1,783,023
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.0% (a)
DOMESTIC EQUITY — 30.0%
State Street Equity 500 Index II Portfolio	17,924,338	$ 210,969,455
State Street Small/Mid Cap Equity Index Portfolio	4,208,975	43,394,534
		254,363,989
DOMESTIC FIXED INCOME — 31.3%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,590,079	53,410,754
SPDR Portfolio Long Term Treasury ETF	189,337	6,634,368
State Street Aggregate Bond Index Portfolio	21,231,286	206,155,787
		266,200,909
INFLATION LINKED — 16.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,629,950	143,977,157
INTERNATIONAL EQUITY — 16.4%
State Street Global Equity ex-U.S. Index Portfolio	15,432,561	139,201,704
REAL ESTATE — 4.4%
SPDR Dow Jones Global Real Estate ETF	837,065	37,048,497
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $884,034,049)		840,792,256
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	3,856,701	$ 3,856,701
State Street Navigator Securities Lending Portfolio II (c)(e)	42,621,043	42,621,043
TOTAL SHORT-TERM INVESTMENTS (Cost $46,477,744)		$ 46,477,744
TOTAL INVESTMENTS—104.5% (Cost $930,511,793)		887,270,000
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(38,330,091)
NET ASSETS—100.0%		$ 848,939,909
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$840,792,256	$—	$—	$840,792,256
Short-Term Investments	46,477,744	—	—	46,477,744
TOTAL INVESTMENTS	$887,270,000	$—	$—	$887,270,000
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,622,893	$ 89,175,606	$ 67,254,274	$ 9,606,732	$ (445,933)	$ (2,400,058)	7,629,950	$143,977,157	$ 2,439,719	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	1,266,946	46,522,257	23,356,757	11,649,010	(113,684)	(4,705,566)	1,590,079	53,410,754	3,021,440	—
SPDR Bloomberg Barclays TIPS ETF	413,971	23,285,869	4,411,004	27,055,621	(751,451)	110,199	—	—	406,100	—
SPDR Dow Jones Global Real Estate ETF	636,734	31,123,558	14,840,995	5,342,914	(338,886)	(3,234,256)	837,065	37,048,497	1,345,983	—
SPDR Portfolio Long Term Treasury ETF	382,227	13,985,686	4,042,660	10,693,492	(291,231)	(409,255)	189,337	6,634,368	318,925	—
State Street Aggregate Bond Index Portfolio	19,384,934	193,849,339	60,173,607	41,640,439	(2,341,992)	(3,884,728)	21,231,286	206,155,787	6,170,781	—
State Street Equity 500 Index II Portfolio	15,046,398	196,656,415	78,950,733	46,899,141	9,035,598	(26,774,150)	17,924,338	210,969,455	3,919,114	6,610,007
State Street Global Equity ex-U.S. Index Portfolio	12,706,587	137,358,201	50,078,326	22,960,518	4,145,793	(29,420,098)	15,432,561	139,201,704	3,877,271	15,709
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,094,506	5,094,506	190,969,303	192,207,108	—	—	3,856,701	3,856,701	34,624	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	555,301,290	555,301,290	—	—	—	—	372,989	—
State Street Navigator Securities Lending Portfolio II	—	—	77,228,548	34,607,505	—	—	42,621,043	42,621,043	51,633	—
State Street Small/Mid Cap Equity Index Portfolio	3,453,558	41,788,055	17,378,068	10,191,989	2,228,126	(7,807,726)	4,208,975	43,394,534	625,939	1,607,149
Total		$778,839,492	$1,143,985,565	$968,155,759	$11,126,340	$(78,525,638)		$887,270,000	$22,584,518	$8,232,865
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 38.6%
State Street Equity 500 Index II Portfolio	26,638,196	$ 313,531,564
State Street Small/Mid Cap Equity Index Portfolio	7,387,038	76,160,363
		389,691,927
DOMESTIC FIXED INCOME — 27.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,726,491	57,992,833
SPDR Portfolio Long Term Treasury ETF	1,615,726	56,615,039
State Street Aggregate Bond Index Portfolio	16,976,734	164,844,088
		279,451,960
INFLATION LINKED — 8.2%
SPDR Bloomberg Barclays TIPS ETF (b)	1,525,330	82,200,034
INTERNATIONAL EQUITY — 22.5%
State Street Global Equity ex-U.S. Index Portfolio	25,109,397	226,486,759
REAL ESTATE — 1.9%
SPDR Dow Jones Global Real Estate ETF	437,542	19,365,609
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,057,161,654)		997,196,289
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	3,371,562	$ 3,371,562
State Street Navigator Securities Lending Portfolio II (c)(e)	37,759,701	37,759,701
TOTAL SHORT-TERM INVESTMENTS (Cost $41,131,263)		$ 41,131,263
TOTAL INVESTMENTS—103.0% (Cost $1,098,292,917)		1,038,327,552
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.0)%		(30,003,644)
NET ASSETS—100.0%		$ 1,008,323,908
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 997,196,289	$—	$—	$ 997,196,289
Short-Term Investments	41,131,263	—	—	41,131,263
TOTAL INVESTMENTS	$1,038,327,552	$—	$—	$1,038,327,552
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,359,223	$ 49,910,669	$ 28,504,521	$ 14,991,523	$ (442,720)	$ (4,988,114)	1,726,491	$ 57,992,833	$ 3,359,256	$ —
SPDR Bloomberg Barclays TIPS ETF	1,036,247	58,288,894	34,901,447	7,769,446	(496,051)	(2,724,810)	1,525,330	82,200,034	2,092,167	—
SPDR Dow Jones Global Real Estate ETF	256,072	12,516,799	9,563,768	1,000,063	(61,335)	(1,653,560)	437,542	19,365,609	637,810	—
SPDR Portfolio Long Term Treasury ETF	1,548,775	56,669,677	22,037,268	19,745,134	(1,396,425)	(950,347)	1,615,726	56,615,039	1,737,645	—
State Street Aggregate Bond Index Portfolio	12,478,413	124,784,128	67,115,769	23,136,861	(1,244,387)	(2,674,561)	16,976,734	164,844,088	4,534,769	—
State Street Equity 500 Index II Portfolio	20,090,344	262,580,800	125,716,322	45,587,043	8,937,169	(38,115,684)	26,638,196	313,531,564	5,943,550	10,024,435
State Street Global Equity ex-U.S. Index Portfolio	18,474,392	199,708,175	90,314,190	21,785,381	3,870,667	(45,620,892)	25,109,397	226,486,759	6,432,091	26,060
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,186,781	2,186,781	218,131,898	216,947,117	—	—	3,371,562	3,371,562	53,578	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	623,491,593	623,491,593	—	—	—	—	431,740	—
State Street Navigator Securities Lending Portfolio II	—	—	106,361,028	68,601,327	—	—	37,759,701	37,759,701	54,440	—
State Street Small/Mid Cap Equity Index Portfolio	5,428,619	65,686,288	33,320,951	12,234,820	2,673,241	(13,285,297)	7,387,038	76,160,363	1,121,596	2,879,789
Total		$832,332,211	$1,359,458,755	$1,055,290,308	$11,840,159	$(110,013,265)		$1,038,327,552	$26,398,642	$12,930,284
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.0% (a)
DOMESTIC EQUITY — 44.7%
State Street Equity 500 Index II Portfolio	28,381,227	$ 334,047,047
State Street Small/Mid Cap Equity Index Portfolio	9,299,159	95,874,330
		429,921,377
DOMESTIC FIXED INCOME — 25.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	956,744	32,137,031
SPDR Portfolio Long Term Treasury ETF	2,593,665	90,882,022
State Street Aggregate Bond Index Portfolio	12,335,296	119,775,729
		242,794,782
INFLATION LINKED — 2.4%
SPDR Bloomberg Barclays TIPS ETF (b)	426,260	22,971,151
INTERNATIONAL EQUITY — 26.7%
State Street Global Equity ex-U.S. Index Portfolio	28,504,335	257,109,098
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,006,454,996)		952,796,408
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	3,882,987	3,882,987
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c)(e)	19,640,778	$ 19,640,778
TOTAL SHORT-TERM INVESTMENTS (Cost $23,523,765)		$ 23,523,765
TOTAL INVESTMENTS—101.5% (Cost $1,029,978,761)		976,320,173
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.5)%		(14,213,876)
NET ASSETS—100.0%		$ 962,106,297
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$952,796,408	$—	$—	$952,796,408
Short-Term Investments	23,523,765	—	—	23,523,765
TOTAL INVESTMENTS	$976,320,173	$—	$—	$976,320,173
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	616,596	$ 22,641,405	$ 14,818,611	$ 2,508,423	$ (16,435)	$ (2,798,127)	956,744	$ 32,137,031	$ 1,719,408	$ —
SPDR Bloomberg Barclays TIPS ETF	291,802	16,413,862	9,760,740	2,273,977	(143,812)	(785,662)	426,260	22,971,151	601,294	—
SPDR Portfolio Long Term Treasury ETF	2,094,654	76,643,390	40,462,056	23,036,334	(2,301,786)	(885,304)	2,593,665	90,882,022	2,602,328	—
State Street Aggregate Bond Index Portfolio	9,758,539	97,585,390	46,795,455	21,399,866	(1,093,450)	(2,111,800)	12,335,296	119,775,729	3,505,808	—
State Street Equity 500 Index II Portfolio	20,629,499	269,627,548	134,931,252	39,554,362	8,184,895	(39,142,286)	28,381,227	334,047,047	6,383,469	10,766,406
State Street Global Equity ex-U.S. Index Portfolio	20,041,728	216,651,082	104,690,323	17,080,083	3,309,936	(50,462,160)	28,504,335	257,109,098	7,342,692	29,750
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,259,043	1,259,043	162,050,125	159,426,181	—	—	3,882,987	3,882,987	48,864	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	305,725,860	305,725,860	—	—	—	—	205,218	—
State Street Navigator Securities Lending Portfolio II	—	—	63,498,600	43,857,822	—	—	19,640,778	19,640,778	33,233	—
State Street Small/Mid Cap Equity Index Portfolio	6,549,784	79,252,393	43,059,243	13,029,877	2,986,945	(16,394,374)	9,299,159	95,874,330	1,418,101	3,641,090
Total		$780,074,113	$925,792,265	$627,892,785	$10,926,293	$(112,579,713)		$976,320,173	$23,860,415	$14,437,246
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 49.3%
State Street Equity 500 Index II Portfolio	25,094,581	$ 295,363,217
State Street Small/Mid Cap Equity Index Portfolio	9,409,735	97,014,373
		392,377,590
DOMESTIC FIXED INCOME — 20.4%
SPDR Bloomberg Barclays High Yield Bond ETF	113,039	3,796,980
SPDR Portfolio Long Term Treasury ETF	2,142,736	75,081,469
State Street Aggregate Bond Index Portfolio	8,623,437	83,733,570
		162,612,019
INTERNATIONAL EQUITY — 29.6%
State Street Global Equity ex-U.S. Index Portfolio	26,185,518	236,193,372
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $845,131,358)		791,182,981
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $3,267,995)	3,267,995	$ 3,267,995
TOTAL INVESTMENTS—99.7% (Cost $848,399,353)		794,450,976
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		2,177,336
NET ASSETS—100.0%		$ 796,628,312
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$791,182,981	$—	$—	$791,182,981
Short-Term Investment	3,267,995	—	—	3,267,995
TOTAL INVESTMENTS	$794,450,976	$—	$—	$794,450,976
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	—	$ —	$ 4,364,350	$ 361,952	$ (511)	$ (204,907)	113,039	$ 3,796,980	$ 102,495	$ —
SPDR Portfolio Long Term Treasury ETF	1,570,857	57,477,658	41,774,420	21,843,218	(1,775,942)	(551,449)	2,142,736	75,081,469	2,147,833	—
State Street Aggregate Bond Index Portfolio	5,850,989	58,509,891	42,109,714	14,879,983	(728,042)	(1,278,010)	8,623,437	83,733,570	2,378,698	—
State Street Equity 500 Index II Portfolio	16,467,535	215,230,681	144,662,442	35,512,724	6,995,821	(36,013,003)	25,094,581	295,363,217	5,736,068	9,674,495
State Street Global Equity ex-U.S. Index Portfolio	16,628,131	179,750,100	113,643,070	12,939,153	2,437,141	(46,697,786)	26,185,518	236,193,372	6,867,411	27,824
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,695	1,564,695	185,603,582	183,900,282	—	—	3,267,995	3,267,995	43,385	—
State Street Small/Mid Cap Equity Index Portfolio	5,944,860	71,932,805	51,773,380	12,520,004	2,721,932	(16,893,740)	9,409,735	97,014,373	1,459,912	3,748,445
Total		$584,465,830	$583,930,958	$281,957,316	$ 9,650,399	$(101,638,895)		$794,450,976	$18,735,802	$13,450,764
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 52.3%
State Street Equity 500 Index II Portfolio	20,572,466	$ 242,137,916
State Street Small/Mid Cap Equity Index Portfolio	8,860,607	91,352,859
		333,490,775
DOMESTIC FIXED INCOME — 15.0%
SPDR Portfolio Long Term Treasury ETF	1,703,593	59,693,899
State Street Aggregate Bond Index Portfolio	3,740,116	36,316,524
		96,010,423
INTERNATIONAL EQUITY — 31.6%
State Street Global Equity ex-U.S. Index Portfolio	22,354,298	201,635,770
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $673,649,839)		631,136,968
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $2,484,650)	2,484,650	2,484,650
TOTAL INVESTMENTS—99.3% (Cost $676,134,489)		633,621,618
OTHER ASSETS IN EXCESS OF LIABILITIES—0.7%		4,387,418
NET ASSETS—100.0%		$ 638,009,036

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$631,136,968	$—	$—	$631,136,968
Short-Term Investment	2,484,650	—	—	2,484,650
TOTAL INVESTMENTS	$633,621,618	$—	$—	$633,621,618
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,230,947	$ 45,040,351	$ 32,700,280	$ 16,071,514	$(1,370,926)	$ (604,292)	1,703,593	$ 59,693,899	$ 1,735,648	$ —
State Street Aggregate Bond Index Portfolio	2,291,585	22,915,850	19,913,823	5,680,000	(264,545)	(568,604)	3,740,116	36,316,524	1,003,782	—
State Street Equity 500 Index II Portfolio	13,164,131	172,055,194	118,791,182	25,085,463	5,599,591	(29,222,588)	20,572,466	242,137,916	4,734,351	7,984,991
State Street Global Equity ex-U.S. Index Portfolio	13,911,675	150,385,201	100,475,082	11,346,714	2,449,829	(40,327,628)	22,354,298	201,635,770	5,910,026	23,945
State Street Institutional U.S. Government Money Market Fund, Class G Shares	977,747	977,747	125,586,966	124,080,063	—	—	2,484,650	2,484,650	31,100	—
State Street Small/Mid Cap Equity Index Portfolio	5,537,195	67,000,062	48,672,995	10,979,992	2,704,879	(16,045,085)	8,860,607	91,352,859	1,388,964	3,566,278
Total		$458,374,405	$446,140,328	$193,243,746	$ 9,118,828	$(86,768,197)		$633,621,618	$14,803,871	$11,575,214
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 55.4%
State Street Equity 500 Index II Portfolio	15,289,570	$ 179,958,234
State Street Small/Mid Cap Equity Index Portfolio	7,565,066	77,995,834
		257,954,068
DOMESTIC FIXED INCOME — 10.3%
SPDR Portfolio Long Term Treasury ETF	1,242,947	43,552,863
State Street Aggregate Bond Index Portfolio	454,389	4,412,120
		47,964,983
INTERNATIONAL EQUITY — 33.5%
State Street Global Equity ex-U.S. Index Portfolio	17,325,315	156,274,342
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $501,488,505)		462,193,393
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $2,500,610)	2,500,610	2,500,610
TOTAL INVESTMENTS—99.7% (Cost $503,989,115)		464,694,003
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		1,518,080
NET ASSETS—100.0%		$ 466,212,083

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$462,193,393	$—	$—	$462,193,393
Short-Term Investment	2,500,610	—	—	2,500,610
TOTAL INVESTMENTS	$464,694,003	$—	$—	$464,694,003
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	806,650	$ 29,515,324	$ 28,294,620	$ 13,066,888	$ (799,438)	$ (390,755)	1,242,947	$ 43,552,863	$ 1,232,836	$ —
State Street Aggregate Bond Index Portfolio	—	—	4,421,787	10,000	(145)	478	454,389	4,412,120	61,787	—
State Street Equity 500 Index II Portfolio	8,771,581	114,644,564	102,113,397	18,334,125	3,799,929	(22,265,531)	15,289,570	179,958,234	3,537,414	5,966,230
State Street Global Equity ex-U.S. Index Portfolio	9,683,484	104,678,466	91,309,016	10,328,911	1,667,783	(31,052,012)	17,325,315	156,274,342	4,616,117	18,702
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,194	581,194	132,597,544	130,678,128	—	—	2,500,610	2,500,610	26,727	—
State Street Small/Mid Cap Equity Index Portfolio	4,225,019	51,122,726	47,906,589	9,203,941	2,136,023	(13,965,563)	7,565,066	77,995,834	1,192,637	3,062,192
Total		$300,542,274	$406,642,953	$181,621,993	$6,804,152	$(67,673,383)		$464,694,003	$10,667,518	$9,047,124
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.0% (a)
DOMESTIC EQUITY — 55.9%
State Street Equity 500 Index II Portfolio	9,869,800	$ 116,167,543
State Street Small/Mid Cap Equity Index Portfolio	5,027,392	51,832,413
		167,999,956
DOMESTIC FIXED INCOME — 9.3%
SPDR Portfolio Long Term Treasury ETF	798,634	27,984,136
INTERNATIONAL EQUITY — 33.8%
State Street Global Equity ex-U.S. Index Portfolio	11,275,751	101,707,269
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $320,389,295)		297,691,361
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $1,877,322)	1,877,322	1,877,322
TOTAL INVESTMENTS—99.6% (Cost $322,266,617)		299,568,683
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		1,235,944
NET ASSETS—100.0%		$ 300,804,627

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$297,691,361	$—	$—	$297,691,361
Short-Term Investment	1,877,322	—	—	1,877,322
TOTAL INVESTMENTS	$299,568,683	$—	$—	$299,568,683
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	569,877	$ 20,851,799	$ 15,739,723	$ 7,790,129	$ (463,858)	$ (353,399)	798,634	$ 27,984,136	$ 798,435	$ —
State Street Equity 500 Index II Portfolio	6,186,960	80,863,563	58,789,561	11,696,851	2,472,809	(14,261,539)	9,869,800	116,167,543	2,300,590	3,880,193
State Street Global Equity ex-U.S. Index Portfolio	6,823,378	73,760,721	53,430,415	6,518,398	1,039,445	(20,004,914)	11,275,750	101,707,269	3,018,067	12,228
State Street Institutional U.S. Government Money Market Fund, Class G Shares	573,931	573,931	78,831,204	77,527,813	—	—	1,877,322	1,877,322	15,925	—
State Street Small/Mid Cap Equity Index Portfolio	2,977,585	36,028,778	28,438,591	4,810,000	1,134,395	(8,959,351)	5,027,392	51,832,413	792,651	2,035,193
Total		$212,078,792	$235,229,494	$108,343,191	$4,182,791	$(43,579,203)		$299,568,683	$6,925,668	$5,927,614
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 55.8%
State Street Equity 500 Index II Portfolio	4,350,416	$ 51,204,388
State Street Small/Mid Cap Equity Index Portfolio	2,215,930	22,846,240
		74,050,628
DOMESTIC FIXED INCOME — 9.3%
SPDR Portfolio Long Term Treasury ETF	352,151	12,339,371
INTERNATIONAL EQUITY — 33.8%
State Street Global Equity ex-U.S. Index Portfolio	4,970,244	44,831,602
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $144,207,085)		131,221,601
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $991,215)	991,215	991,215
TOTAL INVESTMENTS—99.7% (Cost $145,198,300)		132,212,816
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		436,949
NET ASSETS—100.0%		$ 132,649,765

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$131,221,601	$—	$—	$131,221,601
Short-Term Investment	991,215	—	—	991,215
TOTAL INVESTMENTS	$132,212,816	$—	$—	$132,212,816
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	218,345	$ 7,989,244	$ 9,313,563	$ 4,734,738	$ (180,837)	$ (47,861)	352,151	$ 12,339,371	$ 326,008	$ —
State Street Equity 500 Index II Portfolio	2,371,392	30,994,088	32,231,779	6,619,513	1,315,608	(6,717,574)	4,350,416	51,204,388	1,009,095	1,701,947
State Street Global Equity ex-U.S. Index Portfolio	2,616,740	28,286,957	28,990,841	4,344,907	790,371	(8,891,660)	4,970,244	44,831,602	1,324,574	5,367
State Street Institutional U.S. Government Money Market Fund, Class G Shares	184,759	184,759	51,589,641	50,783,185	—	—	991,215	991,215	8,742	—
State Street Small/Mid Cap Equity Index Portfolio	1,141,704	13,814,619	15,203,503	2,647,135	594,938	(4,119,685)	2,215,930	22,846,240	347,136	891,300
Total		$81,269,667	$137,329,327	$69,129,478	$2,520,080	$(19,776,780)		$132,212,816	$3,015,555	$2,598,614
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 55.9%
State Street Equity 500 Index II Portfolio	852,220	$ 10,030,631
State Street Small/Mid Cap Equity Index Portfolio	434,259	4,477,205
		14,507,836
DOMESTIC FIXED INCOME — 9.3%
SPDR Portfolio Long Term Treasury ETF	69,105	2,421,439
INTERNATIONAL EQUITY — 33.9%
State Street Global Equity ex-U.S. Index Portfolio	974,192	8,787,215
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $28,868,751)		25,716,490
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $355,295)	355,295	355,295
TOTAL INVESTMENTS—100.5% (Cost $29,224,046)		26,071,785
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(121,754)
NET ASSETS—100.0%		$ 25,950,031

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$25,716,490	$—	$—	$25,716,490
Short-Term Investment	355,295	—	—	355,295
TOTAL INVESTMENTS	$26,071,785	$—	$—	$26,071,785
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	33,036	$ 1,208,787	$ 3,817,221	$ 2,592,215	$ (55,194)	$ 42,840	69,105	$ 2,421,439	$ 54,720	$ —
State Street Equity 500 Index II Portfolio	357,976	4,678,748	8,786,824	2,331,157	344,976	(1,448,760)	852,220	10,030,631	191,866	323,601
State Street Global Equity ex-U.S. Index Portfolio	394,362	4,263,053	7,556,748	1,585,999	294,224	(1,740,811)	974,192	8,787,215	252,196	1,022
State Street Institutional U.S. Government Money Market Fund, Class G Shares	130,547	130,547	12,727,248	12,502,500	—	—	355,295	355,295	2,008	—
State Street Small/Mid Cap Equity Index Portfolio	172,166	2,083,218	4,042,703	950,233	159,731	(858,214)	434,259	4,477,205	66,114	169,753
Total		$12,364,353	$36,930,744	$19,962,104	$743,737	$(4,004,945)		$26,071,785	$566,904	$494,376
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
ASSETS
Investments in affiliated issuers, at value*	$214,787,129	$271,952,528	$887,270,000	$1,038,327,552
Cash	1,423	—	258	71
Receivable for investments sold	6,514,732	7,261,968	30,640,845	35,923,286
Receivable for fund shares sold	1,605,616	2,722,741	6,341,834	9,167,149
Dividends receivable — affiliated issuers	1,131	1,818	4,991	5,303
Securities lending income receivable — unaffiliated issuers	1,619	—	12,769	—
Securities lending income receivable — affiliated issuers	30,785	36,849	75,450	81,456
Receivable from Adviser	70,633	47,677	138,380	139,705
Other Receivable	—	13,859	40,408	65,781
Prepaid expenses and other assets	551	799	2,502	2,873
TOTAL ASSETS	223,013,619	282,038,239	924,527,437	1,083,713,176
LIABILITIES
Payable upon return of securities loaned	15,212,002	16,185,625	42,621,043	37,759,701
Payable for investments purchased	6,720,226	7,719,225	32,793,143	37,236,411
Payable for fund shares repurchased	72,360	11,236	44,948	249,623
Advisory fee payable	8,490	10,777	35,682	42,561
Custodian fees payable	2,841	4,451	4,281	4,265
Administration fees payable	8,663	11,014	36,069	42,884
Transfer agent fees payable	9,818	7,923	10,594	12,690
Sub-transfer agent fee payable	252	145	87	234
Distribution payable	—	—	139	—
Registration and filing fees payable	223	222	75	222
Professional fees payable	30,238	30,310	30,832	30,871
Printing and postage fees payable	367	2,374	8,759	7,827
Accrued expenses and other liabilities	143	538	1,876	1,979
TOTAL LIABILITIES	22,065,623	23,983,840	75,587,528	75,389,268
NET ASSETS	$200,947,996	$258,054,399	$848,939,909	$1,008,323,908
NET ASSETS CONSIST OF:
Paid-in Capital	$213,894,224	$271,399,709	$888,151,252	$1,059,136,889
Total distributable earnings (loss)	(12,946,228)	(13,345,310)	(39,211,343)	(50,812,981)
NET ASSETS	$200,947,996	$258,054,399	$848,939,909	$1,008,323,908
Class I
Net Assets	$ 107,653	$ 42,390	$ 1,798,009	$ 1,155,076
Shares Outstanding	10,745	4,233	174,816	109,674
Net asset value, offering and redemption price per share	$ 10.02	$ 10.01	$ 10.29	$ 10.53
Class K
Net Assets	$200,840,343	$258,012,009	$847,141,900	$1,007,168,832
Shares Outstanding	20,076,956	25,777,107	82,341,637	95,502,268
Net asset value, offering and redemption price per share	$ 10.00	$ 10.01	$ 10.29	$ 10.55
COST OF INVESTMENTS:
Investments in affiliated issuers	226,877,999	285,534,045	930,511,793	1,098,292,917
* Includes investments in securities on loan, at value	$ 14,917,265	$ 15,873,727	$ 45,523,485	$ 37,031,888
See accompanying notes to financial statements.
67

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

976,320,173	$794,450,976	$633,621,618	$464,694,003	$299,568,683	$132,212,816	$26,071,785
31	7	6,256	4,611	9	339	5
34,875,777	26,012,953	17,602,860	11,045,840	8,048,639	3,284,964	472,394
7,760,839	3,848,974	5,732,280	3,280,342	2,653,610	1,184,222	198,253
7,112	4,476	3,969	3,508	1,713	924	362
3,602	—	—	—	—	—	—
46,383	—	—	—	—	—	—
123,531	97,978	86,796	85,628	83,041	72,992	55,499
—	63,723	—	—	—	—	—
2,785	2,290	1,849	1,307	842	344	50
1,019,140,233	824,481,377	657,055,628	479,115,239	310,356,537	136,756,601	26,798,348

19,640,778	—	—	—	—	—	—
36,772,126	27,638,101	18,774,221	12,586,252	9,302,803	3,999,052	773,927
481,604	91,493	165,331	225,579	172,241	46,360	25,241
40,631	33,889	26,965	19,703	12,768	5,577	1,050
4,281	5,070	4,236	4,210	4,236	4,236	4,285
40,926	34,113	27,168	19,830	12,832	5,642	1,114
13,707	14,662	15,352	15,915	15,303	13,983	12,183
247	—	—	—	—	100	140
—	—	—	—	—	405	—
222	909	897	540	863	1,095	223
30,855	30,660	30,560	30,403	30,328	30,192	30,127
6,650	2,767	730	—	—	—	—
1,909	1,401	1,132	724	536	194	27
57,033,936	27,853,065	19,046,592	12,903,156	9,551,910	4,106,836	848,317
$ 962,106,297	$796,628,312	$638,009,036	$466,212,083	$300,804,627	$132,649,765	$25,950,031

$1,005,433,858	$839,754,545	$671,005,547	$497,436,917	$318,141,305	$143,193,734	$28,702,038
(43,327,561)	(43,126,233)	(32,996,511)	(31,224,834)	(17,336,678)	(10,543,969)	(2,752,007)
$ 962,106,297	$796,628,312	$638,009,036	$466,212,083	$300,804,627	$132,649,765	$25,950,031

$ 1,767,558	$ 441,719	$ 1,246,695	$ 786,997	$ 373,828	$ 129,789	$ 121,170
165,646	40,902	115,585	73,072	34,925	12,133	11,784
$ 10.67	$ 10.80	$ 10.79	$ 10.77	$ 10.70	$ 10.70	$ 10.28

$ 960,338,739	$796,186,593	$636,762,341	$465,425,086	$300,430,799	$132,519,976	$25,828,861
89,874,121	73,546,759	58,996,746	43,222,721	28,065,206	12,409,135	2,512,582
$ 10.69	$ 10.83	$ 10.79	$ 10.77	$ 10.70	$ 10.68	$ 10.28

1,029,978,761	848,399,353	676,134,489	503,989,115	322,266,617	145,198,300	29,224,046
$ 19,262,098	$ —	$ —	$ —	$ —	$ —	$ —
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2018

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,361	$ 498	$ 3,214	$ 477
Dividend income — affiliated issuers	5,241,453	6,766,777	22,159,896	25,912,462
Unaffiliated securities lending income	27,777	37,814	102,341	87,301
Affiliated securities lending income	210,653	217,184	424,622	486,180
TOTAL INVESTMENT INCOME (LOSS)	5,482,244	7,022,273	22,690,073	26,486,420
EXPENSES
Advisory fee	103,429	138,133	435,369	497,788
Administration fees	103,429	138,133	435,369	497,788
Sub-transfer agent fee
Class A	—	—	—	—
Class I	—	21	132	198
Distribution fees
Class A	195	174	479	335
Custodian fees	46,714	48,861	49,414	50,350
Trustees’ fees and expenses	21,696	22,144	31,112	32,606
Transfer agent fees	101,912	88,763	106,099	121,141
Registration and filing fees	53,229	59,695	73,948	76,367
Professional fees	53,177	53,347	54,570	54,668
Printing and postage fees	9,600	16,731	66,863	71,513
Insurance expense	571	831	2,618	2,992
Miscellaneous expenses	3,568	4,890	12,111	13,249
TOTAL EXPENSES	497,520	571,723	1,268,084	1,418,995
Expenses waived/reimbursed by the Adviser	(569,353)	(578,085)	(1,205,669)	(1,054,373)
NET EXPENSES	(71,833)	(6,362)	62,415	364,622
NET INVESTMENT INCOME (LOSS)	$ 5,554,077	$ 7,028,635	$ 22,627,658	$ 26,121,798
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	186,921	2,760,533	11,126,340	11,840,159
Capital gain distributions — affiliated issuers	1,285,862	1,783,023	8,232,865	12,930,284
Net realized gain (loss)	1,472,783	4,543,556	19,359,205	24,770,443
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(14,733,528)	(19,021,436)	(78,525,638)	(110,013,265)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,260,745)	(14,477,880)	(59,166,433)	(85,242,822)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (7,706,668)	$ (7,449,245)	$(36,538,775)	$ (59,121,024)
See accompanying notes to financial statements.
69

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

228	$ 458	$ 142	$ 615	$ 91	$ 35	$ 29
23,621,964	18,735,802	14,803,871	10,667,518	6,925,668	3,015,555	566,904
70,627	—	—	—	—	—	—
238,451	—	—	—	—	—	—
23,931,270	18,736,260	14,804,013	10,668,133	6,925,759	3,015,590	566,933

481,715	395,520	320,250	225,961	146,471	59,151	9,700
481,715	395,520	320,250	225,961	146,471	59,151	9,700

—	55	17	37	158	—	—
181	31	234	118	43	—	—

329	250	478	331	348	224	183
47,565	50,446	47,132	46,789	46,748	47,261	47,632
32,213	29,161	27,094	24,271	22,134	19,604	18,248
128,011	135,532	141,079	126,777	123,200	114,602	104,000
70,639	67,413	61,836	58,132	55,396	50,826	45,624
54,632	54,175	53,940	53,571	53,393	53,072	52,919
68,933	70,788	67,283	67,369	73,241	62,531	13,005
2,901	2,375	1,919	1,351	877	355	56
12,887	10,360	8,729	6,563	4,998	3,050	1,995
1,381,721	1,211,626	1,050,241	837,231	673,478	469,827	303,062
(834,773)	(685,231)	(622,563)	(537,383)	(478,813)	(392,223)	(290,461)
546,948	526,395	427,678	299,848	194,665	77,604	12,601
$ 23,384,322	$ 18,209,865	$ 14,376,335	$ 10,368,285	$ 6,731,094	$ 2,937,986	$ 554,332

10,926,293	9,650,399	9,118,828	6,804,152	4,182,791	2,520,080	743,737
14,437,246	13,450,764	11,575,214	9,047,124	5,927,614	2,598,614	494,376
25,363,539	23,101,163	20,694,042	15,851,276	10,110,405	5,118,694	1,238,113

(112,579,713)	(101,638,895)	(86,768,197)	(67,673,383)	(43,579,203)	(19,776,780)	(4,004,945)
(87,216,174)	(78,537,732)	(66,074,155)	(51,822,107)	(33,468,798)	(14,658,086)	(2,766,832)
$ (63,831,852)	$ (60,327,867)	$(51,697,820)	$(41,453,822)	$(26,737,704)	$(11,720,100)	$(2,212,500)
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,554,077	$ 2,330,916	$ 7,028,635	$ 4,038,037
Net realized gain (loss)	1,472,783	2,065,711	4,543,556	3,760,659
Net change in unrealized appreciation/depreciation	(14,733,528)	2,926,586	(19,021,436)	6,347,950
Net increase (decrease) in net assets resulting from operations	(7,706,668)	7,323,213	(7,449,245)	14,146,646
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Class A	—	(2,450)	—	(2,411)
Class I	(4,532)	(3,673)	(2,113)	(4,883)
Class K	(8,399,460)	(3,572,485)	(12,790,575)	(6,398,308)
Total distributions to shareholders	(8,403,992)	(3,578,608)	(12,792,688)	(6,405,602)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contribution from Affiliates (Note 3)	1,415	—	13,859	—
Class A(a)
Proceeds from sale of shares sold	—	20,000	—	149,000
Reinvestment of distributions	—	516	—	502
Redemption of shares in connection with the conversion of assets from Class A to Class I (Note 1)	(21,234)	—	—	—
Cost of shares redeemed	(77,394)	(371,835)	(99,541)	(712,078)
Net increase (decrease) from capital share transactions	(98,628)	(351,319)	(99,541)	(562,576)
Class I
Proceeds from sale of shares sold	981	16,254	5,030	23,896
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I (Note 1)	21,234	—	—	—
Reinvestment of distributions	4,532	3,673	2,112	4,883
Cost of shares redeemed	(50,232)	(535,489)	(149,507)	(724,408)
Net increase (decrease) from capital share transactions	(23,485)	(515,562)	(142,365)	(695,629)
Class K
Proceeds from sale of shares sold	207,534,102	94,443,715	90,310,368	207,348,195
Reinvestment of distributions	8,399,460	3,572,486	12,790,575	6,398,308
Cost of shares redeemed	(134,413,043)	(21,767,716)	(70,872,443)	(46,846,848)
Net increase (decrease) from capital share transactions	81,520,519	76,248,485	32,228,500	166,899,655
Net increase (decrease) in net assets from beneficial interest transactions	81,398,406	75,381,604	31,986,594	165,641,450
Net increase (decrease) in net assets during the period	65,289,161	79,126,209	11,758,520	173,382,494
Net assets at beginning of period	135,658,835	56,532,626	246,295,879	72,913,385
NET ASSETS AT END OF PERIOD	$ 200,947,996	$135,658,835	$258,054,399	$246,295,879
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	1,950	—	14,466
Reinvestment of distributions	—	48	—	47
Shares redeemed in connection with the conversion of assets from Class A to Class I (Note 1)	(1,998)	—	—	—
Shares redeemed	(7,301)	(34,366)	(9,310)	(65,467)
Net increase (decrease) from share transactions	(9,299)	(32,368)	(9,310)	(50,954)
Class I
Shares sold	91	1,553	465	2,206
Shares issued in connection with the conversion of assets from Class A to Class I ( Note 1)	1,994	—	—	—
Reinvestment of distributions	454	343	212	451
Shares redeemed	(4,709)	(49,467)	(13,867)	(66,454)
Net increase (decrease) from share transactions	(2,170)	(47,571)	(13,190)	(63,797)
Class K
Shares sold	19,214,623	8,866,173	8,351,447	19,401,928
Reinvestment of distributions	842,474	334,502	1,281,621	591,341
Shares redeemed	(12,622,611)	(2,044,773)	(6,528,843)	(4,406,789)
Net increase (decrease) from share transactions	7,434,486	7,155,902	3,104,225	15,586,480
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares. See Note 1.
See accompanying notes to financial statements.
71

State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund
Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17

$ 22,627,658	$ 14,068,781	$ 26,121,798	$ 14,117,127	$ 23,384,322	$ 12,867,881
19,359,205	13,802,069	24,770,443	14,930,928	25,363,539	14,069,364
(78,525,638)	36,101,721	(110,013,265)	50,283,421	(112,579,713)	58,352,362
(36,538,775)	63,972,571	(59,121,024)	79,331,476	(63,831,852)	85,289,607

—	(3,457)	—	(2,615)	—	(2,260)
(94,975)	(18,348)	(59,153)	(55,122)	(88,182)	(39,748)
(44,523,544)	(20,783,640)	(50,682,003)	(20,422,508)	(47,418,269)	(17,973,252)
(44,618,519)	(20,805,445)	(50,741,156)	(20,480,245)	(47,506,451)	(18,015,260)

40,408	—	65,781	—	—	—

490,000	62,051	186,928	21,486	83,298	10,212
—	2,528	—	422	—	228
(237,210)	—	(109,730)	—	(89,264)	—
(373,913)	(108,862)	(187,108)	(98,652)	(97,013)	(97,561)
(121,123)	(44,283)	(109,910)	(76,744)	(102,979)	(87,121)

1,153,163	210,074	270,622	558,981	196,592	408,325
237,210	—	109,730	—	89,264	—
94,975	18,349	59,153	55,122	88,182	39,747
(210,593)	(426,853)	(1,373,715)	(773,218)	(116,274)	(483,638)
1,274,755	(198,430)	(934,210)	(159,115)	257,764	(35,566)

267,720,042	535,096,164	365,384,810	591,159,847	351,016,403	503,874,463
44,523,405	20,783,640	50,682,003	20,422,508	47,418,269	17,973,250
(159,803,462)	(59,031,999)	(129,329,674)	(46,745,552)	(105,937,878)	(35,446,298)
152,439,985	496,847,805	286,737,139	564,836,803	292,496,794	486,401,415
153,593,617	496,605,092	285,693,019	564,600,944	292,651,579	486,278,728
72,476,731	539,772,218	175,896,620	623,452,175	181,313,276	553,553,075
776,463,178	236,690,960	832,427,288	208,975,113	780,793,021	227,239,946
$ 848,939,909	$776,463,178	$1,008,323,908	$832,427,288	$ 962,106,297	$780,793,021

42,083	5,532	15,682	1,888	6,914	899
—	223	—	36	—	19
(21,161)	—	(9,484)	—	(7,571)	—
(33,274)	(9,583)	(16,019)	(8,468)	(8,285)	(8,240)
(12,352)	(3,828)	(9,821)	(6,544)	(8,942)	(7,322)

102,958	19,100	23,141	50,152	16,510	36,085
21,161	—	9,476	—	7,571	—
9,275	1,624	5,645	4,715	8,312	3,329
(18,601)	(38,311)	(118,722)	(68,973)	(9,969)	(42,905)
114,793	(17,587)	(80,460)	(14,106)	22,424	(3,491)

23,681,680	48,954,273	31,044,743	52,977,235	29,309,128	44,782,114
4,343,747	1,839,260	4,826,858	1,744,023	4,460,797	1,504,038
(14,078,169)	(5,337,045)	(10,992,359)	(4,088,160)	(8,812,232)	(3,088,687)
13,947,258	45,456,488	24,879,242	50,633,098	24,957,693	43,197,465
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,209,865	$ 8,968,538	$ 14,376,335	$ 7,288,641
Net realized gain (loss)	23,101,163	11,088,912	20,694,042	8,186,450
Net change in unrealized appreciation/depreciation	(101,638,895)	46,713,844	(86,768,197)	42,476,472
Net increase (decrease) in net assets resulting from operations	(60,327,867)	66,771,294	(51,697,820)	57,951,563
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Class A	—	(2,523)	—	(2,185)
Class I	(20,901)	(8,604)	(60,520)	(20,350)
Class K	(37,599,436)	(13,471,166)	(30,754,623)	(10,203,839)
Total distributions to shareholders	(37,620,337)	(13,482,293)	(30,815,143)	(10,226,374)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contribution from Affiliates (Note 3)	63,723	—	6,247	—
Class A(a)
Proceeds from sale of shares sold	12,746	20,000	194,295	43,703
Reinvestment of distributions	—	2,395	—	1,048
Redemption of shares in connection with the conversion of assets from Class A to Class I (Note 1)	(38,238)	—	(240,271)	—
Cost of shares redeemed	(101,467)	(594,500)	(55,696)	(119,617)
Net increase (decrease) from capital share transactions	(126,959)	(572,105)	(101,672)	(74,866)
Class I
Proceeds from sale of shares sold	98,818	130,634	314,483	242,459
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I (Note 1)	38,238	—	240,271	—
Reinvestment of distributions	20,901	8,604	60,520	20,349
Cost of shares redeemed	(34,846)	(743,409)	(120,037)	(193,056)
Net increase (decrease) from capital share transactions	123,111	(604,171)	495,237	69,752
Class K
Proceeds from sale of shares sold	357,140,615	376,829,302	294,196,717	277,503,308
Reinvestment of distributions	37,599,436	13,471,165	30,754,623	10,203,839
Cost of shares redeemed	(85,438,916)	(23,652,568)	(63,980,947)	(20,662,541)
Net increase (decrease) from capital share transactions	309,301,135	366,647,899	260,970,393	267,044,606
Net increase (decrease) in net assets from beneficial interest transactions	309,297,287	365,471,623	261,363,958	267,039,492
Net increase (decrease) in net assets during the period	211,412,806	418,760,624	178,857,242	314,764,681
Net assets at beginning of period	585,215,506	166,454,882	459,151,794	144,387,113
NET ASSETS AT END OF PERIOD	$ 796,628,312	$585,215,506	$638,009,036	$459,151,794
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	1,044	1,647	15,781	3,995
Reinvestment of distributions	—	197	—	86
Shares redeemed in connection with the conversion of assets from Class A to Class I (Note 1)	(3,195)	—	(19,973)	—
Shares redeemed	(8,252)	(49,500)	(4,670)	(9,935)
Net increase (decrease) from share transactions	(10,403)	(47,656)	(8,862)	(5,854)
Class I
Shares sold	8,185	11,488	25,541	20,731
Shares issued in connection with the conversion of assets from Class A to Class I ( Note 1)	3,192	—	19,940	—
Reinvestment of distributions	1,947	709	5,645	1,667
Shares redeemed	(2,910)	(62,323)	(9,906)	(16,187)
Net increase (decrease) from share transactions	10,414	(50,126)	41,220	6,211
Class K
Shares sold	29,106,428	33,047,693	23,975,808	24,510,510
Reinvestment of distributions	3,494,372	1,107,826	2,866,227	835,011
Shares redeemed	(6,958,752)	(2,050,562)	(5,191,478)	(1,794,529)
Net increase (decrease) from share transactions	25,642,048	32,104,957	21,650,557	23,550,992
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares. See Note 1.
See accompanying notes to financial statements.
73

State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/18	Year Ended 12/31/17

$ 10,368,285	$ 4,778,676	$ 6,731,094	$ 3,500,401	$ 2,937,986	$ 1,327,975
15,851,276	5,939,362	10,110,405	4,325,051	5,118,694	1,641,305
(67,673,383)	27,109,738	(43,579,203)	20,026,638	(19,776,780)	6,522,711
(41,453,822)	37,827,776	(26,737,704)	27,852,090	(11,720,100)	9,491,991

—	(2,867)	—	(2,365)	—	(2,221)
(37,415)	(17,665)	(17,896)	(5,765)	(6,641)	(2,507)
(22,018,119)	(6,925,335)	(14,299,282)	(5,072,893)	(6,678,653)	(1,923,556)
(22,055,534)	(6,945,867)	(14,317,178)	(5,081,023)	(6,685,294)	(1,928,284)

4,604	—	—	—	333	—

78,575	61,614	83,496	57,429	20,264	—
—	1,214	—	1,423	—	—
(160,336)	—	(141,455)	—	(14,984)	—
(53,086)	(362,477)	(43,179)	(167,595)	(103,712)	(100,335)
(134,847)	(299,649)	(101,138)	(108,743)	(98,432)	(100,335)

167,709	253,695	89,932	60,125	33,365	35,459
160,336	—	141,455	—	14,984	—
37,415	17,665	17,896	5,765	4,921	1,616
(245,626)	(515,481)	(66,301)	(257,661)	(10,358)	(249,178)
119,834	(244,121)	182,982	(191,771)	42,912	(212,103)

257,738,573	200,600,123	147,982,505	146,893,327	82,947,912	57,790,251
22,018,119	6,925,335	14,299,282	5,072,892	6,678,248	1,923,556
(51,371,565)	(14,048,966)	(33,069,527)	(10,432,999)	(20,251,677)	(4,390,583)
228,385,127	193,476,492	129,212,260	141,533,220	69,374,483	55,323,224
228,370,114	192,932,722	129,294,104	141,232,706	69,318,963	55,010,786
164,865,362	223,814,631	88,239,222	164,003,773	50,913,902	62,574,493
301,346,721	77,532,090	212,565,405	48,561,632	81,735,863	19,161,370
$466,212,083	$301,346,721	$300,804,627	$212,565,405	$132,649,765	$81,735,863

6,238	5,188	6,517	5,307	1,614	—
—	99	—	117	—	—
(13,284)	—	(11,768)	—	(1,246)	—
(4,396)	(30,032)	(3,620)	(13,947)	(8,687)	(8,348)
(11,442)	(24,745)	(8,871)	(8,523)	(8,319)	(8,348)

13,747	22,069	7,431	5,242	2,739	3,092
13,262	—	11,758	—	1,242	—
3,497	1,443	1,682	473	463	132
(19,433)	(43,820)	(5,526)	(21,569)	(855)	(20,956)
11,073	(20,308)	15,345	(15,854)	3,589	(17,732)

20,874,274	17,734,634	12,073,607	13,176,913	6,756,118	5,074,651
2,057,769	565,796	1,343,918	416,152	629,430	157,928
(4,155,850)	(1,219,166)	(2,686,477)	(907,910)	(1,642,195)	(381,955)
18,776,193	17,081,264	10,731,048	12,685,155	5,743,353	4,850,624
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2060 Fund
	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 554,332	$ 191,323
Net realized gain (loss)	1,238,113	289,268
Net change in unrealized appreciation/depreciation	(4,004,945)	823,801
Net increase (decrease) in net assets resulting from operations	(2,212,500)	1,304,392
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Class A	—	(2,604)
Class I	(7,584)	(2,947)
Class K	(1,525,276)	(333,487)
Total distributions to shareholders	(1,532,860)	(339,038)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A(a)
Proceeds from sale of shares sold	5,417	33,890
Reinvestment of distributions	—	928
Redemption of shares in connection with the conversion of assets from Class A to Class I (Note 1)	(26,017)	—
Cost of shares redeemed	(77,602)	(136,369)
Net increase (decrease) from capital share transactions	(98,202)	(101,551)
Class I
Proceeds from sale of shares sold	10,781	2,392
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I (Note 1)	26,017	—
Reinvestment of distributions	2,166	124
Cost of shares redeemed	(2,064)	(99,341)
Net increase (decrease) from capital share transactions	36,900	(96,825)
Class K
Proceeds from sale of shares sold	23,719,397	8,597,760
Reinvestment of distributions	1,525,276	333,487
Cost of shares redeemed	(7,832,210)	(1,035,771)
Net increase (decrease) from capital share transactions	17,412,463	7,895,476
Net increase (decrease) in net assets from beneficial interest transactions	17,351,161	7,697,100
Net increase (decrease) in net assets during the period	13,605,801	8,662,454
Net assets at beginning of period	12,344,230	3,681,776
NET ASSETS AT END OF PERIOD	$25,950,031	$12,344,230
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	445	3,269
Reinvestment of distributions	—	78
Shares redeemed in connection with the conversion of assets from Class A to Class I (Note 1)	(2,226)	—
Shares redeemed	(6,628)	(11,605)
Net increase (decrease) from share transactions	(8,409)	(8,258)
Class I
Shares sold	916	213
Shares issued in connection with the conversion of assets from Class A to Class I ( Note 1)	2,222	—
Reinvestment of distributions	212	10
Shares redeemed	(171)	(8,433)
Net increase (decrease) from share transactions	3,179	(8,210)
Class K
Shares sold	1,997,253	752,172
Reinvestment of distributions	149,245	28,119
Shares redeemed	(653,396)	(92,506)
Net increase (decrease) from share transactions	1,493,102	687,785
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares. See Note 1.
See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14*
Net asset value, beginning of period	$10.73	$10.12	$ 9.79	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.19	0.19	0.19	0.05
Net realized and unrealized gain (loss)	(0.55)	0.71	0.32	(0.23)	0.02
Total from investment operations	(0.27)	0.90	0.51	(0.04)	0.07
Distributions to shareholders from:
Net investment income	(0.29)	(0.20)	(0.17)	(0.19)	(0.04)
Net realized gains	(0.15)	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	(0.44)	(0.29)	(0.18)	(0.20)	(0.04)
Net asset value, end of period	$10.02	$10.73	$10.12	$ 9.79	$10.03
Total return (c)	(2.50)%(d)	8.92%	5.27%	(0.39)%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 108	$ 139	$ 612	$ 653	$ 418
Ratios to Average Net Assets:
Total expenses (e)	0.25%	0.36%	0.66%	1.15%	21.40%(f)
Net expenses (e)	(0.03)%(g)	(0.05)%(g)	(0.03)%(g)	0.01%	0.37%(f)
Net investment income (loss)	2.62%	1.78%	1.89%	1.94%	2.07%(f)
Portfolio turnover rate	53%	25%	37%	31%	8%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.71	$ 10.12	$ 9.78	$ 10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.28	0.23	0.20	0.06
Net realized and unrealized gain (loss)	(0.56)	0.60	0.29	(0.25)	0.02
Total from investment operations	(0.27)	0.88	0.52	(0.05)	0.08
Distributions to shareholders from:
Net investment income	(0.29)	(0.20)	(0.17)	(0.19)	(0.05)
Net realized gains	(0.15)	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	(0.44)	(0.29)	(0.18)	(0.20)	(0.05)
Net asset value, end of period	$ 10.00	$ 10.71	$ 10.12	$ 9.78	$10.03
Total return (c)	(2.50)%(d)	8.83%	5.28%	(0.49)%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$200,840	$135,420	$55,499	$22,265	$1,558
Ratios to Average Net Assets:
Total expenses (e)	0.24%	0.36%	0.66%	1.15%	25.06%(f)
Net expenses (e)	(0.04)%(g)	(0.02)%(g)	(0.04)%(g)	0.01%	0.17%(f)
Net investment income (loss)	2.69%	2.61%	2.23%	1.99%	2.59%(f)
Portfolio turnover rate	53%	25%	37%	31%	8%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.85	$10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19	0.19	0.23	0.06
Net realized and unrealized gain (loss)	(0.52)	0.86	0.41	(0.31)	0.03
Total from investment operations	(0.32)	1.05	0.60	(0.08)	0.09
Distributions to shareholders from:
Net investment income	(0.28)	(0.19)	(0.16)	(0.18)	(0.06)
Net realized gains	(0.24)	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	(0.52)	(0.29)	(0.23)	(0.23)	(0.06)
Net asset value, end of period	$10.01	$10.85	$10.09	$ 9.72	$10.03
Total return (c)	(2.89)%(d)	10.39%	6.19%	(0.75)%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 42	$ 189	$ 819	$1,030	$ 585
Ratios to Average Net Assets:
Total expenses (e)	0.23%	0.27%	0.58%	5.07%	14.80%(f)
Net expenses (e)	0.03%	(0.05)%(g)	0.01%	0.02%	0.37%(f)
Net investment income (loss)	1.87%	1.79%	1.85%	2.32%	2.31%(f)
Portfolio turnover rate	29%	34%	49%	55%	39%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.89)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.85	$ 10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.29	0.28	0.22	0.06
Net realized and unrealized gain (loss)	(0.59)	0.76	0.32	(0.30)	0.03
Total from investment operations	(0.31)	1.05	0.60	(0.08)	0.09
Distributions to shareholders from:
Net investment income	(0.29)	(0.19)	(0.16)	(0.18)	(0.06)
Net realized gains	(0.24)	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	(0.53)	(0.29)	(0.23)	(0.23)	(0.06)
Net asset value, end of period	$ 10.01	$ 10.85	$ 10.09	$ 9.72	$10.03
Total return (c)	(2.86)%(d)	10.39%	6.19%	(0.74)%	0.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$258,012	$246,006	$71,486	$3,707	$1,740
Ratios to Average Net Assets:
Total expenses (e)	0.21%	0.26%	0.58%	5.07%	18.68%(f)
Net expenses (e)	(0.00)%(g)(h)	(0.02)%(h)	(0.01)%(h)	0.02%	0.17%(f)
Net investment income (loss)	2.54%	2.71%	2.72%	2.19%	2.50%(f)
Portfolio turnover rate	29%	34%	49%	55%	39%(i)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.86)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Ratio is less than 0.005%
(h)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(i)	Not annualized.
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.34	$10.27	$ 9.75	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.25	0.16	0.33	0.06
Net realized and unrealized gain (loss)	(0.90)	1.13	0.54	(0.49)	0.11
Total from investment operations	(0.47)	1.38	0.70	(0.16)	0.17
Distributions to shareholders from:
Net investment income	(0.29)	(0.23)	(0.17)	(0.22)	(0.03)
Net realized gains	(0.29)	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	(0.58)	(0.31)	(0.18)	(0.23)	(0.03)
Net asset value, end of period	$10.29	$11.34	$10.27	$ 9.75	$10.14
Total return (c)	(4.17)%(d)	13.38%	7.34%	(1.56)%	1.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,798	$ 680	$ 797	$1,811	$ 845
Ratios to Average Net Assets:
Total expenses (e)	0.16%	0.15%	0.30%	0.55%	9.11%(f)
Net expenses (e)	0.02%	0.01%	0.07%	0.01%	0.37%(f)
Net investment income (loss)	3.85%	2.29%	1.54%	3.28%	2.57%(f)
Portfolio turnover rate	22%	18%	28%	39%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 11.34	$ 10.28	$ 9.74	$ 10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.29	0.27	0.23	0.04
Net realized and unrealized gain (loss)	(0.76)	1.08	0.45	(0.39)	0.13
Total from investment operations	(0.47)	1.37	0.72	(0.16)	0.17
Distributions to shareholders from:
Net investment income	(0.29)	(0.23)	(0.17)	(0.22)	(0.04)
Net realized gains	(0.29)	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	(0.58)	(0.31)	(0.18)	(0.23)	(0.04)
Net asset value, end of period	$ 10.29	$ 11.34	$ 10.28	$ 9.74	$10.13
Total return (c)	(4.16)%(d)	13.38%	7.45%	(1.57)%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$847,142	$775,643	$235,727	$52,303	$6,399
Ratios to Average Net Assets:
Total expenses (e)	0.15%	0.15%	0.24%	0.55%	11.13%(f)
Net expenses (e)	0.01%	0.02%	0.01%	0.01%	0.17%(f)
Net investment income (loss)	2.60%	2.67%	2.60%	2.29%	1.62%(f)
Portfolio turnover rate	22%	18%	28%	39%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.74	$10.33	$ 9.74	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.26	0.15	0.37	0.06
Net realized and unrealized gain (loss)	(0.87)	1.45	0.63	(0.56)	0.14
Total from investment operations	(0.64)	1.71	0.78	(0.19)	0.20
Distributions to shareholders from:
Net investment income	(0.29)	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	(0.28)	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	(0.57)	(0.30)	(0.19)	(0.23)	(0.04)
Net asset value, end of period	$10.53	$11.74	$10.33	$ 9.74	$10.16
Total return (c)	(5.48)%(d)	16.54%	8.01%	(1.87)%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,155	$2,232	$2,110	$3,293	$ 677
Ratios to Average Net Assets:
Total expenses (e)	0.15%	0.15%	0.33%	1.31%	10.65%(f)
Net expenses (e)	0.05%	0.03%	0.08%	0.03%	0.37%(f)
Net investment income (loss)	1.98%	2.36%	1.53%	3.71%	5.10%(f)
Portfolio turnover rate	15%	10%	21%	51%	13%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 11.75	$ 10.34	$ 9.75	$ 10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.30	0.29	0.29	0.05
Net realized and unrealized gain (loss)	(0.94)	1.41	0.49	(0.47)	0.15
Total from investment operations	(0.63)	1.71	0.78	(0.18)	0.20
Distributions to shareholders from:
Net investment income	(0.29)	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	(0.28)	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	(0.57)	(0.30)	(0.19)	(0.23)	(0.04)
Net asset value, end of period	$ 10.55	$ 11.75	$ 10.34	$ 9.75	$10.16
Total return (c)	(5.38)%(d)	16.52%	8.00%	(1.77)%	2.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,007,169	$830,080	$206,696	$21,815	$5,597
Ratios to Average Net Assets:
Total expenses (e)	0.14%	0.15%	0.28%	1.31%	11.75%(f)
Net expenses (e)	0.04%	0.04%	0.04%	0.03%	0.17%(f)
Net investment income (loss)	2.63%	2.63%	2.81%	2.86%	2.19%(f)
Portfolio turnover rate	15%	10%	21%	51%	13%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.98	$10.37	$ 9.76	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.25	0.14	0.35	0.06
Net realized and unrealized gain (loss)	(1.05)	1.64	0.65	(0.54)	0.16
Total from investment operations	(0.76)	1.89	0.79	(0.19)	0.22
Distributions to shareholders from:
Net investment income	(0.27)	(0.23)	(0.16)	(0.20)	(0.07)
Net realized gains	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	(0.55)	(0.28)	(0.18)	(0.20)	(0.07)
Net asset value, end of period	$10.67	$11.98	$10.37	$ 9.76	$10.15
Total return (c)	(6.24)%	18.27%	8.10%	(1.83)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,768	$1,716	$1,522	$2,066	$ 676
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.15%	0.30%	0.59%	12.59%(e)
Net expenses (d)	0.07%	0.06%	0.08%	0.03%	0.37%(e)
Net investment income (loss)	2.44%	2.25%	1.39%	3.52%	2.30%(e)
Portfolio turnover rate	12%	7%	18%	33%	18%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.00	$ 10.38	$ 9.76	$ 10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.28	0.25	0.25	0.07
Net realized and unrealized gain (loss)	(1.04)	1.62	0.55	(0.44)	0.15
Total from investment operations	(0.75)	1.90	0.80	(0.19)	0.22
Distributions to shareholders from:
Net investment income	(0.28)	(0.23)	(0.16)	(0.20)	(0.07)
Net realized gains	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	(0.56)	(0.28)	(0.18)	(0.20)	(0.07)
Net asset value, end of period	$ 10.69	$ 12.00	$ 10.38	$ 9.76	$10.15
Total return (c)	(6.22)%	18.35%	8.20%	(1.83)%	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$960,339	$778,969	$225,549	$48,114	$3,243
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.15%	0.26%	0.59%	14.05%(e)
Net expenses (d)	0.06%	0.06%	0.05%	0.03%	0.17%(e)
Net investment income (loss)	2.43%	2.46%	2.48%	2.42%	2.64%(e)
Portfolio turnover rate	12%	7%	18%	33%	18%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.18	$10.43	$ 9.77	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.13	0.11	0.31	0.07
Net realized and unrealized gain (loss)	(1.14)	1.91	0.74	(0.51)	0.15
Total from investment operations	(0.84)	2.04	0.85	(0.20)	0.22
Distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.16)	(0.18)	(0.05)
Net realized gains	(0.28)	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	(0.54)	(0.29)	(0.19)	(0.20)	(0.05)
Net asset value, end of period	$10.80	$12.18	$10.43	$ 9.77	$10.17
Total return (c)	(6.88)%(d)	19.56%	8.61%	(2.00)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 442	$ 371	$ 840	$1,416	$ 508
Ratios to Average Net Assets:
Total expenses (e)	0.16%	0.17%	0.36%	1.83%	16.79%(f)
Net expenses (e)	0.07%	0.07%	0.09%	0.03%	0.37%(f)
Net investment income (loss)	2.49%	1.10%	1.08%	3.07%	2.78%(f)
Portfolio turnover rate	13%	6%	18%	38%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.21	$ 10.44	$ 9.78	$ 10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.27	0.27	0.32	0.03
Net realized and unrealized gain (loss)	(1.12)	1.79	0.58	(0.51)	0.20
Total from investment operations	(0.84)	2.06	0.85	(0.19)	0.23
Distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.16)	(0.18)	(0.06)
Net realized gains	(0.28)	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	(0.54)	(0.29)	(0.19)	(0.20)	(0.06)
Net asset value, end of period	$ 10.83	$ 12.21	$ 10.44	$ 9.78	$10.17
Total return (c)	(6.85)%(d)	19.73%	8.60%	(1.90)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$796,187	$584,717	$165,008	$17,223	$3,208
Ratios to Average Net Assets:
Total expenses (e)	0.15%	0.17%	0.33%	1.83%	17.89%(f)
Net expenses (e)	0.07%	0.08%	0.06%	0.03%	0.17%(f)
Net investment income (loss)	2.30%	2.34%	2.64%	3.12%	1.28%(f)
Portfolio turnover rate	13%	6%	18%	38%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.26	$10.39	$ 9.71	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.24	0.09	0.40	0.06
Net realized and unrealized gain (loss)	(1.23)	1.91	0.78	(0.63)	0.16
Total from investment operations	(0.92)	2.15	0.87	(0.23)	0.22
Distributions to shareholders from:
Net investment income	(0.26)	(0.23)	(0.16)	(0.19)	(0.09)
Net realized gains	(0.29)	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	(0.55)	(0.28)	(0.19)	(0.19)	(0.09)
Net asset value, end of period	$10.79	$12.26	$10.39	$ 9.71	$10.13
Total return (c)	(7.46)%(d)	20.59%	9.00%	(2.28)%	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,247	$ 912	$ 708	$1,501	$ 506
Ratios to Average Net Assets:
Total expenses (e)	0.19%	0.17%	0.38%	0.79%	18.04%(f)
Net expenses (e)	0.09%	0.07%	0.10%	0.02%	0.37%(f)
Net investment income (loss)	2.50%	2.14%	0.86%	4.02%	2.53%(f)
Portfolio turnover rate	11%	6%	16%	38%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.27	$ 10.40	$ 9.72	$ 10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.26	0.24	0.25	0.05
Net realized and unrealized gain (loss)	(1.21)	1.89	0.63	(0.47)	0.18
Total from investment operations	(0.93)	2.15	0.87	(0.22)	0.23
Distributions to shareholders from:
Net investment income	(0.26)	(0.23)	(0.16)	(0.19)	(0.10)
Net realized gains	(0.29)	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	(0.55)	(0.28)	(0.19)	(0.19)	(0.10)
Net asset value, end of period	$ 10.79	$ 12.27	$ 10.40	$ 9.72	$10.13
Total return (c)	(7.52)%(d)	20.69%	8.89%	(2.18)%	2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$636,762	$458,132	$143,526	$35,359	$1,512
Ratios to Average Net Assets:
Total expenses (e)	0.16%	0.17%	0.32%	0.79%	20.53%(f)
Net expenses (e)	0.07%	0.07%	0.05%	0.02%	0.17%(f)
Net investment income (loss)	2.24%	2.30%	2.31%	2.47%	1.90%(f)
Portfolio turnover rate	11%	6%	16%	38%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.29	$10.36	$ 9.64	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.20	0.15	0.30	0.06
Net realized and unrealized gain (loss)	(1.31)	2.02	0.75	(0.54)	0.16
Total from investment operations	(0.98)	2.22	0.90	(0.24)	0.22
Distributions to shareholders from:
Net investment income	(0.26)	(0.24)	(0.16)	(0.17)	(0.16)
Net realized gains	(0.28)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	(0.54)	(0.29)	(0.18)	(0.18)	(0.16)
Net asset value, end of period	$10.77	$12.29	$10.36	$ 9.64	$10.06
Total return (c)	(7.96)%(d)	21.45%	9.31%	(2.40)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 787	$ 762	$ 853	$ 782	$ 335
Ratios to Average Net Assets:
Total expenses (e)	0.20%	0.21%	0.59%	3.25%	30.22%(f)
Net expenses (e)	0.08%	0.06%	0.06%	0.01%	0.37%(f)
Net investment income (loss)	2.68%	1.73%	1.46%	2.97%	2.32%(f)
Portfolio turnover rate	11%	5%	17%	35%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.29	$ 10.36	$ 9.63	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.28	0.27	0.30	0.06
Net realized and unrealized gain (loss)	(1.26)	1.94	0.64	(0.55)	0.17
Total from investment operations	(0.98)	2.22	0.91	(0.25)	0.23
Distributions to shareholders from:
Net investment income	(0.26)	(0.24)	(0.16)	(0.17)	(0.17)
Net realized gains	(0.28)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	(0.54)	(0.29)	(0.18)	(0.18)	(0.17)
Net asset value, end of period	$ 10.77	$ 12.29	$ 10.36	$ 9.63	$10.06
Total return (c)	(7.94)%(d)	21.45%	9.31%	(2.40)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$465,425	$300,444	$76,304	$8,374	$ 335
Ratios to Average Net Assets:
Total expenses (e)	0.19%	0.21%	0.57%	3.25%	30.02%(f)
Net expenses (e)	0.07%	0.07%	0.05%	0.01%	0.17%(f)
Net investment income (loss)	2.29%	2.39%	2.62%	2.99%	2.53%(f)
Portfolio turnover rate	11%	5%	17%	35%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.24	$10.33	$ 9.62	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.15	0.08	0.43	0.06
Net realized and unrealized gain (loss)	(1.37)	2.06	0.80	(0.69)	0.16
Total from investment operations	(1.00)	2.21	0.88	(0.26)	0.22
Distributions to shareholders from:
Net investment income	(0.26)	(0.25)	(0.15)	(0.18)	(0.16)
Net realized gains	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	(0.54)	(0.30)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$10.70	$12.24	$10.33	$ 9.62	$10.06
Total return (c)	(8.14)%	21.30%	9.34%	(2.61)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 374	$ 240	$ 366	$ 795	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.25%	0.97%	4.65%	59.71%(e)
Net expenses (d)	0.08%	0.06%	0.12%	0.02%	0.37%(e)
Net investment income (loss)	3.05%	1.34%	0.76%	4.40%	2.28%(e)
Portfolio turnover rate	11%	5%	16%	35%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.24	$ 10.33	$ 9.61	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.27	0.26	0.28	0.06
Net realized and unrealized gain (loss)	(1.28)	1.94	0.63	(0.55)	0.16
Total from investment operations	(1.00)	2.21	0.89	(0.27)	0.22
Distributions to shareholders from:
Net investment income	(0.26)	(0.25)	(0.15)	(0.18)	(0.16)
Net realized gains	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	(0.54)	(0.30)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$ 10.70	$ 12.24	$ 10.33	$ 9.61	$10.06
Total return (c)	(8.13)%	21.42%	9.35%	(2.71)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$300,431	$212,217	$48,016	$5,736	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.23%	0.25%	0.90%	4.65%	59.52%(e)
Net expenses (d)	0.07%	0.07%	0.05%	0.02%	0.17%(e)
Net investment income (loss)	2.30%	2.37%	2.61%	2.82%	2.48%(e)
Portfolio turnover rate	11%	5%	16%	35%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.25	$10.32	$ 9.60	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.11	0.16	0.22	0.06
Net realized and unrealized gain (loss)	(1.29)	2.11	0.73	(0.49)	0.16
Total from investment operations	(0.98)	2.22	0.89	(0.27)	0.22
Distributions to shareholders from:
Net investment income	(0.25)	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	(0.32)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	(0.57)	(0.29)	(0.17)	(0.19)	(0.16)
Net asset value, end of period	$10.70	$12.25	$10.32	$ 9.60	$10.06
Total return (c)	(7.93)%(d)	21.60%	9.33%	(2.65)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 130	$ 105	$ 271	$ 222	$ 168
Ratios to Average Net Assets:
Total expenses (e)	0.40%	0.52%	2.09%	7.69%	59.62%(f)
Net expenses (e)	0.07%	0.06%	0.04%	0.02%	0.37%(f)
Net investment income (loss)	2.53%	0.95%	1.58%	2.20%	2.28%(f)
Portfolio turnover rate	16%	7%	14%	40%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.23	$ 10.31	$ 9.59	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.31	0.26	0.27	0.06
Net realized and unrealized gain (loss)	(1.28)	1.90	0.63	(0.55)	0.16
Total from investment operations	(0.98)	2.21	0.89	(0.28)	0.22
Distributions to shareholders from:
Net investment income	(0.25)	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	(0.32)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	(0.57)	(0.29)	(0.17)	(0.19)	(0.16)
Net asset value, end of period	$ 10.68	$ 12.23	$ 10.31	$ 9.59	$10.06
Total return (c)	(7.94)%(d)	21.53%	9.34%	(2.75)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$132,520	$81,529	$18,718	$3,043	$ 168
Ratios to Average Net Assets:
Total expenses (e)	0.40%	0.51%	2.09%	7.69%	59.42%(f)
Net expenses (e)	0.07%	0.07%	0.05%	0.02%	0.17%(f)
Net investment income (loss)	2.49%	2.67%	2.61%	2.64%	2.48%(f)
Portfolio turnover rate	16%	7%	14%	40%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.91	$10.09	$ 9.50	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.15	0.15	0.20	0.06
Net realized and unrealized gain (loss)	(1.27)	2.01	0.71	(0.46)	0.16
Total from investment operations	(0.97)	2.16	0.86	(0.26)	0.22
Distributions to shareholders from:
Net investment income	(0.24)	(0.23)	(0.14)	(0.19)	(0.16)
Net realized gains	(0.42)	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	(0.66)	(0.34)	(0.27)	(0.30)	(0.16)
Net asset value, end of period	$10.28	$11.91	$10.09	$ 9.50	$10.06
Total return (c)	(8.13)%	21.45%	9.09%	(2.53)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 121	$ 103	$ 170	$ 162	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.56%	3.13%	11.36%	29.76%	59.48%(e)
Net expenses (d)	0.06%	0.06%	0.05%	0.02%	0.37%(e)
Net investment income (loss)	2.55%	1.31%	1.51%	1.96%	2.29%(e)
Portfolio turnover rate	38%	18%	55%	73%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 11.91	$ 10.08	$ 9.49	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.33	0.29	0.19	0.06
Net realized and unrealized gain (loss)	(1.31)	1.84	0.57	(0.45)	0.16
Total from investment operations	(0.97)	2.17	0.86	(0.26)	0.22
Distributions to shareholders from:
Net investment income	(0.24)	(0.23)	(0.14)	(0.20)	(0.16)
Net realized gains	(0.42)	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	(0.66)	(0.34)	(0.27)	(0.31)	(0.16)
Net asset value, end of period	$ 10.28	$ 11.91	$10.08	$ 9.49	$10.06
Total return (c)	(8.13)%	21.57%	8.98%	(2.53)%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,829	$12,141	$3,344	$ 269	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.56%	3.07%	11.36%	29.76%	59.28%(e)
Net expenses (d)	0.06%	0.07%	0.06%	0.02%	0.17%(e)
Net investment income (loss)	2.87%	2.94%	2.91%	1.88%	2.49%(e)
Portfolio turnover rate	38%	18%	55%	73%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" and collectively the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2015 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
Prior to September 4, 2018, Class A shares were available to the general public for investment through transaction-based financial intermediaries. Class A shares imposed a sales charge (as a percentage of offering price) and was subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
The Funds previously offered Class A shares. Effective October 12, 2018, all existing Class A shares of each Fund was combined with Class I shares of the same Fund by converting Class A shares to a number of Class I shares having a net asset value equal to the net asset value of the Class A shares subject to the conversion. The conversion was a non-taxable, load-waived, minimum-waived, transaction. There was no change in the aggregate net asset value of a shareholder’s investment in the Funds resulting from the conversion.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
98

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
The Funds’ investment adviser is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Funds and/or (ii) to reimburse the Funds to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. Prior to September 4, 2018 the expense limitation contractual waiver was 0.13% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
100

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares (prior to October 12, 2018) and for services provided to shareholders in that class (the “Plan”). Prior to October 12, 2018, the Plan called for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, each Fund reimbursed SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated were reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio and State Street Navigator Securities Lending Prime Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
During the year, the Adviser and State Street authorized reimbursements of $1,415, $13,859, $40,408, $65,781, $63,723, $6,247, $4,604 and $333 to the State Street Target Retirement Fund, State Street Target Retirement Fund 2015, State Street Target Retirement Fund 2020, State Street Target Retirement Fund 2025, State Street Target Retirement Fund 2035, State Street Target Retirement Fund 2040, State Street Target Retirement Fund 2045 and State Street Target Retirement Fund 2055 respectively in connection with trading matters.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$185,466,007	$106,916,401
State Street Target Retirement 2015 Fund	104,396,487	80,321,846
State Street Target Retirement 2020 Fund	320,486,425	186,039,856
State Street Target Retirement 2025 Fund	411,474,237	146,250,272
101

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Purchases	Sales
State Street Target Retirement 2030 Fund	$394,517,676	$118,882,920
State Street Target Retirement 2035 Fund	398,327,378	98,057,035
State Street Target Retirement 2040 Fund	320,553,359	69,163,683
State Street Target Retirement 2045 Fund	274,045,410	50,943,865
State Street Target Retirement 2050 Fund	156,398,291	30,815,378
State Street Target Retirement 2055 Fund	85,739,686	18,346,293
State Street Target Retirement 2060 Fund	24,203,496	7,459,605
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 5,459,542	$ 2,944,450	$ 8,403,992
State Street Target Retirement 2015 Fund	6,947,226	5,845,462	12,792,688
State Street Target Retirement 2020 Fund	22,324,617	22,293,902	44,618,519
State Street Target Retirement 2025 Fund	26,008,380	24,732,776	50,741,156
State Street Target Retirement 2030 Fund	23,405,446	24,101,005	47,506,451
State Street Target Retirement 2035 Fund	18,319,269	19,301,068	37,620,337
State Street Target Retirement 2040 Fund	14,545,276	16,269,867	30,815,143
State Street Target Retirement 2045 Fund	10,572,370	11,483,164	22,055,534
State Street Target Retirement 2050 Fund	6,860,173	7,457,005	14,317,178
State Street Target Retirement 2055 Fund	2,946,317	3,738,977	6,685,294
State Street Target Retirement 2060 Fund	565,388	967,472	1,532,860
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 2,468,554	$ 1,110,054	$ 3,578,608
State Street Target Retirement 2015 Fund	5,332,716	1,072,886	6,405,602
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement 2020 Fund	$15,910,997	$4,894,448	$20,805,445
State Street Target Retirement 2025 Fund	16,784,458	3,695,787	20,480,245
State Street Target Retirement 2030 Fund	14,528,886	3,486,374	18,015,260
State Street Target Retirement 2035 Fund	10,490,525	2,991,768	13,482,293
State Street Target Retirement 2040 Fund	8,536,325	1,690,049	10,226,374
State Street Target Retirement 2045 Fund	5,677,025	1,268,842	6,945,867
State Street Target Retirement 2050 Fund	4,158,409	922,614	5,081,023
State Street Target Retirement 2055 Fund	1,578,532	349,752	1,928,284
State Street Target Retirement 2060 Fund	251,773	87,265	339,038
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Target Retirement Fund	$ 167,277	$—	$ 247,724	$(13,361,229)	$—	$(12,946,228)
State Street Target Retirement 2015 Fund	178,302	—	1,709,110	(15,232,721)	—	(13,345,309)
State Street Target Retirement 2020 Fund	791,435	—	6,973,359	(46,976,137)	—	(39,211,343)
State Street Target Retirement 2025 Fund	1,013,517	—	12,064,546	(63,891,044)	—	(50,812,981)
State Street Target Retirement 2030 Fund	989,947	—	12,472,062	(56,789,570)	—	(43,327,561)
State Street Target Retirement 2035 Fund	962,405	—	12,304,112	(56,392,750)	—	(43,126,233)
State Street Target Retirement 2040 Fund	761,677	—	10,277,966	(44,036,154)	—	(32,996,511)
State Street Target Retirement 2045 Fund	574,193	—	8,460,803	(40,259,830)	—	(31,224,834)
State Street Target Retirement 2050 Fund	386,167	—	5,533,165	(23,256,010)	—	(17,336,678)
State Street Target Retirement 2055 Fund	217,385	—	2,440,214	(13,201,568)	—	(10,543,969)
State Street Target Retirement 2060 Fund	42,963	—	453,600	(3,248,570)	—	(2,752,007)
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 228,148,358	$ —	$13,361,229	$(13,361,229)
State Street Target Retirement 2015 Fund	287,185,249	—	15,232,721	(15,232,721)
State Street Target Retirement 2020 Fund	934,246,137	—	46,976,137	(46,976,137)
State Street Target Retirement 2025 Fund	1,102,218,596	—	63,891,044	(63,891,044)
State Street Target Retirement 2030 Fund	1,033,109,743	—	56,789,570	(56,789,570)
State Street Target Retirement 2035 Fund	850,843,726	—	56,392,750	(56,392,750)
State Street Target Retirement 2040 Fund	677,657,772	—	44,036,154	(44,036,154)
State Street Target Retirement 2045 Fund	504,953,833	478	40,260,308	(40,259,830)
State Street Target Retirement 2050 Fund	322,824,693	—	23,256,010	(23,256,010)
State Street Target Retirement 2055 Fund	145,414,384	6,465	13,208,033	(13,201,568)
State Street Target Retirement 2060 Fund	29,320,355	60,929	3,309,499	(3,248,570)
103

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2018.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 14,917,265	$ 15,212,002	$ —	$ 15,212,002
State Street Target Retirement 2015 Fund	15,873,727	16,185,625	—	16,185,625
State Street Target Retirement 2020 Fund	45,523,485	42,621,043	3,796,921	46,417,964
State Street Target Retirement 2025 Fund	37,031,888	37,759,701	—	37,759,701
State Street Target Retirement 2030 Fund	19,262,098	19,640,778	—	19,640,778
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$15,212,002	$—	$—	$—	$15,212,002	$15,212,002
State Street Target Retirement 2015 Fund	Mutual Funds and Exchange Traded Products	$16,185,625	—	—	—	$16,185,625	$16,185,625
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	$42,621,043	—	—	—	$42,621,043	$42,621,043
104

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	$37,759,701	$—	$—	$—	$37,759,701	$37,759,701
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	$19,640,778	—	—	—	$19,640,778	$19,640,778
8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each Participant based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2018.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended December 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
105

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Target Retirement Fund
Class A	$ (1,605)	$ (845)	$ (2,450)	$—
Class I	(2,525)	(1,148)	(3,673)	—
Class K	(2,455,898)	(1,116,587)	(3,572,485)	—
State Street Target Retirement 2015 Fund
Class A	(1,520)	(891)	(2,411)	—
Class I	(3,252)	(1,631)	(4,883)	—
Class K	(4,260,954)	(2,137,354)	(6,398,308)	—
State Street Target Retirement 2020 Fund
Class A	(2,432)	(1,025)	(3,457)	—
Class I	(13,413)	(4,935)	(18,348)	—
Class K	(15,192,934)	(5,590,706)	(20,783,640)	—
State Street Target Retirement 2025 Fund
Class A	(1,924)	(691)	(2,615)	—
Class I	(42,022)	(13,100)	(55,122)	—
Class K	(15,569,224)	(4,853,284)	(20,422,508)	—
State Street Target Retirement 2030 Fund
Class A	(1,770)	(490)	(2,260)	—
Class I	(32,056)	(7,692)	(39,748)	—
Class K	(14,495,060)	(3,478,192)	(17,973,252)	—
State Street Target Retirement 2035 Fund
Class A	(1,868)	(655)	(2,523)	—
Class I	(6,609)	(1,995)	(8,604)	—
Class K	(10,347,721)	(3,123,445)	(13,471,166)	—
State Street Target Retirement 2040 Fund
Class A	(1,779)	(406)	(2,185)	—
Class I	(16,987)	(3,363)	(20,350)	—
Class K	(8,517,559)	(1,686,280)	(10,203,839)	—
State Street Target Retirement 2045 Fund
Class A	(2,280)	(587)	(2,867)	—
Class I	(14,438)	(3,227)	(17,665)	—
Class K	(5,660,307)	(1,265,028)	(6,925,335)	—
State Street Target Retirement 2050 Fund
Class A	(1,886)	(479)	(2,365)	—
Class I	(4,718)	(1,047)	(5,765)	—
Class K	(4,151,805)	(921,088)	(5,072,893)	—
State Street Target Retirement 2055 Fund
Class A	(1,771)	(450)	(2,221)	—
Class I	(2,052)	(455)	(2,507)	—
Class K	(1,574,709)	(348,847)	(1,923,556)	—
State Street Target Retirement 2060 Fund
Class A	(1,667)	(937)	(2,604)	—
Class I	(1,981)	(966)	(2,947)	—
Class K	(224,161)	(109,326)	(333,487)	—
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 (collectively referred to as the “Funds”) (eleven of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from September 30, 2014 (commencement of operations) through December 31, 2014 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended and the period from September 30, 2014 (commencement of operations) through December 31, 2014, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	(0.03)%	$975.90	$(0.15)	$1,025.40	$(0.15)
Class K	(0.04)	975.90	(0.20)	1,025.40	(0.20)
State Street Target Retirement 2015 Fund
Class I	0.07	972.00	0.35	1,024.90	0.36
Class K	0.01	972.30	0.05	1,025.20	0.05
State Street Target Retirement 2020 Fund
Class I	0.00	960.00	0.00	1,025.20	0.00
Class K	(0.01)	960.10	(0.05)	1,025.30	(0.05)
State Street Target Retirement 2025 Fund
Class I	0.04	946.00	0.20	1,025.00	0.20
Class K	0.03	946.20	0.15	1,025.10	0.15
State Street Target Retirement 2030 Fund
Class I	0.05	937.60	0.24	1,025.00	0.26
Class K	0.04	938.60	0.20	1,025.00	0.20
State Street Target Retirement 2035 Fund
Class I	0.06	929.70	0.29	1,024.90	0.31
Class K	0.05	930.80	0.24	1,025.00	0.26
State Street Target Retirement 2040 Fund
Class I	0.07	923.10	0.34	1,024.90	0.36
Class K	0.05	922.50	0.24	1,025.00	0.26
State Street Target Retirement 2045 Fund
Class I	0.07	915.90	0.34	1,024.90	0.36
Class K	0.05	916.10	0.24	1,025.00	0.26
State Street Target Retirement 2050 Fund
Class I	0.07	914.10	0.34	1,024.90	0.36
Class K	0.05	914.20	0.24	1,025.00	0.26
State Street Target Retirement 2055 Fund
Class I	0.05	914.80	0.24	1,025.00	0.26
Class K	0.05	914.60	0.24	1,025.00	0.26
State Street Target Retirement 2060 Fund
Class I	0.06	914.90	0.29	1,024.90	0.31
Class K	0.06	914.90	0.29	1,024.90	0.31
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
110

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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2018:
Amount
State Street Target Retirement Fund	$ 2,944,450
State Street Target Retirement 2015 Fund	5,845,462
State Street Target Retirement 2020 Fund	22,293,902
State Street Target Retirement 2025 Fund	24,732,776
State Street Target Retirement 2030 Fund	24,101,005
State Street Target Retirement 2035 Fund	19,301,068
State Street Target Retirement 2040 Fund	16,269,867
State Street Target Retirement 2045 Fund	11,483,164
State Street Target Retirement 2050 Fund	7,457,005
State Street Target Retirement 2055 Fund	3,738,977
State Street Target Retirement 2060 Fund	967,472
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2018, the total amount of foreign taxes that will be passed through are:
Amount
State Street Target Retirement Fund	$ 45,994
State Street Target Retirement 2015 Fund	65,621
State Street Target Retirement 2020 Fund	326,238
State Street Target Retirement 2025 Fund	541,204
State Street Target Retirement 2030 Fund	617,823
State Street Target Retirement 2035 Fund	577,833
State Street Target Retirement 2040 Fund	497,277
State Street Target Retirement 2045 Fund	388,406
State Street Target Retirement 2050 Fund	253,944
111

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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Amount
State Street Target Retirement 2055 Fund	$111,451
State Street Target Retirement 2060 Fund	21,220
The amount of foreign source income earned on the following Funds during the year ended December 31, 2018 was as follows:
Amount
State Street Target Retirement Fund	$ 444,372
State Street Target Retirement 2015 Fund	633,995
State Street Target Retirement 2020 Fund	5,969,082
State Street Target Retirement 2025 Fund	5,228,829
State Street Target Retirement 2030 Fund	5,969,082
State Street Target Retirement 2035 Fund	5,582,713
State Street Target Retirement 2040 Fund	4,804,427
State Street Target Retirement 2045 Fund	3,752,572
State Street Target Retirement 2050 Fund	2,453,473
State Street Target Retirement 2055 Fund	1,076,784
State Street Target Retirement 2060 Fund	205,017
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

115

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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-800-997-7327.
117

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
State Street Financial Center
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITTRAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2018
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”). The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio (the “Portfolio”) and employ its currency hedging strategy by directly entering into currency hedging transactions.
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class K shares was –9.25%, and the Index was –8.96% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.
The Fund had a negative performance in 2018. The Fund’s performance was driven by a global trade war, a weakening global economy, political unrest in Europe over Brexit, and the U.S. dollar. In the first calendar quarter of 2018, positive factors such as tax cuts in the U.S., progress in talks between North and South Korea and good macro and earnings data were offset by a global trade war, an increase in rates by the Fed, inflation fears and increased volatility. The positive performance in the second calendar quarter of 2018 was driven by a strong start to earnings season, increased M&A activity and low unemployment, but was partially offset by geopolitical concerns (Russia, Iran, North Korea), global trade (US and China, U.S. and EU) and more hawkish stances by the U.S. and UK central banks. The Fund’s performance in the third calendar quarter was positive as a result of strong earnings and macro data, but performance was hurt by continued uncertainty around Brexit, political unrest in the U.S. and hawkish tones from the Fed. The Fund’s negative performance in the fourth quarter echoed similar themes from earlier in the year: a weakening global economy, trade wars, political unrest and inflationary concerns. Positive performance from a new NAFTA deal were offset by worries over the Italian budget, ongoing US-China hostilities, the looming Brexit deadline, concerns over global growth (Chinese retail sales and industrial production, Australian unemployment, French GDP) and the partial U.S. government shutdown.
The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the fund track the Index. The Fund also used 1-month forward currency contracts in order to replicate the hedging component of the Index during the Reporting Period. The Fund’s use of 1-month forward currency contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were GlaxoSmithKline plc, Sky Limited, and CSL Limited. The top negative contributors to the Fund’s performance during the Reporting Period were BASF SE, Bayer AG, and British American Tobacco p.l.c.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

State Street Hedged International Developed Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street Hedged International Developed Equity Index Fund Class K	(9.25%)	0.70%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index(1)	(8.96%)	1.18%

*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Mutual Funds and Exchange Traded Products	96.1%
Short-Term Investment	5.7
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.1%
UNITED STATES — 96.1%
State Street International Developed Equity Portfolio (a)		$ 2,809,499,395
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,873,469,890)		2,809,499,395
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b)(c) (Cost $166,240,904)	166,240,904	166,240,904
TOTAL INVESTMENTS — 101.8% (Cost $3,039,710,794)		2,975,740,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(52,896,065)
NET ASSETS — 100.0%		$ 2,922,844,234

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

At December 31, 2018, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	EUR 442,056,157	USD 502,043,178	01/03/2019	$ (3,293,225)
Bank of America	AUD 1,936,000	USD 1,399,662	01/03/2019	36,719
Bank of America	SEK 4,918,000	USD 544,190	01/03/2019	(10,523)
Bank of America	GBP 2,759,000	USD 3,491,037	01/03/2019	(22,825)
Bank of America	DKK 2,290,000	USD 349,213	01/03/2019	(1,586)
Bank of America	CHF 1,759,000	USD 1,774,021	01/03/2019	(10,317)
Bank of America	USD 3,050,808	EUR 2,675,000	01/03/2019	7,118
Bank of America	USD 844,535	CHF 837,000	01/03/2019	4,521
Bank of America	USD 1,664,085	GBP 1,313,000	01/03/2019	8,152
Bank of America	USD 438,301	SGD 602,000	01/03/2019	3,371
Bank of America	USD 576,588	DKK 3,770,000	01/03/2019	929
Bank of America	USD 648,439	CHF 642,000	01/03/2019	2,809
Bank of America	USD 1,272,261	GBP 1,007,000	01/03/2019	10,254
Bank of America	USD 2,342,213	EUR 2,052,000	01/03/2019	3,531
Bank of America	USD 494,378,832	EUR 432,470,657	01/03/2019	(91)
Bank of America	USD 2,443,135	JPY 271,480,000	01/04/2019	31,276
Bank of America	EUR 432,470,657	USD 495,678,406	02/04/2019	(19,370)
Bank of Montreal	USD 10,578,954	GBP 8,276,000	01/03/2019	(38,642)
Bank of Montreal	USD 623,520	CHF 620,000	01/03/2019	5,410
Bank of Montreal	USD 2,255,484	EUR 1,982,000	01/03/2019	10,239
Bank of Montreal	HKD 5,394,000	USD 690,873	01/03/2019	1,926
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 1,785,766	JPY 201,124,000	01/04/2019	$ 47,384
Barclays Capital	HKD 34,428,000	USD 4,402,867	01/03/2019	5,567
Barclays Capital	SGD 1,163,000	USD 848,069	01/03/2019	(5,195)
Barclays Capital	USD 895,547	SEK 8,098,000	01/03/2019	17,845
Barclays Capital	USD 10,566,843	EUR 9,253,000	01/03/2019	10,722
Barclays Capital	JPY 2,741,005,000	USD 24,217,676	01/04/2019	(765,280)
Barclays Capital	USD 8,509,999	JPY 938,958,000	01/04/2019	48,156
Barclays Capital	USD 2,126,037	NOK 18,381,000	02/04/2019	(203)
Barclays Capital	USD 3,187,751	DKK 20,748,000	02/04/2019	(370)
Barclays Capital	USD 777,844	ILS 2,899,000	02/04/2019	(65)
Barclays Capital	USD 7,017,570	SEK 62,051,000	02/04/2019	(616)
Citibank N.A.	USD 502,521	AUD 683,000	01/03/2019	(21,690)
Credit Suisse International	EUR 442,056,157	USD 502,038,757	01/03/2019	(3,297,646)
Credit Suisse International	SEK 779,376,531	USD 85,913,426	01/03/2019	(1,994,280)
Credit Suisse International	NZD 10,336,581	USD 7,103,608	01/03/2019	172,414
Credit Suisse International	SGD 56,234,299	USD 41,006,825	01/03/2019	(250,915)
Credit Suisse International	USD 6,931,711	NZD 10,336,581	01/03/2019	(516)
Credit Suisse International	USD 86,040,316	SEK 762,820,531	01/03/2019	—
Credit Suisse International	USD 494,378,832	EUR 432,470,657	01/03/2019	(91)
Credit Suisse International	USD 41,669,332	SGD 56,795,299	01/03/2019	—
Credit Suisse International	NZD 10,336,581	USD 6,934,553	02/04/2019	(672)
Credit Suisse International	EUR 432,470,657	USD 495,667,594	02/04/2019	(30,182)
Credit Suisse International	SEK 762,820,531	USD 86,258,251	02/04/2019	(4,292)
Credit Suisse International	SGD 56,795,299	USD 41,694,416	02/04/2019	(3,673)
Goldman Sachs Capital Markets L.P.	USD 650,590	AUD 921,000	01/03/2019	(2,206)
Goldman Sachs Capital Markets L.P.	USD 5,780,995	GBP 4,543,000	01/03/2019	4,969
Goldman Sachs Capital Markets L.P.	USD 2,932,118	CHF 2,896,000	01/03/2019	5,598
Goldman Sachs Capital Markets L.P.	USD 596,566	SEK 5,347,000	01/03/2019	6,534
Goldman Sachs Capital Markets L.P.	USD 3,807,887	GBP 2,999,000	01/03/2019	11,639
Goldman Sachs Capital Markets L.P.	USD 6,989,807	EUR 6,110,000	01/03/2019	(5,162)
Goldman Sachs Capital Markets L.P.	JPY 570,263,000	USD 5,028,216	01/04/2019	(169,460)
Goldman Sachs Capital Markets L.P.	USD 1,879,649	JPY 208,267,000	01/04/2019	18,605
Goldman Sachs Capital Markets L.P.	USD 5,614,530	JPY 620,021,000	01/04/2019	36,666
JP Morgan Chase Bank, N.A.	AUD 303,490,050	USD 221,726,796	01/03/2019	8,069,869
JP Morgan Chase Bank, N.A.	DKK 349,544,566	USD 53,195,843	01/03/2019	(349,997)
JP Morgan Chase Bank, N.A.	ILS 33,269,174	USD 8,940,639	01/03/2019	37,401
JP Morgan Chase Bank, N.A.	USD 1,240,468	GBP 973,000	01/03/2019	(1,255)
JP Morgan Chase Bank, N.A.	USD 327,934	HKD 2,568,000	01/03/2019	62
JP Morgan Chase Bank, N.A.	USD 1,482,164	AUD 2,105,000	01/03/2019	(245)
JP Morgan Chase Bank, N.A.	USD 209,666,723	AUD 297,822,050	01/03/2019	(67)
JP Morgan Chase Bank, N.A.	USD 54,412,115	DKK 355,199,566	01/03/2019	—
JP Morgan Chase Bank, N.A.	USD 9,226,238	ILS 34,473,174	01/03/2019	(795)
JP Morgan Chase Bank, N.A.	JPY 43,346,077,805	USD 382,973,395	01/04/2019	(12,105,471)
JP Morgan Chase Bank, N.A.	USD 400,069,169	JPY 43,881,786,805	01/04/2019	(107,570)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	DKK 355,199,566	USD 54,561,140	02/04/2019	$ (5,867)
JP Morgan Chase Bank, N.A.	AUD 297,822,050	USD 209,785,852	02/04/2019	(20,781)
JP Morgan Chase Bank, N.A.	JPY 43,881,786,805	USD 401,049,072	02/04/2019	200,122
JP Morgan Chase Bank, N.A.	ILS 34,473,174	USD 9,248,460	02/04/2019	(422)
Royal Bank of Canada	EUR 5,620,000	USD 6,396,673	01/03/2019	(27,829)
Royal Bank of Canada	USD 2,246,871	AUD 3,188,000	01/03/2019	(2,519)
Royal Bank of Canada	USD 1,941,038	CHF 1,912,000	01/03/2019	(1,496)
Royal Bank of Canada	USD 1,470,473	HKD 11,503,000	02/04/2019	104
Royal Bank of Canada	USD 64,733,119	JPY 7,086,108,000	02/04/2019	(3,327)
Royal Bank of Canada	USD 5,527,217	AUD 7,846,000	02/04/2019	53
Royal Bank of Canada	USD 1,338,506	SGD 1,823,000	02/04/2019	(92)
Societe Generale	HKD 811,621,035	USD 103,793,829	01/03/2019	129,919
Societe Generale	GBP 220,494,774	USD 281,860,674	01/03/2019	1,038,573
Societe Generale	USD 270,409,189	GBP 212,318,773	01/03/2019	(42)
Societe Generale	USD 106,539,286	HKD 834,128,035	01/03/2019	(680)
Societe Generale	JPY 43,346,077,805	USD 382,980,163	01/04/2019	(12,098,703)
Societe Generale	USD 399,877,771	JPY 43,881,786,805	01/04/2019	83,828
Societe Generale	HKD 834,128,035	USD 106,630,537	02/04/2019	(6,816)
Societe Generale	GBP 212,318,773	USD 270,829,580	02/04/2019	(6,328)
Societe Generale	JPY 43,881,786,805	USD 400,847,581	02/04/2019	(1,369)
Standard Chartered Bank	USD 3,088,227	EUR 2,719,000	01/03/2019	19,998
Standard Chartered Bank	CHF 1,898,000	USD 1,905,326	01/03/2019	(20,014)
UBS AG	DKK 9,625,000	USD 1,464,893	01/03/2019	(9,536)
UBS AG	USD 885,058	SEK 8,029,000	01/03/2019	20,551
UBS AG	USD 926,401	NOK 7,957,000	01/03/2019	(7,489)
UBS AG	ILS 1,204,000	USD 323,510	01/03/2019	1,305
UBS AG	GBP 220,494,773	USD 281,847,444	01/03/2019	1,025,344
UBS AG	CHF 274,022,571	USD 275,167,267	01/03/2019	(2,802,475)
UBS AG	NOK 210,675,520	USD 24,523,816	01/03/2019	194,001
UBS AG	USD 1,133,752	HKD 8,882,000	01/03/2019	697
UBS AG	USD 496,501	AUD 707,000	01/03/2019	1,227
UBS AG	USD 381,450	DKK 2,490,000	01/03/2019	(13)
UBS AG	USD 749,018	HKD 5,865,000	01/03/2019	86
UBS AG	USD 23,410,903	NOK 202,718,520	01/03/2019	—
UBS AG	USD 274,648,688	CHF 270,772,571	01/03/2019	24,239
UBS AG	USD 270,409,190	GBP 212,318,774	01/03/2019	(42)
UBS AG	NOK 202,718,520	USD 23,442,849	02/04/2019	(2,332)
UBS AG	GBP 212,318,774	USD 270,823,424	02/04/2019	(12,485)
UBS AG	CHF 270,772,571	USD 275,464,839	02/04/2019	(12,892)
Westpac Banking Corp.	USD 24,905,203	CHF 24,479,000	02/04/2019	(836)
Westpac Banking Corp.	USD 46,584,771	GBP 36,518,000	02/04/2019	(2,052)
Westpac Banking Corp.	USD 77,785,128	EUR 67,861,000	02/04/2019	(2,864)
Total				$(26,204,061)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

AUD	=Australian Dollar
CHF	=Swiss Franc
DKK	=Danish Krone
EUR	=Euro
GBP	=British Pound
HKD	=Hong Kong Dollar
ILS	=Israeli New Shekel
JPY	=Japanese Yen
NOK	=Norwegian Krone
NZD	=New Zealand Dollar
SEK	=Swedish Krona
SGD	=Singapore Dollar
USD	=United States Dollar
During the period ended December 31, 2018, average notional value related to foreign currency exchange contracts was $9,561,833,969 or 327% of net assets.
At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	1,740	03/15/2019	$152,763,903	$149,292,000	$(3,471,903)
During the period ended December 31, 2018, average notional value related to futures contracts was $132,368,015 or 5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,809,499,395	$ —	$—	$2,809,499,395
Short-Term Investment	166,240,904	—	—	166,240,904
TOTAL INVESTMENTS	$2,975,740,299	$ —	$—	$2,975,740,299
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	11,359,733	—	11,359,733
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ 11,359,733	$—	$ 11,359,733
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,975,740,299	$ 11,359,733	$—	$2,987,100,032
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	(37,563,794)	—	(37,563,794)
Futures Contracts	(3,471,903)	—	—	(3,471,903)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (3,471,903)	$(37,563,794)	$—	$ (41,035,697)
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,174,029	$39,174,029	$500,447,462	$373,380,587	$—	$—	166,240,904	$166,240,904	$2,229,151	$—
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value	$2,809,499,395
Investment in affiliated issuers, at value	166,240,904
Total Investments	2,975,740,299
Foreign currency, at value	646
Cash at broker	14,339,569
Receivable for fund shares sold	6,581,200
Unrealized appreciation on forward foreign currency exchange contracts	11,359,733
Interest receivable — unaffiliated issuers	320,351
Receivable from Adviser	437,365
Receivable for foreign taxes recoverable	716,226
Prepaid expenses and other assets	9,036
TOTAL ASSETS	3,009,504,425
LIABILITIES
Due to custodian	1,136,872
Payable for fund shares repurchased	43,922,613
Payable to broker – accumulated variation margin on open futures contracts	3,465,837
Unrealized depreciation on forward foreign currency exchange contracts	37,563,794
Advisory fee payable	363,855
Custodian fees payable	19,127
Administration fees payable	129,957
Transfer agent fees payable	2,359
Professional fees payable	31,144
Printing and postage fees payable	24,633
TOTAL LIABILITIES	86,660,191
NET ASSETS	$2,922,844,234
NET ASSETS CONSIST OF:
Paid-in Capital	$3,068,132,659
Total distributable earnings (loss)	(145,288,425)
NET ASSETS	$2,922,844,234
Class K
Net Assets	$2,922,844,234
Shares Outstanding	332,383,663
Net asset value, offering and redemption price per share	$ 8.79
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,873,469,890
Investment in affiliated issuers	166,240,904
Total cost of investments	$3,039,710,794
Foreign currency, at cost	$ 636
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 101,293,496
Interest income — unaffiliated issuers	73,987
Dividend income — affiliated issuers	2,229,151
Expenses allocated from affiliated Portfolio	(4,460,552)
Foreign taxes withheld allocated from affiliated Portfolio	(8,322,537)
TOTAL INVESTMENT INCOME (LOSS)	90,813,545
EXPENSES
Advisory fee	4,369,497
Administration fees	1,560,533
Custodian fees	173,691
Trustees’ fees and expenses	18,012
Transfer agent fees	18,215
Registration and filing fees	50,317
Professional fees and expenses	61,472
Printing and postage fees	32,059
Insurance expense	9,585
Miscellaneous expenses	572,206
TOTAL EXPENSES	6,865,587
Expenses waived/reimbursed by the Adviser	(5,084,003)
NET EXPENSES	1,781,584
NET INVESTMENT INCOME (LOSS)	$ 89,031,961
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(17,840,399)
Foreign currency transactions allocated from affiliated Portfolio	(1,335,074)
Futures contracts allocated from affiliated Portfolio	(6,723,497)
Forward foreign currency exchange contracts	193,591,492
Foreign currency transactions	1,859
Futures contracts	(23,576,557)
Net realized gain (loss)	144,117,824
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(494,817,181)
Foreign currency transactions allocated from affiliated Portfolio	(215,397)
Future contracts allocated from affiliated Portfolio	(2,068,022)
Forward foreign currency exchange contracts	(19,061,014)
Foreign currency translations	(26,660)
Futures contracts	(4,144,320)
Net change in unrealized appreciation/depreciation	(520,332,594)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(376,214,770)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(287,182,809)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 89,031,961	$ 68,055,705
Net realized gain (loss)	144,117,824	(120,873,383)
Net change in unrealized appreciation/depreciation	(520,332,594)	440,315,908
Net increase (decrease) in net assets resulting from operations	(287,182,809)	387,498,230
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):
Class K	(203,340,267)	(87,868,525)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	1,113,683,573	737,681,977
Reinvestment of distributions	202,565,404	86,828,654
Cost of shares redeemed	(797,282,077)	(343,134,093)
Net increase (decrease) in net assets from beneficial interest transactions	518,966,900	481,376,538
Net increase (decrease) in net assets during the period	28,443,824	781,006,243
Net assets at beginning of period	2,894,400,410	2,113,394,167
NET ASSETS AT END OF PERIOD	$2,922,844,234	$2,894,400,410
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	110,007,830	74,197,752
Reinvestment of distributions	23,176,820	8,421,790
Shares redeemed	(79,182,431)	(34,414,786)
Net increase (decrease) from share transactions	54,002,219	48,204,756
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGEDINTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended(a) 12/31/16	For the Period 5/29/15* - 12/31/15
Net asset value, beginning of period	$ 10.40	$ 9.18	$ 9.00	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.27	0.24	0.09
Net realized and unrealized gain (loss)	(1.26)	1.27	0.34	(1.00)
Total from investment operations	(0.97)	1.54	0.58	(0.91)
Distributions to shareholders from:
Net investment income	(0.50)	—	(0.20)	(0.06)
Net realized gains	(0.14)	(0.32)	(0.20)	(0.03)
Total distributions	(0.64)	(0.32)	(0.40)	(0.09)
Net asset value, end of period	$ 8.79	$ 10.40	$ 9.18	$ 9.00
Total return (c)	(9.25)%	16.85%	6.27%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,922,844	$2,894,400	$2,113,394	$958,544
Ratios to Average Net Assets:
Total expenses	0.36%	0.35%	0.34%	0.38%(d)
Net expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.85%	2.69%	2.79%	1.60%(d)
Portfolio turnover rate (e)	14%	4%	1%	1%(f)
*	Commencement of operations.
(a)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the affiliated Portfolio.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended December 31, 2018, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts (a)	$—	$11,359,733	$—	$—	$—	$11,359,733
(a)	Unrealized appreciation on forward foreign currency exchange contracts.
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$—	$(37,563,794)	$—	$ —	$—	$(37,563,794)
Futures Contracts	—	—	—	(3,471,903)	—	(3,471,903)
(a)	Unrealized depreciation on forward foreign currency exchange contracts.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$193,591,492	$—	$ —	$—	$193,591,492
Futures Contracts	—	—	—	(23,576,557)	—	(23,576,557)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(19,061,014)	$—	$ —	$—	$(19,061,014)
Futures Contracts	—	—	—	(4,144,320)	—	(4,144,320)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ 108,680	$ (108,680)	$—	$ —
Bank of Montreal	64,959	(38,642)	—	26,317
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ 82,290	$ (82,290)	$—	$ —
Credit Suisse International	172,414	(172,414)	—	—
Goldman Sachs Capital Markets L.P.	84,011	(84,011)	—	—
JP Morgan Chase Bank, N.A.	8,307,454	(8,307,454)	—	—
Royal Bank of Canada	157	(157)	—	—
Societe Generale	1,252,320	(1,252,320)	—	—
Standard Chartered Bank	19,998	(19,998)	—	—
UBS AG	1,267,450	(1,267,450)	—	—
	$11,359,733	$(11,333,416)	$—	$26,317
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ (3,357,937)	$ 108,680	$—	$ (3,249,257)
Bank of Montreal	(38,642)	38,642	—	—
Barclays Capital	(771,728)	82,290	—	(689,438)
Citibank N.A.	(21,690)	—	—	(21,690)
Credit Suisse International	(5,582,267)	172,414	—	(5,409,853)
Goldman Sachs Capital Markets L.P.	(176,828)	84,011	—	(92,817)
JP Morgan Chase Bank, N.A.	(12,592,469)	8,307,454	—	(4,285,015)
Royal Bank of Canada	(35,264)	157	—	(35,107)
Societe Generale	(12,113,938)	1,252,320	—	(10,861,618)
Standard Chartered Bank	(20,014)	19,998	—	(16)
UBS AG	(2,847,264)	1,267,450	—	(1,579,814)
Westpac Banking Corp.	(5,753)	—	—	(5,753)
	$(37,563,794)	$11,333,416	$—	$(26,230,378)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Fund’s Board of Trustees.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Adviser is contractually obligated until April 30, 2019 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended December 31, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions.. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for distribution re-designations, foreign currencies, futures contracts, forward contracts, passive foreign investment companies, partnerships and wash sale loss deferrals.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$165,985,737	$37,354,530	$203,340,267
The tax character of distributions paid during the year ended December 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 37,007,262	$ 50,861,263	$ 87,868,525
At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Hedged International Developed Equity Index Fund	$1,414,233	$—	$—	$(111,467,459)	$(35,235,199)	$(145,288,425)
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,082,223,422	$—	$111,065,719	$(111,065,719)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Hedged International Developed Equity Index Fund	$—	$ 87,868,525	$ 87,868,525	$ 66,451,644
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of State Street Hedged International Developed Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from May 29, 2015 (commencement of operations) through December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from May 29, 2015 (commencement of operations) through December 31, 2015, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$908.40	$0.96	$1,024.20	$1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2018.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2018, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018:
Amount
State Street Hedged International Developed Equity Index Fund	$37,354,530
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2018, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$6,130,441
The amount of foreign source income earned on the Fund during the year ended December 31, 2018 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$99,814,345
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the most recent 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Investment Trust (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	33,378,996,058.903	4,235,384,836.281
Ellen M. Needham	37,383,099,527.197	231,281,367.987
Donna M. Rapaccioli	37,443,158,621.889	171,222,273.295
John R. Costantino	37,442,417,497.141	171,963,398.043
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
28

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02111
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2018
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).
For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Portfolio was –13.83%, and for the Index was –13.79% (Net). The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had a negative performance in 2018. The Portfolio’s performance was driven by a global trade war, a weakening global economy and political unrest in Europe over Brexit. In the first calendar quarter of 2018, positive factors such as tax cuts in the U.S., progress in talks between North and South Korea and good macro and earnings data were offset by a global trade war, an increase in rates by the Fed, inflation fears and increased volatility. The negative performance in the second calendar quarter of 2018 was driven by geopolitical concerns (Russia, Iran, North Korea), global trade (U.S. and China, U.S. and EU) and more hawkish stances by the U.S. and U.K. central banks. The Portfolio’s performance in the third calendar quarter was positive as a result of strong earnings and macro data but performance was hurt by continued uncertainty around Brexit, political unrest in the U.S. and hawkish tones from the Fed. The Portfolio’s negative performance in the fourth quarter echoed similar themes from earlier in the year: a weakening global economy, trade wars, political unrest and inflationary concerns. Positive performance from a new NAFTA deal were offset by worries over the Italian budget, ongoing U.S.-China hostilities, the looming Brexit deadline, concerns over global growth (Chinese retail sales and industrial production, Australian unemployment, French GDP) and the partial U.S. government shutdown.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were GlaxoSmithKline plc, Sky Limited, and CSL Limited. The top negative contributors to the Portfolio’s performance during the Reporting Period were BASF SE, Bayer AG, and British American Tobacco p.l.c..
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)  (continued)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Inception to Date * December 31, 2018
State Street International Developed Equity Index Portfolio	(13.83%)	3.27%
MSCI EAFE (Europe, Australasia, Far East) Index(1)	(13.79%)	3.31%

*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2018

Description	Market Value	% of Net Assets
Nestle SA	55,183,424	2.0%
Novartis AG	41,112,252	1.5
Roche Holding AG	38,581,048	1.4
HSBC Holdings PLC	35,909,139	1.3
Royal Dutch Shell PLC Class A	29,552,743	1.0
TOTAL	200,338,606	7.2%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Banks	11.4%
Pharmaceuticals	8.6
Insurance	5.6
Oil & Gas	5.6
Food	4.7
TOTAL	35.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 6.7%
AGL Energy, Ltd.	140,588	$ 2,038,863
Alumina, Ltd.	492,770	797,893
Amcor, Ltd.	241,367	2,251,471
AMP, Ltd.	574,606	991,080
APA Group	240,180	1,437,237
Aristocrat Leisure, Ltd.	122,732	1,887,048
ASX, Ltd.	39,723	1,676,221
Aurizon Holdings, Ltd.	398,649	1,201,177
AusNet Services	359,274	393,304
Australia & New Zealand Banking Group, Ltd.	621,074	10,694,791
Bank of Queensland, Ltd.	70,707	482,844
Bendigo & Adelaide Bank, Ltd.	96,812	735,399
BHP Group PLC	455,948	9,590,763
BHP Group, Ltd.	643,098	15,497,319
BlueScope Steel, Ltd.	105,115	811,050
Boral, Ltd.	224,782	781,738
Brambles, Ltd.	332,676	2,377,169
Caltex Australia, Ltd.	50,938	913,721
Challenger, Ltd.	110,251	736,582
CIMIC Group, Ltd.	19,072	582,852
Coca-Cola Amatil, Ltd.	92,226	531,753
Cochlear, Ltd.	12,427	1,518,495
Coles Group, Ltd. (a)(b)	234,650	1,939,372
Commonwealth Bank of Australia	384,561	19,598,207
Computershare, Ltd.	91,749	1,110,324
Crown Resorts, Ltd.	69,813	582,899
CSL, Ltd.	98,655	12,859,936
Dexus REIT	208,348	1,557,709
Domino's Pizza Enterprises, Ltd.	10,366	296,650
Flight Centre Travel Group, Ltd.	8,586	259,432
Fortescue Metals Group, Ltd.	318,953	940,835
Goodman Group REIT	342,621	2,564,010
GPT Group REIT	382,164	1,436,692
Harvey Norman Holdings, Ltd. (b)	107,605	239,382
Incitec Pivot, Ltd.	310,159	716,194
Insurance Australia Group, Ltd. (a)	499,055	2,459,342
LendLease Group	112,522	921,276
Macquarie Group, Ltd.	69,175	5,291,166
Medibank Pvt, Ltd.	542,337	981,239
Mirvac Group REIT	745,563	1,175,723
National Australia Bank, Ltd.	590,511	10,006,371
Newcrest Mining, Ltd.	165,806	2,544,657
Oil Search, Ltd.	277,983	1,401,212
Orica, Ltd.	73,878	897,174
Origin Energy, Ltd. (a)	379,917	1,730,476
QBE Insurance Group, Ltd.	278,469	1,980,025
Ramsay Health Care, Ltd.	29,431	1,196,132
REA Group, Ltd.	10,695	557,016
Santos, Ltd.	358,312	1,382,339
Security Description	Shares	Value
Scentre Group REIT	1,122,682	$ 3,082,435
SEEK, Ltd.	63,950	761,752
Sonic Healthcare, Ltd.	88,625	1,379,487
South32, Ltd.	1,072,398	2,529,143
Stockland REIT	490,435	1,215,337
Suncorp Group, Ltd.	280,850	2,497,183
Sydney Airport	235,304	1,114,851
Tabcorp Holdings, Ltd.	399,455	1,206,418
Telstra Corp., Ltd.	888,283	1,782,250
TPG Telecom, Ltd.	56,976	258,315
Transurban Group Stapled Security	564,190	4,627,259
Treasury Wine Estates, Ltd.	146,604	1,527,496
Vicinity Centres REIT	661,985	1,211,697
Washington H Soul Pattinson & Co., Ltd.	17,479	306,277
Wesfarmers, Ltd.	242,869	5,508,967
Westpac Banking Corp.	749,012	13,203,699
Woodside Petroleum, Ltd.	199,520	4,399,271
Woolworths Group, Ltd.	284,287	5,888,059
WorleyParsons, Ltd.	56,776	456,461
		187,510,917
AUSTRIA — 0.2%
ANDRITZ AG	14,404	660,613
Erste Group Bank AG (a)	67,409	2,238,552
OMV AG	32,125	1,404,681
Raiffeisen Bank International AG	34,387	872,671
Verbund AG (b)	15,343	653,165
Voestalpine AG	26,238	782,842
		6,612,524
BELGIUM — 0.9%
Ageas	38,930	1,748,961
Anheuser-Busch InBev SA	165,977	10,947,800
Colruyt SA	13,634	970,054
Groupe Bruxelles Lambert SA	17,025	1,480,678
KBC Group NV	54,440	3,527,371
Proximus SADP	33,328	899,896
Solvay SA	15,708	1,567,970
Telenet Group Holding NV	10,840	503,105
UCB SA	27,232	2,219,587
Umicore SA	44,649	1,779,272
		25,644,694
CHILE — 0.0% (c)
Antofagasta PLC	74,949	747,604
CHINA — 0.2%
BeiGene, Ltd. ADR (a)	7,400	1,037,924
BOC Hong Kong Holdings, Ltd.	779,000	2,895,374
Minth Group, Ltd.	128,000	412,806
Yangzijiang Shipbuilding Holdings, Ltd.	400,400	367,205
		4,713,309
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	887	1,046,255

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
AP Moller - Maersk A/S Class B	1,483	$ 1,859,216
Carlsberg A/S Class B	23,912	2,537,006
Chr. Hansen Holding A/S	21,761	1,922,103
Coloplast A/S Class B	26,623	2,467,377
Danske Bank A/S	157,694	3,113,804
DSV A/S	41,695	2,741,365
Genmab A/S (a)	13,917	2,275,814
H Lundbeck A/S	15,024	656,845
ISS A/S	38,781	1,081,516
Novo Nordisk A/S Class B	403,159	18,397,976
Novozymes A/S Class B	49,076	2,186,936
Orsted A/S (d)	42,286	2,822,327
Pandora A/S	25,242	1,025,851
Tryg A/S	27,932	701,301
Vestas Wind Systems A/S	42,940	3,236,969
William Demant Holding A/S (a)	19,597	555,072
		48,627,733
FINLAND — 1.3%
Elisa Oyj	29,746	1,226,869
Fortum Oyj	102,743	2,243,307
Kone Oyj Class B	77,234	3,676,397
Metso Oyj	26,240	686,914
Neste Oyj	28,094	2,163,310
Nokia Oyj	1,267,795	7,289,876
Nokian Renkaat Oyj	25,302	775,741
Nordea Bank Abp	684,831	5,760,835
Orion Oyj Class B	24,454	846,465
Sampo Oyj Class A	100,489	4,412,310
Stora Enso Oyj Class R	128,218	1,478,182
UPM-Kymmene Oyj	121,262	3,070,447
Wartsila OYJ Abp	104,158	1,654,453
		35,285,106
FRANCE — 10.3%
Accor SA	38,556	1,635,634
Aeroports de Paris	6,056	1,145,742
Air Liquide SA	93,309	11,567,945
Airbus SE	126,905	12,180,197
Alstom SA	31,259	1,260,328
Amundi SA (d)	13,383	706,191
Arkema SA	14,803	1,268,477
Atos SE	19,592	1,600,908
AXA SA	428,285	9,232,762
BioMerieux	7,385	485,424
BNP Paribas SA	248,855	11,229,790
Bollore SA	174,853	699,591
Bouygues SA	47,859	1,714,612
Bureau Veritas SA	54,972	1,118,260
Capgemini SE	34,972	3,470,111
Carrefour SA	122,788	2,092,843
Casino Guichard Perrachon SA	9,264	384,846
Cie de Saint-Gobain	105,269	3,509,665
Cie Generale des Etablissements Michelin SCA	36,462	3,613,788
CNP Assurances	37,775	799,740
Security Description	Shares	Value
Covivio REIT	7,536	$ 725,364
Credit Agricole SA	240,140	2,588,686
Danone SA	133,076	9,357,258
Dassault Aviation SA	467	645,960
Dassault Systemes SE	28,473	3,375,321
Edenred	49,231	1,807,100
Eiffage SA	16,465	1,373,250
Electricite de France SA	129,078	2,036,266
Engie SA	391,029	5,598,734
EssilorLuxottica SA	46,472	5,867,596
Eurazeo SE	10,092	712,966
Eutelsat Communications SA	32,571	640,603
Faurecia SA	16,076	607,737
Gecina SA REIT	9,737	1,257,786
Getlink SE	102,452	1,373,794
Hermes International	6,917	3,833,395
ICADE REIT	5,854	445,018
Iliad SA	5,881	824,559
Imerys SA	8,119	389,626
Ingenico Group SA	13,210	748,104
Ipsen SA	8,146	1,050,870
JCDecaux SA	12,316	345,218
Kering SA	16,302	7,670,424
Klepierre SA REIT	41,077	1,265,965
Legrand SA	56,309	3,173,422
L'Oreal SA	54,947	12,637,905
LVMH Moet Hennessy Louis Vuitton SE	60,669	17,907,139
Natixis SA	182,538	859,505
Orange SA	432,736	7,002,225
Pernod Ricard SA	46,091	7,550,322
Peugeot SA	123,242	2,626,783
Publicis Groupe SA	45,804	2,622,231
Remy Cointreau SA	4,317	488,316
Renault SA	40,226	2,508,446
Rexel SA	55,951	594,831
Safran SA	71,920	8,665,496
Sanofi	246,225	21,296,176
Sartorius Stedim Biotech	4,895	488,786
Schneider Electric SE	118,491	8,089,251
SCOR SE	33,090	1,490,377
SEB SA	4,360	562,210
Societe BIC SA	4,526	461,253
Societe Generale SA	164,152	5,220,432
Sodexo SA	19,735	2,019,125
Suez	81,948	1,080,117
Teleperformance	11,922	1,902,557
Thales SA	22,273	2,597,060
TOTAL SA	524,650	27,696,618
Ubisoft Entertainment SA (a)	16,885	1,360,411
Unibail-Rodamco-Westfield (e)	73,380	552,757
Unibail-Rodamco-Westfield REIT	26,675	4,128,823
Valeo SA	51,941	1,514,691
Veolia Environnement SA	113,404	2,327,646
Vinci SA	109,461	9,011,886

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Vivendi SA	223,538	$ 5,437,836
Wendel SA	5,866	702,089
		288,835,176
GERMANY — 8.7%
1&1 Drillisch AG	12,173	619,243
adidas AG	41,580	8,669,868
Allianz SE	95,403	19,100,754
Axel Springer SE	10,775	608,235
BASF SE	203,533	14,053,190
Bayer AG	206,683	14,308,489
Bayerische Motoren Werke AG	72,799	5,883,665
Bayerische Motoren Werke AG Preference Shares	13,069	927,763
Beiersdorf AG	23,118	2,409,116
Brenntag AG	35,735	1,540,062
Commerzbank AG (a)	225,172	1,488,575
Continental AG	24,838	3,428,522
Covestro AG (d)	43,724	2,158,269
Daimler AG	201,150	10,556,756
Delivery Hero SE (a)(d)	20,117	747,394
Deutsche Bank AG	427,426	3,404,159
Deutsche Boerse AG	43,313	5,196,415
Deutsche Lufthansa AG	54,713	1,232,140
Deutsche Post AG	220,705	6,032,466
Deutsche Telekom AG	738,099	12,504,489
Deutsche Wohnen SE	80,291	3,671,386
E.ON SE	495,279	4,884,418
Evonik Industries AG	37,770	941,254
Fraport AG Frankfurt Airport Services Worldwide	8,124	580,063
Fresenius Medical Care AG & Co. KGaA	46,928	3,038,494
Fresenius SE & Co. KGaA	92,904	4,500,891
Fuchs Petrolub SE Preference Shares	14,455	594,542
GEA Group AG	33,018	849,252
Hannover Rueck SE	13,114	1,764,472
HeidelbergCement AG	34,121	2,082,109
Henkel AG & Co. KGaA Preference Shares	40,145	4,378,073
Henkel AG & Co. KGaA	23,861	2,338,977
HOCHTIEF AG	4,362	586,902
HUGO BOSS AG	14,016	863,927
Infineon Technologies AG	255,165	5,065,228
Innogy SE (d)	4,735	220,464
Innogy SE (a)	27,779	1,178,766
KION Group AG	15,135	766,979
Lanxess AG	20,021	920,057
Merck KGaA	29,431	3,027,291
METRO AG	34,671	530,899
MTU Aero Engines AG	11,921	2,158,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,383	7,271,725
OSRAM Licht AG	22,044	955,569
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	35,256	$ 2,081,241
ProSiebenSat.1 Media SE	51,152	909,277
Puma SE	1,799	878,137
QIAGEN NV (a)	48,061	1,630,647
RWE AG	118,817	2,575,933
SAP SE	218,222	21,685,595
Sartorius AG Preference Shares	7,616	948,108
Siemens AG	169,776	18,899,452
Siemens Healthineers AG (a)(d)	32,376	1,352,553
Symrise AG	28,316	2,087,828
Telefonica Deutschland Holding AG	156,139	610,080
ThyssenKrupp AG	100,059	1,713,449
TUI AG	97,278	1,394,418
Uniper SE	44,438	1,148,064
United Internet AG	25,725	1,123,368
Volkswagen AG	6,922	1,100,682
Volkswagen AG Preference Shares	41,430	6,579,348
Vonovia SE	107,968	4,886,340
Wirecard AG	26,377	4,004,300
Zalando SE (a)(d)	24,542	629,558
		244,278,280
HONG KONG — 3.6%
AIA Group, Ltd.	2,640,200	21,919,189
ASM Pacific Technology, Ltd.	66,900	644,703
Bank of East Asia, Ltd.	273,053	868,401
CK Asset Holdings, Ltd.	556,679	4,074,119
CK Hutchison Holdings, Ltd.	584,000	5,609,252
CK Infrastructure Holdings, Ltd.	130,500	988,415
CLP Holdings, Ltd.	353,500	3,995,830
Dairy Farm International Holdings, Ltd.	77,000	696,850
Galaxy Entertainment Group, Ltd.	508,000	3,231,226
Hang Lung Group, Ltd.	187,000	476,257
Hang Lung Properties, Ltd.	385,000	733,675
Hang Seng Bank, Ltd.	162,200	3,642,034
Henderson Land Development Co., Ltd.	288,579	1,437,486
HK Electric Investments & HK Electric Investments, Ltd.	618,990	624,576
HKT Trust & HKT, Ltd.	821,000	1,182,841
Hong Kong & China Gas Co., Ltd.	1,987,350	4,112,100
Hong Kong Exchanges & Clearing, Ltd.	257,105	7,441,230
Hongkong Land Holdings, Ltd.	254,900	1,605,870
Hysan Development Co., Ltd.	131,000	623,264
Jardine Matheson Holdings, Ltd.	47,300	3,291,134
Jardine Strategic Holdings, Ltd.	48,100	1,765,751
Kerry Properties, Ltd.	146,000	498,828
Link REIT	456,000	4,618,621
Melco Resorts & Entertainment, Ltd. ADR	47,923	844,403

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
MTR Corp., Ltd.	319,601	$ 1,681,820
New World Development Co., Ltd.	1,361,077	1,801,013
NWS Holdings, Ltd.	356,810	731,909
PCCW, Ltd.	743,000	427,996
Power Assets Holdings, Ltd.	308,000	2,143,984
Sands China, Ltd.	530,800	2,325,409
Shangri-La Asia, Ltd.	272,000	402,996
Sino Land Co., Ltd.	711,717	1,219,928
SJM Holdings, Ltd.	457,000	426,102
Sun Hung Kai Properties, Ltd.	344,000	4,903,395
Swire Pacific, Ltd. Class A	98,500	1,040,438
Swire Properties, Ltd.	233,400	819,800
Techtronic Industries Co., Ltd.	279,000	1,482,422
WH Group, Ltd.	1,825,309	1,405,814
Wharf Holdings, Ltd.	225,000	586,256
Wharf Real Estate Investment Co., Ltd.	266,000	1,591,716
Wheelock & Co., Ltd.	174,000	994,527
Yue Yuen Industrial Holdings, Ltd.	149,500	478,325
		99,389,905
IRELAND — 0.6%
AerCap Holdings NV (a)	26,214	1,038,075
AIB Group PLC	151,815	638,654
Bank of Ireland Group PLC	192,382	1,068,818
CRH PLC	179,303	4,734,811
James Hardie Industries PLC	86,418	919,874
Kerry Group PLC Class A	33,546	3,317,111
Kingspan Group PLC	30,840	1,317,822
Paddy Power Betfair PLC	16,595	1,359,242
Ryanair Holdings PLC ADR (a)(b)	5,889	420,121
Smurfit Kappa Group PLC	45,078	1,198,609
		16,013,137
ISRAEL — 0.5%
Azrieli Group, Ltd.	10,695	510,887
Bank Hapoalim BM	235,198	1,488,575
Bank Leumi Le-Israel BM	337,591	2,041,763
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	408,069
Check Point Software Technologies, Ltd. (a)	28,110	2,885,492
Elbit Systems, Ltd.	5,012	575,138
Israel Chemicals, Ltd.	150,124	851,710
Mizrahi Tefahot Bank, Ltd.	33,833	571,677
Nice, Ltd. (a)	13,541	1,457,467
Teva Pharmaceutical Industries, Ltd. ADR (a)	87,728	1,352,766
Teva Pharmaceutical Industries, Ltd.	129,045	2,025,420
Wix.com, Ltd. (a)(b)	9,800	885,332
		15,054,296
Security Description	Shares	Value
ITALY — 2.1%
Assicurazioni Generali SpA	264,505	$ 4,414,585
Atlantia SpA	111,340	2,299,919
Davide Campari-Milano SpA	130,799	1,104,226
Enel SpA	1,825,430	10,525,516
Eni SpA	570,595	8,967,484
Ferrari NV	27,146	2,692,952
Intesa Sanpaolo SpA	3,347,274	7,422,520
Leonardo SpA	97,959	859,796
Luxottica Group SpA	39,200	2,316,753
Mediobanca Banca di Credito Finanziario SpA	143,505	1,210,016
Moncler SpA	40,772	1,348,384
Pirelli & C SpA (a)(d)	89,601	574,618
Poste Italiane SpA (d)	124,750	995,974
Prysmian SpA	57,950	1,117,562
Recordati SpA	22,725	786,876
Snam SpA	491,323	2,144,963
Telecom Italia SpA (e)	1,270,582	605,678
Telecom Italia SpA/Milano (a)(e)	2,467,700	1,363,366
Terna Rete Elettrica Nazionale SpA	299,455	1,695,521
UniCredit SpA	453,047	5,124,108
		57,570,817
JAPAN — 24.1%
ABC-Mart, Inc. (b)	8,800	487,663
Acom Co., Ltd.	91,400	299,071
Aeon Co., Ltd.	138,700	2,717,365
AEON Financial Service Co., Ltd.	30,000	534,293
Aeon Mall Co., Ltd.	24,100	384,185
AGC, Inc. (b)	43,200	1,350,554
Air Water, Inc.	34,400	522,043
Aisin Seiki Co., Ltd.	34,700	1,208,167
Ajinomoto Co., Inc.	101,100	1,803,333
Alfresa Holdings Corp.	38,500	983,598
Alps Electric Co., Ltd.	42,400	825,083
Amada Holdings Co., Ltd.	73,000	657,376
ANA Holdings, Inc.	23,600	847,720
Aozora Bank, Ltd. (b)	27,800	829,832
Asahi Group Holdings, Ltd.	80,500	3,132,247
Asahi Intecc Co., Ltd.	22,000	930,411
Asahi Kasei Corp.	285,200	2,937,392
Asics Corp. (b)	36,600	468,696
Astellas Pharma, Inc.	423,300	5,407,236
Bandai Namco Holdings, Inc.	42,200	1,894,317
Bank of Kyoto, Ltd.	12,500	517,819
Benesse Holdings, Inc.	13,600	346,833
Bridgestone Corp. (b)	137,300	5,301,033
Brother Industries, Ltd.	53,900	801,266
Calbee, Inc.	15,200	476,580
Canon, Inc. (b)	225,100	6,157,090
Casio Computer Co., Ltd. (b)	43,400	515,824
Central Japan Railway Co.	31,400	6,629,732
Chiba Bank, Ltd.	134,000	749,907

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Chubu Electric Power Co., Inc.	140,000	$ 1,993,802
Chugai Pharmaceutical Co., Ltd. (b)	50,000	2,907,533
Chugoku Electric Power Co., Inc.	57,100	743,187
Coca-Cola Bottlers Japan Holdings, Inc. (b)	29,100	871,289
Concordia Financial Group, Ltd.	237,100	911,965
Credit Saison Co., Ltd.	39,200	461,261
CyberAgent, Inc.	21,600	835,729
Dai Nippon Printing Co., Ltd.	57,600	1,205,917
Daicel Corp.	51,500	530,889
Daifuku Co., Ltd.	24,300	1,111,844
Dai-ichi Life Holdings, Inc.	242,400	3,795,682
Daiichi Sankyo Co., Ltd.	122,700	3,926,534
Daikin Industries, Ltd.	56,100	5,979,944
Daito Trust Construction Co., Ltd.	15,700	2,148,617
Daiwa House Industry Co., Ltd.	128,000	4,080,973
Daiwa House REIT Investment Corp.	371	830,832
Daiwa Securities Group, Inc.	340,300	1,726,391
DeNA Co., Ltd.	27,200	454,676
Denso Corp.	94,500	4,214,451
Dentsu, Inc. (b)	47,700	2,132,512
Disco Corp.	6,500	761,291
Don Quijote Holdings Co., Ltd. (b)	26,700	1,659,700
East Japan Railway Co.	66,500	5,885,991
Eisai Co., Ltd.	56,300	4,362,782
Electric Power Development Co., Ltd.	35,600	845,587
FamilyMart UNY Holdings Co., Ltd. (b)	14,300	1,812,997
FANUC Corp.	43,300	6,578,964
Fast Retailing Co., Ltd.	13,100	6,730,593
Fuji Electric Co., Ltd.	24,800	733,500
FUJIFILM Holdings Corp.	87,300	3,397,630
Fujitsu, Ltd.	45,100	2,814,562
Fukuoka Financial Group, Inc.	33,800	689,155
Hakuhodo DY Holdings, Inc.	47,300	679,009
Hamamatsu Photonics KK	31,600	1,064,230
Hankyu Hanshin Holdings, Inc.	52,000	1,729,937
Hikari Tsushin, Inc. (b)	4,900	766,832
Hino Motors, Ltd.	49,600	470,164
Hirose Electric Co., Ltd.	6,510	639,044
Hisamitsu Pharmaceutical Co., Inc.	13,200	730,292
Hitachi Chemical Co., Ltd.	19,900	301,089
Hitachi Construction Machinery Co., Ltd.	24,800	581,375
Hitachi High-Technologies Corp.	15,800	497,553
Hitachi Metals, Ltd.	55,900	585,927
Hitachi, Ltd.	216,300	5,787,255
Honda Motor Co., Ltd.	356,900	9,415,732
Hoshizaki Corp. (b)	11,800	718,443
Security Description	Shares	Value
Hoya Corp.	82,900	$ 4,998,255
Hulic Co., Ltd.	68,000	610,491
Idemitsu Kosan Co., Ltd.	30,500	1,003,555
IHI Corp.	34,800	961,072
Iida Group Holdings Co., Ltd.	35,900	622,029
Inpex Corp.	218,500	1,955,079
Isetan Mitsukoshi Holdings, Ltd.	68,300	756,364
Isuzu Motors, Ltd.	115,700	1,632,971
ITOCHU Corp.	307,300	5,229,268
J Front Retailing Co., Ltd.	52,200	599,480
Japan Airlines Co., Ltd.	23,600	836,965
Japan Airport Terminal Co., Ltd.	12,400	430,607
Japan Exchange Group, Inc.	115,300	1,869,559
Japan Post Bank Co., Ltd.	90,900	1,002,497
Japan Post Holdings Co., Ltd.	355,200	4,095,411
Japan Prime Realty Investment Corp. REIT (b)	191	725,945
Japan Real Estate Investment Corp. REIT	292	1,639,448
Japan Retail Fund Investment Corp. REIT	542	1,084,346
Japan Tobacco, Inc. (b)	247,800	5,909,572
JFE Holdings, Inc.	107,100	1,715,123
JGC Corp.	49,900	703,598
JSR Corp.	42,300	638,076
JTEKT Corp.	49,700	555,368
JXTG Holdings, Inc.	726,800	3,820,312
Kajima Corp.	100,500	1,353,862
Kakaku.com, Inc.	26,600	470,831
Kamigumi Co., Ltd.	24,000	493,497
Kaneka Corp.	9,800	351,930
Kansai Electric Power Co., Inc.	161,400	2,427,289
Kansai Paint Co., Ltd.	39,400	759,163
Kao Corp. (b)	110,500	8,212,341
Kawasaki Heavy Industries, Ltd.	33,000	707,433
KDDI Corp.	387,900	9,277,215
Keihan Holdings Co., Ltd.	19,400	791,277
Keikyu Corp.	54,300	889,369
Keio Corp.	23,300	1,357,034
Keisei Electric Railway Co., Ltd.	28,100	881,046
Keyence Corp.	21,300	10,809,680
Kikkoman Corp.	33,000	1,777,606
Kintetsu Group Holdings Co., Ltd.	40,200	1,747,746
Kirin Holdings Co., Ltd.	185,300	3,881,986
Kobayashi Pharmaceutical Co., Ltd.	10,700	728,515
Kobe Steel, Ltd.	62,900	438,004
Koito Manufacturing Co., Ltd.	23,100	1,195,898
Komatsu, Ltd.	204,600	4,411,259
Konami Holdings Corp.	18,800	823,351
Konica Minolta, Inc.	93,100	842,622
Kose Corp.	6,500	1,022,558
Kubota Corp.	223,300	3,178,079
Kuraray Co., Ltd.	66,900	945,131
Kurita Water Industries, Ltd.	23,800	577,890

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Kyocera Corp.	71,000	$ 3,564,399
Kyowa Hakko Kirin Co., Ltd.	59,900	1,133,959
Kyushu Electric Power Co., Inc.	82,000	978,335
Kyushu Railway Co.	36,500	1,235,907
Lawson, Inc.	12,000	760,151
LINE Corp. (a)(b)	16,600	571,162
Lion Corp.	51,200	1,059,326
LIXIL Group Corp.	57,100	708,838
M3, Inc.	97,400	1,308,550
Makita Corp.	51,400	1,829,440
Marubeni Corp.	349,200	2,458,388
Marui Group Co., Ltd.	39,800	773,763
Maruichi Steel Tube, Ltd.	10,400	328,451
Mazda Motor Corp.	127,000	1,313,813
McDonald's Holdings Co. Japan, Ltd. (b)	13,200	560,653
Mebuki Financial Group, Inc.	181,300	482,519
Medipal Holdings Corp.	38,600	828,538
MEIJI Holdings Co., Ltd.	27,500	2,245,819
MINEBEA MITSUMI, Inc.	90,300	1,308,636
MISUMI Group, Inc.	66,500	1,405,583
Mitsubishi Chemical Holdings Corp.	292,900	2,222,746
Mitsubishi Corp.	295,400	8,131,140
Mitsubishi Electric Corp.	407,400	4,517,177
Mitsubishi Estate Co., Ltd.	266,600	4,202,568
Mitsubishi Gas Chemical Co., Inc.	35,900	541,535
Mitsubishi Heavy Industries, Ltd.	67,900	2,448,274
Mitsubishi Materials Corp.	21,600	569,949
Mitsubishi Motors Corp.	149,700	821,395
Mitsubishi Tanabe Pharma Corp.	61,500	886,219
Mitsubishi UFJ Financial Group, Inc.	2,578,800	12,643,089
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	393,179
Mitsui & Co., Ltd.	372,800	5,744,141
Mitsui Chemicals, Inc.	42,100	953,164
Mitsui Fudosan Co., Ltd.	201,000	4,479,287
Mitsui OSK Lines, Ltd.	27,400	599,121
Mizuho Financial Group, Inc.	5,273,800	8,186,010
MonotaRO Co., Ltd. (b)	28,200	698,606
MS&AD Insurance Group Holdings, Inc.	107,600	3,071,624
Murata Manufacturing Co., Ltd.	40,600	5,534,093
Nabtesco Corp. (b)	24,000	524,122
Nagoya Railroad Co., Ltd.	43,700	1,153,490
NEC Corp.	57,100	1,699,234
Nexon Co., Ltd. (a)	103,100	1,327,807
NGK Insulators, Ltd.	53,200	722,975
NGK Spark Plug Co., Ltd.	36,100	721,243
NH Foods, Ltd.	21,000	791,460
Nidec Corp.	50,300	5,719,295
Nikon Corp.	67,200	1,001,431
Nintendo Co., Ltd.	25,300	6,753,047
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	296	$ 1,864,248
Nippon Electric Glass Co., Ltd. (b)	20,600	505,636
Nippon Express Co., Ltd.	15,800	881,338
Nippon Paint Holdings Co., Ltd. (b)	31,600	1,082,951
Nippon Prologis REIT, Inc.	422	891,964
Nippon Steel & Sumitomo Metal Corp.	168,400	2,904,771
Nippon Telegraph & Telephone Corp.	155,700	6,360,547
Nippon Yusen KK	36,900	568,727
Nissan Chemical Corp.	28,300	1,485,740
Nissan Motor Co., Ltd.	502,300	4,030,212
Nisshin Seifun Group, Inc.	40,900	846,593
Nissin Foods Holdings Co., Ltd.	14,700	924,486
Nitori Holdings Co., Ltd.	17,000	2,127,421
Nitto Denko Corp.	36,900	1,864,255
Nomura Holdings, Inc.	766,000	2,937,910
Nomura Real Estate Holdings, Inc.	31,100	571,175
Nomura Real Estate Master Fund, Inc. REIT	818	1,076,600
Nomura Research Institute, Ltd.	25,400	943,399
NSK, Ltd.	73,800	638,347
NTT Data Corp.	133,000	1,460,739
NTT DOCOMO, Inc.	295,700	6,663,795
Obayashi Corp.	145,600	1,319,112
Obic Co., Ltd.	15,200	1,176,211
Odakyu Electric Railway Co., Ltd.	63,400	1,396,690
Oji Holdings Corp.	194,000	999,043
Olympus Corp.	66,700	2,051,793
Omron Corp.	44,700	1,629,677
Ono Pharmaceutical Co., Ltd.	87,400	1,788,388
Oracle Corp. Japan	7,200	459,372
Oriental Land Co., Ltd.	45,100	4,544,324
ORIX Corp.	286,600	4,193,923
Osaka Gas Co., Ltd.	85,700	1,569,259
Otsuka Corp. (b)	22,600	622,084
Otsuka Holdings Co., Ltd.	84,300	3,452,216
Panasonic Corp.	500,700	4,520,744
Park24 Co., Ltd.	25,300	556,432
Pigeon Corp. (b)	26,000	1,113,795
Pola Orbis Holdings, Inc. (b)	20,800	562,869
Rakuten, Inc. (a)(b)	179,400	1,203,467
Recruit Holdings Co., Ltd.	246,300	5,977,066
Renesas Electronics Corp. (a)	191,400	872,260
Resona Holdings, Inc.	478,200	2,304,374
Ricoh Co., Ltd.	153,100	1,502,882
Rinnai Corp.	7,700	508,116
Rohm Co., Ltd.	19,700	1,264,075
Ryohin Keikaku Co., Ltd.	5,300	1,282,550
Sankyo Co., Ltd.	9,200	350,508
Santen Pharmaceutical Co., Ltd.	80,200	1,159,342
SBI Holdings, Inc.	51,400	1,011,462

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Secom Co., Ltd.	46,500	$ 3,862,744
Sega Sammy Holdings, Inc.	32,400	453,597
Seibu Holdings, Inc.	48,100	839,114
Seiko Epson Corp.	60,800	857,844
Sekisui Chemical Co., Ltd.	82,700	1,229,401
Sekisui House, Ltd.	137,500	2,029,007
Seven & i Holdings Co., Ltd.	164,500	7,171,339
Seven Bank, Ltd.	126,400	361,752
SG Holdings Co., Ltd.	22,700	592,561
Sharp Corp.	55,700	559,462
Shimadzu Corp.	49,500	980,841
Shimamura Co., Ltd. (b)	5,100	390,466
Shimano, Inc.	16,600	2,348,193
Shimizu Corp.	122,200	996,846
Shin-Etsu Chemical Co., Ltd.	81,800	6,364,169
Shinsei Bank, Ltd.	30,900	368,665
Shionogi & Co., Ltd.	62,200	3,555,177
Shiseido Co., Ltd.	85,600	5,377,161
Shizuoka Bank, Ltd.	100,700	790,254
Showa Denko KK (b)	28,300	843,467
Showa Shell Sekiyu KK	44,000	618,001
SMC Corp.	12,900	3,908,271
SoftBank Group Corp.	181,100	12,057,927
Sohgo Security Services Co., Ltd.	15,700	735,524
Sompo Holdings, Inc.	73,900	2,513,738
Sony Corp.	278,600	13,524,346
Sony Financial Holdings, Inc.	41,600	779,182
Stanley Electric Co., Ltd.	27,300	768,874
Subaru Corp.	138,900	2,987,777
SUMCO Corp. (b)	50,000	559,176
Sumitomo Chemical Co., Ltd.	328,000	1,593,438
Sumitomo Corp.	248,400	3,535,311
Sumitomo Dainippon Pharma Co., Ltd.	37,000	1,178,645
Sumitomo Electric Industries, Ltd.	163,800	2,182,706
Sumitomo Heavy Industries, Ltd.	22,800	680,582
Sumitomo Metal Mining Co., Ltd.	52,900	1,421,162
Sumitomo Mitsui Financial Group, Inc.	291,100	9,671,052
Sumitomo Mitsui Trust Holdings, Inc.	73,900	2,709,072
Sumitomo Realty & Development Co., Ltd.	81,800	3,001,657
Sumitomo Rubber Industries, Ltd. (b)	36,000	426,560
Sundrug Co., Ltd.	16,700	498,496
Suntory Beverage & Food, Ltd.	31,000	1,401,449
Suzuken Co., Ltd.	17,400	886,533
Suzuki Motor Corp.	77,600	3,937,467
Sysmex Corp.	38,100	1,832,162
T&D Holdings, Inc.	122,600	1,429,207
Taiheiyo Cement Corp.	29,600	915,937
Taisei Corp.	46,100	1,976,945
Security Description	Shares	Value
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	$ 814,319
Taiyo Nippon Sanso Corp.	23,700	387,962
Takashimaya Co., Ltd.	37,600	481,159
Takeda Pharmaceutical Co., Ltd. (b)	161,100	5,440,236
TDK Corp.	29,700	2,089,815
Teijin, Ltd.	40,800	653,380
Temp Holdings Co., Ltd.	41,200	614,348
Terumo Corp.	67,200	3,812,175
THK Co., Ltd.	26,100	490,527
Tobu Railway Co., Ltd.	42,600	1,150,470
Toho Co., Ltd.	25,300	917,778
Toho Gas Co., Ltd.	17,900	756,200
Tohoku Electric Power Co., Inc.	90,200	1,192,089
Tokio Marine Holdings, Inc.	146,900	7,010,604
Tokyo Century Corp.	9,800	431,427
Tokyo Electric Power Co. Holdings, Inc. (a)	329,900	1,963,494
Tokyo Electron, Ltd.	35,400	4,038,017
Tokyo Gas Co., Ltd.	81,400	2,066,624
Tokyu Corp.	115,700	1,892,918
Tokyu Fudosan Holdings Corp.	128,600	635,293
Toppan Printing Co., Ltd.	57,000	840,077
Toray Industries, Inc.	302,600	2,129,218
Toshiba Corp.	147,900	4,178,918
Tosoh Corp.	56,500	737,438
TOTO, Ltd.	30,300	1,052,208
Toyo Seikan Group Holdings, Ltd.	37,200	855,110
Toyo Suisan Kaisha, Ltd.	18,300	639,662
Toyoda Gosei Co., Ltd.	16,800	333,045
Toyota Industries Corp.	31,900	1,479,934
Toyota Motor Corp.	503,000	29,368,983
Toyota Tsusho Corp.	46,300	1,369,398
Trend Micro, Inc. (a)	27,100	1,474,612
Tsuruha Holdings, Inc.	8,000	686,871
Unicharm Corp.	92,100	2,987,594
United Urban Investment Corp. REIT	684	1,061,084
USS Co., Ltd.	53,400	899,937
Welcia Holdings Co., Ltd.	10,600	479,205
West Japan Railway Co.	36,900	2,610,226
Yahoo! Japan Corp.	630,500	1,574,598
Yakult Honsha Co., Ltd.	25,300	1,780,212
Yamada Denki Co., Ltd.	127,900	614,349
Yamaguchi Financial Group, Inc.	39,000	375,017
Yamaha Corp.	31,100	1,326,601
Yamaha Motor Co., Ltd. (b)	65,300	1,284,990
Yamato Holdings Co., Ltd. (b)	67,200	1,852,188
Yamazaki Baking Co., Ltd.	30,000	630,543
Yaskawa Electric Corp. (b)	56,100	1,379,554
Yokogawa Electric Corp.	54,700	947,771
Yokohama Rubber Co., Ltd. (b)	29,200	549,588

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
ZOZO, Inc.	43,000	$ 787,768
		677,333,661
LUXEMBOURG — 0.3%
ArcelorMittal	139,773	2,898,436
Aroundtown SA	174,218	1,437,915
Eurofins Scientific SE	2,204	821,358
Millicom International Cellular SA SDR	14,562	922,254
RTL Group SA	8,135	434,288
SES SA	73,688	1,407,590
Tenaris SA	110,669	1,194,266
		9,116,107
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	142,000	238,319
Wynn Macau, Ltd.	334,400	729,505
		967,824
MEXICO — 0.0% (c)
Fresnillo PLC	38,505	421,744
NETHERLANDS — 4.5%
ABN AMRO Group NV (d)	90,876	2,133,795
Aegon NV	379,991	1,771,863
Akzo Nobel NV	53,800	4,329,703
ASML Holding NV	89,416	14,019,930
EXOR NV	23,718	1,281,371
Heineken Holding NV	24,763	2,087,702
Heineken NV	55,363	4,885,849
ING Groep NV	839,571	9,031,298
Koninklijke Ahold Delhaize NV	267,981	6,762,509
Koninklijke DSM NV	38,256	3,124,238
Koninklijke KPN NV	722,041	2,113,027
Koninklijke Philips NV	204,447	7,228,760
Koninklijke Vopak NV	12,918	585,963
NN Group NV	63,742	2,535,760
NXP Semiconductors NV	74,472	5,457,308
Randstad NV	24,751	1,134,311
Royal Dutch Shell PLC Class A	1,005,595	29,552,743
Royal Dutch Shell PLC Class B	819,124	24,411,726
Wolters Kluwer NV	61,534	3,633,898
		126,081,754
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)	156,772	1,172,127
Auckland International Airport, Ltd.	224,110	1,078,989
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,118,846
Fletcher Building, Ltd. (a)	197,701	646,934
Meridian Energy, Ltd.	262,247	598,768
Ryman Healthcare, Ltd.	94,456	680,245
Spark New Zealand, Ltd.	418,892	1,165,685
		6,461,594
NORWAY — 0.7%
Aker BP ASA	26,570	668,918
DNB ASA	209,349	3,340,000
Security Description	Shares	Value
Equinor ASA	263,153	$ 5,584,193
Gjensidige Forsikring ASA	44,759	698,847
Marine Harvest ASA	96,285	2,031,524
Norsk Hydro ASA	299,562	1,356,464
Orkla ASA	171,379	1,346,625
Schibsted ASA Class B	24,544	744,045
Telenor ASA	165,779	3,206,779
Yara International ASA	41,484	1,597,722
		20,575,117
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	556,669	1,940,250
Galp Energia SGPS SA	108,999	1,718,887
Jeronimo Martins SGPS SA	58,599	692,650
		4,351,787
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	519,850	980,201
CapitaLand Commercial Trust REIT	489,338	628,277
CapitaLand Mall Trust REIT	528,100	875,646
CapitaLand, Ltd.	544,400	1,242,175
City Developments, Ltd.	71,200	424,170
ComfortDelGro Corp., Ltd.	404,300	637,744
DBS Group Holdings, Ltd.	389,113	6,763,087
Genting Singapore, Ltd.	1,169,200	836,368
Golden Agri-Resources, Ltd.	777,200	139,702
Jardine Cycle & Carriage, Ltd.	17,333	449,539
Keppel Corp., Ltd.	300,300	1,302,108
Oversea-Chinese Banking Corp., Ltd.	680,337	5,620,392
SATS, Ltd.	115,600	395,228
Sembcorp Industries, Ltd.	177,900	331,523
Singapore Airlines, Ltd.	112,800	779,586
Singapore Exchange, Ltd.	154,900	812,572
Singapore Press Holdings, Ltd.	287,100	495,000
Singapore Technologies Engineering, Ltd.	298,800	765,086
Singapore Telecommunications, Ltd.	1,754,100	3,770,736
Suntec Real Estate Investment Trust	384,500	502,135
United Overseas Bank, Ltd.	287,590	5,184,216
UOL Group, Ltd.	86,332	392,073
Venture Corp., Ltd.	49,200	503,551
Wilmar International, Ltd.	372,400	852,449
		34,683,564
SOUTH AFRICA — 0.0% (c)
Investec PLC	145,593	817,919
SPAIN — 3.0%
ACS Actividades de Construccion y Servicios SA	53,967	2,087,053
Aena SME SA (d)	15,108	2,344,499
Amadeus IT Group SA	96,741	6,728,262

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	1,473,086	$ 7,805,987
Banco de Sabadell SA	1,215,062	1,389,692
Banco Santander SA	3,551,512	16,130,023
Bankia SA	247,813	725,216
Bankinter SA	140,229	1,125,005
CaixaBank SA	778,993	2,817,560
Enagas SA (b)	47,646	1,285,954
Endesa SA	67,454	1,552,225
Ferrovial SA	105,679	2,137,679
Grifols SA	64,388	1,685,558
Iberdrola SA	1,346,617	10,803,404
Industria de Diseno Textil SA	240,333	6,140,363
Mapfre SA	209,749	556,277
Naturgy Energy Group SA	78,986	2,009,918
Red Electrica Corp. SA	92,996	2,072,481
Repsol SA	297,827	4,793,689
Siemens Gamesa Renewable Energy SA (a)	53,415	649,693
Telefonica SA	1,033,616	8,671,600
		83,512,138
SWEDEN — 2.5%
Alfa Laval AB	64,827	1,386,719
Assa Abloy AB Class B	218,670	3,900,659
Atlas Copco AB Class A	148,116	3,516,687
Atlas Copco AB Class B	85,079	1,855,149
Boliden AB	64,227	1,390,763
Electrolux AB Class B	56,183	1,185,655
Epiroc AB Class A (a)	153,263	1,449,333
Epiroc AB Class B (a)	96,382	857,517
Essity AB Class B	138,454	3,398,162
Hennes & Mauritz AB Class B (b)	194,161	2,759,822
Hexagon AB Class B	57,348	2,639,114
Husqvarna AB Class B	101,271	750,464
ICA Gruppen AB (b)	18,803	671,880
Industrivarden AB Class C	37,373	755,398
Investor AB Class B	99,536	4,216,823
Kinnevik AB Class B	50,406	1,214,972
L E Lundbergforetagen AB Class B	17,802	524,471
Lundin Petroleum AB	44,572	1,113,062
Sandvik AB	248,821	3,546,026
Securitas AB Class B	67,661	1,085,601
Skandinaviska Enskilda Banken AB Class A	370,638	3,599,422
Skanska AB Class B	76,035	1,209,239
SKF AB Class B	89,570	1,358,323
Svenska Handelsbanken AB Class A	336,837	3,734,676
Swedbank AB Class A	204,057	4,551,427
Swedish Match AB	40,921	1,611,297
Tele2 AB Class B	112,491	1,433,124
Telefonaktiebolaget LM Ericsson Class B	692,551	6,086,678
Telia Co. AB	609,793	2,887,384
Security Description	Shares	Value
Volvo AB Class B	354,113	$ 4,631,186
		69,321,033
SWITZERLAND — 9.1%
ABB, Ltd.	406,405	7,707,183
Adecco Group AG	35,541	1,655,912
Baloise Holding AG	11,138	1,529,808
Barry Callebaut AG	533	827,777
Chocoladefabriken Lindt & Spruengli AG (e)	230	1,423,210
Chocoladefabriken Lindt & Spruengli AG (e)	22	1,635,829
Cie Financiere Richemont SA	116,472	7,443,433
Clariant AG (a)	42,087	772,321
Coca-Cola HBC AG (a)	42,454	1,325,782
Credit Suisse Group AG (a)	570,915	6,254,699
Dufry AG (a)(b)	6,987	660,001
EMS-Chemie Holding AG	1,763	835,181
Ferguson PLC	49,561	3,166,775
Geberit AG	8,386	3,252,148
Givaudan SA	2,023	4,670,672
Glencore PLC (a)	2,461,621	9,134,172
Julius Baer Group, Ltd. (a)	51,372	1,824,441
Kuehne + Nagel International AG	12,543	1,607,636
LafargeHolcim, Ltd. (a)	106,214	4,363,631
Lonza Group AG (a)	16,282	4,206,761
Nestle SA	681,702	55,183,424
Novartis AG	482,252	41,112,252
Pargesa Holding SA	8,029	577,049
Partners Group Holding AG (b)	3,957	2,392,343
Roche Holding AG	156,258	38,581,048
Schindler Holding AG (e)	9,389	1,854,370
Schindler Holding AG (e)	4,729	914,331
SGS SA	1,218	2,730,554
Sika AG	28,575	3,611,732
Sonova Holding AG	12,443	2,027,131
STMicroelectronics NV	141,218	2,015,495
Straumann Holding AG	2,242	1,405,514
Swatch Group AG (e)	7,069	2,055,876
Swatch Group AG (e)	13,237	762,692
Swiss Life Holding AG (a)	7,411	2,846,221
Swiss Prime Site AG (a)	17,905	1,444,860
Swiss Re AG	68,670	6,277,683
Swisscom AG	5,602	2,669,161
Temenos AG (a)	13,590	1,625,341
UBS Group AG (a)	852,410	10,579,465
Vifor Pharma AG	9,918	1,075,506
Zurich Insurance Group AG	33,453	9,946,312
		255,985,732
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	780,300
UNITED KINGDOM — 14.9%
3i Group PLC	201,490	1,984,681

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Admiral Group PLC	39,715	$ 1,035,393
Anglo American PLC (b)	225,124	5,011,255
Ashtead Group PLC	104,343	2,175,429
Associated British Foods PLC	76,429	1,988,655
AstraZeneca PLC	276,875	20,709,839
Auto Trader Group PLC (d)	187,622	1,086,769
Aviva PLC	842,136	4,027,404
Babcock International Group PLC	37,284	232,344
BAE Systems PLC	686,872	4,017,082
Barclays PLC	3,711,403	7,114,843
Barratt Developments PLC	211,532	1,246,816
Berkeley Group Holdings PLC	24,770	1,097,522
BP PLC	4,370,938	27,608,672
British American Tobacco PLC	500,762	15,944,260
British Land Co. PLC REIT	186,811	1,268,603
BT Group PLC	1,823,392	5,529,329
Bunzl PLC	73,223	2,209,254
Burberry Group PLC	90,835	2,007,756
Carnival PLC	37,037	1,775,019
Centrica PLC	1,166,944	2,004,910
CNH Industrial NV	234,858	2,107,014
Coca-Cola European Partners PLC (a)(e)	10,100	463,085
Coca-Cola European Partners PLC (e)	37,803	1,738,951
Compass Group PLC	343,606	7,220,673
ConvaTec Group PLC (d)	236,173	417,948
Croda International PLC	28,934	1,726,438
DCC PLC	19,979	1,522,898
Diageo PLC	537,840	19,145,552
Direct Line Insurance Group PLC	273,092	1,108,470
easyJet PLC	35,408	498,307
Experian PLC	197,352	4,788,169
Fiat Chrysler Automobiles NV (a)	236,457	3,428,018
G4S PLC	337,308	846,088
GlaxoSmithKline PLC	1,084,136	20,589,825
GVC Holdings PLC	121,153	1,039,985
Hammerson PLC REIT	169,641	711,684
Hargreaves Lansdown PLC	62,731	1,477,244
HSBC Holdings PLC	4,358,478	35,909,139
Imperial Brands PLC	206,531	6,252,409
Informa PLC	259,497	2,082,782
InterContinental Hotels Group PLC	37,451	2,020,947
International Consolidated Airlines Group SA	124,373	983,865
Intertek Group PLC	34,650	2,118,251
ITV PLC	722,151	1,148,285
J Sainsbury PLC	389,363	1,314,116
John Wood Group PLC	138,104	890,351
Johnson Matthey PLC	39,173	1,396,441
Kingfisher PLC	424,155	1,120,923
Land Securities Group PLC REIT	162,814	1,668,003
Security Description	Shares	Value
Legal & General Group PLC	1,263,587	$ 3,717,493
Lloyds Banking Group PLC	15,363,625	10,145,546
London Stock Exchange Group PLC	67,125	3,472,620
Marks & Spencer Group PLC	336,181	1,058,412
Meggitt PLC	167,696	1,005,950
Melrose Industries PLC	1,006,486	2,100,328
Merlin Entertainments PLC (d)	128,644	520,195
Micro Focus International PLC	36,071	635,350
Micro Focus International PLC ADR (b)	52,641	905,952
Mondi PLC	74,873	1,557,677
National Grid PLC	716,276	6,971,407
Next PLC	30,741	1,562,546
Pearson PLC	171,114	2,045,062
Persimmon PLC	68,081	1,673,463
Prudential PLC	559,677	9,993,519
Reckitt Benckiser Group PLC	146,312	11,204,801
RELX PLC (e)	249,527	5,137,197
RELX PLC (e)	176,822	3,632,349
Rio Tinto PLC	255,807	12,152,181
Rio Tinto, Ltd.	79,975	4,418,048
Rolls-Royce Holdings PLC (a)	367,484	3,884,629
Royal Bank of Scotland Group PLC	1,011,263	2,790,975
Royal Mail PLC	191,233	662,711
RSA Insurance Group PLC	207,162	1,355,090
Sage Group PLC	222,415	1,703,572
Schroders PLC	23,608	734,540
Segro PLC REIT	206,434	1,547,514
Severn Trent PLC	46,980	1,086,281
Shire PLC ADR	2,187	380,625
Shire PLC	201,332	11,718,229
Smith & Nephew PLC	185,191	3,452,979
Smiths Group PLC	83,662	1,453,368
SSE PLC	213,481	2,940,483
St James's Place PLC	111,071	1,335,382
Standard Chartered PLC	615,919	4,779,558
Standard Life Aberdeen PLC	476,148	1,556,988
Taylor Wimpey PLC	651,840	1,131,125
Tesco PLC	2,114,741	5,120,027
Unilever NV	337,142	18,275,849
Unilever PLC	246,629	12,905,072
United Utilities Group PLC	143,567	1,346,119
Vodafone Group PLC	5,820,419	11,334,300
Weir Group PLC	47,109	778,774
Whitbread PLC	39,523	2,304,908
Wm Morrison Supermarkets PLC	494,784	1,343,809
WPP PLC	265,323	2,860,791
		418,505,490

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	$ 118
TOTAL COMMON STOCKS (Cost $2,803,166,399)		2,739,199,380

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 01/14/19) (a)	305,142	139,529
TOTAL RIGHTS (Cost $143,140)		139,529
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $28,671,050)	28,671,050	28,671,050
TOTAL INVESTMENTS — 98.5% (Cost $2,831,980,589)		2,768,009,959
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		41,500,326
NET ASSETS — 100.0%		$ 2,809,510,285

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	507	03/15/2019	$44,611,297	$43,500,600	$(1,110,697)
During the period ended December 31, 2018, average notional value related to futures contracts was $48,948,480 or 2% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,739,199,380	$—	$—	$2,739,199,380
Rights	139,529	—	—	139,529
Short-Term Investment	28,671,050	—	—	28,671,050
TOTAL INVESTMENTS	$2,768,009,959	$—	$—	$2,768,009,959
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,110,697)	—	—	(1,110,697)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,110,697)	$—	$—	$ (1,110,697)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$ 741,374,315	$ 759,526,167	$—	$—	—	$ —	$ 550,087	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	717,897,085	733,784,751	—	—	—	—	743,634	—
State Street Navigator Securities Lending Portfolio II	—	—	59,914,479	31,243,429	—	—	28,671,050	28,671,050	15,859	—
Total		$34,039,518	$1,519,185,879	$1,524,554,347	$—	$—		$28,671,050	$1,309,580	$—
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value*	$2,739,338,909
Investments in affiliated issuers, at value	28,671,050
Total Investments	2,768,009,959
Foreign currency, at value	3,896,609
Cash at broker	3,682,477
Receivable for investments sold	58,089,967
Dividends receivable — unaffiliated issuers	3,320,608
Dividends receivable — affiliated issuers	38,739
Securities lending income receivable — unaffiliated issuers	19,449
Securities lending income receivable — affiliated issuers	27,924
Receivable for foreign taxes recoverable	5,291,782
Prepaid expenses and other assets	8,584
TOTAL ASSETS	2,842,386,098
LIABILITIES
Due to custodian	2,701,687
Payable upon return of securities loaned	28,671,050
Payable to broker – accumulated variation margin on open futures contracts	1,109,432
Advisory fee payable	312,632
Custodian fees payable	39,121
Professional fees payable	41,477
Printing and postage fees payable	284
Accrued expenses and other liabilities	130
TOTAL LIABILITIES	32,875,813
NET ASSETS	$2,809,510,285
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,803,309,539
Investments in affiliated issuers	28,671,050
Total cost of investments	$2,831,980,589
Foreign currency, at cost	$ 3,903,336
* Includes investments in securities on loan, at value	$ 45,324,185
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 27,946
Dividend income — unaffiliated issuers	94,158,453
Dividend income — affiliated issuers	550,087
Dividend income — non-cash transactions	5,656,216
Unaffiliated securities lending income	178,812
Affiliated securities lending income	759,493
Foreign taxes withheld	(8,332,100)
TOTAL INVESTMENT INCOME (LOSS)	92,998,907
EXPENSES
Advisory fee	3,288,632
Administration and custody fees	924,705
Trustees’ fees and expenses	64,968
Professional fees and expenses	164,542
Printing and postage fees	5,047
Insurance expense	9,120
Miscellaneous expenses	39,950
TOTAL EXPENSES	4,496,964
NET INVESTMENT INCOME (LOSS)	$ 88,501,943
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,834,003)
Foreign currency transactions	(1,335,079)
Futures contracts	(6,725,830)
Net realized gain (loss)	(25,894,912)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(494,819,185)
Foreign currency translations	(215,399)
Futures contracts	(2,068,032)
Net change in unrealized appreciation/depreciation	(497,102,616)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(522,997,528)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(434,495,585)
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 88,501,943	$ 69,187,821
Net realized gain (loss)	(25,894,912)	5,670,197
Net change in unrealized appreciation/depreciation	(497,102,616)	469,833,683
Net increase (decrease) in net assets resulting from operations	(434,495,585)	544,691,701
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	960,880,616	562,875,573
Withdrawals	(572,543,741)	(232,962,957)
Net increase (decrease) in net assets from capital transactions	388,336,875	329,912,616
Net increase (decrease) in net assets during the period	(46,158,710)	874,604,317
Net assets at beginning of period	2,855,668,995	1,981,064,678
NET ASSETS AT END OF PERIOD	$2,809,510,285	$2,855,668,995
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONALDEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.15%	0.14%	0.15%(b)
Net investment income (loss)	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,109,432)	$—	$(1,109,432)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(6,725,830)	$—	$(6,725,830)

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,068,032)	$—	$(2,068,032)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$840,898,683	$408,340,901
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,878,468,862	$203,057,521	$314,627,121	$(111,569,600)
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 45,324,185	$ 28,671,050	$ 18,718,887	$ 47,389,937
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$28,671,050	$—	$—	$—	$28,671,050	$28,671,050
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of State Street International Developed Equity Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
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OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.16%	$886.20	$0.76	$1,024.40	$0.82
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
32

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Portfolio's directors and is available, without charge, upon request and by calling 1-877-521-4083.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $625,287 and $762,976, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $320,722 and $310,696, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $6,581,832 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $36,297,003 and $40,983,185, respectively. The figure for the fiscal year ended December 31, 2017 was previously reported as $28,718,894 and has been restated to include certain other audit fees totaling $12,264,291, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 6, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2019